                                           REGISTRATION NOS. 333-52366/811-4001
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                            PRE-EFFECTIVE AMENDMENT

                        POST-EFFECTIVE AMENDMENT NO. 7                      [X]

                                    AND/OR
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               AMENDMENT NO. 79                             [X]


                               -----------------

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                          (EXACT NAME OF REGISTRANT)

                      METROPOLITAN LIFE INSURANCE COMPANY
                           (EXACT NAME OF DEPOSITOR)

                   200 PARK AVENUE, NEW YORK, NEW YORK 10166
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                (212) 578-5364
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                               -----------------

                            JAMES L. LIPSCOMB, ESQ.
                 EXECUTIVE VICE-PRESIDENT AND GENERAL COUNSEL
                      METROPOLITAN LIFE INSURANCE COMPANY
                                200 PARK AVENUE
                           NEW YORK, NEW YORK 10166
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

                                  COPIES TO:

                             DIANE E. AMBLER, ESQ.

                  KIRKPATRICK & LOCKHART NICHOLSON GRAHAM LLP

                        1800 MASSACHUSETTS AVENUE, N.W.
                            WASHINGTON, D.C. 20036

                               -----------------

IT IS PROPOSED THAT THE FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
    [_] immediately upon filing pursuant to paragraph (b) of Rule 485

    [X] on May 1, 2005 pursuant to paragraph (b) of Rule 485


    [_] on July 17, 2004 filing pursuant to paragraph (a)(1) of Rule 485

    [_] on the seventy-fifth day after filing pursuant to paragraph (a)(2) of
        Rule 485
    [_] on (date) pursuant to paragraph (a)(2) of Rule 485


PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES. REGISTRANT'S RULE 24F-2 NOTICE FOR THE YEAR ENDED DECEMBER 31, 2004 WAS FILED WITH THE COMMISSION ON OR ABOUT MARCH 31, 2005.


================================================================================

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                                   FORM N-4
                                     UNDER
       THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940

                             CROSS REFERENCE SHEET
                           (PURSUANT TO RULE 481(A))

FORM N-4
ITEM NO.                                                       PROSPECTUS HEADING
--------                                                       ------------------
  1.     Cover Page......................... Cover Page

  2.     Definitions........................ Important Terms You Should Know

  3.     Synopsis........................... Table of Expenses

  4.     Condensed Financial Information.... General Information--Performance; General
                                               Information--Financial Statements; Accumulation
                                               Unit Value Tables

  5.     General Description of Registrant,  MetLife; Metropolitan Life Separate Account E; Your
         Depositor, and Portfolio Companies.   Investment Choices; General Information--Voting
                                               Rights

  6.     Deductions and Expenses............ Table of Expenses; Deferred Annuities--Charges;
                                               Deferred Annuities--Withdrawal Charges; Deferred
                                               Annuities--Premium and Other Taxes; Income
                                               Options--Charges; General Information--Who
                                               Sells the Deferred Annuities; Appendix--Premium
                                               Tax Table

  7.     General Description of Variable     Variable Annuities; Classes of the Deferred Annuity;
         Annuity Contracts..................   Deferred Annuities--Purchase Payments (Allocation
                                               of Purchase Payments and Limits on Purchase
                                               Payments); Deferred Annuities--Transfer Privilege;
                                               General Information--Administration (Purchase
                                               Payments/Confirming Transactions/Transactions by
                                               Telephone or Internet/Processing Transactions/
                                               Changes to Your Deferred Annuity/When We Can
                                               Cancel Your Deferred Annuity)

  8.     Annuity Period..................... Important Terms You Should Know; Deferred
                                               Annuities--Pay-out Options (or Income Options);
                                               Income Payment Types/The Value of Your Income
                                               Payments; Optional Benefits--Guaranteed
                                               Minimum Income Benefit

  9.     Death Benefit...................... Deferred Annuities--Death Benefit--Generally; Basic
                                               Death Benefit; Optional Benefits

 10.     Purchases and Annuity Values....... MetLife; Metropolitan Life Separate Account E; Deferred
                                               Annuities--Purchase Payments (Allocation of
                                               Purchase Payments and Limits on Purchase
                                               Payments); The Value of Your Investment; Pay-out
                                               Options (or Income Options); Allocation; The Value
                                               of Your Income Payments; General Information--
                                               Administration (Purchase Payments)

FORM N-4
ITEM NO.                                                         PROSPECTUS HEADING
--------                                                         ------------------
 11.     Redemptions........................ Deferred Annuities--Access to Your Money (Systematic
                                               Withdrawal Program and Minimum Distribution);
                                               Deferred Annuities--Withdrawal Charges (When No
                                               Withdrawal Charge Applies); General Information--
                                               When We Can Cancel Your Deferred Annuity

 12.     Taxes.............................. Income Taxes

 13.     Legal Proceedings.................. Legal Proceedings

 14.     Table of Contents of the Statement  Table of Contents of the Statement of Additional
         of Additional Information..........   Information

 15.     Cover Page......................... Cover Page

 16.     Table of Contents.................. Table of Contents

 17.     General Information and History.... Not Applicable

 18.     Services........................... Independent Registered Public Accounting Firm;
                                               Services; Distribution of Certificates and Interests in
                                               the Deferred Annuities

 19.     Purchase of Securities Being        Not Applicable
         Offered............................

 20.     Underwriters....................... Distribution of Certificates and Interests in the Deferred
                                               Annuities; Early Withdrawal Charge

 21.     Calculation of Performance Data.... Advertisement of the Separate Account

 22.     Annuity Payments................... Variable Income Payments

 23.     Financial Statements............... Financial Statements of the Separate Account; Financial
                                               Statements of MetLife

                                                                    MAY 1, 2005


PREFERENCE PLUS SELECT(R) VARIABLE ANNUITY CONTRACTS
ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY
This Prospectus describes individual Preference Plus Select contracts for deferred variable annuities ("Deferred Annuities").

--------------------------------------------------------------------------------

    You decide how to allocate your money among the various available investment choices. The investment choices available to you are listed in the contract for your Deferred Annuity. Your choices may include the Fixed
Account (not described in this Prospectus) and investment divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), portfolios of the Met Investors Series Trust ("Met Investors Fund") and funds of the American Funds Insurance Series ("American Funds"). For convenience, the portfolios and the funds are referred to as "Portfolios" in this Prospectus.




BLACKROCK MONEY MARKET (FORMERLY, STATE STREET RESEARCH     FI MID CAP OPPORTUNITIES
MONEY MARKET)                                               MET/AIM MID CAP CORE EQUITY
SALOMON BROTHERS U.S. GOVERNMENT                            METLIFE MID CAP STOCK INDEX
BLACKROCK BOND INCOME (FORMERLY, STATE STREET RESEARCH BOND FI INTERNATIONAL STOCK
INCOME)                                                     HARRIS OAKMARK INTERNATIONAL
LEHMAN BROTHERS(R) AGGREGATE BOND INDEX                     MFS RESEARCH INTERNATIONAL
PIMCO TOTAL RETURN                                          MORGAN STANLEY EAFE(R) INDEX
SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES               OPPENHEIMER GLOBAL EQUITY (FORMERLY, SCUDDER GLOBAL
LORD ABBETT BOND DEBENTURE                                  EQUITY)
BLACKROCK DIVERSIFIED (FORMERLY, STATE STREET RESEARCH      AMERICAN FUNDS GROWTH
DIVERSIFIED)                                                BLACKROCK LEGACY LARGE CAP GROWTH (FORMERLY, STATE
MFS TOTAL RETURN                                            STREET RESEARCH LARGE CAP GROWTH)
NEUBERGER BERMAN REAL ESTATE                                JANUS AGGRESSIVE GROWTH
AMERICAN FUNDS GROWTH-INCOME                                JENNISON GROWTH (FORMERLY, MET/PUTNAM VOYAGER)
BLACKROCK LARGE CAP VALUE (FORMERLY, STATE STREET RESEARCH  OPPENHEIMER CAPITAL APPRECIATION
LARGE CAP VALUE)                                            T. ROWE PRICE LARGE CAP GROWTH
DAVIS VENTURE VALUE                                         LOOMIS SAYLES SMALL CAP
FI VALUE LEADERS                                            RUSSELL 2000(R) INDEX
HARRIS OAKMARK LARGE CAP VALUE                              BLACKROCK AGGRESSIVE GROWTH (FORMERLY, STATE STREET
HARRIS OAKMARK FOCUSED VALUE                                RESEARCH AGGRESSIVE GROWTH)
NEUBERGER BERMAN MID CAP VALUE (FORMERLY, NEUBERGER         T. ROWE PRICE MID-CAP GROWTH
BERMAN PARTNERS MID CAP VALUE)                              FRANKLIN TEMPLETON SMALL CAP GROWTH
BLACKROCK INVESTMENT TRUST (FORMERLY, STATE STREET RESEARCH MET/AIM SMALL CAP GROWTH
INVESTMENT TRUST)                                           T. ROWE PRICE SMALL CAP GROWTH
METLIFE STOCK INDEX                                         AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
MFS INVESTORS TRUST                                         RCM GLOBAL TECHNOLOGY (FORMERLY, PIMCO PEA INNOVATION)
BLACKROCK STRATEGIC VALUE (FORMERLY, STATE STREET RESEARCH
AURORA)
                                           ASSET ALLOCATION PORTFOLIOS
METLIFE CONSERVATIVE ALLOCATION                             METLIFE MODERATE TO AGGRESSIVE ALLOCATION
METLIFE CONSERVATIVE TO MODERATE ALLOCATION                 METLIFE AGGRESSIVE ALLOCATION
METLIFE MODERATE ALLOCATION

HOW TO LEARN MORE:

Before investing, read this Prospectus. The Prospectus contains information about the Deferred Annuities and Metropolitan Life Separate Account E which you should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated May 1, 2005. The SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page 125 of this Prospectus. To view and download the SAI, please visit our website www.metlife.com. To request a free copy of the SAI or to ask questions, write or call:


Metropolitan Life Insurance Company
Attn: Fulfillment Unit - PPS
1600 Division Road
West Warwick, RI 02893
(800) 638-7732
                                                                      [GRAPHIC]


                                 [LOGO] Metlife



 DEFERRED
 ANNUITIES
 AVAILABLE:

    . Non-Qualified
    . Traditional IRA
    . Roth IRA



    . Simplified Employee Pensions (SEPs)


    . SIMPLE Individual Retirement Annuities




 CLASSES AVAILABLE
 FOR EACH
 DEFERRED ANNUITY
    . B
    . Bonus
    . C
    . L

 A WORD ABOUT INVESTMENT RISK:

 An investment in any of these variable annuities involves investment risk. You could lose money you invest. Money invested is NOT:

  . a bank deposit or obligation;

  . federally insured or guaranteed; or

  . endorsed by any bank or other financial institution.

Each class of the Deferred Annuities has its own Separate Account charge and withdrawal charge schedule. Each provides the opportunity to invest for retirement. The expenses for the Bonus Class of the Deferred Annuity may be higher than similar contracts without a bonus. The purchase payment credits ("Bonus") may be more than offset by the higher expenses for the Bonus Class.

The Securities and Exchange Commission has a Web site (http://www.sec.gov) which you may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.

This Prospectus is not valid unless attached to the current Metropolitan Fund, Met Investors Fund and American Funds prospectuses which are attached to the back of this Prospectus. You should read these prospectuses carefully before purchasing a Deferred Annuity.

                               TABLE OF CONTENTS

       Important Terms You Should Know...............................  5
       Table of Expenses.............................................  8
       Accumulation Unit Values Tables............................... 19
       MetLife....................................................... 32
       Metropolitan Life Separate Account E.......................... 32
       Variable Annuities............................................ 33
           The Deferred Annuity...................................... 33
       Classes of the Deferred Annuity............................... 34
       Your Investment Choices....................................... 38
       Deferred Annuities............................................ 41
           The Deferred Annuity and Your Retirement Plan............. 41
           Automated Investment Strategies and Enhanced Dollar Cost
             Averaging Program....................................... 41
           Purchase Payments......................................... 45
               Allocation of Purchase Payments....................... 47
               Automated Purchase Payments........................... 48
               Limits on Purchase Payments........................... 48
           The Value of Your Investment.............................. 48
           Transfer Privilege........................................ 49
           Access to Your Money...................................... 52
               Systematic Withdrawal Program......................... 52
           Charges................................................... 53
               Separate Account Charge............................... 53
               Investment-Related Charge............................. 54
           Annual Contract Fee....................................... 54
               Optional Guaranteed Minimum Income Benefit............ 55
               Optional Guaranteed Withdrawal Benefit................ 55
           Premium and Other Taxes................................... 55
           Withdrawal Charges........................................ 56
               When No Withdrawal Charge Applies..................... 57
           Free Look................................................. 58
           Death Benefit--Generally.................................. 59
               Basic Death Benefit................................... 61
           Optional Benefits......................................... 62
               Annual Step-Up Death Benefit.......................... 63
               Greater of Annual Step-Up or 5% Annual Increase
                 Death Benefit....................................... 64
               Earnings Preservation Benefit......................... 67
               Guaranteed Minimum Income Benefit..................... 69
                  Version I (The Predictor).......................... 69
                  Version II (The Predictor)......................... 72
                  Version III (The Predictor Plus)................... 79
               Guaranteed Withdrawal Benefit......................... 84
           Pay-Out Options (or Income Options)....................... 93

            Income Payment Types....................................  94
            Allocation..............................................  95
            Minimum Size of Your Income Payment.....................  95
            The Value of Your Income Payments.......................  95
            Reallocation Privilege..................................  96
            Charges.................................................  99
        General Information......................................... 100
            Administration.......................................... 100
                Purchase Payments................................... 100
                Confirming Transactions............................. 100
                Processing Transactions............................. 100
                   By Telephone or Internet......................... 101
                   After Your Death................................. 102
                   Third Party Requests............................. 102
                   Valuation--Suspension of Payments................ 102
            Advertising Performance................................. 103
            Changes to Your Deferred Annuity........................ 105
            Voting Rights........................................... 106
            Who Sells the Deferred Annuities........................ 107
            Certain Payments We Receive or Make with Regard to the
              Portfolios............................................ 108
            Financial Statements.................................... 109
            Your Spouse's Rights.................................... 109
            When We Can Cancel Your Deferred Annuity................ 109
        Income Taxes................................................ 110
        Legal Proceedings........................................... 124
        Table of Contents for the Statement of Additional
          Information............................................... 125
        Appendix for Premium Tax Table.............................. 127


MetLife does not intend to offer the Deferred Annuities anywhere they may not lawfully be offered and sold. MetLife has not authorized any information or representations about the Deferred Annuities other than the information in this Prospectus, the attached prospectuses, supplements to the prospectuses or any supplemental sales material we authorize.

                                   [GRAPHIC]

     [GRAPHIC]

IMPORTANT TERMS YOU SHOULD KNOW

ACCOUNT BALANCE

When you purchase a Deferred Annuity, an account is set up for you. Your Account Balance is the total amount of money credited to you under your Deferred Annuity including money in the investment divisions of the Separate Account, the Fixed Account and the Enhanced Dollar Cost Averaging Program.

ACCUMULATION UNIT VALUE

With a Deferred Annuity, money paid-in or transferred into an investment division of the Separate Account is credited to you in the form of accumulation units. Accumulation units are established for each investment division. We determine the value of these accumulation units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying portfolios.

ADMINISTRATIVE OFFICE

Your Administrative Office is the MetLife office that will generally handle the administration of all your requests concerning your Deferred Annuity. Your contract will indicate the address of your Administrative Office. We will notify you if there is a change in the address of your Administrative Office. The telephone number to initiate a request is 800-638-7732.

ANNUITANT

The natural person whose life is the measure for determining the duration and the dollar amount of income payments.

ANNUITY UNIT VALUE

With a variable pay-out option, the money paid-in or reallocated into an investment division of the Separate Account is held in the form of annuity units. Annuity units are established for each investment division. We determine the value of these annuity units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying portfolios.

ASSUMED INVESTMENT RETURN (AIR)


Under a variable pay-out option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given investment division to determine all subsequent payments to you.

BENEFICIARY

The person or persons who receives a benefit, including continuing payments or a lump sum payment, if the owner dies.

CONTRACT

A contract is the legal agreement between you and MetLife. This document contains relevant provisions of your Deferred Annuity. MetLife issues contracts for each of the annuities described in this Prospectus.

CONTRACT ANNIVERSARY

An anniversary of the date we issue the Deferred Annuity.

CONTRACT YEAR

The Contract Year for a Deferred Annuity is the one year period starting on the date we issue the contract and each Contract Anniversary thereafter.

EXCHANGE

In this Prospectus, the New York Stock Exchange is referred to as the "Exchange."

INVESTMENT DIVISION

Investment divisions are subdivisions of the Separate Account. When you allocate a purchase payment, transfer money or make reallocations of your income payment to an investment division, the investment division purchases shares of a portfolio (with the same name) within the Metropolitan Fund, the Met Investors Fund or the American Funds.

METLIFE

MetLife is Metropolitan Life Insurance Company which is the company that issues the Deferred Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."

OWNER

The person or entity which has all rights including the right to direct who receives income payments.

SEPARATE ACCOUNT

A separate account is an investment account. All assets contributed to investment divisions under the Deferred Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities.

VARIABLE ANNUITY

An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying portfolios. You assume the investment risk for any amounts allocated to the investment divisions in a variable annuity.

WITHDRAWAL CHARGE

The withdrawal charge is the amount we deduct from your Account Balance, if you withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.

YOU

In this Prospectus "you" is the owner of the Deferred Annuity. "You" is also the purchaser of a Deferred Annuity as a beneficiary of a deceased person's Individual Retirement Account.

   TABLE OF EXPENSES--PREFERENCE PLUS SELECT DEFERRED ANNUITIES

        The following tables describe the expenses you will pay when you buy, hold or withdraw amounts from your Deferred Annuity. The first table describes charges you will pay at the time you purchase the Deferred
     Annuity, make withdrawals from your Deferred Annuity or make transfers between the investment divisions. The tables do not show premium and other taxes which may apply. There are no fees for the Fixed Account and the Enhanced Dollar Cost Averaging Program.

--------------------------------------------------------------------------------
  Contract Owner Transaction Expenses

Sales Charge Imposed on Purchase Payments...................                 None
Withdrawal Charge (as a percentage of each purchase
  payment) (1)..............................................             Up to 9%
Transfer Fee (2)............................................ Current Charge: None
                                                   Maximum Guaranteed Charge: $25

/1/ A withdrawal charge may apply if you withdraw purchase payments that were credited to your Deferred Annuity. The charges on purchase payments for each class is calculated according to the following schedule:

          IF WITHDRAWN DURING YEAR B CLASS BONUS CLASS C CLASS L CLASS
          ------------------------ ------- ----------- ------- -------
                 1................    7%        9%      None      7%
                 2................    6%        8%                6%
                 3................    6%        8%                5%
                 4................    5%        7%                0%
                 5................    4%        6%                0%
                 6................    3%        4%                0%
                 7................    2%        3%                0%
                 Thereafter.......    0%        0%                0%

    There are times when the withdrawal charge does not apply. For example, you may always withdraw earnings without a withdrawal charge. After the first Contract Year, you may also withdraw up to 10% of your total purchase payments without a withdrawal charge.
/2/ We reserve the right to limit transfers as described later in this Prospectus. We reserve the right to impose a transfer fee. The amount of this fee will be no greater than $25 per transfer.

--------------------------------------------------------------------------------
     The second table describes the fees and expenses that you will bear periodically during the time you hold the Deferred Annuity, but does not include fees and expenses for the Portfolios.

Annual Contract Fee (3)............................................................................. $30

Current Separate Account Charge (as a percentage of your Account Balance) for all investment divisions except the American Funds
Growth-Income, American Funds Growth and American Funds Global Small Capitalization Divisions (4)

                                                     B CLASS          BONUS CLASS (5)          C CLASS          L CLASS
Death Benefit                                        -------          ---------------          -------          -------
  Basic Death Benefit...............................  1.25%                1.70%                1.65%            1.50%
  Optional Annual Step-Up Death Benefit.............  1.45%                1.90%                1.85%            1.70%
  Optional Greater of Annual Step-Up or 5%..........  1.60%                2.05%                2.00%            1.85%
    Annual Increase Death Benefit
Optional Earnings Preservation Benefit (6)..........    .25%                 .25%                 .25%             .25%


Current Separate Account Charge (as a percentage of your Account Balance) for American Funds Growth-Income, American Funds
  Growth and American Funds Global Small Capitalization Divisions (4)

                                                 B CLASS     BONUS CLASS (5)     C CLASS            L CLASS
Death Benefit                                    -------     ---------------     -------     -----------------------------
  Basic Death Benefit...........................  1.50%           1.95%           1.90%                      1.75%
  Optional Annual Step-Up Death Benefit.........  1.70%           2.15%           2.10%                      1.95%
  Optional Greater of Annual Step-Up or 5%......  1.85%           2.30%           2.25%                      2.10%
    Annual Increase Death Benefit

Optional Earnings Preservation Benefit (6)..................................................                  .25%

Optional Guaranteed Minimum Income Benefit (7)
  Version I and Version II................................................................                    .50%
  Version III.............................................................................   Current Charge:      .75%
                                                                                                     Maximum
                                                                                                  Guaranteed
                                                                                                     Charge:     1.50%
Optional Guaranteed Withdrawal Benefit (7).................................................. Current Charge:      .50%
                                                                                                     Maximum
                                                                                                  Guaranteed
                                                                                                     Charge:      .95%


/3/ This fee is waived if the Account Balance is $50,000 or more. Regardless of the amount of your Account Balance, the entire fee will be deducted if you take a total withdrawal of your Account Balance. During the pay-out phase, we reserve the right to deduct this fee.


/4/ You pay the Separate Account charge with the Basic Death Benefit for your class of the Deferred Annuity during the pay-out phase of your contract. Charges for optional benefits are those for Deferred Annuities purchased after April 30, 2005. Different charges may have been in effect for prior time periods. We reserve the right to impose an additional Separate Account charge on investment divisions that we add to the contract in the future. The additional amount will not exceed the annual rate of 0.25% of the average daily net assets in any such investment divisions as shown in the table labeled "Current Separate Account Charge for the American Funds Investment Divisions". Different Separate Account charges for the American Funds were in effect prior to May 1, 2004.


/5/ The Separate Account charge for the Bonus Class will be reduced by 0.45% to 1.25% for the Basic Death Benefit (1.50% for amounts held in the American Funds Investment Divisions) after you have held the contract for seven years. Similarly, the Separate Account charge will be reduced by 0.45% to 1.45% for the Annual Step-Up Death Benefit and 1.60% for the Greater of Annual Set-Up or 5% Annual Increase Death Benefit (1.70% and 1.85%, respectively, for amounts held in the American Funds Investment Divisions) after you have held the contract for seven years.

/6/ The Separate Account charge for the Earnings Preservation Benefit is in addition to the Separate Account charge for your class of the Deferred Annuity with the death benefit you have chosen. You pay the Separate Account charge designated under the appropriate class for the Basic Death Benefit, the Optional Annual Step-Up Death Benefit or the Optional Greater of Annual Step-Up or 5% Annual Increase Death Benefit.




/7/ The charge for the Guaranteed Minimum Income Benefit and the Guaranteed
    Withdrawal Benefit is a percentage of your guaranteed minimum income base or Guaranteed Withdrawal Amount, respectively, as defined later in this Prospectus, and is deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Fixed Account balance, your Enhanced Dollar Cost Averaging Program and Separate Account balance. (We take amounts from the Separate Account by canceling, if available, accumulation units from your Separate Account.) You do not pay this charge once you are in the pay-out phase of your contract. The Fixed Account is not available with a Deferred Annuity issued in New York State with the Guaranteed Minimum Income Benefit and, when available, in Washington State with the Guaranteed Minimum Income Benefit. The Fixed Account is not available with Version III of the Guaranteed Minimum Income Benefit. If you elect an Optional Reset of the Guaranteed Minimum Income Benefit on the third Contract Anniversary or thereafter, as permitted under Version III of this benefit, we may increase the Guaranteed Minimum Income Benefit charge to the then current charge, but no more than a maximum of 1.50% of the guaranteed minimum income base. Different Separate Account charges for Versions I and II of the Guaranteed Minimum Income Benefit were in effect prior to May 1, 2005. If you elect an Optional Reset of the Guaranteed Withdrawal Benefit on the fifth Contract Anniversary or thereafter, as permitted under this benefit, we may increase the Guaranteed Withdrawal Benefit charge to the then current charge, but no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


  ----------------------------------------------------------------------------
The third table shows the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that you may bear periodically while you hold the Deferred Annuity. More details concerning the Metropolitan Fund, the Met Investors Fund and the American Funds fees and expenses are contained in their respective prospectuses.


Total Annual Metropolitan Fund, Met Investors Fund and American    Minimum Maximum
Funds Operating Expenses for the fiscal year ending December 31,
2004 (expenses that are deducted from these Funds's assets include management fees, distribution fees (12b-1 fees) and other
expenses) (8)                                                        0.55%   1.40%
After Waiver and/or Reimbursement of Expenses (9).................   0.54%   1.40%


/8/ 12b-1 Plan fees for the Metropolitan Fund and the Met Investors Fund are those for Deferred Annuities purchased after April 30, 2004. Different 12b-1 fees were in effect for prior time periods.


/9/ Pursuant to an Expense Agreement, MetLife Advisers, LLC ("MetLife
    Advisers") has agreed to waive its investment management fee or pay operating expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses and underlying portfolio investment management fees and expenses) as necessary to limit the total of such expenses to the annual percentage of average daily net assets of the following Portfolios as indicated:



            Portfolio                                     Percentage
            ---------                                     ----------
            Franklin Templeton Small Cap Growth Portfolio    1.40
            BlackRock Large Cap Value Portfolio              1.20
            MFS Investors Trust Portfolio                    1.25
            MetLife Conservative Allocation Portfolio        0.35
            MetLife Conservative to Moderate Allocation
              Portfolio                                      0.35
            MetLife Moderate Allocation Portfolio            0.35
            MetLife Moderate to Aggressive Allocation
              Portfolio                                      0.35
            MetLife Aggressive Allocation Portfolio          0.35





    This waiver or agreement to pay is subject to the obligation of each class of the Portfolio separately to repay MetLife Advisers such expenses in future years, if any, when the Portfolio's class's expenses fall below the above percentages if certain conditions are met. The agreement may be terminated at any time after April 30, 2006. The effect of such waiver and reimbursement is that performance results are increased.



    MetLife Advisers has also agreed to waive a portion of its investment management fee until at least April 30, 2006 for the following Portfolios in the percentage amounts specified below:



Portfolio                                                                         Waived Percentage
---------                                                                         -----------------
Loomis Sayles Small Cap Portfolio                                               0.05% on all assets
Lehman Brothers(R) Aggregate Bond Index Portfolio                              0.006% on all assets
MetLife Stock Index Portfolio                                                  0.007% on all assets
MetLife Mid Cap Stock Index Portfolio                                          0.007% on all assets
Russell 2000(R) Index Portfolio                                                0.007% on all assets
Morgan Stanley EAFE(R) Index Portfolio                                         0.007% on all assets
BlackRock Bond Income Portfolio                   0.025% on assets in excess of $1 billion and less
                                                                                    than $2 billion
BlackRock Money Market Portfolio                     0.005% on the first $500 million of assets and
                                                          0.015% on the next $500 million of assets
T. Rowe Price Large Cap Growth Portfolio                  0.015% on the first $50 million of assets





    The effect of such waiver is that performance results are increased. See the attached prospectus for the Metropolitan Fund for more information about the agreement to waive or limit fees and to assume other expenses between MetLife Advisers and the Metropolitan Fund.



 /10/Met Investors Advisory LLC ("MetLife Investors") and Met Investors Fund have entered into an Expense Limitation Agreement under which MetLife Investors has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of each Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of each Portfolio's business) will not exceed, at any time prior to April 30, 2006, the following percentages: 1.35% for the Harris Oakmark International Portfolio, 1.15% for the Janus Aggressive Growth Portfolio, 1.15% for the Met/AIM Mid Cap Core Equity Portfolio, 1.30% for the Met/AIM Small Cap Growth Portfolio, 1.25% for the MFS Research International Portfolio, 1.15% for the Neuberger Berman Real Estate Portfolio, 1.00% for the Oppenheimer Capital Appreciation Portfolio, 1.35% for the RCM Global Technology Portfolio and 1.15% for the T. Rowe Price Mid-Cap Growth Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by MetLife Investors may, with the approval of the Fund's Board of Trustees, be repaid by the applicable Portfolio to MetLife Investors. Expenses for the MFS Research International Portfolio have been restated to reflect the terms of the Expense Limitation Agreement. Expenses for the Janus Aggressive Growth Portfolio, the Lord Abbet Bond Debenture Portfolio and the RCM Global Technology Portfolio has been restated to reflect management fee reductions that become effective May 1, 2005. The effect of such waiver and reimbursement is that performance results are increased. See the attached prospectus for the Met Investors Fund for more information about the agreement to waive or limit fees and to assume other expenses between MetLife Investors and the Met Investors Fund.


  METROPOLITAN FUND CLASS B ANNUAL EXPENSES FOR FISCAL
  YEAR ENDING DECEMBER 31, 2004
                                                                                               ----------------------------
  (as a percentage of average net assets)                                          A+B+C=D                       D-E=F
  (12)(14)                                                            C             TOTAL                        TOTAL
                                                   A        B   OTHER EXPENSES EXPENSES BEFORE       E       EXPENSES AFTER
                                               MANAGEMENT 12b-1     BEFORE         WAIVER/        WAIVER/       WAIVER/
                                                  FEES    FEES  REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT REIMBURSEMENT
---------------------------------------------------------------------------------------------------------------------------
BlackRock Money Market Portfolio
  (9)(11)(18)(23).............................    0.35    0.25       0.07           0.67           0.01           0.66
Salomon Brothers U.S. Government Portfolio....    0.55    0.25       0.09           0.89           0.00           0.89
BlackRock Bond Income Portfolio
  (9)(11)(13)(23).............................    0.40    0.25       0.06           0.71           0.00           0.71
Lehman Brothers(R) Aggregate Bond Index
  Portfolio (9)...............................    0.25    0.25       0.07           0.57           0.01           0.56
Salomon Brothers Strategic Bond
  Opportunities Portfolio.....................    0.65    0.25       0.12           1.02           0.00           1.02
BlackRock Diversified Portfolio (11)(23)......    0.44    0.25       0.06           0.75           0.00           0.75
MFS Total Return Portfolio....................    0.50    0.25       0.14           0.89           0.00           0.89
BlackRock Large Cap Value Portfolio
  (9)(11)(23).................................    0.70    0.25       0.23           1.18           0.00           1.18
Davis Venture Value Portfolio (11)............    0.72    0.25       0.06           1.03           0.00           1.03
FI Value Leaders Portfolio (11)...............    0.66    0.25       0.08           0.99           0.00           0.99
Harris Oakmark Large Cap Value Portfolio (11).    0.73    0.25       0.06           1.04           0.00           1.04
Harris Oakmark Focused Value Portfolio (11)...    0.73    0.25       0.05           1.03           0.00           1.03
Neuberger Berman Mid Cap Value Portfolio (11).    0.68    0.25       0.08           1.01           0.00           1.01
BlackRock Investment Trust Portfolio (11)(23).    0.49    0.25       0.05           0.79           0.00           0.79
MetLife Stock Index Portfolio (9).............    0.25    0.25       0.05           0.55           0.01           0.54
MFS Investors Trust Portfolio (9)(19).........    0.75    0.25       0.22           1.22           0.00           1.22
BlackRock Stategic Value Portfolio (11)(23)...    0.83    0.25       0.06           1.14           0.00           1.14
FI Mid Cap Opportunities Portfolio (11)(20)...    0.68    0.25       0.07           1.00           0.00           1.00
MetLife Mid Cap Stock Index Portfolio (9).....    0.25    0.25       0.10           0.60           0.01           0.59
FI International Stock Portfolio (11)(21).....    0.86    0.25       0.22           1.33           0.00           1.33
Morgan Stanley EAFE(R) Index Portfolio (9)....    0.30    0.25       0.29           0.84           0.01           0.83
Oppenheimer Global Equity Portfolio (11)(25)..    0.62    0.25       0.19           1.06           0.00           1.06
BlackRock Legacy Large Cap Growth Portfolio
  (11)(23)....................................    0.74    0.25       0.06           1.05           0.00           1.05
Jennison Growth Portfolio (11)(24)............    0.65    0.25       0.06           0.96           0.00           0.96
T. Rowe Price Large Cap Growth Portfolio
  (9)(11).....................................    0.62    0.25       0.12           0.99           0.00           0.99
Loomis Sayles Small Cap Portfolio (9)(11).....    0.90    0.25       0.08           1.23           0.05           1.18
Russell 2000(R) Index Portfolio (9)...........    0.25    0.25       0.12           0.62           0.01           0.61
BlackRock Aggressive Growth Portfolio
  (11)(23)....................................    0.73    0.25       0.06           1.04           0.00           1.04
Franklin Templeton Small Cap Growth
  Portfolio (9)(11)...........................    0.90    0.25       0.25           1.40           0.00           1.40
T. Rowe Price Small Cap Growth Portfolio (11).    0.52    0.25       0.08           0.85           0.00           0.85
                                                                                               ----------------------------

  ASSET ALLOCATION PORTFOLIOS (27)


                                                                                                                     A+B+C=D
                                                                                                        C             TOTAL
                                                                                     A        B   OTHER EXPENSES EXPENSES BEFORE
                                                                                 MANAGEMENT 12b-1     BEFORE         WAIVER/
                                                                                    FEES    FEES  REIMBURSEMENT   REIMBURSEMENT
---------------------------------------------------------------------------------------------------------------------------------
MetLife Conservative Allocation Portfolio (9)...................................    0.10%   0.25%      0.25%          0.60%
MetLife Conservative to Moderate Allocation Portfolio (9).......................    0.10%   0.25%      0.08%          0.43%
MetLife Moderate Allocation Portfolio (9).......................................    0.10%   0.25%      0.05%          0.40%
MetLife Moderate to Aggressive Allocation Portfolio (9).........................    0.10%   0.25%      0.06%          0.41%
MetLife Aggressive Allocation Portfolio (9).....................................    0.10%   0.25%      0.19%          0.54%


  ASSET ALLOCATION PORTFOLIOS (27)

                                                                                                              TOTAL EXPENSES
                                                                                                   D-E=F      AFTER WAIVER/
                                                                                                   TOTAL      REIMBURSEMENT
                                                                                       E       EXPENSES AFTER      FOR
                                                                                    WAIVER/       WAIVER/       UNDERLYING
                                                                                 REIMBURSEMENT REIMBURSEMENT    PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------------
MetLife Conservative Allocation Portfolio (9)...................................     0.25%          0.35%          0.65%
MetLife Conservative to Moderate Allocation Portfolio (9).......................     0.08%          0.35%          0.67%
MetLife Moderate Allocation Portfolio (9).......................................     0.05%          0.35%          0.69%
MetLife Moderate to Aggressive Allocation Portfolio (9).........................     0.06%          0.35%          0.72%
MetLife Aggressive Allocation Portfolio (9).....................................     0.19%          0.35%          0.74%


  ASSET ALLOCATION PORTFOLIOS (27)
                                                                                 TOTAL EXPENSES
                                                                                    FOR THE
                                                                                 PORTFOLIO AND
                                                                                   UNDERLYING
                                                                                   PORTFOLIOS
                                                                                 AFTER WAIVER/
                                                                                 REIMBURSEMENT
-----------------------------------------------------------------------------------------------
MetLife Conservative Allocation Portfolio (9)...................................      1.00%
MetLife Conservative to Moderate Allocation Portfolio (9).......................      1.02%
MetLife Moderate Allocation Portfolio (9).......................................      1.04%
MetLife Moderate to Aggressive Allocation Portfolio (9).........................      1.07%
MetLife Aggressive Allocation Portfolio (9).....................................      1.09%




  MET INVESTORS FUND CLASS B ANNUAL EXPENSES FOR FISCAL YEAR ENDING DECEMBER 31, 2004
                                                                                               ----------------------------
  (as a percentage of average net assets)                                          A+B+C=D                       D-E=F
  (14)                                                                C             TOTAL                        TOTAL
                                                   A        B   OTHER EXPENSES EXPENSES BEFORE       E       EXPENSES AFTER
                                               MANAGEMENT 12b-1     BEFORE         WAIVER/        WAIVER/       WAIVER/
                                                  FEES    FEES  REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT REIMBURSEMENT
---------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio..................    0.50    0.25       0.06           0.81           0.00           0.81
Lord Abbett Bond Debenture Portfolio
  (10)(11)(13)................................    0.52    0.25       0.06           0.83           0.00           0.83
Neuberger Berman Real Estate Portfolio
  (10)(11)....................................    0.70    0.25       0.03           0.98           0.00           0.98
Met/AIM Mid Cap Core Equity Portfolio
  (10)(11)(22)................................    0.73    0.25       0.10           1.08           0.00           1.08
Harris Oakmark International Portfolio
  (10)(11)(15)(22)............................    0.84    0.25       0.14           1.23           0.00           1.23
MFS Research International Portfolio
  (10)(11)(22)................................    0.77    0.25       0.30           1.32           0.00           1.32
Janus Aggressive Growth Portfolio
  (10)(11)(17)(22)............................    0.68    0.25       0.14           1.07           0.00           1.07
Oppenheimer Capital Appreciation Portfolio
  (10)(11)(22)................................    0.60    0.25       0.10           0.95           0.00           0.95
T. Rowe Price Mid-Cap Growth Portfolio
  (10)(16)(22)................................    0.75    0.25       0.16           1.16           0.00           1.16
Met/AIM Small Cap Growth Portfolio
  (10)(11)(22)................................    0.90    0.25       0.14           1.29           0.00           1.29
RCM Global Technology Portfolio (10)(11)(26)..    0.90    0.25       0.01           1.16           0.00           1.16
                                                                                               ----------------------------


  AMERICAN FUNDS CLASS 2 ANNUAL EXPENSES FOR FISCAL YEAR ENDING DECEMBER 31, 2004
                                                                                                     ----------------------------
                                                                                         A+B+C=D                       D-E=F
  (as a percentage of average net assets) (12)(14)                          C             TOTAL                        TOTAL
                                                         A        B   OTHER EXPENSES EXPENSES BEFORE       E       EXPENSES AFTER
                                                     MANAGEMENT 12b-1     BEFORE         WAIVER/        WAIVER/       WAIVER/
                                                        FEES    FEES  REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT REIMBURSEMENT
---------------------------------------------------------------------------------------------------------------------------------
     American Funds Growth-Income Portfolio
       (11).........................................    0.29    0.25       0.02           0.56           0.00           0.56
     American Funds Growth Portfolio (11)...........    0.35    0.25       0.01           0.61           0.00           0.61
     American Funds Global Small
       Capitalization Portfolio (11)................    0.77    0.25       0.04           1.06           0.00           1.06
                                                                                                     ----------------------------


 /11/Each Portfolio's management fee decreases when its assets grow to certain dollar amounts. The "break point" dollar amounts at which the management fee declines are more fully explained in the prospectus and SAI for each respective fund.


 /12/Certain Metropolitan Fund sub-investment managers directed certain portfolio trades to brokers who paid a portion of the Portfolio's expenses. The expense information for the Metropolitan Fund Portfolios does not reflect these reductions or credits. See the Fund's prospectus for more information. The tables do not reflect any voluntary waiver of investment management fees for any of the Portfolios. See the SAI for more information.


/13/On April 29, 2002, the State Street Research Income Portfolio of the
    Metropolitan Fund was merged into the State Street Research Bond Income Portfolio of the New England Zenith Fund. On April 29, 2002, the Loomis Sayles High Yield Bond Portfolio of the Metropolitan Fund was merged into the Lord Abbott Bond Debenture Portfolio of the Met Investors Fund.

 /14/Each of the Metropolitan Fund, Met Investors Fund and American Funds has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in each Fund's prospectus. We are paid the Rule 12b-1 fee in connection with the Class B shares of the Metropolitan and Met Investors Funds and Class 2 of the American Funds.

 /15/On January 1, 2003, Harris Associates L.P. became the sub-investment manager for the State Street Research Concentrated International Portfolio, which changed its name to Harris Oakmark International Portfolio.

/16/On January 1, 2003, T. Rowe Price Associates Inc. became the sub-investment manager for the MFS Mid Cap Growth Portfolio, which changed its name to T. Rowe Price Mid-Cap Growth Portfolio.

 /17/On April 28, 2003, the Janus Growth Portfolio of the Metropolitan Fund was merged into the Janus Aggressive Growth Portfolio of the Met Investors Fund.


 /18/BlackRock Money Market Portfolio is only available in the C Class Deferred
    Annuity purchased after April 30, 2003, a Deferred Annuity issued in New York State with the optional Guaranteed Minimum Income Benefit, and, when available, a Deferred Annuity with the optional Guaranteed Minimum Income Benefit issued in Washington State.



 /19/Prior to the opening of business on May 3, 2004, MFS Research Managers
    Portfolio of the Metropolitan Fund was merged into MFS Investors Trust Portfolio of the Metropolitan Fund.


 /20/Prior to the opening of business on May 3, 2004, the FI Mid Cap
    Opportunities Portfolio was merged into the Janus Mid Cap Portfolio and Fidelity Management & Research Company became sub-investment manager for the Portfolio which changed its name to FI Mid Cap Opportunities Portfolio.

 /21/On December 16, 2003, Fidelity Research & Management Company became the sub-investment manager for the Putnam International Stock Portfolio, which changed its name to FI International Stock Portfolio.


 /22/Fees waived or expenses reimbursed by the investment manager of these Portfolios in prior years were repaid in the last fiscal year to the investment manager by these Portfolios with the approval of the Fund's Board of Trustees. These amounts are included in the "Other Expenses Before Reimbursement" column. The amounts per Portfolio are:



             Portfolio                                  Percentage
             ---------                                  ----------
             MFS Research International Portfolio......    0.14
             Janus Aggressive Growth Portfolio.........    0.07
             Met/AIM Mid Cap Core Equity Portfolio.....    0.05
             Met/AIM Small Cap Growth Portfolio........    0.06
             Harris Oakmark International Portfolio....    0.01
             Oppenheimer Capital Appreciation Portfolio    0.04
             T. Rowe Price Mid-Cap Growth Portfolio....    0.09

 /23/Effective January 31, 2005, BlackRock Advisors, Inc. became the sub-investment manager for the State Street Research Money Market Portfolio, the State Street Research Bond Income Portfolio, the State Street Research Diversified Portfolio, the State Street Research Large Cap Value Portfolio, the State Street Research Investment Trust Portfolio, the State Street Research Large Cap Growth Portfolio, the State Street Research Aggressive Growth Portfolio and the State Street Research Aurora Portfolio, which changed their names, as shown in the following table:



Prior Portfolio Name                                          New Portfolio Name
--------------------                                          ------------------
State Street Research Aggressive Growth Portfolio BlackRock Aggressive Growth Portfolio
State Street Research Aurora Portfolio            BlackRock Strategic Value Portfolio
State Street Research Bond Income Portfolio       BlackRock Bond Income Portfolio
State Street Research Diversified Portfolio       BlackRock Diversified Portfolio
State Street Research Investment Trust Portfolio  BlackRock Investment Trust Portfolio
State Street Research Large Cap Growth Portfolio  BlackRock Legacy Large Cap Growth Portfolio
State Street Research Large Cap Value Portfolio   BlackRock Large Cap Value Portfolio
State Street Research Money Market Portfolio      BlackRock Money Market Portfolio



/24/Prior to the opening of business on May 2, 2005, the Met/Putnam Voyager
    Portfolio of the Metropolitan Fund was merged into the Jennison Growth Portfolio of the Metropolitan Fund.



/25/On May 1, 2005, OppenheimerFunds, Inc. became the sub-investment manager for the Scudder Global Equity Portfolio which changed its name to the Oppenheimer Global Equity Portfolio.



/26/On January 15, 2005, RCM Capital Management LLC became the sub-investment manager for the PIMCO PEA Innovation Portfolio which changed its name to RCM Global Technology Portfolio.



 /27/These Portfolios are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Fund or the Met Investors Fund. Because these Portfolios invest in other underlying portfolios, each of these Portfolios also will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the investment management fee. These Portfolios will begin operations on or about May 1, 2005. The expense information in the fee table is an estimate of the Portfolios' expenses through December 31, 2005. The total expenses after waiver /reimbursement for underlying portfolios includes the estimated expenses of the underlying portfolios (after applicable fee waivers and expense reimbursements) as of the date of this prospectus. The estimated total annual operating expenses of the Portfolios (before applicable fee waivers and expense reimbursements), including the weighted average of the total operating expenses of the underlying portfolios (before applicable fee waivers and reimbursements) as of the date of this prospectus are: 1.25% for the MetLife Conservative Allocation Portfolio, 1.10% for the MetLife Conservative to Moderate Allocation Portfolio; 1.10% for the MetLife Moderate Allocation Portfolio, 1.13% for the MetLife Moderate to Aggressive Allocation Portfolio, and 1.29% for the MetLife Aggressive Allocation Portfolio. Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the Portfolios. A contract owner who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

  EXAMPLES
  The examples are intended to help you compare the cost of investing in the Deferred Annuity with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the first table), the Separate Account and other costs you bear while you hold the Deferred Annuity (described in the second table) and Portfolio fees and expenses (described in the third table).

  Example 1. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
  . reimbursement and/or waiver of expenses was not in effect;
  . there was no allocation to the Fixed Account or Enhanced Dollar Cost
    Averaging Program;
  . you bear the minimum or maximum fees and expenses of any of the
    Portfolios;
  . a total Account Balance of $39,000 (for purposes of determining the impact of the Annual Contract Fee);
  . you select the B Class;
  . the underlying Portfolio earns a 5% annual return;
  . you select the Greater of Annual Step-Up or 5% Annual Increase Death
    Benefit;
  . you select Version III of the Guaranteed Minimum Income Benefit and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;
  . you select the Earnings Preservation Benefit; and . you fully surrender your contract, with applicable withdrawal charges deducted.



                                      1      3      5     10
                                     YEAR  YEARS  YEARS  YEARS
---------------------------------------------------------------
Maximum............................ $1,114 $1,802 $2,680 $5,118
Minimum............................ $1,029 $1,539 $2,226 $4,219



  Example 2. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
  . reimbursement and/or waiver of expenses was not in effect;
  . there was no allocation to the Fixed Account or Enhanced Dollar Cost
    Averaging Program;
  . you bear the minimum or maximum fees and expenses of any of the
    Portfolios;
  . a total Account Balance of $39,000 (for purposes of determining the impact of the Annual Contract Fee);
  . you select the B Class;
  . the underlying Portfolio earns a 5% annual return;
  . you select the Greater of Annual Step-Up or 5% Annual Increase Death
    Benefit;
  . you select Version III of the Guaranteed Minimum Income Benefit and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;
  . you select the Earnings Preservation Benefit: and . you do not surrender your contract or you elect to annuitize (elect a pay-out option with an income payment type under which you receive income payments over your lifetime) (no withdrawal charges would be deducted).



                                                      1     3      5     10
                                                     YEAR YEARS  YEARS  YEARS
  ----------------------------------------------------------------------------
  Maximum........................................... $414 $1,262 $2,320 $5,118
  Minimum........................................... $329   $999 $1,866 $4,219

  Example 3. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the periods indicated. Your actual costs may be higher or lower.
  Assumptions:
  . reimbursement and/or waiver of expenses was not in effect;
  . there was no allocation to the Fixed Account;
  . you bear the minimum or maximum fees and expenses of any of the
    Portfolios;
  . a total Account Balance of $69,000 (for purposes of determining the impact of the Annual Contract Fee);
  . you select the Bonus Class;
  . the underlying Portfolio earns a 5% annual return;
  . you select the Greater of Annual Step-Up or 5% Annual Increase Death
    Benefit;
  . you select Version III of the Guaranteed Minimum Income Benefit and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;
  . you select the Earnings Preservation Benefit; and . you fully surrender your contract, with applicable withdrawal charges deducted.




                                                     1      3      5     10
                                                    YEAR  YEARS  YEARS  YEARS
------------------------------------------------------------------------------
Maximum........................................... $1,355 $2,116 $3,084 $5,536
Minimum........................................... $1,271 $1,849 $2,619 $4,626



  Example 4. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower. Assumptions:
  . reimbursement and/or waiver of expenses was not in effect;
  . there was no allocation to the Fixed Account;
  . you bear the minimum or maximum fees and expenses of any of the
    Portfolios;
  . a total Account Balance of $69,000 (for purposes of determining the impact of the Annual Contract Fee);
  . you select the Bonus Class;
  . the underlying Portfolio earns a 5% annual return;
  . you select the Greater of Annual Step-Up or 5% Annual Increase Death
    Benefit;
  . you select Version III of the Guaranteed Minimum Income Benefit and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;
  . you select the Earnings Preservation Benefit; and . you do not surrender your contract or you elect to annuitize (elect a pay-out option with an income payment type under which you receive income payments over your lifetime) (no withdrawal charges would be deducted).




                                1     3      5     10
                               YEAR YEARS  YEARS  YEARS
--------------------------------------------------------
Maximum....................... $451 $1,367 $2,461 $5,308
Minimum....................... $367 $1,122 $2,070 $4,613

  Example 5. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
  . reimbursement and/or waiver of expenses was not in effect;
  . you bear the minimum or maximum fees and expenses of any of the
    Portfolios;
  . a total Account Balance of $74,000 (for purposes of determining the impact of the Annual Contract Fee);
  . you select the C Class;
  . the underlying Portfolio earns a 5% annual return;
  . you select the Greater of Annual Step-Up or 5% Annual Increase Death
    Benefit;
  . you select Version III of the Guaranteed Minimum Income Benefit and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;
  . you select the Earnings Preservation Benefit; and . you surrender your contract (although no withdrawal charges apply to the
    C Class, the annual contract fee is deducted when the Deferred Annuity is surrendered regardless of the amount of the total Account Balance).




                                                         1     3      5     10
                                                        YEAR YEARS  YEARS  YEARS
---------------------------------------------------------------------------------
Maximum................................................ $450 $1,334 $2,396 $5,168
Minimum................................................ $366 $1,093 $2,015 $4,490



  Example 6. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
  . reimbursement and/or waiver of expenses was not in effect;
  . you bear the minimum or maximum fees and expenses of any of the
    Portfolios;
  . a total Account Balance of $74,000 (for purposes of determining the impact of the Annual Contract Fee);
  . you select the C Class;
  . the underlying Portfolio earns a 5% annual return;
  . you select the Greater of Annual Step-Up or 5% Annual Increase Death
    Benefit;
  . you select Version III of the Guaranteed Minimum Income Benefit and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;
  . you select the Earnings Preservation Benefit; and . you do not surrender your contract or you elect to annuitize (elect a pay-out option with an income type under which you receive income payments over your life time) (no withdrawal charges apply to the C Class).




                                                         1     3      5     10
                                                        YEAR YEARS  YEARS  YEARS
---------------------------------------------------------------------------------
Maximum................................................ $446 $1,331 $2,393 $5,165
Minimum................................................ $362 $1,089 $2,011 $4,486

  Example 7. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
  . reimbursement and/or waiver of expenses was not in effect;
  . there was no allocation to the Fixed Account or the Enhanced Dollar Cost
    Averaging Program;
  . you bear the minimum or maximum fees and expenses of any of the
    Portfolios;
  . a total Account Balance of $80,000 (for purposes of determining the impact of the Annual Contract Fee);
  . you select the L Class;
  . the underlying Portfolio earns a 5% annual return;
  . you select the Greater of Annual Step-Up or 5% Annual Increase Death
    Benefit;
  . you select Version III of the Guaranteed Minimum Income Benefit and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;
  . you select the Earnings Preservation Benefit; and . you fully surrender your contract with applicable withdrawal charges deducted.




                                                               1      3      5     10
                                                              YEAR  YEARS  YEARS  YEARS
----------------------------------------------------------------------------------------
Maximum..................................................... $1,135 $1,742 $2,330 $5,053
Minimum..................................................... $1,050 $1,500 $1,945 $4,363



  Example 8. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
  . reimbursement and/or waiver of expenses was not in
    effect;
  . there was no allocation to the Fixed Account or the
    Enhanced Dollar Cost Averaging Program;
  . you bear the minimum or maximum fees and expenses of
    any of the Portfolios;
  . a total Account Balance of $80,000 (for purposes of
    determining the impact of the Annual Contract Fee);
  . you select the L Class;
  . the underlying Portfolio earns a 5% annual return;
  . you select the Greater of Annual Step-Up or 5% Annual
    Increase Death Benefit;
  . you select Version III of the Guaranteed Minimum Income
    Benefit and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;
  . you select the Earnings Preservation Benefit; and . you do not surrender your contract or you elect to annuitize (elect a pay-out option with an income type under which you receive income payments over your life time) (no withdrawal charges would be deducted).



                                                              1     3      5     10
                                                             YEAR YEARS  YEARS  YEARS
--------------------------------------------------------------------------------------
Maximum..................................................... $431 $1,288 $2,327 $5,050
Minimum..................................................... $347 $1,046 $1,941 $4,360

   ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION


   These tables and bar charts show fluctuations in the Accumulation Unit Values for two of the possible mixes offered within the Deferred Annuity for each investment division from year end to year end. A different share class of the Metropolitan Fund and Met Investors Fund Portfolios was available prior to May 1, 2004. Lower Separate Account charges for the American Funds Investment Divisions were in effect prior to May 1, 2004. The accumulation unit values prior to May 1, 2004 reflect the lower 12b-1 Plan fees for the Metropolitan Fund and the Met Investors Fund Portfolios and lower Separate Account charges for the American Funds Investment Divisions then in effect. Values after April 30, 2004 reflect the higher 12b-1 Plan fees and Separate Account charges currently in place. In addition, different charges for certain optional benefits were in effect prior to May 1, 2003. Therefore, the accumulation unit values prior to May 1, 2003, for Deferred Annuities with these optional benefits reflect the lower charges then in effect. Values after April 30, 2003, reflect the higher charges currently in place. A lower charge for the Guaranteed Minimum Income Benefit when it was purchased with either of the optional death benefits was in effect from May 1, 2004 through April 30, 2005. This lower charge is not reflected in the tables below. Because Version III of the Guaranteed Minimum Income Benefit was introduced May 1, 2005, the accumulation unit values tables and charts do not reflect this optional benefit. The information in these tables and charts has been derived from the Separate Account's full financial statements or other reports (such as the annual report). The first table and charts show the Deferred Annuity mix that bears the total highest charge, and the second table and charts show the Deferred Annuity mix that bears the total lowest charge. The mix with the total highest charge has these features: Bonus Class, the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, Earnings Preservation Benefit and the Guaranteed Withdrawal Benefit. (In terms of the calculation for this mix, the Guaranteed Withdrawal Benefit charge is made by canceling accumulation units and, therefore, this charge is not reflected in the Accumulation Unit Value. However, purchasing this option with the others will result in the highest overall charge.) Since the Guaranteed Withdrawal Benefit was introduced on July 17, 2004, only the "End of Year Accumulation Unit Value" reflects this mix. The "Beginning of Year Accumulation Unit Value" reflects the total highest mix as of January 1, 2004, which has these features: Bonus Class, the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, Earnings Preservation Benefit and the Guaranteed Minimum Income Benefit. The mix with the total lowest charge has these features: B Class and no optional benefit. All other possible mixes for each investment division within the Deferred Annuity appear in the SAI, which is available upon request without charge by calling 1-800-638-7732.



----------------------------------------------------------------------------------------------

                                                                                 NUMBER OF
PREFERENCE PLUS SELECT DEFERRED               BEGINNING OF YEAR END OF YEAR    ACCUMULATION
ANNUITIES TABLE I AND BAR CHART I               ACCUMULATION    ACCUMULATION UNITS END OF YEAR
(HIGHEST POSSIBLE MIX)                   YEAR    UNIT VALUE      UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------
BlackRock Money Market Division (f)..... 2004      $18.73          $18.06             0

                                         2003       19.04           18.73          0.08
  [CHART]

2003    2004
------  ------
$18.73  $18.06

   Year End Accumulation Unit Value
Salomon Brothers U.S. Government
  Division (c).......................... 2004       14.46           14.40             0


  [CHART]
                                         2003       14.69           14.46          0.97
2001     2002     2003    2004
----     ----     -----  ------          2002       13.95           14.69          8.18
$13.95  $14.69   $14.46  $14.40
                                         2001       13.73           13.95             0
   Year End Accumulation Unit Value

----------------------------------------------------------------------------------------------

                                                                                 NUMBER OF
PREFERENCE PLUS SELECT DEFERRED               BEGINNING OF YEAR END OF YEAR    ACCUMULATION
ANNUITIES TABLE I AND BAR CHART I               ACCUMULATION    ACCUMULATION UNITS END OF YEAR
(HIGHEST POSSIBLE MIX)                   YEAR    UNIT VALUE      UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------
BlackRock Bond Income Division (a)...... 2004      $38.97          $37.01           0.03

                                         2003       38.47           38.97           2.08
  [CHART]
                                         2002       36.37           38.47           3.12
2001    2002    2003    2004
----    ----    -----  ------            2001       35.51           36.37              0
$36.37  $38.47  $38.97  $37.01

   Year End Accumulation Unit Value
Lehman Brothers(R) Aggregate Bond Index
  Division (c).......................... 2004       12.06           12.08              0

                                         2003       11.97           12.06           3.50
  [CHART]
                                         2002       11.12           11.97          17.13
2001    2002    2003    2004
----    ----    -----  ------            2001       10.95           11.12              0
$11.12  $11.97  $12.06  $12.08


   Year End Accumulation Unit Value
PIMCO Total Return Division (c)......... 2004       11.31           11.67           0.08

                                         2003       11.10           11.31           0.41
  [CHART]
                                         2002       10.37           11.10          12.75
2001    2002    2003    2004
----    ----    -----  ------            2001       10.21           10.37              0
$10.37  $11.10  $11.31  $11.67

   Year End Accumulation Unit Value
Salomon Brothers Strategic Bond
  Opportunities Division (c)............ 2004       17.50           18.04           1.23


  [CHART]


2001    2002    2003    2004             2003       16.05           17.50           0.86
----    ----    -----  ------
$15.00  $16.05  $17.50  $18.04           2002       15.00           16.05           1.81

                                         2001       14.76           15.00              0
   Year End Accumulation Unit Value
Lord Abbett Bond Debenture Division (b). 2004       11.60           15.72              0


  [CHART]

2001    2002    2003    2004             2003       10.00           11.60           5.62
----    ----    -----  ------
$10.11  $10.00  $11.60  $15.72           2002       10.11           10.00           6.53

                                         2001       10.39           10.11              0
   Year End Accumulation Unit Value
BlackRock Diversified Division (c)...... 2004       31.18           32.27           0.03


  [CHART]
                                         2003       26.94           31.18           0.44
2001    2002    2003    2004
----    ----    -----  ------            2002       31.99           26.94           2.01
$31.99  $26.94  $31.18  $32.27
                                         2001       32.93           31.99              0
   Year End Accumulation Unit Value
MFS Total Return Division (i)........... 2004       31.54           34.09              0


  [CHART]

2004
------
$34.09

   Year End Accumulation Unit Value

----------------------------------------------------------------------------------------------

                                                                                 NUMBER OF
PREFERENCE PLUS SELECT DEFERRED               BEGINNING OF YEAR END OF YEAR    ACCUMULATION
ANNUITIES TABLE I AND BAR CHART I               ACCUMULATION    ACCUMULATION UNITS END OF YEAR
(HIGHEST POSSIBLE MIX)                   YEAR    UNIT VALUE      UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------
Neuberger Berman Mid Cap Value Division
  (c)................................... 2004      $17.22          $20.48          0.05


  [CHART]
                                         2003       12.98           17.22          1.70
2001    2002    2003    2004
----    ----    -----  ------            2002       14.69           12.98           .66
$14.69  $12.98  $17.22  $20.48
                                         2001       15.05           14.69             0
   Year End Accumulation Unit Value
American Funds Growth-Income Division
  (c)................................... 2004       72.87           78.48          0.30

                                         2003
  [CHART]
                                         2002       57.44           72.87          0.64
2001    2002    2003    2004
----    ----    -----  ------            2001       72.02           57.44          3.21
$72.02  $57.44  $72.87  $78.48
                                                    75.25           72.02             0
   Year End Accumulation Unit Value
BlackRock Large Cap Value Division (d).. 2004       10.42           11.51             0

                                         2003        7.88           10.42          1.52
  [CHART]
                                         2002       10.00            7.88             0
2002    2003    2004
----    -----  ------
$7.88   $10.42  $11.51


   Year End Accumulation Unit Value
Davis Venture Value Division (c)........ 2004       25.84           28.05          0.03


  [CHART]
                                         2003       20.39           25.84          0.25
2001    2002    2003    2004
----    ----    -----  ------            2002       24.97           20.39          3.70
$24.97  $20.39  $25.84  $28.05
                                         2001       25.75           24.97             0
   Year End Accumulation Unit Value
FI Value Leaders Division (d)........... 2004       21.25           23.36             0

                                         2003       17.32           21.25          0.19
  [CHART]
                                         2002       21.16           17.32             0
2002    2003    2004
----    -----  ------
$17.32  $21.25  $23.36


   Year End Accumulation Unit Value
Harris Oakmark Large Cap Value Division
  (c)................................... 2004       11.46           12.38             0

                                                                    11.46          4.19
  [CHART]
                                                                     9.39             0
2001    2002    2003    2004             2003        9.39
----    ----    -----  ------                                       11.20             0
$11.20  $9.39   $11.46  $12.38           2002       11.20

                                         2001       11.40
   Year End Accumulation Unit Value
Harris Oakmark Focused Value Division
  (c)................................... 2004       27.98           29.42          0.77


  [CHART]
                                         2003       21.83           27.98          2.91
2001    2002    2003    2004
----    ----    -----  ------            2002       24.52           21.83          8.47
$24.52  $21.83  $27.98  $29.42
                                         2001       23.78           24.52             0
   Year End Accumulation Unit Value

----------------------------------------------------------------------------------------------

                                                                                 NUMBER OF
PREFERENCE PLUS SELECT DEFERRED               BEGINNING OF YEAR END OF YEAR    ACCUMULATION
ANNUITIES TABLE I AND BAR CHART I               ACCUMULATION    ACCUMULATION UNITS END OF YEAR
(HIGHEST POSSIBLE MIX)                   YEAR    UNIT VALUE      UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------
Neuberger Berman Real Estate Division
  (i)................................... 2004       $9.99          $12.75           0.08

  [CHART]

2004
----
$12.85

   Year End Accumulation Unit Value
BlackRock Investment Trust Division (c). 2004       51.08           54.09              0


  [CHART]
                                         2003       40.98           51.08           1.41
2001    2002    2003    2004
----    ----    -----  ------            2002       56.77           40.98           1.50
$56.77  $40.98  $51.08  $54.09
                                         2001       61.03           56.77              0
   Year End Accumulation Unit Value
MetLife Stock Index Division (c)........ 2004       30.73           32.20              0


  [CHART]
                                         2003       24.88           30.73           3.89
2001    2002    2003    2004
----    ----    -----  ------            2002       32.78           24.88           6.75
$32.78  $24.88  $30.73  $32.20
                                         2001       34.83           32.78              0
   Year End Accumulation Unit Value
MFS Investors Trust Division (c)........ 2004        7.49            8.10              0


  [CHART]
                                         2003        6.33            7.49              0
2001    2002    2003  2004
----    ----    ----  -----              2002        8.12            6.33              0
$8.12   $6.33   $7.49  $8.10
                                         2001        8.57            8.12              0
   Year End Accumulation Unit Value
BlackRock Strategic Value Division (c).. 2004       15.51           17.40           1.41


  [CHART]
                                         2003       10.61           15.51           7.43
2001    2002    2003    2004
----    ----    -----  ------            2002       13.81           10.61          22.51
$13.81  $10.61  $15.51  $17.40
                                         2001       14.10           13.81              0
   Year End Accumulation Unit Value
FI Mid Cap Opportunities Division (h)... 2004       13.66           15.37              0


  [CHART]
                                         2003       10.45           13.66           2.47
2001    2002    2003    2004
----    ----    -----  ------            2002       15.08           10.45            .40
$15.08  $10.45  $13.66  $15.37
                                         2001       17.58           15.08              0
   Year End Accumulation Unit Value
Met/AIM Mid Cap Core Equity Division (d) 2004       11.82           13.17              0

                                         2003        9.58           11.82              0
  [CHART]
                                         2002       11.35            9.58              0
2002    2003    2004
----    -----  ------
$9.58   $11.82  $13.17



   Year End Accumulation Unit Value

----------------------------------------------------------------------------------------------

                                                                                 NUMBER OF
PREFERENCE PLUS SELECT DEFERRED               BEGINNING OF YEAR END OF YEAR    ACCUMULATION
ANNUITIES TABLE I AND BAR CHART I               ACCUMULATION    ACCUMULATION UNITS END OF YEAR
(HIGHEST POSSIBLE MIX)                   YEAR    UNIT VALUE      UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------
MetLife Mid Cap Stock Index Division (c) 2004      $11.14          $12.53              0


  [CHART]
                                         2003        8.48           11.14           2.32
2001    2002    2003    2004
----    ----    -----  ------            2002       10.20            8.48           9.91
$10.20  $8.48   $11.14  $12.53
                                         2001       10.34           10.20              0
   Year End Accumulation Unit Value
FI International Stock Division (c)..... 2004       10.48           11.93              0


  [CHART]
                                         2003        8.48           10.48           0.36
2001    2002    2003    2004
----    ----    -----  ------            2002       10.52            8.48           4.16
$10.52  $8.48   $10.48  $11.93
                                         2001       11.30           10.52              0
   Year End Accumulation Unit Value
Harris Oakmark International Division
  (d)................................... 2004       11.54           13.56              0

                                         2003        8.75           11.54              0
  [CHART]
                                         2002       10.89            8.75           1.21
2002    2003    2004
----    -----  ------
$8.75   $11.54  $13.56


   Year End Accumulation Unit Value
MFS Research International Division (c). 2004        9.28           10.80              0


  [CHART]
                                         2003        7.19            9.28           0.07
2001    2002    2003   2004
----    ----    ----  ------             2002        8.32            7.19           3.59
$8.32   $7.19   $9.28  $10.52
                                         2001        8.99            8.32              0
   Year End Accumulation Unit Value
Morgan Stanley EAFE(R) Index Division
  (c)................................... 2004        9.15           10.52              0


  [CHART]
                                         2003        6.85            9.15           6.09
2001    2002    2003   2004
----    ----    ----  ------             2002        8.40            6.85          13.17
$8.40   $6.85   $9.15  $10.52
                                         2001        9.18            8.40              0
   Year End Accumulation Unit Value
Oppenheimer Global Equity Division (c).. 2004       12.20           13.70              0


  [CHART]
                                         2003        9.63           12.20           1.62
2001    2002    2003    2004
----    ----    -----  ------            2002       11.74            9.63           7.13
$11.74  $9.63   $12.20  $13.70
                                         2001       12.49           11.74              0
   Year End Accumulation Unit Value
American Funds Growth Division (c)...... 2004       93.64          102.78           0.23


  [CHART]
                                         2003       71.44           93.64           1.90
2001    2002    2003    2004
----    ----    -----  -------           2002       96.82           71.44           2.15
$96.82  $71.44  $93.64  $102.78
                                         2001      107.26           96.82              0
   Year End Accumulation Unit Value

----------------------------------------------------------------------------------------------

                                                                                 NUMBER OF
PREFERENCE PLUS SELECT DEFERRED               BEGINNING OF YEAR END OF YEAR    ACCUMULATION
ANNUITIES TABLE I AND BAR CHART I               ACCUMULATION    ACCUMULATION UNITS END OF YEAR
(HIGHEST POSSIBLE MIX)                   YEAR    UNIT VALUE      UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------
BlackRock Legacy Large Cap Growth (i)... 2004      $21.29          $23.19             0

  [CHART]

2004
------
$23.19

   Year End Accumulation Unit Value
Janus Aggressive Growth Division (e).... 2004        6.62            6.93             0


  [CHART]
                                         2003        5.22            6.62          0.19
2001    2002    2003  2004
----    ----    ----  -----              2002        7.71            5.22          7.36
$7.71   $5.22   $6.62  $6.93
                                         2001        8.85            7.71             0
   Year End Accumulation Unit Value
Met/Putnam Voyager Division (c)(g)...... 2004        4.14            4.22             0


  [CHART]
                                         2003        3.38            4.14          0.59
2001    2002    2003  2004
----    ----    ----  -----              2002        4.86            3.38          5.27
$4.86   $3.38   $4.14  $4.22
                                         2001        5.34            4.86             0
   Year End Accumulation Unit Value
T. Rowe Price Large Cap Growth Division
  (c)................................... 2004       10.71           11.44             0


  [CHART]
                                         2003        8.43           10.71          2.16
2001    2002    2003    2004
----    ----    -----  ------            2002       11.23            8.43           .71
$11.23  $8.43   $10.71  $11.44
                                         2001       11.40           11.23             0
   Year End Accumulation Unit Value
Loomis Sayles Small Cap Division (c).... 2004       21.39           24.10             0


  [CHART]

2001    2002    2003    2004             2003       16.20           21.39          0.07
----    ----    -----  ------
$21.13  $16.20  $21.39  $24.10           2002       21.13           16.20           .51

                                         2001       21.66           21.13             0
   Year End Accumulation Unit Value
Russell 2000(R) Index Division (c)...... 2004       12.89           14.59             0


  [CHART]
                                         2003        9.07           12.89          1.33
2001    2002    2003    2004
----    ----    -----  ------            2002       11.67            9.07          4.78
$11.67  $9.07   $12.89  $14.59
                                         2001       11.77           11.67             0
   Year End Accumulation Unit Value
BlackRock Aggressive Growth Division (c) 2004       29.63           32.02             0


  [CHART]

2001    2002    2003    2004             2003       21.89           29.63          0.79
----    ----    -----  ------
$31.42  $21.89  $29.63  $32.02           2002       31.42           21.89          1.85

                                         2001       33.43           31.42             0
   Year End Accumulation Unit Value

----------------------------------------------------------------------------------------------

                                                                                 NUMBER OF
PREFERENCE PLUS SELECT DEFERRED               BEGINNING OF YEAR END OF YEAR    ACCUMULATION
ANNUITIES TABLE I AND BAR CHART I               ACCUMULATION    ACCUMULATION UNITS END OF YEAR
(HIGHEST POSSIBLE MIX)                   YEAR    UNIT VALUE      UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------
T. Rowe Price Mid-Cap Growth Division
  (c)................................... 2004       $5.99          $6.87               0

                                         2003        4.50           5.99            0.76
  [CHART]
                                         2002        8.20           4.50           12.10
2001    2002    2003  2004
----    ----    ----  -----              2001        8.61           8.20               0
$8.20   $4.50   $5.99  $6.87

   Year End Accumulation Unit Value
Franklin Templeton Small Growth
  Division (c).......................... 2004        8.72           9.43               0


  [CHART]
                                         2003        6.18           8.72            0.07
2001    2002    2003  2004
----    ----    ----  -----              2002        8.75           6.18               0
$8.75   $6.18   $8.72  $9.43
                                         2001        9.16           8.75               0
   Year End Accumulation Unit Value
Met/AIM Small Cap Growth Division (d)... 2004       11.41          11.82               0

                                         2003        8.41          11.41               0
  [CHART]
                                         2002       11.18           8.41             .02
2002    2003    2004
----    -----  ------
$8.41   $11.41  $11.82


   Year End Accumulation Unit Value
T. Rowe Price Small Cap Growth Division
  (c)................................... 2004       11.38          12.30               0


  [CHART]
                                         2003        8.33          11.38            1.27
2001    2002    2003    2004
----    ----    -----  ------            2002       11.62           8.33             .49
$11.62  $8.33   $11.38  $12.30
                                         2001       11.85          11.62               0
   Year End Accumulation Unit Value
American Funds Global Small
  Capitalization Division (c)........... 2004       15.43          18.19               0


  [CHART]
                                         2003       10.35          15.43            0.29
2001    2002    2003    2004
----    ----    -----  ------            2002       13.08          10.35            6.01
$13.08  $10.35  $15.43  $18.19
                                         2001       13.44          13.08               0
   Year End Accumulation Unit Value
RCM Global Technology Division (c)...... 2004        4.49           4.19               0


  [CHART]
                                         2003        2.93           4.49            2.59
2001    2002    2003  2004
----    ----    ----  -----              2002        6.05           2.93           11.78
$6.05   $2.93   $4.49  $4.19
                                         2001        7.03           6.05               0
   Year End Accumulation Unit Value

   ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION


-----------------------------------------------------------------------------------------
                                                                            NUMBER OF
PREFERENCE PLUS SELECT DEFERRED          BEGINNING OF YEAR END OF YEAR    ACCUMULATION
ANNUITIES TABLE II AND BAR CHART           ACCUMULATION    ACCUMULATION UNITS END OF YEAR
II (LOWEST POSSIBLE MIX)            YEAR    UNIT VALUE      UNIT VALUE   (IN THOUSANDS)
-----------------------------------------------------------------------------------------
Salomon Brothers U.S. Government
  Division (c)..................... 2004      $15.92          $16.03          485.02


   [CHART]                          2003       15.87           15.92         1412.01

2001     2002     2003    2004      2002       14.94           15.87          883.29
----     ----     -----  ------
$14.94   $15.87   $15.92  $16.03    2001       14.64           14.94               0
 Year End Accumulation Unit Value
BlackRock Bond Income Division (a). 2004       48.34           46.31          216.38


   [CHART]                          2003       46.31           48.34          465.65

2001     2002     2003    2004      2002       43.36           46.31          207.29
----     ----     -----  ------
$43.36   $46.31   $48.34  $46.32    2001       42.18           43.36               0
 Year End Accumulation Unit Value
Lehman Brothers(R) Aggregate Bond
  Index Division (c)............... 2004       12.73           12.89         2200.98


   [CHART]                          2003       12.46           12.73         4126.37

2001     2002     2003    2004      2002       11.46           12.46         1270.56
----     ----     -----  ------
$11.46   $12.46   $12.73  $13.07    2001       11.23           11.46               0
 Year End Accumulation Unit Value
PIMCO Total Return Division (c).... 2004       11.65           12.16         1276.08


   [CHART]                          2003       11.30           11.65         3804.83

2001     2002     2003    2004      2002       10.46           11.30         1550.34
----     ----     -----  ------
$10.46   $11.30   $11.65  $12.16    2001       10.26           10.46               0
 Year End Accumulation Unit Value
Salomon Brothers Strategic Bond
  Opportunities Division (c)....... 2004       19.27           20.08          332.95


   [CHART]                          2003       17.34           19.27          881.38

2001     2002     2003    2004      2002       16.06           17.34          206.42
----     ----     -----  ------
$16.06   $17.34   $19.27  $20.08    2001       15.74           16.06               0
 Year End Accumulation Unit Value
Lord Abbett Bond Debenture
  Division (b)..................... 2004       12.46           17.21          272.69


   [CHART]                          2003       10.57           12.46          701.24

2001     2002     2003    2004      2002       10.58           10.57          108.57
----     ----     -----  ------
$10.58   $10.57   $12.46  $17.21    2001       10.84           10.58               0
 Year End Accumulation Unit Value

-----------------------------------------------------------------------------------------
                                                                            NUMBER OF
PREFERENCE PLUS SELECT DEFERRED          BEGINNING OF YEAR END OF YEAR    ACCUMULATION
ANNUITIES TABLE II AND BAR CHART           ACCUMULATION    ACCUMULATION UNITS END OF YEAR
II (LOWEST POSSIBLE MIX)            YEAR    UNIT VALUE      UNIT VALUE   (IN THOUSANDS)
-----------------------------------------------------------------------------------------
BlackRock Diversified Division (c). 2004      $37.46          $39.19          194.92


   [CHART]                          2003       31.50           37.46          603.99

2001    2002    2003    2004        2002       37.06           31.50          212.79
------  ------  ------  ------
$37.06  $31.50  $37.46  $39.19      2001       38.00           37.06               0
 Year End Accumulation Unit Value
MFS Total Return Division (i)...... 2004       37.72           41.05           84.12

   [CHART]

2004
----
$41.05

Neuberger Berman Mid Cap Value
  Division (c)..................... 2004       18.18           21.85          439.69


   [CHART]
                                    2003       13.50           18.18          624.46
2001     2002     2003     2004
----     ----     ----     ----     2002       15.14           13.50          222.74
$15.14   $13.50   $18.18   $21.85
                                    2001       15.44           15.14               0
 Year End Accumulation Unit Value
American Funds Growth-Income
  Division (c)..................... 2004       89.77           97.69          969.99


   [CHART]


2001    2002    2003    2004        2003       68.74           89.77          480.09
----    ----    ----    ----
$85.37  $68.74  $89.77  $97.69      2002       85.37           68.74          127.46

                                    2001       88.86           85.37               0
 Year End Accumulation Unit Value
BlackRock Large Cap Value Division
  (d).............................. 2004       10.61           11.84          290.07

                                    2003
   [CHART]
                                    2002
2002    2003    2004
----    ----    ----
$7.93   $10.61   $11.84                         7.93           10.61          347.10

                                               10.00            7.93           61.99
 Year End Accumulation Unit Value
Davis Venture Value Division (c)... 2004       28.45           31.22          288.66


   [CHART]
                                    2003       22.03           28.45          347.99
2001    2002    2003    2004
----    ----    ----    ----        2002       26.73           22.03          115.14
$26.73  $22.03  $28.45  $31.22
                                    2001       27.46           26.73               0
 Year End Accumulation Unit Value
FI Value Leaders Division (d)...... 2004       23.77           26.41           41.88

                                    2003
   [CHART]
                                    2002
2002    2003    2004
----    ----    ----
$18.99  $23.77  $26.41                         18.99           23.77           97.41

                                               23.05           18.99           11.62
 Year End Accumulation Unit Value
Harris Oakmark Large Cap Value
  Division (c)..................... 2004       12.10           13.21          774.16


   [CHART]
                                    2003        9.77           12.10         1979.92
2001    2002    2003    2004
----    ----    ----    ----        2002       11.54            9.77          841.40
$11.54  $9.77   $12.10   $13.21
                                    2001       11.70           11.54               0
 Year End Accumulation Unit Value

-----------------------------------------------------------------------------------------
                                                                            NUMBER OF
PREFERENCE PLUS SELECT DEFERRED          BEGINNING OF YEAR END OF YEAR    ACCUMULATION
ANNUITIES TABLE II AND BAR CHART           ACCUMULATION    ACCUMULATION UNITS END OF YEAR
II (LOWEST POSSIBLE MIX)            YEAR    UNIT VALUE      UNIT VALUE   (IN THOUSANDS)
-----------------------------------------------------------------------------------------
Harris Oakmark Focused Value
  Division (c)..................... 2004      $31.30          $33.26          239.04


   [CHART]


2001    2002    2003    2004        2003       23.93           31.30          770.53
----    ----    ----    ----
$26.62  $23.93  $31.30  $33.26      2002       26.62           23.93          319.70

                                    2001       25.72           26.62               0
 Year End Accumulation Unit Value
Neuberger Berman Real Estate
  Division......................... 2004        9.99           12.84          982.40

   [CHART]

2004
------
$12.75

BlackRock Investment Trust
  Division (c)..................... 2004       63.36           67.81           44.30


   [CHART]
                                    2003       49.34           63.36          221.15
2001    2002    2003    2004
----    ----    ----    ----        2002       67.70           49.34           79.78
$67.70  $49.34  $63.36  $67.81
                                    2001       72.49           67.70               0
 Year End Accumulation Unit Value
MetLife Stock Index Division (c)... 2004       35.47           37.56          918.68


   [CHART]

2001    2002    2003    2004
----    ----    ----    ----        2003       28.06           35.47         1642.61
$36.62  $28.06  $35.47  $37.56
                                    2002       36.62           28.06          444.24

                                    2001       38.76           36.62               0
 Year End Accumulation Unit Value
MFS Investors Trust Division (c)... 2004        7.87            8.59           38.18


   [CHART]
                                    2003        6.56            7.87          220.51
2001    2002    2003    2004
----    ----    ----    ----        2002        8.33            6.56           73.89
$8.33   $6.56   $7.87   $8.59
                                    2001        8.75            8.33               0
 Year End Accumulation Unit Value
BlackRock Strategic Value Division
  (c).............................. 2004       16.08           18.24          610.98


   [CHART]

                                    2003       10.86           16.08         1935.48
2001    2002    2003    2004
----    ----    ----    ----        2002       14.01           10.86          796.00
$14.01  $10.86  $16.08  $18.24
                                    2001       14.24           14.01               0
 Year End Accumulation Unit Value
FI Mid Cap Opportunities Division
  (h).............................. 2004       14.68           16.69          106.28


   [CHART]                          2003       11.05           14.68          348.99

2001     2002     2003     2004     2002       15.79           11.05          147.10
----     ----     ----     ----
$15.79   $11.05   $14.68   $16.69   2001       18.33           15.79               0
 Year End Accumulation Unit Value
Met/AIM Mid Cap Core Equity
  Division (d)..................... 2004       12.10           13.63           93.38

   [CHART]                          2003        9.70           12.10          308.77

2002     2003     2004              2002       11.41            9.70           60.12
----     ----     ----
$9.70   $12.10   $13.62

 Year End Accumulation Unit Value

-----------------------------------------------------------------------------------------
                                                                            NUMBER OF
PREFERENCE PLUS SELECT DEFERRED          BEGINNING OF YEAR END OF YEAR    ACCUMULATION
ANNUITIES TABLE II AND BAR CHART           ACCUMULATION    ACCUMULATION UNITS END OF YEAR
II (LOWEST POSSIBLE MIX)            YEAR    UNIT VALUE      UNIT VALUE   (IN THOUSANDS)
-----------------------------------------------------------------------------------------
MetLife Mid Cap Stock Index
  Division (c)..................... 2004      $ 11.56        $ 13.13          380.74


   [CHART]
                                    2003         8.68          11.56         1822.43
2001     2002     2003     2004
----     ----     ----     ----     2002        10.35           8.68          569.76
$10.35   $8.68   $11.56   $13.13
                                    2001        10.45          10.35               0
 Year End Accumulation Unit Value
FI International Stock Division (c) 2004        11.97          13.78          120.57


   [CHART]
                                    2003         9.48          11.97          484.43
2001     2002     2003     2004
------   ------   ------   ------   2002        11.65           9.48          178.14
$11.65   $9.48    $11.97   $13.78
                                    2001        12.45          11.65               0
 Year End Accumulation Unit Value
Harris Oakmark International
  Division (d)..................... 2004        11.82          14.03          257.65

                                    2003
   [CHART]
                                    2002
2002     2003     2004
------   ------   ------
$8.85    $11.82   $14.03                         8.85          11.82          215.93

                                                10.91           8.85           26.55
 Year End Accumulation Unit Value
MFS Research International
  Division (c)..................... 2004         9.55          11.25           70.69


   [CHART]
                                    2003         7.32           9.55          267.43
2001     2002     2003     2004
------   ------   ------   ------   2002         8.39           7.32          128.79
$8.39    $7.32    $7.62   $11.26
                                    2001         9.03           8.39               0
 Year End Accumulation Unit Value
Morgan Stanley EAFE(R) Index
  Division (c)..................... 2004         9.66          11.22          637.62


   [CHART]
                                    2003         7.12           9.66         2261.79
2001     2002     2003     2004
------   ------   ------   ------   2002         8.65           7.12          634.34
$8.65    $7.12    $9.66    $11.23
                                    2001         9.42           8.65               0
 Year End Accumulation Unit Value
Oppenheimer Global Equity Division
  (c).............................. 2004        13.10          14.88           47.36


   [CHART]
                                    2003        10.18          13.10          304.09
2001     2002     2003     2004
------   ------   ------   ------   2002        12.29          10.18          112.44
$12.29   $10.18   $13.10   $14.88
                                    2001        13.02          12.29               0
 Year End Accumulation Unit Value
American Funds Growth Division (c). 2004       115.35         127.95          783.71


   [CHART]
                                    2003        85.50         115.35          358.28
2001    2002     2003     2004
----    ----     ----     ----      2002       114.78          85.50          100.78
$114.78  $85.50  $115.35  $127.95
                                    2001       126.65         114.78               0
 Year End Accumulation Unit Value

-----------------------------------------------------------------------------------------
                                                                            NUMBER OF
PREFERENCE PLUS SELECT DEFERRED          BEGINNING OF YEAR END OF YEAR    ACCUMULATION
ANNUITIES TABLE II AND BAR CHART           ACCUMULATION    ACCUMULATION UNITS END OF YEAR
II (LOWEST POSSIBLE MIX)            YEAR    UNIT VALUE      UNIT VALUE   (IN THOUSANDS)
-----------------------------------------------------------------------------------------

BlackRock Legacy Large Cap Growth
  (i).............................. 2004      $23.53          $25.80           40.87

   [CHART]

2004
----
$25.80

 Year End Accumulation Unit Value

Janus Aggressive Growth Division
  (e).............................. 2004        6.81            7.22           89.68


   [CHART]                                                                    223.01
                                    2003        5.31            6.81
2001    2002    2003    2004                                                  121.49
----    ----    ----    ----        2002        7.75            5.31
$7.75   $5.31   $6.81   $7.22
                                    2001        8.87            7.75

 Year End Accumulation Unit Value

Met/Putnam Voyager Division (c)(g). 2004        4.30            4.44           86.62


   [CHART]

2001    2002    2003    2004        2003        3.46            4.30          417.29
----    ----    ----    ----
$4.94   $3.46   $4.30   $4.44       2002        4.94            3.46          205.62

                                    2001        5.40            4.94               0

 Year End Accumulation Unit Value

T. Rowe Price Large Cap Growth
  Division (c)..................... 2004       11.31           12.21          318.00


   [CHART]

                                    2003        8.77           11.31          548.86
2001    2002    2003    2004
----    ----    ----    ----        2002       11.57            8.77          192.64
$11.57  $8.77   $11.31   $12.21
                                    2001       11.70           11.57               0

 Year End Accumulation Unit Value

Loomis Sayles Small Cap Division
  (c).............................. 2004       23.67           26.96           32.29


   [CHART]
                                    2003       17.59           23.67           84.98
2001     2002     2003     2004
------   ------   ------   ------   2002       22.73           17.59           30.56
$22.73   $17.59   $23.67   $26.96
                                    2001       23.21           22.73               0

 Year End Accumulation Unit Value

Russell 2000(R) Index Division (c). 2004       13.60           15.56          288.50


   [CHART]
                                    2003        9.43           13.60         1129.51
2001     2002     2003     2004
------   ------   ------   ------   2002       12.03            9.43          325.52
$12.03   $9.43    $13.60    $15.56
                                    2001       12.08           12.03               0

 Year End Accumulation Unit Value

BlackRock Aggressive Growth
  Division (c)..................... 2004       34.94           38.15           28.11


   [CHART]                          2003       25.16           34.94          109.45

2001     2002     2003     2004     2002       35.78           25.16           26.83
----     ----     ----     ----
$35.78   $25.16   $34.94   $38.16   2001       37.92           35.78               0

 Year End Accumulation Unit Value

T. Rowe Price Mid-Cap Growth
  Division (c)..................... 2004        6.17            7.15          263.22


   [CHART]                          2003        4.57            6.17          675.77

2001     2002     2003     2004     2002        8.27            4.57          160.72
----     ----     ----     ----
$8.27    $4.57    $6.17    $7.15    2001        8.65            8.27               0

 Year End Accumulation Unit Value

-----------------------------------------------------------------------------------------
                                                                            NUMBER OF
PREFERENCE PLUS SELECT DEFERRED          BEGINNING OF YEAR END OF YEAR    ACCUMULATION
ANNUITIES TABLE II AND BAR CHART           ACCUMULATION    ACCUMULATION UNITS END OF YEAR
II (LOWEST POSSIBLE MIX)            YEAR    UNIT VALUE      UNIT VALUE   (IN THOUSANDS)
-----------------------------------------------------------------------------------------

Franklin Templeton Small Cap
  Growth Division (c).............. 2004      $ 8.97          $ 9.80           91.64


   [CHART]
                                    2003        6.28            8.97          347.70
2001     2002     2003     2004
------   ------   ------   ------   2002        8.81            6.28          139.63
$8.81    $6.28    $8.97    $9.80
                                    2001        9.18            8.81               0

 Year End Accumulation Unit Value

Met/AIM Small Cap Growth Division
  (d).............................. 2004       11.68           12.23           43.96


   [CHART]

2002     2003     2004
------   ------   ------            2003        8.51           11.68          136.85
$8.51    $11.68    $12.23
                                    2002       11.24            8.51           46.27

 Year End Accumulation Unit Value

T. Rowe Price Small Cap Growth
  Division (c)..................... 2004       12.22           13.35          113.23


   [CHART]
                                    2003        8.80           12.22          344.99
2001     2002     2003     2004
------   ------   ------   ------   2002       12.17            8.80          104.81
$12.17   $8.80    $12.20    $13.36
                                    2001       12.36           12.17               0

 Year End Accumulation Unit Value

American Funds Global Small
  Capitalization Division (c)...... 2004       16.37           19.51         1460.88


   [CHART]
                                    2003       10.82           16.37          538.27
2001     2002     2003     2004
------   ------   ------   ------   2002       13.55           10.82          175.90
$13.55   $10.82   $16.37   $19.51
                                    2001       13.87           13.55               0

 Year End Accumulation Unit Value

RCM Global Technology Division (c). 2004        4.63            4.36          190.32


   [CHART]
                                    2003        2.98            4.63         1104.38
2001     2002     2003     2004
------   ------   ------   ------   2002        6.10            2.98          202.85
$6.10    $2.98    $4.63    $4.36
                                    2001        7.06            6.10               0

 Year End Accumulation Unit Value



-----------
(a)The assets of State Street Research Income Division were merged into this investment division on April 29, 2002. Accumulation unit values prior to April 29, 2002 are those of State Street Research Income Division.
(b)The assets of Loomis Sayles High Yield Bond Division were merged into this investment division on April 29, 2002. Accumulation unit values prior to April 29, 2002 are those of Loomis Sayles High Yield Bond Division.
(c)Inception date: August 3, 2001.
(d)Inception date: May 1, 2002.
(e)The assets of the Janus Growth Division were merged into this division on April 28, 2003. Accumulation unit values prior to April 28, 2003 are those of Janus Growth Division.
(f)Inception date: May 1, 2003.

(g)The assets in this division were merged into the Jennison Growth Division prior to the opening of business on May 2, 2005. This investment division is no longer available under the Deferred Annuity.


(h)The division with the name FI Mid Cap Opportunities was merged into the Janus Mid Cap Division prior to the opening of business on May 3, 2004, and was renamed FI Mid Cap Opportunities. The investment division with the name FI Mid Cap Opportunities on April 30, 2004 ceased to exist. The accumulation unit values history prior to May 1, 2004 is that of the Janus Mid Cap Division.


(i)Inception date: May 1, 2004.

METLIFE


       Metropolitan Life Insurance Company ("MetLife") is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. Our main office is located at 200 Park Avenue, New York, New York 10166-0188. MetLife
was formed under the laws of New York State in 1868. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The MetLife companies serve individuals in approximately 13 million households in the United States and provide benefits to 37 million employees and family members through their plan sponsors. Outside the U.S., the MetLife companies serve approximately 9 million customers through direct insurance operations in Argentina, Brazil, Chile, China, Hong Kong, India, Indonesia, Mexico, South Korea, Taiwan, and Uruguay.

                                   [GRAPHIC]

METROPOLITAN LIFE

SEPARATE ACCOUNT E

       We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Preference Plus Select Variable Annuity Contracts and
some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. We are obligated to pay all money we owe under the Deferred Annuities even if that amount exceeds the assets in the Separate Account. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains, and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.

VARIABLE ANNUITIES
                                   [GRAPHIC]
[SIDEBAR: A Deferred Annuity consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase.]


    This Prospectus describes a type of variable annuity, a Deferred Annuity. These annuities are "variable" because the value of your account or income payment varies based on the investment performance of the investment divisions you choose. In short, the value of your Deferred Annuity and your income payments under a variable pay-out option of your Deferred Annuity may go up or down. Since the investment performance is not guaranteed, your money is at risk. The degree of risk will depend on the investment divisions you select. The Accumulation Unit Value or Annuity Unit Value for each investment division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus.

The Deferred Annuities have a fixed interest rate option called the "Fixed Account." With the Fixed Account, your money earns a rate of interest that we guarantee. The Fixed Account is not available to all contractowners. The variable pay-out options under the Deferred Annuities have a fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them.

THE DEFERRED ANNUITY


    You accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit investment returns as long as the money remains in your account.

All IRAs receive tax deferral under the Internal Revenue Code. There are no additional tax benefits from funding an IRA with a Deferred Annuity. Therefore, there should be reasons other than tax deferral for acquiring the Deferred Annuity, such as the availability of a guaranteed income for life, the death benefits or the other optional benefits available under this Deferred Annuity.

The pay-out phase begins when you either take all of your money out of the account or elect to have us pay you "income" payments using the money in your account. The number and the amount of the income payments you receive will depend on such things as the type of pay-out option you choose, your investment choices, and the amount used to provide your income payments. Because Deferred Annuities offer the insurance benefit of income payment options, including our guarantee of income for your lifetime, they are "annuities."

The Deferred Annuity is offered in several variations, which we call "classes." Each class offers you the ability to choose certain features. Each has its own Separate Account charge and applicable withdrawal charge (except C Class which has no withdrawal charges). The Deferred Annuity also offers you the opportunity to choose optional benefits, each for a charge in addition to the Separate Account charge with the Basic Death Benefit for that class. If you purchase any of the optional death benefits, you receive the optional benefit in place of the Basic Death Benefit. Some features are not available with the Deferred Annuity with the optional Guaranteed Minimum Income Benefit issued in New York State or Washington State (when available), regardless of the class of the Deferred Annuity purchased. The Fixed Account is not available with the Version III of the Guaranteed Minimum Income Benefit, regardless of the class of the Deferred Annuity purchased. In deciding what class of the Deferred Annuity to purchase, you should consider the amount of Separate Account and withdrawal charges you are willing to bear relative to your needs. In deciding whether to purchase any of the optional benefits, you should consider the desirability of the benefit relative to its additional cost and to your needs. Unless you tell us otherwise, we will assume that you are purchasing the B Class Deferred Annuity with the Basic Death Benefit and no optional benefits. These optional benefits are:


[_]an Annual Step-Up Death Benefit;

[_]the Greater of Annual Step-Up or 5% Annual Increase Death Benefit;


[_]an Earnings Preservation Benefit



[_]a Guaranteed Minimum Income Benefit; and



[_]the Guaranteed Withdrawal Benefit.



You may not have the Guaranteed Withdrawal Benefit and Guaranteed Minimum Income Benefit in effect at the same time.


Each of these optional benefits is described in more detail later in this Prospectus. Optional benefits may not be available in all states.
                                   [GRAPHIC]
CLASSES OF THE DEFERRED ANNUITY

B CLASS

The B Class has a 1.25% annual Separate Account charge (1.50% in the case of each American Funds investment division) and a declining seven year withdrawal charge on each purchase payment. If you choose either of the optional death benefits, the Separate Account charge would range from 1.45% to 1.60% or, in the case of each American Funds investment division, 1.70% to 1.85%. If you choose the optional Earnings Preservation Benefit and either of the optional death benefits, the Separate Account charge would range from 1.70% to 1.85% or, in the case of each American Funds investment division, 1.95% to 2.10%.

THE BONUS CLASS (MAY ALSO BE KNOWN AS THE "B PLUS CLASS" IN OUR SALES LITERATURE AND ADVERTISING)

You may purchase a contract in the Bonus Class before your 81st birthday. If there are joint owners, the age of the oldest joint owner will be used to determine eligibility. Under the Bonus Class Deferred Annuity, we currently credit 3% to each of your purchase payments made during the first Contract Year. Payments made after age 81 will not receive the 3% credit. The Bonus will be applied on a pro-rata basis to the Fixed Account, if available, and the investment divisions of the Separate Account based upon your allocation for your purchase payments. The Bonus Class has a 1.70% annual Separate Account charge (1.95% in the case of each American Funds investment division) and a declining seven year withdrawal charge on each purchase payment. If you choose either of the optional death benefits, the Separate Account charge would range from 1.90% to 2.05% or, in the case of each American Funds investment division, 2.15% to 2.30%. If you choose the optional Earnings Preservation Benefit and either of the optional death benefits, the Separate Account charge would range from 2.15% to 2.30% or, in the case of each American Funds investment division, 2.40% to 2.55%. After you have held the contract for seven years, the Separate Account charge declines 0.45% to 1.25% with the Basic Death Benefit (1.50% in the case of each American Funds investment division). After you have held the contract for seven years, the Separate Account charge declines to 1.45% and 1.60%, respectively, for the Annual Step-Up Death Benefit and for the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, or, in the case of each American Funds investment division, 1.70% to 1.85%.

Investment returns for the Bonus Class Deferred Annuity may be lower than those for the B Class Deferred Annuity if Separate Account investment performance is not sufficiently high to offset increased Separate Account charges for the Bonus Class Deferred Annuity. (If the Fixed Account is available, Fixed Account rates for the Bonus Class may be lower than those declared for the other classes.)

Therefore, the choice between the Bonus Class and the B Class Deferred Annuity is a judgment as to whether a higher Separate Account charge with a 3% credit is more advantageous than a lower Separate Account charge without the 3% credit.

There is no guarantee that the Bonus Class Deferred Annuity will have higher returns than the B Class Deferred Annuity, the other classes of the Deferred Annuity, similar contracts without a bonus or any other investment. The Bonus will be credited only to purchase payments made during the first Contract Year, while the additional Separate Account charge of 0.45% for the Bonus will be assessed on all amounts in the Separate Account for the first seven years.

The following table demonstrates hypothetical investment returns for a Deferred Annuity with the 3% credit compared to a contract without the Bonus. Both Deferred Annuities are assumed to have no optional benefits. The figures are based on:

a)  a $50,000 initial purchase payment with no other purchase payments;

b) deduction of the Separate Account charge at a rate of 1.70% (1.25% in years 8-10) (Bonus Class Deferred Annuity) and 1.25% (B Class Deferred Annuity); and

c) an assumed investment return for the investment choices before Separate Account charges of 8.05% for each of 10 years.


                                      Bonus Class                B Class
                                (1.70% Separate Account  (1.25% Separate Account
Contract Year                  charge for first 7 years)    charge all years)
--------------------------------------------------------------------------------
1                                       $54,770                  $53,400
--------------------------------------------------------------------------------
2                                       $58,248                  $57,031
--------------------------------------------------------------------------------
3                                       $61,947                  $60,909
--------------------------------------------------------------------------------
4                                       $65,881                  $65,051
--------------------------------------------------------------------------------
5                                       $70,064                  $69,475
--------------------------------------------------------------------------------
6                                       $74,513                  $74,199
--------------------------------------------------------------------------------
7                                       $79,245                  $79,244
--------------------------------------------------------------------------------
8                                       $84,633                  $84,633
--------------------------------------------------------------------------------
9                                       $90,388                  $90,388
--------------------------------------------------------------------------------
10                                      $96,535                  $96,534
--------------------------------------------------------------------------------

Generally, the higher the rate of return, the more advantageous the Bonus Class is. The table above assumes no additional purchase payments are made after the first Contract Anniversary. If additional purchase payments were made to the Deferred Annuity, the rate of return would have to be higher in order to "break-even" by the end of the seventh year.

The decision to elect the Bonus Class is irrevocable. We may make a profit from the additional Separate Account charge. The Enhanced Dollar Cost Averaging Program is not available with the Bonus Class.

The guaranteed annuity rates for the Bonus Class are the same as those for the other classes of the Deferred Annuity. Current rates for the Bonus Class may be lower than those for the other classes of the Deferred Annuity.

Any 3% credit does not become yours until after the "free look" period; we retrieve it if you exercise the "free look". Your exercise of the "free look" is the only circumstance under which the 3% credit will be retrieved (commonly called "recapture"). We then will refund either your purchase payments or Account Balance, depending upon your state law. In the case of a refund of Account Balance, the refunded amount will include any investment performance on amounts attributable to the 3% credit. If there have been any losses from the investment performance on the amounts attributable to the 3% credit, we will bear that loss.

If we agree to permit your beneficiary to hold the Traditional IRA Deferred Annuity in your name after your death for his/her benefit, a new contract will be issued in order to facilitate the distribution of payments. The new contract will be issued in the same contract class, except, if you had a Bonus Class Deferred Annuity, the contract will be issued as a B Class Deferred Annuity.

C CLASS

The C Class has a 1.65% annual Separate Account charge (1.90% in the case of each American Funds investment division) and no withdrawal charge. If you choose either of the optional death benefits, the Separate Account charge would range from 1.85% to 2.00% or, in the case of each American Funds investment division, 2.10% to 2.25%. If you choose the optional Earnings Preservation Benefit and either of the optional death benefits, the Separate Account charge would range from 2.10% to 2.25% or, in the case of each American Funds investment division, 2.35% to 2.50%. The Fixed Account, the Enhanced Dollar Cost Averaging Program, Equity Generator/SM/ and the Allocator/SM/ are not available in the C Class Deferred Annuity purchased after April 30, 2003. A money market investment division is available in the C Class Deferred Annuity purchased after April 30, 2003.

L CLASS

The L Class has a 1.50% annual Separate Account charge (1.75% in the case of each American Funds investment division) and a declining three year withdrawal charge on each purchase payment. If you choose either of the optional death benefits, the Separate Account charge would range from 1.70% to 1.85% or, in the case of each American Funds investment division, 1.95% to 2.10%. If you choose the optional Earnings Preservation Benefit and either of the optional death benefits, the Separate Account charge would range from 1.95% to 2.10% or, in the case of each American Funds investment division, 2.20% to 2.35%. If the Fixed Account is available, Fixed Account rates for the L Class may be lower than those declared for the other classes.

YOUR INVESTMENT CHOICES

The Metropolitan Fund, the Met Investors Fund and the American Funds and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. The Metropolitan Fund, the Met Investors Fund and the American Funds prospectuses are attached at the end of this Prospectus. You should read these prospectuses carefully before making purchase payments to the investment divisions. The classes of shares available to the Deferred Annuities, Class B of the Metropolitan Fund and the Met Investors Fund, and Class 2 of the American Funds, each impose a 12b-1 Plan fee.

[SIDEBAR: The investment divisions generally offer the opportunity for greater returns over the long term than our Fixed Account.]

BLACKROCK MONEY MARKET PORTFOLIO                        SEEKS A HIGH LEVEL OF CURRENT INCOME CONSISTENT WITH
                                                        PRESERVATION OF CAPITAL
SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO              SEEKS TO MAXIMIZE TOTAL RETURN CONSISTENT WITH PRESERVATION
                                                        OF CAPITAL AND MAINTENANCE OF LIQUIDITY
BLACKROCK BOND INCOME PORTFOLIO                         SEEKS COMPETITIVE TOTAL RETURN PRIMARILY FROM INVESTING IN
                                                        FIXED-INCOME SECURITIES
LEHMAN BROTHERS(R) AGGREGATE BOND INDEX PORTFOLIO       SEEKS TO EQUAL THE PERFORMANCE OF THE LEHMAN BROTHERS(R)
                                                        AGGREGATE BOND INDEX
PIMCO TOTAL RETURN PORTFOLIO                            SEEKS MAXIMUM TOTAL RETURN, CONSISTENT WITH THE
                                                        PRESERVATION OF CAPITAL AND PRUDENT INVESTMENT MANAGEMENT
SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES PORTFOLIO SEEKS TO MAXIMIZE TOTAL RETURN CONSISTENT WITH PRESERVATION
                                                        OF CAPITAL
LORD ABBETT BOND DEBENTURE PORTFOLIO                    SEEKS HIGH CURRENT INCOME AND THE OPPORTUNITY FOR CAPITAL
                                                        APPRECIATION TO PRODUCE A HIGH TOTAL RETURN
BLACKROCK DIVERSIFIED PORTFOLIO                         SEEKS HIGH TOTAL RETURN WHILE ATTEMPTING TO LIMIT INVESTMENT
                                                        RISK AND PRESERVE CAPITAL
MFS TOTAL RETURN PORTFOLIO                              SEEKS A FAVORABLE TOTAL RETURN THROUGH INVESTMENT IN A
                                                        DIVERSIFIED PORTFOLIO
NEUBERGER BERMAN REAL ESTATE PORTFOLIO                  SEEKS TO PROVIDE TOTAL RETURN THROUGH INVESTMENT IN REAL
                                                        ESTATE SECURITIES, EMPHASIZING BOTH CAPITAL APPRECIATION AND
                                                        CURRENT INCOME
AMERICAN FUNDS GROWTH-INCOME PORTFOLIO                  SEEKS BOTH CAPITAL APPRECIATION AND INCOME
BLACKROCK LARGE CAP VALUE PORTFOLIO                     SEEKS LONG-TERM GROWTH OF CAPITAL
DAVIS VENTURE VALUE PORTFOLIO                           SEEKS GROWTH OF CAPITAL
FI VALUE LEADERS PORTFOLIO                              SEEKS LONG TERM-GROWTH OF CAPITAL
HARRIS OAKMARK LARGE CAP VALUE PORTFOLIO                SEEKS LONG-TERM CAPITAL APPRECIATION
HARRIS OAKMARK FOCUSED VALUE PORTFOLIO                  SEEKS LONG-TERM CAPITAL APPRECIATION
NEUBERGER BERMAN MID CAP VALUE PORTFOLIO                SEEKS LONG-TERM CAPITAL GROWTH
BLACKROCK INVESTMENT TRUST PORTFOLIO                    SEEKS LONG-TERM GROWTH OF CAPITAL AND INCOME
METLIFE STOCK INDEX PORTFOLIO                           SEEKS TO EQUAL THE PERFORMANCE OF THE STANDARD & POOR'S(R)
                                                        500 COMPOSITE STOCK PRICE INDEX
MFS INVESTORS TRUST PORTFOLIO                           SEEKS LONG-TERM GROWTH OF CAPITAL WITH A SECONDARY
                                                        OBJECTIVE TO SEEK REASONABLE CURRENT INCOME
BLACKROCK STRATEGIC VALUE PORTFOLIO                     SEEKS HIGH TOTAL RETURN, CONSISTING PRINCIPALLY OF CAPITAL
                                                        APPRECIATION
FI MID CAP OPPORTUNITIES PORTFOLIO                      SEEKS LONG-TERM GROWTH OF CAPITAL
MET/AIM MID CAP CORE EQUITY PORTFOLIO                   SEEKS LONG-TERM GROWTH OF CAPITAL
METLIFE MID CAP STOCK INDEX PORTFOLIO                   SEEKS TO EQUAL THE PERFORMANCE OF THE STANDARD & POOR'S(R)
                                                        400 COMPOSITE STOCK PRICE INDEX
FI INTERNATIONAL STOCK PORTFOLIO                        SEEKS LONG-TERM GROWTH OF CAPITAL
HARRIS OAKMARK INTERNATIONAL PORTFOLIO                  SEEKS LONG-TERM CAPITAL APPRECIATION
MFS RESEARCH INTERNATIONAL PORTFOLIO                    SEEKS CAPITAL APPRECIATION
MORGAN STANLEY EAFE(R) INDEX PORTFOLIO                  SEEKS TO EQUAL THE PERFORMANCE OF THE MSCI EAFE(R) INDEX
OPPENHEIMER GLOBAL EQUITY PORTFOLIO                     SEEKS CAPITAL APPRECIATION
AMERICAN FUNDS GROWTH PORTFOLIO                         SEEKS CAPITAL APPRECIATION THROUGH STOCKS
BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO             SEEKS LONG-TERM GROWTH OF CAPITAL
JANUS AGGRESSIVE GROWTH PORTFOLIO                       SEEKS LONG-TERM GROWTH OF CAPITAL
JENNISON GROWTH PORTFOLIO                               SEEKS LONG TERM GROWTH OF CAPITAL
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO              SEEKS CAPITAL APPRECIATION
T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO                SEEKS LONG TERM GROWTH OF CAPITAL AND, SECONDARILY, DIVIDEND
                                                        INCOME
LOOMIS SAYLES SMALL CAP PORTFOLIO                       SEEKS LONG-TERM CAPITAL GROWTH FROM INVESTMENTS IN
                                                        COMMON STOCKS OR OTHER EQUITY SECURITIES
RUSSELL 2000(R) INDEX PORTFOLIO                         SEEKS TO EQUAL THE RETURN OF THE RUSSELL 2000(R) INDEX
BLACKROCK AGGRESSIVE GROWTH PORTFOLIO                   SEEKS MAXIMUM CAPITAL APPRECIATION
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO                  SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL
FRANKLIN-TEMPLETON SMALL CAP GROWTH PORTFOLIO           SEEKS LONG-TERM CAPITAL GROWTH
MET/AIM SMALL CAP GROWTH PORTFOLIO                      SEEKS LONG-TERM GROWTH OF CAPITAL
T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO                SEEKS LONG-TERM CAPITAL GROWTH
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION PORTFOLIO    SEEKS CAPITAL APPRECIATION THROUGH STOCKS
RCM GLOBAL TECHNOLOGY PORTFOLIO                         SEEKS CAPITAL APPRECIATION; NO CONSIDERATION IS GIVEN TO
                                                        INCOME
                                            ASSET ALLOCATION PORTFOLIOS
METLIFE CONSERVATIVE ALLOCATION PORTFOLIO               SEEKS A HIGH LEVEL OF CURRENT INCOME, WITH GROWTH OF CAPITAL
                                                        AS A SECONDARY OBJECTIVE
METLIFE CONSERVATIVE TO MODERATE ALLOCATION PORTFOLIO   SEEKS A HIGH TOTAL RETURN IN THE FORM OF INCOME AND GROWTH
                                                        OF CAPITAL, WITH A GREATER EMPHASIS ON INCOME
METLIFE MODERATE ALLOCATION PORTFOLIO                   SEEKS A BALANCE BETWEEN A HIGH LEVEL OF CURRENT INCOME AND
                                                        GROWTH OF CAPITAL, WITH A GREATER EMPHASIS ON GROWTH OF
                                                        CAPITAL
METLIFE MODERATE TO AGGRESSIVE ALLOCATION PORTFOLIO     SEEKS GROWTH OF CAPITAL
METLIFE AGGRESSIVE ALLOCATION PORTFOLIO                 SEEKS GROWTH OF CAPITAL


[GRAPHIC]




 [SIDEBAR: The degree of investment risk you assume will depend on the investment divisions you choose. We have listed the first group of choices in the approximate order of risk from the most conservative to the most aggressive with all those within the same investment style listed in alphabetical order. The second group of choices, the asset allocation portfolios, is also listed in order of risk.]


[SIDEBAR: While the investment divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these investment divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund.]

The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio and the MetLife Aggressive Allocation Portfolio, also known as the "asset allocation portfolios", are "fund of funds" Portfolios that invest substantially all of their assets in other Portfolios of the Metropolitan Fund or the Met Investors Fund. Therefore, each of these asset allocation portfolios will bear its pro-rata share of the fees and expenses incurred by the underlying Portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying Portfolios in which the asset allocation portfolio invests. Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying Portfolios instead of investing in the asset allocation portfolios. A contract owner who chooses to invest directly in the underlying Portfolios would not however, receive asset allocation services provided by MetLife Advisers. For more information regarding the asset allocation portfolios, please read the prospectus for these portfolios.



Starting with the most conservative Portfolio, the first group of investment choices is listed in the approximate risk relationship among each available Portfolio in the first group, with all those within the same investment style listed in alphabetical order. The second group of choices, the asset allocation portfolios, is also listed in order of risk. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. The lists are intended to be guides. Please consult the appropriate Fund prospectus for more information regarding the investment objectives and investment practices of each Portfolio. Since your Account Balance or income payments are subject to the risks associated with investing in stocks and bonds, your Account Balance or variable income payments based on amounts allocated to the investment divisions may go down as well as up.



Some of the investment choices may not be available under the terms of your Deferred Annuity. Your contract or other correspondence we provide you will indicate the investment divisions that are available to you. The BlackRock Money Market Division is only available in the C Class Deferred Annuity purchased after April 30, 2003, the Deferred Annuity issued in New York State with the optional Guaranteed Minimum Income Benefit and, when available, a Deferred Annuity issued in Washington State with the optional Guaranteed Minimum Income Benefit. Your investment choices may be limited because:


[_]We have restricted the available investment divisions.
[_]Some of the investment divisions are not approved in your state.
[_]Your employer, association or other group contract holder limits the available investment divisions.

The investment divisions buy and sell shares of corresponding mutual fund portfolios. These Portfolios, which are part of either the Metropolitan Fund, the Met Investors Fund or the American Funds, invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and are reinvested. Therefore, no dividends are distributed to you under the Deferred Annuities. You pay no transaction expenses (I.E., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of the Metropolitan Fund and the Met Investors Fund are available by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The American Funds Portfolios are made available by the American Funds only through various insurance company annuities and life insurance policies.

The Metropolitan Fund, the Met Investors Fund and the American Funds are each "series" type funds registered with the Securities and Exchange Commission as an "open-end management investment company" under the Investment Company Act of 1940 (the "1940 Act"). A "series" fund means that each Portfolio is one of several available through the fund.

The Portfolios of the Metropolitan Fund pay MetLife Advisers, LLC, a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the Met Investors Fund pay Met Investors Advisory LLC, a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the American Funds pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as the operating expenses paid by each Portfolio, are described in the applicable prospectus and SAI for the Metropolitan Fund, the Met Investors Fund and the American Funds.

In addition, the Metropolitan Fund and the Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in the Metropolitan Fund or the Met Investors Fund. The risks of these arrangements are discussed in each Fund's prospectus.


Information about the payments we receive or make with regard to the Portfolios can be found later in this prospectus in the section under "Who Sells the Deferred Annuity" heading.



We select the Portfolios offered through the Contracts based on several criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolios' adviser or sub-adviser is one of our affiliates or whether the Portfolio, its adviser, its sub-adviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative and other services, as described above. In some cases, we have included portfolios based on recommendation made by selling firms through which the Contracts are sold. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new purchase payments and/or transfers of account value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Portfolio.

DEFERRED ANNUITIES

[SIDEBAR: These Deferred Annuities may be either issued to you as an individual or to a non-natural entity, such as a trust.]


This prospectus describes the following Deferred Annuities under which you can accumulate money:


  [_] Non-Qualified

  [_] Traditional IRAs (Individual Retirement Annuities)

  [_] Roth IRAs (Roth Individual Retirement Annuities)




  [_] SEPs (Simplified Employee Pensions)



  [_] SIMPLE IRAs (Savings Incentive Match Plan for Employees Individual
      Retirement Annuities)

                                                                [GRAPHIC]



THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN

  If you participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, purchase payments, withdrawals, transfers, the death benefit and pay-out options. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We are not a party to your employer's retirement plan. We will not be responsible for determining what your plan says. You should consult your Deferred Annuity contract and plan document to see how you may be affected.

[SIDEBAR: We created these investment strategies to help you manage your money. You decide if one is appropriate for you, based upon your risk tolerance and savings goals. Also, the strategies were designed to help you take advantage of the tax-deferred status of a Non-Qualified annuity.]

AUTOMATED INVESTMENT STRATEGIES AND ENHANCED DOLLAR COST AVERAGING PROGRAM


  There are four automated investment strategies and an Enhanced Dollar Cost Averaging Program available to you. The Enhanced Dollar Cost Averaging
Program is not available to the Bonus and the C Class Deferred Annuities or to purchase payments which consist of money exchanged from other MetLife or its affiliates' variable annuities. The Index Selector/SM/ is not available if you purchase Version III of the Guaranteed Minimum Income Benefit. The Equity Generator/SM/ and the Allocator/SM/ are not available in the C Class Deferred Annuity purchased after April 30, 2003, the Deferred Annuity issued in New York State with the optional Guaranteed Minimum Income Benefit, and, when available, a Deferred Annuity issued in Washington State with the optional Guaranteed Minimum Income Benefit nor, if you purchase Version III of the Guaranteed Minimum Income Benefit. The automated investment strategies and the Enhanced Dollar Cost Averaging Program are available to you without any additional charges. As with any investment program, none of them can guarantee a gain--you can lose money. We may modify or terminate any of the strategies at any time. You may have only one strategy in effect at a time. You may have the Enhanced Dollar Cost Averaging Program and either the Index Selector/SM/ or Rebalancer(R) in effect at the same time, but you may not have the Enhanced Dollar Cost Averaging Program in effect at the same time as the Equity Generator/SM/ or the Allocator./SM/



Enhanced Dollar Cost Averaging Program: Each month, for a specified period, for example three, six or twelve months, a portion of a specified dollar amount of a purchase payment that you have agreed to allocate to the Enhanced Dollar Cost Averaging Program will be transferred from the program to any of the investment divisions you choose. While amounts are in the program, we may credit them with a higher rate than that declared for the Fixed Account in general. (Amounts in the Enhanced Dollar Cost Averaging Program are in our Fixed Account. For convenience, we may refer to it as "the program" or the "Enhanced Dollar Cost Averaging Program balance" to avoid confusion with the Fixed Account in general.) The transferred amount will be equal to the amount allocated to the program divided by the number of months in the program. The interest attributable to your Enhanced Dollar Cost Averaging Program is transferred separately in the month after the last scheduled payment. Transfers from the Enhanced Dollar Cost Averaging Program to the Separate Account begin on any day we receive your payment and the Exchange is open, other than the 29th, 30th or 31st of the month. If purchase payments are received on those days, transfers begin on the first day of the next month. Subsequent transfers will be made on the same day in succeeding months. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open. Transfers are made on a first-in-first-out basis.


If a subsequent purchase payment is allocated to the program, that subsequent payment will receive the enhanced program interest rate in effect on that date. The allocation of a subsequent purchase payment to the program increases the dollar amount transferred each month. We determine the increase in your monthly dollar amount by dividing your new allocation by the number of months in the program you chose. Your existing monthly transfer amount is then increased by this additional amount to determine the total new dollar amount to be transferred each month. Then, the time period for the transfer of a specific purchase payment and interest attributable to that purchase payment will be accelerated. Your Enhanced Dollar Cost Averaging Program will terminate on the date of the last transfer.

Unless you instruct us otherwise, if you cancel your participation in the Enhanced Dollar Cost Averaging Program, any remaining dollar amounts will be transferred to the available investment divisions in accordance with the percentages you had chosen for the Enhanced Dollar Cost Averaging Program. We may impose minimum purchase payments and other restrictions to utilize this program.


                                   EXAMPLE:


                                                                    Amount
                                                               Transferred from
                                                                  EDCA Fixed
                                                                  Account to
                                                 EDCA 6-Month      Selected
                                                    Program     PPS Investment
                               Date     Amount   Interest Rate   Division(s)
                             --------- -------   ------------- ----------------
A   Enhanced Dollar Cost
    Averaging Program
    ("EDCA") 6-Month
    Program Initial Purchase
    Payment                  5/1/2005  $12,000*      9.00%          $2,000*
-------------------------------------------------------------------------------
B                            6/1/2005                               $2,000
-------------------------------------------------------------------------------
C                            7/1/2005                               $2,000
-------------------------------------------------------------------------------
D   EDCA 6-Month Program
    Subsequent Purchase
    Payment                  8/1/2005  $18,000**     8.00%         $5,000**
-------------------------------------------------------------------------------
E                            9/1/2005                               $5,000
-------------------------------------------------------------------------------
F                            10/1/2005                              $5,000
-------------------------------------------------------------------------------
G                            11/1/2005                              $5,000
-------------------------------------------------------------------------------
H                            12/1/2005                             $4,483.22


* $2,000/month to be transferred from first purchase payment of $12,000 divided by 6 months.

** Additional $3,000/month to be transferred from subsequent purchase payment of $18,000 divided by 6 months. Amounts transferred are from the oldest purchase payment and its interest, and so forth, until the EDCA balance is exhausted.

The example is hypothetical and is not based upon actual previous or current rates.

[GRAPHIC]

The Equity Generator/SM/: An amount equal to the interest earned in the Fixed Account is transferred on the day of the month that is the same as the Contract Anniversary date (e.g., the 10th, 11th, etc.), to any one investment division, based on your selection. If the Contract Anniversary day is the 29th, 30th or 31st of the month, transfers are made on the first day of the next month. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open. If your Fixed Account balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.

[GRAPHIC]

The Rebalancer(R): You select a specific asset allocation for your entire Account Balance from among the investment divisions and the Fixed Account, if available. Every three months, on the day of the month that is the same as the Contract Anniversary date (e.g., the 10th, 11th, etc.), we transfer amounts among these options to bring the percentage of your Account Balance in each option back to your original allocation. If the Contract Anniversary day is the 29th, 30th or 31st of the month, transfers are made on the first day of the next month. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open. You may utilize the Rebalancer with the Enhanced Dollar Cost Averaging Program, provided that 100% of your Account Balance (other than amounts in the Enhanced Dollar Cost Averaging Program) is allocated to this strategy.


[GRAPHIC]


The Index Selector/SM/: You may select one of five asset allocation models which are designed to correlate to various risk tolerance levels. Based on the model you choose, your entire Account Balance is divided among the Lehman Brothers(R) Aggregate Bond Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index investment divisions and the Fixed Account (or the BlackRock Money Market investment division in lieu of the Fixed Account for C Class Deferred Annuities or Deferred Annuities issued in New York or Washington States with the optional Guaranteed Minimum Income Benefit). Every three months, on the day of the month that is the same as the Contract Anniversary date (e.g., the 10th, 11th, etc.), the percentage in each of these investment divisions and the Fixed Account (or the BlackRock Money Market investment division) is brought back to the selected model percentage by transferring amounts among the investment divisions and the Fixed Account. If the Contract Anniversary day is the 29th, 30th or 31st of the month, transfers are made on the first day of the next month. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open.


You may utilize the Index Selector with the Enhanced Dollar Cost Averaging Program, provided that 100% of your Account Balance (other than amounts in the Enhanced Dollar Cost Averaging Program) is allocated to this strategy. In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy other than when utilized with the Enhanced Dollar Cost Averaging Program.


We will continue to implement the Index Selector strategy using the percentage allocations of the model that were in effect when you elected the Index Selector strategy. You should consider whether it is appropriate for you to continue this strategy over time if your risk tolerance, time horizon or financial situation changes. This strategy may experience more volatility than our other strategies. We provide the elements to formulate the models. We may rely on a third party for its expertise in creating appropriate allocations.


[GRAPHIC]

The Allocator/SM/: Each month a dollar amount you choose is transferred from the Fixed Account to any of the investment divisions you choose. You select the day of the month (other than the 29th, 30th or 31st of the month) and the number of months over which the transfers will occur. A minimum periodic transfer of $50 is required. Once your Fixed Account balance is exhausted, this strategy is automatically discontinued.

The Allocator, Equity Generator and the Enhanced Dollar Cost Averaging Program are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, you should consider whether you can continue the strategy through periods of fluctuating prices.

The chart below summarizes the availability of the Enhanced Dollar Cost Averaging Program and the automated investment strategies:


                                                          Bonus        C            L
                                          B Class         Class      Class        Class
                                            ----------    -----      -----        ----------
a. Enhanced Dollar Cost Averaging           Yes            No         No           Yes
            Program ("EDCA")
-----------------------------------------------------------------------------------------------
                                         (may not be used with purchase payments which
                                         consist of money from other MetLife or its affiliates'
                                                variable annuities)
-----------------------------------------------------------------------------------------------
b. Choice of One Automated Investment
          Strategy
-----------------------------------------------------------------------------------------------
 1. Equity Generator                        Yes            Yes        No           Yes
                                          (but not                               (but not
                                         with EDCA)                             with EDCA)
                                         ------------------------------------------------------
                                         (but not with the optional Guaranteed Minimum
                                         Income Benefit in New York State, the optional
                                         Guaranteed Minimum Income Benefit, when
                                         available, in Washington State, or with Version III of
                                         the optional Guaranteed Minimum Income Benefit)
-----------------------------------------------------------------------------------------------
 2. Rebalancer                              Yes            Yes        Yes          Yes
-----------------------------------------------------------------------------------------------
 3. Index Selector                          Yes            Yes        Yes          Yes
-----------------------------------------------------------------------------------------------
                                         (but not with Version III of the Guaranteed Minimum
                                                  Income Benefit)
-----------------------------------------------------------------------------------------------
 4. Allocator                               Yes            Yes        No           Yes
                                          (but not                               (but not
                                         with EDCA)                             with EDCA)
                                         ------------------------------------------------------
                                         (but not with the optional Guaranteed Minimum
                                         Income Benefit in New York State, the optional
                                         Guaranteed Minimum Income Benefit, when
                                         available, in Washington State, or with Version III of
                                         the optional Guaranteed Minimum Income Benefit)
-----------------------------------------------------------------------------------------------


[SIDEBAR: You may make purchase payments to your Deferred Annuity whenever you choose, up to age 91 (89 in Massachusetts for the B and Bonus Class). However, Federal tax rules may limit the amount and frequency of your purchase payments.]

PURCHASE PAYMENTS


    The B Class minimum initial purchase payment is $5,000 for the Non-Qualified Deferred Annuity and $2,000 for the Traditional IRA, Roth IRA
, SEP and SIMPLE IRA Deferred Annuities. The minimum initial purchase payment for automated purchase payments ("check-o-matic") for the B Class Non-Qualified Deferred Annuity is $500; the minimum initial automated purchase payment for the B Class Traditional IRA, Roth IRA, SEP and SIMPLE IRA Deferred Annuities is $100. If you choose to purchase a Bonus Class Deferred Annuity, the minimum initial purchase payment is $10,000. The minimum initial purchase payment for the C Class and L Class is $25,000. We reserve the right to accept amounts transferred from other annuity contracts that meet the minimum initial purchase payment at the time of the transfer request, but, at the time of receipt in good order, do not meet such requirements because of loss in market value.


If you are purchasing the Deferred Annuity as the beneficiary of a deceased person's IRA, purchase payments must consist of monies which are direct transfers (as defined under the tax law) from other IRA contracts in the name of the same decedent.


You may continue to make purchase payments while you receive Systematic Withdrawal Program payments, as described later in this Prospectus, unless your purchase payments are made through check-o-matic. The minimum subsequent purchase payment for all Deferred Annuities is $500, except for automated purchase payments, where the minimum subsequent purchase payment is $100, or any amount we are required to accept under applicable tax law. We will also accept at least once every 24 months any otherwise allowable contribution to your Traditional IRA or Roth IRA provided it is at least $50.





SEP and SIMPLE IRA Deferred Annuities are issued on an individual basis, however, purchase payments are generally forwarded to us on a collective ("group") basis by the employer, either directly or automatically. If purchase payments are made on this type of "group" basis by the employer for SEP and SIMPLE IRA Deferred Annuities, the "group" needs only to satisfy the minimum subsequent purchase payment amounts based upon the number of persons in the "group".


We will issue the B, C or L Class Deferred Annuity to you before your 91st birthday (89 in Massachusetts for the B Class). We will issue the Bonus Class Deferred Annuity to you before your 81st birthday. We will accept your purchase payments up to your 91st birthday (89 in Massachusetts for the B and Bonus Class).

The chart below summarizes the minimum initial and subsequent purchase payments for each Contract Class:


                                             Bonus
                                B Class      Class  C Class L Class
                            --------------  ------- ------- -------
Initial Purchase Payment        $5,000      $10,000 $25,000 $25,000
                               ($2,000:
                            Traditional IRA
                             and Roth IRA,
                                SEP and
                              SIMPLE IRA)
-------------------------------------------------------------------
Subsequent Purchase Payment      $500        $500    $500    $500
-------------------------------------------------------------------
                               (or any amount we are required to
                               accept under applicable tax law)
-------------------------------------------------------------------
Automated Purchase Payments
-------------------------------------------------------------------
 Initial                         $500
                                ($100:
                            Traditional IRA
                             and Roth IRA,
                                SEP and
                              SIMPLE IRA)   $10,000 $25,000 $25,000
-------------------------------------------------------------------
 Subsequent                      $100        $100    $100    $100
                            ---------------------------------------
                               (or any amount we are required to
                               accept under applicable tax law)
-------------------------------------------------------------------


[GRAPHIC]

ALLOCATION OF PURCHASE PAYMENTS

You decide how your money is allocated among the Fixed Account, if available, the Enhanced Dollar Cost Averaging Program and the investment divisions. You may not choose more than 18 funding choices at the time your initial purchase payment is allocated among the funding choices. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. Unless we have a record of your request to allocate future purchase payments to more than 18 funding choices, you may not choose more than 18 funding choices at the time your subsequent purchase payment is allocated among the funding choices. You may also specify an effective date for the change as long as it is within 30 days after we receive the request.

AUTOMATED PURCHASE PAYMENTS

You may elect to have purchase payments made automatically. With check-o-matic your bank deducts money from your bank account and makes the purchase payment for you.

LIMITS ON PURCHASE PAYMENTS

Your ability to make purchase payments may be limited by:

[_]Federal tax laws or regulatory requirements;

[_]Our right to limit the total of your purchase payments to $1,000,000; and

[_]Our right to restrict purchase payments to the Fixed Account, if available, and the Enhanced Dollar Cost Averaging Program if (1) the interest rate we credit in the Fixed Account is equal to the guaranteed minimum rate as stated in your Deferred Annuity; or (2) your Fixed Account balance and Enhanced Dollar Cost Averaging Program balance is equal to or exceeds our maximum for a Fixed Account allocation (e.g., $1,000,000).

THE VALUE OF YOUR INVESTMENT

   Accumulation Units are credited to you when you make purchase payments or transfers into an investment division. When you withdraw or transfer money from an investment division (as well as when we apply the Annual Contract Fee and the Guaranteed Minimum Income Benefit charge, if chosen as an optional benefit), accumulation units are liquidated. We determine the number of accumulation units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.

                                   [GRAPHIC]

This is how we calculate the Accumulation Unit Value for each investment division:

[_]First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

[_]Next, we subtract the daily equivalent of the Separate Account charge (for the class of the Deferred Annuity you have chosen, including any optional benefits) for each day since the last Accumulation Unit Value was calculated; and

[_]Finally, we multiply the previous Accumulation Unit Value by this result.

   Examples
   Calculating the Number of Accumulation Units

   Assume you make a purchase payment of $500 into one investment division and that investment division's Accumulation Unit Value is currently $10.00. You would be credited with 50 accumulation units.

                  $500 = 50 accumulation units
                  ---
                  $10

   Calculating the Accumulation Unit Value

   Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525 (50 x $10.50 = $525).

           $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value

   However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475 (50 x $9.50 = $475).

            $10.00 x .95 = $9.50 is the new Accumulation Unit Value

TRANSFER PRIVILEGE

[SIDEBAR: You may transfer money within your contract. You will not incur current taxes on your earnings or any withdrawal charges as a result of transferring your money.]
Y
   You may make tax-free transfers among investment divisions or between the investment divisions and the Fixed Account, if available. Each transfer must be at least $500 or, if less, your entire balance in an investment division (unless the transfer is in connection with an automated investment strategy or the Enhanced Dollar Cost Averaging Program). You may not make a transfer to more than 18 funding options at any one time if this request is made through our telephone voice response system or by Internet. A request to transfer to more than 18 funding options may be made by calling your Administrative Office. For us to process a transfer, you must tell us:

[_]The percentage or dollar amount of the transfer;

[_]The investment divisions (or Fixed Account) from which you want the money to be transferred;

[_]The investment divisions (or Fixed Account) to which you want the money to be transferred; and

[_]Whether you intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.

We reserve the right to restrict transfers to the Fixed Account (which is not available in the C Class Deferred Annuity purchased after April 30, 2003, the

Deferred Annuity with the optional Guaranteed Minimum Income Benefit issued in New York State or, when available, a Deferred Annuity with the optional Guaranteed Minimum Income Benefit issued in Washington State or Version III of the Guaranteed Minimum Income Benefit) if (1) the interest rate we credit in the Fixed Account is equal to the guaranteed minimum rate as stated in your Deferred Annuity; or (2) your Fixed Account balance is equal to or exceeds our maximum for Fixed Account allocations (e.g., $1,000,000).





Frequent requests from contract owners to make transfers/ reallocations may dilute the value of a portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers/reallocations may also increase brokerage and administrative costs of the underlying portfolios and may disrupt portfolio management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the contracts (e.g., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield portfolios (i.e., Salomon Brothers Strategic Bond Opportunities, Lord Abbett Bond Debenture, FI International Stock, Harris Oakmark International, MFS Research International, Morgan Stanley EAFE(R) Index, Oppenheimer Global Equity, American Funds Global Small Capitalization, BlackRock Strategic Value, Loomis Sayles Small Cap, Franklin Templeton Small Cap Growth, Met/AIM Small Cap Growth, T. Rowe Price Small Cap Growth and Russell 2000(R) Portfolios) and we monitor transfer/reallocation activity in those portfolios (the "Monitored Portfolios"). We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Portfolios within given periods of time. We do not believe that other portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer/reallocation activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer/reallocation activity in certain portfolios, we rely on the underlying portfolios to bring any potential disruptive transfer/reallocation activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer/reallocation activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer/reallocation restrictions being applied to deter market timing. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, or other transfer/reallocation activity that we believe may be harmful to other owners or other persons who have an interest in the contracts, we require all future transfer/reallocation requests to or from any Monitored Portfolios or other identified portfolios under that contract to be submitted with an original signature. If we impose this restriction on your transfer/reallocation activity, we will reverse upon discovery any transaction inadvertently processed in contravention of such restrictions. The Account Balance or the amount of underlying portfolio shares we have designated in the investment division to generate your income payments will not be affected by any gain or loss due to the transfer/reallocation and your Account Balance or the amount of underlying portfolio shares we have designated in the investment division to generate your income payments will be the same as if the transfer/reallocation had not occurred. You will receive written confirmation of the transactions effecting such reversal.



The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective. Our ability to detect such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer/reallocation activity may be limited by provisions of the contract. We do not accommodate market timing in any portfolios and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect owners and other persons with interests in the contracts.



The portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract owners and other persons with interests in the contracts should be aware that we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the portfolios.



In addition, contract owners and other persons with interests in the contracts should be aware that some portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the portfolios in their ability to apply their frequent trading policies and procedures, and we cannot guarantee that the portfolios (and thus contract owners) will not be harmed by transfer/reallocation activity relating to the other insurance companies and/or retirement plans that may invest in the portfolios.

In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner). You should read the portfolio prospectuses for more details.


Your transfer request must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to take place on that day. All other transfer requests in good order will be processed on our next business day.

We may require you to use our original forms.

ACCESS TO YOUR MONEY

[SIDEBAR: Income taxes, tax penalties and withdrawal charges may apply to any withdrawal you make.]

     You may withdraw either all or part of your Account Balance from the Deferred Annuity. Other than those made through the Systematic Withdrawal Program, withdrawals must be at least $500 or the Account Balance, if less. If any withdrawal would decrease your Account Balance below $2,000, we will consider this a request for a full withdrawal. To process your request, we need the following information:

[_] The percentage or dollar amount of the withdrawal; and

[_] The investment divisions (or Fixed Account and Enhanced Dollar Cost
    Averaging Program) from which you want the money to be withdrawn.

[SIDEBAR: We will withdraw your Systematic Withdrawal Program payments from the Fixed Account, if available, the Enhanced Dollar Cost Averaging Program or investment divisions you select, either pro-rata or in the proportions you request.]

                                   [GRAPHIC]

Your withdrawal may be subject to withdrawal charges.

Generally, if you request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require you to use our original forms.

SYSTEMATIC WITHDRAWAL PROGRAM


Under this program and subject to approval in your state, you may choose to automatically withdraw a certain amount each Contract Year. This amount is then paid throughout the Contract Year according to the time frame you select, e.g., monthly, quarterly, semi-annually or annually. For all contract classes, except for the C Class, payments may be made monthly or quarterly (when available) during the first Contract Year. Unless we agree otherwise, this program will not begin within the first 60 days after the date we have issued you the contract. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and withdrawal charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions.

If you do not provide us with your desired allocation, or there are insufficient amounts in the investment divisions, Enhanced Dollar Cost Averaging Program or the Fixed Account that you selected, the payments will be taken out pro-rata from the Fixed Account, Enhanced Dollar Cost Averaging Program and any investment divisions in which you then have money.


[SIDEBAR: If you would like to receive your Systematic Withdrawal Program payment on or about the first of the month, you should request that the payment date be the 20th day of the month.]

Selecting a Payment Date: Your payment date is the date we make the withdrawal. You may choose any calendar day for the payment date, other than the 29th, 30th or 31st of the month. When you select or change a payment date, we must receive your request at least 10 days prior to the selected payment date. If we do not receive your request in time, we will make the payment the following month after the date you selected. If you do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request (other than the 29th, 30th or 31st of the month).

You may request to stop your Systematic Withdrawal Program at anytime. We must receive any request in good order at least 30 days in advance. Although we need your written authorization to begin this program, you may cancel this program at any time by telephone or by writing to us (or over the Internet, if we agree) at our Administrative Office.

[SIDEBAR: Your Account Balance will be reduced by the amount of your Systematic Withdrawal Program payments and applicable withdrawal charges. Payments under this program are not the same as income payments you would receive from a Deferred Annuity payout option.]

Systematic Withdrawal Program payments may be subject to a withdrawal charge unless an exception to this charge applies. We will determine separately the withdrawal charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.

CHARGES


  There are two types of charges you pay while you have money in an investment division:

[_] Separate Account charge, and

[_] Investment-related charge.

SEPARATE ACCOUNT CHARGE

[SIDEBAR: The Separate Account charges you pay will not reduce the number of accumulation units credited to you. Instead, we deduct the charges each time we calculate the Accumulation Unit Value.]
                                   [GRAPHIC]
Each class of the Deferred Annuity has a different Separate Account charge. You will pay the Separate Account charge annually based on the average daily value of the amount you have in the Separate Account. This charge includes insurance-related charges that pay us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should you die during your pay-in phase is larger than your Account Balance. This charge also includes the risk that our expenses in administering the Deferred Annuities may be greater than we estimated. The Separate Account charge also pays us for our distribution costs to both our licensed salespersons and other broker-dealers.

The chart below summarizes the Separate Account charge for each class of the Deferred Annuity with each death benefit prior to entering the pay-out phase of the contract.

                           SEPARATE ACCOUNT CHARGES*

                                                   Bonus
                                          B Class Class** C Class L Class
                                          ------- ------- ------- -------
Basic Death Benefit                        1.25%   1.70%   1.65%   1.50%
-------------------------------------------------------------------------
Optional Annual Step-Up Death Benefit      1.45%   1.90%   1.85%   1.70%
-------------------------------------------------------------------------
Optional Greater of Annual Step-Up or 5%
  Annual Increase Death Benefit            1.60%   2.05%   2.00%   1.85%
-------------------------------------------------------------------------
Optional Earnings Preservation Benefit***   .25%    .25%    .25%    .25%

* We currently charge an additional Separate Account charge of 0.25% of average daily net assets in the American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization investment divisions.

    We reserve the right to impose an additional Separate Account charge on investment divisions that we add to the contract in the future. The additional amount will not exceed the annual rate of 0.25% of average daily net assets in any such investment divisions.

** The Separate Account charge for the Bonus Class will be reduced by 0.45% after you have held the contract for seven years.

*** This charge is in addition to the Separate Account charge with the death benefit chosen.

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. The percentage you pay for the investment-related charge depends on which investment divisions you select. Each class of shares available to the Deferred Annuities has a 12b-1 Plan fee, which pays for distribution expenses. The class of shares available in the Metropolitan Fund and the Met Investors Fund is Class B, which has a 0.25% 12b-1 Plan fee. Class 2 shares of the available American Funds have a 0.25% 12b-1 Plan fee. Amounts for each investment division for the previous year are listed in the Table of Expenses.

ANNUAL CONTRACT FEE

  There is a $30 Annual Contract Fee. This fee is waived if your Account Balance is at least $50,000. It is deducted on a pro-rata basis from the investment divisions on the Contract Anniversary. No portion of the fee is deducted from the Fixed Account. Regardless of the amount of your Account Balance, the entire fee will be deducted at the time of a total withdrawal of your Account Balance. This charge pays us for our miscellaneous administrative costs. These costs which we incur include financial, actuarial, accounting and legal expenses.

OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT


Version I or II of the Guaranteed Minimum Income Benefit, depending on your state, is available for an additional charge of 0.50% of the guaranteed minimum income base (as defined later in this Prospectus), deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Fixed Account balance, Enhanced Dollar Cost Averaging Program balance and Separate Account balance. Version III of the Guaranteed Minimum Income Benefit, if approved in your state, is available for an additional charge of 0.75% of the guaranteed minimum income base, deducted at the end of each Contract Year in the same manner. We take amounts from the Separate Account by canceling accumulation units from your Separate Account. If you elect the Optional Reset of Version III of the Guaranteed Minimum Income Benefit on the third Contract Anniversary or later, as permitted under this version of the benefit, we may increase the charge for this benefit to the then current charge, but no more than a maximum of 1.50% of the guaranteed minimum income base.


OPTIONAL GUARANTEED WITHDRAWAL BENEFIT

The Guaranteed Withdrawal Benefit is available for an additional charge of 0.50% of the Guaranteed Withdrawal Amount (as defined in this Prospectus), deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Fixed Account balance, Enhanced Dollar Cost Averaging Program balance and Separate Account balance. We take amounts from the Separate Account by canceling accumulation units from your Separate Account. If you elect an Optional Reset of the Guaranteed Withdrawal Benefit on the fifth Contract Anniversary or later, as permitted under the benefit, we may increase the charge for this benefit to the then current charge, but no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.

PREMIUM AND OTHER TAXES


S Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Balances and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity" taxes) only when you exercise a pay-out option. In certain jurisdictions, we may deduct money to pay premium taxes on lump sum withdrawals or when you exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.

Premium taxes, if applicable, currently range from 0.5% to 3.5% depending on the Deferred Annuity you purchase and your home state or jurisdiction. A chart in the Appendix shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including, but not limited to, premium taxes) paid by us to any government entity relating to the contracts.

Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

WITHDRAWAL CHARGES

[SIDEBAR: You will not pay a withdrawal charge on any purchase payments made more than 7 Contract Years ago for the B and Bonus Class contracts, 3 Contract Years ago for the L Class contract or at all on the C Class contract.]

   A withdrawal charge may apply if you withdraw purchase payments that were credited to your Deferred Annuity. There are no withdrawal charges for the C
Class Deferred Annuity. To determine the withdrawal charge for the Deferred Annuities, we treat your Fixed Account, Enhanced Dollar Cost Averaging Program and Separate Account as if they were a single account and ignore both your actual allocations and the Fixed Account, Enhanced Dollar Cost Averaging Program or investment division from which the withdrawal is actually coming. To do this, we first assume that your withdrawal is from earnings, then from amounts (other than earnings) that can be withdrawn without a withdrawal charge and then from purchase payments, each on a "first-in-first-out" (oldest money first) basis. Once we have determined the amount of the withdrawal charge, we will then withdraw it from the Fixed Account, Enhanced Dollar Cost Averaging Program and the investment divisions in the same proportion as the withdrawal is being made.

For a full withdrawal, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as a withdrawal charge and pay you the rest.

For partial withdrawals, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as a withdrawal charge and pay you the rest. We will treat your request as a request for a full withdrawal if your Account Balance is not sufficient to pay both the requested withdrawal and the withdrawal charge, or if the withdrawal leaves an Account Balance that is less than the minimum required.

The withdrawal charge on purchase payments withdrawn for each class is as follows:



IF WITHDRAWN DURING CONTRACT YEAR B CLASS BONUS CLASS C CLASS L CLASS
--------------------------------- ------- ----------- ------- -------
           1.....................    7%        9%      None      7%
           2.....................    6%        8%                6%
           3.....................    6%        8%                5%
           4.....................    5%        7%                0%
           5.....................    4%        6%                0%
           6.....................    3%        4%                0%
           7.....................    2%        3%                0%
           Thereafter............    0%        0%                0%

The withdrawal charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the Separate Account charge to pay for our costs to sell the Deferred Annuities which exceed the amount of withdrawal charges we collect.

WHEN NO WITHDRAWAL CHARGE APPLIES

[SIDEBAR: Withdrawal charges never apply to transfers among investment divisions, transfers to or from the Fixed Account or transfers from the Enhanced Dollar Cost Averaging Program.]
                                   [GRAPHIC]

In some cases, we will not charge you the withdrawal charge when you make a withdrawal. We may, however, ask you to prove that you meet any of the conditions listed below.

You do not pay a withdrawal charge:

[_]If you have a C Class Deferred Annuity.

[_]On transfers you make within your Deferred Annuity.


[_]On withdrawals of purchase payments you made over seven Contract Years ago for the B Class, seven Contract Years ago for the Bonus Class and three Contract Years ago for the L Class.


[_]If you choose payments over one or more lifetimes.

[_]If you die during the pay-in phase. Your beneficiary will receive the full death benefit without deduction.

[_]If your contract permits and your spouse is substituted as the owner of the Deferred Annuity and continues the contract, that portion of the Account Balance that is equal to the "step-up" portion of the death benefit.

[_]If you withdraw only your earnings from the investment divisions.

[_]During the first Contract Year, if you are in the Systematic Withdrawal
   Program, and you withdraw up to 10% of your total purchase payments at the rate of 1/12 of such 10% each month on a non-cumulative basis.

[_]After the first Contract Year, if you withdraw up to 10% of your total purchase payments, per Contract Year. This 10% total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year.

[_]If the withdrawal is to avoid required Federal income tax penalties (not including Section 72(t) or (q) under the Internal Revenue Code) or to satisfy Federal income tax rules concerning minimum distribution requirements that apply to your Deferred Annuity. For purposes of this exception, we assume that the Deferred Annuity is the only contract or funding vehicle from which distributions are required to be taken and we will ignore all other account balances. This exception does not apply if you have a Non-Qualified or Roth IRA Deferred Annuity.

[_]If you accept an amendment converting your Traditional IRA Deferred Annuity to a Roth IRA Deferred Annuity.

[_]If you properly "recharacterize" as permitted under Federal tax law your Traditional IRA Deferred Annuity or a Roth IRA Deferred Annuity using the same Deferred Annuity.


[_]This Contract feature is only available if you are less than 80 years old on the Contract issue date. After the first Contract Year, if approved in your state, and your contract provides for this, to withdrawals to which a withdrawal charge would otherwise apply, if you have been either the owner continuously since the issue of the contract or the spouse who continues the contract:


   . Has been a resident of certain nursing home facilities or a hospital for a minimum of 90 consecutive days or for a minimum total of 90 days where there is no more than a 6 month break in that residency and the residencies are for related causes, where you have exercised this right no later than 90 days of exiting the nursing home facility or hospital; or

   . Is diagnosed with a terminal illness and not expected to live more than 12 months.




[_] This Contract feature is only available if you are less than 65 years old on the date you became disabled and if the disability commences subsequent to the first Contract Anniversary. After the first Contract Year, if approved in your state, and your contract provides for this, if you are disabled as defined in the Federal Social Security Act (or as defined by the Internal Revenue Code for Oregon contracts) and if you have been the owner continuously since the issue of the contract or the spouse who continues the contract.




[_] If you have transferred money which is not subject to a withdrawal charge from certain eligible MetLife contracts or certain eligible contracts of MetLife affiliates into the Deferred Annuity, and the withdrawal is of these transferred amounts and we agree. Any purchase payments made after the transfer are subject to the usual withdrawal charge schedule.

                                   [GRAPHIC]

FREE LOOK

   You may cancel your Deferred Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing. The number of days for this "free look" varies from state to state. The time period may also vary depending on your age and whether you purchased your Deferred Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund all of your purchase payments or your Account Balance as of the date your refund request is received at your Administrative Office in good order.

Any Bonus does not become yours until after the "free look" period; we retrieve it if you exercise the "free look". Your exercise of any "free look" is the only circumstance under which the 3% credit will be retrieved (commonly called

"recapture"). If your state requires us to refund your Account Balance, the refunded amount will include any investment performance attributable to the 3% credit. If there are any losses from investment performance attributable to the 3% credit, we will bear that loss.

DEATH BENEFIT--GENERALLY

   One of the insurance guarantees we provide you under your Deferred Annuity is that your beneficiaries will be protected against market downturns. You name your beneficiary(ies).


If you intend to purchase the Deferred Annuity for use with a Traditional IRA, Roth IRA, SEP or SIMPLE IRA, please refer to the discussion concerning IRAs in the Tax Section of this Prospectus.


We only pay the death benefit when we receive both proof of death and instructions for payment in good order.

Your beneficiary has the option to apply the death benefit less any applicable premium taxes to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take a lump sum payment. If you purchased the contract as a deceased person's beneficiary under an IRA, your beneficiary may be limited by tax law as to the method of distribution of any death benefit. Please see the Tax Section of this Prospectus.

If the beneficiary is your spouse, the beneficiary may be substituted as the owner of the Deferred Annuity and continue the contract. In that case, the Account Balance will be adjusted to equal the death benefit. (Any additional amounts added to the Account Balance will be allocated in the same proportions to each balance in an investment division, Enhanced Dollar Cost Averaging Program and the Fixed Account as each bears to the total Account Balance.) There would be a second death benefit payable upon the death of the spouse. The spouse is permitted to make additional purchase payments. The spouse would not be permitted to choose any optional benefit available under the contract, unless the deceased spouse had previously purchased the benefit at issue of the contract. Any amounts in the Deferred Annuity would be subject to applicable withdrawal charges except for that portion of the Account Balance that is equal to the "step-up" portion of the death benefit.

If the spouse continues the Deferred Annuity, the death benefit is calculated as described in the following pages except all values used to calculate the death benefit, which may include, Highest Account Balance as of each fifth Contract Anniversary, Highest Account Balance as of each Contract Anniversary and annual increase amount (depending on whether you choose an optional benefit), are reset on the date the spouse continues the Deferred Annuity.

We permit your beneficiary to hold the Traditional IRA Deferred Annuity in your name after your death for his/her benefit. We issue a new Deferred Annuity to your beneficiary to facilitate the distribution of payments. The new contract is issued in the same contract class as your contract, except, if you had a Bonus Class Deferred Annuity, the contract is issued as a B Class Deferred Annuity.
In that case the Account Balance would be reset to equal the death benefit on the date the beneficiary submits the necessary documentation in good order.
(Any additional amounts added to the Account Balance would be allocated in the same proportions to each balance in an investment division and the Fixed
Account as each bears to the total Account Balance.) There would be a second death benefit payable upon the death of the beneficiary. Your beneficiary is permitted to make additional purchase payments consisting generally of monies which are direct transfers (as defined under the tax law) from other IRA contracts in the name of the same decedent. Any additional purchase payments would be subject to applicable withdrawal charges. The beneficiary also is permitted to choose any optional benefit available under the contract, but certain contract provisions or programs may not be available.

If your beneficiary holds the Traditional IRA Deferred Annuity in your name after your death for his/her benefit, the death benefit would be calculated as described in the following pages except all values used to calculate the death benefit, which may include, Highest Account Balance as of each fifth Contract Anniversary, Highest Account Balance as of each Contract Anniversary and annual increase amount (depending on whether you choose an optional benefit), would be reset on the date the beneficiary then holds the Deferred Annuity. At the death of the beneficiary, the beneficiary's beneficiary may be limited by tax law as to the method of distribution of any death benefit.

If you are a natural person and you change ownership of the Deferred Annuity to someone other than your spouse, the death benefit is calculated as described in the following pages except all values used to calculate the death benefit, which may include, Highest Account Balance as of each fifth Contract Anniversary, Highest Account Balance as of each Contract Anniversary and annual increase amount (depending on whether you choose an optional benefit), are reset on the date of the change in owner.

If you are a non-natural person, then the life of the annuitant is the basis for determining the death benefit. If there are joint owners, the oldest of the two will be used as a basis for determining the death benefit.

Where there are multiple beneficiaries, we will only value the death benefit as of the time the first beneficiary submits the necessary documentation in good order.

Any death benefit amounts attributable to any beneficiary which remain in the investment divisions are subject to investment risk.

For the purposes of the following death benefit calculations, purchase payments increase the Account Balance on a dollar for dollar basis. Partial withdrawals, however, reduce Account Balance proportionately, that is, the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable withdrawal charges) divided by the Account Balance immediately before the withdrawal.

BASIC DEATH BENEFIT

If you die during the pay-in phase and you have not chosen one of the optional death benefits, the death benefit the beneficiary receives will be equal to the greatest of:

1. Your Account Balance; or

2. Total purchase payments reduced proportionately by the percentage reduction in Account Balance attributable to each partial withdrawal; or

3. "Highest Account Balance" as of each fifth Contract Anniversary, determined as follows:

   .  At issue, the highest Account Balance is your initial purchase payment;

   .  Increase the highest Account Balance by each subsequent purchase payment;

   . Reduce the highest Account Balance proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal;

   .  On each fifth Contract Anniversary before your 81st birthday, compare the
      (1) then-highest Account Balance to the (2) current Account Balance and
      (3) total purchase payments reduced proportionately by the percentage reduction in Account Balance attributable to each partial withdrawal and set the highest Account Balance equal to the greatest of the three.

   . After the Contract Anniversary immediately preceding your 81st birthday, adjust the highest Account Balance only to:

      . Increase the highest Account Balance by each subsequent purchase payment or

      . Reduce the highest Account Balance proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal.

                                   EXAMPLE:


                                          Date                     Amount
                              ---------------------------- -----------------------
A   Initial Purchase                   10/1/2005                  $100,000
    Payment
----------------------------------------------------------------------------------
B   Account Balance                    10/1/2006                  $104,000
                              (First Contract Anniversary)
----------------------------------------------------------------------------------
C   Death Benefit                   As of 10/1/2006               $104,000
                                                           (= greater of A and B)
----------------------------------------------------------------------------------
D   Account Balance                    10/1/2007                   $90,000
                                    (Second Contract
                                      Anniversary)
----------------------------------------------------------------------------------
E   Death Benefit                      10/1/2007                  $100,000
                                                           (= greater of A and D)
----------------------------------------------------------------------------------
F   Withdrawal                         10/2/2007                   $9,000
----------------------------------------------------------------------------------
G   Percentage Reduction in            10/2/2007                     10%
    Account Balance                                                (= F/D)
----------------------------------------------------------------------------------
H   Account Balance                    10/2/2007                   $81,000
    after Withdrawal                                              (= D - F)
----------------------------------------------------------------------------------
I   Purchase Payments reduced            As of                     $90,000
    for Withdrawal                     10/2/2007               [= A - (A X G)]
----------------------------------------------------------------------------------
J   Death Benefit                      10/2/2007                   $90,000
                                                           (= greater of H and I)
----------------------------------------------------------------------------------
K   Account Balance                    10/1/2010                  $125,000
----------------------------------------------------------------------------------
L   Death Benefit (Highest          As of 10/1/2010               $125,000
    Account Balance)              (Fifth Anniversary)      (= greater of I and K)
----------------------------------------------------------------------------------
M   Account Balance                    10/2/2010                  $110,000
----------------------------------------------------------------------------------
N   Death Benefit                        As of                    $125,000
                                       10/2/2010           (= greatest of I, L, M)

Notes to Example

Purchaser is age 60 at issue.

Any withdrawal charge withdrawn from the Account Balance is included when determining the percentage of Account Balance withdrawn.


Account Balances on 10/1/07 and 10/2/07 are assumed to be equal prior to the withdrawal.


                                   [GRAPHIC]
OPTIONAL BENEFITS


Please note that the decision to purchase optional benefits is made at the time of application and is irrevocable. The optional benefit is in effect until it terminates.




ANNUAL STEP-UP DEATH BENEFIT


   You may purchase at application a death benefit that provides that the death benefit amount is equal to the greater of:

1. The Account Balance; or

2. "Highest Account Balance" as of each Contract Anniversary, determined as follows:

   .  At issue, the highest Account Balance is your initial purchase payment;

   .  Increase the highest Account Balance by each subsequent purchase payment;

   . Reduce the highest Account Balance proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal;

   . On each Contract Anniversary before your 81st birthday, compare the (1) then-highest Account Balance to the (2) current Account Balance and set the highest Account Balance equal to the greater of the two.

   . After the Contract Anniversary immediately preceding your 81st birthday, adjust the highest Account Balance only to:

      . Increase the highest Account Balance by each subsequent purchase payment or

      . Reduce the highest Account Balance proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal.

You may not purchase this benefit if you are 80 years of age or older.

The Annual Step-Up Death Benefit is available in Deferred Annuities purchased after April 30, 2003, for a charge, in addition to the Basic Death Benefit charge, of 0.20% annually of the average daily value of the amount you have in the Separate Account.

                                   EXAMPLE:


                                           Date                      Amount
                               ----------------------------- ----------------------
A   Initial Purchase                     10/1/2005                  $100,000
    Payment
-----------------------------------------------------------------------------------
B   Account Balance                      10/1/2006                  $104,000
                               (First Contract Anniversary)
-----------------------------------------------------------------------------------
C   Death Benefit                     As of 10/1/2006               $104,000
    (Highest Account                                         (= greater of A and B)
    Balance)
-----------------------------------------------------------------------------------
D   Account Balance                      10/1/2007                  $90,000
                               (Second Contract Anniversary)
-----------------------------------------------------------------------------------
E   Death Benefit                        10/1/2007                  $104,000
    (Highest                                                 (= greater of B and D)
    Contract Year Anniversary)
-----------------------------------------------------------------------------------
F   Withdrawal                           10/2/2007                   $9,000
-----------------------------------------------------------------------------------
G   Percentage                           10/2/2007                    10%
    Reduction in                                                    (= F/D)
    Account Balance
-----------------------------------------------------------------------------------
H   Account Balance                      10/2/2007                  $81,000
    after Withdrawal                                                (= D-F)
-----------------------------------------------------------------------------------
I   Highest Account                   As of 10/2/2007               $93,600
    Balance reduced
    for Withdrawal                                                (= E-(EXG))
-----------------------------------------------------------------------------------
J   Death Benefit                        10/2/2007                  $93,600
                                                             (= greater of H and I)
-----------------------------------------------------------------------------------


Notes to Example

Purchaser is age 60 at issue.

Any withdrawal charge withdrawn from the Account Balance is included when determining the percentage of Account Balance withdrawn.


The Account Balances on 10/1/07 and 10/2/07 are assumed to be equal prior to the withdrawal.


GREATER OF ANNUAL STEP-UP OR 5% ANNUAL INCREASE DEATH BENEFIT

You may purchase at application a death benefit that provides that the death benefit amount is equal to the greatest of:

1. Your Account Balance; or

2. The annual increase amount which is equal to the sum total of each purchase payment accumulated at a rate of 5% a year, through the Contract Anniversary date immediately preceding your 81st birthday, reduced by the sum total of each withdrawal adjustment accumulated at the rate of 5% a year from the date of the withdrawal (the withdrawal adjustment is the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Balance attributable to the withdrawal); or

3. "Highest Account Balance" as of each Contract Anniversary, determined as follows:

   .  At issue, the highest Account Balance is your initial purchase payment;

   .  Increase the highest Account Balance by each subsequent purchase payment;

   . Reduce the highest Account Balance proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal;

   . On each Contract Anniversary before your 81st birthday, compare the (1) then-highest Account Balance to the (2) current Account Balance and set the highest Account Balance equal to the greater of the two.

   . After the Contract Anniversary immediately preceding your 81st birthday, adjust the highest Account Balance only to:

      . Increase the highest Account Balance by each subsequent purchase payment or

      . Reduce the highest Account Balance proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal.

You may not purchase this benefit if you are 80 years of age or older.

The Greater of Annual Step-Up or 5% Annual Increase Death Benefit is available in Deferred Annuities purchased after April 30, 2003, for a charge, in addition to the Basic Death Benefit charge, of 0.35% annually of the average daily value of the amount you have in the Separate Account.

                                   EXAMPLE:


                                       Date                         Amount
                           ----------------------------- ----------------------------
A   Initial Purchase                 10/1/2005                     $100,000
    Payment
-------------------------------------------------------------------------------------
B   Account Balance                  10/1/2006                     $104,000
                           (First Contract Anniversary)
-------------------------------------------------------------------------------------
C1  Account Balance                  10/1/2006                     $104,000
    (Highest Account                                        (= greater of A and B)
    Balance)
-------------------------------------------------------------------------------------
C2  5% Annual                        10/1/2006                     $105,000
    Increase Amount                                               (= AX1.05)
-------------------------------------------------------------------------------------
C3  Death Benefit                 As of 10/1/2006                  $105,000
                                                           (= greater of C1 and C2)
-------------------------------------------------------------------------------------
D   Account Balance                  10/1/2007                     $90,000
                           (Second Contract Anniversary)
-------------------------------------------------------------------------------------
E1  Highest Account                  10/1/2007                     $104,000
    Balance                                                (= greater of C1 and D)
-------------------------------------------------------------------------------------
E2  5% Annual                     As of 10/1/2007                  $110,250
    Increase Amount                                            (= AX1.05X1.05)
-------------------------------------------------------------------------------------
E3  Death Benefit                    10/1/2007                     $110,250
                                                           (= greater of E1 and E2)
-------------------------------------------------------------------------------------
F   Withdrawal                       10/2/2007                      $9,000
-------------------------------------------------------------------------------------
G   Percentage                       10/2/2007                       10%
    Reduction in                                                   (= F/D)
    Account Balance
-------------------------------------------------------------------------------------
H   Account Balance                  10/2/2007                     $81,000
    after Withdrawal                                               (= D-F)
-------------------------------------------------------------------------------------
I1  Highest Account               As of 10/2/2007                  $93,600
    Balance reduced                                             (= E1-(E1XG))
    for Withdrawal
-------------------------------------------------------------------------------------
I2  5% Annual                     As of 10/2/2007                  $99,238
    Increase Amount                                             (= E2-(E2XG).
    reduced for Withdrawal                               Note: E2 includes additional
                                                            day of interest at 5%)
-------------------------------------------------------------------------------------
I3  Death Benefit                    10/2/2007                     $99,238
                                                         (= greatest of H, I1 and I2)
-------------------------------------------------------------------------------------


Notes to Example

Purchaser is age 60 at issue.

Any withdrawal charge withdrawn from the Account Balance is included when determining the percentage of Account Balance withdrawn.


The Account Balances on 10/1/07 and 10/02/07 are assumed to be equal prior to the withdrawal.


All amounts are rounded to the nearest dollar.

EARNINGS PRESERVATION BENEFIT

You may purchase this benefit at application. The Earnings Preservation Benefit is intended to provide additional amounts at death to pay expenses that may be due upon your death. We do not guarantee that the amounts provided by the Earnings Preservation Benefit will be sufficient to cover any such expenses that your heirs may have to pay.

This benefit provides that an additional death benefit is payable equal to:

The difference between

1. Your death benefit (either the basic death benefit or an optional death benefit for which you pay an additional charge); and

2. Total purchase payments not withdrawn. In this case, partial withdrawals are first applied against earnings and then purchase payments, or

On or after the Contract Anniversary immediately preceding your 81st birthday, the additional death benefit that is payable is equal to:

1. The difference between

   a. Your death benefit amount on the Contract Anniversary immediately preceding your 81st birthday, plus subsequent purchase payments made after each Contract Anniversary, reduced proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal; and

   b. Total purchase payments not withdrawn. In this case, partial withdrawals are first applied against earnings and then purchase payments.

2. In each case, multiplied by the following percentage, depending upon your age when you purchased the Contract:


          Purchase Age                            Percentage

          Ages 69 or younger                          40%

          Ages 70-79                                  25%

          Ages 80 and above                            0%

You may not purchase this benefit if you are 80 years of age or older.

For purposes of the above calculation, purchase payments increase the Account Balance on a dollar for dollar basis. Partial withdrawals, however, reduce Account Balance proportionately, that is, the percentage reduction is equal to the dollar amount of the withdrawal plus applicable withdrawal charges divided by the Account Balance immediately before the withdrawal.

If the spouse continues the contract, the spouse can choose one of the following two options:

   . Continue the Earnings Preservation Benefit. Then the additional death benefit is calculated in the same manner as above except the calculation takes into account the surviving spouse's age for purposes of determining what is the Contract Anniversary prior to the 81st birthday. In this case, the benefit is paid as of the death of the surviving spouse, rather than the first spouse.

   . Stop the Earnings Preservation Benefit. Then, the Account Balance is reset to equal the death benefit plus the additional death benefit on the date the spouse continues the contract. The Earnings Preservation Benefit will cease and the Separate Account charge will be reduced by 0.25%.

If we do not receive notification from the surviving spouse either to elect to continue or to decline the Earnings Preservation Benefit within 90 days of notice to us of the death of a spouse, we will treat the absence of a notification as if the Earnings Preservation Benefit had been declined.

If you are a natural person and you change ownership of the Deferred Annuity to someone other than your spouse, this benefit is calculated in the same manner except (1) purchase payments (for the purpose of calculating the Earnings Preservation Benefit) are set equal to the Account Balance on the date of the change in owners (gain is effectively reset to zero) and (2) the percentage from the table above is based on the age of the new owner as of the date of the change in owner.

If you are a non-natural person, the life of the annuitant is the basis for determining the additional death benefit. If there are joint owners, the oldest of the two will be used as a basis for determining the additional death benefit.

The Earnings Preservation Benefit is available for an additional charge of 0.25% annually of the average daily value of the amount you have in the Separate Account.

                                   EXAMPLE:


                                              Date          Amount
                                            --------- -------------------
       A   Purchase Payments Not Withdrawn  10/1/2005      $100,000
       ------------------------------------------------------------------
       B   Death Benefit                    10/1/2006      $105,000
       ------------------------------------------------------------------
       C   Additional Death Benefit         10/1/2006       $2,000
                                                       (= 40% x (B - A))
       ------------------------------------------------------------------
       D   Account Balance                  10/1/2007       $90,000
       ------------------------------------------------------------------
       E   Withdrawal                       10/2/2007       $9,000
       ------------------------------------------------------------------
       F   Account Balance after Withdrawal 10/2/2007       $81,000
                                                           (= D - E)
       ------------------------------------------------------------------
       G   Purchase Payments Not Withdrawn  10/2/2007       $91,000
                                                            (= A-E,
                                                       because there is
                                                          no gain at
                                                      time of withdrawal)
       ------------------------------------------------------------------
       H   Death Benefit                    10/2/2007       $99,238
       ------------------------------------------------------------------
       I   Additional Death Benefit                         $3,296
                                                       (= 40% x (H - G))
       ------------------------------------------------------------------

Notes to Example

Purchaser is age 60 at issue.

Any withdrawal charge from the Account Balance is included when determining the percentage of Account Balance withdrawn.

All amounts are rounded to the nearest dollar.


GUARANTEED MINIMUM INCOME BENEFIT

                                   [GRAPHIC]


MetLife makes available three versions of this benefit, but a maximum of two versions will be offered in any particular state. If approved in your state, Version II of the Guaranteed Minimum Income Benefit will be available. Otherwise, Version I will be offered. If approved in your state, Version III is also available. You may not have this benefit and the Guaranteed Withdrawal Benefit in effect at the same time. Under this benefit, an owner who is a natural person and the annuitant must be the same.



  VERSION I (MAY ALSO BE KNOWN AS THE "PREDICTOR" IN OUR SALES LITERATURE AND
                                 ADVERTISING)


You may purchase this benefit at application (up to but not including age 76) which guarantees a stated income payment in the pay-out phase of your Deferred Annuity (a payment "floor"). You retain the ability to choose to receive income payments based upon the Account Balance of your Deferred Annuity rather than the guaranteed amount purchased under this benefit. This benefit is intended to protect you against poor investment performance. The Guaranteed Minimum Income Benefit does not establish or guarantee an Account Balance or minimum return for any investment division.

This benefit may only be exercised by the owner no later than the Contract Anniversary immediately after the owner's 85th birthday, after a 10 year waiting period and then only within a 30 day period following the Contract Anniversary. If you are a non-natural person, then the age of the annuitant is the basis for determining the birthday. Partial annuitization is not permitted under this optional benefit and no change in owners of the contract is permitted. Withdrawal charges are not waived if you exercise this option while withdrawal charges apply.

The only income types available with the purchase of this benefit are a Lifetime Income Annuity with a 10 Year Guarantee Period or a Lifetime Income Annuity for Two with a 10 Year Guarantee Period. If you decide to receive income payments under a Lifetime Income Annuity with a 10 year Guarantee Period after age 79, the 10 year guarantee is reduced as follows:


     Age at Pay-Out                Guarantee
-----------------------------------------------------
           80                       9 years
-----------------------------------------------------
           81                       8 years
-----------------------------------------------------
           82                       7 years
-----------------------------------------------------
           83                       6 years
-----------------------------------------------------
        84 and 85                   5 years
-----------------------------------------------------

The guaranteed minimum income base is equal to the greatest of:

1. The annual increase amount which is the sum total of each purchase payment accumulated at a rate of 6% a year, through the Contract Anniversary date immediately preceding your 81st birthday, reduced by the sum total of each withdrawal adjustment accumulated at the rate of 6% a year from the date of the withdrawal. The withdrawal adjustment is the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Balance attributable to the withdrawal, if total withdrawals in a Contract Year are more than 6% of the annual increase amount at the previous Contract Anniversary. If total withdrawals in a Contract Year are less than 6% of the annual increase amount at the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of total partial withdrawals treated as a single withdrawal at the end of the Contract Year; or

2. "Highest Account Balance" as of each Contract Anniversary, determined as follows:

   .  At issue, the highest Account Balance is your initial purchase payment;

   .  Increase the highest Account Balance by each subsequent purchase payment;

   . Reduce the highest Account Balance proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal;

   . On each Contract Anniversary before your 81st birthday, compare the (1) then-highest Account Balance to the (2) current Account Balance and set the highest Account Balance equal to the greater of the two.

   . After the Contract Anniversary immediately preceding your 81st birthday, adjust the highest Account Balance only to:

      . Increase the highest Account Balance by each subsequent purchase payment or

      . Reduce the highest Account Balance proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal.

This base is then applied to the annuity rates guaranteed in the Guaranteed Minimum Income Benefit rider. The rates used are the Annuity 2000 Mortality Table with a 7-year age setback, with interest of 2.5% per year. As with other pay-out types, the amount you receive as an income payment depends also on your age, sex and the income type you select. You may also choose to receive income payments by applying your Account Balance (less any premium taxes and applicable contract fees) to our then current annuity rates if that would produce greater income payments than those guaranteed under this benefit.

For purposes of determining the Highest Account Balance as of the applicable Contract Anniversary, purchase payments increase the Account Balance on a dollar for dollar basis. Partial withdrawals, however, reduce Account Balance proportionately, that is the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable withdrawal charges), divided by the Account Balance immediately before the withdrawal.

This option will terminate:

1. The 30th day following the Contract Anniversary immediately after the owner's 85th birthday;

2. When you take a total withdrawal of your Account Balance (A pro-rata portion of the charge will be applied);

3. When you elect to receive income payments under an income option and you are not eligible to exercise the Guaranteed Minimum Income Benefit option (A pro-rata portion of the charge will be applied);

4. The owner dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the Deferred Annuity, or the annuitant dies (if the owner is not a natural person); or

5. There is a change in owners, joint owners or annuitants (if the owner is a non-natural person).


The Guaranteed Minimum Income Benefit is available in Deferred Annuities purchased after April 30, 2003, for an additional charge of 0.50% of the guaranteed minimum income base, deducted at the end of each Contract Year, by withdrawing amounts on a pro-rata basis from your Fixed Account balance, Enhanced Dollar Cost Averaging Program balance and Separate Account balance. (We take amounts from the Separate Account by canceling accumulation units from your Separate Account.) (The Fixed Account is not available in the C Class Deferred Annuity purchased after April 30, 2003, the Deferred Annuity issued in New York State with this optional benefit and, when available, a Deferred Annuity issued in Washington State with this optional benefit. The Enhanced Dollar Cost Averaging Program is not available in the C and Bonus Classes Deferred Annuity.)



Caution. The Guaranteed Minimum Income Benefit may have limited usefulness in connection with a qualified contract, such as an IRA, in circumstances where you are planning to exercise the Guaranteed Minimum Income Benefit on a date later than the beginning date of required minimum distributions under the Deferred Annuity. In such event, required minimum distributions received from the Deferred Annuity will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the amount of annuity payments under the Guaranteed Minimum Income Benefit. Consult a tax advisor prior to purchasing your IRA Deferred Annuity with Guaranteed Minimum Income Benefit.



Additionally, the Guaranteed Minimum Income Benefit may not be appropriate for purchase by a beneficiary under a decedent's IRA ( or where otherwise offered, under any other contract which is being "continued" by a beneficiary after the death of the owner (or after the death of the annuitant in certain cases). Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the owner's death. The Guaranteed Minimum Income Benefit may not be exercised until 10 years after purchase. It is not clear under these rules whether minimum distribution will be met in all cases where income payments under a life contingent annuity (such as provided under the Guaranteed Minimum Income Benefit) do not begin until after the year following the year of death, as would be the case with a Guaranteed Minimum Income Benefit purchased by such beneficiary. Even if minimum distribution requirements would be met, the value of such benefit may be adversely impacted or eliminated, depending on the beneficiary's own situation, because of required distributions prior to the time that the benefit could be exercised. Consult your own tax advisor prior to purchase.


   EXAMPLE:
(This calculation ignores the impact of Highest Account Balance which could further increase the guaranteed minimum income base.)
   At issue, male, age 55
   Purchase Payment = $100,000.
   No additional purchase payments or partial withdrawals.
   Guaranteed minimum income base at age 65 = $100,000X1.06/10/ = $179,085 where 10 equals the number of years the purchase payment accumulates for purposes of calculating this benefit.

   Guaranteed minimum income floor = guaranteed minimum income base applied to the Guaranteed Minimum Income Benefit annuity table.

   Guaranteed Minimum Income Benefit annuity factor, male, age 65 = $4.40 per month per $1,000 applied for lifetime income with 10 years guaranteed.

   $179,085 X $4.40 = $788 per month.
   $1,000

                                               Guaranteed
                                                Minimum
                       (Male)                    Income
                      Issue Age Age at Pay-Out   Floor
                      -----------------------------------
                         55           65         $  788
                      -----------------------------------
                                      70         $1,186
                      -----------------------------------
                                      75         $1,812
                      -----------------------------------

The above chart ignores the impact of premium and other taxes.


 VERSION II (MAY ALSO BE KNOWN AS THE "PREDICTOR" IN OUR SALES LITERATURE AND
                                 ADVERTISING)


You may purchase this benefit at application (up to but not including age 76) which guarantees a stated income payment in the pay-out phase of your Deferred Annuity (a payment "floor"). You retain the ability to choose to receive income payments based upon the Account Balance of your Deferred Annuity rather than the guar anteed amount purchased under this benefit. This benefit is intended to protect you against poor investment performance. The Guaranteed Minimum Income Benefit does not establish or guarantee an Account Balance or minimum return for any investment division.

This benefit may only be exercised by the owner no later than the Contract Anniversary on or following the owner's 85th birthday, after a 10 year waiting period and then only within a 30 day period following the Contract Anniversary. If the owner is a non-natural person, then the age of the annuitant is the basis for determining the birthday. Partial annuitization is not permitted under this optional benefit and no change in owners of the contract is permitted. Withdrawal charges are not waived if you exercise this option while withdrawal charges apply.

The only income types available with purchase of this benefit are a Lifetime Income Annuity with a 10 Year Guarantee Period or a Lifetime Income Annuity for Two with a 10 Year Guarantee Period. If you decide to receive income payments under a Lifetime Income Annuity with a 10 year Guarantee Period after age 79, the 10 year guarantee is reduced as follows:

             -----------------------------------------------------

                  Age at Pay-Out                Guarantee
             -----------------------------------------------------
                        80                       9 years
             -----------------------------------------------------
                        81                       8 years
             -----------------------------------------------------
                        82                       7 years
             -----------------------------------------------------
                        83                       6 years
             -----------------------------------------------------
                     84 and 85                   5 years
             -----------------------------------------------------

The guaranteed minimum income base is equal to the greatest of:

1. The annual increase amount which is the sum total of each purchase payment accumulated at a rate of 5% a year, through the Contract Anniversary date on or following your 85th birthday, reduced by the sum total of each withdrawal adjustment accumulated at the rate of 5% a year from the date of the withdrawal. The withdrawal adjustment is the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Balance attributable to the withdrawal, if total withdrawals in a Contract Year are more than 5% of the annual increase amount at the previous Contract Anniversary and if these withdrawals are paid to you (or the annuitant if the Contract is owned by a non-natural person) or other payee we agree to. If total withdrawals in a Contract Year are less than or equal to 5% of the annual increase amount at the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of total withdrawals treated as a single withdrawal at the end of the Contract Year. (For these purposes, all purchase payments credited within 120 days of the date we issued the Deferred Annuity will be treated as if they were received on the date we issued the Deferred Annuity). The annual increase amount does not change after the Contract Anniversary on or following your 85th birthday, except that it is increased for each subsequent purchase payment and reduced by each withdrawal as described here where the annual increase rate is set at 0%; or

2. "Highest Account Balance" as of each Contract Anniversary, determined as follows:

   .  At issue, the highest Account Balance is your initial purchase payment;

   .  Increase the highest Account Balance by each subsequent purchase payment;

   . Reduce the highest Account Balance proportionately by the percentage reduction in Account Balance attributable to each subsequent withdrawal;

   . On each Contract Anniversary before your 81st birthday, compare the (1) then-highest Account Balance to the (2) current Account Balance and set the highest Account Balance equal to the greater of the two.

   . After the Contract Anniversary immediately preceding your 81st birthday, adjust the highest Account Balance only to:

      . Increase the highest Account Balance by each subsequent purchase payment or

      . Reduce the highest Account Balance proportionately by the percentage reduction in Account Balance attributable to each subsequent withdrawal.

This base, less withdrawal charges applicable to a full withdrawal and any premium taxes that may apply, is then applied to the annuity rates guaranteed in the Guaranteed Minimum Income Benefit rider. The rates used are the Annuity 2000 Mortality Table with a 7-year age setback, with interest of 2.5% per year. As with other pay-out types, the amount you receive as an income payment depends also on your age, sex and the income type you select. You may also choose to receive income payments by applying your Account Balance (less any withdrawal charges, premium taxes and applicable contract fees) to our then current annuity rates if that would produce greater income payments than those guaranteed under this benefit.

For purposes of determining the Highest Account Balance as of the applicable Contract Anniversary, purchase payments increase the Account Balance on a dollar for dollar basis. Withdrawals, however, reduce the Highest Account Balance proportionately, that is the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable withdrawal charges), divided by the Account Balance immediately before the withdrawal.

If you take a full withdrawal of your Account Balance, your Contract is terminated because it is inactive, or your Contract lapses, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In that case, your income payments under this benefit, if any, will be determined using the guaranteed minimum income base after the deduction of any applicable withdrawal adjustment due to the withdrawal, termination or lapse that resulted in a zero Account Balance.

If the guaranteed minimum income base being annuitized is less than $5,000, we reserve the right to make one lump sum payment to you instead of income payments. If the amount of the initial income payment would be less than $100, we may reduce the frequency of payments so that the payment is a minimum of $100, but not less frequently than annually.

This option will terminate:

1. The 30th day following the Contract Anniversary immediately on or after the owner's 85th birthday.

2. When you take a total withdrawal of your Account Balance (A pro-rata portion of the annual charge for this rider will be applied);

3. When you elect to receive income payments under an income option and you are not eligible to exercise the Guaranteed Minimum Income Benefit option (A pro-rata portion of the charge will be applied);

4. The owner dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the Deferred Annuity (if the spouse is less than age 85), or the annuitant dies (if the owner is not a natural person); or

5. There is a change in owners or joint owners or annuitants (if the owner is a non-natural person).


The Guaranteed Minimum Income Benefit is available for an additional charge of 0.50% of the guaranteed minimum income base, deducted at the end of each Contract Year, by withdrawing amounts on a pro-rata basis from your Fixed Account balance, Enhanced Dollar Cost Averaging Program balance and Separate Account balance. (We take amounts from the Separate Account by canceling accumulation units from your Separate Account.) (The Fixed Account is not available in the C Class Deferred Annuity purchased after April 30, 2003, a Deferred Annuity issued in New York State with this optional benefit, and, when available, a Deferred Annuity issued in Washington State with this optional benefit. The Enhanced Dollar Cost Averaging Program is not available in the C and Bonus Class Deferred Annuity.)



Caution. The Guaranteed Minimum Income Benefit may have limited usefulness in connection with a qualified contract, such as an IRA, in circumstances where you are planning to exercise the Guaranteed Minimum Income Benefit on a date later than the beginning date of required minimum distributions under the Deferred Annuity. In such event, required minimum distributions received from the Deferred Annuity will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the amount of annuity payments under the Guaranteed Minimum Income Benefit. Consult a tax advisor prior to purchasing your IRA Deferred Annuity with the Guaranteed Minimum Income Benefit.



Additionally, the Guaranteed Minimum Income Benefit may not be appropriate for purchase by a beneficiary under a decedent's IRA ( or where otherwise offered, under any other contract which is being "continued" by a beneficiary after the death of the owner (or after the death of the annuitant in certain cases). Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the owner's death. The Guaranteed Minimum Income Benefit may not be exercised until 10 years after purchase. It is not clear under these rules whether minimum distribution will be met in all cases where income payments under a life contingent annuity (such as provided under the Guaranteed Minimum Income Benefit) do not begin until after the year following the year of death, as would be the case with a Guaranteed Minimum Income Benefit purchased by such beneficiary. Even if minimum distribution requirements would be met, the value of such benefit may be adversely impacted or eliminated, depending on the beneficiary's own situation, because of required distributions prior to the time that the benefit could be exercised. Consult your own tax advisor prior to purchase.


   EXAMPLE:
(This calculation ignores the impact of Highest Account Balance which could further increase the guaranteed minimum income base.)

   At issue, male, age 55
   Purchase Payment = $100,000.
   No additional purchase payments or partial withdrawals.
   Guaranteed minimum income base at age 65 = $100,000 x 1.05/10 /= $162.889 where 10 equals the number of years the purchase payment accumulates for purposes of calculating this benefit.

   Guaranteed minimum income floor = guaranteed minimum income base applied to the Guaranteed Minimum Income Benefit annuity table.


   Guaranteed Minimum Income Benefit annuity factor, male, age 65 = $4.40 per month per $1,000 applied for lifetime income with 10 years guaranteed.


   $162,889 x $4.40 = $717 per month.
   $1,000

                         Guaranteed
                          Minimum
 (Male)                    Income
Issue Age Age at Pay-Out   Floor
-----------------------------------
   55           65         $717
-----------------------------------
                70        $1,029
-----------------------------------
                75        $ 1,499
-----------------------------------

The above chart ignores the impact of premium and other taxes.

GRAPHIC EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment divisions chosen. The examples do not reflect the deduction of fees and charges.


(1)The 5% Compounding Component of the Income Base


   Determining a value upon which future income payments will be based


   Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your Account Balance fluctuates above and below your initial purchase payment depending on the investment performance of the investment divisions you selected. Your purchase payments accumulate at the annual increase rate of 5%, until the Contract Anniversary on or immediately after the Contract owner's 85th birthday. Your purchase payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your purchase payments accumulated at 5% a year adjusted for withdrawals and charges "the 5% Compounding Component of the Income Base") is the value upon which future income payments can be based.


                      [5% Compounding Income Base Chart]

   Determining your guaranteed lifetime income stream


   Assume that you decide to annuitize your Contract and begin taking annuity payments after 20 years. In this example, your 5% Compounding Component of the Income Base is higher than the Highest Account Balance and will produce a higher income benefit. Accordingly, the 5% Compounding Component of the Income Base will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. The income base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.


 [10 Year Waiting Period with 5% Compounding Income Base and Annuity for life
                                    CHART]

(2)The "Highest Account Balance" ("HAB") Component of the Income Base


   Determining a value upon which future income payments will be based


   Prior to annuitization, the Highest Account Balance Component of the Income Base begins to lock in growth. The Highest Account Balance Component of the Income Base is adjusted upward each Contract Anniversary if the Account Balance at that time is greater than the amount of the current Highest Account Balance Component of the Income Base. Upward adjustments will continue until the Contract Anniversary immediately prior to the Contract owner's 81st birthday. The Highest Account Balance Component of the Income Base also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Account Balance Component of the Income Base line is the value upon which future income payments can be based.


                 [Highest  Account Balance Income Base Chart]

   Determining your guaranteed lifetime income stream


   Assume that you decide to annuitize your Contract and begin taking annuity payments after 20 years. In this example, the Highest Account Balance Component of the Income Base is higher than the Account Balance. Accordingly, the Highest Account Balance Component of the Income Base will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. The income base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.


 [10 Year Waiting Period with Highest Account Balance Income Base and Annuity for Life Chart]

(3)Putting It All Together


   Prior to annuitization, the two components of the income base (the 5% Compounding Component of the Income Base and the Highest Account Balance Component of the Income Base) work together to protect your future income. Upon annuitization of the Contract, you will receive income payments for life and the two components of the income base and the Account Balance will cease to exist. Also, the Guaranteed Minimum Income Benefit may only be exercised no later than the Contract Anniversary on or following the Contract owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the Contract Anniversary.


    [10 Year Waiting Period with Highest Account Balance Income Base and 5%
                        Compounding Income Base Chart]

   With the Guaranteed Minimum Income Benefit, the two components of the income base are applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the Contract is issued. However, if then-current annuity purchase factors applied to the Account Balance would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your Contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Balance would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.


    [10 Year Waiting Period with Highest Account Balance Income Base and 5%
          Compounding Income Base with Income Annuity for Life Chart]


         VERSION III (MAY ALSO BE KNOWN AS THE "PREDICTOR PLUS" IN OUR


                       SALES LITERATURE AND ADVERTISING)



Version III of this benefit is identical to Version II, described above, with the following differences: (1) the owner may exercise a "Guaranteed Principal Option" in which case the owner receives an additional amount to be added to the Account Balance in lieu of taking Guaranteed Minimum Income Benefit payments; (2) the owner may be permitted to periodically reset the annual increase amount; (3) the owner is limited to allocating his/her Account Balance to certain investment choices; and (4) the additional charge for Version III of this benefit is 0.75% (rather than 0.50% for Version I or II of this benefit) of the income base (with a maximum charge of 1.50% of the income base applicable upon exercise of the Optional Reset feature). A description of these features follows.



Guaranteed Principal Option



You may exercise the Guaranteed Principal Option after a 10-year waiting period within 30 days following any Contract Anniversary, but no later than the Contract Anniversary on or following the owner's (or joint owner's or annuitant's if the Contract is owned by a non-natural person) 85th birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the eligible Contract Anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following the eligible Contract Anniversary.



By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Balance intended to restore your initial investment in the Contract, in lieu of receiving Guaranteed Minimum Income Benefit payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to (a) minus (b) where:



   a. is purchase payments credited within 120 days of the date we issued the Contract (reduced proportionately by the percentage reduction in Account Balance attributable to each partial withdrawal (including applicable withdrawal charges)) and



   b. the Account Balance on the Contract Anniversary immediately preceding exercise of the Guaranteed Principal Option.



The Guaranteed Principal Option may only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable investment division in the ratio the portion of the Account Balance in such investment division bears to the total Account Balance in all investment divisions.



The Guaranteed Principal Option will never be less than zero. If the Guaranteed Principal Option is exercised, the Guaranteed Minimum Income Benefit will terminate as of the date the option takes effect and no additional Guaranteed Minimum Income Benefit charges will apply thereafter. The Contract, however, will continue.




Optional Reset



On any Contract Anniversary on or after the third Contract Anniversary, the owner may elect to reset the annual increase amount to the Account Balance. Such a reset may be beneficial if your Account Balance has grown at a rate above the accumulation rate on the annual increase amount. However, resetting the annual increase amount will increase your waiting period for exercising this Guaranteed Minimum Income Benefit by recommencing the period. An owner may elect to reset the annual increase amount only if (1) the Account Balance exceeds the annual increase amount on the date of the reset and (2) the owner (or oldest joint owner or annuitant if the Contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset. We must receive your request to exercise the Optional Reset in writing, or any other method that we agree to, within a 30 day period prior to the applicable Contract Anniversary. You may elect an Optional Reset at any subsequent Contract Anniversary as long as it has been at least three years since the last Optional Reset and all other requirements are met. We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of Contract.



The Optional Reset will:



1. reset the annual increase amount to the Account Balance on Contract Anniversary following the receipt of an Optional Reset election;



2. reset the waiting period to the tenth Contract Anniversary following the date the Optional Reset took effect; and



3. reset the charge for this benefit to the then current charge at the time of the reset, up to the maximum Optional Reset fee charge of 1.50%.



The Account Balance on the date of the reset will be treated as a single purchase payment received on that date for purposes of determining the annual increase amount after the reset. All purchase payments and withdrawal adjustments previously used to calculate the annual increase amount will be set equal to zero on the date of the reset.



Allocation Limitations



If you elect to purchase Version III of this benefit, unlike Version I and Version II, you are limited to allocating your purchase payments and Account Balance among the following investment choices:



1. the MetLife Conservative Allocation Investment Division,



2. the MetLife Conservative to Moderate Allocation Investment Division,



3. the MetLife Moderate Allocation Investment Division or



4. the MetLife Moderate to Aggressive Allocation Investment Division.



The Fixed Account is not available.



You may also elect to participate in the Enhanced Dollar Cost Averaging Program, provided that any amounts transferred from the program to an investment division are one or more of the above listed investment choices.



Caution. The Guaranteed Minimum Income Benefit may have limited usefulness in connection with a qualified contract, such as an IRA, in circumstances where you are planning to exercise the Guaranteed Minimum Income Benefit on a date later than the beginning date of required minimum distributions under the Deferred Annuity. In such event, required minimum distributions received from the Deferred Annuity will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the amount of annuity payments under the Guaranteed Minimum Income Benefit. Consult a tax advisor prior to purchasing your IRA Deferred Annuity with Guaranteed Minimum Income Benefit.



Additionally, the Guaranteed Minimum Income Benefit may not be appropriate for purchase by a beneficiary under a decedent's IRA ( or where otherwise offered, under any other contract which is being "continued" by a beneficiary after the death of the owner (or after the death of the annuitant in certain cases). Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the owner's death. The Guaranteed Minimum Income Benefit may not be exercised until 10 years after purchase. It is not clear under these rules whether minimum distribution will be met in all cases where income payments under a life contingent annuity (such as provided under the Guaranteed Minimum Income Benefit) do not begin until after the year following the year of death, as would be the case with a Guaranteed Minimum Income Benefit purchased by such beneficiary. Even if minimum distribution requirements would be met, the value of such benefit may be adversely impacted or eliminated, depending on the beneficiary's own situation, because of required distributions prior to the time that the benefit could be exercised. Consult your own tax advisor prior to purchase.



Termination Provisions



In addition to the other termination provisions described above in Version I or II, Version III will terminate upon the earliest of the effective date of the Guaranteed Principal Option.



In addition, the following provision supercedes the termination provision labeled number 5 in the description of the Guaranteed Minimum Income Benefit Version II above: a change for any reason of the owner or joint owner or annuitant if a non-natural person owns the Contract, unless we agree otherwise.



GRAPHIC EXAMPLES



THE GUARANTEED PRINCIPAL OPTION



Initial investment is $100,000. Assume that no withdrawals are taken. Assume that Account Balance at the 10th Contract Anniversary is $50,000 due to poor market performance, and the Guaranteed Principal Option is exercised at this time.



The effect of exercising the Guaranteed Principal Option:



1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Balance 30 days after the 10th Contract Anniversary bringing it back up to $100,000.

2) The Guaranteed Minimum Income Benefit benefit and the Guaranteed Minimum Income Benefit benefit fee terminates as of the date that the adjustment is made to the Account Balance; the contract continues.



3) The Guaranteed Minimum Income Benefit allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Balance.



 [Exercise Guaranteed Principal Option and Guaranteed
 Principal Adjustment Chart]



Withdrawals reduce the original purchase payment (i.e.) those payments credited within 120 days of the contract's issue date) proportionately and, therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.





THE OPTIONAL RESET



Initial investment is $100,000. Assume that no withdrawals are taken. The 5% Compounding Component of the Income Base at the 3rd Contract Anniversary is $115,763 ($100,000 accumulates at the annual increase rate of 5%). Assume the Account Balance at the 3rd Contract Anniversary is $135,000 due to good market performance, and the Optional Reset is elected at this time.



The effect of the optional reset election is:



1) The 5% Compounding Component of the Income Base is reset from $115,763 to $135,000.



2) The 10-year waiting period to annuitize the contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the date of reset until the 13th Contract Anniversary.



3) The Guaranteed Minimum Income Benefit fee is reset to the fee that MetLife is charging new contract owners at that time.



The 5% Compounding Component of the Income Base at the 6th Contract Anniversary is $156,279 ($135,000 accumulates at the annual increase rate of 5%). Assume the Account Balance at the 6th Contract Anniversary is $180,000 due to good market performance and the Optional Reset is elected at this time.



The effect of the optional reset election is:



1) The 5% Compounding Component of the Income Base is reset from $156,279 to $180,000.



2) The 10-year waiting period to annuitize the contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the date of reset until the 16th Contract Anniversary.

3) The Guaranteed Minimum Income Benefit fee is reset to the fee that MetLife is charging new contract owners at that time.





 [5% Compounding component of the income base Year 1 to Year 3 to Year 6 through Year 16 Chart]


GUARANTEED WITHDRAWAL BENEFIT


You may purchase this benefit at application (up to but not including age 86 except for the Bonus Class where the maximum issue age is 80). This benefit guarantees that you can withdraw a minimum amount over time (the "Guaranteed Withdrawal Amount") equal to your initial purchase payment (and any applicable Guaranteed Withdrawal Benefit Bonus), provided withdrawals or amounts applied to a pay-out option do not exceed the Annual Benefit Payment. (The initial Annual Benefit Payment is currently 7% of your initial purchase payment and any applicable Guaranteed Withdrawal Benefit Bonus.) This benefit is intended to protect you against poor investment performance if your annual withdrawals or amounts applied to any annuity option are less than or equal to the Annual Benefit Payment. However, the Guaranteed Withdrawal Benefit does not establish or guarantee an Account Balance or minimum return for any investment division. You may not have this benefit and the Guaranteed Minimum Income Benefit in effect at the same time. Income taxes, tax penalties and withdrawal charges may apply to your withdrawals. Withdrawals taken under the Guaranteed Withdrawal Benefit during the first Contract Year will not be subject to a withdrawal charge under a Systematic Withdrawal Program.


If in any Contract Year you take cumulative withdrawals that exceed the Annual Benefit Payment, the total payments that the Guaranteed Withdrawal Benefit guarantees that you or your beneficiary will receive from the Contract over time may be less than the Guaranteed Withdrawal Amount that represents your initial purchase payment (and any Guaranteed Withdrawal Benefit Bonus). This reduction may be significant. However, the Guaranteed Withdrawal Benefit charge will continue to be calculated based on the Guaranteed Withdrawal Amount until termination of the Deferred Annuity. The Guaranteed Withdrawal Amount does not decrease due to withdrawals.


The initial Benefit Base is the amount from which the Annual Benefit Payment is determined. If withdrawals exceed the Annual Benefit Payment, the Annual Benefit Payment may be recalculated based upon the Account Balance. The Benefit Base may not be taken as a lump sum.

The Benefit Base is equal to:

   .  Your initial purchase payment;

   . Increased by the applicable Guaranteed Withdrawal Benefit Bonus (currently, 5% for the initial and each subsequent purchase payment);


   .  Increased by each subsequent purchase payment;


   . Reduced dollar for dollar by withdrawals, including any withdrawal charges and any amounts applied toward pay-out option, for withdrawals that are equal to or less than the Annual Benefit Payment.

An additional reduction will be taken if any amount withdrawn:

1. is not paid to the owner or the owner's bank account (or annuitant's bank account, if the owner is not a non-natural person) or

2. results in cumulative withdrawals, including withdrawal charges and any amounts applied toward a pay-out option, for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Balance.

The reduction will result in the Benefit Base equal to the lesser of

1. The Benefit Base before the withdrawal minus the amount of the withdrawal or;

2. The Account Balance before the withdrawal minus the amount of the withdrawal.

The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the withdrawal rate, currently 7%. The Annual Benefit Payment is reset after each subsequent purchase payment to the greater of the Annual Benefit Payment before the subsequent purchase payment and the withdrawal rate multiplied by the Benefit Base after the subsequent purchase payment. If withdrawals (including any charges, and any amounts applied toward a pay-out option) are less than the Annual Benefit Payment, the Annual Benefit Payment will not decrease. The Annual Benefit Payment will be recalculated and may be reduced if withdrawals, including any withdrawal charges and any amounts applied toward a pay-out option, (1) cumulatively exceed in any year the Annual Benefit Payment or (2) are not payable to the owner or the owner's bank account or the annuitant's bank account, if the owner is a non-natural person. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) the Account Balance (after a reduction for the withdrawals) multiplied by the 7% withdrawal rate.

For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements. These required distributions may be larger than the Annual Benefit Payment and may therefore adversely impact your guarantee under the Guaranteed Withdrawal Benefit optional benefit.

The total amount guaranteed to be withdrawn over time may be less than the Guaranteed Withdrawal Amount. However, the Guaranteed Withdrawal Amount is always the amount against which the charge is calculated. The Guaranteed Withdrawal Amount may increase with additional purchase payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of the (1) Guaranteed Withdrawal Amount before the purchase payment or (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount.

OPTIONAL RESET

An Optional Reset can result in an increase of the Annual Benefit Payment, the Benefit Base, the Guaranteed Withdrawal Amount and the charge for the benefit. The Optional Reset can result in a decrease of the Annual Benefit Payment and the Guaranteed Withdrawal Amount if the Account Balance prior to the reset was less than the Guaranteed Withdrawal Amount prior to the reset. Starting with the fifth Contract Anniversary prior to the owner's 86th birthday, you may ask us to reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount. We must receive your request in writing within a 30 day period prior to that Contract Anniversary provided that your Account Balance is larger than the Benefit Base immediately before the reset. You may elect an Optional Reset at any subsequent Contract Anniversary as long as it has been at least five years since the last Optional Reset. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest joint owner is used to determine the birthday. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit. The reset consists of the following:

Guaranteed Withdrawal Amount and Benefit Base: Equal to the Account Balance on the date of the reset plus the applicable Bonus Amount (currently, 0%);

Annual Benefit Payment: Equal to the Account Balance on the date of the reset multiplied by the 7% withdrawal rate; and

Charge: the charge will be reset to the then current charge, up to the maximum Optional Reset fee (0.95%).

While the purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase your total amount of Annual Benefit Payments, because the period of time over which these withdrawals can be taken is lengthened, the amount of each Annual Benefit Payment may be less than that prior to the reset.

The option will terminate:

1. When you take a total withdrawal of your Account Balance (A pro-rata portion of the annual charge for this rider will apply);

2. The date you apply your Account Balance to a pay-out option (A pro-rata portion of the annual charge for this rider will apply);

3. When your Account Balance is not sufficient to pay the charge for this benefit (Whatever is available to pay the annual charge for this rider will apply);

4. The owner dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the Deferred Annuity and the spouse is less than 85 years old, or the annuitant dies (if the owner is a non-natural person);

5. There is a change in owners, joint owners or annuitants (if the owner is a non-natural person) (A pro-rata portion of the annual charge for this rider will apply); or

6. The Deferred Annuity is terminated (A pro-rata portion of the annual charge for this rider will apply).

If you take a full withdrawal of your Account Balance and that withdrawal does not exceed the Annual Benefit Payment or your Account Balance is reduced to zero because you did not have a sufficient balance to pay the Guaranteed Withdrawal Benefit fee and your Benefit Base after the withdrawal is more than zero, we will commence making payments to the owner (or the annuitant if the owner is a non-natural person) or to your beneficiary, if you or the annuitant should die, on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code.

If the owner or joint owner (or the annuitant if the owner is a non-natural person) should die while this benefit is in effect, your beneficiary may elect to receive the Guaranteed Withdrawal Benefit as a death benefit instead of the Basic Death Benefit, the Annual Step-Up Death Benefit or Annual Step-Up or 5% Increase Death Benefit, if those benefits had been purchased by the owner(s). Otherwise, the provisions of those death benefits will determine the amount of the death benefit.

If the beneficiary elects the death benefit under the Guaranteed Withdrawal Benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently then annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing.


We reserve the right to accelerate any payment that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other Contracts subject to Section 401(a) (9) of the Internal Revenue Code and Non-Qualified Contracts subject to
Section 72(s)). If you terminate this benefit because (1) you make a total withdrawal of your Account Balance; (2) your Account Balance is insufficient to pay the charge for the benefit; or (3) the owner dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the Deferred Annuity and the spouse is less than 85 years old, you may not make additional purchase payments under the Contract.


Additionally, the Guaranteed Withdrawal Benefit may not be appropriate for purchase by a beneficiary under a decedent's IRA (or where otherwise offered, under any other contract which is being "continued" by a beneficiary after the death of the owner (or after the death of the annuitant in certain cases). Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the owner's death. The value of such benefit may be adversely impacted or eliminated, depending on the beneficiary's own situation, because of required distributions prior to the time that the benefit could be exercised. Consult your own tax advisor prior to purchase.


The Guaranteed Withdrawal Benefit is available for an additional charge of 0.50% of the Guaranteed Withdrawal Amount each Contract Anniversary, prior to taking into account any Optional Reset. As described above, this charge may change as a result of an Optional Reset. The charge is made by withdrawing amounts on a pro-rata basis from your Fixed Account balance, Enhanced Dollar Cost Averaging Program balance and Separate Account balance. (The Fixed Account is not available in the C Class Deferred Annuity purchased after April 30, 2003. The Enhanced Dollar Cost Averaging Program is not available in the C and Bonus Class Deferred Annuity.)

Examples

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment divisions chosen. The examples do not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties.

A. How Withdrawals Affect the Benefit Base

   1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. ($100,000 X 5%). Assume that the Account Balance grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 -
      $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Balance of $100,000 exceeds the
      Benefit Base of $95,000, no further reduction to the Benefit Base is made.

   2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the Account Balance shrank to $90,000 because of market performance. If a subsequent withdrawal of

      $10,000 were made, the Benefit Base would be reduced to $95,000 and the Account Balance would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Balance of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.

B. How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent purchase payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% X $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second purchase payment) and b) $5,635 (7% multiplied by the Benefit Base after the second purchase payment). In this case, the Annual Benefit Payment would remain at $7,350.

C. How Withdrawals Affect the Annual Benefit Payment

   1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Balance by an additional $1,000, the Account Balance would be reduced to $100,000 - $9,000 - $1,000 = $90,000.
      Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Account Balance after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.

   2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Account Balance had increased to $150,000, the Account Balance would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Account Balance after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.

D. How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount

An initial purchase payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent purchase payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% X $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second purchase payment) and b) $80,500 (the Benefit Base after the second purchase payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.

E. Putting It All Together

   1. When Withdrawals Do Not Exceed the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Account Balance was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your Account Balance would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.

                                    [CHART]

                            Annual Benefit    Cumulative         Account
             Benefit
                               Payment        Withdrawals        Balance
             Base
                               -------        -----------        -------
             -------
               0                    0                0           100,000
             105,000
               1                7,350            7,350            85,000
             97,650
               2                7,350            7,350            68,000
             90,300
               3                7,350            7,350            50,000
             82,950
               4                7,350            7,350            42,650
             75,600
               5                7,350            7,350            35,300
             68,250
               6                7,350            7,350            27,950
             60,900
               7                7,350            7,350            20,600
             53,550
               8                7,350            7,350            13,250
             46,200
               9                7,350            7,350             5,900
             38,850
              10                7,350            7,350                 0
             31,500
              11                7,350            7,350                 0
             24,150
              12                7,350            7,350                 0
             16,800
             13                7,350            7,350                 0
             9,450
             14                7,350            7,350                 0
             2,100
             15                2,100            2,100                 0
                 0
             16
             17
             18

   2. When Withdrawals Do Exceed the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the Account Balance was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Balance would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Account Balance, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Balance after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% X $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.

                                    [CHART]

              Annual Benefit    Cumulative         Account      Benefit
                 Payment        Withdrawals        Balance       Base
                 -------        -----------        -------      -------
 0                   $0               $0          $100,000     $105,000
 1                7,350            7,350            85,000       97,650
 2                7,350            7,350            68,000       90,300
 3                7,350            7,350            50,000       82,950
 4                7,350           10,000            40,000       40,000
 5                2,800            2,800            37,200       37,200
 6                2,800            2,800            34,400       34,400
 7                2,800            2,800            31,600       31,600
 8                2,800            2,800            28,800       28,800
 9                2,800            2,800            26,000       26,000
10                2,800            2,800            23,200       23,200
11                2,800            2,800            20,400       20,400
12                2,800            2,800            17,600       17,600
13                2,800            2,800            14,800       14,800
14                2,800            2,800            12,000       12,000
15                2,800            2,800             9,200        9,200
16                2,800            2,800             6,400        6,400
17                2,800            2,800             3,600        3,600
18                2,800            2,800               800          800

F. How the Optional Reset Works

Assume that a contract had an initial purchase payment of $100,000 and the fee is .50%. The initial Account Balance would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.

The Account Balance on the fifth contract anniversary grew due to market performance to $195,850. The fee is still .50%. If an Optional Reset is elected, the charge would remain at .50%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $195,850, and the Annual Benefit Payment would become 7% X $195,850 = $13,710.

The Account Balance on the tenth contract anniversary grew due to market performance to $250,488. The fee has been increased to .60%. If an Optional Reset is elected, the charge would increase to .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $250,488, and the Annual Benefit Payment would become 7% X $250,488 = $17,534.

The Account Balance on the fifteenth contract anniversary grew due to market performance to $395,016. The fee is still .60%. If an Optional Reset is elected, the charge would remain at .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $395,016, and the Annual Benefit Payment would become 7% X $395,016 = $27,651.

The period of time over which the Annual Benefit Payment may be taken would be lengthened.

                                    [CHART]

                         Annual Benefit     Cumulative       Account
                           Payment         Withdrawals       Balance
                         --------------    -----------       -------
            1              $ 7,350.00      $  7,350.00      $105,000.00
            2                7,350.00        14,700.00       125,000.00
            3                7,350.00        22,050.00       130,000.00
            4                7,350.00        29,400.00       145,000.00
            5                7,350.00        36,750.00       185,000.00
            6               13,709.50        50,459.50       195,850.00
            7               13,709.50        64,169.00       175,000.00
            8               13,709.50        77,878.50       185,200.00
            9               13,709.50        91,588.00       189,300.00
           10               13,709.50       105,297.50       205,200.00
           11               17,534.16       122,831.70       250,488.00
           12               17,534.16       140,365.80       260,322.00
           13               17,534.16       157,900.00       245,000.00
           14               17,534.16       175,434.10       285,000.00
           15               17,534.16       192,968.30       315,000.00
           16               27,651.12       220,619.40       395,016.00
           17               27,651.12       248,270.50       410,100.00
           18               27,651.12       275,921.70       425,200.00
           19               27,651.12       303,572.80       420,200.00
           20               27,651.12       331,223.90       452,000.00

PAY-OUT OPTIONS (OR INCOME OPTIONS)
[SIDEBAR: The pay-out phase is often referred to as either "annuitizing" your contract or taking an income annuity.]
                                   [GRAPHIC]
[SIDEBAR: You may choose the frequency of your income payments. For example, you may receive your payments on a monthly, quarterly, semiannual or annual basis.]


   You may convert your Deferred Annuity into a regular stream of income after your "pay-in" or "accumulation" phase. When you select your pay-out option, you will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If you decide you want a pay-out option, we withdraw some or all of your Account Balance (less any premium taxes and applicable contract fees), then we apply the net amount to the option. You are required to hold your Deferred Annuity for at least 30 days from the date we issue the contract before you annuitize. However, the annuitant may not be older than 95 years old when you select a pay-out option (age 90 or ten years after you have purchased your Deferred Annuity in New York State). Although guaranteed annuity rates for the Bonus Class are the same as those for the other classes of the Deferred Annuity, current rates for the Bonus Class may be lower than the other classes of the Deferred Annuity. You must convert at least $5,000 of your Account Balance to receive income payments.


[SIDEBAR: Should our current rates for a fixed pay-out option for a fixed pay-out option for your class of the Deferred Annuity provide for greater payments than those quoted in your contract, we will use the current rates.]

When considering a pay-out option, you should think about whether you want:

[_] Payments guaranteed by us for the rest of your life (or for the rest of two lives) or the rest of your life (or for the rest of two lives) with a guaranteed period; and

[_] A fixed dollar payment or a variable payment.

Your income option provides you with a regular stream of payments for either your lifetime or your lifetime with a guaranteed period.

Your income payment amount will depend upon your choices. For lifetime options, the age and sex of the measuring lives (annuitants) will also be considered. For example, if you select a pay-out option guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if you select a pay-out option with payments over only your lifetime.

We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option.

By the time the annuitant reaches age 95 (age 90 or ten years after issue of your Deferred Annuity in New York State), and if you do not either elect to continue the contract, select a pay-out option or withdraw your entire Account Balance, and your Deferred Annuity was not issued under certain retirement plans, we will automatically issue you a life annuity with a 10 year guarantee. In that case, if you do not tell us otherwise, your Fixed Account balance and Enhanced Dollar Cost Averaging Program balance will be used to provide a Fixed Income Option and your Separate Account balance will be used to provide a variable pay-out option.

INCOME PAYMENT TYPES


C Currently, we provide you with a wide variety of income payment types to suit a range of personal preferences. You decide the income pay-out type when you decide to take a pay-out option. Your decision is irrevocable.


[SIDEBAR: Many times, the Owner and the Annuitant are the same person.]

There are three people who are involved in payments under your pay-out option:

[_]Owner: the person or entity which has all rights including the right to direct who receives payment.

[_]Annuitant: the natural person whose life is the measure for determining the duration and the dollar amount of payments.

[_]Beneficiary: the person who receives continuing payments or a lump sum payment, if any, if the owner dies.

[SIDEBAR: When deciding how to receive income, consider:
.. The amount of income you need;
.. The amount you expect to receive from other sources;
.. The growth potential of other investments; and .. How long you would like your income to be guaranteed.]
                                   [GRAPHIC]

The following income payment types are currently available. We may make available other income payment types if you so request and we agree. We may limit income payment types offered to meet federal tax law requirements.

LIFETIME INCOME ANNUITY: A variable income that is paid as long as the annuitant is living.

LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the annuitant is living but is guaranteed to be paid for a number of years. If the annuitant dies before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guarantee period. No payments are made once the guarantee period has expired and the annuitant is no longer living.

LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two annuitants is living. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is first converted to an income stream. No payments are made once both annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both annuitants die before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. If one annuitant dies after the guarantee period has expired, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is first converted to an income stream. No payments are made once the guarantee period has expired and both annuitants are no longer living.

ALLOCATION

   You decide how your money is allocated among the Fixed Income Option and the investment divisions.

[GRAPHIC]

MINIMUM SIZE OF YOUR INCOME PAYMENT

   Your initial income payment must be at least $100. This means that the amount used from a Deferred Annuity to provide a pay-out option must be large enough to produce this minimum initial income payment. We may reduce the frequency of your income payments to produce a payment of at least $100, in which case your payment will be made at least annually.

THE VALUE OF YOUR INCOME PAYMENTS

ANNUITY UNITS

Annuity units are credited to you when you first convert your Deferred Annuity into an income stream or make a reallocation of your income payment into an investment division during the pay-out phase. Before we determine the number of annuity units to credit to you, we reduce your Account Balance by any premium taxes and the Annual Contract Fee, if applicable. (The premium taxes and the Annual Contract Fee are not applied against reallocations.) We then compute an initial income payment amount using the Assumed Investment Return ("AIR"), your income payment type and the age and sex of the measuring lives. We then divide the initial income payment (allocated to an investment division) by the Annuity Unit Value on the date of the transaction. The result is the number of annuity units credited for that investment division. The initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of annuity units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after the date you convert your Deferred Annuity into an income stream. When you reallocate an income payment from an investment division, annuity units supporting that portion of your income payment in that investment division are liquidated.

AIR
[SIDEBAR: The AIR is stated in your contract and may range from 3% to 6%.]

Your income payments are determined by using the AIR to benchmark the investment experience of the investment divisions you select. The AIR is stated in your contract and may range from 3% to 6%. The higher your AIR, the higher your initial variable income payment will be. Your next payment will increase approximately in proportion to the amount by which the investment experience (for the time period between the payments) for the underlying portfolio minus the Basic Death Benefit Separate Account charge (the resulting number is the net investment return) exceeds the AIR (for the time period between the payments). Likewise, your next payment will decrease to the approximate extent the investment experience (for the time period between the payments) for the underlying portfolio minus the Basic Death Benefit Separate Account (the net investment return) charge is less than the AIR (for the time period between the payments). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if you had elected a higher AIR as changes occur in the investment experience of the investment divisions.

The amount of each variable income payment is determined 10 days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after you convert your Deferred Annuity to an income stream, then the amount of that payment will be determined on the date you convert your Deferred Annuity to a pay-out option.

VALUATION

This is how we calculate the Annuity Unit Value for each investment division:

[_]First, we determine the change in investment experience (which reflects the deduction for any investment-related charge) for the underlying portfolio from the previous trading day to the current trading day;

[_]Next, we subtract the daily equivalent of the Basic Death Benefit Separate
   Account charge for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return.

[_]Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and

[_]Finally, we multiply the previous Annuity Unit Value by this result.

REALLOCATION PRIVILEGE


   During the pay-out phase of the Deferred Annuity, you may make reallocations among investment divisions or from the investment divisions to the Fixed Income Option. Each reallocation must be at least $500 or, if less, your entire income payment allocated to the investment division. Once you reallocate your income payment into the Fixed Income Option, you may not later reallocate it into an investment division. There is no withdrawal charge to make a reallocation.
                                   [GRAPHIC]

[SIDEBAR: Once you reallocate your income payment into the Fixed Income Option you may not later reallocate it into an investment division.]

For us to process a reallocation, you must tell us:

[_]The percentage of the income payment to be reallocated;

[_]The investment divisions (or Fixed Income Option) to which you want to reallocate your income payment; and

[_]The investment divisions from which you want to reallocate your income payment.

We may require that you use our original forms to make reallocations.

Frequent requests from contract owners to make transfers/ reallocations may dilute the value of a portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers/reallocations may also increase brokerage and administrative costs of the underlying portfolios and may disrupt portfolio management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the contracts (e.g., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield portfolios (i.e., Salomon Brothers Strategic Bond Opportunities, Lord Abbett Bond Debenture, FI International Stock, Harris Oakmark International, MFS Research International, Morgan Stanley EAFE(R) Index, Oppenheimer Global Equity, American Funds Global Small Capitalization, BlackRock Strategic Value, Loomis Sayles Small Cap, Franklin Templeton Small Cap Growth, Met/AIM Small Cap Growth, T. Rowe Price Small Cap Growth and Russell 2000(R) Portfolios) and we monitor transfer/reallocation activity in those portfolios (the "Monitored Portfolios"). We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Portfolios within given periods of time. We do not believe that other portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer/reallocation activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer/reallocation activity in certain portfolios, we rely on the underlying portfolios to bring any potential disruptive transfer/reallocation activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer/reallocation activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our policies and procedures may result in transfer/reallocation restrictions being applied to deter market timing. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, or other transfer/reallocation activity that we believe may be harmful to other owners or other persons who have an interest in the contracts, we require all future transfer/reallocation requests to or from any Monitored Portfolios or other identified portfolios. under that contract to be submitted with an original signature. If we impose this restriction on your transfer/reallocation activity, we will reverse upon discovery any transaction inadvertently processed in contravention of such restrictions. The Account Balance or the amount of underlying portfolio shares we have designated in the investment division to generate your income payments will not be affected by any gain or loss due to the transfer/reallocation and your Account Balance or the amount of underlying portfolio shares we have designated in the investment division to generate your income payments will be the same as if the transfer/reallocation had not occurred. You will receive written confirmation of the transactions effecting such reversal.



The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective. Our ability to detect such transfer/ reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer/reallocation activity may be limited by provisions of the contract. We do not accommodate market timing in any portfolios and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect owners and other persons with interests in the contracts.



The portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract owners and other persons with interests in the contracts should be aware that we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the portfolios.



In addition, contract owners and other persons with interests in the contracts should be aware that some portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the portfolios in their ability to apply their frequent trading policies and procedures, and we cannot guarantee that the portfolios (and thus contract owners) will not be harmed by transfer/reallocation activity relating to the other insurance companies and/or retirement plans that may invest in the portfolios.



In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner). You should read the portfolio prospectuses for more details.


Reallocations will be made at the end of the business day at the close of the Exchange if received in good order prior to the close of the Exchange on that business day. All other reallocation requests will be processed on the next business day.

[SIDEBAR: The Separate Account charges you pay will not reduce the number of annuity units credited to you. Instead, we deduct the charges when calculating the Annuity Unit Value.]
CHARGES


   You pay the Basic Death Benefit Separate Account charge for your contract class during the pay-out phase of the Deferred Annuity. In addition, you pay the applicable investment-related charge during the pay-out phase of your Deferred Annuity. During the pay-out phase, we reserve the right to deduct the $30 Annual Contract Fee. If we do so, it will be deducted pro-rata from each income payment.

GENERAL INFORMATION


ADMINISTRATION

All transactions will be processed in the manner described below.

PURCHASE PAYMENTS

                                   [GRAPHIC]
[SIDEBAR: Generally, your requests including all subsequent purchase payments are effective the day we receive them at your Administrative Office in good order.]

Send your purchase payments, by check or money order made payable to "MetLife," to your Administrative Office or MetLife sales office, if that office has been designated for this purpose. (We reserve the right to receive purchase payments by other means acceptable to us.) We will provide you with all necessary forms. We must have all documents in good order to credit your purchase payments.

Purchase payments (including any portion of your Account Balance under a Deferred Annuity which you apply to a pay-out option) are effective and valued as of the close of the Exchange on the day we receive them in good order at your Administrative Office, except when they are received:

[_]On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or

[_]After the close of the Exchange.

In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated.

We reserve the right to credit your initial purchase payment to you within two days after its receipt at your Administrative Office or MetLife sales office, if applicable. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in good order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep your money until the problem is resolved. If you do not agree or we cannot reach you by the fifth business day, your money will be returned.

CONFIRMING TRANSACTIONS

You will receive a written statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as check-o-matic, Systematic Withdrawal Program payments, and automated investment strategy transfers, may be confirmed quarterly. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

PROCESSING TRANSACTIONS

We permit you to request transactions by mail and telephone. We make Internet access available to you. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile.

If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's account and, consequently, refuse to implement requests for transfers, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.

BY TELEPHONE OR INTERNET

You may obtain information and initiate a variety of transactions by telephone or the Internet virtually 24 hours a day, 7 days a week, unless prohibited by state law. Some of the information and transactions accessible to you include:

[_]Account Balance

[_]Unit Values

[_]Current rates for the Fixed Account

[_]Transfers

[_]Changes to investment strategies

[_]Changes in the allocation of future purchase payments.

                                   [GRAPHIC]

Your transaction must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.

We have put into place reasonable security procedures to insure that instructions communicated by telephone or Internet are genuine. For example, all telephone calls are recorded. Also, you will be asked to provide some personal data prior to giving your instructions over the telephone or through the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that you are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that you have trouble reaching us, requests should be made in writing to your Administrative Office.

Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of the systems. We are not responsible or liable for:

[_]any inaccuracy, error, or delay in or omission of any information you transmit or deliver to us; or

[_]any loss or damage you may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.

AFTER YOUR DEATH

If we are presented in good order with notification of your death before any requested transaction is completed (including transactions under automated investment strategies), we will cancel the request and pay your beneficiary the the death benefit instead. If the beneficiary is your spouse, the spouse may be substituted as the owner of the Deferred Annuity and continue the contract. We permit the beneficiary of a Traditional IRA Deferred Annuity to hold the Deferred Annuity in your name for his/her benefit. If you are receiving income payments, we will cancel the request and continue making payments to your beneficiary if your income type so provides. Or, depending on the income type, we may continue making payments to a joint annuitant.

THIRD PARTY REQUESTS

Generally, we only accept requests for transactions or information from you. In addition, we reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other Contract owners and who simultaneously makes the same request or series of requests on behalf of other Contract owners.

VALUATION -- SUSPENSION OF PAYMENTS

We separately determine the Accumulation Unit Value and Annuity Unit Value, as applicable, for each investment division once each day when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give you 30 days notice.

When you request a transaction, we will process the transaction using the next available Accumulation Unit Value or Annuity Unit Value. Subject to our procedure, we will make withdrawals and transfers/reallocations at a later date, if you request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of annuity units you receive on the next available Annuity Unit Value.

We reserve the right to suspend or postpone payment for a withdrawal or transfer/reallocation when:

[_]rules of the Securities and Exchange Commission so permit (trading on the Exchange is restricted, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or

[_]during any other period when the Securities and Exchange Commission by order so permits.

ADVERTISING PERFORMANCE


     We periodically advertise the performance of the investment divisions. You may get performance information from a variety of sources including your quarterly statements, your MetLife representative, the Internet, annual reports and semiannual reports.
                                   [GRAPHIC]
[SIDEBAR: All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results.]

We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return" or some combination of these terms.

YIELD is the net income generated by an investment in a particular investment division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually; for the money market investment division, we state yield for a seven day period.


CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE ("Non-Standard Performance") is calculated by determining the percentage change in the value of an accumulation (or annuity) unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the Separate Account charges (with the Basic Death Benefit), the additional Separate Account charge for the American Funds Growth, American Funds Growth-Income and American Funds Global Small Capitalization investment divisions and the Annual Contract Fee; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of withdrawal charges and the charge for the Earnings Preservation Benefit, Guaranteed Minimum Income Benefit or the Guaranteed Withdrawal Benefit. Withdrawal charges would reduce performance experience.



AVERAGE ANNUAL TOTAL RETURN ("Standard Performance") calculations reflect the Separate Account charge, (with the Basic Death Benefit), the additional
Separate Account charge for the American Funds Growth, American Funds Growth-Income and American Funds Global Small Capitalization investment divisions and the Annual Contract Fee and applicable withdrawal charges since the investment division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity. These figures also assume a steady annual rate of return. They do not assume the charges for the Earnings Preservation
Benefit, Guaranteed Minimum Income Benefit or the Guaranteed Withdrawal Benefit.


Performance figures will vary among the various classes of the Deferred Annuities and the investment divisions as a result of different Separate Account charges and withdrawal charges.

We may calculate performance for certain investment strategies including Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. We assume the Separate Account charge reflects the Basic Death Benefit. The information does not assume the charges for the Earnings Preservation Benefit, Guaranteed Minimum Income Benefit or the Guaranteed Withdrawal Benefit. This percentage return assumes that there have been no withdrawals or other unrelated transactions.


For purposes of presentation of Non-Standard Performance, we may assume the Deferred Annuities were in existence prior to the inception date of the investment divisions in the Separate Account that funds the Deferred Annuity. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Met Investors Fund and American Funds Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuity had been introduced as of the Portfolio inception date.

We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities had been introduced as of the Portfolio inception date.

Past performance is no guarantee of future results.

We may demonstrate hypothetical future values of Account Balances over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios. These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

We may demonstrate hypothetical future values of Account Balances for a specific Portfolio based upon the assumed rates of return previously described, the deduction of the Separate Account charge and the Annual Contract Fee, if any, and the investment-related charges for the specific Portfolio to depict investment-related charges.

We may demonstrate the hypothetical historical value of each optional benefit for a specified period based on historical net asset values of the Portfolios and the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the investment-related charge and the charge for the optional benefit being illustrated.

We may demonstrate hypothetical future values of each optional benefit over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the weighted average of investment-related charges for all Portfolios to depict investment-related charges and the charge for the optional benefit being illustrated.

We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the investment-related charge and the Annual Contract Fee, if any.

We may demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

Any illustration should not be relied on as a guarantee of future results.

CHANGES TO YOUR DEFERRED ANNUITY

     We have the right to make certain changes to your Deferred Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity owners or would be appropriate in carrying out the purposes of the Deferred Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:

[_] To operate the Separate Account in any form permitted by law.

[_] To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations permitted.

[_] To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.

[_] To substitute for the Portfolio shares in any investment division, the shares of another class of the Metropolitan Fund, the Met Investors Fund or the shares of another investment company or any other investment permitted by law.

[_] To make any necessary technical changes in the Deferred Annuities in order to conform with any of the above-described actions.

If any changes result in a material change in the underlying investments of an investment division in which you have a balance or an allocation, we will notify you of the change. You may then make a new choice of investment divisions. For Deferred Annuities issued in Pennsylvania, we will ask your approval before making any technical changes.

VOTING RIGHTS

   Based on our current view of applicable law, you have voting interests under your Deferred Annuity concerning Metropolitan Fund, Met Investors Fund or
American Funds proposals that are subject to a shareholder vote. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity.

We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding investment divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.

You are entitled to give instructions regarding the votes attributable to your Deferred Annuity in your sole discretion.

There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. Shares of the Metropolitan Fund, the Met Investors Fund or the American Funds that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:

[_]The shares for which voting instructions are received, and

[_]The shares that are voted in proportion to such voting instructions.


However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.

WHO SELLS THE DEFERRED ANNUITIES


   All Deferred Annuities are sold through our licensed sales representatives. We are registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934. We are also a member of the National Association of Securities Dealers, Inc. Deferred Annuities are also sold through other registered broker-dealers. They also may be sold through the mail or over the Internet.

[GRAPHIC]


The licensed sales representatives and broker-dealers who sell the annuities may be compensated for these sales by commissions that we pay. There is no front-end sales load deducted from purchase payments to pay sales commissions. The commissions we pay range from 0% to 7.15% of purchase payments. The commission we pay upon annuitization of the Deferred Annuity is 0% to 5.36% of the amount applied to provide the payments.


We also make payments to our licensed sales representatives based upon the total Account Balances of the Deferred Annuities assigned to the sales representative. Under this compensation program, we may pay an amount up to 1% of the total Account Balances of the Deferred Annuities and other annuity contracts, certain mutual fund account balances, and cash values of certain life insurance policies. These asset based commissions compensate the sales representative for servicing the Deferred Annuities.




Our sales representatives and their managers, and the sales representatives and managers of our affiliates, may be eligible for cash compensation such as bonuses, equity awards, such as stock options, training allowances, supplemental salary, payments based on a percentage of the Contract's Account Balance, financial arrangements, marketing support, medical and other insurance benefits, retirement benefits and other benefits. The amount of this cash compensation is based primarily on the amount of proprietary products sold. Proprietary products are products issued by us or our affiliates. Sales representatives must meet a minimum level of sales of proprietary products in order to be eligible for the cash compensation and in order to maintain employment with us. Managers may be eligible for additional cash compensation based on the sale production of the sales representatives that the manager supervises.



Sales representatives and their managers are also eligible for various non-cash compensation programs that we offer such as conferences, trips, prizes, and awards. Other payments may be made for other services that do not directly involve the sale of products. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.



Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional compensation. We also pay the business unit responsible for the operation of our distribution system.



The receipt of this cash and non-cash compensation may provide sales representatives and their managers with an incentive to favor the sale of proprietary products.

CERTAIN PAYMENTS WE RECEIVE OR MAKE WITH REGARD TO THE PORTFOLIOS



An investment adviser (other than our affiliates MetLife Advisers and MetLife Investors) or sub-adviser of a Portfolio or its affiliates may compensate us and/or certain affiliates for administrative or other services relating to the Portfolios. The amount of this compensation is not deducted from the Portfolios' assets and does not decrease the Portfolios' investment return. The amount of this compensation is based on a percentage of assets of the Portfolios attributable to the Deferred Annuity and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.05% of assets. Additionally, an investment adviser or sub-adviser of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or sub-adviser (or other affiliate) with increased access to persons involved in the distribution of the Contracts.





We and certain of our affiliated insurance companies are joint owners of our affiliated investment advisers, MetLife Advisers and MetLife Investors, which are formed as limited liability companies. Our ownership interests entitle us to profit distributions if the adviser makes a profit with respect to the investment management fees it receives from a Portfolio. We may benefit accordingly from assets allocated to the Portfolios to the extent they result in profits to the advisers. See the Table of Expenses for information on the investment management fees paid to the advisers and the Statement of Additional Information for the Funds for information on the investment management fees paid to the advisers and sub-advisers.





Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in each Portfolio's prospectus. The payments are deducted from the assets of the Portfolios and paid to MetLife. These payments decrease the Portfolio's investment return.



The American Funds Global Small Capitalization Portfolio, the American Funds Growth Portfolio and the American Funds Growth-Income Portfolio make payments to MetLife under their distribution plans in consideration of services provided and expenses incurred by MetLife in distributing their shares. These payments currently equal 0.25% of the Separate Account assets invested in the particular Portfolio. The Distribution Plan is described in more detail in the American Funds Insurance Series prospectus.


We pay American Funds Distributors, Inc., the principal underwriter for the American Funds, a percentage of all purchase payments allocated to the American Funds Growth Portfolio, the American Funds Growth-Income Portfolio, and the American Funds Global Small Capitalization Portfolio for the services it provides in marketing the Portfolios' shares in connection with the Deferred Annuity.

FINANCIAL STATEMENTS



   The financial statements and related notes for the Separate Account and MetLife, which are in the SAI and are available from MetLife upon request, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing in the SAI and have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


YOUR SPOUSE'S RIGHTS

If you received your contract through a qualified retirement plan and your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal and loan provisions, and methods of payment of the death benefit under your Deferred Annuity may be subject to your spouse's rights.

If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse's consent.

For details or advice on how the law applies to your circumstances, consult your tax advisor or attorney.

WHEN WE CAN CANCEL YOUR DEFERRED ANNUITY


We may cancel your Deferred Annuity only if we do not receive any purchase payments from you for 24 consecutive months (36 consecutive months in New York State) and your Account Balance is less than $2,000. We will only do so to the extent allowed by law. If we do so, we will return the full Account Balance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA SEP and SIMPLE IRA Deferred Annuity.

INCOME TAXES

   The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") is complex and subject to change regularly. Consult your own tax advisor about your circumstances, any recent tax developments, and the impact of state income taxation. For purposes of this section, we address Deferred Annuities and income payments under the Deferred Annuities together.

Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

You are responsible for determining whether your purchase of a Deferred Annuity, withdrawals, income payments and any other transactions under your Deferred Annuity satisfy applicable tax law.

                                   [GRAPHIC]
[SIDEBAR: Simply stated, earnings on Deferred Annuities are generally not subject to Federal income tax until they are withdrawn. This is known as tax deferral.]

Please note that the changes made by the Economic Growth and Tax Relief Reconciliation Act of 2001 (e.g., increased contribution limits for IRAs and qualified plans) expire after 2010.

Where otherwise permitted under the Deferred Annuity, the transfer of ownership of a Deferred Annuity, the designation or change in designation of an annuitant, payee or other beneficiary who is not also an owner, the selection of certain maturity dates, the exchange of a Deferred Annuity, or the receipt of a Deferred Annuity in an exchange, may result in income tax and other tax consequences, including estate tax, gift tax and generation skipping transfer tax, that are not discussed in this Prospectus. Please consult your tax adviser.


MetLife does not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


To the extent permitted under Federal tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

GENERAL


   Deferred annuities are a means of setting aside money for future needs-usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.

All IRAs receive tax deferral under the Code. Although there are no additional tax benefits by funding your IRA with an annuity, it does offer you additional insurance benefits such as availability of a guaranteed income for life.

Under current federal income tax law, the taxable portion of distributions and withdrawals from variable annuity contracts are subject to ordinary income tax and are not eligible for the lower maximum tax rate of 15% that applies to long term capital gains and qualifying dividends.



Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



Generation-skipping transfer tax. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.



Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to an annuity contract purchase.


We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA (the Employee Retirement Income Security Act of 1974).

WITHDRAWALS

Because these products are intended for retirement, if you make a taxable withdrawal before age 59 1/2 you may incur a tax penalty.

                                   [GRAPHIC]
When money is withdrawn from your contract (whether by you or your beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of:

[_] annuity you purchase (e.g., Non-Qualified or IRA); and

[_] payment method or income payment type you elect.

We will withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

If you meet certain requirements, your Roth IRA earnings are free from Federal income taxes.

WITHDRAWALS BEFORE AGE 59 1/2

If you receive a taxable distribution from your contract before you reach age 59 1/2, this amount may be subject to a 10% penalty tax, in addition to ordinary income taxes.

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:


                                          Type of Contract
                                        --------------------
                                           Non    Trad. Roth SIMPLE
                                        Qualified  IRA  IRA   IRA*  SEP
                                        --------- ----- ---- ------ ---

In a series of substantially equal
payments made annually (or more
frequently) for life or life expectancy
(SEPP)                                      x       x    x     x     x

After you die                               x       x    x     x     x

After you become totally disabled (as
defined in the Code)                        x       x    x     x     x

To pay deductible medical expenses                  x    x     x     x

To pay medical insurance premiums
if you are unemployed                               x    x     x     x

For qualified higher education
expenses, or                                        x    x     x     x

For qualified first time home
purchases up to $10,000                             x    x     x     x

After December 31, 1999 for IRS
levies                                              x    x     x     x

Certain immediate income annuities
providing a series of substantially
equal periodic payments made
annually (or more frequently) over
the specified payment period                x


* For SIMPLE IRAs the tax penalty for early withdrawals is generally increased to 25% for withdrawals within the first two years of your participation in the SIMPLE IRA.

SEPARATE ACCOUNT CHARGES

It is possible that the Internal Revenue Service ("IRS") may take a position that charges for certain death benefits and/or other optional benefits are deemed to be taxable distributions to you, which may be subject to ordinary income taxes and the 10% penalty tax if you are under age 59 1/2. You should consult your tax adviser regarding your death benefit and other optional benefits prior to selecting any optional benefit under the Deferred Annuity.

SYSTEMATIC WITHDRAWAL PROGRAM FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP) AND INCOME OPTIONS

If you are considering using the Systematic Withdrawal Program or selecting an income option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with your tax adviser. It is not clear whether certain withdrawals or income payments under a variable annuity will satisfy the SEPP exception.

If you receive systematic payments that you intend to qualify for the SEPP exception, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will result in the retroactive imposition of the 10% penalty with interest.

Such modifications may include additional purchase payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Deferred Annuity.

[SIDEBAR: You may combine the money required to be withdrawn from each of your Traditional IRAs and SEPs and withdraw this amount from any one or more of them.]


MINIMUM DISTRIBUTION REQUIREMENTS FOR TRADITIONAL IRAS AND SEPS


Generally, for Traditional IRAs, you must begin receiving withdrawals by April 1 of the calendar year following the year in which you reach age 70 1/2.

Generally, for plans or arrangements other than IRAs, you must begin receiving withdrawals from your Contract by April 1 of the calendar year following the later of:

[_]The year you turn age 70 1/2 or

[_]Provided you do not own 5% or more of your employer, and to the extent permitted by your plan and contract, the year you retire.

Complex rules apply to the calculation of these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not.

It is not clear whether income payments under a variable annuity will satisfy these rules. Consult your tax adviser prior to choosing a pay-out option.

In general, new proposed regulations issued in 2002 permit income payments to increase based not only with respect to the investment experience of the underlying funds but also with respect to actuarial gains. Actuarial gain is the "difference between actuarial assumptions used in pricing and actual experience with respect to those assumptions; or differences between actuarial assumptions used in pricing when the annuity was purchased and actuarial assumptions used in pricing at the time the actuarial gain is determined." Additionally, these proposed regulations permit payments under income annuities to increase due to a full withdrawal or to a partial withdrawal under certain circumstances.

If you intend to receive your minimum distributions which are payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult your tax advisor.

[SIDEBAR: After-tax means that your purchase payments for your annuity do not reduce your taxable income or give you a tax deduction.]

NON-QUALIFIED ANNUITIES

[_]Purchase payments to Non-Qualified contracts are on an "after-tax" basis, so you only pay income taxes on your earnings. Generally, these earnings are taxed when received from the contract.

[_]Your Non-Qualified contract may be exchanged for another Non-Qualified annuity without paying income taxes if certain Code requirements are met.


[_]Once income payments have commenced, you may not be able to transfer withdrawals to another non-qualified annuity contract in a tax-free Section 1035 exchange.


[_]Consult your tax adviser prior to changing the annuitant or prior to changing the date you determine to commence income payments if permitted under the terms of your contract. It is conceivable that the IRS could consider such actions to be a taxable exchange of annuity contracts.

[_]When a non-natural person owns a Non-Qualified contract, the annuity will generally not be treated as an annuity for tax purposes and thus loses the benefit of tax deferral. Corporations and certain other entities are generally considered non-natural persons. However, an annuity owned by a non-natural person as agent for an individual will be treated as an annuity for tax purposes.

[_]Deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same year are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect.


[_]In those limited situations where the annuity is beneficially owned by a non-natural person and the annuity qualifies as such for Federal income tax purposes, the entity may have a limited ability to deduct interest. Certain Income annuities under section 72(u)(4) of the Code purchased with a single payment consisting of substantially equal periodic payments with an annuity starting date within 12 months of purchase may also be considered annuities for federal income tax purposes where owned by a non- natural person.


[_]Where otherwise permitted under the Deferred Annuity, pledges, assignments and other types of transfers of all or a portion of your Account Balance generally result in the immediate taxation of the gain in your Deferred Annuity. This rule may not apply to certain transfers between spouses.

DIVERSIFICATION

In order for your Non-Qualified Deferred Annuity to be considered an annuity contract for Federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to Contract owners of gains under their contract.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes in applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:

[_]Possible taxation of transfers/reallocations between investment divisions or transfers/reallocations from an investment division to the Fixed Account or Fixed Income Option.

[_]Possible taxation as if you were the owner of your portion of the Separate
   Account's assets.

[_]Possible limits on the number of funding options available or the frequency of transfers/reallocations among them.

We reserve the right to amend your Deferred Annuity where necessary to maintain its status as a variable annuity contract under Federal tax law and to protect you and other contractholders in the investment divisions from adverse tax consequences.

PURCHASE PAYMENTS

Although the Code does not limit the amount of your purchase payments, your contract may limit them.

PARTIAL AND FULL WITHDRAWALS

Generally, when you (or your beneficiary in the case of a death benefit) make a partial withdrawal from your Non-Qualified annuity, the Code treats such a partial withdrawal as:

[_]First coming from earnings (and thus subject to income tax); and

[_]Then from your purchase payments (which are not subject to income tax).

[_]This rule does not apply to payments made pursuant to an income pay-out option under your contract.

[_]In the case of a full withdrawal, the withdrawn amounts are treated as first coming from your non-taxable return of purchase payment and then from a taxable payment of earnings.

INCOME PAYMENTS

Income payments are subject to an "exclusion ratio" or "excludable amount" which determines how much of each payment is treated as:

[_]A non-taxable return of your purchase payments; and

[_]A taxable payment of earnings.


[_]Caution: We will treat the application of less than your entire Account
   Balance under a Non-Qualified Contract to a pay-out option (taking an income annuity) as a taxable withdrawal for Federal income tax purposes and also as subject to the 10% penalty tax (if you are under age 59 1/2) in addition to ordinary income tax. We will then treat the amount of the withdrawal as the purchase price of an income annuity and tax report the income payments received under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your contract.


The IRS has not approved the use of an exclusion ratio when only part of an account balance is used to convert to income payments.


Caution. The IRS has not specifically approved the use of a method to calculate an excludable amount with respect to a variable income annuity where transfers/ reallocations are permitted between investment divisions or from an investment division into a fixed option.



We generally will tell you how much of each income payment is a non-taxable return of your purchase payment. We will determine such excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e., by dividing the number of expected income payments from the appropriate IRS table by your after-tax purchase price adjusted for any refund or guarantee feature). However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Deferred Annuity is an amount greater (or lesser) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your purchase payment equals your purchase payment, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your income payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



If the amount of income payments received in any calendar year is less than the excludable amount applicable to the year, the excess is not allowable as a deduction. However, you may generally elect the year in which to begin to apply this excess ratably to increase the excludable amount attributable to future years. Consult your tax advisor as to the details and consequences of making such election. Also, consult your tax advisor as to the tax treatment of any unrecovered after-tax cost in the year that the contract terminates.

[SIDEBAR: If you die during the accumulation phase of a Deferred Annuity and your spouse is your beneficiary or a co-owner, he or she may elect to continue as "owner" of the contract.]
DEATH BENEFITS

The death benefit under an annuity is generally taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable).

If you die before the annuity starting date, as defined under Treasury Regulations, payment of your entire interest in the contract must be made within five years of the date of your death or payments must begin for a period and in a manner allowed by the Code (and any regulations thereunder) to your beneficiary within one year of the date of your death. If your spouse is your beneficiary, he or she may elect to continue as "owner" of the contract.

If you die on or after the annuity starting date, as defined under Treasury Regulations, payments must continue to be made at least as rapidly as before your death in accordance with the income type selected.

If you die before all purchase payments are returned, the unreturned amount may be deductible on your final income tax return or excluded from income by your beneficiary if income payments continue after your death.

In the case of joint owners, the above rules will be applied on the death of any owner.

Where the owner is not a natural person, these rules will be applied on the death of any annuitant (or on the change in annuitant, if permitted under the contract).

If death benefit payments are being made to your designated beneficiary and he/she dies prior to receiving the entire remaining interest in the contract, such remaining interest will be paid out at least as rapidly as under the distribution method being used at the time of your designated beneficiary's death.

After your death, if your designated beneficiary dies prior to electing a method for the payment of the death benefit, the only remaining interest in the contract will be paid out in a lump sum. In all cases, such payments will be made within five years of the date of your death.

INDIVIDUAL RETIREMENT ANNUITIES


[TRADITIONAL IRA ROTH IRA SIMPLE IRA AND SEPS]


The sale of a contract for use with an IRA may be subject to special disclosure requirements of the IRS. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agency. A contract issued in connection with an IRA may be amended as necessary to conform to the requirements of the Code.

                                   [GRAPHIC]
IRA contracts may not invest in life insurance. The Deferred Annuity offers death benefits and optional benefits that in some cases may exceed the greater of the purchase payments or the Account Balance which could conceivably be characterized as life insurance.

The IRS has approved the form of the Traditional SIMPLE IRA endorsement for use with the Contract and certain riders, including riders providing for death benefits in excess of premiums paid. Please be aware that the IRA Contract issued to you may differ from the form of the traditional IRA approved by the IRS because of several factors such as different riders and state insurance department requirements. Your Roth IRA tax endorsement is based on the IRS model form 5305-RB(rev 0302).



Consult your tax adviser prior to the purchase of the contract as a Traditional Roth IRA SIMPLE IRA or SEP.


The Economic Growth and Tax Relief Reconciliation Act of 2001 made certain changes to qualified plans and IRAs, including:

[_]increasing the contribution limits for qualified plans and Traditional and Roth IRAs, starting in 2002;

[_]adding "catch-up" contributions for taxpayers age 50 and above; and

[_]adding enhanced portability features.

You should consult your tax adviser regarding these changes.

Please note that the changes made by the Economic Growth and Tax Relief Reconciliation Act of 2001 (e.g., increased contribution limits for IRAs and qualified plans) expire after 2010.

Generally, except for Roth IRAs, IRAs can accept deductible (or pre-tax) purchase payments. Deductible or pre-tax purchase payments will be taxed when distributed from the contract.

[_]You must be both the owner and the annuitant under the contract.


[_]Your IRA annuity is not forfeitable and you may not transfer, assign or pledge it to someone else. You are not permitted to borrow from the contract.


[_]You can transfer your IRA proceeds to a similar IRA, certain eligible retirement plans of an employer (or a SIMPLE IRA to a Traditional IRA or eligible retirement plan after two years) without incurring Federal income taxes if certain conditions are satisfied.


[_]The Roth IRA endorsement used with the Contract is based on the IRS model
   Roth IRA Contract Form 5305 RB (Rev3-02)



[SIDEBAR: In some cases, your purchase payments may be tax deductible.]

TRADITIONAL IRA ANNUITIES

PURCHASE PAYMENTS

Generally:


[_]Except for permissible rollovers and direct transfers, purchase payments to Traditional and Roth IRAs for individuals under age 50 are limited to the lesser of 100% of compensation or the deductible amount each year. This amount is $4,000 for tax years 2005-2007 and reaches $5,000 in 2008

   (adjusted for inflation thereafter). A purchase payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions.

[_]Beginning in 2002, individuals age 50 or older can make an additional
   "catch-up" purchase payment of $500 a year (assuming the individual has sufficient compensation). This amount increases to $1,000 for tax years beginning in 2006.

[_]Purchase payments in excess of allocable amounts may be subject to a penalty tax.

[_]Purchase payments (except for permissible rollovers and direct transfers) are generally not permitted after the calendar year in which you attain age 69 1/2.

[_]These age and dollar limits do not apply to tax-free rollovers or transfers from other IRAs or other eligible retirement plans.

[_]If certain conditions are met, you can change your Traditional IRA purchase payment to a Roth IRA before you file your income tax return (including filing extensions).




[_]If contributions are being made under a SEP or a SAR-SEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan.



Annual purchase payments are generally deductible up to the above limits if neither you nor your spouse was an "active participant" in another qualified retirement plan during the taxable year. You will not be treated as married for these purposes if you lived apart for the entire taxable year and file separate returns. For 2005, if you are an "active participant" in another retirement plan and if your adjusted gross income is $50,000 or less ($70,000 for married couples filing jointly, however, never fully deductible for a married person filing separately), annual contributions are fully deductible. However, contributions are not deductible if your adjusted gross income is over $60,000 ($80,000 for married couples filing jointly, $10,000 for a married person filing separately). If your adjusted gross income falls between these amounts, your maximum deductible amount is phased out. For an individual who is not an "active participant" but whose spouse is, the adjusted gross income limits for the nonactive participant spouse is $150,000 for a full deduction (with a phase-out between $150,000 and $160,000). If you file a joint return and you and your spouse are under age 70 1/2 as of the end of the calendar year, you and your spouse may be able to make annual IRA contributions of up to twice the deductible amount to two IRAs, one in your name and one in your spouse's. Neither can exceed the deductible amount, nor can it exceed your joint compensation.


WITHDRAWALS AND INCOME PAYMENTS

Withdrawals (other than tax free transfers or rollovers to other individual retirement arrangements or eligible retirement plans) and income payments are included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based on a ratio of all non-deductible purchase payments to the total values of all your Traditional IRAs.

We will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable).

Generally, if you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest by December 31st of the year that is the fifth anniversary of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

If your spouse is your beneficiary, your spouse may delay the start of these payments until December 31 of the year in which you would have reached age
70 1/2. Alternatively, if your spouse is your beneficiary, he or she may elect to continue as "owner" of the contract.

If you die after required distributions begin, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).

If the contract is issued in your name after your death for the benefit of your designated beneficiary with a purchase payment which is directly transferred to the contract from another IRA account or IRA annuity you owned, the death benefit must continue to be distributed to your beneficiary's beneficiary in a manner at least as rapidly as the method of distribution in effect at the time of your beneficiary's death.

ROTH IRA ANNUITIES

GENERAL

Roth IRAs are different from other IRAs because you have the opportunity to enjoy tax-free earnings. However, you can only make after-tax purchase payments to a Roth IRA.

PURCHASE PAYMENTS

[SIDEBAR: For 2005 annual purchase payments to your Traditional IRAs and Roth IRAs, the aggregate may not exceed the lesser of $4,000 or 100% of your compensation as defined by the Code for individuals under age 50.]

Roth IRA purchase payments for individuals under age 50 are non-deductible and are limited to the lesser of 100% of compensation or the deductible amount ($4,000 for tax years 2005-2007), including contributions to all your Traditional and Roth IRAs). This amount increases to $5,000 in 2008 (adjusted for inflation thereafter). In 2005 individuals age 50 or older can make an additional "catch- up" purchase payment of $500 a year (assuming the individual has sufficient compensation). This amount increases to $1,000 for tax years beginning in 2006. You may contribute up to the annual purchase payment limit, if your modified adjusted gross income does not exceed $95,000 ($150,000 for married couples filing jointly). Purchase payment limits are phased out if your modified adjusted gross income is between:



         Status                Income
         ------                ------
       Individual         $95,000-$110,000
 Married filing jointly   $150,000-$160,000
Married filing separately    $0-$10,000

.. Annual purchase payments limits do not apply to a rollover from a Roth IRA to another Roth IRA or a conversion from a Traditional IRA to a Roth IRA.

..  You can contribute to a Roth IRA after age 70 1/2.

.. If you exceed the purchase payment limits you may be subject to a tax penalty.

.. If certain conditions are met, you can change your Roth IRA contribution to a Traditional IRA before you file your income return (including filing extensions).

[GRAPHIC]

WITHDRAWALS

Generally, withdrawals of earnings from Roth IRAs are free from Federal income tax if they meet the following two requirements:

[_]The withdrawal is made:

.. At least five taxable years after your first purchase payment to a Roth IRA, and

[_]The withdrawal is made:

..  On or after the date you reach age 59 1/2;

..  Upon your death or disability; or

..  For a qualified first-time home purchase (up to $10,000).

Withdrawals of earnings which do not meet these requirements are taxable and a 10% penalty tax may apply if made before age 59 1/2.

Withdrawals from a Roth IRA are made first from purchase payments and then from earnings. Generally, you do not pay income tax on withdrawals of purchase payments. However, withdrawals of taxable converted amounts from a non-Roth

IRA prior to age 59 1/2 will be subject to the 10% penalty tax (unless you meet an exception) if made within 5 taxable years of such conversion.

The order in which money is withdrawn from a Roth IRA is as follows:

(All Roth IRAs owned by a taxpayer are combined for withdrawal purposes.)

[_]The first money withdrawn is any annual (non-conversion/rollover) contributions to the Roth IRA. These are received tax and penalty free.

[_]The next money withdrawn is from conversion/rollover contributions from a non-Roth IRA, on a first-in, first-out basis. For these purposes, distributions are treated as coming first from the taxable portion of the conversion/rollover contribution. As previously discussed, depending upon when it occurs, withdrawals of taxable converted amounts may be subject to a penalty tax, or result in the acceleration of inclusion of income.

[_]The next money withdrawn is from earnings in the Roth IRA. This is received tax-free if it meets the requirements previously discussed; otherwise it is subject to Federal income tax and an additional 10% penalty tax may apply if you are under age 59 1/2.

[_]We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.

CONVERSION
[SIDEBAR: If you are married but file separately, you may not convert an existing IRA into a Roth IRA.]

You may convert/rollover an existing IRA to a Roth IRA if your modified adjusted gross income does not exceed $100,000 in the year you convert.

If you are married but file separately, you may not convert a Traditional IRA into a ROTH IRA.

Except to the extent you have non-deductible IRA contributions, the amount converted from an existing IRA into a Roth IRA is taxable. Generally, the 10% withdrawal penalty does not apply to conversions/rollovers. (See exception discussed previously.)

Unless you elect otherwise, amounts converted from a Traditional IRA to a Roth IRA will be subject to income tax withholding. The amount withheld is determined by the Code.

If you mistakenly convert or otherwise wish to change your Roth IRA contribution to a Traditional IRA contribution, the tax law allows you to reverse your conversion provided you do so before you file your tax return for the year of the contribution and if certain conditions are met.

DEATH BENEFITS

Generally, when you die we must make payment of your entire interest by the December 31st of the year that is the fifth anniversary of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

If your spouse is your beneficiary, your spouse may delay the start of required payments until December 31st of the year in which you would have reached age
70 1/2.

If your spouse is your beneficiary, he or she may elect to continue as "owner" of the contract.




SIMPLE IRAS AND SEPS ANNUITIES



The Code provides for certain contribution limitations and eligibility requirements under SIMPLE IRAs and SEP arrangements. The minimum distribution requirements are generally the same as Traditional IRAs. There are some differences in the tax treatment of certain SIMPLE IRA transfers and rollovers. Please consult your tax advisor; see the SAI for additional information.

LEGAL PROCEEDINGS



     MetLife, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or administrative or other proceedings cannot be predicted with certainty, MetLife does not believe that, as of this date, any such litigation or proceedings will have a material adverse effect upon the Separate Account or upon the ability of MetLife to act as principal underwriter or to meet its obligations under the contracts.

TABLE OF CONTENTS FOR THE STATEMENT
OF ADDITIONAL INFORMATION


                                                                       PAGE

     COVER PAGE.......................................................   1

     TABLE OF CONTENTS................................................   1

     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM....................   2

     DISTRIBUTION OF CERTIFICATES AND INTERESTS IN THE DEFERRED
       ANNUITIES......................................................   2

     EXPERIENCE FACTOR................................................   3

     VARIABLE INCOME PAYMENTS.........................................   4

     INVESTMENT MANAGEMENT FEES.......................................   7

     ADVERTISEMENT OF THE SEPARATE ACCOUNT............................  12

     VOTING RIGHTS....................................................  14

     ERISA............................................................  15

     TAXES--SIMPLE IRAS ELIGIBILITY AND CONTRIBUTIONS; SHAREHOLDER
       CONTROL........................................................  16

     ACCUMULATION UNIT VALUES TABLES..................................  18

     FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT..................... F-1

     FINANCIAL STATEMENTS OF METLIFE..................................   1

                                   [GRAPHIC]

                          Request For a Statement of
                   Additional Information/Change of Address

If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.


[_] Metropolitan Life Separate Account E



[_] Metropolitan Series Fund, Inc.



[_] Met Investors Series Trust


[_] American Funds Insurance Series

[_] I have changed my address. My current address is:

________________________
                                                Name __________________________
    (Contract Number)

                                             Address __________________________

________________________
                                                      _________________________
      (Signature)
                                                                            zip


Metropolitan Life Insurance Company
Attn: Fulfillment Unit - PPS
1600 Division Road
West Warwick, RI 02893

APPENDIX

PREMIUM TAX TABLE

If you are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your annuity.
                                   [GRAPHIC]





                                     Non-Qualified IRA and SEP
                                     Annuities     Annuities(1)
                California.......... 2.35%         0.5%(2)
                Maine............... 2.0%          --
                Nevada.............. 3.5%          --
                Puerto Rico......... 1.0%          1.0%
                South Dakota........ 1.25%         --
                West Virginia....... 1.0%          1.0%
                Wyoming............. 1.0%          --

-----------

/1/Premium tax rates applicable to IRA and SEP annuities purchased for use in connection with individual retirement trust or custodial accounts meeting the requirements of Section 408(a) of the Code are included under the column heading "IRA and SEP Annuities."



/2/With respect to annuities purchased for use in connection with individual retirement trust or custodial accounts meeting the requirements of Section 408(a) of the Code, the annuity tax rate in California is 2.35% instead of 0.5%.


PEANUTS (C) United Feature Syndicate, Inc.


(C) 2005 Metropolitan Life Insurance Company

                    APPENDIX FOR GRAPHIC AND IMAGE MATERIAL

    Pursuant to Rule 304 of Regulation S-T, the following table presents fair and accurate narrative descriptions of graphic and image material omitted from the EDGAR filing due to ASCII-incompatibility and cross-references this material to the location of each occurrence in the text.

                                 INTRODUCTION

    The prospectus included in the Form N-4 for Metropolitan Life Separate Account E include illustrations using various characters from the PEANUTS(R) gang which are copyrighted by United Feature Syndicate, Inc. There is a list and description of characters followed by a list of illustrations and their page location in the prospectus.

                                  CHARACTERS

    Snoopy--A Beagle dog
    Charlie Brown--A little boy with zigzag pattern on shirt
    Woodstock--A small bird
    Lucy--A little brunette girl
    Linus--A younger little boy with stripped shirt (Lucy's brother) Marcie--A little brunette girl with glasses
    Franklin--A curly haired little boy
    Pigpen--A little boy with dust cloud and smudged face
    Peppermint Patty--An athletic girl with freckles, page boy haircut and sandals
    Sally--A little blond girl with curls on top (Charlie Brown's sister)


                                                    Page
                                                    ----
 1.  Snoopy                                        Page 1  cover

 2. Charlie Brown on step ladder looking at fold Page 4 Table of Contents out map

 3.  Snoopy in suit with pointer                   Page 5  Important Terms You Should Know

 4.  Snoopy as MetLife Representative listening    Page 32 MetLife
     to crowd of Woodstocks

 5.  Snoopy and Woodstock balanced on seesaw       Page 33 Variable Annuities

 6.  Woodstock making calculations on paper with   Page 34 Classes of the Deferred Annuity
     pencil

 7.  Snoopy reading menu at restaurant table       Page 38 Your Investment Choices

 8.  Linus building sand castle                    Page 41 Deferred Annuities

 9.  The Equity Generator/SM/ icon--Safe with      Page 43 The Equity Generator
     arrow pointing to three dimensional graph

10.  The Rebalancer(R) icon--A pie chart with      Page 44 The Rebalancer
     arrows around circumference

11.  The Index Selector/SM/ icon--A world globe    Page 44 The Index Selector
     with arrows around it

12.  The Allocator/SM/--A hourglass with safe in   Page 44 The Allocator
     top portion with arrow to a
     three dimensional chart in the bottom portion

13.  Snoopy as MetLife Representative typing at    Page 47 Allocation of Purchase Payments
     computer

14.  Marcie at desk with adding machine reviewing  Page 48 The Value of Your Investment numbers

                                                                                   Page
                                                                                   ----

15. Charlie Brown struggling to reach into jar of money                          Page 52  Access to Your Money

16. Snoopy as WWI flying ace dispatching Woodstocks with checks                  Page 53  Systematic Withdrawal Program

17. Woodstock with accountant's visor and adding machine                         Page 54  Separate Account Charge

18. Franklin with magnifying glass                                               Page 57  When No Withdrawal Charge Applies

19. Marcie reading a paper                                                       Page 58  Free Look

20. Lucy with magnifying glass studying a piece of paper                         Page 62  Optional Benefits

21. Woodstock moving money bag from one pile of money bags to another            Page 69  Guaranteed Minimum Income Benefit

22. Snoopy floating in innertube with glasses and drink                          Page 93  Pay-Out Options (or Income Options)

23. Snoopy lounging on beach chair with sunglasses and drink                     Page 94  Lifetime Income Annuity for Two with a
                                                                                          Guarantee Period

24. Woodstock writing out a check                                                Page 95  Minimum Size of Your Income Payment

25. Woodstock moving money bag from one pile of money bags to another            Page 96  Reallocation Privilege

26. Charlie Brown receiving letter at mail box                                   Page 100 Purchase Payments

27. Charlie Brown listening on telephone                                         Page 101 Processing Transactions--By Telephone
                                                                                          or Internet

28. "Colonial" Snoopy as town cryer                                              Page 103 Advertising Performance

29. Snoopy as MetLife Representative shaking paw/wing with Woodstock             Page 107 Who Sells the Deferred Annuities

30. Snoopy as "Uncle Sam" presenting a tax bill                                  Page 110 Income Taxes--General

31. Piggybank with "Do not open until age 59 1/2" printed on side                Page 111 Income Taxes--Withdrawals

32. Linus "walking" the hoop with "IRAs" on side                                 Page 117 Income Taxes--IRAs

33. Woodstock flying with check                                                  Page 121 Roth IRA Annuities--Withdrawals

34. Franklin, Snoopy, Charlie Brown, Lucy, Pigpen, Linus and Peppermint Patty    Page 125 Table of Contents for the SAI

35. Lucy in her advice box with "TAXES--The Expert is in" printed on it advising Page 127 Premium Tax Table
    Peppermint Patty and Sally

                      METROPOLITAN LIFE INSURANCE COMPANY
                     METROPOLITAN LIFE SEPARATE ACCOUNT E


        PREFERENCE PLUS SELECT(R) INDIVIDUAL VARIABLE ANNUITY CONTRACTS


                      STATEMENT OF ADDITIONAL INFORMATION

                                FORM N-4 PART B


                                  May 1, 2005



   This Statement of Additional Information is not a prospectus but contains information in addition to and more detailed than that set forth in the Prospectus for Preference Plus Select Deferred Annuities dated May 1, 2005 and should be read in conjunction with the Prospectus. Copies of the Prospectus may be obtained from Metropolitan Life insurance Company, Attn: Fulfillment Unit-PPS, 1600 Division Road, West Warwick, RI 02893.


   A Statement of Additional Information for the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), the Met Investors Series Trust ("Met Investors Fund") and the American Funds Insurance Series ("American Funds") are attached at the end of this Statement of Additional Information.


   Unless otherwise indicated, the Statement of Additional Information continues the use of certain terms as set forth in the section entitled "Important Terms You Should Know" of the Prospectus for Preference Plus Select Individual Annuity Contracts dated May 1, 2005.


                               TABLE OF CONTENTS


                                                                         PAGE
                                                                         ----
   Independent Registered Public Accounting Firm........................   2

   Distribution of Certificates and Interests in the Deferred Annuities.   2

   Experience Factor....................................................   3

   Variable Income Payments.............................................   4

   Investment Management Fees...........................................   7

   Advertisement of the Separate Account................................  12

   Voting Rights........................................................  14

   ERISA................................................................  15

   Taxes--SIMPLE IRAs Eligibility and Contributions; Shareholder Control  16

   Accumulation Unit Values Tables......................................  18

   Financial Statements of Separate Account............................. F-1

   Financial Statements of MetLife......................................   1

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



   The financial statements of Metropolitan Life Separate Account E and Metropolitan Life Insurance Company (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the change in the method of accounting for certain non-traditional long duration contracts and separate accounts, and for embedded derivatives in certain insurance products as required by new accounting guidance which became effective on January 1, 2004 and October 1, 2003, respectively) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.


     DISTRIBUTION OF CERTIFICATES AND INTERESTS IN THE DEFERRED ANNUITIES

   MetLife is both the depositor and the underwriter (issuer) of the annuities.


   The certificates and interests in the Deferred Annuities are sold through individuals who are licensed life insurance sales representatives of MetLife and individuals who are licensed life insurance sales representatives of our affiliates. MetLife is registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Our affiliates include registered broker-dealers. They also are sold through other registered broker-dealers. They also may be sold through the mail or over the Internet.





   Our sales representatives and their managers, and the sales representatives and managers of our affiliates, may be eligible for cash compensation such as bonuses, equity awards, such as stock options, training allowances, supplemental salary, payments based on a percentage of the Contract's Account Balance, financial arrangements, marketing support, medical and other insurance benefits, retirement benefits and other benefits. The amount of this cash compensation is based primarily on the amount of proprietary products sold. Proprietary products are products issued by us or our affiliates. Sales representatives must meet a minimum level of sales of proprietary products in order to be eligible for the cash compensation and in order to maintain employment with us. Managers may be eligible for additional cash compensation based on the sale production of the sales representatives that the manager supervises.



   Sales representatives and their managers are also eligible for various non-cash compensation programs that we offer such as conferences, trips, prizes, and awards. Other payments may be made for other services that do not directly involve the sale of products. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.



   Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional compensation. We also pay the business unit responsible for the operation of our distribution system.



   The receipt of this cash and non-cash compensation may provide sales representatives and their managers with an incentive to favor the sale of proprietary products.



   We also pay compensation for the sale of the Contracts by unaffiliated broker-dealers. Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Contracts. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of non-affiliated broker-dealers and their managers may be eligible for various cash benefits and non-cash compensation items. We may also provide sales support in the form of training, sponsoring conferences, defraying expenses at vendor meetings, providing promotional literature and similar services. Ask your sales representative for further information about what your sales representative and the broker-dealer for which he or she works may receive in connection with your purchase of a Contract.


   The offering of all Deferred Annuities is continuous. Owners under Deferred Annuities may not be offered all funding choices. Each contract will indicate those investment choices available under the Deferred Annuity.

                               WITHDRAWAL CHARGE


   The total amount of withdrawal charges paid and retained by MetLife for the years ended December 31, 2002, 2003 and 2004 were $301,339.86, $2,054,116.17 and $6,019,855.80, respectively.


                               EXPERIENCE FACTOR

   We use the term "experience factor" to describe the investment performance for an investment division. The experience factor changes from Valuation Period (described later) to Valuation Period to reflect the upward or downward performance of the assets in the underlying Portfolios. The experience factor is calculated as of the end of each Valuation Period using the net asset value per share of the underlying Portfolio. The net asset value includes the per share amount of any dividend or capital gain distribution paid by the Portfolio during the current Valuation Period, and subtracts any per share charges for taxes and reserve for taxes. We then divide that amount by the net asset value per share as of the end of the last Valuation Period to obtain a factor that reflects investment performance. We then subtract a charge for each day in the valuation period which is the daily equivalent of the Separate Account charge. This charge varies, depending on the class of the Deferred Annuity. Below is a chart of the daily factors for each class of the Deferred Annuity and the various death benefits and Earnings Preservation Benefit:

   Separate Account Charges for all investment divisions except American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization (Daily Factor)

                                                            BONUS CLASS
                                                  B CLASS   (YEARS 1-7)*   C CLASS     L CLASS
                                                ----------- ------------ ----------- -----------
Basic Death Benefit............................ 0.000034247 0.000046575  0.000045205 0.000041096
Annual Step Up Death Benefit................... 0.000039726 0.000052055  0.000050685 0.000046575
Greater of Annual Step Up or 5% Annual Increase
  Death Benefit................................ 0.000043836 0.000056164  0.000054795 0.000050685
Additional Charge for Earnings Preservation
  Benefit...................................... 0.000006849 0.000006849  0.000006849 0.000006849

--------
* Applies only for the first seven years; Separate Account charges are reduced after seven years to those of B Class.

   Separate Account Charges for the American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization Investment Divisions (Daily Factor)

                                                            BONUS CLASS
                                                  B CLASS   (YEARS 1-7)*   C CLASS     L CLASS
                                                ----------- ------------ ----------- -----------
Basic Death Benefit............................ 0.000041096 0.000053425  0.000052055 0.000047945
Annual Step Up Death Benefit................... 0.000046575 0.000058904  0.000057534 0.000053425
Greater of Annual Step Up or 5% Annual Increase
  Death Benefit................................ 0.000050685 0.000063014  0.000061644 0.000057534
Additional Charge for Earnings Preservation
  Benefit...................................... 0.000006849 0.000006849  0.000006849 0.000006849

--------
* Applies only for the first seven years; Separate Account charges are reduced after seven years to those of B Class.

                           VARIABLE INCOME PAYMENTS

                        ASSUMED INVESTMENT RETURN (AIR)

   The following discussion concerning the amount of variable income payments is based on an Assumed Investment Return of 4% per year. It should not be inferred that such rates will bear any relationship to the actual net investment experience of the Separate Account.

                           AMOUNT OF INCOME PAYMENTS

   The cash you receive periodically from an investment division (after your first payment if paid within 10 days of the issue date) will depend upon the number of annuity units held in that investment division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.

   The Deferred Annuity specifies the dollar amount of the initial variable income payment for each investment division (this equals the first payment amount if paid within 10 days of the issue date). This initial variable income payment is computed based on the amount of the purchase payment applied to the specific investment division (net any applicable premium tax owed or contract charge), the AIR, the age and/or sex of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the investment division to determine the number of annuity units held in that investment division. The number of annuity units held remains fixed for the duration of the contract if no reallocating are made.

   The dollar amount of subsequent variable income payments will vary with the amount by which investment performance is greater or lesser than the AIR and Separate Account charges.

   Each Deferred Annuity provides that, when a pay-out option is chosen, the payment to the annuitant will not be less than the payment produced by the then current rates for that contract class, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the annuitant that, at retirement, if the Fixed Income Option purchase rates for new single payment immediate contracts are significantly more favorable than the rates guaranteed by a Deferred Annuity of the same class, the annuitant will be given the benefit of the new rates. Although guaranteed annuity rates for the Bonus Class are the same as for the other classes of the Deferred Annuity, current rates for the Bonus Class may be lower than the other classes of the Deferred Annuity and may be less than the currently issued single payment immediate annuity contract rates.

                              ANNUITY UNIT VALUE

   The Annuity Unit Value is calculated at the same time that the Accumulation Unit Value for Deferred Annuities is calculated and is based on the same change in investment performance in the Separate Account. (See "The Value of Your Income Payment" in the Prospectus.)

                            REALLOCATION PRIVILEGE


   The annuity purchase rate is the dollar amount you would need when you annuitize your Deferred Annuity to receive $1 per payment period. For example, if it would cost $50 to buy an annuity that pays you $1 a month for the rest of your life, then the annuity purchase rate for that life income annuity is $50. The annuity purchase rate is based on the annuity income payment type you choose, an interest rate, and your age, sex and number of payments remaining. The annuity purchase rate is reset each valuation date to reflect any changes in these components. The reset annuity purchase rate represents the cost you would incur if you were choosing the same income option you have in light of this updated information.

   When you request a reallocation from an investment division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.

  . First, we update the income payment amount to be reallocated from the investment division based upon the applicable Annuity Unit Value at the time of the reallocation;

  . Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;

  . Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option on the date of your reallocation;

  . Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.

   When you request a reallocation from one investment division to another, annuity units in one investment division are liquidated and annuity units in the other investment division are credited to you. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the investment division to which you have reallocated.

   You generally may make a reallocation on any day the Exchange is open. At a future date we may limit the number of reallocations you may make, but never to fewer than one a month. If we do so, we will give you advance written notice. We may limit a beneficiary's ability to make a reallocation.

   Here are examples of the effect of a reallocation on the income payment:


  . Suppose you choose to reallocate 40% of your income payment supported by investment division A to the Fixed Income Option and the recalculated income payment supported by investment division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 x ($125 + $100) or $50, and your income payment supported by investment division A will be decreased by $40. (The number of annuity units in investment division A will be decreased as well.)



  . Suppose you choose to reallocate 40% of your income payment supported by investment division A to investment division B and the recalculated income payment supported by investment division A is $100. Then, your income payment supported by investment division B will be increased by $40 and your income payment supported by investment division A will be decreased by $40. (Changes will also be made to the number of annuity units in both investment divisions as well.)


                      CALCULATING THE ANNUITY UNIT VALUE

   We calculate Annuity Unit Values once a day on every day the New York Stock Exchange is open for trading. We call the time between two consecutive Annuity Unit Value calculations the "Valuation Period." We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with the law. All purchase payments and reallocations are valued as of the end of the Valuation Period during which the transaction occurred. The Annuity Unit Values can increase or decrease, based on the investment performance of the corresponding underlying Portfolios. If the investment performance is positive, after payment of Separate Account expenses and the deduction for the AIR, Annuity Unit Values will go up. Conversely, if the investment performance is negative, after payment of Separate Account expenses and the deduction for the AIR, Annuity Unit Values will go down.

   To calculate an Annuity Unit Value, we first multiply the experience factor for the period by a factor based on the AIR and the number of days in the Valuation Period. For an AIR of 4% and a one day Valuation Period, the factor is .99989255, which is the daily discount factor for an effective annual rate of 4%. (The AIR may be in the range of 3% to 6%, as defined in your Deferred Annuity and the laws in your state.) The resulting number is then multiplied by the last previously calculated Annuity Unit Value to produce the new Annuity Unit Value.


   The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit Value and the amount of variable income payments upon annuitization.

               ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE

        1. Annuity Unit Value, beginning of period.......... $ 10.20000
        2. "Experience factor" for period...................   1.023558
        3. Daily adjustment for 4% Assumed Investment Return  .99989255
        4. (2) X (3)........................................   1.023448
        5. Annuity Unit Value, end of period (1) X (4)...... $ 10.43917

                       ILLUSTRATION OF ANNUITY PAYMENTS
(ASSUMES THE FIRST MONTHLY PAYMENT IS MADE WITHIN 10 DAYS OF THE ISSUE DATE OF
                              THE INCOME ANNUITY)
          ANNUITANT AGE 65, LIFE ANNUITY WITH 120 PAYMENTS GUARANTEED

1. Number of Accumulation Units as of Annuity Date...................................   1,500.00
2. Accumulation Unit Value........................................................... $ 11.80000
3. Accumulation Unit Value of the Deferred Annuity (1) X (2)......................... $17,700.00
4. First monthly income payment per $1,000 of Accumulation Value..................... $     5.63
5. First monthly income payment (3) X (4) / 1,000.................................... $    99.65
6. Assume Annuity Unit Value as of Annuity Date equal to............................. $ 10.80000
7. Number of Annuity Units (5) / (6).................................................     9.2269
8. Assume Annuity Unit Value for the second month equal to (10 days prior to payment) $ 10.97000
9. Second monthly Annuity Payment (7) X (8).......................................... $   101.22
10. Assume Annuity Unit Value for third month equal to............................... $ 10.52684
11. Next monthly Annuity Payment (7) X (10).......................................... $    97.13

                    DETERMINING THE VARIABLE INCOME PAYMENT

   Variable income payments can go up or down based upon the investment performance of the investment divisions in the Separate Account. AIR is the rate used to determine the first variable income payment and serves as a benchmark against which the investment performance of the investment divisions is compared. The higher the AIR, the higher the first variable income payment will be. Subsequent variable income payments increase only to the extent that the investment performance of the investment divisions exceeds the AIR (and Separate Account charges). Variable income payments will decline if the investment performance of the Separate Account does not exceed the AIR (and Separate Account charges). A lower AIR will result in a lower first variable income payment, but variable income payments will increase more rapidly or decline more slowly due to investment performance of the investment divisions.

                          INVESTMENT MANAGEMENT FEES


                               METLIFE ADVISERS


   Each of the currently available Metropolitan Fund Portfolios pays MetLife Advisers, the investment manager of the Metropolitan Fund, an investment management fee.

   The following table shows the fee schedules for the investment management fees for the Metropolitan Fund as a percentage per annum of the average net assets for each Portfolio:


                                                     AVERAGE
                                                    DAILY NET
PORTFOLIO                                       ASSET VALUE LEVELS       ANNUAL PERCENTAGE RATE
--------------------------------------------- ---------------------- -------------------------------
BlackRock Money Market/(1)/.................. 1st $1 billion         0.35%
                                              next $1 billion        0.30%
                                              amount over $2 billion 0.25%
BlackRock Bond Income/(4)/................... 1st $1 billion         0.40%
                                              next $1 billion        0.35%
                                              next $1 billion        0.30%
                                              over $3 billion        0.25%
Lehman Brothers(R) Aggregate Bond Index/(5)/. all assets             0.25%
Salomon Brothers Strategic Bond Opportunities all assets             0.65%
Salomon Brothers U.S. Government............. all assets             0.55%
MFS Total Return............................. all assets             0.50%
MetLife Conservative Allocation.............. all assets             0.10% (not including underlying
                                                                     portfolio expenses)
MetLife Conservative to Moderate Allocation.. all assets             0.10% (not including underlying
                                                                     portfolio expenses)
MetLife Moderate Allocation.................. all assets             0.10% (not including underlying
                                                                     portfolio expenses)
MetLife Moderate to Aggressive Allocation.... all assets             0.10% (not including underlying
                                                                     portfolio expenses)
MetLife Aggressive Allocation................ all assets             0.10% (not including underlying
                                                                     portfolio expenses)
Morgan Stanley EAFE(R) Index/(6)/............ all assets             0.30%
BlackRock Diversified........................ 1st $500 million       0.50%
                                              next $500 million      0.45%
                                              over $1 billion        0.40%
Davis Venture Value.......................... 1st $1 billion         0.75%
                                              over $1 billion        0.70%
FI Value Leaders............................. 1st $200 million       0.70%
                                              next $300 million      0.65%
                                              next $1.5 billion      0.60%
                                              over $2 billion        0.55%
Harris Oakmark Large Cap Value............... 1st $250 million       0.75%
                                              over $250 million      0.70%
BlackRock Large Cap Value.................... 1st $250 million       0.70%
                                              next $500 million      0.65%
                                              over $750 million      0.60%
MetLife Stock Index/(8)/..................... all assets             0.25%
MFS Investors Trust.......................... all assets             0.25%
BlackRock Investment Trust................... 1st $500 million       0.55%
                                              next $500 million      0.50%
                                              over $1 billion        0.45%

                                          AVERAGE
                                         DAILY NET
 PORTFOLIO                           ASSET VALUE LEVELS ANNUAL PERCENTAGE RATE
 ----------------------------------- ------------------ ----------------------
 Jennison Growth.................... 1st $200 million           0.70%
                                     next $300 million          0.65%
                                     next $1.5 billion          0.60%
                                     over $2 billion            0.55%
 BlackRock Legacy Large Cap Growth.. 1st $1 billion             0.60%
                                     over $1 billion            0.65%
 T. Rowe Price Large Cap Growth/(2)/ 1st $50 million            0.65%
                                     over $50 million           0.60%
 Harris Oakmark Focused Value....... 1st $1 billion             0.75%
                                     over $1 billion            0.70%
 Neuberger Berman Mid Cap Value..... 1st $100 million           0.70%
                                     next $250 million          0.675%
                                     next $500 million          0.65%
                                     next $750 million          0.625%
                                     over $1.6 million          0.60%
 FI Mid Cap Opportunities........... 1st $100 million           0.75%
                                     next $400 million          0.70%
                                     over $500 million          0.65%
 MetLife Mid Cap Stock Index/(8)/... all assets                 0.25%
 BlackRock Aggressive Growth........ 1st $500 million           0.75%
                                     next $500 million          0.70%
                                     over $1 billion            0.65%
 BlackRock Strategic Value.......... 1st $500 million           0.85%
                                     next $500 million          0.80%
                                     over $1 billion            0.75%
 Loomis Sayles Small Cap/(9)/....... 1st $500 million           0.90%
                                     over $500 million          0.85%
 Russell 2000(R) Index/(8)/......... all assets                 0.25%
 Franklin Templeton Small Cap Growth 1st $500 million           0.90%
                                     over $500 million          0.85%
 T. Rowe Price Small Cap Growth/(3)/ 1st $100 million           0.55%
                                     next $300 million          0.50%
                                     over $400 million          0.45%
 Oppenheimer Global Equity.......... 1st $50 million            0.90%
                                     next $50 million           0.55%
                                     next $400 million          0.50%
                                     over $500 million          0.475%
 FI International Stock............. 1st $500 million           0.86%
                                     next $500 million          0.80%
                                     over $1 billion            0.75%

--------

/1/ For the period May 1, 2005 through April 30, 2006, MetLife Advisers has contractually agreed to reduce this investment advisory fee to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million.



/2/ For the period May 1, 2005 through April 30, 2006, MetLife Advisers has contractually agreed to reduce this investment advisory fee to the annual rate of 0.635% for the first $50 million of the Portfolio's average daily net assets. In addition, effective February 17, 2005 MetLife Advisers has voluntarily agreed to waive its investment advisory fee by the amount waived by the Portfolio's sub-investment adviser pursuant to a voluntary sub-investment advisory fee waiver. This voluntary waiver is dependent on the satisfaction of certain conditions and may be terminated by MetLife Advisers at any time. The Metropolitan Fund's SAI provides more information about these fee waivers.



/3/ Effective February 17, 2005, MetLife Advisers has voluntarily agreed to waive its investment advisory fee by the amount waived by the Portfolio's sub-investment adviser pursuant to a voluntary sub-investment advisory fee waiver. This voluntary waiver is dependent on the satisfaction of certain conditions and may be terminated by MetLife Advisers at any time. The Metropolitan Fund's SAI provides more information about these fee waivers.



/4/ For the period May 1, 2005 through April 30, 2006, MetLife Advisers has contractually agreed to reduce this investment advisory fee to the annual rate of 0.325% for amounts over $1 billion but less than $2 billion.



/5 /For the period May 1, 2005 through April 30, 2006, MetLife Advisers has contractually agreed to reduce this investment advisory fee to the annual rate of 0.325% for amounts over $1 billion but less than $2 billion.



/6/ For the period May 1, 2005 through April 30, 2006, MetLife Advisers has contractually agreed to reduce its investment management fee to the annual rate of 0.244%.



/7/ For the period May 1, 2005 through April 30, 2006, MetLife Advisers has contractually agreed to reduce its investment management fee to the annual rate of 0.293%.



/8/ For the period May 1, 2005 through April 30, 2006, MetLife Advisers has contractually agreed to reduce its investment management fee to the annual rate of 0.243%.



/9/ For the period May 1, 2005 through April 30, 2006, MetLife Advisers has contractually agreed to reduce its investment management fee to the annual rate of 0.85% for the first $500 million and 0.80% for amounts over $500 million


   MetLife Advisers pays the following entities for providing services as sub-investment manager of the Metropolitan Fund Portfolio(s) indicated below. These fees are solely the responsibility of MetLife Advisers.


 SUB-INVESTMENT MANAGER                           PORTFOLIO(S)
 ---------------------------------  -----------------------------------------
 Metropolitan Life Insurance
   Company......................... MetLife Stock Index
                                    Lehman Brothers(R) Aggregate Bond Index
                                    Russell 2000(R) Index
                                    Morgan Stanley EAFE(R) Index
                                    MetLife Mid Cap Stock Index
 BlackRock Advisors, Inc........... BlackRock Aggressive Growth
                                    BlackRock Bond Income
                                    BlackRock Diversified
                                    BlackRock Investment Trust
                                    BlackRock Legacy Large Cap Growth
                                    BlackRock Large Cap Value
                                    BlackRock Money Market
                                    BlackRock Strategic Value
 Jennison Associates LLC........... Jennison Growth
 OppenheimerFunds, Inc............. Oppenheimer Global Equity
 T. Rowe Price Associates, Inc..... T. Rowe Price Small Cap Growth
                                    T. Rowe Price Large Cap Growth
 Harris Associates, L.P............ Harris Oakmark Large Cap Value
                                    Harris Oakmark Focused Value
 Neuberger Berman Management, Inc.. Neuberger Berman Mid Cap Value
 Franklin Advisers, Inc............ Franklin Templeton Small Cap Growth
 Salomon Brothers Asset Management
   Inc............................. Salomon Brothers U.S. Government
                                    Salomon Brothers Strategic Bond
                                      Opportunities
 Massachusetts Financial Services
   Company......................... MFS Investors Trust
                                    MFS Total Return
 Davis Selected Advisors, L.P...... Davis Venture Value
 Loomis Sayles & Company, L.P...... Loomis Sayles Small Cap
 Fidelity Management & Research
   Company......................... FI Value Leaders
                                    FI Mid Cap Opportunities
                                    FI International Stock

   MetLife Advisers has hired Standard & Poor's(R) Investment Advisory Services, LLC ("SPIAS") to provide research and consulting services with respect to the periodic asset allocation targets for the MetLife Conservative Allocation, the MetLife Conservative to Moderate Allocation, the MetLife Moderate Allocation, the MetLife Moderate to Aggressive Allocation and the MetLife Aggressive Allocation Portfolios and to investments in the underlying portfolios. MetLife Advisers pays consulting fees to SPIAS for these services.


                          MET INVESTORS ADVISORY LLC

   Met Investors Advisory LLC, a MetLife affiliate, the investment manager of Met Investors Fund, has overall responsibility for the general management and administration of all of the Met Investors Fund Portfolios.

   As compensation for its services to the Met Investor Fund Portfolios, Met Investors Advisory LLC receives monthly compensation at an annual rate of a percentage of the average daily net assets of each Portfolio. The investment management fees for each Portfolio are:


PORTFOLIO                                                       ADVISORY FEE
-------------------------------------- ---------------------------------------------------------------
PIMCO Total Return Portfolio.......... 0.50%

RCM Global Technology Portfolio....... 0.90% of first $500 million of such assets plus
                                       0.85% of such assets over $500 million

T. Rowe Price Mid-Cap Growth Portfolio 0.75%

MFS Research International Portfolio.. 0.80% of first $200 million of such assets plus
                                       0.75% of such assets over $200 million up to $500 million plus
                                       0.70% of such assets over $500 million up to $1 billion plus
                                       0.65% of such assets over $1 billion

Lord Abbett Bond Debenture Portfolio.. 0.60% of first $250 million of such assets plus
                                       0.55% of such assets over $250 million up to $500 million plus
                                       0.50% of such assets over $500 million up to $1 billion plus
                                       0.45% of such assets over $1 billion

Met/AIM Mid Cap Core Equity Portfolio. 0.75% of first $150 million of such assets plus
                                       0.70% of such assets over $150 million up to $500 million plus
                                       0.675% of such assets over $500 million

Met/AIM Small Cap Growth Portfolio.... 0.90% of first $500 million of such assets plus
                                       0.85% of such assets over $500 million

Harris Oakmark International Portfolio 0.85% of first $500 million of such assets plus
                                       0.80% of such assets over $500 million up to $1 billion plus
                                       0.75% of such assets over $1 billion

Janus Aggressive Growth Portfolio..... 0.75% of first $25 million of such assets plus
                                       0.70% of such assets over $25 million up to $250 million plus
                                       0.65% of such assets over $250 million up to $1 billion plus
                                       0.55% of such assets over $1 billion
Neuberger Berman Real Estate Portfolio 0.70% of first $200 million of such assets plus
                                       0.65% of such assets over $200 million up to $750 million plus
                                       0.55% of such assets over $750 million

Oppenheimer Capital Appreciation...... 0.65% of first $150 million of such assets plus
                                       0.625% of such assets over $150 million up to $200 million plus
                                       0.60% of such assets over $200 million up to $500 million plus
                                       0.55% of such assets over $500 million

   Met Investors Advisory LLC pays each Met Investors Fund Portfolios' sub-investment adviser a fee based on a percentage of the Portfolio's average daily net assets. These fees are solely the responsibility of Met Investors Advisory LLC.


   Massachusetts Financial Services Company is the investment adviser to the MFS Research International Portfolio. T. Rowe Price Associates, Inc. is the sub-investment adviser to the T. Rowe Price Mid-Cap Growth Portfolio. Pacific Investment Management Company LLC is the investment adviser to PIMCO Total Return Portfolio. RCM Capital Management LLC is the sub-investment adviser to the RCM Global Technology Portfolio.


   Lord, Abbett & Co. is the sub-investment adviser to the Lord Abbett Bond Debenture Portfolio. Harris Associates L.P. is the sub-investment adviser to the Harris Oakmark International Portfolio. A I M Capital Management, Inc. is the sub-investment adviser to the Met/AIM Small Cap Growth and the Met/AIM Mid Cap Core Equity Portfolios.

   Janus Capital Management LLC is the sub-investment adviser to the Janus Aggressive Growth Portfolio.

   Neuberger Berman Management Incorporated is the sub-investment adviser to the Neuberger Berman Real Estate Portfolio.


   Oppenheimer Funds, Inc. is the sub-investment adviser to the Oppenheimer Capital Appreciation Portfolio.



                    CAPITAL RESEARCH AND MANAGEMENT COMPANY



   As compensation for its services, Capital Research and Management Company, the American Funds' investment adviser, receives a monthly fee which is accrued daily, calculated at the annual rate of: AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND/*/: 0.80% of first $600 million of net assets, plus 0.74% on assets in excess of $600 million but not exceeding $1 billion, plus 0.70% on net assets greater than $1 billion but not exceeding $2 billion, plus 0.67% on net assets over $2 billion;



   AMERICAN FUNDS GROWTH FUND: 0.50% of the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1 billion, plus 0.42% on net assets greater than $1 billion but not exceeding $2 billion, plus 0.37% on net assets greater than $2 billion but not exceeding $3 billion, plus 0.35% on net assets greater than $3 billion but not exceeding $5 billion, plus 0.33% on net assets greater than $5 billion but not exceeding $8 billion, plus 0.315% on net assets greater than $8 billion but not exceeding $13 billion, plus 0.30% on net assets greater than $13 billion but not exceeding $21 billion, plus 0.29% on net assets greater than $21 billion but not exceeding $27 billion, plus 0.285% on net assets in excess of $27 billion; and



   AMERICAN FUNDS GROWTH-INCOME FUND/*/: 0.50% of first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.5 billion, plus 0.40% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus 0.32% on net assets greater than $2.5 billion but not exceeding $4 billion, plus 0.285% on net assets greater than $4 billion but not exceeding $6.5 billion, plus 0.256% on net assets greater than $6.5 billion but not exceeding $10.5 billion, plus 0.242% on net assets greater than $10.5 billion but not exceeding $13 billion, plus 0.235% on net assets greater than $13 billion but not exceeding $17 billion, plus 0.23% on net assets in excess of $17 billion.

--------

* Capital Research and Management Company, is voluntarily waiving a portion of its investment management fees for this Portfolio. Expense ratios shown reflect the waiver. Please see the financial highlights in the prospectus for the American Funds or the annual report for the American Funds for details.


   The Metropolitan Fund, the Met Investors Fund and the American Funds are more fully described in their respective prospectuses and the Statements of Additional Information that the prospectuses refer to. The

Metropolitan Fund, the Met Investors Fund and the American Funds prospectuses are attached at the end of the Preference Plus Select Prospectus.

                     ADVERTISEMENT OF THE SEPARATE ACCOUNT

   From time to time we advertise the performance of various Separate Account investment divisions. For the investment divisions, this performance will be stated in terms of either "yield", "change in Accumulation Unit Value," "change in Annuity Unit Value" or "average annual total return" or some combination of the foregoing. Yield, change in Accumulation Unit Value, change in Annuity Unit Value and average annual total return figures are based on historical earnings and are not intended to indicate future performance. Yield figures quoted in advertisements state the net income generated by an investment in a particular investment division for a thirty-day period or month, which is specified in the advertisement, and then expressed as a percentage yield of that investment. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to this formula 2[(a-b/cd+1)/6/-1], where "a" represents dividends and interest earned during the period; "b" represents expenses accrued for the period (net of reimbursements); "c" represents the average daily number of shares outstanding during the period that were entitled to receive dividends; and "d" represents the maximum offering price per share on the last day of the period. This percentage yield is then compounded semiannually. For the money market investment division, we state yield for a seven day period. Change in Accumulation Unit Value or Annuity Unit Value ("Non-Standard Performance") refers to the comparison between values of accumulation units or annuity units over specified periods in which an investment division has been in operation, expressed as a percentages and may also be expressed as an annualized figure. In addition, change in Accumulation Unit Value or Annuity Unit Value may be used to illustrate performance for a hypothetical investment (such as $10,000) over the time period specified. Change in Accumulation Unit Value is expressed by this formula [UV\1\/UV\0\ (annualization factor)]-1, where UV\1\ represents the current unit value and UV\0\ represents the prior unit value. The annualization factor can be either (1/number of years) or (365/number of days). Yield and change in Accumulation Unit Value figures do not reflect the possible imposition of a withdrawal charge for the Deferred Annuities, of up to 9% of the amount withdrawn attributable to a purchase payment, which may result in a lower figure being experienced by the investor. Average annual total return ("Standard Performance") differs from the change in Accumulation Unit Value and Annuity Unit Value because it assumes a steady rate of return and reflects all expenses and applicable withdrawal charges. Average annual total return is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods that would equate the initial amount invested to the ending redeemable value, according to this formula P(1+T)/n/=ERV, where "P" represents a hypothetical initial payment of $1,000; "T" represents average annual total return; "n" represents number of years; and "ERV" represents ending redeemable value of a hypothetical $1,000 payment made at the beginning of 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10- year period (or fractional portion). Performance figures will vary among the various classes of the Deferred Annuities and the investment divisions as a result of different Separate Account charges and withdrawal charges since the investment division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity.

   Performance may be calculated based upon historical performance of the underlying Portfolios of the Metropolitan Fund, Met Investors Fund, and American Funds and may assume that the Deferred Annuities were in existence prior to their inception date. After the inception date, actual accumulation unit or annuity unit data is used.

   Historical performance information should not be relied on as a guarantee of future performance results.

   Advertisements regarding the Separate Account may contain comparisons of hypothetical after-tax returns of currently taxable investments versus returns of tax deferred investments. From time to time, the Separate Account may compare the performance of its investment divisions with the performance of common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds, Treasury Bills, certificates of deposit and savings accounts. The Separate Account may use the Consumer Price Index in its advertisements as a measure of inflation for comparison purposes. From time to time, the Separate Account may advertise its performance ranking among similar investments or compare its performance to averages as compiled by independent organizations, such as Lipper Analytical Services, Inc., Morningstar, Inc., VARDS(R) and The Wall Street Journal. The Separate Account may also advertise its performance in comparison to appropriate indices, such as the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's Mid Cap 400 Index, the Standard & Poor's Small Cap 600 Index, the Russell 2000(R) Index, the Russell Mid Cap Growth Index, the Russell 2500/TM/ Growth Index, the Russell(R) Growth Index, the Russell 2000(R) Value Index, the Russell 1000(R) Growth Index, the Lehman Brothers(R) Aggregate Bond Index, the Lehman Brothers(R) Government/Corporate Bond Index, the Merrill Lynch High Yield Bond Index, the Morgan Stanley Capital International All Country World Index, the Salomon Smith Barney World Small Cap Index and the Morgan Stanley Capital International Europe, Australasia, Far East Index.

   Performance may be shown for certain investment strategies that are made available under the Deferred Annuities. The first is the "Equity Generator."

   Under the "Equity Generator," an amount equal to the interest earned during a specified interval (i.e., monthly, quarterly) in the Fixed Account is transferred to an investment division. The second strategy is the "Index Selector/SM/". Under this strategy, once during a specified period (i.e., quarterly, annually) transfers are made among the Lehman Brothers(R) Aggregate Bond Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index Divisions and the Fixed Account (or the Money Market Investment Division for the C Class Deferred Annuity or a Deferred Annuity, when available, with an optional Guaranteed Minimum Income Benefit issued in New York State) in order to bring the percentage of the total Account Balance in each of these investment divisions and Fixed Account (or Money Market investment division) back to the current allocation of your choice of one of several asset allocation models. The elements which form the basis of the models are provided by MetLife which may rely on a third party for its expertise in creating appropriate allocations. The models are designed to correlate to various risk tolerance levels associated with investing and are subject to change from time to time.

   An "Equity Generator Return" or "Index Selector Return" for a model will be calculated by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value, based on historical performance, at the end of the period, expressed as a percentage. The "Return" in each case will assume that no withdrawals have occurred other or unrelated transactions. We assume the Separate Account charge reflects the Basic Death Benefit. The information does not assume the charges for the Earnings Preservation Benefit or Guaranteed Minimum Income Benefit. We may also show Index Selector investment strategies using other investment divisions for which these strategies are made available in the future. If we do so, performance will be calculated in the same manner as described above, using the appropriate account and/or investment divisions.

   For purposes of presentation of Non-Standard Performance, we may assume the Deferred Annuities were in existence prior to the inception date of the investment divisions in the Separate Account that funds the Deferred Annuity. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Met Investors Fund and American Funds Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuity had been introduced as of the Portfolio inception date. We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities had been introduced as of the Portfolio inception date.

   Past performance is no guarantee of future results.

   We may demonstrate hypothetical future values of Account Balances over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios. These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

   We may demonstrate hypothetical future values of Account Balances for a specific Portfolio based upon the assumed rates of return previously described, the deduction of the Separate Account charge and the Annual Contract Fee, if any, and the investment-related charges for the specific Portfolio to depict investment-related charges.

   We may demonstrate the hypothetical historical value of each optional benefit for a specified period based on historical net asset values of the Portfolios and the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the investment-related charge and the charge for the optional benefit being illustrated.

   We may demonstrate hypothetical future values of each optional benefit over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the weighted average of investment-related charges for all Portfolios to depict investment-related charges and the charge for the optional benefit being illustrated.

   We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the investment-related charge and the Annual Contract Fee, if any.

   We may demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

   Any illustration should not be relied on as a guarantee of future results.

                                 VOTING RIGHTS

   In accordance with our view of the present applicable law, we will vote the shares of each of the Portfolios held by the Separate Account (which are deemed attributable to all the Deferred Annuities described in the Prospectus) at regular and special meetings of the shareholders of the Portfolio based on instructions received from those having the voting interest in corresponding investment divisions of the Separate Account. However, if the 1940 Act or any rules thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the shares of the portfolios in our own right, we may elect to do so.

   Accordingly, you have voting interests under all the Deferred Annuities described in the Prospectus. The number of shares held in each Separate Account investment division deemed attributable to you is determined by dividing the value of accumulation or annuity units attributable to you in that investment division, if any, by the net asset value of one share in the Portfolio in which the assets in that Separate Account investment division are invested. Fractional votes will be counted. The number of shares for which you have the right to give instructions will be determined as of the record date for the meeting.

   Portfolio shares held in each registered separate account of MetLife or any affiliate that are or are not attributable to life insurance policies or annuities (including all the Deferred Annuities described in the Prospectus) and for which no timely instructions are received will be voted in the same proportion as the shares for which voting instruction are received by that separate account. Portfolio shares held in the general accounts or unregistered separate accounts of MetLife or its affiliates will be voted in the same proportion as the aggregate of (i) the shares for which voting instructions are received and (ii) the shares that are voted in proportion to such voting instructions. However, if we or an affiliate determine that we are permitted to vote any such shares, in our own right, we may elect to do so subject to the then current interpretation of the 1940 Act or any rules thereunder.

   Qualified retirement plans do not have voting interests through life insurance or annuity contracts and do not vote these interests based upon the number of shares held in the Separate Account investment division deemed attributable to those qualified retirement plans. Shares are held by the plans themselves and are voted directly; the instruction process does not apply.

   You will be entitled to give instructions regarding the votes attributable to your Deferred Annuity, in your sole discretion.


   You may give instructions regarding, among other things, the election of the board of directors, ratification of the election of an independent registered public accounting firm, and the approval of investment and sub-investment managers.


                       DISREGARDING VOTING INSTRUCTIONS

   MetLife may disregard voting instructions under the following circumstances
(1) to make or refrain from making any change in the investments or investment policies for any Portfolio if required by any insurance regulatory authority;
(2) to refrain from making any change in the investment policies for any investment adviser or principal underwriter or any Portfolio which may be initiated by those having voting interests or the Metropolitan Fund's or Met Investors Fund's or American Funds' boards of directors, provided MetLife's disapproval of the change is reasonable and, in the case of a change in investment policies or investment manager, based on a good faith determination that such change would be contrary to state law or otherwise inappropriate in light of the Portfolio's objective and purposes; or (3) to enter into or refrain from entering into any advisory agreement or underwriting contract, if required by any insurance regulatory authority.

   In the event that MetLife does disregard voting instructions, a summary of the action and the reasons for such action will be included in the next semiannual report.

                                     ERISA

   If your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Deferred Annuity may be subject to your spouse's rights as described below.

   Generally, the spouse must give qualified consent whenever you elect to:

      a. choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any); or choose to waive the qualified pre- retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);


      b. make certain withdrawals under plans for which a qualified consent is required;

      c. name someone other than the spouse as your beneficiary;

      d. use your accrued benefit as security for a loan exceeding $5,000.


   Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of a QJSA generally must be executed during the 90-day period ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise. The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.


   If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.




                               TAXES-SIMPLE IRAS


                         ELIGIBILITY AND CONTRIBUTIONS



   To be eligible to establish a SIMPLE IRA plan, your employer must have no more than 100 employees and the SIMPLE IRA must be the only tax qualified retirement plan maintained by your employer. Many of the same tax rules that apply to Traditional IRAs also apply to SIMPLE IRAs. However, the contribution limits, premature distribution rules, and rules applicable to eligible rollovers and transfers differ as explained below.



   If you are participating in a SIMPLE IRA plan you may generally make contributions which are excluded from your gross income under a qualified salary reduction arrangement on a pre-tax basis of up to the limits in the table shown below.



   Note: The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") increased the maximum annual contribution limits for SIMPLE IRA's and added an additional "catch-up" provision for taxpayers age 50 and above. For 2004, the maximum annual contribution limit will increase to $9,000.00 and participants 50 or older may contribute an additional $1,500. The table below shows the deductible amount for each year including the increase in the deductible amount for the 50+catch-up, as provided under EGTRRA. The contribution limits in excess of $6,000 as provided under EGTRRA are set to return to the pre-EGTRRA limits after 2010 unless further action is taken by Congress.



      FOR TAX YEARS         CONTRIBUTION LIMIT FOR       LIMIT FOR TAXPAYERS
      BEGINNING IN          TAXPAYERS UNDER AGE 50        AGE 50 AND OLDER
      -------------         ----------------------       -------------------
          2005                      $10,000                    $12,000
          2006                      $10,000                    $12,500
     and thereafter

   Note: the Contribution limit above will be adjusted for inflation in years after 2006.



   These contributions, not including the age 50+catch-up, (as well as any other salary reduction contributions to qualified plans of an employer), are also subject to the aggregate annual limitation under section 402 (g) of the Internal Revenue Code as shown below.



                 FOR TAXABLE YEARS
             BEGINNING IN CALENDAR YEAR  APPLICABLE DOLLAR LIMIT
             --------------------------  -----------------------
                2005                             $14,000
                2006 and thereafter              $15,000



   You may also make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. No other contributions, rollovers or transfers can be made to your SIMPLE IRA.



   You may not make Traditional IRA contributions or Roth IRA contributions to your SIMPLE IRA. You may not make eligible rollover contributions from other types of qualified retirement plans.



                                   ROLLOVERS



   Tax-free rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA annuity or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, tax-free rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA annuity or account, as well as into another SIMPLE IRA.



   In order to be a tax-free rollover from your SIMPLE IRA, the money must generally be transferred into the new SIMPLE IRA (or Traditional IRA after two years) within 60 days of the distribution.



   The rollover is "tax-free" in that no income tax will be due on account of the distribution or transfer. The funds rolled over, in addition to any annual contributions made to the new IRA and any earnings thereon are ultimately taxed when they are distributed from the new IRA.


                               INVESTOR CONTROL

   In some circumstances, owners of variable annuity contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying separate account assets.

                        ACCUMULATION UNIT VALUES TABLES




   These tables show fluctuations in the Accumulation Unit Values for the possible mixes offered in the Deferred Annuity for each investment division from year-end to year-end (except the highest possible and lowest possible mix which are in the prospectus).



                                TABLES GROUP I


       METROPOLITAN FUND AND MET INVESTORS FUND SHARE CLASS E PORTFOLIOS


                                      AND


                     THE AMERICAN FUND CLASS 2 PORTFOLIOS



   Share Class E of the Metropolitan Fund and Met Investors Fund Portfolios was available prior to May 1, 2004. Lower Separate Account charges for the American Funds Divisions were in effect prior to May 1, 2004. The accumulation unit values prior to May 1, 2004 reflect the lower Separate Account charges for the American Funds Investment Divisions then in effect. The accumulation unit values for the Metropolitan Fund and Met Investors Fund Share Class E Portfolios reflect lower 12b-1 Plan fees which were available prior to May 1, 2004. In addition, different charges for certain optional benefits were in effect prior to May 1, 2003. Therefore, the accumulation unit values prior to May 1, 2003, for Deferred Annuities with these optional benefits reflect the lower charges then in effect. Values after April 30, 2003, reflect the higher charges currently in place. A lower charge for the Guaranteed Minimum Income Benefit when it was purchased with either of the optional death benefits was in effect from May 1, 2004 through April 30, 2005. Version III of the Guaranteed Minimum Income Benefit was introduced May 1, 2005. Had Version III of the Guaranteed Minimum Income Benefit currently available been available during prior time periods, the accumulation unit values for mixes including it would have been lower. The information in these tables has been derived from the Separate Account's full financial statements or other reports (such as the annual report). The Guaranteed Minimum Income Benefit and Guaranteed Withdrawal Benefit charges are made by canceling accumulation units and, therefore, these charges are not reflected in the Accumulation Unit Value. However, purchasing either of these options will result in a higher charge. The Guaranteed Withdrawal Benefit was introduced on July 17, 2004.



                                TABLES GROUP II


       METROPOLITAN FUND AND MET INVESTORS FUND SHARE CLASS B PORTFOLIOS



   Share Class B of the Metropolitan Fund and Met Investors Fund Portfolios was made available May 1, 2004. The accumulation unit values for the Deferred Annuity with the Metropolitan Fund and Met Investors Fund Share Class B Portfolios reflect 12b-1 Plan fees currently in place. A lower charge for the Guaranteed Minimum Income Benefit when it was purchased with either of the optional death benefits was in effect from May 1, 2004 through April 30, 2005. Version III of the Guaranteed Minimum Income Benefit was introduced May 1, 2005. Had Version III of the Guaranteed Minimum Income Benefit currently available been available during prior time periods, the accumulation unit values for mixes including it would have been lower. The information in these tables has been derived from the Separate Account's full financial statements or other reports (such as the annual report). The Guaranteed Minimum Income Benefit and Guaranteed Withdrawal Benefit charges are made by canceling accumulation units and, therefore, these charges are not reflected in the Accumulation Unit Value. However, purchasing either of these options will result in a higher charge. The Guaranteed Withdrawal Benefit was introduced on July 17, 2004.

                                    GROUP I
                       B CLASS WITH BASIC DEATH BENEFIT


                                                                                  NUMBER OF
                                                       BEGINNING OF              ACCUMULATION
                                                           YEAR     END OF YEAR  UNITS END OF
                                                       ACCUMULATION ACCUMULATION   YEAR (IN
                                                  YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                  ---- ------------ ------------ ------------
BlackRock Aggressive Growth Division/(c)/........ 2004    $34.94       $38.91        156.30
                                                  2003     25.16        34.94        109.45
                                                  2002     35.78        25.16         26.83
                                                  2001     37.92        35.78             0

BlackRock Bond Income Division/(a)/.............. 2004     48.34        49.77        633.04
                                                  2003     46.31        48.34        465.65
                                                  2002     43.36        46.31        207.29
                                                  2001     42.18        43.36             0

BlackRock Diversified Division/(c)/.............. 2004     37.46        40.06        977.17
                                                  2003     31.50        37.46        603.99
                                                  2002     37.06        31.50        212.79
                                                  2001     38.00        37.06             0

BlackRock Investment Trust Division/(c)/......... 2004     63.36        69.27        298.67
                                                  2003     49.34        63.36        221.15
                                                  2002     67.70        49.34         79.78
                                                  2001     72.49        67.70             0

BlackRock Large Cap Value Division/(d)/.......... 2004     10.61        11.87        665.84
                                                  2003      7.93        10.61        347.10
                                                  2002     10.00         7.93         61.99

BlackRock Strategic Value Division/(c)/.......... 2004     16.08        18.29      2,936.78
                                                  2003     10.86        16.08      1,935.48
                                                  2002     14.01        10.86        796.00
                                                  2001     14.24        14.01             0

Davis Venture Value Division/(c)/................ 2004     28.45        31.50        698.14
                                                  2003     22.03        28.45        347.99
                                                  2002     26.73        22.03        115.14
                                                  2001     27.46        26.73             0

FI International Stock Division/(c)/............. 2004     11.97        13.94        551.56
                                                  2003      9.48        11.97        484.43
                                                  2002     11.65         9.48        178.14
                                                  2001     12.45        11.65             0

FI Mid Cap Opportunities Division/(h)/........... 2004     14.68        16.96             0
                                                  2003     11.05        14.68        348.99
                                                  2002     15.79        11.05        147.10
                                                  2001     18.33        15.79             0

FI Value Leaders Division/(d)/................... 2004     23.77        26.65        161.55
                                                  2003     18.99        23.77         97.41
                                                  2002     23.05        18.99         11.62

Franklin Templeton Small Cap Growth Division/(c)/ 2004      8.97         9.84        513.19
                                                  2003      6.28         8.97        347.70
                                                  2002      8.81         6.28        139.63
                                                  2001      9.18         8.81             0

                                                                                      NUMBER OF
                                                           BEGINNING OF              ACCUMULATION
                                                               YEAR     END OF YEAR  UNITS END OF
                                                           ACCUMULATION ACCUMULATION   YEAR (IN
                                                      YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                      ---- ------------ ------------ ------------
Harris Oakmark Focused Value Division/(c)/........... 2004    $31.30       $33.93      1,146.37
                                                      2003     23.93        31.30        770.53
                                                      2002     26.62        23.93        319.70
                                                      2001     25.72        26.62             0

Harris Oakmark International Division/(d)/........... 2004     11.82        14.08        619.95
                                                      2003      8.85        11.82        215.93
                                                      2002     10.91         8.85         26.55

Harris Oakmark Large Cap Value Division/(c)/......... 2004     12.10        13.29      2,844.74
                                                      2003      9.77        12.10      1,979.92
                                                      2002     11.54         9.77        841.40
                                                      2001     11.70        11.54             0

Janus Aggressive Growth Division/(e)/................ 2004      6.81         7.30        275.10
                                                      2003      5.31         6.81        223.01
                                                      2002      7.75         5.31        121.49
                                                      2001      8.87         7.75

Lehman Brothers(R) Aggregate Bond Index Division/(c)/ 2004     12.73        13.06      6,975.65
                                                      2003     12.46        12.73      4,126.37
                                                      2002     11.46        12.46      1,270.56
                                                      2001     11.23        11.46             0

Loomis Sayles Small Cap Division/(c)/................ 2004     23.67        27.16        126.58
                                                      2003     17.59        23.67         84.98
                                                      2002     22.73        17.59         30.56
                                                      2001     23.21        22.73             0

Lord Abbett Bond Debenture Division/(b)/............. 2004     12.46        13.31      1,086.67
                                                      2003     10.57        12.46        701.24
                                                      2002     10.58        10.57        108.57
                                                      2001     10.84        10.58             0

Met/AIM Mid Cap Core Equity Division/(d)/............ 2004     12.10        13.67        489.91
                                                      2003      9.70        12.10        308.77
                                                      2002     11.41         9.70         60.12

Met/AIM Small Cap Growth Division/(d)/............... 2004     11.68        12.29        237.35
                                                      2003      8.51        11.68        136.85
                                                      2002     11.24         8.51         46.27

Met/Putnam Voyager Division/(c) (g)/................. 2004      4.30         4.44        515.46
                                                      2003      3.46         4.30        417.29
                                                      2002      4.94         3.46        205.62
                                                      2001      5.40         4.94             0

MetLife Mid Cap Stock Index Division/(c)/............ 2004     11.56        13.22      1,956.60
                                                      2003      8.68        11.56      1,822.43
                                                      2002     10.35         8.68        569.76
                                                      2001     10.45        10.35             0

MetLife Stock Index Division/(c)/.................... 2004     35.47        38.66      3,187.95
                                                      2003     28.06        35.47      1,642.61
                                                      2002     36.62        28.06        444.24
                                                      2001     38.76        36.62             0

                                                                                            NUMBER OF
                                                                 BEGINNING OF              ACCUMULATION
                                                                     YEAR     END OF YEAR  UNITS END OF
                                                                 ACCUMULATION ACCUMULATION   YEAR (IN
                                                            YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                            ---- ------------ ------------ ------------
MFS Investors Trust Division/(c)/.......................... 2004    $ 7.87       $ 8.65        391.32
                                                            2003      6.56         7.87        220.51
                                                            2002      8.33         6.56         73.89
                                                            2001      8.75         8.33             0

MFS Research International Division/(c)/................... 2004      9.55        11.28        366.83
                                                            2003      7.32         9.54        267.43
                                                            2002      8.39         7.32        128.79
                                                            2001      9.03         8.39             0

Morgan Stanley EAFE(R) Index Division/(c)/................. 2004      9.66        11.39      2,508.51
                                                            2003      7.12         9.66      2,261.79
                                                            2002      8.65         7.12        634.34
                                                            2001      9.42         8.65             0

Neuberger Berman Mid Cap Value Division/(c)/............... 2004     18.18        22.04      1,282.09
                                                            2003     13.50        18.18        624.46
                                                            2002     15.14        13.50        222.74
                                                            2001     15.44        15.14             0

Oppenheimer Global Equity Division/(c)/.................... 2004     13.10        15.03        371.22
                                                            2003     10.18        13.10        304.09
                                                            2002     12.29        10.18        112.44
                                                            2001     13.02        12.29             0

PIMCO Total Return Division/(c)/........................... 2004     11.65        12.08      4,762.35
                                                            2003     11.30        11.65      3,804.83
                                                            2002     10.46        11.30      1,550.34
                                                            2001     10.26        10.46             0

RCM Global Technology Division/(c)/........................ 2004      4.63         4.37      1,653.98
                                                            2003      2.98         4.63      1,104.38
                                                            2002      6.10         2.98        202.85
                                                            2001      7.06         6.10             0

Russell 2000(R) Index Division/(c)/........................ 2004     13.60        15.78      1,252.64
                                                            2003      9.43        13.60      1,129.51
                                                            2002     12.03         9.43        325.52
                                                            2001     12.08        12.03             0

Salomon Brothers Strategic Bond Opportunities Division/(c)/ 2004     19.27        20.26      1,414.14
                                                            2003     17.34        19.27        881.38
                                                            2002     16.06        17.34        206.42
                                                            2001     15.74        16.06             0

Salomon Brothers U.S. Government Division/(c)/............. 2004     15.92        16.16      1,466.21
                                                            2003     15.87        15.92      1,412.01
                                                            2002     14.94        15.87        883.29
                                                            2001     14.64        14.94             0

T. Rowe Price Large Cap Growth Division/(c)/............... 2004     11.31        12.25        856.65
                                                            2003      8.77        11.31        548.86
                                                            2002     11.57         8.77        192.64
                                                            2001     11.70        11.57             0

                                                                             NUMBER OF
                                                  BEGINNING OF              ACCUMULATION
                                                      YEAR     END OF YEAR  UNITS END OF
                                                  ACCUMULATION ACCUMULATION   YEAR (IN
                                             YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                             ---- ------------ ------------ ------------
T. Rowe Price Mid-Cap Growth Division/(c)/.. 2004    $ 6.17       $ 7.19      1,149.85
                                             2003      4.57         6.17        675.77
                                             2002      8.27         4.57        160.72
                                             2001      8.65         8.27             0

T. Rowe Price Small Cap Growth Division/(c)/ 2004     12.22        13.40        532.10
                                             2003      8.80        12.22        344.99
                                             2002     12.17         8.80        104.81
                                             2001     12.36        12.17             0

                                    GROUP I
                  B CLASS WITH EARNINGS PRESERVATION BENEFIT


                                                                                         NUMBER OF
                                                              BEGINNING OF              ACCUMULATION
                                                                  YEAR     END OF YEAR  UNITS END OF
                                                              ACCUMULATION ACCUMULATION   YEAR (IN
                                                         YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                         ---- ------------ ------------ ------------
American Funds Global Small Capitalization Division/(c)/ 2004   $ 16.14      $ 19.19        41.05
                                                         2003     10.69        16.14        21.72
                                                         2002     13.43        10.69      11.5778
                                                         2001     13.75        13.43

American Funds Growth Division/(c)/..................... 2004    109.75       121.43        19.35
                                                         2003     81.56       109.75        13.97
                                                         2002    109.75        81.56       3.8726
                                                         2001    121.23       109.75            0

American Funds Growth-Income Division/(c)/.............. 2004     85.41        92.72        24.86
                                                         2003     65.57        85.41        14.12
                                                         2002     81.64        65.57       6.2364
                                                         2001     85.05        81.64            0

BlackRock Aggressive Growth Division/(c)/............... 2004     33.59        37.32         3.54
                                                         2003     24.26        33.59         2.33
                                                         2002     34.58        24.26        .4693
                                                         2001     36.68        34.58            0

BlackRock Bond Income Division/(a)/..................... 2004     45.92        47.17        14.98
                                                         2003     44.11        45.92        14.89
                                                         2002     41.40        44.11      11.0482
                                                         2001     40.31        41.40            0

BlackRock Diversified Division/(c)/..................... 2004     35.86        38.25        16.55
                                                         2003     30.23        35.86        17.40
                                                         2002     35.66        30.23       4.5058
                                                         2001     36.59        35.66            0

BlackRock Investment Trust Division/(c)/................ 2004     60.19        65.64         6.83
                                                         2003     46.99        60.19        60.72
                                                         2002     64.64        46.99       3.2369
                                                         2001     69.28        64.64            0

BlackRock Large Cap Value Division/(d)/................. 2004     10.56        11.79        12.81
                                                         2003      7.92        10.56         2.69
                                                         2002     10.00         7.92        .0464

BlackRock Strategic Value Division/(c)/................. 2004     15.94        18.08        58.42
                                                         2003     10.80        15.94        45.45
                                                         2002     13.96        10.80      30.7045
                                                         2001     14.20        13.96            0

Davis Venture Value Division/(c)/....................... 2004     27.80        30.71        11.37
                                                         2003     21.59        27.80         9.29
                                                         2002     26.26        21.59       1.1835
                                                         2001     27.00        26.26            0

FI International Stock Division/(c)/.................... 2004     11.59        13.47         4.52
                                                         2003      9.20        11.59         5.02
                                                         2002     11.34         9.20       2.6122
                                                         2001     12.14        11.34            0

                                                                                   NUMBER OF
                                                        BEGINNING OF              ACCUMULATION
                                                            YEAR     END OF YEAR  UNITS END OF
                                                        ACCUMULATION ACCUMULATION   YEAR (IN
                                                   YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                   ---- ------------ ------------ ------------

FI Mid Cap Opportunities Division/(h)/............ 2004    $14.43       $16.63        27.85
                                                   2003     10.89        14.43        12.41
                                                   2002     15.60        10.89       5.5662
                                                   2001     18.13        15.60            0

FI Value Leaders Division/(d)/.................... 2004     23.14        25.88         2.65
                                                   2003     18.54        23.14         2.07
                                                   2002     22.53        18.54        .0154

Franklin Templeton Small Cap Growth Division/(c)/. 2004      8.91         9.75         5.33
                                                   2003      6.25         8.91         6.42
                                                   2002      8.79         6.25        .8783
                                                   2001      9.17         8.79            0

Harris Oakmark Focused Value Division/(c)/........ 2004     30.48        32.95        26.04
                                                   2003     23.36        30.48        18.64
                                                   2002     26.05        23.36      12.9733
                                                   2001     25.20        26.05            0

Harris Oakmark International Division/(d)/........ 2004     11.75        13.97         5.01
                                                   2003      8.83        11.75         1.72
                                                   2002     10.90         8.83        .1232

Harris Oakmark Large Cap Value Division/(c)/...... 2004     11.94        13.09        71.18
                                                   2003      9.67        11.94        51.21
                                                   2002     11.45         9.67      34.7514
                                                   2001     11.62        11.45

Janus Aggressive Growth Division/(c) (e)/......... 2004      6.76         7.23         3.22
                                                   2003      5.29         6.76         1.90
                                                   2002      7.74         5.29       3.3399
                                                   2001      8.87         7.74            0

Lehman Brothers Aggregate Bond Index Division/(c)/ 2004     12.57        12.86        86.68
                                                   2003     12.33        12.57        54.53
                                                   2002     11.37        12.33      33.5558
                                                   2001     11.16        11.37            0

Loomis Sayles Small Cap Division/(c)/............. 2004     23.11        26.45         6.75
                                                   2003     17.21        23.11         3.32
                                                   2002     22.30        17.21       1.5328
                                                   2001     22.79        22.30            0

Lord Abbett Bond Debenture Division/(b)/.......... 2004     12.25        13.06        33.80
                                                   2003     10.42        12.25        33.03
                                                   2002     10.45        10.42       1.9968
                                                   2001     10.72        10.45            0

MET/AIM Mid Cap Core Equity Division/(d)/......... 2004     12.03        13.56         6.99
                                                   2003      9.67        12.03         5.23
                                                   2002     11.39         9.67        .0378

MET/AIM Small Cap Growth Division/(d)/............ 2004     11.62        12.19         5.40
                                                   2003      8.48        11.62         3.48
                                                   2002     11.23         8.48       1.2889

                                                                             NUMBER OF
                                                  BEGINNING OF              ACCUMULATION
                                                      YEAR     END OF YEAR  UNITS END OF
                                                  ACCUMULATION ACCUMULATION   YEAR (IN
                                             YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                             ---- ------------ ------------ ------------

Met/Putnam Voyager Division/(c) (g)/........ 2004    $ 4.26       $ 4.39         8.03
                                             2003      3.44         4.26         5.78
                                             2002      4.92         3.44        6.562
                                             2001      5.39         4.92            0

MetLife Mid Cap Stock Index Division/(c)/... 2004     11.46        13.07        37.42
                                             2003      8.63        11.46        36.59
                                             2002     10.31         8.63      17.2997
                                             2001     10.42        10.31            0

MetLife Stock Index Division/(c)/........... 2004     34.28        37.27        75.70
                                             2003     27.19        34.28        48.27
                                             2002     35.57        27.19      14.2245
                                             2001     37.69        35.57            0

MFS Investors Trust Division/(c)/........... 2004      7.78         8.52         8.37
                                             2003      6.50         7.78         4.47
                                             2002      8.27         6.50         .729
                                             2001      8.70         8.27            0

MFS Research International Division/(c)/.... 2004      9.48        11.17         7.27
                                             2003      7.28         9.48         6.37
                                             2002      8.37         7.28       1.1564
                                             2001      9.02         8.37            0

Morgan Stanley EAFE Index Division/(c)/..... 2004      9.53        11.21        43.82
                                             2003      7.05         9.53        37.89
                                             2002      8.59         7.05      15.9787
                                             2001      9.36         8.59            0

Neuberger Berman Mid Cap Value Division/(c)/ 2004     17.95        21.70        25.65
                                             2003     13.36        17.95        16.50
                                             2002     15.02        13.36      10.7329
                                             2001     15.34        15.02            0

Oppenheimer Global Equity Division/(c)/..... 2004     12.88        14.73        13.22
                                             2003     10.03        12.88        12.72
                                             2002     12.14        10.03       3.4033
                                             2001     12.88        12.14            0

PIMCO Total Return Division/(c)/............ 2004     11.57        11.97        80.03
                                             2003     11.25        11.57        79.84
                                             2002     10.44        11.25      33.6049
                                             2001     10.25        10.44            0

RCM Global Technology Division/(c)/......... 2004      4.60         4.33        40.21
                                             2003      2.96         4.60        32.01
                                             2002      6.09         2.96       3.7204
                                             2001      7.05         6.09            0

Russell 2000 Index Division/(c)/............ 2004     13.43        15.54        37.27
                                             2003      9.34        13.43        23.97
                                             2002     11.93         9.34      10.1323
                                             2001     12.00        11.93            0

                                                                                            NUMBER OF
                                                                 BEGINNING OF              ACCUMULATION
                                                                     YEAR     END OF YEAR  UNITS END OF
                                                                 ACCUMULATION ACCUMULATION   YEAR (IN
                                                            YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                            ---- ------------ ------------ ------------

Salomon Brothers Strategic Bond Opportunities Division/(c)/ 2004    $18.83       $19.75        22.13
                                                            2003     16.99        18.83        12.14
                                                            2002     15.77        16.99       2.3907
                                                            2001     15.48        15.77            0

Salomon Brothers U.S. Government Division/(c)/............. 2004     15.56        15.75        29.49
                                                            2003     15.55        15.56        31.13
                                                            2002     14.67        15.55      27.4269
                                                            2001     14.39        14.67            0

T. Rowe Price Large Cap Growth Division/(c)/............... 2004     11.16        12.07        29.75
                                                            2003      8.68        11.16        19.96
                                                            2002     11.48         8.68      10.0153
                                                            2001     11.62        11.48            0

T. Rowe Price Mid-Cap Growth Division/(c)/................. 2004      6.13         7.12        37.97
                                                            2003      4.55         6.13        24.33
                                                            2002      8.25         4.55      17.2567
                                                            2001      8.64         8.25            0

T. Rowe Price Small Cap Growth Division/(c)/............... 2004     12.01        13.14        14.62
                                                            2003      8.67        12.01         7.03
                                                            2002     12.02         8.67        2.846
                                                            2001     12.22        12.02            0

                                    GROUP I
                                    TABLE D
                   B CLASS WITH ANNUAL STEP-UP DEATH BENEFIT


                                                                                         NUMBER OF
                                                              BEGINNING OF              ACCUMULATION
                                                                  YEAR     END OF YEAR  UNITS END OF
                                                              ACCUMULATION ACCUMULATION   YEAR (IN
                                                         YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                         ---- ------------ ------------ ------------
American Funds Global Small Capitalization Division/(c)/ 2004   $ 16.19      $ 19.25        408.38
                                                         2003     10.76        16.19        155.88
                                                         2002     13.50        10.76       42.8167
                                                         2001     13.82        13.50             0

American Funds Growth Division/(c)/..................... 2004    110.90       122.77        181.05
                                                         2003     83.90       110.90         96.56
                                                         2002    112.74        83.90       24.9383
                                                         2001    124.46       112.74         49.70

American Funds Growth-Income Division/(c)/.............. 2004     86.31        93.74        220.43
                                                         2003     67.45        86.31        121.26
                                                         2002     83.86        67.45       34.4318
                                                         2001     87.32        83.86         67.89

BlackRock Aggressive Growth Division/(c)/............... 2004     33.86        37.63         50.19
                                                         2003     24.80        33.86         38.86
                                                         2002     35.30        24.80        7.3789
                                                         2001     37.42        35.30             0

BlackRock Bond Income Division/(a)/..................... 2004     46.39        47.68        106.00
                                                         2003     45.42        46.39         91.03
                                                         2002     42.57        45.42       48.4629
                                                         2001     41.42        42.57      1,903.48

BlackRock Diversified Division/(c)/..................... 2004     36.17        38.60        200.56
                                                         2003     30.99        36.17        164.29
                                                         2002     36.49        30.99       52.8699
                                                         2001     37.43        36.49             0

BlackRock Investment Trust Division/(c)/................ 2004     60.81        66.35         60.46
                                                         2003     48.38        60.81         57.55
                                                         2002     66.46        48.38       22.0987
                                                         2001     71.19        66.46             0

BlackRock Large Cap Value Division/(d)/................. 2004     10.57        11.80        174.69
                                                         2003      7.92        10.57         98.69
                                                         2002     10.00         7.93       25.9739

BlackRock Strategic Value Division/(c)/................. 2004     15.97        18.12        678.01
                                                         2003     10.84        15.97        531.88
                                                         2002     13.99        10.84      238.1783
                                                         2001     14.23        13.99        417.32

Davis Venture Value Division/(c)/....................... 2004     27.93        30.86        143.47
                                                         2003     21.85        27.93         93.19
                                                         2002     26.54        21.85       26.0367
                                                         2001     27.27        26.54             0

FI International Stock Division/(c)/.................... 2004     11.67        13.57        132.01
                                                         2003      9.37        11.67        117.71
                                                         2002     11.52         9.37       43.5944
                                                         2001     12.33        11.52             0

                                                                                   NUMBER OF
                                                        BEGINNING OF              ACCUMULATION
                                                            YEAR     END OF YEAR  UNITS END OF
                                                        ACCUMULATION ACCUMULATION   YEAR (IN
                                                   YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                   ---- ------------ ------------ ------------
FI Mid Cap Opportunities Division/(h)/............ 2004    $14.48       $16.69        184.34
                                                   2003     10.98        14.48         90.65
                                                   2002     15.71        10.98       27.9733
                                                   2001     18.25        15.71             0

FI Value Leaders Division/(d)/.................... 2004     23.27        26.04         27.98
                                                   2003     18.81        23.27         20.11
                                                   2002     22.84        18.81        1.2259

Franklin Templeton Small Cap Growth Division/(c)/. 2004      8.92         9.77        167.90
                                                   2003      6.27         8.92        150.61
                                                   2002      8.80         6.27       42.1483
                                                   2001      9.18         8.80        640.84

Harris Oakmark Focused Value Division/(c)/........ 2004     30.64        33.14        270.80
                                                   2003     23.70        30.64        227.75
                                                   2002     26.39        23.70       100.258
                                                   2001     25.51        26.39      2,998.79

Harris Oakmark International Division/(d)/........ 2004     11.77        13.99        155.56
                                                   2003      8.84        11.77         37.43
                                                   2002     10.91         8.84        1.3756

Harris Oakmark Large Cap Value Division/(c)/...... 2004     11.97        13.13        726.14
                                                   2003      9.73        11.97        598.56
                                                   2002     11.51         9.73      250.0609
                                                   2001     11.67        11.51      6,882.86

Janus Aggressive Growth Division/(c) (e)/......... 2004      6.77         7.24         55.38
                                                   2003      5.30         6.77         49.64
                                                   2002      7.75         5.30       35.2502
                                                   2001      8.87         7.75        742.38

Lehman Brothers Aggregate Bond Index Division/(c)/ 2004     12.60        12.90      1,416.37
                                                   2003     12.40        12.60        956.25
                                                   2002     11.42        12.40      312.4582
                                                   2001     11.20        11.42      6,258.22

Loomis Sayles Small Cap Division/(c)/............. 2004     23.22        26.59         25.84
                                                   2003     17.44        23.22         17.31
                                                   2002     22.56        17.44        8.8451
                                                   2001     23.04        22.56             0

Lord Abbett Bond Debenture Division/(b)/.......... 2004     12.29        13.11        272.56
                                                   2003     10.51        12.29        203.09
                                                   2002     10.53        10.51       25.5283
                                                   2001     10.79        10.53             0

MET/AIM Mid Cap Core Equity Division/(d)/......... 2004     12.05        13.58        104.48
                                                   2003      9.68        12.05         81.96
                                                   2002     11.40         9.68       27.3618

MET/AIM Small Cap Growth Division/(d)/............ 2004     11.63        12.21         89.63
                                                   2003      8.50        11.63         55.46
                                                   2002     11.23         8.50       11.9895

                                                                             NUMBER OF
                                                  BEGINNING OF              ACCUMULATION
                                                      YEAR     END OF YEAR  UNITS END OF
                                                  ACCUMULATION ACCUMULATION   YEAR (IN
                                             YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                             ---- ------------ ------------ ------------
Met/Putnam Voyager Division/(c) (g)/........ 2004    $ 4.27       $ 4.40        143.01
                                             2003      3.45         4.27        139.15
                                             2002      4.93         3.45       45.5048
                                             2001      5.40         4.93             0

MetLife Mid Cap Stock Index Division/(c)/... 2004     11.48        13.10        424.73
                                             2003      8.66        11.48        414.65
                                             2002     10.33         8.66      172.2108
                                             2001     10.44        10.33             0

MetLife Stock Index Division/(c)/........... 2004     34.51        37.54        567.30
                                             2003     27.71        34.51        350.46
                                             2002     36.20        27.71      119.4537
                                             2001     38.33        36.20             0

MFS Investors Trust Division/(c)/........... 2004      7.80         8.55         96.86
                                             2003      6.54         7.80         61.86
                                             2002      8.31         6.54        21.502
                                             2001      8.73         8.31             0

MFS Research International Division/(c)/.... 2004      9.51        11.21        121.07
                                             2003      7.30         9.51        102.35
                                             2002      8.38         7.30       43.7086
                                             2001      9.02         8.38        684.90

Morgan Stanley EAFE Index Division/(c)/..... 2004      9.56        11.25        502.00
                                             2003      7.09         9.56        452.59
                                             2002      8.63         7.09      185.0284
                                             2001      9.40         8.63             0

Neuberger Berman Mid Cap Value Division/(c)/ 2004     17.99        21.77        328.49
                                             2003     13.44        17.99        185.13
                                             2002     15.09        13.44       61.7745
                                             2001     15.40        15.09             0

Oppenheimer Global Equity Division/(c)/..... 2004     12.93        14.79        120.72
                                             2003     10.12        12.93        103.06
                                             2002     12.23        10.12       25.6921
                                             2001     12.97        12.23             0

PIMCO Total Return Division/(c)/............ 2004     11.59        11.99      1,105.98
                                             2003     11.28        11.59        965.96
                                             2002     10.45        11.28      348.3545
                                             2001     10.25        10.45        904.19

RCM Global Technology Division/(c)/......... 2004      4.60         4.33        434.67
                                             2003      2.97         4.60        366.28
                                             2002      6.10         2.97       26.8958
                                             2001      7.05         6.10             0

Russell 2000 Index Division/(c)/............ 2004     13.46        15.59        314.27
                                             2003      9.40        13.46        292.80
                                             2002     11.99         9.40       88.3595
                                             2001     12.05        11.99             0

                                                                                            NUMBER OF
                                                                 BEGINNING OF              ACCUMULATION
                                                                     YEAR     END OF YEAR  UNITS END OF
                                                                 ACCUMULATION ACCUMULATION   YEAR (IN
                                                            YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                            ---- ------------ ------------ ------------
Salomon Brothers Strategic Bond Opportunities Division/(c)/ 2004    $18.92       $19.85        350.51
                                                            2003     17.20        18.92        246.68
                                                            2002     15.94        17.20       63.3457
                                                            2001     15.63        15.94             0

Salomon Brothers U.S. Government Division/(c)/............. 2004     15.63        15.83        356.52
                                                            2003     15.75        15.63        335.48
                                                            2002     14.83        15.75      187.8153
                                                            2001     14.54        14.83             0

T. Rowe Price Large Cap Growth Division/(c)/............... 2004     11.19        12.11        183.15
                                                            2003      8.73        11.19        139.06
                                                            2002     11.54         8.73       31.2911
                                                            2001     11.67        11.54             0

T. Rowe Price Mid-Cap Growth Division/(c)/................. 2004      6.14         7.14        299.50
                                                            2003      4.56         6.14        171.30
                                                            2002      8.26         4.56       82.6621
                                                            2001      8.64         8.26        703.39

T. Rowe Price Small Cap Growth Division/(c)/............... 2004     12.06        13.19        106.04
                                                            2003      8.73        12.06         79.86
                                                            2002     12.11         8.75       20.2661
                                                            2001     12.30        12.11             0

                                    GROUP I
                   B CLASS WITH GREATER OF ANNUAL STEP-UP OR
                       5% ANNUAL INCREASE DEATH BENEFIT


                                                                                         NUMBER OF
                                                              BEGINNING OF              ACCUMULATION
                                                                  YEAR     END OF YEAR  UNITS END OF
                                                              ACCUMULATION ACCUMULATION   YEAR (IN
                                                         YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                         ---- ------------ ------------ ------------
American Funds Global Small Capitalization Division/(c)/ 2004   $ 16.05      $ 19.06       123.57
                                                         2003     10.69        16.05        44.97
                                                         2002     13.43        10.69      11.3615
                                                         2001     13.75        13.43            0

American Funds Growth Division/(c)/..................... 2004    107.59       118.94        64.42
                                                         2003     81.56       107.59        31.85
                                                         2002    109.75        81.56       8.9592
                                                         2001    121.23       109.75            0

American Funds Growth-Income Division/(c)/.............. 2004     83.73        90.80        79.03
                                                         2003     65.57        83.73        34.50
                                                         2002     81.64        65.57      13.7388
                                                         2001     85.05        81.64            0

BlackRock Aggressive Growth Division/(c)/............... 2004     33.07        36.70         9.47
                                                         2003     24.26        33.07         6.91
                                                         2002     34.58        24.26       1.7332
                                                         2001     36.68        34.58            0

BlackRock Bond Income Division/(a)/..................... 2004     44.99        46.16        39.50
                                                         2003     44.11        44.99        32.71
                                                         2002     41.40        44.11      21.8770
                                                         2001     40.31        41.40            0

BlackRock Diversified Division/(c)/..................... 2004     35.24        37.55        65.87
                                                         2003     30.23        35.24        49.96
                                                         2002     35.66        30.23      13.8607
                                                         2001     36.59        35.66            0

BlackRock Investment Trust Division/(c)/................ 2004     58.97        64.24        22.91
                                                         2003     46.99        58.97        17.16
                                                         2002     64.64        46.99      11.7707
                                                         2001     69.28        64.64            0

BlackRock Large Cap Value Division/(d)/................. 2004     10.55        11.76        32.16
                                                         2003      7.92        10.55        22.50
                                                         2002     10.00         7.92       5.4459

BlackRock Strategic Value Division/(c)/................. 2004     15.89        18.00       203.56
                                                         2003     10.80        15.89       152.52
                                                         2002     13.96        10.80      90.4366
                                                         2001     14.20        13.96            0

Davis Venture Value Division/(c)/....................... 2004     27.55        30.40        67.86
                                                         2003     21.59        27.55        44.84
                                                         2002     26.26        21.59      13.7811
                                                         2001     27.00        26.26            0

                                                                                   NUMBER OF
                                                        BEGINNING OF              ACCUMULATION
                                                            YEAR     END OF YEAR  UNITS END OF
                                                        ACCUMULATION ACCUMULATION   YEAR (IN
                                                   YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                   ---- ------------ ------------ ------------
FI International Stock Division/(c)/.............. 2004    $11.45       $13.29         33.66
                                                   2003      9.20        11.45         33.49
                                                   2002     11.34         9.20       22.1825
                                                   2001     12.14        11.34             0

FI Mid Cap Opportunities Cap Division/(h)/........ 2004     14.33        16.50         58.89
                                                   2003     10.89        14.33         18.23
                                                   2002     15.60        10.89        6.9292
                                                   2001     18.13        15.60             0

FI Value Leaders Division/(d)/.................... 2004     22.90        25.58         12.48
                                                   2003     18.54        22.90         12.61
                                                   2002     22.53        18.54         .0155

Franklin Templeton Small Cap Growth Division/(c)/. 2004      8.88         9.72         39.33
                                                   2003      6.25         8.88         25.82
                                                   2002      8.79         6.25        7.6511
                                                   2001      9.17         8.79             0

Harris Oakmark Focused Value Division/(c)/........ 2004     30.15        32.57         94.70
                                                   2003     23.36        30.15         68.04
                                                   2002     26.05        23.36       30.2872
                                                   2001     25.20        26.05             0

Harris Oakmark International Division/(d)/........ 2004     11.73        13.92         34.28
                                                   2003      8.83        11.73         11.44
                                                   2002     10.90         8.83        1.4993

Harris Oakmark Large Cap Value Division/(c)/...... 2004     11.88        13.01        224.72
                                                   2003      9.67        11.88        204.80
                                                   2002     11.45         9.67      101.4924
                                                   2001     11.62        11.45             0

Janus Aggressive Growth Division/(c) (e)/......... 2004      6.75         7.20         10.05
                                                   2003      5.29         6.75          8.05
                                                   2002      7.74         5.29        5.7802
                                                   2001      8.87         7.74             0

Lehman Brothers Aggregate Bond Index Division/(c)/ 2004     12.50        12.78        389.33
                                                   2003     12.33        12.50        253.93
                                                   2002     11.37        12.33      119.7994
                                                   2001     11.16        11.37             0

Loomis Sayles Small Cap Division/(c)/............. 2004     22.88        26.16         11.30
                                                   2003     17.21        22.88          5.83
                                                   2002     22.30        17.21        3.0041
                                                   2001     22.79        22.30             0

Lord Abbett Bond Debenture Division/(b)/.......... 2004     12.17        12.95        106.32
                                                   2003     10.42        12.17         78.53
                                                   2002     10.45        10.42       13.3010
                                                   2001     10.72        10.45             0

MET/AIM Mid Cap Core Equity Division/(d)/......... 2004     12.01        13.52         10.56
                                                   2003      9.67        12.01         13.32
                                                   2002     11.39         9.67        4.1455

                                                                             NUMBER OF
                                                  BEGINNING OF              ACCUMULATION
                                                      YEAR     END OF YEAR  UNITS END OF
                                                  ACCUMULATION ACCUMULATION   YEAR (IN
                                             YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                             ---- ------------ ------------ ------------
MET/AIM Small Cap Growth Division/(d)/...... 2004    $11.59       $12.15          9.22
                                             2003      8.48        11.59          3.63
                                             2002     11.23         8.48        3.1270

Met/Putnam Voyager Division/(c) (g)/........ 2004      4.24         4.37         50.08
                                             2003      3.44         4.24
                                             2002      4.92         3.44       35.3573
                                             2001      5.39         4.92             0

MetLife Mid Cap Stock Index Division/(c)/... 2004     11.42        13.01        137.09
                                             2003      8.63        11.42        102.99
                                             2002     10.31         8.63       41.8576
                                             2001     10.42        10.31             0

MetLife Stock Index Division/(c)/........... 2004     33.81        36.72        179.42
                                             2003     27.19        33.81         95.42
                                             2002     35.57        27.19       32.6419
                                             2001     37.69        35.57             0

MFS Investors Trust Division/(c)/........... 2004      7.74         8.48         42.52
                                             2003      6.50         7.74         36.09
                                             2002      8.27         6.50        44.461
                                             2001      8.70         8.27             0

MFS Research International Division/(c)/.... 2004      9.45        11.12         10.45
                                             2003      7.28         9.45         10.55
                                             2002      8.37         7.28       10.2399
                                             2001      9.02         8.37             0

Morgan Stanley EAFE Index Division/(c)/..... 2004      9.49        11.14        146.39
                                             2003      7.05         9.49        126.46
                                             2002      8.59         7.05       59.8741
                                             2001      9.36         8.59             0

Neuberger Berman Mid Cap Value Division/(c)/ 2004     17.86        21.57         86.89
                                             2003     13.36        17.86         43.63
                                             2002     15.02        13.36       21.9528
                                             2001     15.34        15.02             0

Oppenheimer Global Equity Division/(c)/..... 2004     12.79        14.62         34.23
                                             2003     10.03        12.79         27.76
                                             2002     12.14        10.03        3.4582
                                             2001     12.88        12.14             0

PIMCO Total Return Division/(c)/............ 2004     11.54        11.92        269.90
                                             2003     11.25        11.54        216.26
                                             2002     10.44        11.25      101.1893
                                             2001     10.25        10.44             0

RCM Global Technology Division/(c)/......... 2004      4.58         4.31        106.24
                                             2003      2.96         4.58         83.66
                                             2002      6.09         2.96       22.6135
                                             2001      7.05         6.09             0

                                                                                            NUMBER OF
                                                                 BEGINNING OF              ACCUMULATION
                                                                     YEAR     END OF YEAR  UNITS END OF
                                                                 ACCUMULATION ACCUMULATION   YEAR (IN
                                                            YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                            ---- ------------ ------------ ------------
Russell 2000 Index Division/(c)/........................... 2004    $13.36       $15.44        68.92
                                                            2003      9.34        13.36        52.48
                                                            2002     11.93         9.34      24.5901
                                                            2001     12.00        11.93            0

Salomon Brothers Strategic Bond Opportunities Division/(c)/ 2004     18.66        19.55       110.41
                                                            2003     16.99        18.66        87.95
                                                            2002     15.77        16.99      26.2228
                                                            2001     15.48        15.77            0

Salomon Brothers U.S. Government Division/(c)/............. 2004     15.42        15.59        73.96
                                                            2003     15.55        15.42       216.26
                                                            2002     14.67        15.55      60.9621
                                                            2001     14.39        14.67            0

T. Rowe Price Large Cap Growth Division/(c)/............... 2004     11.10        11.99        97.78
                                                            2003      8.68        11.10        66.58
                                                            2002     11.48         8.68      32.7004
                                                            2001     11.62        11.48            0

T. Rowe Price Mid-Cap Growth Division/(c)/................. 2004      6.11         7.09        61.24
                                                            2003      4.55         6.11        41.77
                                                            2002      8.25         4.55      24.2219
                                                            2001      8.64         8.25            0

T. Rowe Price Small Cap Growth Division/(c)/............... 2004     11.93        13.03        38.47
                                                            2003      8.64        11.93        31.36
                                                            2002     12.02         8.67       6.6355
                                                            2001     12.22        12.02            0

                                    GROUP I
  B CLASS WITH ANNUAL STEP-UP DEATH BENEFIT AND EARNINGS PRESERVATION BENEFIT


                                                                                         NUMBER OF
                                                              BEGINNING OF              ACCUMULATION
                                                                  YEAR     END OF YEAR  UNITS END OF
                                                              ACCUMULATION ACCUMULATION   YEAR (IN
                                                         YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                         ---- ------------ ------------ ------------
American Funds Global Small Capitalization Division/(c)/ 2004   $ 15.96      $ 18.93        54.30
                                                         2003     10.64        15.96
                                                         2002     13.38        10.64      50.0659
                                                         2001     13.71        13.38            0

American Funds Growth Division/(c)/..................... 2004    105.47       116.46        26.21
                                                         2003     80.03       105.47        19.63
                                                         2002    107.81        80.03       9.5134
                                                         2001    119.13       107.81            0

American Funds Growth-Income Division/(c)/.............. 2004     82.08        88.92        30.73
                                                         2003     64.34        82.08        19.63
                                                         2002     80.19        64.34       4.3871
                                                         2001     83.58        80.19            0

BlackRock Aggressive Growth Division/(c)/............... 2004     32.56        36.09         4.96
                                                         2003     23.90        32.56         4.93
                                                         2002     34.11        23.90       2.8567
                                                         2001     36.20        34.11            0

BlackRock Bond Income Division/(a)/..................... 2004     44.07        45.18         7.52
                                                         2003     43.25        44.07        19.73
                                                         2002     40.64        43.25      18.9125
                                                         2001     39.58        40.64            0

BlackRock Diversified Division/(c)/..................... 2004     34.63        36.86        15.22
                                                         2003     29.74        34.63        31.49
                                                         2002     35.11        29.74       3.9718
                                                         2001     36.05        35.11       409.17

BlackRock Investment Trust Division/(c)/................ 2004     57.77        62.87         2.87
                                                         2003     46.08        57.77         2.19
                                                         2002     63.45        46.08       1.7484
                                                         2001     68.04        63.45            0

BlackRock Large Cap Value Division/(d)/................. 2004     10.53        11.72         4.52
                                                         2003      7.91        10.53         3.41
                                                         2002     10.00         7.91        .1086

BlackRock Strategic Value Division/(c)/................. 2004     15.83        17.92       108.22
                                                         2003     10.77        15.83       104.78
                                                         2002     13.94        10.77      80.5334
                                                         2001     14.19        13.94       689.30

Davis Venture Value Division/(c)/....................... 2004     27.30        30.09        18.19
                                                         2003     21.41        27.30        10.99
                                                         2002     26.07        21.41       2.0661
                                                         2001     26.82        26.07       552.03

FI International Stock Division/(c)/.................... 2004     11.30        13.11        12.96
                                                         2003      9.10        11.30         8.02
                                                         2002     11.22         9.10       3.3054
                                                         2001     12.01        11.22            0

                                                                                   NUMBER OF
                                                        BEGINNING OF              ACCUMULATION
                                                            YEAR     END OF YEAR  UNITS END OF
                                                        ACCUMULATION ACCUMULATION   YEAR (IN
                                                   YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                   ---- ------------ ------------ ------------
FI Mid Cap Opportunities Division/(h)/............ 2004    $14.24       $16.37        20.72
                                                   2003     10.82        14.24        51.14
                                                   2002     15.52        10.82      49.9533
                                                   2001     18.05        15.52            0

FI Value Leaders Division/(d)/.................... 2004     22.65        25.29         1.80
                                                   2003     18.36        22.65         1.62
                                                   2002     22.33        18.36        .1216

Franklin Templeton Small Cap Growth Division/(c)/. 2004      8.86         9.68        13.33
                                                   2003      6.24         8.86        57.36
                                                   2002      8.79         6.24      85.9216
                                                   2001      9.17         8.79            0

Harris Oakmark Focused Value Division/(c)/........ 2004     29.83        32.19        64.46
                                                   2003     23.13        29.83        59.86
                                                   2002     25.83        23.13      47.7370
                                                   2001     24.99        25.83            0

Harris Oakmark International Division/(d)/........ 2004     11.70        13.88         8.95
                                                   2003      8.82        11.70         6.47
                                                   2002     10.90         8.82        .2576

Harris Oakmark Large Cap Value Division/(c)/...... 2004     11.82        12.93       128.74
                                                   2003      9.63        11.82       112.74
                                                   2002     11.42         9.63      91.2024
                                                   2001     11.59        11.42       842.15

Janus Aggressive Growth Division/(c) (e)/......... 2004      6.73         7.18        22.00
                                                   2003      5.28         6.73        21.00
                                                   2002      7.74         5.28      13.0307
                                                   2001      8.86         7.74            0

Lehman Brothers Aggregate Bond Index Division/(c)/ 2004     12.44        12.70        63.16
                                                   2003     12.28        12.44        45.51
                                                   2002     11.34        12.28      31.7367
                                                   2001     11.13        11.34            0

Loomis Sayles Small Cap Division/(c)/............. 2004     22.66        25.89         0.39
                                                   2003     17.06        22.66         0.39
                                                   2002     22.13        17.06        .2657
                                                   2001     22.62        22.13            0

Lord Abbett Bond Debenture Division/(b)/.......... 2004     12.08        12.85        20.46
                                                   2003     10.36        12.08        23.21
                                                   2002     10.40        10.36       4.6209
                                                   2001     10.67        10.40            0

MET/AIM Mid Cap Core Equity Division/(d)/......... 2004     11.98        13.47        11.66
                                                   2003      9.65        11.98        10.79
                                                   2002     11.38         9.65       2.4648

MET/AIM Small Cap Growth Division/(d)/............ 2004     11.56        12.11        16.24
                                                   2003      8.47        11.56        14.32
                                                   2002     11.22         8.47       2.3110

                                                                             NUMBER OF
                                                  BEGINNING OF              ACCUMULATION
                                                      YEAR     END OF YEAR  UNITS END OF
                                                  ACCUMULATION ACCUMULATION   YEAR (IN
                                             YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                             ---- ------------ ------------ ------------
Met/Putnam Voyager Division/(c) (g)/........ 2004    $ 4.23       $ 4.34         40.34
                                             2003      3.43         4.23         35.70
                                             2002      4.91         3.43        5.9181
                                             2001      5.38         4.91             0

MetLife Mid Cap Stock Index Division/(c)/... 2004     11.38        12.95         70.33
                                             2003      8.61        11.38         15.17
                                             2002     10.29         8.61       18.6688
                                             2001     10.41        10.29             0

MetLife Stock Index Division/(c)/........... 2004     33.35        36.19         26.36
                                             2003     26.84        33.35         17.10
                                             2002     35.15        26.84        9.1263
                                             2001     37.26        35.15        271.16

MFS Investors Trust Division/(c)/........... 2004      7.71         8.43         11.37
                                             2003      6.48         7.71          9.19
                                             2002      8.25         6.48         .8737
                                             2001      8.68         8.25             0

MFS Research International Division/(c)/.... 2004      9.42        11.08         19.96
                                             2003      7.27         9.42           617
                                             2002      8.36         7.27        4.7265
                                             2001      9.01         8.36             0

Morgan Stanley EAFE Index Division/(c)/..... 2004      9.44        11.08         82.56
                                             2003      7.02         9.44         16.18
                                             2002      8.56         7.02       21.2278
                                             2001      9.33         8.56      1,134.30

Neuberger Berman Mid Cap Value Division/(c)/ 2004     17.76        21.44         20.57
                                             2003     13.30        17.76         10.42
                                             2002     14.97        13.30        4.5748
                                             2001     15.30        14.97             0

Oppenheimer Global Equity Division/(c)/..... 2004     12.71        14.50          6.83
                                             2003      9.97        12.71         33.25
                                             2002     12.08         9.97       57.2385
                                             2001     12.82        12.08        798.89

PIMCO Total Return Division/(c)/............ 2004     11.50        11.87        100.73
                                             2003     11.22        11.50         69.93
                                             2002     10.43        11.22       35.0486
                                             2001     10.24        10.43      1,850.16

RCM Global Technology Division/(c)/......... 2004      4.57         4.29         40.48
                                             2003      2.96         4.57         25.53
                                             2002      6.08         2.96        8.1934
                                             2001      7.05         6.08             0

Russell 2000 Index Division/(c)/............ 2004     13.29        15.35         22.05
                                             2003      9.30        13.29         15.24
                                             2002     11.90         9.30        9.4152
                                             2001     11.96        11.90             0

                                                                                            NUMBER OF
                                                                 BEGINNING OF              ACCUMULATION
                                                                     YEAR     END OF YEAR  UNITS END OF
                                                                 ACCUMULATION ACCUMULATION   YEAR (IN
                                                            YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                            ---- ------------ ------------ ------------
Salomon Brothers Strategic Bond Opportunities Division/(c)/ 2004    $18.49       $19.35        48.72
                                                            2003     16.86        18.49        16.01
                                                            2002     15.66        16.86      35.4347
                                                            2001     15.37        15.66            0

Salomon Brothers U.S. Government Division/(c)/............. 2004     15.28        15.43        20.72
                                                            2003     15.43        15.28        18.78
                                                            2002     14.57        15.43      22.5669
                                                            2001     14.29        14.57            0

T. Rowe Price Large Cap Growth Division/(c)/............... 2004     11.05        11.92        10.00
                                                            2003      8.64        11.05         9.60
                                                            2002     11.45         8.64       3.4582
                                                            2001     11.59        11.45            0

T. Rowe Price Mid-Cap Growth Division/(c)/................. 2004      6.09         7.07        13.79
                                                            2003      4.54         6.09         7.56
                                                            2002      8.24         4.54       3.6533
                                                            2001      8.63         8.24            0

T. Rowe Price Small Cap Growth Division/(c)/............... 2004     11.85        12.93         8.66
                                                            2003      8.62        11.85         6.95
                                                            2002     11.97         8.62        .6163
                                                            2001     12.17        11.97            0

                                    GROUP I
B CLASS WITH GREATER OF ANNUAL STEP-UP OR 5% ANNUAL INCREASE DEATH BENEFIT AND
                         EARNINGS PRESERVATION BENEFIT


                                                                                         NUMBER OF
                                                              BEGINNING OF              ACCUMULATION
                                                                  YEAR     END OF YEAR  UNITS END OF
                                                              ACCUMULATION ACCUMULATION   YEAR (IN
                                                         YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                         ---- ------------ ------------ ------------
American Funds Global Small Capitalization Division/(c)/ 2004   $ 15.83      $ 18.75        59.35
                                                         2003     10.57        15.83        27.52
                                                         2002     13.30        10.57       3.3231
                                                         2001     13.64        13.30            0

American Funds Growth Division/(c)/..................... 2004    102.36       112.86        30.33
                                                         2003     77.79       102.36        15.13
                                                         2002    104.95        77.79       3.6154
                                                         2001    116.05       104.95            0

American Funds Growth-Income Division/(c)/.............. 2004     79.66        86.18        37.94
                                                         2003     62.54        79.66        27.52
                                                         2002     78.06        62.54       4.2089
                                                         2001     81.42        78.06            0

BlackRock Aggressive Growth Division/(c)/............... 2004     31.80        35.20         5.57
                                                         2003     23.38        31.80         5.71
                                                         2002     33.42        23.38        .7047
                                                         2001     35.48        33.42            0

BlackRock Bond Income Division/(a)/..................... 2004     42.74        43.74        33.18
                                                         2003     42.01        42.74        14.25
                                                         2002     39.53        42.01       5.0479
                                                         2001     38.52        39.53            0

BlackRock Diversified Division/(c)/..................... 2004     33.73        35.85        28.78
                                                         2003     29.01        33.73        17.66
                                                         2002     34.30        29.01       6.7256
                                                         2001     35.24        34.30            0

BlackRock Investment Trust Division/(c)/................ 2004     56.02        60.87        11.23
                                                         2003     44.75        56.02         9.03
                                                         2002     61.71        44.75       2.2493
                                                         2001     66.22        61.71            0

BlackRock Large Cap Value Division/(d)/................. 2004     10.50        11.68        28.53
                                                         2003      7.91        10.50        16.49
                                                         2002     10.00         7.91        .8371

BlackRock Strategic Value Division/(c)/................. 2004     15.75        17.80       106.07
                                                         2003     10.73        15.75        80.92
                                                         2002     13.91        10.73      26.4324
                                                         2001     14.17        13.91            0

Davis Venture Value Division/(c)/....................... 2004     26.92        29.63        25.40
                                                         2003     21.15        26.92        16.44
                                                         2002     25.79        21.15       6.5738
                                                         2001     26.55        25.79            0

                                                                                   NUMBER OF
                                                        BEGINNING OF              ACCUMULATION
                                                            YEAR     END OF YEAR  UNITS END OF
                                                        ACCUMULATION ACCUMULATION   YEAR (IN
                                                   YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                   ---- ------------ ------------ ------------
FI International Stock Division/(c)/.............. 2004    $11.09       $12.84        19.22
                                                   2003      8.94        11.09        14.17
                                                   2002     11.04         8.94       9.3555
                                                   2001     11.83        11.04            0

FI Mid Cap Opportunities Division/(h)/............ 2004     14.09        16.18        24.61
                                                   2003     10.73        14.09         9.57
                                                   2002     15.41        10.73       7.4684
                                                   2001     17.93        15.41            0

FI Value Leaders Division/(d)/.................... 2004     22.29        24.85         2.60
                                                   2003     18.09        22.29         1.99
                                                   2002     22.03        18.09        .0194

Franklin Templeton Small Cap Growth Division/(c)/. 2004      8.82         9.63        24.45
                                                   2003      6.23         8.82        17.73
                                                   2002      8.78         6.23       4.9985
                                                   2001      9.17         8.78            0

Harris Oakmark Focused Value Division/(c)/........ 2004     29.36        31.63        61.82
                                                   2003     22.80        29.36        52.40
                                                   2002     25.49        22.80      12.0509
                                                   2001     24.68        25.49            0

Harris Oakmark International Division/(d)/........ 2004     11.66        13.81         9.09
                                                   2003      8.80        11.66         3.42
                                                   2002     10.90         8.80        .1501

Harris Oakmark Large Cap Value Division/(c)/...... 2004     11.73        12.81        98.87
                                                   2003      9.57        11.73        81.13
                                                   2002     11.36         9.57      21.8161
                                                   2001     11.55        11.36            0

Janus Aggressive Growth Division/(c) (e)/......... 2004      6.70         7.14         8.20
                                                   2003      5.26         6.70         6.58
                                                   2002      7.73         5.26       2.4299
                                                   2001      8.86         7.73            0

Lehman Brothers Aggregate Bond Index Division/(c)/ 2004     12.34        12.59       236.17
                                                   2003     12.20        12.34       137.58
                                                   2002     11.28        12.20      67.3765
                                                   2001     11.08        11.28            0

Loomis Sayles Small Cap Division/(c)/............. 2004     22.34        25.48         5.07
                                                   2003     16.84        22.34         4.20
                                                   2002     21.87        16.84       2.0553
                                                   2001     22.38        21.87            0

Lord Abbett Bond Debenture Division/(b)/.......... 2004     11.96        12.70        31.38
                                                   2003     10.27        11.96        24.45
                                                   2002     10.33        10.27       4.6843
                                                   2001     10.60        10.33            0

MET/AIM Mid Cap Core Equity Division/(d)/......... 2004     11.94        13.41        16.11
                                                   2003      9.64        11.94        16.30
                                                   2002     11.37         9.64       1.0637

                                                                             NUMBER OF
                                                  BEGINNING OF              ACCUMULATION
                                                      YEAR     END OF YEAR  UNITS END OF
                                                  ACCUMULATION ACCUMULATION   YEAR (IN
                                             YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                             ---- ------------ ------------ ------------
MET/AIM Small Cap Growth Division/(d)/...... 2004    $11.53       $12.05         8.09
                                             2003      8.46        11.53         0.28
                                             2002     11.21         8.46        .0464

Met/Putnam Voyager Division/(c) (g)/........ 2004      4.20         4.31        63.68
                                             2003      3.42         4.20        41.50
                                             2002      4.89         3.42      24.6710
                                             2001      5.37         4.89            0

MetLife Mid Cap Stock Index Division/(c)/... 2004     11.32        12.87        94.78
                                             2003      8.58        11.32        97.47
                                             2002     10.27         8.58      31.6918
                                             2001     10.39        10.27            0

MetLife Stock Index Division/(c)/........... 2004     32.68        35.40       128.07
                                             2003     26.34        32.68       103.13
                                             2002     34.54        26.34      24.3548
                                             2001     36.64        34.54            0

MFS Investors Trust Division/(c)/........... 2004      7.65         8.36         6.80
                                             2003      6.44         7.65         6.20
                                             2002      8.22         6.44       2.1971
                                             2001      8.65         8.22            0

MFS Research International Division/(c)/.... 2004      9.38        11.02        11.10
                                             2003      7.25         9.38         9.31
                                             2002      8.35         7.25       4.1564
                                             2001      9.01         8.35            0

Morgan Stanley EAFE Index Division/(c)/..... 2004      9.36        10.97        96.14
                                             2003      6.98         9.36        92.09
                                             2002      8.52         6.98      37.7293
                                             2001      9.30         8.52            0

Neuberger Berman Mid Cap Value Division/(c)/ 2004     17.63        21.24        65.69
                                             2003     13.22        17.63        28.75
                                             2002     14.90        13.22       4.0389
                                             2001     15.23        14.90            0

Oppenheimer Global Equity Division/(c)/..... 2004     12.58        14.33        14.43
                                             2003      9.89        12.58        11.72
                                             2002     11.99         9.89       2.6216
                                             2001     12.74        11.99            0

PIMCO Total Return Division/(c)/............ 2004     11.45        11.81       145.94
                                             2003     11.19        11.45        91.22
                                             2002     10.41        11.19      24.3557
                                             2001     10.24        10.41            0

RCM Global Technology Division/(c)/......... 2004      4.55         4.27        84.55
                                             2003      2.95         4.55        75.67
                                             2002      6.08         2.95      14.2591
                                             2001      7.04         6.08            0

                                                                                            NUMBER OF
                                                                 BEGINNING OF              ACCUMULATION
                                                                     YEAR     END OF YEAR  UNITS END OF
                                                                 ACCUMULATION ACCUMULATION   YEAR (IN
                                                            YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                            ---- ------------ ------------ ------------
Russell 2000 Index Division/(c)/........................... 2004    $13.19       $15.21        42.72
                                                            2003      9.24        13.19        51.54
                                                            2002     11.84         9.24      18.9750
                                                            2001     11.91        11.84            0

Salomon Brothers Strategic Bond Opportunities Division/(c)/ 2004     18.24        19.06        59.78
                                                            2003     16.65        18.24        35.70
                                                            2002     15.49        16.65       5.3254
                                                            2001     15.22        15.49            0

Salomon Brothers U.S. Government Division/(c)/............. 2004     15.07        15.20        44.80
                                                            2003     15.24        15.07        34.20
                                                            2002     14.41        15.24      40.8433
                                                            2001     14.15        14.41            0

T. Rowe Price Large Cap Growth Division/(c)/............... 2004     10.96        11.81        22.19
                                                            2003      8.59        10.96        12.48
                                                            2002     11.39         8.59       1.3293
                                                            2001     11.54        11.39            0

T. Rowe Price Mid-Cap Growth Division/(c)/................. 2004      6.07         7.03        25.25
                                                            2003      4.53         6.07        23.37
                                                            2002      8.23         4.53       8.9181
                                                            2001      8.63         8.23            0

T. Rowe Price Small Cap Growth Division/(c)/............... 2004     11.73        12.78        26.31
                                                            2003      8.55        11.73        19.75
                                                            2002     11.88         8.55       7.7997
                                                            2001     12.09        11.88            0

                                    GROUP I
                     BONUS CLASS WITH BASIC DEATH BENEFIT


                                                                                         NUMBER OF
                                                              BEGINNING OF              ACCUMULATION
                                                                  YEAR     END OF YEAR  UNITS END OF
                                                              ACCUMULATION ACCUMULATION   YEAR (IN
                                                         YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                         ---- ------------ ------------ ------------
American Funds Global Small Capitalization Division/(c)/ 2004   $ 15.96      $ 18.93        313.41
                                                         2003     10.59        15.96        100.86
                                                         2002     13.33        10.59       32.1846
                                                         2001     13.66        13.33             0

American Funds Growth Division/(c)/..................... 2004    105.47       116.46        218.20
                                                         2003     78.53       105.47         90.70
                                                         2002    105.89        78.53       21.4693
                                                         2001    117.06       105.89             0

American Funds Growth-Income Division/(c)/.............. 2004     82.08        88.92        255.11
                                                         2003     63.14        82.08        108.30
                                                         2002     78.76        63.14       26.1473
                                                         2001     82.13        78.76             0

BlackRock Aggressive Growth Division/(c)/............... 2004     32.56        36.09         44.83
                                                         2003     23.56        32.56         31.56
                                                         2002     33.65        23.56        6.3452
                                                         2001     35.72        33.65             0

BlackRock Bond Income Division/(a)/..................... 2004     44.07        45.18        118.10
                                                         2003     40.42        44.07         79.03
                                                         2002     39.90        42.42       32.6000
                                                         2001     38.87        39.90             0

BlackRock Diversified Division/(c)/..................... 2004     34.63        36.86        238.85
                                                         2003     29.25        34.63        149.26
                                                         2002     34.57        29.25       33.7967
                                                         2001     35.51        34.57             0

BlackRock Investment Trust Division/(c)/................ 2004     57.77        62.87         86.81
                                                         2003     45.19        57.77         59.77
                                                         2002     62.29        45.19       17.2847
                                                         2001     66.82        62.29             0

BlackRock Large Cap Value Division/(d)/................. 2004     10.53        11.72        140.37
                                                         2003      7.91        10.53         69.44
                                                         2002     10.00         7.91       10.0948

BlackRock Strategic Value Division/(c)/................. 2004     15.83        17.92        619.12
                                                         2003     10.74        15.83        399.70
                                                         2002     13.92        10.74      168.7874
                                                         2001     14.17        13.92             0

Davis Venture Value Division/(c)/....................... 2004     27.30        30.09        157.57
                                                         2003     21.24        27.30         62.21
                                                         2002     25.89        21.24       11.9609
                                                         2001     26.64        25.89             0

FI International Stock Division/(c)/.................... 2004     11.30        13.11        104.11
                                                         2003      8.99        11.30         64.89
                                                         2002     11.10         8.99       22.5358
                                                         2001     11.89        11.10             0

                                                                                   NUMBER OF
                                                        BEGINNING OF              ACCUMULATION
                                                            YEAR     END OF YEAR  UNITS END OF
                                                        ACCUMULATION ACCUMULATION   YEAR (IN
                                                   YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                   ---- ------------ ------------ ------------
FI Mid Cap Opportunities Division/(h)/............ 2004    $14.24       $16.37        214.70
                                                   2003     10.76        14.24         77.21
                                                   2002     15.45        10.76       39.2010
                                                   2001     17.97        15.45             0

FI Value Leaders Division/(d)/.................... 2004     22.65        25.29         47.81
                                                   2003     18.18        22.65         34.47
                                                   2002     22.13        18.18        1.6134

Franklin Templeton Small Cap Growth Division/(c)/. 2004      8.86         9.68        161.12
                                                   2003      6.23         8.86        109.45
                                                   2002      8.78         6.23       36.1090
                                                   2001      9.17         8.78             0

Harris Oakmark Focused Value Division/(c)/........ 2004     29.83        32.19        237.64
                                                   2003     22.91        29.83        157.72
                                                   2002     25.60        22.91       65.2014
                                                   2001     24.79        25.60             0

Harris Oakmark International Division/(d)/........ 2004     11.70        13.88        136.77
                                                   2003      8.81        11.70         42.87
                                                   2002     10.90         8.81        4.3947

Harris Oakmark Large Cap Value Division/(c)/...... 2004     11.82        12.93        589.94
                                                   2003      9.59        11.82        411.66
                                                   2002     11.38         9.59      171.9327
                                                   2001     11.56        11.38             0

Janus Aggressive Growth Division/(c) (e)/......... 2004      6.73         7.18         83.97
                                                   2003      5.27         6.73         73.84
                                                   2002      7.73         5.27       36.4712
                                                   2001      8.86         7.73             0

Lehman Brothers Aggregate Bond Index Division/(c)/ 2004     12.44        12.70      1,135.63
                                                   2003     12.23        12.44        799.90
                                                   2002     11.30        12.23      329.0273
                                                   2001     11.10        11.30             0

Loomis Sayles Small Cap Division/(c)/............. 2004     22.66        25.89         30.28
                                                   2003     16.92        22.66         16.78
                                                   2002     21.96        16.92        6.0929
                                                   2001     22.46        21.96             0

Lord Abbett Bond Debenture Division/(b)/.......... 2004     12.08        12.85        258.15
                                                   2003     10.30        12.08        160.04
                                                   2002     10.35        10.30       28.9026
                                                   2001     10.63        10.35             0

MET/AIM Mid Cap Core Equity Division/(d)/......... 2004     11.98        13.47        145.74
                                                   2003      9.64        11.98         86.56
                                                   2002     11.38         9.64        6.3801

MET/AIM Small Cap Growth Division/(d)/............ 2004     11.56        12.11         37.07
                                                   2003      8.46        11.56         23.31
                                                   2002     11.21         8.46        8.4738

                                                                             NUMBER OF
                                                  BEGINNING OF              ACCUMULATION
                                                      YEAR     END OF YEAR  UNITS END OF
                                                  ACCUMULATION ACCUMULATION   YEAR (IN
                                             YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                             ---- ------------ ------------ ------------
Met/Putnam Voyager Division/(c) (g)/........ 2004    $ 4.23       $ 4.34         83.59
                                             2003      3.42         4.23         73.28
                                             2002      4.90         3.42       29.9537
                                             2001      5.37         4.90             0

MetLife Mid Cap Stock Index Division/(c)/... 2004     11.38        12.95        399.35
                                             2003      8.59        11.38        300.22
                                             2002     10.28         8.59      103.1313
                                             2001     10.40        10.28             0

MetLife Stock Index Division/(c)/........... 2004     33.35        36.19        694.62
                                             2003     26.51        33.35        397.60
                                             2002     34.75        26.51      111.4548
                                             2001     36.85        34.75             0

MFS Investors Trust Division/(c)/........... 2004      7.71         8.43         91.74
                                             2003      6.45         7.71         60.40
                                             2002      8.23         6.45       45.0430
                                             2001      8.66         8.23             0

MFS Research International Division/(c)/.... 2004      9.42        11.08         80.89
                                             2003      7.26         9.42         45.05
                                             2002      8.35         7.26       13.5427
                                             2001      9.01         8.35             0

Morgan Stanley EAFE Index Division/(c)/..... 2004      9.44        11.08        437.69
                                             2003      6.99         9.44        396.88
                                             2002      8.53         6.99      165.1581
                                             2001      9.31         8.53             0

Neuberger Berman Mid Cap Value Division/(c)/ 2004     17.76        21.44        308.37
                                             2003     13.25        17.76        131.94
                                             2002     14.93        13.25       45.0842
                                             2001     15.25        14.93             0

Oppenheimer Global Equity Division/(c)/..... 2004     12.71        14.50        104.65
                                             2003      9.91        12.71         70.13
                                             2002     12.02         9.91       35.6196
                                             2001     12.77        12.02             0

PIMCO Total Return Division/(c)/............ 2004     11.50        11.87        974.21
                                             2003     11.20        11.50        665.75
                                             2002     10.42        11.20      160.6733
                                             2001     10.24        10.42             0

RCM Global Technology Division/(c)/......... 2004      4.57         4.29        328.95
                                             2003      2.95         4.57        230.30
                                             2002      6.08         2.95       65.5437
                                             2001      7.04         6.08             0

Russell 2000 Index Division/(c)/............ 2004     13.29        15.35        339.42
                                             2003      9.26        13.29        258.77
                                             2002     11.86         9.26       74.7739
                                             2001     11.93        11.86             0

                                                                                            NUMBER OF
                                                                 BEGINNING OF              ACCUMULATION
                                                                     YEAR     END OF YEAR  UNITS END OF
                                                                 ACCUMULATION ACCUMULATION   YEAR (IN
                                                            YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                            ---- ------------ ------------ ------------
Salomon Brothers Strategic Bond Opportunities Division/(c)/ 2004    $18.49       $19.35        366.03
                                                            2003     16.72        18.49        171.10
                                                            2002     15.55        16.72       32.8406
                                                            2001     15.27        15.55             0

Salomon Brothers U.S. Government Division/(c)/............. 2004     15.28        15.43        292.04
                                                            2003     15.30        15.28        246.07
                                                            2002     14.46        15.30      107.9798
                                                            2001     14.20        14.46             0

T. Rowe Price Large Cap Growth Division/(c)/............... 2004     11.05        11.92        196.71
                                                            2003      8.61        11.05        128.44
                                                            2002     11.41         8.61       30.6065
                                                            2001     11.56        11.41             0

T. Rowe Price Mid-Cap Growth Division/(c)/................. 2004      6.09         7.07        304.20
                                                            2003      4.53         6.09        190.13
                                                            2002      8.24         4.53       46.2619
                                                            2001      8.63         8.24             0

T. Rowe Price Small Cap Growth Division/(c)/............... 2004     11.85        12.93        117.96
                                                            2003      8.57        11.85         76.39
                                                            2002     11.91         8.57       12.4231
                                                            2001     12.11        11.91             0

                                    GROUP I
                BONUS CLASS WITH EARNINGS PRESERVATION BENEFIT


                                                                                         NUMBER OF
                                                              BEGINNING OF              ACCUMULATION
                                                                  YEAR     END OF YEAR  UNITS END OF
                                                              ACCUMULATION ACCUMULATION   YEAR (IN
                                                         YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                         ---- ------------ ------------ ------------
American Funds Global Small Capitalization Division/(c)/ 2004   $ 15.74      $ 18.62         8.90
                                                         2003     10.47        15.74         4.99
                                                         2002     13.21        10.47       1.3191
                                                         2001     13.55        13.21            0

American Funds Growth Division/(c)/..................... 2004    100.35       110.53         4.73
                                                         2003     74.90       100.35         2.40
                                                         2002    101.26        74.90        .7485
                                                         2001    112.06       101.26            0

American Funds Growth-Income Division/(c)/.............. 2004     78.09        84.39         5.11
                                                         2003     60.22        78.09         2.57
                                                         2002     75.32        60.22       1.0498
                                                         2001     78.62        75.32            0

BlackRock Aggressive Growth Division/(c)/............... 2004     31.30        34.62         0.97
                                                         2003     22.71        31.30            0
                                                         2002     32.51        22.71            0
                                                         2001     34.55        32.51            0

BlackRock Bond Income Division/(a)/..................... 2004     41.87        42.81         1.08
                                                         2003     40.40        41.87         3.41
                                                         2002     38.09        40.40       3.3286
                                                         2001     37.51        38.09            0

BlackRock Diversified Division/(c)/..................... 2004     33.15        35.19         4.16
                                                         2003     28.07        33.15         4.21
                                                         2002     33.25        28.07       2.7417
                                                         2001     34.19        33.25            0

BlackRock Investment Trust Division/(c)/................ 2004     54.88        59.58         4.76
                                                         2003     43.03        54.88         3.96
                                                         2002     59.47        43.03       1.9423
                                                         2001     63.86        59.47            0

BlackRock Large Cap Value Division/(d)/................. 2004     10.48        11.65         5.74
                                                         2003      7.89        10.48         6.31
                                                         2002     10.00         7.89        .4766

BlackRock Strategic Value Division/(c)/................. 2004     15.70        17.72        17.90
                                                         2003     10.68        15.70        12.93
                                                         2002     13.88        10.68      15.4991
                                                         2001     14.14        13.88            0

Davis Venture Value Division/(c)/....................... 2004     26.68        29.33         3.94
                                                         2003     20.81        26.68         3.24
                                                         2002     25.43        20.81       1.5947
                                                         2001     26.19        25.43            0

FI International Stock Division/(c)/.................... 2004     10.95        12.67         1.41
                                                         2003      8.73        10.95         0.91
                                                         2002     10.81         8.73            0
                                                         2001     11.59        10.81            0

                                                                                   NUMBER OF
                                                        BEGINNING OF              ACCUMULATION
                                                            YEAR     END OF YEAR  UNITS END OF
                                                        ACCUMULATION ACCUMULATION   YEAR (IN
                                                   YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                   ---- ------------ ------------ ------------
FI Mid Cap Opportunities Division/(h)/............ 2004    $13.99       $16.05         9.76
                                                   2003     10.61        13.99         3.21
                                                   2002     15.26        10.61       2.0466
                                                   2001     17.77        15.26            0

FI Value Leaders Division/(d)/.................... 2004     22.06        24.56         0.86
                                                   2003     17.75        22.06         0.14
                                                   2002     21.64        17.75            0

Franklin Templeton Small Cap Growth Division/(c)/. 2004      8.80         9.59         8.71
                                                   2003      6.20         8.80         8.45
                                                   2002      8.76         6.20      11.8001
                                                   2001      9.16         8.76            0

Harris Oakmark Focused Value Division/(c)/........ 2004     29.05        31.26         6.05
                                                   2003     22.36        29.05         5.82
                                                   2002     25.06        22.36       6.0054
                                                   2001     24.28        25.06            0

Harris Oakmark International Division/(d)/........ 2004     11.63        13.76        12.68
                                                   2003      8.78        11.63         7.53
                                                   2002     10.89         8.78            0

Harris Oakmark Large Cap Value Division/(c)/...... 2004     11.67        12.73        23.98
                                                   2003      9.49        11.67        20.34
                                                   2002     11.29         9.49      20.6462
                                                   2001     11.48        11.29            0

Janus Aggressuve Growth Division/(c) (e)/......... 2004      6.68         7.11         0.70
                                                   2003      5.25         6.68         0.37
                                                   2002      7.72         5.25        .6830
                                                   2001      8.86         7.72            0

Lehman Brothers Aggregate Bond Index Division/(c)/ 2004     12.28        12.51        44.58
                                                   2003     12.10        12.28        16.78
                                                   2002     11.21        12.10       2.2595
                                                   2001     11.02        11.21            0

Loomis Sayles Small Cap Division/(c)/............. 2004     22.12...     25.21...      0.89...
                                                   2003     16.55        22.12         0.41
                                                   2002     21.54        16.55       1.3993
                                                   2001     22.06        21.54            0

Lord Abbett Bond Debenture Division/(b)/.......... 2004     11.88...     12.60...     18.79...
                                                   2003     10.15        11.88        13.68
                                                   2002     10.23        10.15       1.3914
                                                   2001     10.51        10.23            0

MET/AIM Mid Cap Core Equity Division/(d)/......... 2004     11.91...     13.36...      0.85...
                                                   2003      9.61        11.91            0
                                                   2002     11.36         9.61            0

MET/AIM Small Cap Growth Division/(d)/............ 2004     11.50...     12.01...      0.24...
                                                   2003      8.44        11.50         0.22
                                                   2002     11.20         8.44        .2441

                                                                             NUMBER OF
                                                  BEGINNING OF              ACCUMULATION
                                                      YEAR     END OF YEAR  UNITS END OF
                                                  ACCUMULATION ACCUMULATION   YEAR (IN
                                             YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                             ---- ------------ ------------ ------------
Met/Putnam Voyager Division/(c) (g)/........ 2004    $ 4.19...    $ 4.29...      3.48...
                                             2003      3.40         4.19         2.86
                                             2002      4.88         3.40       1.1113
                                             2001      5.36         4.88            0

MetLife Mid Cap Stock Index Division/(c)/... 2004     11.28...     12.81...      8.85...
                                             2003      8.53        11.28         5.19
                                             2002     10.24         8.53       3.7987
                                             2001     10.37        10.24            0

MetLife Stock Index Division/(c)/........... 2004     32.23...     34.88...     20.03...
                                             2003     25.68        32.23         7.39
                                             2002     33.75        25.68       3.4064
                                             2001     35.82        33.75            0

MFS Investors Trust Division/(c)/........... 2004      7.62...      8.31...      5.19...
                                             2003      6.39         7.62            0
                                             2002      8.17         6.39       3.5832
                                             2001      8.61         8.17            0

MFS Research International Division/(c)/.... 2004      9.36...     10.97...      1.68...
                                             2003      7.22         9.36         0.33
                                             2002      8.34         7.22        .1208
                                             2001      9.00         8.34            0

Morgan Stanley EAFE Index Division/(c)/..... 2004      9.32...     10.91...     19.08...
                                             2003      6.92         9.32        14.04
                                             2002      8.46         6.92       3.0721
                                             2001      9.25         8.46            0

Neuberger Berman Mid Cap Value Division/(c)/ 2004     17.54...     21.11...      9.48...
                                             2003     13.11        17.54         6.88
                                             2002     14.81        13.11       2.6395
                                             2001     15.15        14.81            0

Oppenheimer Global Equity Division/(c)/..... 2004     12.49...     14.22...      4.83...
                                             2003      9.77        12.49         1.60
                                             2002     11.88         9.77       8.0896
                                             2001     12.63        11.88            0

PIMCO Total Return Division/(c)/............ 2004     11.42...     11.76...     30.29...
                                             2003     11.15        11.42         5.41
                                             2002     10.39        11.15       6.2102
                                             2001     10.23        10.39            0

RCM Global Technology Division/(c)/......... 2004      4.54...      4.25...      7.45...
                                             2003      2.94         4.54         5.41
                                             2002      6.06         2.94      11.9786
                                             2001      7.03         6.06            0

Russell 2000 Index Division/(c)/............ 2004     13.12...     15.11...      1.05...
                                             2003      9.16        13.12         1.69
                                             2002     11.77         9.16       2.8075
                                             2001     11.85        11.77            0

                                                                                            NUMBER OF
                                                                 BEGINNING OF              ACCUMULATION
                                                                     YEAR     END OF YEAR  UNITS END OF
                                                                 ACCUMULATION ACCUMULATION   YEAR (IN
                                                            YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                            ---- ------------ ------------ ------------
Salomon Brothers Strategic Bond Opportunities Division/(c)/ 2004    $18.07...    $18.86...     14.34...
                                                            2003     16.38        18.07        12.95
                                                            2002     15.27        16.38       2.7433
                                                            2001     15.01        15.27            0

Salomon Brothers U.S. Government Division/(c)/............. 2004     14.93...     15.05...      6.72...
                                                            2003     14.99        14.93        10.90
                                                            2002     14.20        14.99       2.5467
                                                            2001     13.96        14.20            0

T. Rowe Price Large Cap Growth Division/(c)/............... 2004     10.91...     11.74...      1.92...
                                                            2003      8.52        10.91         1.69
                                                            2002     11.32         8.52            0
                                                            2001     11.48        11.32            0

T. Rowe Price Mid-Cap Growth Division/(c)/................. 2004      6.05...      7.00...      5.19...
                                                            2003      4.51         6.05         5.93
                                                            2002      8.22         4.51      11.8796
                                                            2001      8.62         8.22            0

T. Rowe Price Small Cap Growth Division/(c)/............... 2004     11.65...     12.68...      3.29...
                                                            2003      8.45        11.65         3.75
                                                            2002     11.77         8.45       2.5386
                                                            2001     11.98        11.77            0

                                    GROUP I
                 BONUS CLASS WITH ANNUAL STEP-UP DEATH BENEFIT


                                                                                         NUMBER OF
                                                              BEGINNING OF              ACCUMULATION
                                                                  YEAR     END OF YEAR  UNITS END OF
                                                              ACCUMULATION ACCUMULATION   YEAR (IN
                                                         YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                         ---- ------------ ------------ ------------
American Funds Global Small Capitalization Division/(c)/ 2004   $ 15.78      $ 18.68         79.04
                                                         2003     10.54        15.78         42.77
                                                         2002     13.28        10.54       21.8801
                                                         2001     13.62        13.28             0

American Funds Growth Division/(c)/..................... 2004    101.35       111.69         59.51
                                                         2003     77.06       101.35         35.05
                                                         2002    104.01        77.06       11.8896
                                                         2001    115.03       104.01             0

American Funds Growth-Income Division/(c)/.............. 2004     78.87        85.28         80.59
                                                         2003     61.95        78.87         47.29
                                                         2002     77.37        61.95       11.8380
                                                         2001     80.71        77.37             0

BlackRock Aggressive Growth Division/(c)/............... 2004     31.55        34.91         14.49
                                                         2003     23.21        31.55         11.23
                                                         2002     33.19        23.21        5.5312
                                                         2001     35.25        33.19             0

BlackRock Bond Income Division/(a)/..................... 2004     42.30        43.27         43.46
                                                         2003     41.60        42.30         31.70
                                                         2002     39.16        41.60       18.1142
                                                         2001     38.18        39.16             0

BlackRock Diversified Division/(c)/..................... 2004     33.44        35.52         45.11
                                                         2003     28.77        33.44         27.71
                                                         2002     34.04        28.77        9.0894
                                                         2001     34.97        34.04       216.634

BlackRock Investment Trust Division/(c)/................ 2004     55.45        60.22         16.39
                                                         2003     44.31        55.45         12.76
                                                         2002     61.14        44.31        5.9368
                                                         2001     65.62        61.14       182.433

BlackRock Large Cap Value Division/(d)/................. 2004     10.49        11.66         42.38
                                                         2003      7.90        10.49         19.57
                                                         2002     10.00         7.90        1.3133

BlackRock Strategic Value Division/(c)/................. 2004     15.72        17.76        236.54
                                                         2003     10.72        15.72        170.66
                                                         2002     13.90        10.72       69.1721
                                                         2001     14.16        13.90     1,912.924

Davis Venture Value Division/(c)/....................... 2004     26.80        29.48         57.06
                                                         2003     21.06        26.80         32.12
                                                         2002     25.70        21.06        8.3374
                                                         2001     26.46        25.70     1,042.477

FI International Stock Division/(c)/.................... 2004     11.02        12.76         36.37
                                                         2003      8.89        11.02         34.25
                                                         2002     10.98         8.89       17.1172
                                                         2001     11.77        10.98      1,297.52

                                                                                   NUMBER OF
                                                        BEGINNING OF              ACCUMULATION
                                                            YEAR     END OF YEAR  UNITS END OF
                                                        ACCUMULATION ACCUMULATION   YEAR (IN
                                                   YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                   ---- ------------ ------------ ------------
FI Mid Cap Opportunities Division/(h)/............ 2004    $14.04       $16.11         85.63
                                                   2003     10.70        14.04         10.97
                                                   2002     15.37        10.70        5.7044
                                                   2001     17.89        15.37       502.323

FI Value Leaders Division/(d)/.................... 2004     22.18        24.70         15.71
                                                   2003     18.01        22.18          3.69
                                                   2002     21.93        18.01         .3321

Franklin Templeton Small Cap Growth Division/(c)/. 2004      8.81         9.61         47.13
                                                   2003      6.22         8.81         45.35
                                                   2002      8.77         6.22       15.7831
                                                   2001      9.17         8.77             0

Harris Oakmark Focused Value Division/(c)/........ 2004     29.20        31.45         98.29
                                                   2003     22.69        29.20         71.03
                                                   2002     25.38        22.69       27.5545
                                                   2001     24.58        25.38     1,263.388

Harris Oakmark International Division/(d)/........ 2004     11.65        13.79         35.93
                                                   2003      8.79        11.65         13.80
                                                   2002     10.90         8.79        8.3362

Harris Oakmark Large Cap Value Division/(c)/...... 2004     11.70        12.77        231.10
                                                   2003      9.55        11.70        177.19
                                                   2002     11.35         9.55       81.5499
                                                   2001     11.53        11.35     3,045.153

Janus Aggressive Growth Division/(c) (e)/......... 2004      6.69         7.12         16.52
                                                   2003      5.26         6.69         16.61
                                                   2002      7.73         5.26       22.4503
                                                   2001      8.86         7.73             0

Lehman Brothers Aggregate Bond Index Division/(c)/ 2004     12.31        12.55        267.61
                                                   2003     12.17        12.31        179.87
                                                   2002     11.26        12.17      101.5100
                                                   2001     11.07        11.26       1381.25

Loomis Sayles Small Cap Division/(c)/............. 2004     22.23        25.34          6.37
                                                   2003     16.77        22.23          5.06
                                                   2002     21.79        16.77        1.4823
                                                   2001     22.30        21.79             0

Lord Abbett Bond Debenture Division/(b)/.......... 2004     11.92        12.65         55.42
                                                   2003     10.24        11.92         51.28
                                                   2002     10.30        10.24       13.7272
                                                   2001     10.58        10.30             0

MET/AIM Mid Cap Core Equity Division/(d)/......... 2004     11.93        13.39         22.83
                                                   2003      9.63        11.93         20.35
                                                   2002     11.37         9.63        1.0071

MET/AIM Small Cap Growth Division/(d)/............ 2004     11.51        12.03          9.65
                                                   2003      8.45        11.51          9.54
                                                   2002     11.21         8.45             0

                                                                             NUMBER OF
                                                  BEGINNING OF              ACCUMULATION
                                                      YEAR     END OF YEAR  UNITS END OF
                                                  ACCUMULATION ACCUMULATION   YEAR (IN
                                             YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                             ---- ------------ ------------ ------------
Met/Putnam Voyager Division/(c) (g)/........ 2004    $ 4.20       $ 4.30         53.63
                                             2003      3.41         4.20         49.36
                                             2002      4.89         3.41       35.3362
                                             2001      5.37         4.89             0

MetLife Mid Cap Stock Index Division/(c)/... 2004     11.30        12.84        100.44
                                             2003      8.56        11.30         83.82
                                             2002     10.26         8.56       44.4186
                                             2001     10.39        10.26             0

MetLife Stock Index Division/(c)/........... 2004     32.45        35.14        175.28
                                             2003     26.17        32.45         91.78
                                             2002     34.34        26.17       41.0631
                                             2001     36.43        34.34       671.674

MFS Investors Trust Division/(c)/........... 2004      7.64         8.33        105.86
                                             2003      6.43         7.64         59.86
                                             2002      8.21         6.43        2.4095
                                             2001      8.64         8.21             0

MFS Research International Division/(c)/.... 2004      9.37        10.99         48.07
                                             2003      7.24         9.37         36.92
                                             2002      8.35         7.24       25.1598
                                             2001      9.00         8.35             0

Morgan Stanley EAFE Index Division/(c)/..... 2004      9.34        10.94        235.25
                                             2003      6.96         9.34        194.47
                                             2002      8.50         6.96       72.4205
                                             2001      9.28         8.50      1,841.45

Neuberger Berman Mid Cap Value Division/(c)/ 2004     17.58        21.18        120.42
                                             2003     13.19        17.58         62.01
                                             2002     14.88        13.19       21.6578
                                             2001     15.21        14.88             0

Oppenheimer Global Equity Division/(c)/..... 2004     12.53        14.28         23.63
                                             2003      9.86        12.53         19.70
                                             2002     11.97         9.86       10.5677
                                             2001     12.71        11.97     3,102.037

PIMCO Total Return Division/(c)/............ 2004     11.44        11.78        240.06
                                             2003     11.18        11.44        201.19
                                             2002     10.41        11.18       82.5682
                                             2001     10.23        10.41      1,402.65

RCM Global Technology Division/(c)/......... 2004      4.54         4.26         96.92
                                             2003      2.95         4.54         58.37
                                             2002      6.07         2.95       14.2335
                                             2001      7.04         6.07             0

Russell 2000 Index Division/(c)/............ 2004     13.16        15.16         75.46
                                             2003      9.22        13.16         61.21
                                             2002     11.82         9.22       32.0521
                                             2001     11.90        11.82       717.553

                                                                                            NUMBER OF
                                                                 BEGINNING OF              ACCUMULATION
                                                                     YEAR     END OF YEAR  UNITS END OF
                                                                 ACCUMULATION ACCUMULATION   YEAR (IN
                                                            YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                            ---- ------------ ------------ ------------
Salomon Brothers Strategic Bond Opportunities Division/(c)/ 2004    $18.15       $18.96         82.35
                                                            2003     16.58        18.15         50.26
                                                            2002     15.44        16.58        5.9342
                                                            2001     15.16        15.44      1,007.54

Salomon Brothers U.S. Government Division/(c)/............. 2004     15.00        15.12         59.25
                                                            2003     15.18        15.00         46.03
                                                            2002     14.36        15.18       25.4912
                                                            2001     14.10        14.36             0

T. Rowe Price Large Cap Growth Division/(c)/............... 2004     10.93        11.77         55.46
                                                            2003      8.57        10.93         43.47
                                                            2002     11.37         8.57       30.7135
                                                            2001     11.53        11.37        987.77

T. Rowe Price Mid-Cap Growth Division/(c)/................. 2004      6.06         7.01         72.02
                                                            2003      4.52         6.06         57.45
                                                            2002      8.23         4.52       58.8051
                                                            2001      8.63         8.23      1,377.56

T. Rowe Price Small Cap Growth Division/(c)/............... 2004     11.69        12.73         29.00
                                                            2003      8.52        11.69         26.80
                                                            2002     11.85         8.52       15.5712
                                                            2001     12.06        11.85             0

                                    GROUP I
BONUS CLASS WITH GREATER OF ANNUAL STEP-UP OR 5% ANNUAL INCREASE DEATH BENEFIT


                                                                                         NUMBER OF
                                                              BEGINNING OF              ACCUMULATION
                                                                  YEAR     END OF YEAR  UNITS END OF
                                                              ACCUMULATION ACCUMULATION   YEAR (IN
                                                         YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                         ---- ------------ ------------ ------------
American Funds Global Small Capitalization Division/(c)/ 2004   $ 15.65      $ 18.50        30.72
                                                         2003     10.47        15.65        15.84
                                                         2002     13.21        10.47       5.3890
                                                         2001     13.55        13.21            0

American Funds Growth Division/(c)/..................... 2004     98.37       108.24        17.02
                                                         2003     74.90        98.37         8.69
                                                         2002    101.26        74.90       1.9765
                                                         2001    112.06       101.26            0

American Funds Growth-Income Division/(c)/.............. 2004     76.55        82.65        26.63
                                                         2003     60.22        76.55        15.53
                                                         2002     75.32        60.22       2.9008
                                                         2001     78.62        75.32            0

BlackRock Aggressive Growth Division/(c)/............... 2004     30.82        34.05         2.45
                                                         2003     22.71        30.82         1.28
                                                         2002     32.51        22.71        .5931
                                                         2001     34.55        32.51            0

BlackRock Bond Income Division/(a)/..................... 2004     41.02        41.90         9.78
                                                         2003     40.40        41.02         7.78
                                                         2002     38.09        40.40       4.8858
                                                         2001     37.15        38.09            0

BlackRock Diversified Division/(c)/..................... 2004     32.57        34.55        21.14
                                                         2003     28.07        32.57         8.99
                                                         2002     33.25        28.07       1.3097
                                                         2001     34.19        33.25            0

BlackRock Investment Trust Division/(c)/................ 2004     53.77        58.31         5.35
                                                         2003     43.03        53.77         3.42
                                                         2002     59.47        43.03       1.7350
                                                         2001     63.86        59.47            0

BlackRock Large Cap Value Division/(d)/................. 2004     10.47        11.61         6.65
                                                         2003      7.89        10.47         0.94
                                                         2002     10.00         7.89            0

BlackRock Strategic Value Division/(c)/................. 2004     15.64        17.64        66.48
                                                         2003     10.68        15.64        43.56
                                                         2002     13.87        10.68      30.2665
                                                         2001     14.14        13.87            0

Davis Venture Value Division/(c)/....................... 2004     26.44        29.04        13.09
                                                         2003     20.81        26.44         9.56
                                                         2002     25.43        20.81       2.5725
                                                         2001     26.19        25.43            0

FI International Stock Division/(c)/.................... 2004     10.81        12.50        12.23
                                                         2003      8.73        10.81         9.64
                                                         2002     10.81         8.73       4.2877
                                                         2001     11.59        10.81            0

                                                                                   NUMBER OF
                                                        BEGINNING OF              ACCUMULATION
                                                            YEAR     END OF YEAR  UNITS END OF
                                                        ACCUMULATION ACCUMULATION   YEAR (IN
                                                   YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                   ---- ------------ ------------ ------------
FI Mid Cap Opportunities Division/(h)/............ 2004    $13.90       $15.92        12.95
                                                   2003     10.61        13.90         5.17
                                                   2002     15.26        10.61       1.8329
                                                   2001     17.77        15.26            0

FI Value Leaders Division/(d)/.................... 2004     21.82        24.27         7.55
                                                   2003     17.75        21.82         4.27
                                                   2002     21.64        17.75            0

Franklin Templeton Small Cap Growth Division/(c)/. 2004      8.78         9.56        11.06
                                                   2003      6.20         8.78         9.75
                                                   2002      8.76         6.20       1.4272
                                                   2001      9.16         8.76            0

Harris Oakmark Focused Value Division/(c)/........ 2004     28.74        30.90        29.34
                                                   2003     22.36        28.74        21.78
                                                   2002     25.06        22.36      11.9329
                                                   2001     24.28        25.06            0

Harris Oakmark International Division/(d)/........ 2004     11.61        13.72        20.37
                                                   2003      8.78        11.61         9.98
                                                   2002     10.89         8.78        .2493

Harris Oakmark Large Cap Value Division/(c)/...... 2004     11.61        12.65        64.02
                                                   2003      9.49        11.61         9.98
                                                   2002     11.29         9.49      32.0720
                                                   2001     11.48        11.29            0

Janus Aggressive Growth Division/(c) (e)/......... 2004      6.66         7.08        13.22
                                                   2003      5.25         6.66         5.64
                                                   2002      7.72         5.25       6.7640
                                                   2001      8.86         7.72            0

Lehman Brothers Aggregate Bond Index Division/(c)/ 2004     12.22        12.43       154.67
                                                   2003     12.10        12.22        97.82
                                                   2002     11.21        12.10      56.0511
                                                   2001     11.02        11.21            0

Loomis Sayles Small Cap Division/(c)/............. 2004     21.91        24.94         3.53
                                                   2003     16.55        21.91         2.04
                                                   2002     21.54        16.55        .2754
                                                   2001     22.06        21.54            0

Lord Abbett Bond Debenture Division/(b)/.......... 2004     11.80        12.51        25.63
                                                   2003     10.15        11.80        13.48
                                                   2002     10.23        10.15       3.4885
                                                   2001     10.51        10.23            0

MET/AIM Mid Cap Core Equity Division/(d)/......... 2004     11.89        13.32        15.87
                                                   2003      9.61        11.89        13.77
                                                   2002     11.36         9.61        .0698

MET/AIM Small Cap Growth Division/(d)/............ 2004     11.47        11.97         5.96
                                                   2003      8.44        11.47         4.58
                                                   2002     11.20         8.44        .0789

                                                                             NUMBER OF
                                                  BEGINNING OF              ACCUMULATION
                                                      YEAR     END OF YEAR  UNITS END OF
                                                  ACCUMULATION ACCUMULATION   YEAR (IN
                                             YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                             ---- ------------ ------------ ------------
Met/Putnam Voyager Division/(c) (g)/........ 2004    $ 4.17       $ 4.27        10.95
                                             2003      3.40         4.17        12.66
                                             2002      4.88         3.40      11.1884
                                             2001      5.36         4.88            0

MetLife Mid Cap Stock Index Division/(c)/... 2004     11.24        12.75        31.71
                                             2003      8.53        11.24        31.28
                                             2002     10.24         8.53      11.7185
                                             2001     10.37        10.24            0

MetLife Stock Index Division/(c)/........... 2004     31.79        34.38        68.75
                                             2003     25.68        31.79        35.69
                                             2002     33.75        25.68      14.0592
                                             2001     35.82        33.75            0

MFS Investors Trust Division/(c)/........... 2004      7.58         8.26         8.58
                                             2003      6.39         7.58         0.31
                                             2002      8.17         6.39        .8025
                                             2001      8.61         8.17            0

MFS Research International Division/(c)/.... 2004      9.33        10.93         8.77
                                             2003      7.22         9.33         5.04
                                             2002      8.34         7.22       1.1597
                                             2001      9.00         8.34            0

Morgan Stanley EAFE Index Division/(c)/..... 2004      9.27        10.84        52.14
                                             2003      6.92         9.27        43.38
                                             2002      8.46         6.92      16.0267
                                             2001      9.25         8.46            0

Neuberger Berman Mid Cap Value Division/(c)/ 2004     17.45        20.98        23.83
                                             2003     13.11        17.45        14.46
                                             2002     14.81        13.11       5.8460
                                             2001     15.15        14.81            0

Oppenheimer Global Equity Division/(c)/..... 2004     12.41        14.11        13.58
                                             2003      9.77        12.41        10.20
                                             2002     11.88         9.77       3.8232
                                             2001     12.63        11.88            0

PIMCO Total Return Division/(c)/............ 2004     11.39        11.71        94.30
                                             2003     11.15        11.39        66.05
                                             2002     10.39        11.15      27.4575
                                             2001     10.23        10.39            0

RCM Global Technology Division/(c)/......... 2004      4.52         4.24        37.40
                                             2003      2.94         4.52        32.24
                                             2002      6.06         2.94       5.6696
                                             2001      7.03         6.06            0

Russell 2000 Index Division/(c)/............ 2004     13.05        15.02        27.38
                                             2003      9.16        13.05        18.14
                                             2002     11.77         9.16       5.4237
                                             2001     11.85        11.77            0

                                                                                            NUMBER OF
                                                                 BEGINNING OF              ACCUMULATION
                                                                     YEAR     END OF YEAR  UNITS END OF
                                                                 ACCUMULATION ACCUMULATION   YEAR (IN
                                                            YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                            ---- ------------ ------------ ------------
Salomon Brothers Strategic Bond Opportunities Division/(c)/ 2004    $17.91       $18.67        25.82
                                                            2003     16.38        17.91        23.87
                                                            2002     15.27        16.38       9.8660
                                                            2001     15.01        15.27            0

Salomon Brothers U.S. Government Division/(c)/............. 2004     14.79        14.89        28.29
                                                            2003     14.99        14.77        33.46
                                                            2002     14.20        14.99      89.0819
                                                            2001     13.96        14.20            0

T. Rowe Price Large Cap Growth Division/(c)/............... 2004     10.85        11.67        23.92
                                                            2003      8.52        10.85        11.92
                                                            2002     11.32         8.52        .6601
                                                            2001     11.48        11.32            0

T. Rowe Price Mid-Cap Growth Division/(c)/................. 2004      6.03         6.97        46.73
                                                            2003      4.51         6.03        19.52
                                                            2002      8.22         4.51      12.0569
                                                            2001      8.62         8.22            0

T. Rowe Price Small Cap Growth Division/(c)/............... 2004     11.57        12.58        14.62
                                                            2003      8.45        11.57         8.80
                                                            2002     11.77         8.45        .5277
                                                            2001     11.98        11.77            0

                                    GROUP I
BONUS CLASS WITH ANNUAL STEP-UP DEATH BENEFIT AND EARNINGS PRESERVATION BENEFIT


                                                                                         NUMBER OF
                                                              BEGINNING OF              ACCUMULATION
                                                                  YEAR     END OF YEAR  UNITS END OF
                                                              ACCUMULATION ACCUMULATION   YEAR (IN
                                                         YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                         ---- ------------ ------------ ------------
American Funds Global Small Capitalization Division/(c)/ 2004   $ 15.56      $ 18.37          6.33
                                                         2003     10.42        15.56          0.87
                                                         2002     13.16        10.42         .9952
                                                         2001     13.51        13.16       438.834

American Funds Growth Division/(c)/..................... 2004     96.43       106.00          5.12
                                                         2003     73.50        96.43          0.82
                                                         2002     99.46        73.50          .444
                                                         2001    110.11        99.46       314.004

American Funds Growth-Income Division/(c)/.............. 2004     75.05        80.94          3.81
                                                         2003     59.09        75.05          0.78
                                                         2002     73.98        59.09         .6534
                                                         2001     77.25        73.98             0

BlackRock Aggressive Growth Division/(c)/............... 2004     30.34        33.48          0.37
                                                         2003     22.38        30.34          0.07
                                                         2002     32.07        22.38             0
                                                         2001     34.10        32.07             0

BlackRock Bond Income Division/(a)/..................... 2004     40.19        41.01          1.25
                                                         2003     39.62        40.19          0.48
                                                         2002     37.39        39.62         .3843
                                                         2001     36.48        37.39             0

BlackRock Diversified Division/(c)/..................... 2004     32.01        33.91          4.19
                                                         2003     27.61        32.01          2.28
                                                         2002     32.74        27.61        1.8291
                                                         2001     33.68        32.74             0

BlackRock Investment Trust Division/(c)/................ 2004     52.67        57.06          0.57
                                                         2003     42.20        52.67          0.60
                                                         2002     58.37        42.20         .4487
                                                         2001     62.71        58.37             0

BlackRock Large Cap Value Division/(d)/................. 2004     10.45        11.58          0.64
                                                         2003      7.89        10.45          0.49
                                                         2002     10.00         7.89             0

BlackRock Strategic Value Division/(c)/................. 2004     15.59        17.56         36.82
                                                         2003     10.65        15.59         20.17
                                                         2002     13.84        10.65       18.2215
                                                         2001     14.12        13.84     3,202.883

Davis Venture Value Division/(c)/....................... 2004     26.19        28.74          4.62
                                                         2003     20.64        26.19          3.00
                                                         2002     25.24        20.64        2.2677
                                                         2001     26.01        25.24     1,350.353

FI International Stock Division/(c)/.................... 2004     10.68        12.33          7.39
                                                         2003      8.63        10.68          7.08
                                                         2002     10.69         8.63        5.3893
                                                         2001     11.47        10.69      5,120.68

                                                                                   NUMBER OF
                                                        BEGINNING OF              ACCUMULATION
                                                            YEAR     END OF YEAR  UNITS END OF
                                                        ACCUMULATION ACCUMULATION   YEAR (IN
                                                   YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                   ---- ------------ ------------ ------------
FI Mid Cap Opportunities Division/(h)/............ 2004    $13.80       $15.80          3.36
                                                   2003     10.54        13.80          1.99
                                                   2002     15.19        10.54        1.3453
                                                   2001     17.69        15.19      1,345.27

FI Value Leaders Division/(d)/.................... 2004     21.59        23.99          1.27
                                                   2003     17.57        21.59          0.08
                                                   2002     21.44        17.57         .2145

Franklin Templeton Small Cap Growth Division/(c)/. 2004      8.75         9.52          1.15
                                                   2003      6.19         8.75             0
                                                   2002      8.76         6.19             0
                                                   2001      9.16         8.76             0

Harris Oakmark Focused Value Division/(c)/........ 2004     28.43        30.54         17.73
                                                   2003     22.15        28.43          7.64
                                                   2002     24.84        22.15         6.607
                                                   2001     24.08        24.84       815.114

Harris Oakmark International Division/(d)/........ 2004     11.58        13.68          2.23
                                                   2003      8.77        11.58          0.94
                                                   2002     10.89         8.77             0

Harris Oakmark Large Cap Value Division/(c)/...... 2004     11.55        12.57         22.38
                                                   2003      9.45        11.55         17.16
                                                   2002     11.26         9.45       14.4342
                                                   2001     11.45        11.26      5,439.33

Janus Aggressive Growth Division/(c) (e)/......... 2004      6.65         7.06          4.44
                                                   2003      5.24         6.65          4.16
                                                   2002      7.71         5.24        3.1103
                                                   2001      8.85         7.71      1,784.28

Lehman Brothers Aggregate Bond Index Division/(c)/ 2004     12.15        12.36         11.75
                                                   2003     12.05        12.15          9.84
                                                   2002     11.18        12.05        7.9598
                                                   2001     10.99        11.18             0

Loomis Sayles Small Cap Division/(c)/............. 2004     21.70        24.67          0.66
                                                   2003     16.41        21.70          0.51
                                                   2002     21.38        16.41         .2659
                                                   2001     21.90        21.38       266.962

Lord Abbett Bond Debenture Division/(b)/.......... 2004     11.72        12.41          4.42
                                                   2003     10.09        11.72          2.98
                                                   2002     10.18        10.09             0
                                                   2001     10.46        10.18             0

MET/AIM Mid Cap Core Equity Division/(d)/......... 2004     11.86        13.28          3.33
                                                   2003      9.60        11.86          2.22
                                                   2002     11.36         9.60        1.6125

MET/AIM Small Cap Growth Division/(d)/............ 2004     11.45        11.94          0.42
                                                   2003      8.43        11.45          0.29
                                                   2002     11.19         8.43         .0607

                                                                             NUMBER OF
                                                  BEGINNING OF              ACCUMULATION
                                                      YEAR     END OF YEAR  UNITS END OF
                                                  ACCUMULATION ACCUMULATION   YEAR (IN
                                             YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                             ---- ------------ ------------ ------------
Met/Putnam Voyager Division/(c) (g)/........ 2004    $ 4.16       $ 4.25          2.53
                                             2003      3.39         4.16          1.70
                                             2002      4.87         3.39        1.0072
                                             2001      5.35         4.87             0

MetLife Mid Cap Stock Index Division/(c)/... 2004     11.20        12.70          4.88
                                             2003      8.51        11.20          2.22
                                             2002     10.22         8.51        1.1307
                                             2001     10.36        10.22             0

MetLife Stock Index Division/(c)/........... 2004     31.36        33.88          6.62
                                             2003     25.36        31.36          2.60
                                             2002     33.36        25.36        2.7050
                                             2001     35.42        33.36             0

MFS Investors Trust Division/(c)/........... 2004      7.55         8.21          2.78
                                             2003      6.37         7.55          1.98
                                             2002      8.15         6.37        1.3949
                                             2001      8.60         8.15      1,399.68

MFS Research International Division/(c)/.... 2004      9.30        10.89          1.30
                                             2003      7.21         9.30          0.04
                                             2002      8.33         7.21         .0438
                                             2001      8.99         8.33             0

Morgan Stanley EAFE Index Division/(c)/..... 2004      9.22        10.77          5.56
                                             2003      6.89         9.22          5.27
                                             2002      8.44         6.89        4.0190
                                             2001      9.22         8.44      4,206.93

Neuberger Berman Mid Cap Value Division/(c)/ 2004     17.36        20.85          6.79
                                             2003     13.06        17.36          3.92
                                             2002     14.76        13.06        2.9219
                                             2001     15.11        14.76     2,173.338

Oppenheimer Global Equity Division/(c)/..... 2004     12.32        14.00          0.77
                                             2003      9.71        12.32          0.88
                                             2002     11.82         9.71        1.6751
                                             2001     12.57        11.82             0

PIMCO Total Return Division/(c)/............ 2004     11.35        11.67         10.81
                                             2003     11.13        11.35          7.41
                                             2002     10.38        11.13       10.2426
                                             2001     10.22        10.38      3,328.47

RCM Global Technology Division/(c)/......... 2004      4.51         4.22          1.76
                                             2003      2.93         4.51          1.22
                                             2002      6.06         2.93         .5666
                                             2001      7.03         6.06             0

Russell 2000 Index Division/(c)/............ 2004     12.99        14.93          2.92
                                             2003      9.13        12.99          1.18
                                             2002     11.73         9.13         .2813
                                             2001     11.82        11.73             0

                                                                                            NUMBER OF
                                                                 BEGINNING OF              ACCUMULATION
                                                                     YEAR     END OF YEAR  UNITS END OF
                                                                 ACCUMULATION ACCUMULATION   YEAR (IN
                                                            YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                            ---- ------------ ------------ ------------
Salomon Brothers Strategic Bond Opportunities Division/(c)/ 2004    $17.74       $18.48         13.41
                                                            2003     16.25        17.74          3.22
                                                            2002     15.16        16.25        2.9726
                                                            2001     14.91        15.16      1,812.32

Salomon Brothers U.S. Government Division/(c)/............. 2004     14.66        14.74          7.02
                                                            2003     14.87        14.66          6.06
                                                            2002     14.10        14.87        5.6375
                                                            2001     13.87        14.10             0

T. Rowe Price Large Cap Growth Division/(c)/............... 2004     10.79        11.59          3.12
                                                            2003      8.48        10.79          1.77
                                                            2002     11.29         8.48        1.7224
                                                            2001     11.45        11.29      1,014.32

T. Rowe Price Mid-Cap Growth Division/(c)/................. 2004      6.01         6.94          1.81
                                                            2003      4.50         6.01          1.89
                                                            2002      8.21         4.50         .1363
                                                            2001      8.62         8.21             0

T. Rowe Price Small Cap Growth Division/(c)/............... 2004     11.49        12.48          1.51
                                                            2003      8.40        11.49          1.01
                                                            2002     11.71         8.40         .3178
                                                            2001     11.93        11.71             0

                                    GROUP I
BONUS CLASS WITH GREATER OF ANNUAL STEP-UP OR 5% ANNUAL INCREASE DEATH BENEFIT
                       AND EARNINGS PRESERVATION BENEFIT


                                                                              NUMBER OF
                                                   BEGINNING OF              ACCUMULATION
                                                       YEAR     END OF YEAR  UNITS END OF
                                                   ACCUMULATION ACCUMULATION   YEAR (IN
                                              YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                              ---- ------------ ------------ ------------
BlackRock Aggressive Growth Division/(c)/.... 2004    $29.63       $32.65        6.72
                                              2003     21.89        29.63        0.79
                                              2002     31.42        21.89        1.85
                                              2001     33.43        31.42           0

BlackRock Bond Income Division/(a)/.......... 2004     38.97        39.70        8.45
                                              2003     38.47        38.97        2.08
                                              2002     36.37        38.47        3.12
                                              2001     35.51        36.37           0

BlackRock Diversified Division/(c)/.......... 2004     31.18        32.99       22.14
                                              2003     26.94        31.18        0.44
                                              2002     31.99        26.94        2.01
                                              2001     32.93        31.99           0

BlackRock Investment Trust Division/(c)/..... 2004     51.08        55.25        9.38
                                              2003     40.98        51.08        1.41
                                              2002     56.77        40.98        1.50
                                              2001     61.03        56.77           0

BlackRock Large Cap Value Division/(d)/...... 2004     10.42        11.54       27.47
                                              2003      7.88        10.42        1.52
                                              2002     10.00         7.88           0

BlackRock Strategic Value Division/(c)/...... 2004     15.51        17.45       81.50
                                              2003     10.61        15.51        7.43
                                              2002     13.81        10.61       22.51
                                              2001     14.10        13.81           0

Davis Venture Value Division/(c)/............ 2004     25.84        28.31        8.70
                                              2003     20.39        25.84        0.25
                                              2002     24.97        20.39        3.70
                                              2001     25.75        24.97           0

FI International Stock Division/(c)/......... 2004     10.48        12.08       11.40
                                              2003      8.48        10.48        0.36
                                              2002     10.52         8.48        4.16
                                              2001     11.30        10.52           0

FI Mid Cap Opportunities Division/(h)/....... 2004     13.66        15.62       18.53
                                              2003     10.45        13.66        2.47
                                              2002     15.08        10.45         .40
                                              2001     17.58        15.08           0

FI Value Leaders Division/(d)/............... 2004     21.25        23.58        3.05
                                              2003     17.32        21.25        0.19
                                              2002     21.16        17.32           0

Franklin Templeton Small Growth Division/(c)/ 2004      8.72         9.47        7.68
                                              2003      6.18         8.72        0.07
                                              2002      8.75         6.18           0
                                              2001      9.16         8.75           0

                                                                                      NUMBER OF
                                                           BEGINNING OF              ACCUMULATION
                                                               YEAR     END OF YEAR  UNITS END OF
                                                           ACCUMULATION ACCUMULATION   YEAR (IN
                                                      YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                      ---- ------------ ------------ ------------
Harris Oakmark Focused Value Division/(c)/........... 2004    $27.98       $30.01        19.02
                                                      2003     21.83        27.98         2.91
                                                      2002     24.52        21.83         8.47
                                                      2001     23.78        24.52            0

Harris Oakmark International Division/(d)/........... 2004     11.54        13.61         4.33
                                                      2003      8.75        11.54            0
                                                      2002     10.89         8.75         1.21

Harris Oakmark Large Cap Value Division/(c)/......... 2004     11.46        12.46        51.50
                                                      2003      9.39        11.46         4.19
                                                      2002     11.20         9.39            0
                                                      2001     11.40        11.20            0

Janus Aggressive Growth Division/(e)/................ 2004      6.62         7.02         9.71
                                                      2003      5.22         6.62         0.19
                                                      2002      7.71         5.22         7.36
                                                      2001      8.85         7.71            0

Lehman Brothers(R) Aggregate Bond Index Division/(c)/ 2004     12.06        12.24       102.14
                                                      2003     11.97        12.06         3.50
                                                      2002     11.12        11.97        17.13
                                                      2001     10.95        11.12            0

Loomis Sayles Small Cap Division/(c)/................ 2004     21.39        24.28         0.65
                                                      2003     16.20        21.39         0.07
                                                      2002     21.13        16.20          .51
                                                      2001     21.66        21.13            0

Lord Abbett Bond Debenture Division/(b)/............. 2004     11.60        12.26        11.57
                                                      2003     10.00        11.60         5.62
                                                      2002     10.11        10.00         6.53
                                                      2001     10.39        10.11            0

Met/AIM Mid Cap Core Equity Division/(d)/............ 2004     11.82        13.21         8.91
                                                      2003      9.58        11.82            0
                                                      2002     11.35         9.58            0

Met/AIM Small Cap Growth Division/(d)/............... 2004     11.41        11.88         6.15
                                                      2003      8.41        11.41            0
                                                      2002     11.18         8.41          .02

Met/Putnam Voyager Division/(c) (g)/................. 2004      4.14         4.22         6.89
                                                      2003      3.38         4.14         0.59
                                                      2002      4.86         3.38         5.27
                                                      2001      5.34         4.86            0

MetLife Mid Cap Stock Index Division/(c)/............ 2004     11.14        12.61        28.64
                                                      2003      8.48        11.14         2.32
                                                      2002     10.20         8.48         9.91
                                                      2001     10.34        10.20            0

MetLife Stock Index Division/(c)/.................... 2004     30.73        33.14        57.90
                                                      2003     24.88        30.73         3.89
                                                      2002     32.78        24.88         6.75
                                                      2001     34.83        32.78            0

                                                                                            NUMBER OF
                                                                 BEGINNING OF              ACCUMULATION
                                                                     YEAR     END OF YEAR  UNITS END OF
                                                                 ACCUMULATION ACCUMULATION   YEAR (IN
                                                            YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                            ---- ------------ ------------ ------------
MFS Investors Trust Division/(c)/.......................... 2004    $ 7.49       $ 8.14        4.28
                                                            2003      6.33         7.49           0
                                                            2002      8.12         6.33           0
                                                            2001      8.57         8.12           0

MFS Research International Division/(c)/................... 2004      9.28        10.84       10.10
                                                            2003      7.19         9.27        0.07
                                                            2002      8.32         7.19        3.59
                                                            2001      8.99         8.32           0

Morgan Stanley EAFE(R) Index Division/(c)/................. 2004      9.15        10.67       35.44
                                                            2003      6.85         9.15        6.09
                                                            2002      8.40         6.85       13.17
                                                            2001      9.18         8.40           0

Neuberger Berman Mid Cap Value Division/(c)/............... 2004     17.22        20.66       19.54
                                                            2003     12.98        17.22        1.70
                                                            2002     14.69        12.98         .66
                                                            2001     15.05        14.69           0

Oppenheimer Global Equity Division/(c)/.................... 2004     12.20        13.84       11.99
                                                            2003      9.63        12.20        1.62
                                                            2002     11.74         9.63        7.13
                                                            2001     12.49        11.74           0

PIMCO Total Return Division/(c)/........................... 2004     11.31        11.60       60.12
                                                            2003     11.10        11.31        0.41
                                                            2002     10.37        11.10       12.75
                                                            2001     10.21        10.37           0

RCM Global Technology Division/(c)/........................ 2004      4.49         4.20       59.95
                                                            2003      2.93         4.49        2.59
                                                            2002      6.05         2.93       11.78
                                                            2001      7.03         6.05           0

Russell 2000(R) Index Division/(c)/........................ 2004     12.89        14.79       18.31
                                                            2003      9.07        12.89        1.33
                                                            2002     11.67         9.07        4.78
                                                            2001     11.77        11.67           0

Salomon Brothers Strategic Bond Opportunities Division/(c)/ 2004     17.50        18.20       34.46
                                                            2003     16.05        17.50        0.86
                                                            2002     15.00        16.05        1.81
                                                            2001     14.76        15.00           0

Salomon Brothers U.S. Government Division/(c)/............. 2004     14.46        14.52       17.83
                                                            2003     14.69        14.46        0.97
                                                            2002     13.95        14.69        8.18
                                                            2001     13.73        13.95           0

T. Rowe Price Large Cap Growth Division/(c)/............... 2004     10.71        11.49       20.84
                                                            2003      8.43        10.71        2.16
                                                            2002     11.23         8.43         .71
                                                            2001     11.40        11.23           0

                                                                             NUMBER OF
                                                  BEGINNING OF              ACCUMULATION
                                                      YEAR     END OF YEAR  UNITS END OF
                                                  ACCUMULATION ACCUMULATION   YEAR (IN
                                             YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                             ---- ------------ ------------ ------------
T. Rowe Price Mid-Cap Growth Division/(c)/.. 2004    $ 5.99       $ 6.90       35.86
                                             2003      4.50         5.99        0.76
                                             2002      8.20         4.50       12.10
                                             2001      8.61         8.20           0

T. Rowe Price Small Cap Growth Division/(c)/ 2004     11.38        12.34       14.10
                                             2003      8.33        11.38        1.27
                                             2002     11.62         8.33         .49
                                             2001     11.85        11.62           0

                                    GROUP I
                       C CLASS WITH BASIC DEATH BENEFIT


                                                                                         NUMBER OF
                                                              BEGINNING OF              ACCUMULATION
                                                                  YEAR     END OF YEAR  UNITS END OF
                                                              ACCUMULATION ACCUMULATION   YEAR (IN
                                                         YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                         ---- ------------ ------------ ------------
American Funds Global Small Capitalization Division/(c)/ 2004   $ 16.01      $ 19.00        46.61
                                                         2003     10.61        16.01        20.84
                                                         2002     13.35        10.61       5.4264
                                                         2001     13.69        13.35            0

American Funds Growth Division/(c)/..................... 2004    106.52       117.68        18.08
                                                         2003     79.27       106.52        12.97
                                                         2002    106.85        79.27       4.6474
                                                         2001    118.09       106.85            0

American Funds Growth-Income Division/(c)/.............. 2004     82.90        89.86        34.16
                                                         2003     63.74        82.90        22.39
                                                         2002     79.47        63.74       6.5416
                                                         2001     82.85        79.47            0

BlackRock Aggressive Growth Division/(c)/............... 2004     32.81        36.40         5.20
                                                         2003     23.73        32.81         7.42
                                                         2002     33.88        23.73        .4746
                                                         2001     35.96        33.88            0

BlackRock Bond Income Division/(a)/..................... 2004     44.53        45.67        25.55
                                                         2003     42.83        44.53        21.33
                                                         2002     40.27        42.83      10.2593
                                                         2001     39.23        40.27            0

BlackRock Diversified Division/(c)/..................... 2004     34.93        37.20        29.93
                                                         2003     29.49        34.93        31.85
                                                         2002     34.84        29.49      10.7653
                                                         2001     35.78        34.84            0

BlackRock Investment Trust Division/(c)/................ 2004     58.37        63.55         8.71
                                                         2003     45.63        58.37         9.34
                                                         2002     62.87        45.63       2.2849
                                                         2001     67.43        62.87            0

BlackRock Large Cap Value Division/(d)/................. 2004     10.54        11.74        23.77
                                                         2003      7.91        10.54        15.50
                                                         2002     10.00         7.91       1.8688

BlackRock Money Market Division/(f)/.................... 2004     21.38        21.19       150.61
                                                         2003     21.59        21.38       193.30

BlackRock Strategic Value Division/(c)/................. 2004     15.86        17.96        96.27
                                                         2003     10.76        15.86        80.52
                                                         2002     13.93        10.76       0.1732
                                                         2001     14.18        13.93            0

Davis Venture Value Division/(c)/....................... 2004     27.42        30.24        16.08
                                                         2003     21.32        27.42         7.95
                                                         2002     25.98        21.32       2.4630
                                                         2001     26.73        25.98            0

                                                                                   NUMBER OF
                                                        BEGINNING OF              ACCUMULATION
                                                            YEAR     END OF YEAR  UNITS END OF
                                                        ACCUMULATION ACCUMULATION   YEAR (IN
                                                   YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                   ---- ------------ ------------ ------------
FI International Stock Division/(c)/.............. 2004    $11.38       $13.20        10.81
                                                   2003      9.04        11.38         7.13
                                                   2002     11.16         9.04       4.4099
                                                   2001     11.95        11.16            0

FI Mid Cap Opportunities Division/(h)/............ 2004     14.28        16.43        24.61
                                                   2003     10.79        14.28        10.95
                                                   2002     15.49        10.79       3.5579
                                                   2001     18.01        15.49            0

FI Value Leaders Division/(d)/.................... 2004     22.77        25.43         4.13
                                                   2003     18.27        22.77         1.43
                                                   2002     22.23        18.27        .7341

Franklin Templeton Small Cap Growth Division/(c)/. 2004      8.87         9.70        20.75
                                                   2003      6.24         8.87        19.14
                                                   2002      8.78         6.24       3.9242
                                                   2001      9.17         8.78            0

Harris Oakmark Focused Value Division/(c)/........ 2004     29.99        32.38        36.46
                                                   2003     23.02        29.99        29.85
                                                   2002     25.72        23.02      11.9658
                                                   2001     24.89        25.72            0

Harris Oakmark International Division/(d)/........ 2004     11.71        13.90        23.59
                                                   2003      8.81        11.71        13.71
                                                   2002     10.90         8.81        .5579

Harris Oakmark Large Cap Value Division/(c)/...... 2004     11.85        12.97       105.48
                                                   2003      9.61        11.85        79.58
                                                   2002     11.40         9.61      33.3480
                                                   2001     11.58        11.40            0

Janus Aggressive Growth Division/(c) (e)/......... 2004      6.74         7.19         1.70
                                                   2003      5.27         6.74         9.86
                                                   2002      7.73         5.27       4.9487
                                                   2001      8.86         7.73            0

Lehman Brothers Aggregate Bond Index Division/(c)/ 2004     12.47        12.74       304.26
                                                   2003     12.25        12.47       204.61
                                                   2002     11.32        12.25      96.3369
                                                   2001     11.11        11.32            0

Loomis Sayles Small Cap Division/(c)/............. 2004     22.77        26.03         4.11
                                                   2003     16.99        22.77         2.55
                                                   2002     22.04        16.99        .7845
                                                   2001     22.54        22.04            0

Lord Abbett Bond Debenture Division/(b)/.......... 2004     12.12        12.90        44.74
                                                   2003     10.33        12.12        60.94
                                                   2002     10.38        10.33       5.8690
                                                   2001     10.65        10.38            0

MET/AIM Mid Cap Core Equity Division/(d)/......... 2004     11.99        13.49        21.02
                                                   2003      9.65        11.99        15.69
                                                   2002     11.38         9.65        .9500

                                                                             NUMBER OF
                                                  BEGINNING OF              ACCUMULATION
                                                      YEAR     END OF YEAR  UNITS END OF
                                                  ACCUMULATION ACCUMULATION   YEAR (IN
                                             YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                             ---- ------------ ------------ ------------
MET/AIM Small Cap Growth Division/(d)/...... 2004    $11.58       $12.13         5.24
                                             2003      8.47        11.58         2.97
                                             2002     11.22         8.47        .4163

Met/Putnam Voyager Division/(c) (g)/........ 2004      4.24         4.36         1.93
                                             2003      3.43         4.24         7.67
                                             2002      4.90         3.43       1.4909
                                             2001      5.38         4.90            0

MetLife Mid Cap Stock Index Division/(c)/... 2004     11.40        12.98        66.39
                                             2003      8.60        11.40        72.02
                                             2002     10.28         8.60      36.5669
                                             2001     10.40        10.28            0

MetLife Stock Index Division/(c)/........... 2004     33.58        36.45       125.31
                                             2003     26.67        33.58        90.69
                                             2002     34.95        26.67      42.2621
                                             2001     37.05        34.95            0

MFS Investors Trust Division/(c)/........... 2004      7.73         8.45         9.37
                                             2003      6.46         7.73        15.40
                                             2002      8.24         6.46       0.3980
                                             2001      8.67         8.24            0

MFS Research International Division/(c)/.... 2004      9.44        11.10         7.17
                                             2003      7.26         9.44         5.94
                                             2002      8.36         7.26       2.2111
                                             2001      9.01         8.36            0

Morgan Stanley EAFE Index Division/(c)/..... 2004      9.46        11.11       102.46
                                             2003      7.00         9.46       113.62
                                             2002      8.54         7.00      54.8367
                                             2001      9.32         8.54            0

Neuberger Berman Mid Cap Value Division/(c)/ 2004     17.81        21.50        52.39
                                             2003     13.28        17.81        19.95
                                             2002     14.95        13.28      10.0132
                                             2001     15.27        14.95            0

Oppenheimer Global Equity Division/(c)/..... 2004     12.75        14.56         5.07
                                             2003      9.94        12.75         4.71
                                             2002     12.05         9.94       1.5475
                                             2001     12.79        12.05            0

PIMCO Total Return Division/(c)/............ 2004     11.52        11.90       122.91
                                             2003     11.21        11.52       110.33
                                             2002     10.42        11.21      55.2510
                                             2001     10.24        10.42            0

RCM Global Technology Division/(c)/......... 2004      4.58         4.30        65.38
                                             2003      2.96         4.58       113.20
                                             2002      6.08         2.96       1.9228
                                             2001      7.04         6.08            0

                                                                                            NUMBER OF
                                                                 BEGINNING OF              ACCUMULATION
                                                                     YEAR     END OF YEAR  UNITS END OF
                                                                 ACCUMULATION ACCUMULATION   YEAR (IN
                                                            YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                            ---- ------------ ------------ ------------
Russell 2000 Index Division/(c)/........................... 2004    $13.33       $15.40        44.27
                                                            2003      9.28        13.33        48.95
                                                            2002     11.88         9.28      22.3719
                                                            2001     11.95        11.88            0

Salomon Brothers Strategic Bond Opportunities Division/(c)/ 2004     18.58        19.45        54.70
                                                            2003     16.79        18.58        45.86
                                                            2002     15.61        16.79      12.2335
                                                            2001     15.32        15.61            0

Salomon Brothers U.S. Government Division/(c)/............. 2004     15.35        15.51        51.57
                                                            2003     15.36        15.35        36.02
                                                            2002     14.51        15.36      77.3942
                                                            2001     14.25        14.51            0

T. Rowe Price Large Cap Growth Division/(c)/............... 2004     11.08        11.96        25.31
                                                            2003      8.62        11.08        19.11
                                                            2002     11.43         8.62       4.8255
                                                            2001     11.58        11.43            0

T. Rowe Price Mid-Cap Growth Division/(c)/................. 2004      6.10         7.08        30.27
                                                            2003      4.53         6.10        30.35
                                                            2002      8.24         4.53       5.9869
                                                            2001      8.63         8.24            0

T. Rowe Price Small Cap Growth Division/(c)/............... 2004     11.89        12.98        17.99
                                                            2003      8.60        11.89        22.47
                                                            2002     11.94         8.60       4.6379
                                                            2001     12.14        11.94            0

                                    GROUP I
                  C CLASS WITH EARNINGS PRESERVATION BENEFIT


                                                                                         NUMBER OF
                                                              BEGINNING OF              ACCUMULATION
                                                                  YEAR     END OF YEAR  UNITS END OF
                                                              ACCUMULATION ACCUMULATION   YEAR (IN
                                                         YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                         ---- ------------ ------------ ------------
American Funds Global Small Capitalization Division/(c)/ 2004   $ 15.78      $ 18.68            0
                                                         2003                  15.78         1.68
                                                         2002     10.49        10.49       1.8158
                                                         2001     13.57        13.23            0

American Funds Growth Division/(c)/..................... 2004    101.35       111.69         2.22
                                                         2003     75.61       101.35         2.58
                                                         2002    102.17        75.61       1.2506
                                                         2001    113.04       102.17            0

American Funds Growth-Income Division/(c)/.............. 2004     78.87        85.28         0.14
                                                         2003     60.79        78.87         0.05
                                                         2002     75.99        60.79        .0487
                                                         2001     79.31        75.99            0

BlackRock Aggressive Growth Division/(c)/............... 2004     31.55        34.91         0.38
                                                         2003     22.87        31.55         0.42
                                                         2002     32.74        22.87        .4919
                                                         2001     34.78        32.74            0

BlackRock Bond Income Division/(a)/..................... 2004     42.30        43.27         0.40
                                                         2003     40.79        42.30         1.01
                                                         2002     38.44        40.79       2.5290
                                                         2001     37.49        38.44            0

BlackRock Diversified Division/(c)/..................... 2004     33.44        35.52        27.24
                                                         2003     28.30        33.44        26.90
                                                         2002     33.51        28.30            0
                                                         2001     34.45        33.51            0

BlackRock Investment Trust Division/(c)/................ 2004     55.45        60.22         0.28
                                                         2003     43.45        55.45         0.16
                                                         2002     60.02        43.45        .1722
                                                         2001     64.44        60.02            0

BlackRock Large Cap Value Division/(d)/................. 2004     10.49        11.66            0
                                                         2003      7.90        10.49            0
                                                         2002     10.00         7.90            0

BlackRock MoneyMarket-Division/(f)/..................... 2004                  20.09            0
                                                         2003     20.57        20.31            0

BlackRock Strategic Value Division/(c)/................. 2004     15.72        17.76         1.64
                                                         2003     10.69        15.72         3.30
                                                         2002     13.88        10.69       8.2857
                                                         2001     14.14        13.88            0

Davis Venture Value Division/(c)/....................... 2004     26.80        29.48         0.10
                                                         2003      2.89        26.80         0.11
                                                         2002     25.52        20.89        .1042
                                                         2001     26.28        25.52            0

                                                                                   NUMBER OF
                                                        BEGINNING OF              ACCUMULATION
                                                            YEAR     END OF YEAR  UNITS END OF
                                                        ACCUMULATION ACCUMULATION   YEAR (IN
                                                   YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                   ---- ------------ ------------ ------------
FI International Stock Division/(c)/.............. 2004    $11.02       $12.76         0.29
                                                   2003      8.78        11.02            0
                                                   2002     10.87         8.78            0
                                                   2001     11.65        10.87            0

FI Mid Cap Opportunities Division/(h)/............ 2004     14.04        16.11         0.35
                                                   2003     10.64        14.04         0.35
                                                   2002     15.30        10.64       2.9008
                                                   2001     17.81        15.30            0

FI Value Leaders Division/(d)/.................... 2004     22.18        24.70            0
                                                   2003     17.83        22.18            0
                                                   2002     21.74        17.83            0

Franklin Templeton Small Cap Growth Division/(c)/. 2004      8.81         9.61            0
                                                   2003      6.21         8.81            0
                                                   2002      8.77         6.21            0
                                                   2001      9.16         8.77            0

Harris Oakmark Focused Value Division/(c)/........ 2004     29.20        31.45         0.52
                                                   2003     22.44        29.20         1.46
                                                   2002     25.16        22.47       3.1229
                                                   2001     24.38        25.16            0

Harris Oakmark International Division/(d)/........ 2004     11.65        13.79            0
                                                   2003      8.78        11.65            0
                                                   2002     10.89         8.78            0

Harris Oakmark Large Cap Value Division/(c)/...... 2004     11.70        12.77         2.84
                                                   2003      9.51        11.70         6.03
                                                   2002     11.31         9.51      11.7205
                                                   2001     11.50        11.31            0

Janus Aggressive Growth Division/(c) (e)/......... 2004      6.69         7.12         0.21
                                                   2003      5.25         6.69         2.58
                                                   2002      7.72         5.25        .2016
                                                   2001      8.86         7.72            0

Lehman Brothers Aggregate Bond Index Division/(c)/ 2004     12.31        12.55        42.30
                                                   2003     12.12        12.31         4.85
                                                   2002     11.23        12.12       4.9962
                                                   2001     11.04        11.23            0

Loomis Sayles Small Cap Division/(c)/............. 2004     22.23        25.34            0
                                                   2003     16.62        22.23            0
                                                   2002     21.62        16.62            0
                                                   2001     22.14        21.62            0

Lord Abbett Bond Debenture Division/(b)/.......... 2004     11.92        12.65         0.23
                                                   2003     10.18        11.92         0.23
                                                   2002     10.25        10.18        .2214
                                                   2001     10.53        10.25            0

MET/AIM Mid Cap Core Equity Division/(d)/......... 2004     11.93        13.39            0
                                                   2003      9.62        11.93            0
                                                   2002     11.37         9.62            0

                                                                             NUMBER OF
                                                  BEGINNING OF              ACCUMULATION
                                                      YEAR     END OF YEAR  UNITS END OF
                                                  ACCUMULATION ACCUMULATION   YEAR (IN
                                             YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                             ---- ------------ ------------ ------------
MET/AIM Small Cap Growth Division/(d)/...... 2004    $11.51       $12.03            0
                                             2003      8.44        11.51            0
                                             2002     11.20         8.44            0

Met/Putnam Voyager Division/(c) (g)/........ 2004      4.20         4.30            0
                                             2003      3.40         4.20            0
                                             2002      4.88         3.40            0
                                             2001      5.36         4.88            0

MetLife Mid Cap Stock Index Division/(c)/... 2004     11.30        12.84         0.34
                                             2003      8.54        11.30         1.39
                                             2002     10.25         8.54       1.2731
                                             2001     10.38        10.25            0

MetLife Stock Index Division/(c)/........... 2004     32.45        35.14         2.72
                                             2003     25.84        32.45         3.36
                                             2002     33.94        25.84       1.7327
                                             2001     36.03        33.94            0

MFS Investors Trust Division/(c)/........... 2004      7.64         8.33            0
                                             2003      6.41         7.64            0
                                             2002      8.18         6.41            0
                                             2001      8.62         8.18            0

MFS Research International Division/(c)/.... 2004      9.37        10.99         2.65
                                             2003      7.23         9.37         2.75
                                             2002      8.34         7.23            0
                                             2001      9.00         8.34            0

Morgan Stanley EAFE Index Division/(c)/..... 2004      9.34        10.94         0.82
                                             2003      6.93         9.34         1.84
                                             2002      8.48         6.93       2.7043
                                             2001      9.26         8.48            0

Neuberger Berman Mid Cap Value Division/(c)/ 2004     17.58        21.18         1.07
                                             2003     13.14        17.58         1.11
                                             2002     14.83        13.14            0
                                             2001     15.17        14.83            0

Oppenheimer Global Equity Division/(c)/..... 2004     12.53        14.28         0.26
                                             2003      9.80        12.53         0.28
                                             2002     11.91         9.80            0
                                             2001     12.65        11.91            0

PIMCO Total Return Division/(c)/............ 2004     11.44        11.78        43.03
                                             2003     11.16        11.44         8.29
                                             2002     10.40        11.16       4.7796
                                             2001     10.23        10.40            0

RCM Global Technology Division/(c)/......... 2004      4.54         4.26            0
                                             2003      2.94         4.54            0
                                             2002      6.07         2.94            0
                                             2001      7.04         6.07            0

                                                                                            NUMBER OF
                                                                 BEGINNING OF              ACCUMULATION
                                                                     YEAR     END OF YEAR  UNITS END OF
                                                                 ACCUMULATION ACCUMULATION   YEAR (IN
                                                            YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                            ---- ------------ ------------ ------------
Russell 2000 Index Division/(c)/........................... 2004    $13.16       $15.16         1.15
                                                            2003      9.16        13.16         1.31
                                                            2002     11.78         9.18       1.7578
                                                            2001     11.87        11.78            0

Salomon Brothers Strategic Bond Opportunities Division/(c)/ 2004     18.15        18.96         0.50
                                                            2003     16.45        18.15         0.50
                                                            2002     15.33        16.45            0
                                                            2001     15.06        15.33            0

Salomon Brothers U.S. Government Division/(c)/............. 2004     15.00        15.12            0
                                                            2003     15.05        15.00        45.16
                                                            2002     14.26        15.05            0
                                                            2001     14.01        14.26            0

T. Rowe Price Large Cap Growth Division/(c)/............... 2004     10.93        11.77            0
                                                            2003      8.53        10.93            0
                                                            2002     11.34         8.53            0
                                                            2001     11.50        11.34            0

T. Rowe Price Mid-Cap Growth Division/(c)/................. 2004      6.06         7.01            0
                                                            2003      4.51         6.06         3.34
                                                            2002      8.22         4.51       3.6017
                                                            2001      8.62         8.22            0

T. Rowe Price Small Cap Growth Division/(c)/............... 2004     11.69        12.73         0.80
                                                            2003      8.47        11.69         0.76
                                                            2002     11.79         8.47        .3818
                                                            2001     12.01        11.79            0

                                    GROUP I
                   C CLASS WITH ANNUAL STEP-UP DEATH BENEFIT


                                                                                         NUMBER OF
                                                              BEGINNING OF              ACCUMULATION
                                                                  YEAR     END OF YEAR  UNITS END OF
                                                              ACCUMULATION ACCUMULATION   YEAR (IN
                                                         YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                         ---- ------------ ------------ ------------
American Funds Global Small Capitalization Division/(c)/ 2004   $ 15.83      $ 18.75         9.60
                                                         2003     10.57        15.83         3.77
                                                         2002     13.30        10.57       1.9921
                                                         2001     13.64        13.30            0

American Funds Growth Division/(c)/..................... 2004    102.36       112.86         4.18
                                                         2003     77.79       102.36         1.98
                                                         2002    104.95        77.79       1.4761
                                                         2001    116.05       104.95            0

American Funds Growth-Income Division/(c)/.............. 2004     79.66        86.18         6.29
                                                         2003     62.54        79.66         3.28
                                                         2002     78.06        62.54       2.0003
                                                         2001     81.42        78.06            0

BlackRock Aggressive Growth Division/(c)/............... 2004     31.80        35.20         0.34
                                                         2003     23.38        31.80         0.84
                                                         2002     33.42        23.38        .0897
                                                         2001     35.48        33.42            0

BlackRock Bond Income Division/(a)/..................... 2004     42.74        43.74         2.73
                                                         2003     42.01        42.74         6.05
                                                         2002     39.53        42.01        .9558
                                                         2001     38.52        39.53            0

BlackRock Diversified Division/(c)/..................... 2004     33.73        35.85         1.88
                                                         2003     29.01        33.73         8.63
                                                         2002     34.30        29.01       7.2603
                                                         2001     35.24        34.30            0

BlackRock Investment Trust Division/(c)/................ 2004     56.02        60.87         0.98
                                                         2003     44.75        56.02         1.15
                                                         2002     61.71        44.75        .4694
                                                         2001     66.22        61.71            0

BlackRock Large Cap Value Division/(d)/................. 2004     10.50        11.68         7.84
                                                         2003      7.91        10.50        14.07
                                                         2002     10.00         7.91            0

BlackRock Money Market Division/(f)/.................... 2004     20.52        20.31        16.14
                                                         2003     20.77        20.52        21.54

BlackRock Strategic Value Division/(c)/................. 2004     15.75        17.80        10.80
                                                         2003     10.73        15.75        10.88
                                                         2002     13.91        10.73       5.0982
                                                         2001     14.17        13.91            0

Davis Venture Value Division/(c)/....................... 2004     26.92        29.63         5.84
                                                         2003     21.15        26.92         6.62
                                                         2002     25.79        21.15       5.6927
                                                         2001     26.55        25.79            0

                                                                                   NUMBER OF
                                                        BEGINNING OF              ACCUMULATION
                                                            YEAR     END OF YEAR  UNITS END OF
                                                        ACCUMULATION ACCUMULATION   YEAR (IN
                                                   YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                   ---- ------------ ------------ ------------
FI International Stock Division/(c)/.............. 2004    $11.09       $12.84         3.66
                                                   2003      8.94        11.09         3.10
                                                   2002     11.04         8.94       2.8017
                                                   2001     11.83        11.04            0

FI Mid Cap Opportunities Division/(h)/............ 2004     14.09        16.18         7.83
                                                   2003     10.73        14.09         3.98
                                                   2002     15.41        10.73       2.1070
                                                   2001     17.93        15.41            0

FI Value Leaders Division/(d)/.................... 2004     22.29        24.85            0
                                                   2003     18.09        22.29            0
                                                   2002     22.03        18.09            0

Franklin Templeton Small Cap Growth Division/(c)/. 2004      8.82         9.63         7.01
                                                   2003      6.23         8.82         3.13
                                                   2002      8.78         6.23       1.3512
                                                   2001      9.17         8.78            0

Harris Oakmark Focused Value Division/(c)/........ 2004     29.36        31.63         4.33
                                                   2003     22.80        29.36         4.64
                                                   2002     25.49        22.80       2.6824
                                                   2001     24.68        25.49            0

Harris Oakmark International Division/(d)/........ 2004     11.66        13.81         0.99
                                                   2003      8.80        11.66         1.57
                                                   2002     10.90         8.80            0

Harris Oakmark Large Cap Value Division/(c)/...... 2004     11.73        12.81        15.85
                                                   2003      9.57        11.73        18.59
                                                   2002     11.36         9.57      14.3594
                                                   2001     11.55        11.36            0

Janus Aggressive Growth Division/(c) (e)/......... 2004      6.70         7.14         0.72
                                                   2003      5.26         6.70         0.71
                                                   2002      7.73         5.26            0
                                                   2001      8.86         7.73            0

Lehman Brothers Aggregate Bond Index Division/(c)/ 2004     12.34        12.59        50.77
                                                   2003     12.20        12.34        50.55
                                                   2002     11.28        12.20      56.2385
                                                   2001     11.08        11.28            0

Loomis Sayles Small Cap Division/(c)/............. 2004     22.34        25.48         1.21
                                                   2003     16.84        22.34         1.26
                                                   2002     21.87        16.84        .6185
                                                   2001     22.38        21.87            0

Lord Abbett Bond Debenture Division/(b)/.......... 2004     11.96        12.70         8.72
                                                   2003     10.27        11.96        10.16
                                                   2002     10.33        10.27       8.5282
                                                   2001     10.60        10.33            0

MET/AIM Mid Cap Core Equity Division/(d)/......... 2004     11.94        13.41         0.11
                                                   2003      9.64        11.94        18.35
                                                   2002     11.37         9.64       1.2238

                                                                             NUMBER OF
                                                  BEGINNING OF              ACCUMULATION
                                                      YEAR     END OF YEAR  UNITS END OF
                                                  ACCUMULATION ACCUMULATION   YEAR (IN
                                             YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                             ---- ------------ ------------ ------------
MET/AIM Small Cap Growth Division/(d)/...... 2004    $11.53       $12.05         0.12
                                             2003      8.46        11.53         1.24
                                             2002     11.21         8.46            0

Met/Putnam Voyager Division/(c) (g)/........ 2004      4.20         4.31         3.05
                                             2003      3.42         4.20         1.56
                                             2002      4.89         3.42            0
                                             2001      5.37         4.89            0

MetLife Mid Cap Stock Index Division/(c)/... 2004     11.32        12.87        10.79
                                             2003      8.58        11.32        18.85
                                             2002     10.27         8.58      35.0083
                                             2001     10.39        10.27            0

MetLife Stock Index Division/(c)/........... 2004     32.68        35.40        20.42
                                             2003     26.34        32.68        17.90
                                             2002     34.54        26.34      27.5884
                                             2001     36.64        34.54            0

MFS Investors Trust Division/(c)/........... 2004      7.65         8.36         0.35
                                             2003      6.44         7.65         0.42
                                             2002      8.22         6.44            0
                                             2001      8.65         8.22            0

MFS Research International Division/(c)/.... 2004      9.38        11.02         1.56
                                             2003      7.25         9.38         2.92
                                             2002      8.35         7.25       2.0193
                                             2001      9.01         8.35            0

Morgan Stanley EAFE Index Division/(c)/..... 2004      9.36        10.97        24.74
                                             2003      6.98         9.36        37.04
                                             2002      8.52         6.98      66.5096
                                             2001      9.30         8.52            0

Neuberger Berman Mid Cap Value Division/(c)/ 2004     17.63        21.24         3.24
                                             2003     13.22        17.63         3.30
                                             2002     14.90        13.22       1.2696
                                             2001     15.23        14.90            0

Oppenheimer Global Equity Division/(c)/..... 2004     12.58        14.33         3.04
                                             2003      9.89        12.58         2.72
                                             2002     11.99         9.89       3.1175
                                             2001     12.74        11.99            0

PIMCO Total Return Division/(c)/............ 2004     11.45        11.81        19.35
                                             2003     11.19        11.45        29.77
                                             2002     10.41        11.19      28.8909
                                             2001     10.24        10.41            0

RCM Global Technology Division/(c)/......... 2004      4.55         4.27         4.83
                                             2003      2.95         4.55         8.11
                                             2002      6.08         2.95       3.9086
                                             2001      7.04         6.08            0

                                                                                            NUMBER OF
                                                                 BEGINNING OF              ACCUMULATION
                                                                     YEAR     END OF YEAR  UNITS END OF
                                                                 ACCUMULATION ACCUMULATION   YEAR (IN
                                                            YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                            ---- ------------ ------------ ------------
Russell 2000 Index Division/(c)/........................... 2004    $13.19       $15.21         1.72
                                                            2003      9.24        13.19         7.86
                                                            2002     11.84         9.24      20.9262
                                                            2001     11.91        11.84            0

Salomon Brothers Strategic Bond Opportunities Division/(c)/ 2004     18.24        19.06         7.61
                                                            2003     16.65        18.24         5.38
                                                            2002     15.49        16.65       1.1787
                                                            2001     15.22        15.49            0

Salomon Brothers U.S. Government Division/(c)/............. 2004     15.07        15.20         4.73
                                                            2003     15.24        15.07         5.59
                                                            2002     14.41        15.24       4.8024
                                                            2001     14.15        14.41            0

T. Rowe Price Large Cap Growth Division/(c)/............... 2004     10.96        11.81        14.11
                                                            2003      8.59        10.96        10.77
                                                            2002     11.39         8.59       5.2246
                                                            2001     11.54        11.39            0

T. Rowe Price Mid-Cap Growth Division/(c)/................. 2004      6.07         7.03         9.47
                                                            2003      4.53         6.07        11.10
                                                            2002      8.23         4.53       2.6175
                                                            2001      8.63         8.23            0

T. Rowe Price Small Cap Growth Division/(c)/............... 2004     11.73        12.78         3.35
                                                            2003      8.55        11.73         3.46
                                                            2002     11.88         8.55        .5741
                                                            2001     12.09        11.88            0

                                    GROUP I
    C CLASS WITH GREATER ANNUAL STEP-UP OR 5% ANNUAL INCREASE DEATH BENEFIT


                                                                                         NUMBER OF
                                                              BEGINNING OF              ACCUMULATION
                                                                  YEAR     END OF YEAR  UNITS END OF
                                                              ACCUMULATION ACCUMULATION   YEAR (IN
                                                         YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                         ---- ------------ ------------ ------------
American Funds Global Small Capitalization Division/(c)/ 2004   $ 15.69      $ 18.56         3.47
                                                         2003     10.49        15.69         1.19
                                                         2002     13.23        10.49       1.1932
                                                         2001     13.57        13.23            0

American Funds Growth Division/(c)/..................... 2004     99.35       109.38         1.39
                                                         2003     75.61        99.35         1.19
                                                         2002    102.17        75.61        .1534
                                                         2001    113.04       102.17            0

American Funds Growth-Income Division/(c)/.............. 2004     77.32        83.52         1.61
                                                         2003     60.79        77.32         1.98
                                                         2002     75.99        60.79        .6888
                                                         2001     79.31        75.99            0

BlackRock Aggressive Growth Division/(c)/............... 2004     31.06        34.33         0.31
                                                         2003     22.87        31.06        10.82
                                                         2002     32.74        22.87        .3157
                                                         2001     34.78        32.74            0

BlackRock Bond Income Division/(a)/..................... 2004     41.44        42.35         2.04
                                                         2003     40.79        41.44         1.76
                                                         2002     38.44        40.79        .8088
                                                         2001     37.49        38.44            0

BlackRock Diversified Division/(c)/..................... 2004     32.86        34.87         0.19
                                                         2003     28.30        32.86         0.76
                                                         2002     33.51        28.30        .1893
                                                         2001     34.45        33.51            0

BlackRock Investment Trust Division/(c)/................ 2004     54.32        58.94         0.53
                                                         2003     43.45        54.32         0.91
                                                         2002     60.02        43.45        .7979
                                                         2001     64.44        60.02            0

BlackRock Large Cap Value Division/(d)/................. 2004     10.48        11.63         1.29
                                                         2003      7.90        10.48            0
                                                         2002     10.00         7.90            0

BlackRock Money Market Division/(f)/.................... 2004     19.90        19.67            0
                                                         2003     20.17        19.90            0

BlackRock Strategic Value Division/(c)/................. 2004     15.67        17.68         9.09
                                                         2003     10.69        15.67        10.82
                                                         2002     13.88        10.69       4.3781
                                                         2001     14.14        13.88            0

Davis Venture Value Division/(c)/....................... 2004     26.56        29.18         1.58
                                                         2003     20.89        26.56         0.43
                                                         2002     25.52        20.89        .1403
                                                         2001     26.28        25.52            0

                                                                                   NUMBER OF
                                                        BEGINNING OF              ACCUMULATION
                                                            YEAR     END OF YEAR  UNITS END OF
                                                        ACCUMULATION ACCUMULATION   YEAR (IN
                                                   YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                   ---- ------------ ------------ ------------
FI International Stock Division/(c)/.............. 2004    $10.88       $12.58         0.36
                                                   2003      8.78        10.88         0.39
                                                   2002     10.87         8.78       1.7705
                                                   2001     11.65        10.87            0

FI Mid Cap Opportunities Division/(h)/............ 2004     13.95        15.99         2.33
                                                   2003     10.64        13.95         0.44
                                                   2002     15.30        10.64        .3026
                                                   2001     17.81        15.30            0

FI Value Leaders Division/(d)/.................... 2004     21.94        24.42            0
                                                   2003     17.83        21.94            0
                                                   2002     21.74        17.83            0

Franklin Templeton Small Cap Growth Division/(c)/. 2004      8.79         9.57         2.09
                                                   2003      6.21         8.79         0.84
                                                   2002      8.77         6.21        .3338
                                                   2001      9.16         8.77            0

Harris Oakmark Focused Value Division/(c)/........ 2004     28.89        31.08         5.30
                                                   2003     22.45        28.89         5.74
                                                   2002     25.16        22.47       1.4190
                                                   2001     24.38        25.16            0

Harris Oakmark International Division/(d)/........ 2004     11.62        13.74         4.95
                                                   2003      8.78        11.62         2.92
                                                   2002     10.89         8.78       2.9162

Harris Oakmark Large Cap Value Division/(c)/...... 2004     11.64        12.69         4.57
                                                   2003      9.51        11.64         4.69
                                                   2002     11.31         9.51       2.4640
                                                   2001     11.50        11.31            0

Janus Aggressive Growth Division/(c) (e)/......... 2004      6.67         7.10         0.28
                                                   2003      5.25         6.67         0.32
                                                   2002      7.72         5.25            0
                                                   2001      8.86         7.72            0

Lehman Brothers Aggregate Bond Index Division/(c)/ 2004     12.25        12.47        22.46
                                                   2003     12.12        12.25        11.63
                                                   2002     11.23        12.12      10.9748
                                                   2001     11.04        11.23            0

Loomis Sayles Small Cap Division/(c)/............. 2004     22.02        25.07         1.14
                                                   2003     16.62        22.02         1.48
                                                   2002     21.62        16.62       1.4648
                                                   2001     22.14        21.62            0

Lord Abbett Bond Debenture Division/(b)/.......... 2004     11.84        12.55         3.60
                                                   2003     10.18        11.84         3.24
                                                   2002     10.25        10.18       1.1929
                                                   2001     10.53        10.25            0

MET/AIM Mid Cap Core Equity Division/(d)/......... 2004     11.90        13.34            0
                                                   2003      9.62        11.90         0.23
                                                   2002     11.37         9.62            0

                                                                             NUMBER OF
                                                  BEGINNING OF              ACCUMULATION
                                                      YEAR     END OF YEAR  UNITS END OF
                                                  ACCUMULATION ACCUMULATION   YEAR (IN
                                             YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                             ---- ------------ ------------ ------------
MET/AIM Small Cap Growth Division/(d)/...... 2004    $11.49       $11.99            0
                                             2003      8.44        11.49            0
                                             2002     11.20         8.44            0

Met/Putnam Voyager Division/(c) (g)/........ 2004      4.18         4.28         1.53
                                             2003      3.40         4.18         1.44
                                             2002      4.88         3.40       1.3817
                                             2001      5.36         4.88            0

MetLife Mid Cap Stock Index Division/(c)/... 2004     11.26        12.78         7.99
                                             2003      8.54        11.26         5.54
                                             2002     10.25         8.54       3.2560
                                             2001     10.38        10.25            0

MetLife Stock Index Division/(c)/........... 2004     32.01        34.63        10.28
                                             2003     25.84        32.01         4.60
                                             2002     33.94        25.84       4.0290
                                             2001     36.03        33.94            0

MFS Investors Trust Division/(c)/........... 2004      7.60         8.28         0.98
                                             2003      6.41         7.60         0.78
                                             2002      8.18         6.41        .9235
                                             2001      8.62         8.18            0

MFS Research International Division/(c)/.... 2004      9.34        10.95         0.97
                                             2003      7.23         9.34         1.16
                                             2002      8.34         7.23        .4706
                                             2001      9.00         8.34            0

Morgan Stanley EAFE Index Division/(c)/..... 2004      9.29        10.87        11.10
                                             2003      6.93         9.29         6.08
                                             2002      8.48         6.93       4.4511
                                             2001      9.26         8.48            0

Neuberger Berman Mid Cap Value Division/(c)/ 2004     17.49        21.05         1.74
                                             2003     13.14        17.49         1.20
                                             2002     14.83        13.14       1.3520
                                             2001     15.17        14.83            0

Oppenheimer Global Equity Division/(c)/..... 2004     12.45        14.17         0.60
                                             2003      9.80        12.45         2.40
                                             2002     11.91         9.80        .5627
                                             2001     12.65        11.91            0

PIMCO Total Return Division/(c)/............ 2004     11.40        11.74         5.82
                                             2003     11.16        11.40         7.96
                                             2002     10.40        11.16       4.7555
                                             2001     10.23        10.40            0

RCM Global Technology Division/(c)/......... 2004      4.53         4.24            0
                                             2003      2.94         4.53         3.57
                                             2002      6.07         2.94            0
                                             2001      7.04         6.07            0

                                                                                            NUMBER OF
                                                                 BEGINNING OF              ACCUMULATION
                                                                     YEAR     END OF YEAR  UNITS END OF
                                                                 ACCUMULATION ACCUMULATION   YEAR (IN
                                                            YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                            ---- ------------ ------------ ------------
Russell 2000 Index Division/(c)/........................... 2004    $13.09       $15.07         6.04
                                                            2003      9.18        13.09         4.94
                                                            2002     11.78         9.18       1.3277
                                                            2001     11.87        11.78            0

Salomon Brothers Strategic Bond Opportunities Division/(c)/ 2004     17.99        18.77         4.34
                                                            2003     16.45        17.99         3.51
                                                            2002     15.33        16.45       2.0297
                                                            2001     15.06        15.33            0

Salomon Brothers U.S. Government Division/(c)/............. 2004     14.86        14.97         4.62
                                                            2003     15.05        14.86         6.12
                                                            2002     14.26        15.05       1.4325
                                                            2001     14.01        14.26            0

T. Rowe Price Large Cap Growth Division/(c)/............... 2004     10.88        11.70         1.51
                                                            2003      8.53        10.88         0.89
                                                            2002     11.34         8.53        .9874
                                                            2001     11.50        11.34            0

T. Rowe Price Mid-Cap Growth Division/(c)/................. 2004      6.04         6.98         1.96
                                                            2003      4.51         6.04         1.73
                                                            2002      8.22         4.51       2.3421
                                                            2001      8.62         8.22            0

T. Rowe Price Small Cap Growth Division/(c)/............... 2004     11.61        12.63         0.55
                                                            2003      8.47        11.61         0.69
                                                            2002     11.79         8.47        .3579
                                                            2001     12.01        11.79            0

                                    GROUP I
  C CLASS WITH ANNUAL STEP-UP DEATH BENEFIT AND EARNINGS PRESERVATION BENEFIT


                                                                                         NUMBER OF
                                                              BEGINNING OF              ACCUMULATION
                                                                  YEAR     END OF YEAR  UNITS END OF
                                                              ACCUMULATION ACCUMULATION   YEAR (IN
                                                         YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                         ---- ------------ ------------ ------------
American Funds Global Small Capitalization Division/(c)/ 2004   $ 15.60      $ 18.44            0
                                                         2003     10.44        15.60            0
                                                         2002     13.18        10.44       1.9212
                                                         2001     13.53        13.18            0

American Funds Growth Division/(c)/..................... 2004     97.44       107.17            0
                                                         2003     74.20        97.44            0
                                                         2002    100.35        74.20            0
                                                         2001    111.08       100.35            0

American Funds Growth-Income Division/(c)/.............. 2004     75.83        81.83            0
                                                         2003     59.65        75.83            0
                                                         2002     74.65        59.65            0
                                                         2001     77.93        74.65            0

BlackRock Aggressive Growth Division/(c)/............... 2004     30.58        33.76            0
                                                         2003     22.54        30.58            0
                                                         2002     32.29        22.54            0
                                                         2001     34.33        32.29            0

BlackRock Bond Income Division/(a)/..................... 2004     40.60        41.45            0
                                                         2003     40.00        40.60            0
                                                         2002     37.74        40.00            0
                                                         2001     36.82        37.74            0

BlackRock Diversified Division/(c)/..................... 2004     32.29        34.23            0
                                                         2003     27.84        32.29            0
                                                         2002     33.00        27.84            0
                                                         2001     33.94        33.00            0

BlackRock Investment Trust Division/(c)/................ 2004     53.22        57.68            0
                                                         2003     42.61        53.22            0
                                                         2002     58.92        42.61            0
                                                         2001     63.28        58.92            0

BlackRock Large Cap Value Division/(d)/................. 2004     10.46        11.60            0
                                                         2003      7.89        10.46            0
                                                         2002     10.00         7.89            0

BlackRock Money Market Division/(f)/.................... 2004     19.50        19.25            0
                                                         2003     19.79        19.50         0.54

BlackRock Strategic Value Division/(c)/................. 2004     15.61        17.60            0
                                                         2003     10.66        15.61            0
                                                         2002     13.86        10.66       1.8810
                                                         2001     14.13        13.86            0

Davis Venture Value Division/(c)/....................... 2004     26.31        28.89            0
                                                         2003     20.72        26.31            0
                                                         2002     25.34        20.72            0
                                                         2001     26.10        25.34            0

                                                                                   NUMBER OF
                                                        BEGINNING OF              ACCUMULATION
                                                            YEAR     END OF YEAR  UNITS END OF
                                                        ACCUMULATION ACCUMULATION   YEAR (IN
                                                   YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                   ---- ------------ ------------ ------------
FI International Stock Division/(c)/.............. 2004    $10.75       $12.41            0
                                                   2003      8.68        10.75            0
                                                   2002     10.75         8.68            0
                                                   2001     11.53        10.75            0

FI Mid Cap Opportunities Division/(h)/............ 2004     13.85        15.86            0
                                                   2003     10.57        13.85            0
                                                   2002     15.23        10.57        1.272
                                                   2001     17.73        15.23            0

FI Value Leaders Division/(d)/.................... 2004     21.71        24.13            0
                                                   2003     17.66        21.71            0
                                                   2002     21.54        17.66            0

Franklin Templeton Small Cap Growth Division/(c)/. 2004      8.76         9.54            0
                                                   2003      6.20         8.76            0
                                                   2002      8.76         6.20            0
                                                   2001      9.16         8.76            0

Harris Oakmark Focused Value Division/(c)/........ 2004     28.59        30.72            0
                                                   2003     22.26        28.59            0
                                                   2002     24.95        22.26        .4559
                                                   2001     24.18        24.95            0

Harris Oakmark International Division/(d)/........ 2004     11.60        13.70            0
                                                   2003      8.77        11.60            0
                                                   2002     10.89         8.77            0

Harris Oakmark Large Cap Value Division/(c)/...... 2004     11.58        12.61            0
                                                   2003      9.47        11.58            0
                                                   2002     11.28         9.47       2.1428
                                                   2001     11.47        11.28            0

Janus Aggressive Growth Division/(c) (e)/......... 2004      6.66         7.07            0
                                                   2003      5.24         6.66            0
                                                   2002      7.72         5.24            0
                                                   2001      8.85         7.72            0

Lehman Brothers Aggregate Bond Index Division/(c)/ 2004     12.18        12.40         3.68
                                                   2003     12.07        12.18         2.61
                                                   2002     11.19        12.07       2.0481
                                                   2001     11.01        11.19            0

Loomis Sayles Small Cap Division/(c)/............. 2004     21.80        24.80            0
                                                   2003     16.48        21.80            0
                                                   2002     21.46        16.48            0
                                                   2001     21.98        21.46            0

Lord Abbett Bond Debenture Division/(b)/.......... 2004     11.76        12.46            0
                                                   2003     10.12        11.76            0
                                                   2002     10.20        10.12            0
                                                   2001     10.49        10.20            0

MET/AIM Mid Cap Core Equity Division/(d)/......... 2004     11.87        13.30            0
                                                   2003      9.61        11.87            0
                                                   2002     11.36         9.61            0

                                                                             NUMBER OF
                                                  BEGINNING OF              ACCUMULATION
                                                      YEAR     END OF YEAR  UNITS END OF
                                                  ACCUMULATION ACCUMULATION   YEAR (IN
                                             YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                             ---- ------------ ------------ ------------
MET/Aim Small Cap Growth Division/(d)/...... 2004    $11.46       $11.96            0
                                             2003      8.43        11.46            0
                                             2002     11.19         8.43            0

Met/Putnam Voyager Division/(c) (g)/........ 2004      4.17         4.26            0
                                             2003      3.39         4.17            0
                                             2002      4.87         3.39            0
                                             2001      5.35         4.87            0

Metlife Mid Cap Stock Index Division/(c)/... 2004     11.22        12.72         0.46
                                             2003      8.52        11.22         0.96
                                             2002     10.23         8.52        .9915
                                             2001     10.36        10.23            0

Metlife Stock Index Division/(c)/........... 2004     31.58        34.12         1.88
                                             2003     25.52        31.58         1.38
                                             2002     35.55        25.52       1.0025
                                             2001     35.62        35.55            0

MFS Investors Trust Division/(c)/........... 2004      7.56         8.24            0
                                             2003      6.38         7.56            0
                                             2002      8.16         6.38            0
                                             2001      8.61         8.16            0

MFS Research International Division/(c)/.... 2004      9.33        10.93            0
                                             2003      7.22         9.33            0
                                             2002      8.33         7.22            0
                                             2001      8.99         8.33            0

Morgan Stanley EAFE Index Division/(c)/..... 2004      9.24        10.81         1.08
                                             2003      6.90         9.24         1.79
                                             2002      8.45         6.90            0
                                             2001      9.23         8.45            0

Neuberger Berman Mid Cap Value Division/(c)/ 2004     17.40        20.92            0
                                             2003     13.09        17.40            0
                                             2002     14.79        13.09            0
                                             2001     15.13        14.79            0

Oppenheimer Global Equity Division/(c)/..... 2004     12.36        14.06            0
                                             2003      9.74        12.36            0
                                             2002     11.85         9.74            0
                                             2001     12.60        11.85            0

PIMCO Total Return Division/(c)/............ 2004     11.37        11.69            0
                                             2003     11.14        11.37            0
                                             2002     10.39        11.14        .9084
                                             2001     10.22        10.39            0

RCM Global Technology Division/(c)/......... 2004      4.52         4.23            0
                                             2003      2.94         4.52            0
                                             2002      6.06         2.94            0
                                             2001      7.03         6.06            0

                                                                                            NUMBER OF
                                                                 BEGINNING OF              ACCUMULATION
                                                                     YEAR     END OF YEAR  UNITS END OF
                                                                 ACCUMULATION ACCUMULATION   YEAR (IN
                                                            YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                            ---- ------------ ------------ ------------
Russell 2000 Index Division/(c)/........................... 2004    $13.02       $14.98            0
                                                            2003      9.14        13.02         0.42
                                                            2002     11.75         9.14       2.7949
                                                            2001     11.83        11.75            0

Salomon Brothers Strategic Bond Opportunities Division/(c)/ 2004     17.82        18.58            0
                                                            2003     16.31        17.82            0
                                                            2002     15.22        16.31            0
                                                            2001     14.96        15.22            0

Salomon Brothers U.S. Government Division/(c)/............. 2004     14.73        14.82            0
                                                            2003     14.93        14.73            0
                                                            2002     14.15        14.93       1.3551
                                                            2001     13.91        14.15            0

T. Rowe Price Large Cap Growth Division/(c)/............... 2004     10.82        11.63            0
                                                            2003      8.50        10.82            0
                                                            2002     11.30         8.50       5.9123
                                                            2001     11.47        11.30            0

T. Rowe Price Mid-Cap Growth Division/(c)/................. 2004      6.02         6.96            0
                                                            2003      4.50         6.02            0
                                                            2002      8.21         4.50       1.4808
                                                            2001      8.62         8.21            0

T. Rowe Price Small Cap Growth Division/(c)/............... 2004     11.53        12.53            0
                                                            2003      8.42        11.53            0
                                                            2002     11.74         8.42            0
                                                            2001     11.95        11.74            0

                                    GROUP I
C CLASS WITH GREATER OF ANNUAL STEP-UP OR 5% ANNUAL INCREASE DEATH BENEFIT AND
                         EARNINGS PRESERVATION BENEFIT


                                                                                         NUMBER OF
                                                              BEGINNING OF              ACCUMULATION
                                                                  YEAR     END OF YEAR  UNITS END OF
                                                              ACCUMULATION ACCUMULATION   YEAR (IN
                                                         YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                         ---- ------------ ------------ ------------
American Funds Global Small Capitalization Division/(c)/ 2004   $ 15.47      $ 18.25         4.02
                                                         2003     10.37        15.47         2.65
                                                         2002     13.11        10.37        .2396
                                                         2001     13.46        13.11            0

American Funds Growth Division/(c)/..................... 2004     94.57       103.86         2.58
                                                         2003     72.12        94.57         1.58
                                                         2002     97.69        72.12        .2964
                                                         2001    108.20        97.69            0

American Funds Growth-Income Division/(c)/.............. 2004     73.60        79.30         2.82
                                                         2003     57.99        73.60         1.57
                                                         2002     72.67        57.99            0
                                                         2001     75.91        72.67            0

BlackRock Aggressive Growth Division/(c)/............... 2004     29.87        32.93         0.53
                                                         2003     22.05        29.87         0.36
                                                         2002     31.64        22.05            0
                                                         2001     33.65        31.64            0

BlackRock Bond Income Division/(a)/..................... 2004     39.37        40.13         0.91
                                                         2003     38.85        39.37         0.05
                                                         2002     36.70        38.85        .0357
                                                         2001     35.83        36.70            0

BlackRock Diversified Division/(c)/..................... 2004     31.45        33.29         3.68
                                                         2003     27.16        31.45         1.89
                                                         2002     32.24        27.16        .1840
                                                         2001     33.18        32.24            0

BlackRock Investment Trust Division/(c)/................ 2004     51.60        55.85         0.62
                                                         2003     41.38        51.60         0.40
                                                         2002     57.30        41.38            0
                                                         2001     61.59        57.30            0

BlackRock Large Cap Value Division/(d)/................. 2004     10.43        11.55         4.07
                                                         2003      7.88        10.43         1.97
                                                         2002     10.00         7.88        .0242

BlackRock Money Market Division/(f)/.................... 2004     18.92        18.64         2.82
                                                         2003     19.22        18.92        23.42

BlackRock Strategic Value Division/(c)/................. 2004     15.53        17.48         9.05
                                                         2003     10.62        15.53         8.62
                                                         2002     13.82        10.62       2.1395
                                                         2001     14.11        13.82            0

Davis Venture Value Division/(c)/....................... 2004     25.95        28.45         0.65
                                                         2003     20.47        25.95         0.13
                                                         2002     25.06        20.47       1.0263
                                                         2001     25.84        25.06            0...

                                                                                   NUMBER OF
                                                        BEGINNING OF              ACCUMULATION
                                                            YEAR     END OF YEAR  UNITS END OF
                                                        ACCUMULATION ACCUMULATION   YEAR (IN
                                                   YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                   ---- ------------ ------------ ------------
FI International Stock Division/(c)/.............. 2004    $10.54       $12.16         0.26
                                                   2003      8.53        10.54         0.03
                                                   2002     10.58         8.53       2.2404
                                                   2001     11.35        10.58            0

FI Mid Cap Opportunities Division/(h)/............ 2004     13.71        15.68         1.36
                                                   2003     10.48        13.71         0.19
                                                   2002     15.12        10.48       1.6901
                                                   2001     17.62        15.12            0

FI Value Leaders Division/(d)/.................... 2004     21.36        23.71            0
                                                   2003     17.41        21.36            0
                                                   2002     21.25        17.41            0

Franklin Templeton Small Cap Growth Division/(c)/. 2004      8.73         9.49            0
                                                   2003      6.18         8.73         1.32
                                                   2002      8.75         6.18            0
                                                   2001      9.16         8.75            0

Harris Oakmark Focused Value Division/(c)/........ 2004     28.13        30.19         1.82
                                                   2003     21.93        28.13         1.10
                                                   2002     24.62        21.93       1.1306
                                                   2001     23.88        24.62            0

Harris Oakmark International Division/(d)/........ 2004     11.56        13.63         1.51
                                                   2003      8.76        11.56         1.00
                                                   2002     10.89         8.76            0

Harris Oakmark Large Cap Value Division/(c)/...... 2004     11.49        12.50         3.81
                                                   2003      9.41        11.49         2.54
                                                   2002     11.22         9.41        .4515
                                                   2001     11.42        11.22            0

Janus Aggressive Growth Division/(c) (e)/......... 2004      6.63         7.03            0
                                                   2003      5.23         6.63         0.40
                                                   2002      7.71         5.23            0
                                                   2001      8.85         7.71            0

Lehman Brothers Aggregate Bond Index Division/(c)/ 2004     12.09        12.28         9.59
                                                   2003     12.00        12.09         5.78
                                                   2002     11.14        12.00       1.0546
                                                   2001     10.96        11.14            0

Loomis Sayles Small Cap Division/(c)/............. 2004     21.49        24.41         0.33
                                                   2003     16.27        21.49         0.29
                                                   2002     21.21        16.27            0
                                                   2001     21.74        21.21            0

Lord Abbett Bond Debenture Division/(b)/.......... 2004     11.64        12.31         1.68
                                                   2003     10.03        11.64         0.86
                                                   2002     10.13        10.03            0
                                                   2001     10.42        10.13            0

MET/AIM Mid Cap Core Equity Division/(d)/......... 2004     11.83        13.24         0.71
                                                   2003      9.59        11.83         0.49
                                                   2002     11.35         9.59            0

                                                                             NUMBER OF
                                                  BEGINNING OF              ACCUMULATION
                                                      YEAR     END OF YEAR  UNITS END OF
                                                  ACCUMULATION ACCUMULATION   YEAR (IN
                                             YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                             ---- ------------ ------------ ------------
MET/AIM Small Cap Growth Division/(d)/...... 2004    $11.42       $11.90         0.26
                                             2003      8.41        11.42            0
                                             2002     11.18         8.41            0

Met/Putnam Voyager Division/(c) (g)/........ 2004      4.14         4.23            0
                                             2003      3.38         4.14         0.63
                                             2002      4.86         3.38            0
                                             2001      5.34         4.86            0

MetLife Mid Cap Stock Index Division/(c)/... 2004     11.16        12.64         5.11
                                             2003      8.49        11.16         6.85
                                             2002     10.21         8.49        .3279
                                             2001     10.35        10.21            0

MetLife Stock Index Division/(c)/........... 2004     30.94        33.38         6.74
                                             2003     25.04        30.94         4.84
                                             2002     32.97        25.04        .1281
                                             2001     35.03        32.97            0

MFS Investors Trust Division/(c)/........... 2004      7.51         8.17            0
                                             2003      6.35         7.51            0
                                             2002      8.13         6.35            0
                                             2001      8.58         8.13            0

MFS Research International Division/(c)/.... 2004      9.29        10.86         0.01
                                             2003      7.19         9.29            0
                                             2002      8.32         7.19            0
                                             2001      8.99         8.32            0

Morgan Stanley EAFE Index Division/(c)/..... 2004      9.17        10.71         5.05
                                             2003      6.86         9.17         5.51
                                             2002      8.41         6.86            0
                                             2001      9.20         8.41            0

Neuberger Berman Mid Cap Value Division/(c)/ 2004     17.27        20.72         2.67
                                             2003     13.00        17.27         1.83
                                             2002     14.72        13.00        .0151
                                             2001     15.07        14.72            0

Oppenheimer Global Equity Division/(c)/..... 2004     12.24        13.89         1.19
                                             2003      9.66        12.24         2.81
                                             2002     11.76         9.66        .5098
                                             2001     12.51        11.76            0

PIMCO Total Return Division/(c)/............ 2004     11.32        11.62        13.59
                                             2003     11.11        11.32        13.11
                                             2002     10.38        11.11       5.5512
                                             2001     10.22        10.38            0

RCM Global Technology Division/(c)/......... 2004      4.50         4.20         1.47
                                             2003      2.93         4.50         1.87
                                             2002      6.05         2.93            0
                                             2001      7.03         6.05            0

                                                                                            NUMBER OF
                                                                 BEGINNING OF              ACCUMULATION
                                                                     YEAR     END OF YEAR  UNITS END OF
                                                                 ACCUMULATION ACCUMULATION   YEAR (IN
                                                            YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                            ---- ------------ ------------ ------------
Russell 2000 Index Division/(c)/........................... 2004    $12.92       $14.84         2.63
                                                            2003      9.09        12.92         3.08
                                                            2002     11.69         9.09            0
                                                            2001     11.79        11.69            0

Salomon Brothers Strategic Bond Opportunities Division/(c)/ 2004     17.58        18.30         3.14
                                                            2003     16.12        17.58         3.53
                                                            2002     15.06        16.12       1.3685
                                                            2001     14.81        15.06            0

Salomon Brothers U.S. Government Division/(c)/............. 2004     14.52        14.59         0.91
                                                            2003     14.75        14.52         1.30
                                                            2002     14.00        14.75       3.2094
                                                            2001     13.77        14.00            0

T. Rowe Price Large Cap Growth Division/(c)/............... 2004     10.74        11.52         2.33
                                                            2003      8.45        10.72         0.98
                                                            2002     11.25         8.45            0
                                                            2001     11.42        11.25            0

T. Rowe Price Mid-Cap Division/(c)/........................ 2004      6.00         6.92         2.66
                                                            2003      4.49         6.00         1.03
                                                            2002      8.20         4.49            0
                                                            2001      8.61         8.20            0

T. Rowe Price Small Cap Growth Division/(c)/............... 2004     11.41        12.39         3.64
                                                            2003      8.35        11.41         3.07
                                                            2002     11.65         8.35       2.6432
                                                            2001     11.88        11.65            0

                                    GROUP I
                       L CLASS WITH BASIC DEATH BENEFIT


                                                                                         NUMBER OF
                                                              BEGINNING OF              ACCUMULATION
                                                                  YEAR     END OF YEAR  UNITS END OF
                                                              ACCUMULATION ACCUMULATION   YEAR (IN
                                                         YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                         ---- ------------ ------------ ------------
American Funds Global Small Capitalization Division/(c)/ 2004   $ 16.14      $ 19.19        50.65
                                                         2003     10.69        16.14        22.79
                                                         2002     13.43        10.69       8.9967
                                                         2001     13.75        13.43            0

American Funds Growth Division/(c)/..................... 2004    109.75       121.43        25.28
                                                         2003     81.56       109.75        14.58
                                                         2002    109.75        81.56       3.3739
                                                         2001    121.23       109.75            0

American Funds Growth-Income Division/(c)/.............. 2004     85.41        92.72        40.43
                                                         2003     65.57        85.41        25.38
                                                         2002     81.64        65.57       6.2536
                                                         2001     85.05        81.64            0

BlackRock Aggressive Growth Division/(c)/............... 2004     33.59        37.32         3.22
                                                         2003     24.26        33.59         2.97
                                                         2002     34.58        24.26            0
                                                         2001     36.68        34.58            0

BlackRock Bond Income Division/(a)/..................... 2004     45.92        47.17        32.44
                                                         2003     44.11        45.92        28.95
                                                         2002     41.40        44.11      16.0685
                                                         2001     40.31        41.40            0

BlackRock Diversified Division/(c)/..................... 2004     35.86        38.25        33.21
                                                         2003     30.23        35.86        38.68
                                                         2002     35.66        30.23       4.1236
                                                         2001     36.59        35.66            0

BlackRock Investment Trust Division/(c)/................ 2004     60.19        65.64        10.78
                                                         2003     46.99        60.19         8.64
                                                         2002     64.64        46.99       2.1849
                                                         2001     69.28        64.64            0

BlackRock Large Cap Value Division/(d)/................. 2004     10.56        11.79        31.80
                                                         2003      7.92        10.56        11.68
                                                         2002     10.00         7.92       1.5784

BlackRock Strategic Value Division/(c)/................. 2004     15.94        18.08       116.20
                                                         2003     10.80        15.94        88.30
                                                         2002     13.96        10.80      35.8576
                                                         2001     14.20        13.96            0

Davis Venture Value Division/(c)/....................... 2004     27.80        30.71        34.69
                                                         2003     21.59        27.80        18.91
                                                         2002     26.26        21.59       5.4053
                                                         2001     27.00        26.26            0

FI International Stock Division/(c)/.................... 2004     11.59        13.47        30.47
                                                         2003      9.20        11.59        28.73
                                                         2002     11.34         9.20      12.8267
                                                         2001     12.14        11.34            0

                                                                                   NUMBER OF
                                                        BEGINNING OF              ACCUMULATION
                                                            YEAR     END OF YEAR  UNITS END OF
                                                        ACCUMULATION ACCUMULATION   YEAR (IN
                                                   YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                   ---- ------------ ------------ ------------
FI Mid Cap Opportunities Division/(h)/............ 2004    $14.43       $16.63        53.76
                                                   2003     10.89        14.43        25.81
                                                   2002     15.60        10.89       9.9028
                                                   2001     18.13        15.60            0

FI Value Leaders Division/(d)/.................... 2004     23.14        25.88         2.01
                                                   2003     18.54        23.14         1.12
                                                   2002     22.53        18.54        .1920

Franklin Templeton Small Cap Growth Division/(c)/. 2004      8.91         9.76        18.76
                                                   2003      6.25         8.91         9.18
                                                   2002      8.79         6.25       3.1215
                                                   2001      9.17         8.79            0

Harris Oakmark Focused Value Division/(c)/........ 2004     30.48        32.95        51.08
                                                   2003     23.36        30.48        38.74
                                                   2002     26.05        23.36      18.4414
                                                   2001     25.20        26.05            0

Harris Oakmark International Division/(d)/........ 2004     11.75        13.97        33.20
                                                   2003      8.83        11.75        10.31
                                                   2002     10.90         8.83            0

Harris Oakmark Large Cap Value Division/(c)/...... 2004     11.94        13.09       102.77
                                                   2003      9.67        11.94        84.85
                                                   2002     11.45         9.67      20.7963
                                                   2001     11.62        11.45            0

Janus Aggressive Growth Division/(c) (e)/......... 2004      6.76         7.23         5.53
                                                   2003      5.29         6.76         5.27
                                                   2002      7.74         5.29       1.7337
                                                   2001      8.87         7.74            0

Lehman Brothers Aggregate Bond Index Division/(c)/ 2004     12.57        12.86       221.29
                                                   2003     12.33        12.57       132.21
                                                   2002     11.37        12.33      71.9711
                                                   2001     11.16        11.37            0

Loomis Sayles Small Cap Division/(c)/............. 2004     23.11        26.45         4.70
                                                   2003     17.21        23.11         2.99
                                                   2002     22.30        17.21        .8649
                                                   2001     22.79        22.30            0

Lord Abbett Bond Debenture Division/(b)/.......... 2004     12.25        13.06        50.29
                                                   2003     10.42        12.25        56.86
                                                   2002     10.45        10.42       6.9667
                                                   2001     10.72        10.45            0

MET/AIM Mid Cap Core Equity Division/(d)/......... 2004     12.03        13.56        12.67
                                                   2003      9.67        12.03        11.67
                                                   2002     11.39         9.67            0

MET/AIM Small Cap Growth Division/(d)/............ 2004     11.62        12.19         8.62
                                                   2003      8.48        11.62         5.13
                                                   2002     11.23         8.48        .7137

                                                                             NUMBER OF
                                                  BEGINNING OF              ACCUMULATION
                                                      YEAR     END OF YEAR  UNITS END OF
                                                  ACCUMULATION ACCUMULATION   YEAR (IN
                                             YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                             ---- ------------ ------------ ------------
Met/Putnam Voyager Division/(c) (g)/........ 2004    $ 4.26       $ 4.39        11.00
                                             2003      3.44         4.26         4.77
                                             2002      4.92         3.44       3.3578
                                             2001      5.39         4.92            0

MetLife Mid Cap Stock Index Division/(c)/... 2004     11.46        13.07        49.04
                                             2003      8.63        11.46        49.13
                                             2002     10.31         8.63      19.7205
                                             2001     10.42        10.31            0

MetLife Stock Index Division/(c)/........... 2004     34.28        37.27       111.98
                                             2003     27.19        34.28        75.77
                                             2002     35.57        27.19      26.4595
                                             2001     37.69        35.57            0

MFS Investors Trust Division/(c)/........... 2004      7.78         8.52         9.31
                                             2003      6.50         7.78         4.01
                                             2002      8.27         6.50        .3834
                                             2001      8.70         8.27            0

MFS Research International Division/(c)/.... 2004      9.48        11.17        11.86
                                             2003      7.28         9.48        10.86
                                             2002      8.37         7.28       2.7238
                                             2001      9.02         8.37            0

Morgan Stanley EAFE Index Division/(c)/..... 2004      9.53        11.21        89.50
                                             2003      7.05         9.53        85.66
                                             2002      8.59         7.05      27.4308
                                             2001      9.36         8.59            0

Neuberger Berman Mid Cap Value Division/(c)/ 2004     17.95        21.70        50.59
                                             2003     13.36        17.95        33.40
                                             2002     15.02        13.36       7.1390
                                             2001     15.34        15.02            0

Oppenheimer Global Equity Division/(c)/..... 2004     12.88        14.73        12.64
                                             2003     10.03        12.88        10.70
                                             2002     12.14        10.03       5.1655
                                             2001     12.88        12.14            0

PIMCO Total Return Division/(c)/............ 2004     11.57        11.97       170.78
                                             2003     11.25        11.57       154.41
                                             2002     10.44        11.25      57.2251
                                             2001     10.25        10.44            0

RCM Global Technology Division/(c)/......... 2004      4.60         4.33        67.15
                                             2003      2.96         4.60        54.93
                                             2002      6.09         2.96       7.4587
                                             2001      7.05         6.09            0

Russell 2000 Index Division/(c)/............ 2004     13.43        15.54        49.62
                                             2003      9.34        13.43        39.04
                                             2002     11.93         9.34      12.6555
                                             2001     12.00        11.93            0

                                                                                            NUMBER OF
                                                                 BEGINNING OF              ACCUMULATION
                                                                     YEAR     END OF YEAR  UNITS END OF
                                                                 ACCUMULATION ACCUMULATION   YEAR (IN
                                                            YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                            ---- ------------ ------------ ------------
Salomon Brothers Strategic Bond Opportunities Division/(c)/ 2004    $18.83       $19.75        34.06
                                                            2003     16.99        18.83        34.18
                                                            2002     15.77        16.99      19.1803
                                                            2001     15.48        15.77            0

Salomon Brothers U.S. Government Division/(c)/............. 2004     15.56        15.75        67.59
                                                            2003     15.55        15.56        60.55
                                                            2002     14.67        15.55      53.8267
                                                            2001     14.39        14.67            0

T. Rowe Price Large Cap Growth Division/(c)/............... 2004     11.16        12.07        37.47
                                                            2003      8.68        11.16        31.92
                                                            2002     11.48         8.68       4.1826
                                                            2001     11.62        11.48            0

T. Rowe Price Mid-Cap Growth Division/(c)/................. 2004      6.13         7.12        49.77
                                                            2003      4.55         6.13        19.41
                                                            2002      8.25         4.55       8.1470
                                                            2001      8.64         8.25            0

T. Rowe Price Small Cap Growth Division/(c)/............... 2004     12.01        13.14        48.30
                                                            2003      8.67        12.01        32.37
                                                            2002     12.02         8.67      12.9283
                                                            2001     12.22        12.02            0

                                    GROUP I
                  L CLASS WITH EARNINGS PRESERVATION BENEFIT


                                                                                         NUMBER OF
                                                              BEGINNING OF              ACCUMULATION
                                                                  YEAR     END OF YEAR  UNITS END OF
                                                              ACCUMULATION ACCUMULATION   YEAR (IN
                                                         YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                         ---- ------------ ------------ ------------
American Funds Global Small Capitalization Division/(c)/ 2004   $ 15.92      $ 18.87         0.62
                                                         2003     10.57        15.92         0.58
                                                         2002     13.30        10.57        .0600
                                                         2001     13.64        13.30            0

American Funds Growth Division/(c)/..................... 2004    104.42       115.25         1.33
                                                         2003     77.79       104.42         0.97
                                                         2002    104.95        77.79        .4878
                                                         2001    116.05       104.95            0

American Funds Growth-Income Division/(c)/.............. 2004     81.26        88.00         0.23
                                                         2003     62.54        81.26         0.28
                                                         2002     78.06        62.54        .1809
                                                         2001     81.42        78.06            0

BlackRock Aggressive Growth Division/(c)/............... 2004     32.30        35.79         0.26
                                                         2003     23.38        32.30         0.28
                                                         2002     33.42        23.38            0
                                                         2001     35.48        33.42            0

BlackRock Bond Income Division/(a)/..................... 2004     43.62        44.69         0.85
                                                         2003     42.01        43.62            0
                                                         2002     39.53        42.01        .0154
                                                         2001     38.52        39.53            0

BlackRock Diversified Division/(c)/..................... 2004     34.33        36.52         1.12
                                                         2003     29.01        34.33         1.12
                                                         2002     34.30        29.01            0
                                                         2001     35.24        34.30            0

BlackRock Investment Trust Division/(c)/................ 2004     57.18        62.20         0.21
                                                         2003     44.75        57.18         0.31
                                                         2002     61.71        44.75        .2177
                                                         2001     66.22        61.71            0

BlackRock Large Cap Value Division/(d)/................. 2004     10.52        11.71         0.83
                                                         2003      7.91        10.52         0.83
                                                         2002     10.00         7.91        .2071

BlackRock Strategic Value Division/(c)/................. 2004     15.81        17.88         7.39
                                                         2003     10.73        15.81         7.66
                                                         2002     13.91        10.73       4.2927
                                                         2001     14.17        13.91            0

Davis Venture Value Division/(c)/....................... 2004     27.17        29.94         1.67
                                                         2003     21.15        27.17         1.73
                                                         2002     25.79        21.15       1.8080
                                                         2001     26.55        25.79            0

FI International Stock Division/(c)/.................... 2004     11.23        13.02         6.85
                                                         2003      8.94        11.23         3.72
                                                         2002     11.04         8.94       3.5151
                                                         2001     11.83        11.04            0

                                                                                   NUMBER OF
                                                        BEGINNING OF              ACCUMULATION
                                                            YEAR     END OF YEAR  UNITS END OF
                                                        ACCUMULATION ACCUMULATION   YEAR (IN
                                                   YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                   ---- ------------ ------------ ------------
FI Mid Cap Opportunities Division/(h)/............ 2004    $14.19       $16.30         2.60
                                                   2003     10.73        14.19         2.71
                                                   2002     15.41        10.73       2.9064
                                                   2001     17.93        15.41            0

FI Value Leaders Division/(d)/.................... 2004     22.53        25.14            0
                                                   2003     18.09        22.53            0
                                                   2002     22.03        18.09            0

Franklin Templeton Small Cap Growth Division/(c)/. 2004      8.85         9.66         1.59
                                                   2003      6.23         8.85            0
                                                   2002      8.78         6.23            0
                                                   2001      9.17         8.78            0

Harris Oakmark Focused Value Division/(c)/........ 2004     29.68        32.00         2.04
                                                   2003     22.80        29.68         2.17
                                                   2002     25.49        22.80       2.0177
                                                   2001     24.68        25.49            0

Harris Oakmark International Division/(d)/........ 2004     11.69        13.85            0
                                                   2003      8.80        11.69            0
                                                   2002     10.90         8.80            0

Harris Oakmark Large Cap Value Division/(c)/...... 2004     11.79        12.89         4.95
                                                   2003      9.57        11.79         1.79
                                                   2002     11.36         9.57        .8243
                                                   2001     11.55        11.36            0

Janus Aggressive Growth Division/(c) (e)/......... 2004      6.72         7.16            0
                                                   2003      5.26         6.72            0
                                                   2002      7.73         5.26            0
                                                   2001      8.86         7.73            0

Lehman Brothers Aggregate Bond Index Division/(c)/ 2004     12.41        12.67         2.03
                                                   2003     12.20        12.41         1.99
                                                   2002     11.28        12.20       1.0937
                                                   2001     11.08        11.28            0

Loomis Sayles Small Cap Division/(c)/............. 2004     22.55        25.75         0.73
                                                   2003     16.84        22.55         0.73
                                                   2002     21.87        16.84        .6045
                                                   2001     22.38        21.87            0

Lord Abbett Debenture Division/(b)/............... 2004     12.04        12.80         0.44
                                                   2003     10.27        12.04         0.44
                                                   2002     10.33        10.27        .1323
                                                   2001     10.60        10.33            0

MET/AIM Mid Cap Core Equity Division/(d)/......... 2004     11.97        13.45            0
                                                   2003      9.64        11.97         0.52
                                                   2002     11.37         9.64        .1751

MET/AIM Small Cap Growth Division/(d)/............ 2004     11.55        12.09            0
                                                   2003      8.46        11.55            0
                                                   2002     11.21         8.46            0

                                                                             NUMBER OF
                                                  BEGINNING OF              ACCUMULATION
                                                      YEAR     END OF YEAR  UNITS END OF
                                                  ACCUMULATION ACCUMULATION   YEAR (IN
                                             YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                             ---- ------------ ------------ ------------
Met/Putnam Voyager Division/(c) (g)/........ 2004    $ 4.22       $ 4.33            0
                                             2003      3.42         4.22            0
                                             2002      4.89         3.42            0
                                             2001      5.37         4.89            0

MetLife Mid Cap Stock Index Division/(c)/... 2004     11.36        12.93         1.14
                                             2003      8.58        11.36         1.33
                                             2002     10.27         8.58       1.0901
                                             2001     10.39        10.27            0

MetLife Stock Index Division/(c)/........... 2004     33.13        35.92         1.10
                                             2003     26.34        33.13         0.96
                                             2002     34.54        26.34        .7533
                                             2001     36.64        34.54            0

MFS Investors Trust Division/(c)/........... 2004      7.69         8.40         0.36
                                             2003      6.44         7.69         0.36
                                             2002      8.22         6.44        .1000
                                             2001      8.65         8.22            0

MFS Research International Division/(c)/.... 2004      9.41        11.06            0
                                             2003      7.25         9.41            0
                                             2002      8.35         7.25            0
                                             2001      9.01         8.35            0

Morgan Stanley EAFE Index Division/(c)/..... 2004      9.41        11.04         0.62
                                             2003      6.98         9.41         0.92
                                             2002      8.52         6.98        .8081
                                             2001      9.30         8.52            0

Neuberger Berman Mid Cap Value Division/(c)/ 2004     17.72        21.37         2.15
                                             2003     13.22        17.72         0.90
                                             2002     14.90        13.22        .6198
                                             2001     15.23        14.90            0

Oppenheimer Global Equity Division/(c)/..... 2004     12.66        14.45            0
                                             2003      9.89        12.66            0
                                             2002     11.99         9.89            0
                                             2001     12.74        11.99            0

PIMCO Total Return Division/(c)/............ 2004     11.49        11.85         3.00
                                             2003     11.19        11.49         3.44
                                             2002     10.41        11.19       1.2915
                                             2001     10.24        10.41            0

RCM Global Technology Division/(c)/......... 2004      4.56         4.29            0
                                             2003      2.95         4.56            0
                                             2002      6.08         2.95            0
                                             2001      7.04         6.08            0

Russell 2000 Index Division/(c)/............ 2004     13.26        15.30         0.54
                                             2003      9.24        13.26         0.82
                                             2002     11.84         9.24        .6104
                                             2001     11.91        11.84            0

                                                                                            NUMBER OF
                                                                 BEGINNING OF              ACCUMULATION
                                                                     YEAR     END OF YEAR  UNITS END OF
                                                                 ACCUMULATION ACCUMULATION   YEAR (IN
                                                            YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                            ---- ------------ ------------ ------------
Salomon Brothers Strategic Bond Opportunities Division/(c)/ 2004    $18.41       $19.25         4.06
                                                            2003     16.65        18.41         2.04
                                                            2002     15.49        16.65            0
                                                            2001     15.22        15.49            0

Salomon Brothers U.S. Government Division/(c)/............. 2004     15.21        15.36         2.53
                                                            2003     15.24        15.21         2.53
                                                            2002     14.41        15.24        .4125
                                                            2001     14.15        14.41            0

T. Rowe Price Large Cap Growth Division/(c)/............... 2004     11.02        11.88            0
                                                            2003      8.59        11.02            0
                                                            2002     11.39         8.59            0
                                                            2001     11.54        11.39            0

T. Rowe Price Mid-Cap Growth Division/(c)/................. 2004      6.08         7.05            0
                                                            2003      4.53         6.08            0
                                                            2002      8.23         4.53            0
                                                            2001      8.63         8.23            0

T. Rowe Price Small Cap Growth Division/(c)/............... 2004     11.81        12.88         3.87
                                                            2003      8.55        11.81         4.07
                                                            2002     11.88         8.55       3.4644
                                                            2001     12.09        11.88            0

                                    GROUP I
                   L CLASS WITH ANNUAL STEP-UP DEATH BENEFIT


                                                                                         NUMBER OF
                                                              BEGINNING OF              ACCUMULATION
                                                                  YEAR     END OF YEAR  UNITS END OF
                                                              ACCUMULATION ACCUMULATION   YEAR (IN
                                                         YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                         ---- ------------ ------------ ------------
American Funds Global Small Capitalization Division/(c)/ 2004   $ 15.96      $ 18.93         3.46
                                                         2003     10.64        15.96         0.73
                                                         2002     13.38        10.64        .1239
                                                         2001     13.71        13.38            0

American Funds Growth Division/(c)/..................... 2004    105.47       116.46         2.71
                                                         2003     80.03       105.47         1.97
                                                         2002    107.81        80.03        .6869
                                                         2001    119.13       107.81            0

American Funds Growth-Income Division/(c)/.............. 2004     82.08        88.92         6.39
                                                         2003     64.34        82.08         4.43
                                                         2002     80.19        64.34        .5651
                                                         2001     83.58        80.19            0

BlackRock Aggressive Growth Division/(c)/............... 2004     32.56        36.09         0.30
                                                         2003     23.90        32.56         0.22
                                                         2002     34.11        23.90            0
                                                         2001     36.20        34.11            0

BlackRock Bond Income Division/(a)/..................... 2004     44.07        45.18         1.15
                                                         2003     43.25        44.07         1.96
                                                         2002     40.64        43.25        .7157
                                                         2001     39.58        40.64            0

BlackRock Diversified Division/(c)/..................... 2004     34.63        36.86         9.18
                                                         2003     29.74        34.63         7.81
                                                         2002     35.11        29.74       1.9810
                                                         2001     36.05        35.11            0

BlackRock Investment Trust Division/(c)/................ 2004     57.77        62.87         5.08
                                                         2003     46.08        57.77         4.95
                                                         2002     63.45        46.08       2.2377
                                                         2001     68.04        63.45            0

BlackRock Large Cap Value Division/(d)/................. 2004     10.53        11.72        15.14
                                                         2003      7.91        10.53        13.83
                                                         2002     10.00         7.91        .4378

BlackRock Strategic Value Division/(c)/................. 2004     15.83        17.92        28.85
                                                         2003     10.77        15.83        23.08
                                                         2002     13.94        10.77      11.2493
                                                         2001     14.19        13.94            0

Davis Venture Value Division/(c)/....................... 2004     27.30        30.09         2.90
                                                         2003     21.41        27.30         1.47
                                                         2002     26.07        21.41        .1599
                                                         2001     26.82        26.07            0

FI International Stock Division/(c)/.................... 2004     11.30        13.11         4.53
                                                         2003      9.10        11.30         3.77
                                                         2002     11.22         9.10       1.2212
                                                         2001     12.01        11.22            0

                                                                                   NUMBER OF
                                                        BEGINNING OF              ACCUMULATION
                                                            YEAR     END OF YEAR  UNITS END OF
                                                        ACCUMULATION ACCUMULATION   YEAR (IN
                                                   YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                   ---- ------------ ------------ ------------
FI Mid Cap Opportunities Division/(h)/............ 2004    $14.24       $16.37         6.60
                                                   2003     10.82        14.24         4.78
                                                   2002     15.52        10.82       4.1704
                                                   2001     18.05        15.52            0

FI Value Leaders Division/(d)/.................... 2004     22.65        25.29         0.26
                                                   2003     18.36        22.65         0.27
                                                   2002     22.33        18.36        .2224

Franklin Templeton Small Cap Growth Division/(c)/. 2004      8.86         9.68         5.29
                                                   2003      6.24         8.86         5.30
                                                   2002      8.79         6.24       1.9107
                                                   2001      9.17         8.79            0

Harris Oakmark Focused Value Division/(c)/........ 2004     29.83        32.19        14.70
                                                   2003     23.13        29.83        12.34
                                                   2002     25.83        23.13       5.8743
                                                   2001     24.99        25.83            0

Harris Oakmark International Division/(d)/........ 2004     11.70        13.88         1.88
                                                   2003      8.82        11.70            0
                                                   2002     10.90         8.82            0

Harris Oakmark Large Cap Value Division/(c)/...... 2004     11.82        12.93        22.33
                                                   2003      9.63        11.82        14.82
                                                   2002     11.42         9.63      10.3636
                                                   2001     11.59        11.42            0

Janus Aggressive Growth Division/(c) (e)/......... 2004      6.73         7.18         1.17
                                                   2003      5.28         6.73         2.93
                                                   2002      7.74         5.28       2.5692
                                                   2001      8.86         7.74            0

Lehman Brothers Aggregate Bond Index Division/(c)/ 2004     12.44        12.70        54.92
                                                   2003     12.28        12.44        40.57
                                                   2002     11.34        12.28      26.6919
                                                   2001     11.13        11.34            0

Loomis Sayles Small Cap Division/(c)/............. 2004     22.66        25.89         1.10
                                                   2003     17.06        22.66         0.65
                                                   2002     22.13        17.06        .1388
                                                   2001     22.62        22.13            0

Lord Abbett Bond Debenture Division/(b)/.......... 2004     12.08        12.85        11.97
                                                   2003     10.36        12.08        15.40
                                                   2002     10.40        10.36        .6428
                                                   2001     10.67        10.40            0

MET/AIM Mid Cap Core Equity Division/(d)/......... 2004     11.98        13.47         4.41
                                                   2003      9.65        11.98         2.65
                                                   2002     11.38         9.65       1.2673

MET/AIM Small Cap Growth Division/(d)/............ 2004     11.56        12.11         1.51
                                                   2003      8.47        11.56         0.98
                                                   2002     11.22         8.47        .6276

                                                                             NUMBER OF
                                                  BEGINNING OF              ACCUMULATION
                                                      YEAR     END OF YEAR  UNITS END OF
                                                  ACCUMULATION ACCUMULATION   YEAR (IN
                                             YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                             ---- ------------ ------------ ------------
Met/Putnam Voyager Division/(c) (g)/........ 2004    $ 4.23       $ 4.34            0
                                             2003      3.43         4.23            0
                                             2002      4.91         3.43            0
                                             2001      5.38         4.91            0

MetLife Mid Cap Stock Index Division/(c)/... 2004     11.38        12.95        12.63
                                             2003      8.61        11.38        18.35
                                             2002     10.29         8.61       6.8508
                                             2001     10.41        10.29            0

MetLife Stock Index Division/(c)/........... 2004     33.35        36.19        19.68
                                             2003     26.84        33.35        12.36
                                             2002     35.15        26.84       3.7990
                                             2001     37.26        35.15            0

MFS Investors Trust Division/(c)/........... 2004      7.71         8.43         1.24
                                             2003      6.48         7.71         2.07
                                             2002      8.25         6.48       6.3556
                                             2001      8.68         8.25            0

MFS Research International Division/(c)/.... 2004      9.42        11.08         1.81
                                             2003      7.27         9.42         2.20
                                             2002      8.36         7.27       1.7974
                                             2001      9.01         8.36            0

Morgan Stanley EAFE Index Division/(c)/..... 2004      9.44        11.08        14.85
                                             2003      7.02         9.44        15.54
                                             2002      8.56         7.02       4.5056
                                             2001      9.33         8.56            0

Neuberger Berman Mid Cap Value Division/(c)/ 2004     17.76        21.44         9.34
                                             2003     13.30        17.76         5.20
                                             2002     14.97        13.30       1.6857
                                             2001     15.30        14.97            0

Oppenheimer Global Equity Division/(c)/..... 2004     12.71        14.50         2.88
                                             2003      9.97        12.71         3.62
                                             2002     12.08         9.97       1.7168
                                             2001     12.82        12.08            0

PIMCO Total Return Division/(c)/............ 2004     11.50        11.87        57.85
                                             2003     11.22        11.50        39.93
                                             2002     10.43        11.22      25.4830
                                             2001     10.24        10.43            0

RCM Global Technology Division/(c)/......... 2004      4.57         4.29         7.99
                                             2003      2.96         4.57         1.78
                                             2002      6.08         2.96        .4666
                                             2001      7.05         6.08            0

Russell 2000 Index Division/(c)/............ 2004     13.29        15.35        11.00
                                             2003      9.30        13.29         9.59
                                             2002     11.90         9.30       7.0394
                                             2001     11.96        11.90            0

                                                                                            NUMBER OF
                                                                 BEGINNING OF              ACCUMULATION
                                                                     YEAR     END OF YEAR  UNITS END OF
                                                                 ACCUMULATION ACCUMULATION   YEAR (IN
                                                            YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                            ---- ------------ ------------ ------------
Salomon Brothers Strategic Bond Opportunities Division/(c)/ 2004    $18.49       $19.35        15.16
                                                            2003     16.86        18.49        10.66
                                                            2002     15.66        16.86       3.5089
                                                            2001     15.37        15.66            0

Salomon Brothers U.S. Government Division/(c)/............. 2004     15.28        15.43         8.31
                                                            2003     15.43        15.28        10.70
                                                            2002     14.57        15.43      17.9512
                                                            2001     14.29        14.57            0

T. Rowe Price Large Cap Growth Division/(c)/............... 2004     11.05        11.92         5.11
                                                            2003      8.64        11.05         4.19
                                                            2002     11.45         8.64        .4744
                                                            2001     11.59        11.45            0

T. Rowe Price Mid-Cap Growth Division/(c)/................. 2004      6.09         7.07         7.99
                                                            2003      4.54         6.09         7.06
                                                            2002      8.24         4.54       2.2677
                                                            2001      8.63         8.24            0

T. Rowe Price Small Cap Growth Division/(c)/............... 2004     11.85        12.93         0.62
                                                            2003      8.62        11.85         0.60
                                                            2002     11.97         8.62        .9515
                                                            2001     12.17        11.97            0

                                    GROUP I
  L CLASS WITH GREATER OF ANNUAL STEP-UP OR 5% ANNUAL INCREASE DEATH BENEFIT


                                                                                         NUMBER OF
                                                              BEGINNING OF              ACCUMULATION
                                                                  YEAR     END OF YEAR  UNITS END OF
                                                              ACCUMULATION ACCUMULATION   YEAR (IN
                                                         YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                         ---- ------------ ------------ ------------
American Funds Global Small Capitalization Division/(c)/ 2004   $ 15.83      $ 18.75         6.95
                                                         2003     10.57        15.83         2.45
                                                         2002     13.30        10.57       1.0559
                                                         2001     13.64        13.30            0

American Funds Growth Division/(c)/..................... 2004    102.36       112.86         1.92
                                                         2003     77.79       102.36         1.33
                                                         2002    104.95        77.79        .5116
                                                         2001    116.05       104.95            0

American Funds Growth-Income Division/(c)/.............. 2004     79.66        86.18         1.98
                                                         2003     62.54        79.66         1.57
                                                         2002     78.06        62.54       1.0570
                                                         2001     81.42        78.06            0

BlackRock Aggressive Growth Division/(c)/............... 2004     31.80        35.20         0.41
                                                         2003     23.38        31.80            0
                                                         2002     33.42        23.38            0
                                                         2001     35.48        33.42            0

BlackRock Bond Income Division/(a)/..................... 2004     42.74        43.74         1.37
                                                         2003     42.01        42.74         1.27
                                                         2002     39.53        42.01        .2955
                                                         2001     38.52        39.53            0

BlackRock Diversified Division/(c)/..................... 2004     33.73        35.85         1.34
                                                         2003     29.01        33.73         0.57
                                                         2002     34.30        29.01        .2322
                                                         2001     35.24        34.30            0

BlackRock Investment Trust Division/(c)/................ 2004     56.02        60.87         0.09
                                                         2003     44.75        56.02         0.04
                                                         2002     61.71        44.75            0
                                                         2001     66.22        61.71            0

BlackRock Large Cap Value Division/(d)/................. 2004     10.50        11.68         0.43
                                                         2003      7.91        10.50         1.62
                                                         2002     10.00         7.91            0

BlackRock Strategic Value Division/(c)/................. 2004     15.75        17.80         3.18
                                                         2003     10.73        15.75         3.20
                                                         2002     13.91        10.73        .7809
                                                         2001     14.17        13.91            0

Davis Venture Value Division/(c)/....................... 2004     26.92        29.63         2.39
                                                         2003     21.15        26.92         0.06
                                                         2002     25.79        21.15            0
                                                         2001     26.55        25.79            0

FI International Stock Division/(c)/.................... 2004     11.09        12.84         2.74
                                                         2003      8.94        11.09         2.87
                                                         2002     11.04         8.94        .9063
                                                         2001     11.83        11.04            0

                                                                                   NUMBER OF
                                                        BEGINNING OF              ACCUMULATION
                                                            YEAR     END OF YEAR  UNITS END OF
                                                        ACCUMULATION ACCUMULATION   YEAR (IN
                                                   YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                   ---- ------------ ------------ ------------
FI Mid Cap Opportunities Division/(h)/............ 2004    $14.09       $16.18         2.99
                                                   2003     10.73        14.09         1.75
                                                   2002     15.41        10.73        .6830
                                                   2001     17.93        15.41            0

FI Value Leaders Division/(d)/.................... 2004     22.29        24.85            0
                                                   2003     18.09        22.29            0
                                                   2002     22.03        18.09            0

Franklin Templeton Small Cap Growth Division/(c)/. 2004      8.82         9.63         1.50
                                                   2003      6.23         8.82            0
                                                   2002      8.78         6.23            0
                                                   2001      9.17         8.78            0

Harris Oakmark Focused Value Division/(c)/........ 2004     29.36        31.63         2.11
                                                   2003     22.80        29.36         2.19
                                                   2002     25.49        22.80        .3238
                                                   2001     24.68        25.49            0

Harris Oakmark International Division/(d)/........ 2004     11.66        13.81         3.67
                                                   2003      8.80        11.66            0
                                                   2002     10.90         8.80            0

Harris Oakmark Large Cap Value Division/(c)/...... 2004     11.73        12.81         0.47
                                                   2003      9.57        11.73         1.62
                                                   2002     11.36         9.57            0
                                                   2001     11.55        11.36            0

Janus Aggressive Growth Division/(c) (e)/......... 2004      6.70         7.14            0
                                                   2003      5.26         6.70            0
                                                   2002      7.73         5.26            0
                                                   2001      8.86         7.73            0

Lehman Brothers Aggregate Bond Index Division/(c)/ 2004     12.34        12.59         5.66
                                                   2003     12.20        12.34         3.80
                                                   2002     11.28        12.20       3.8644
                                                   2001     11.08        11.28            0

Loomis Sayles Small Cap Division/(c)/............. 2004     22.34        25.47            0
                                                   2003     16.84        22.34            0
                                                   2002     21.87        16.84            0
                                                   2001     22.38        21.87            0

Lord Abbett Bond Debenture Division/(b)/.......... 2004     11.96        12.70         2.74
                                                   2003     10.27        11.96         2.57
                                                   2002     10.33        10.27            0
                                                   2001     10.60        10.33            0

MET/AIM Mid Cap Core Equity Division/(d) (h)/..... 2004     11.94        13.41         0.29
                                                   2003      9.64        11.94         0.21
                                                   2002     11.37         9.64            0

MET/AIM Small Cap Growth Division/(d)/............ 2004     11.53        12.05            0
                                                   2003      8.46        11.53            0
                                                   2002     11.21         8.46            0

                                                                             NUMBER OF
                                                  BEGINNING OF              ACCUMULATION
                                                      YEAR     END OF YEAR  UNITS END OF
                                                  ACCUMULATION ACCUMULATION   YEAR (IN
                                             YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                             ---- ------------ ------------ ------------
Met/Putnam Voyager Division/(c) (g)/........ 2004    $ 4.20       $ 4.31            0
                                             2003      3.42         4.20            0
                                             2002      4.89         3.42            0
                                             2001      5.37         4.89            0

MetLife Mid Cap Stock Index Division/(c)/... 2004     11.32        12.87         0.37
                                             2003      8.58        11.32         0.87
                                             2002     10.27         8.58       1.5263
                                             2001     10.39        10.27            0

MetLife Stock Index Division/(c)/........... 2004     32.68        35.40         4.55
                                             2003     26.34        32.68         4.15
                                             2002     34.54        26.34       2.6819
                                             2001     36.64        34.54            0

MFS Investors Trust Division/(c)/........... 2004      7.65         8.36         3.32
                                             2003      6.44         7.65         3.39
                                             2002      8.22         6.44       3.3338
                                             2001      8.65         8.22            0

MFS Research International Division/(c)/.... 2004      9.38        11.02            0
                                             2003      7.25         9.38         0.05
                                             2002      8.35         7.25            0
                                             2001      9.01         8.35            0

Morgan Stanley EAFE Index Division/(c)/..... 2004      9.36        10.97         0.64
                                             2003      6.98         9.36         1.31
                                             2002      8.52         6.98       2.7209
                                             2001      9.30         8.52            0

Neuberger Berman Mid Cap Value Division/(c)/ 2004     17.63        21.24         1.34
                                             2003     13.22        17.63         0.42
                                             2002     14.90        13.22        .0802
                                             2001     15.23        14.90            0

Oppenheimer Global Equity Division/(c)/..... 2004     12.58        14.33         3.34
                                             2003      9.89        12.58         3.45
                                             2002     11.99         9.89       1.2958
                                             2001     12.74        11.99            0

PIMCO Total Return Division/(c)/............ 2004     11.45        11.81         4.19
                                             2003     11.19        11.45         1.64
                                             2002     10.41        11.19       2.4683
                                             2001     10.24        10.41            0

RCM Global Technology Division/(c)/......... 2004      4.55         4.27         2.05
                                             2003      2.95         4.55         1.64
                                             2002      6.08         2.95            0
                                             2001      7.04         6.08            0

Russell 2000 Index Division/(c)/............ 2004     13.19        15.21         2.38
                                             2003      9.24        13.19         0.14
                                             2002     11.84         9.24        .6704
                                             2001     11.91        11.84            0

                                                                                            NUMBER OF
                                                                 BEGINNING OF              ACCUMULATION
                                                                     YEAR     END OF YEAR  UNITS END OF
                                                                 ACCUMULATION ACCUMULATION   YEAR (IN
                                                            YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                            ---- ------------ ------------ ------------
Salomon Brothers Strategic Bond Opportunities Division/(c)/ 2004    $18.24       $19.06        1.57
                                                            2003     16.65        18.24        1.23
                                                            2002     15.49        16.65       .0369
                                                            2001     15.22        15.49           0

Salomon Brothers U.S. Government Division/(c)/............. 2004     15.07        15.20        1.24
                                                            2003     15.24        15.07        2.40
                                                            2002     14.41        15.24       .3502
                                                            2001     14.15        14.41           0

T. Rowe Price Large Cap Growth Division/(c)/............... 2004     10.96        11.81        5.96
                                                            2003      8.59        10.96        2.46
                                                            2002     11.39         8.59       .3044
                                                            2001     11.54        11.39           0

T. Rowe Price Mid-Cap Growth Division/(c)/................. 2004      6.07         7.03        2.34
                                                            2003      4.53         6.07        0.54
                                                            2002      8.23         4.53       .1155
                                                            2001      8.63         8.23           0

T. Rowe Price Small Cap Growth Division/(c)/............... 2004     11.73        12.78        3.23
                                                            2003      8.55        11.73        2.16
                                                            2002     11.88         8.55       .8536
                                                            2001     12.09        11.88           0

                                    GROUP I
  L CLASS WITH ANNUAL STEP-UP DEATH BENEFIT AND EARNINGS PRESERVATION BENEFIT


                                                                                         NUMBER OF
                                                              BEGINNING OF              ACCUMULATION
                                                                  YEAR     END OF YEAR  UNITS END OF
                                                              ACCUMULATION ACCUMULATION   YEAR (IN
                                                         YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                         ---- ------------ ------------ ------------
American Funds Global Small Capitalization Division/(c)/ 2004   $ 15.74      $ 18.62         1.26
                                                         2003     10.52        15.74         1.36
                                                         2002     13.25        10.52            0
                                                         2001     13.60        13.25            0

American Funds Growth Division/(c)/..................... 2004    100.35       110.53         0.06
                                                         2003     76.33       100.35         0.21
                                                         2002    103.09        76.33            0
                                                         2001    114.03       103.09            0

American Funds Growth-Income Division/(c)/.............. 2004     78.09        84.39         1.20
                                                         2003     61.37        78.09         0.98
                                                         2002     76.68        61.37        .5949
                                                         2001     80.00        76.68            0

BlackRock Aggressive Growth Division/(c)/............... 2004     31.30        34.62            0
                                                         2003     23.04        31.30            0
                                                         2002     32.96        23.04            0
                                                         2001     35.02        32.96            0

BlackRock Bond Income Division/(a)/..................... 2004     41.87        42.81         0.83
                                                         2003     41.19        41.87            0
                                                         2002     38.80        41.19            0
                                                         2001     37.83        38.80            0

BlackRock Diversified Division/(c)/..................... 2004     33.15        35.19         2.23
                                                         2003     28.54        33.15         2.28
                                                         2002     33.77        28.54       2.2448
                                                         2001     34.71        33.77            0

BlackRock Investment Trust Division/(c)/................ 2004     54.88        59.58         0.11
                                                         2003     43.88        54.88         0.12
                                                         2002     60.58        43.88        .0183
                                                         2001     65.03        60.58            0

BlackRock Large Cap Value Division/(d)/................. 2004     10.48        11.65            0
                                                         2003      7.90        10.48            0
                                                         2002     10.00         7.90            0

BlackRock Strategic Value Division/(c)/................. 2004     15.70        17.72         3.83
                                                         2003     10.70        15.70         4.65
                                                         2002     13.89        10.70       2.6851
                                                         2001     14.15        13.89            0

Davis Venture Value Division/(c)/....................... 2004     26.68        29.33            0
                                                         2003     20.98        26.68            0
                                                         2002     25.61        20.98            0
                                                         2001     26.37        25.61            0

FI International Stock Division/(c)/.................... 2004     10.95        12.67            0
                                                         2003      8.83        10.95            0
                                                         2002     10.92         8.83            0
                                                         2001     11.71        10.92            0

                                                                                   NUMBER OF
                                                        BEGINNING OF              ACCUMULATION
                                                            YEAR     END OF YEAR  UNITS END OF
                                                        ACCUMULATION ACCUMULATION   YEAR (IN
                                                   YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                   ---- ------------ ------------ ------------
FI Mid Cap Opportunities Division/(h)/............ 2004    $13.99       $16.05            0
                                                   2003     10.67        13.99            0
                                                   2002     15.34        10.67            0
                                                   2001     17.85        15.34            0

FI Value Leaders Division/(d)/.................... 2004     22.06        24.56            0
                                                   2003     17.92        22.06            0
                                                   2002     21.83        17.92            0

Franklin Templeton Small Cap Growth Division/(c)/. 2004      8.80         9.59            0
                                                   2003      6.21         8.80            0
                                                   2002      8.77         6.21            0
                                                   2001      9.17         8.77            0

Harris Oakmark Focused Value Division/(c)/........ 2004     29.05        31.26         1.79
                                                   2003     22.58        29.05         2.24
                                                   2002     25.27        22.58       1.3063
                                                   2001     24.48        25.27            0

Harris Oakmark International Division/(d)/........ 2004     11.63        13.76            0
                                                   2003      8.79        11.63            0
                                                   2002     10.90         8.79            0

Harris Oakmark Large Cap Value Division/(c)/...... 2004     11.67        12.73         0.53
                                                   2003      9.53        11.67         2.35
                                                   2002     11.33         9.53        .0856
                                                   2001     11.51        11.33            0

Janus Aggressive Growth Division/(c) (e)/......... 2004      6.68         7.11            0
                                                   2003      5.25         6.68            0
                                                   2002      7.72         5.25            0
                                                   2001      8.86         7.72            0

Lehman Brothers Aggregate Bond Index Division/(c)/ 2004     12.28        12.51        12.87
                                                   2003     12.15        12.28            0
                                                   2002     11.25        12.15            0
                                                   2001     11.05        11.25            0

Loomis Sayles Small Cap Division/(c)/............. 2004     22.12        25.21            0
                                                   2003     16.70        22.12            0
                                                   2002     21.71        16.70            0
                                                   2001     22.22        21.71            0

Lord Abbett Bond Debenture Division/(b)/.......... 2004     11.88        12.60         2.58
                                                   2003     10.21        11.88         1.20
                                                   2002     10.28        10.21       1.1901
                                                   2001     10.56        10.28            0

MET/AIM Mid Cap Core Equity Division/(d)/......... 2004     11.91        13.36            0
                                                   2003      9.63        11.91         0.60
                                                   2002     11.37         9.63            0

Met/AIM Small Cap Growth Division/(d)/............ 2004     11.50        12.01            0
                                                   2003      8.45        11.50            0
                                                   2002     11.20         8.45            0

                                                                             NUMBER OF
                                                  BEGINNING OF              ACCUMULATION
                                                      YEAR     END OF YEAR  UNITS END OF
                                                  ACCUMULATION ACCUMULATION   YEAR (IN
                                             YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                             ---- ------------ ------------ ------------
Met/Putnam Voyager Division/(c) (g)/........ 2004    $ 4.19       $ 4.29            0
                                             2003      3.41         4.19            0
                                             2002      4.89         3.41            0
                                             2001      5.36         4.89            0

Metlife Mid Cap Stock Index Division/(c)/... 2004     11.28        12.81         0.60
                                             2003      8.55        11.28         0.60
                                             2002     10.25         8.55        .0952
                                             2001     10.38        10.25            0

Metlife Stock Index Division/(c)/........... 2004     32.23        34.88         2.45
                                             2003     26.01        32.23         0.22
                                             2002     34.14        26.01        .0310
                                             2001     36.23        34.14            0

MFS Investors Trust Division/(c)/........... 2004      7.62         8.31            0
                                             2003      6.42         7.62            0
                                             2002      8.20         6.42            0
                                             2001      8.63         8.20            0

MFS Research International Division/(c)/.... 2004      9.36        10.97            0
                                             2003      7.24         9.36         3.43
                                             2002      8.34         7.24            0
                                             2001      9.00         8.34            0

Morgan Stanley EAFE Index Division/(c)/..... 2004      9.32        10.91         1.05
                                             2003      6.95         9.32            0
                                             2002      8.49         6.95            0
                                             2001      9.27         8.49            0

Neuberger Berman Mid Cap Value Division/(c)/ 2004     17.54        21.11         0.28
                                             2003     13.17        17.54         0.31
                                             2002     14.79        13.17            0
                                             2001     15.19        14.79            0

Oppenheimer Global Equity Division/(c)/..... 2004     12.49        14.22            0
                                             2003      9.83        12.49            0
                                             2002     11.94         9.83            0
                                             2001     12.68        11.94            0

PIMCO Total Return Division/(c)/............ 2004     11.42        11.76         1.90
                                             2003     11.17        11.42         3.30
                                             2002     10.40        11.17       2.8294
                                             2001     10.23        10.40            0

RCM Global Technology Division/(c)/......... 2004      4.54         4.25         2.40
                                             2003      2.95         4.54         2.40
                                             2002      6.07         2.95        .3955
                                             2001      7.04         6.07            0

Russell 2000 Index Division/(c)/............ 2004     13.12        15.11         0.55
                                             2003      9.20        13.12         0.55
                                             2002     11.80         9.20        .0879
                                             2001     11.88        11.80            0

                                                                                            NUMBER OF
                                                                 BEGINNING OF              ACCUMULATION
                                                                     YEAR     END OF YEAR  UNITS END OF
                                                                 ACCUMULATION ACCUMULATION   YEAR (IN
                                                            YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                            ---- ------------ ------------ ------------
Salomon Brothers Strategic Bond Opportunities Division/(c)/ 2004    $18.07       $18.86        0.72
                                                            2003     16.52        18.07        0.25
                                                            2002     15.38        16.52       .2458
                                                            2001     15.11        15.38           0

Salomon Brothers U.S. Government Division/(c)/............. 2004     14.93        15.05        0.52
                                                            2003     15.11        14.93        0.52
                                                            2002     14.31        15.11       .5155
                                                            2001     14.05        14.31           0

T.Rowe Price Large Cap Growth Division/(c)/................ 2004     10.91        11.74        0.58
                                                            2003      8.55        10.91        0.59
                                                            2002     11.36         8.55       .0944
                                                            2001     11.51        11.36           0

T. Rowe Price Mid-Cap Growth Division/(c)/................. 2004      6.05         7.00           0
                                                            2003      4.52         6.05        5.23
                                                            2002      8.22         4.52           0
                                                            2001      8.62         8.22           0

T. Rowe Price Small Cap Growth Division/(c)/............... 2004     11.65        12.68           0
                                                            2003      8.50        11.65           0
                                                            2002     11.82         8.50           0
                                                            2001     12.03        11.82           0

                                    GROUP I
  L CLASS WITH GREATER OF ANNUAL STEP-UP OR 5% ANNUAL INCREASE DEATH BENEFIT
                       AND EARNINGS PRESERVATION BENEFIT


                                                                                         NUMBER OF
                                                              BEGINNING OF              ACCUMULATION
                                                                  YEAR     END OF YEAR  UNITS END OF
                                                              ACCUMULATION ACCUMULATION   YEAR (IN
                                                         YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                         ---- ------------ ------------ ------------
American Funds Global Small Capitalization Division/(c)/ 2004   $ 15.60      $ 18.44         1.53
                                                         2003     10.44        15.60         0.31
                                                         2002     13.18        10.44            0
                                                         2001     13.53        13.18            0

American Funds Growth Division/(c)/..................... 2004     97.44       107.17         1.56
                                                         2003     74.20        97.44         0.94
                                                         2002    100.35        74.20        .7716
                                                         2001    111.08       100.35            0

American Funds Growth-Income Division/(c)/.............. 2004     75.83        81.83         4.22
                                                         2003     59.65        75.83         1.26
                                                         2002     74.65        59.65        .0565
                                                         2001     77.93        74.65            0

BlackRock Aggressive Growth Division/(c)/............... 2004     30.58        33.76         0.19
                                                         2003     22.54        30.58         0.19
                                                         2002     32.29        22.54            0
                                                         2001     34.33        32.29            0

BlackRock Bond Income Division/(a)/..................... 2004     40.60        41.45         4.67
                                                         2003     40.00        40.60         2.60
                                                         2002     37.74        40.00        .8440
                                                         2001     36.82        37.74            0

BlackRock Diversified Division/(c)/..................... 2004     32.29        34.23         3.19
                                                         2003     27.84        32.29         2.55
                                                         2002     33.00        27.84        .1108
                                                         2001     33.94        33.00            0

BlackRock Investment Trust Division/(c)/................ 2004     53.22        57.68            0
                                                         2003     42.61        53.22            0
                                                         2002     58.92        42.61        .1722
                                                         2001     63.28        58.92            0

BlackRock Large Cap Value Division/(d)/................. 2004     10.46        11.60         2.07
                                                         2003      7.89        10.46            0
                                                         2002     10.00         7.89            0

BlackRock Strategic Value Division/(c)/................. 2004     15.61        17.60         7.28
                                                         2003     10.66        15.61         5.99
                                                         2002     13.86        10.66       4.6094
                                                         2001     14.13        13.86            0

Davis Venture Value Division/(c)/....................... 2004     26.31        28.89         3.41
                                                         2003     20.72        26.31         2.97
                                                         2002     25.34        20.72       2.5885
                                                         2001     26.10        25.34            0

                                                                                   NUMBER OF
                                                        BEGINNING OF              ACCUMULATION
                                                            YEAR     END OF YEAR  UNITS END OF
                                                        ACCUMULATION ACCUMULATION   YEAR (IN
                                                   YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                   ---- ------------ ------------ ------------
FI International Stock Division/(c)/.............. 2004    $10.75       $12.41         6.57
                                                   2003      8.68        10.75         6.69
                                                   2002     10.75         8.68       5.7932
                                                   2001     11.53        10.75            0

FI Mid Cap Opportunities Division/(h)/............ 2004     13.85        15.86         5.09
                                                   2003     10.57        13.85         5.39
                                                   2002     15.23        10.57       4.7026
                                                   2001     17.73        15.23            0

FI Value Leaders Division/(d)/.................... 2004     21.71        24.13            0
                                                   2003     17.66        21.71            0
                                                   2002     21.54        17.66            0

Franklin Templeton Small Cap Growth Division/(c)/. 2004      8.76         9.54         0.95
                                                   2003      6.20         8.76         0.83
                                                   2002      8.76         6.20            0
                                                   2001      9.16         8.76            0

Harris Oakmark Focused Value Division/(c)/........ 2004     28.59        30.72         5.59
                                                   2003     22.26        28.59         4.17
                                                   2002     24.95        22.26       2.2913
                                                   2001     24.18        24.95            0

Harris Oakmark International Division/(d)/........ 2004     11.60        13.70         0.65
                                                   2003      8.77        11.60            0
                                                   2002     10.89         8.77            0

Harris Oakmark Large Cap Value Division/(c)/...... 2004     11.58        12.61         3.67
                                                   2003      9.47        11.58         2.12
                                                   2002     11.28         9.47        .2615
                                                   2001     11.47        11.28            0

Janus Aggressive Growth Division/(c) (e)/......... 2004      6.66         7.07            0
                                                   2003      5.24         6.66            0
                                                   2002      7.72         5.24            0
                                                   2001      8.85         7.72            0

Lehman Brothers Aggregate Bond Index Division/(c)/ 2004     12.18        12.40        20.07
                                                   2003     12.07        12.18        10.87
                                                   2002     11.19        12.07       3.4168
                                                   2001     11.01        11.19            0

Loomis Sayles Small Cap Division/(c)/............. 2004     21.80        24.80         0.21
                                                   2003     16.48        21.80         0.22
                                                   2002     21.46        16.48            0
                                                   2001     21.98        21.46            0

Lord Abbett Bond Debenture Division/(b)/.......... 2004     11.76        12.46         0.90
                                                   2003     10.12        11.76         1.14
                                                   2002     10.20        10.12            0
                                                   2001     10.49        10.20            0

MET/AIM Mid Cap Core Equity Division/(d)/......... 2004     11.87        13.30         1.73
                                                   2003      9.61        11.87         0.85
                                                   2002     11.36         9.61            0

                                                                             NUMBER OF
                                                  BEGINNING OF              ACCUMULATION
                                                      YEAR     END OF YEAR  UNITS END OF
                                                  ACCUMULATION ACCUMULATION   YEAR (IN
                                             YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                             ---- ------------ ------------ ------------
MET/AIM Small Cap Growth Division/(d)/...... 2004    $11.46       $11.96         0.41
                                             2003      8.43        11.46         0.41
                                             2002     11.19         8.43            0

Met/Putnam Voyager Division/(c) (g)/........ 2004      4.17         4.26            0
                                             2003      3.39         4.17            0
                                             2002      4.87         3.39            0
                                             2001      5.35         4.87            0

MetLife Mid Cap Stock Index Division/(c)/... 2004     11.22        12.72         1.50
                                             2003      8.52        11.22         2.02
                                             2002     10.23         8.52            0
                                             2001     10.36        10.23            0

MetLife Stock Index Division/(c)/........... 2004     31.58        34.12         5.54
                                             2003     25.52        31.58         2.52
                                             2002     33.55        25.52        .0568
                                             2001     35.62        33.55            0

MFS Investors Trust Division/(c)/........... 2004      7.56         8.24            0
                                             2003      6.38         7.56            0
                                             2002      8.16         6.38            0
                                             2001      8.61         8.16            0

MFS Research International Division/(c)/.... 2004      9.33        10.93            0
                                             2003      7.22         9.33            0
                                             2002      8.33         7.22            0
                                             2001      8.99         8.33            0

Morgan Stanley EAFE Index Division/(c)/..... 2004      9.24        10.81         8.49
                                             2003      6.90         9.24         7.94
                                             2002      8.45         6.90            0
                                             2001      9.23         8.45            0

Neuberger Berman Mid Cap Value Division/(c)/ 2004     17.40        20.92         2.35
                                             2003     13.09        17.40         0.84
                                             2002     14.79        13.09        .1776
                                             2001     15.13        14.79            0

Oppenheimer Global Equity Division/(c)/..... 2004     12.36        14.06            0
                                             2003      9.74        12.36            0
                                             2002     11.85         9.74            0
                                             2001     12.60        11.85            0

PIMCO Total Return Division/(c)/............ 2004     11.37        11.69        15.15
                                             2003     11.14        11.37        15.81
                                             2002     10.39        11.14       3.0221
                                             2001     10.22        10.39            0

RCM Global Technology Division/(c)/......... 2004      4.52         4.23            0
                                             2003      2.94         4.52            0
                                             2002      6.06         2.94            0
                                             2001      7.03         6.06            0

                                                                                            NUMBER OF
                                                                 BEGINNING OF              ACCUMULATION
                                                                     YEAR     END OF YEAR  UNITS END OF
                                                                 ACCUMULATION ACCUMULATION   YEAR (IN
                                                            YEAR  UNIT VALUE   UNIT VALUE   THOUSANDS)
                                                            ---- ------------ ------------ ------------
Russell 2000 Index Division/(c)/........................... 2004    $13.02       $14.98         4.18
                                                            2003      9.14        13.02         3.38
                                                            2002     11.75         9.14            0
                                                            2001     11.83        11.75            0

Salomon Brothers Strategic Bond Opportunities Division/(c)/ 2004     17.82        18.58         1.28
                                                            2003     16.31        17.82         1.15
                                                            2002     15.22        16.31        .9844
                                                            2001     14.96        15.22            0

Salomon Brothers U.S. Government Division/(c)/............. 2004     14.73        14.82         3.35
                                                            2003     14.93        14.73         3.66
                                                            2002     14.15        14.93       2.2267
                                                            2001     13.91        14.15            0

T. Rowe Price Large Cap Growth Division/(c)/............... 2004     10.82        11.63            0
                                                            2003      8.50        10.82            0
                                                            2002     11.30         8.50            0
                                                            2001     11.47        11.30            0

T. Rowe Price Mid-Cap Growth Division/(c)/................. 2004      6.02         6.96         1.68
                                                            2003      4.50         6.02            0
                                                            2002      8.21         4.50        .0646
                                                            2001      8.62         8.21            0

T. Rowe Price Small Cap Growth Division/(c)/............... 2004     11.53        12.53         6.66
                                                            2003      8.42        11.53         7.07
                                                            2002     11.74         8.42       6.1067
                                                            2001     11.95        11.74            0

                                    GROUP I


                          BLACKROCK MONEY MARKET (F)



                                                                                          NUMBER OF
                                                                                      ACCUMULATION UNITS
                                                                                       END OF YEAR (IN
                                                           BEGINNING OF                   THOUSANDS)
                                                               YEAR     END OF YEAR  --------------------
                                                           ACCUMULATION ACCUMULATION   GMIB       GMIB
                                                      YEAR  UNIT VALUE   UNIT VALUE  VERSION I VERSION II
                                                      ---- ------------ ------------ --------- ----------
B Class, Basic Death Benefit and Guaranteed
Minimum Income Benefit............................... 2004    $23.19       $23.09     182.17        0
                                                      2003     23.33        23.19      17.93       --
B Class, Earnings Preservation Benefit and Guaranteed
Minimum Income Benefit............................... 2004     22.04        21.88          0        0
                                                      2003     22.23        22.04          0       --
B Class, Annual Step-Up Death Benefit and
Guaranteed Minimum Income Benefit.................... 2004     22.26        22.12      48.96        0
                                                      2003     22.44        22.26       5.08       --
B Class, Annual Step-Up Death Benefit, Earnings
Preservation Benefit and Guaranteed Minimum Income
Benefit.............................................. 2004     21.16        20.97          0        0
                                                      2003     21.38        21.16          0       --
B Class, Greater of Annual Step-up or 5% Annual
Increase Death Benefit and Guaranteed Minimum
Income Benefit....................................... 2004     21.59        21.42       0.04        0
                                                      2003     21.80        21.59          0       --
B Class, Greater of Annual Step-up or 5% Annual
Increase Death Benefit, Earnings Preservation Benefit
and Guaranteed Minimum Income Benefit................ 2004     20.52        20.31          0        0
                                                      2003     20.77        20.52          0       --
Bonus Class, Basic Death Benefit and Guaranteed
Minimum Income Benefit............................... 2004     21.16        20.97      73.20        0
                                                      2003     21.38        21.16      22.68       --
Bonus Class, Earnings Preservation Benefit and
Guaranteed Minimum Income Benefit.................... 2004     20.11        19.88          0        0
                                                      2003     20.37         0.11          0       --
Bonus Class, Annual Step-Up Death Benefit and
Guaranteed Minimum Income Benefit.................... 2004     20.31        20.09       6.73        0
                                                      2003     20.57        20.31      11.31       --
Bonua Class, Annual Step-Up Death Benefit, Earnings
Preservation Benefit and Guaranteed Minimum Income
Benefit.............................................. 2004     19.31        19.05          0        0
                                                      2003     19.60        19.31          0       --
Bonus Class, Greater of Annual Step-up or 5% Annual
Increase Death Benefit and Guaranteed Minimum
Income Benefit....................................... 2004     19.70        19.46          0        0
                                                      2003     19.98         9.70          0       --
Bonus Class, Greater of Annual Step-up or 5% Annual
Increase Death Benefit, Earnings Preservation Benefit
and Guaranteed Minimum Income Benefit................ 2004     18.73        18.45       0.08        0
                                                      2003     19.04        18.73       0.08       --
L Class, Basic Death Benefit and Guaranteed
Minimum Income Benefit............................... 2004     22.04        21.88       5.23        0
                                                      2003     22.23        22.04          0       --

                                                                                          NUMBER OF
                                                                                      ACCUMULATION UNITS
                                                                                       END OF YEAR (IN
                                                           BEGINNING OF                   THOUSANDS)
                                                               YEAR     END OF YEAR  --------------------
                                                           ACCUMULATION ACCUMULATION   GMIB       GMIB
                                                      YEAR  UNIT VALUE   UNIT VALUE  VERSION I VERSION II
                                                      ---- ------------ ------------ --------- ----------
L Class, Earnings Preservation Benefit and Guaranteed
Minimum Income Benefit............................... 2004    $20.94       $20.75        0          0
                                                      2003     21.18        20.94        0         --

L Class, Annual Step-Up Death Benefit and
Guaranteed Minimum Income Benefit.................... 2004     21.16        20.97        0          0
                                                      2003     21.38        21.16        0         --

L Class, Annual Step-Up Death Benefit, Earnings
Preservation Benefit and Guaranteed Minimum Income
Benefit.............................................. 2004     20.11        19.88        0          0
                                                      2003     20.37        20.11        0         --

L Class, Greater of Annual Step-up or 5% Annual
Increase Death Benefit and Guaranteed Minimum
Income Benefit....................................... 2004     20.52        20.31        0          0
                                                      2003     20.77        20.52        0         --

L Class, Greater of Annual Step-up or 5% Annual
Increase Death Benefit, Earnings Preservation Benefit
and Guaranteed Minimum Income Benefit................ 2004     19.50        19.25        0          0
                                                      2003     19.79        19.50        0         --

--------

/(a)/ The assets of the State Street Research Income Division merged into this
      Division on April 29, 2002. Accumulation unit values prior to April 29, 2002 are those of State Street Research Income Division.



/(b)/ The assets of the Loomis Sayles High Yield Bond Division merged into the
      Lord Abbett Bond Debenture Division on April 29, 2002. Accumulation unit values prior to April 29, 2002 are those of Loomis Sayles High Yield Bond Division.



/(c)/ Inception date: August 3, 2001.



/(d)/ Inception date: May 1, 2002.



/(e)/ The assets of the Janus Growth Division merged into the Janus Aggressive
      Growth Division on April 28, 2003. Accumulation unit values prior to April 28, 2003 are those of the Janus Growth Division.



/(f)/ Inception date: May 1, 2003



/(g)/ The assets in this investment division merged into the Jennison Growth
      Division prior to the opening of business on May 2, 2005. This investment division is no longer available under the Deferred Annuity.



/(h)/ This division merged into the Janus Mid Cap Division prior to the opening of business on May 3, 2004 and was renamed FI Mid Cap Opportunities. The investment division with the name FI Mid Cap Opportunities on April 30, 2004 ceased to exist. The accumulation unit value history presented here is of the Janus Mid Cap Division.

                                   GROUP II


                  B CLASS WITH EARNINGS PRESERVATION BENEFIT



                                                                                     NUMBER OF
                                                        INCEPTION DATE              ACCUMULATION
                                                         MAY 1, 2004   END OF YEAR  UNITS END OF
                                                         ACCUMULATION  ACCUMULATION   YEAR (IN
               INVESTMENT DIVISION                 YEAR   UNIT VALUE    UNIT VALUE   THOUSANDS)
               -------------------                 ---- -------------- ------------ ------------
BlackRock Aggressive Growth....................... 2004     $33.03        $36.59        0.29
BlackRock Bond Income............................. 2004      42.41         43.90        2.73
BlackRock Diversified............................. 2004      34.70         37.42        2.16
BlackRock Investment Trust........................ 2004      58.27         64.26        0.17
BlackRock Large Cap Value......................... 2004      10.66         11.76        3.54
BlackRock Legacy Large Cap Growth................. 2004      22.97         25.15        0.93
BlackRock Strategic Value......................... 2004      16.04         18.04        7.80
Davis Venture Value............................... 2004      28.30         30.43        3.18
FI International Stock............................ 2004      11.66         13.31        0.36
FI Mid Cap Opportunities.......................... 2004      14.55         16.36        2.60
FI Value Leaders.................................. 2004      22.76         25.65        2.30
Franklin Templeton Small Cap Growth............... 2004       8.78          9.71        3.44
Harris Oakmark Focused Value...................... 2004      29.79         32.30        1.76
Harris Oakmark International...................... 2004      12.00         13.92        4.82
Harris Oakmark Large Cap Value.................... 2004      12.06         13.01       12.72
Janus Aggressive Growth........................... 2004       6.58          7.15        0.44
Lehman Brothers(R) Aggregate Bond Index........... 2004      12.34         12.69       37.85
Loomis Sayles Small Cap........................... 2004      23.18         26.25        0.71
Lord Abbett Bond Debenture........................ 2004      15.82         16.85        2.47
Met/AIM Mid Cap Core Equity....................... 2004      12.53         13.52        1.42
Met/AIM Small Cap Growth.......................... 2004      11.33         12.13        0.15
Met/Putnam Voyager/(g)/........................... 2004       4.20          4.39        1.75
MetLife Mid Cap Stock Index....................... 2004      11.60         12.99        6.84
MetLife Stock Index............................... 2004      33.44         36.21       24.86
MFS Research International........................ 2004       9.71         11.14        0.58
MFS Total Return.................................. 2004      36.14         39.27        0.20
Morgan Stanley EAFE(R) Index...................... 2004       9.51         11.05       24.02
Neuberger Berman Mid Cap Value.................... 2004      18.45         21.51        6.57
Neuberger Berman Real Estate...................... 2004       9.99         12.82       18.76
Oppenheimer Global Equity......................... 2004      12.66         14.59        3.25
PIMCO Total Return................................ 2004      11.62         12.04        7.83
RCM Global Technology............................. 2004       4.15          4.32        4.64
Russell 2000(R) Index............................. 2004      13.39         15.32        6.02
Salomon Brothers Strategic Bond Opportunities..... 2004      18.48         19.57        3.58
Salomon Brothers US Government.................... 2004      15.27         15.62        9.75
T. RowePrice Large Cap............................ 2004      11.10         12.02        3.06
T.Rowe Price Mid-Cap Growth....................... 2004       6.25          7.08        3.35
T. RowePrice Small Cap............................ 2004      12.29         13.09        1.25

                                   GROUP II


                   B CLASS WITH ANNUAL STEP-UP DEATH BENEFIT



                                                                                     NUMBER OF
                                                        INCEPTION DATE              ACCUMULATION
                                                         MAY 1, 2004   END OF YEAR  UNITS END OF
                                                         ACCUMULATION  ACCUMULATION   YEAR (IN
               INVESTMENT DIVISION                 YEAR   UNIT VALUE    UNIT VALUE   THOUSANDS)
               -------------------                 ---- -------------- ------------ ------------
BlackRock Aggressive Growth....................... 2004     $33.29        $36.90         5.43
BlackRock Bond Income............................. 2004      42.85         44.37        34.42
BlackRock Diversified............................. 2004      35.01         37.76        28.31
BlackRock Investment Trust........................ 2004      58.88         64.96         9.10
BlackRock Large Cap Value......................... 2004      10.68         11.77        40.86
BlackRock Legacy Large Cap Growth................. 2004      23.08         25.28        13.74
BlackRock Strategic Value......................... 2004      16.08         18.08       107.74
Davis Venture Value............................... 2004      28.43         30.59        49.03
FI International Stock............................ 2004      11.74         13.41        15.90
FI Mid Cap Opportunities.......................... 2004      14.60         16.43        24.58
FI Value Leaders.................................. 2004      22.88         25.80         6.33
Franklin Templeton Small Cap Growth............... 2004       8.79          9.73        25.52
Harris Oakmark Focused Value...................... 2004      29.95         32.49        40.14
Harris Oakmark International...................... 2004      12.01         13.94        46.62
Harris Oakmark Large Cap Value.................... 2004      12.10         13.05       161.94
Janus Aggressive Growth........................... 2004       6.59          7.16         2.65
Lehman Brothers(R) Aggregate Bond Index........... 2004      12.37         12.73       311.51
Loomis Sayles Small Cap........................... 2004      23.30         26.39         7.49
Lord Abbett Bond Debenture........................ 2004      15.88         16.92        59.02
Met/AIM Mid Cap Core Equity....................... 2004      12.54         13.54        19.44
Met/AIM Small Cap Growth.......................... 2004      11.34         12.15         9.06
Met/Putnam Voyager/(g)/........................... 2004       4.21          4.40        11.52
MetLife Mid Cap Stock Index....................... 2004      11.63         13.02        62.90
MetLife Stock Index............................... 2004      33.67         36.47       140.85
MFS Investors Trust............................... 2004       7.67          8.50         3.37
MFS Research International........................ 2004       9.73         11.16         7.83
MFS Total Return.................................. 2004      36.45         39.62        17.02
Morgan Stanley EAFE(R) Index...................... 2004       9.53         11.08       124.30
Neuberger Berman Mid Cap Value.................... 2004      18.50         21.58        89.00
Neuberger Berman Real Estate...................... 2004       9.99         12.82       246.54
Oppenheimer Global Equity......................... 2004      12.70         14.65        14.89
PIMCO Total Return................................ 2004      11.64         12.06       198.58
RCM Global Technology............................. 2004       4.16          4.33        27.11
Russell 2000(R) Index............................. 2004      13.43         15.37        48.84
Salomon Brothers Strategic Bond Opportunities..... 2004      18.56         19.67        63.10
Salomon Brothers US Government.................... 2004      15.34         15.70        89.41
T. Rowe Price Mid-Cap Growth...................... 2004       6.26          7.10        55.76
T. RowePrice Large Cap............................ 2004      11.13         12.06        50.76
T. RowePrice Small Cap............................ 2004      12.33         13.14        17.47

                                   GROUP II


  B CLASS WITH GREATER OF ANNUAL STEP-UP OR 5% ANNUAL INCREASE DEATH BENEFIT



                                                                                     NUMBER OF
                                                        INCEPTION DATE              ACCUMULATION
                                                         MAY 1, 2004   END OF YEAR  UNITS END OF
                                                         ACCUMULATION  ACCUMULATION   YEAR (IN
               INVESTMENT DIVISION                 YEAR   UNIT VALUE    UNIT VALUE   THOUSANDS)
               -------------------                 ---- -------------- ------------ ------------
BlackRock Aggressive Growth....................... 2004     $32.50        $35.99         4.49
BlackRock Bond Income............................. 2004      41.54         42.98        17.63
BlackRock Diversified............................. 2004      34.09         36.73        13.67
BlackRock Investment Trust........................ 2004      57.07         62.89         1.97
BlackRock Large Cap Value......................... 2004      10.64         11.73        28.68
BlackRock Legacy Large Cap Growth................. 2004      22.75         24.90         9.41
BlackRock Strategic Value......................... 2004      15.98         17.96        48.30
Davis Venture Value............................... 2004      28.03         30.13        29.14
FI International Stock............................ 2004      11.51         13.13        19.69
FI Mid Cap Opportunities.......................... 2004      14.44         16.24        11.46
FI Value Leaders.................................. 2004      22.51         25.35         5.68
Franklin Templeton Small Cap Growth............... 2004       8.75          9.68         8.21
Harris Oakmark Focused Value...................... 2004      29.46         31.93        30.16
Harris Oakmark International...................... 2004      11.97         13.87        22.64
Harris Oakmark Large Cap Value.................... 2004      12.00         12.93        67.85
Janus Aggressive Growth........................... 2004       6.56          7.12         1.61
Lehman Brothers(R) Aggregate Bond Index........... 2004      12.27         12.61       183.26
Loomis Sayles Small Cap........................... 2004      22.95         25.97         3.21
Lord Abbett Bond Debenture........................ 2004      15.69         16.70        32.09
Met/AIM Mid Cap Core Equity....................... 2004      12.49         13.47         4.70
Met/AIM Small Cap Growth.......................... 2004      11.30         12.09         1.61
Met/Putnam Voyager/(g)/........................... 2004       4.19          4.37         2.25
MetLife Mid Cap Stock Index....................... 2004      11.56         12.93        37.52
MetLife Stock Index............................... 2004      32.97         35.68        81.42
MFS Investors Trust............................... 2004       7.61          8.42         0.90
MFS Research International........................ 2004       9.68         11.10         5.55
MFS Total Return.................................. 2004      35.53         38.58         3.76
Morgan Stanley EAFE(R) Index...................... 2004       9.45         10.98        58.83
Neuberger Berman Mid Cap Value.................... 2004      18.35         21.38        47.25
Neuberger Berman Real Estate...................... 2004       9.99         12.81       108.90
Oppenheimer Global Equity......................... 2004      12.57         14.48         4.53
PIMCO Total Return................................ 2004      11.59         11.99       102.94
RCM Global Technology............................. 2004       4.14          4.30        45.23
Russell 2000(R) Index............................. 2004      13.32         15.23        25.68
Salomon Brothers Strategic Bond Opportunities..... 2004      18.30         19.38        26.50
Salomon Brothers US Government.................... 2004      15.13         15.47        54.27
T. Rowe Price Mid-Cap Growth...................... 2004       6.23          7.06        25.14
T. RowePrice Large Cap............................ 2004      11.04         11.95        24.09
T. RowePrice Small Cap............................ 2004      12.20         12.99         7.45

                                   GROUP II


  B CLASS WITH ANNUAL STEP-UP DEATH BENEFIT AND EARNINGS PRESERVATION BENEFIT



                                                                                NUMBER OF
                                                   INCEPTION DATE              ACCUMULATION
                                                    MAY 1, 2004   END OF YEAR  UNITS END OF
                                                    ACCUMULATION  ACCUMULATION   YEAR (IN
             INVESTMENT DIVISION              YEAR   UNIT VALUE    UNIT VALUE   THOUSANDS)
             -------------------              ---- -------------- ------------ ------------
BlackRock Aggressive Growth.................. 2004     $31.99        $35.39        0.43
BlackRock Bond Income........................ 2004      40.69         42.07        2.39
BlackRock Diversified........................ 2004      33.49         36.06        2.99
BlackRock Investment Trust................... 2004      55.89         61.55        0.42
BlackRock Large Cap Value.................... 2004      10.62         11.70        0.97
BlackRock Legacy Large Cap Growth............ 2004      22.54         24.65        0.16
BlackRock Strategic Value.................... 2004      15.92         17.88        9.03
Davis Venture Value.......................... 2004      27.76         29.82        2.37
FI International Stock....................... 2004      11.36         12.95        1.11
FI Mid Cap Opportunities..................... 2004      14.34         16.11        6.75
FI Value Leaders............................. 2004      22.26         25.06        0.09
Franklin Templeton Small Cap Growth.......... 2004       8.73          9.64        1.52
Harris Oakmark Focused Value................. 2004      29.14         31.56        4.70
Harris Oakmark International................. 2004      11.94         13.83        2.91
Harris Oakmark Large Cap Value............... 2004      11.93         12.85       11.78
Janus Aggressive Growth...................... 2004       6.54          7.09        1.67
Lehman Brothers(R) Aggregate Bond Index...... 2004      12.20         12.54       18.02
Loomis Sayles Small Cap...................... 2004      22.72         25.69        0.39
Lord Abbett Bond Debenture................... 2004      15.57         16.56        2.05
Met/AIM Mid Cap Core Equity.................. 2004      12.46         13.43        0.76
Met/AIM Small Cap Growth..................... 2004      11.27         12.05        0.46
Met/Putnam Voyager/(g)/...................... 2004       4.17          4.35        2.00
MetLife Mid Cap Stock Index.................. 2004      11.52         12.87        3.64
MetLife Stock Index.......................... 2004      32.51         35.16       11.84
MFS Investors Trust.......................... 2004       7.57          8.38        0.69
MFS Research International................... 2004       9.65         11.06        1.66
MFS Total Return............................. 2004      34.93         37.91        0.58
Morgan Stanley EAFE(R) Index................. 2004       9.40         10.91       15.64
Neuberger Berman Mid Cap Value............... 2004      18.25         21.25        6.24
Neuberger Berman Real Estate................. 2004       9.99         12.80       32.39
Oppenheimer Global Equity.................... 2004      12.48         14.36        0.59
PIMCO Total Return........................... 2004      11.55         11.95       19.20
RCM Global Technology........................ 2004       4.12          4.29        2.38
Russell 2000(R) Index........................ 2004      13.25         15.14        5.19
Salomon Brothers Strategic Bond Opportunities 2004      18.13         19.18        1.48
Salomon Brothers US Government............... 2004      14.98         15.31        3.22
T. RowePrice Large Cap....................... 2004      10.98         11.87        0.34
T.Rowe Price Mid-Cap Growth.................. 2004       6.21          7.03        2.87
T. RowePrice Small Cap....................... 2004      12.11         12.89        1.35

                                   GROUP II


  B CLASS WITH GREATER OF ANNUAL STEP-UP OR 5% ANNUAL INCREASE DEATH BENEFIT


                       AND EARNINGS PRESERVATION BENEFIT



                                                                                NUMBER OF
                                                   INCEPTION DATE              ACCUMULATION
                                                    MAY 1, 2004   END OF YEAR  UNITS END OF
                                                    ACCUMULATION  ACCUMULATION   YEAR (IN
             INVESTMENT DIVISION              YEAR   UNIT VALUE    UNIT VALUE   THOUSANDS)
             -------------------              ---- -------------- ------------ ------------
BlackRock Aggressive Growth.................. 2004     $31.23        $34.52        1.09
BlackRock Bond Income........................ 2004      39.44         40.74        6.68
BlackRock Diversified........................ 2004      32.60         35.07       10.02
BlackRock Investment Trust................... 2004      54.17         59.59        1.54
BlackRock Large Cap Value.................... 2004      10.59         11.65        5.13
BlackRock Legacy Large Cap Growth............ 2004      22.22         24.27        9.50
BlackRock Strategic Value.................... 2004      15.83         17.76       31.15
Davis Venture Value.......................... 2004      27.37         29.37       16.35
FI International Stock....................... 2004      11.14         12.69        2.24
FI Mid Cap Opportunities..................... 2004      14.19         15.92        2.38
FI Value Leaders............................. 2004      21.89         24.62        2.26
Franklin Templeton Small Cap Growth.......... 2004       8.69          9.59        0.90
Harris Oakmark Focused Value................. 2004      28.66         31.01        8.08
Harris Oakmark International................. 2004      11.89         13.76       12.67
Harris Oakmark Large Cap Value............... 2004      11.83         12.73       17.51
Janus Aggressive Growth...................... 2004       6.51          7.05        1.55
Lehman Brothers(R) Aggregate Bond Index...... 2004      12.10         12.42       66.89
Loomis Sayles Small Cap...................... 2004      22.38         25.29        1.38
Lord Abbett Bond Debenture................... 2004      15.38         16.34        6.70
Met/AIM Mid Cap Core Equity.................. 2004      12.41         13.37        0.84
Met/AIM Small Cap Growth..................... 2004      11.23         12.00        1.44
Met/Putnam Voyager/(g)/...................... 2004       4.15          4.31        0.17
MetLife Mid Cap Stock Index.................. 2004      11.45         12.79       27.68
MetLife Stock Index.......................... 2004      31.84         34.39       44.60
MFS Investors Trust.......................... 2004       7.51          8.31        0.88
MFS Research International................... 2004       9.60         10.99        1.16
MFS Total Return............................. 2004      34.05         36.91        1.49
Morgan Stanley EAFE(R) Index................. 2004       9.33         10.81       33.45
Neuberger Berman Mid Cap Value............... 2004      18.10         21.06       14.51
Neuberger Berman Real Estate................. 2004       9.99         12.79       33.81
Oppenheimer Global Equity.................... 2004      12.34         14.20        2.75
PIMCO Total Return........................... 2004      11.49         11.88       28.54
RCM Global Technology........................ 2004       4.10          4.26       41.45
Russell 2000(R) Index........................ 2004      13.14         15.00       10.20
Salomon Brothers Strategic Bond Opportunities 2004      17.87         18.89        8.37
Salomon Brothers US Government............... 2004      14.77         15.08       17.07
T. RowePrice Large Cap....................... 2004      10.89         11.77       10.01
T.Rowe Price Mid-Cap Growth.................. 2004       6.18          6.99        3.60
T. RowePrice Small Cap....................... 2004      11.98         12.74        2.95

                                   GROUP II


                     BONUS CLASS WITH BASIC DEATH BENEFIT



                                                                                     NUMBER OF
                                                        INCEPTION DATE              ACCUMULATION
                                                         MAY 1, 2004   END OF YEAR  UNITS END OF
                                                         ACCUMULATION  ACCUMULATION   YEAR (IN
               INVESTMENT DIVISION                 YEAR   UNIT VALUE    UNIT VALUE   THOUSANDS)
               -------------------                 ---- -------------- ------------ ------------
BlackRock Aggressive Growth....................... 2004     $31.99        $35.39         5.45
BlackRock Bond Income............................. 2004      40.69         42.07        61.40
BlackRock Diversified............................. 2004      33.49         36.06        52.28
BlackRock Investment Trust........................ 2004      55.89         61.55         9.86
BlackRock Large Cap Value......................... 2004      10.62         11.70        57.97
BlackRock Legacy Large Cap Growth................. 2004      22.54         24.65         7.62
BlackRock Strategic Value......................... 2004      15.92         17.88       182.86
Davis Venture Value............................... 2004      27.76         29.82       101.56
FI International Stock............................ 2004      11.36         12.95        32.85
FI Mid Cap Opportunities.......................... 2004      14.34         16.11        43.17
FI Value Leaders.................................. 2004      22.26         25.06        10.78
Franklin Templeton Small Cap Growth............... 2004       8.73          9.64        24.43
Harris Oakmark Focused Value...................... 2004      29.14         31.56        72.99
Harris Oakmark International...................... 2004      11.94         13.83        67.80
Harris Oakmark Large Cap Value.................... 2004      11.93         12.85       178.28
Janus Aggressive Growth........................... 2004       6.54          7.09         3.64
Lehman Brothers(R) Aggregate Bond Index........... 2004      12.20         12.54       398.15
Loomis Sayles Small Cap........................... 2004      22.72         25.69         6.14
Lord Abbett Bond Debenture........................ 2004      15.57         16.56        65.70
Met/AIM Mid Cap Core Equity....................... 2004      12.46         13.43        23.70
Met/AIM Small Cap Growth.......................... 2004      11.27         12.05        12.13
Met/Putnam Voyager/(g)/........................... 2004       4.17          4.35         3.81
MetLife Mid Cap Stock Index....................... 2004      11.52         12.87        98.58
MetLife Stock Index............................... 2004      32.51         35.16       192.70
MFS Investors Trust............................... 2004       7.57          8.38         5.48
MFS Research International........................ 2004       9.65         11.06        11.06
MFS Total Return.................................. 2004      34.93         37.91        28.61
Morgan Stanley EAFE(R) Index...................... 2004       9.40         10.91       140.46
Neuberger Berman Mid Cap Value.................... 2004      18.25         21.25       141.00
Neuberger Berman Real Estate...................... 2004       9.99         12.80       325.06
Oppenheimer Global Equity......................... 2004      12.48         14.36        14.32
PIMCO Total Return................................ 2004      11.55         11.95       317.35
RCM Global Technology............................. 2004       4.12          4.29        51.27
Russell 2000(R) Index............................. 2004      13.25         15.14        69.05
Salomon Brothers Strategic Bond Opportunities..... 2004      18.13         19.18        93.38
Salomon Brothers US Government.................... 2004      14.98         15.31       116.28
T.Rowe Price Large Cap............................ 2004      10.98         11.87        65.52
T.Rowe Price Mid-Cap Growth....................... 2004       6.21          7.03        48.84
T. Rowe Price Small Cap........................... 2004      12.11         12.89        45.73

                                   GROUP II


                BONUS CLASS WITH EARNINGS PRESERVATION BENEFIT



                                                                                     NUMBER OF
                                                        INCEPTION DATE              ACCUMULATION
                                                         MAY 1, 2004   END OF YEAR  UNITS END OF
                                                         ACCUMULATION  ACCUMULATION   YEAR (IN
               INVESTMENT DIVISION                 YEAR   UNIT VALUE    UNIT VALUE   THOUSANDS)
               -------------------                 ---- -------------- ------------ ------------
BlackRock Aggressive Growth....................... 2004     $30.73        $33.95        0.00
BlackRock Bond Income............................. 2004      38.63         39.88        0.12
BlackRock Diversified............................. 2004      32.03         34.43        1.29
BlackRock Investment Trust........................ 2004      53.05         58.32        0.00
BlackRock Large Cap Value......................... 2004      10.57         11.62        0.00
BlackRock Legacy Large Cap Growth................. 2004      22.01         24.03        1.11
BlackRock Strategic Value......................... 2004      15.77         17.68        1.48
Davis Venture Value............................... 2004      27.11         29.07        0.35
FI International Stock............................ 2004      11.00         12.52        0.05
FI Mid Cap Opportunities.......................... 2004      14.08         15.80        0.00
FI Value Leaders.................................. 2004      21.65         24.34        0.23
Franklin Templeton Small Cap Growth............... 2004       8.66          9.56        0.00
Harris Oakmark Focused Value...................... 2004      28.35         30.65        0.56
Harris Oakmark International...................... 2004      11.86         13.72        0.00
Harris Oakmark Large Cap Value.................... 2004      11.77         12.65        0.28
Janus Aggressive Growth........................... 2004       6.48          7.02        0.36
Lehman Brothers(R) Aggregate Bond Index........... 2004      12.03         12.35       24.06
Loomis Sayles Small Cap........................... 2004      22.16         25.02        0.00
Lord Abbett Bond Debenture........................ 2004      15.26         16.20        0.49
Met/AIM Mid Cap Core Equity....................... 2004      12.38         13.32        0.44
Met/AIM Small Cap Growth.......................... 2004      11.20         11.96        0.00
Met/Putnam Voyager/(g)/........................... 2004       4.13          4.29        0.00
MetLife Mid Cap Stock Index....................... 2004      11.41         12.73        3.07
MetLife Stock Index............................... 2004      31.39         33.89       12.18
MFS Investors Trust............................... 2004       7.48          8.26        0.00
MFS Research International........................ 2004       9.57         10.95        0.48
MFS Total Return.................................. 2004      33.48         36.27        0.54
Morgan Stanley EAFE(R) Index...................... 2004       9.27         10.75        9.28
Neuberger Berman Mid Cap Value.................... 2004      18.00         20.93        0.02
Neuberger Berman Real Estate...................... 2004       9.99         12.78        3.04
Oppenheimer Global Equity......................... 2004      12.25         14.09        0.00
PIMCO Total Return................................ 2004      11.46         11.83        1.15
RCM Global Technology............................. 2004       4.09          4.24        1.12
Russell 2000(R) Index............................. 2004      13.07         14.91        0.00
Salomon Brothers Strategic Bond Opportunities..... 2004      17.70         18.70        0.42
Salomon Brothers US Government.................... 2004      14.63         14.92        0.66
T. RowePrice Large Cap............................ 2004      10.83         11.69        0.36
T.Rowe Price Mid-Cap Growth....................... 2004       6.16          6.96        0.56
T. RowePrice Small Cap............................ 2004      11.90         12.64        0.27

                                   GROUP II


                 BONUS CLASS WITH ANNUAL STEP-UP DEATH BENEFIT



                                                                                     NUMBER OF
                                                        INCEPTION DATE              ACCUMULATION
                                                         MAY 1, 2004   END OF YEAR  UNITS END OF
                                                         ACCUMULATION  ACCUMULATION   YEAR (IN
               INVESTMENT DIVISION                 YEAR   UNIT VALUE    UNIT VALUE   THOUSANDS)
               -------------------                 ---- -------------- ------------ ------------
BlackRock Aggressive Growth....................... 2004     $30.98        $34.23        0.37
BlackRock Bond Income............................. 2004      39.04         40.31        3.57
BlackRock Diversified............................. 2004      32.31         34.75        9.36
BlackRock Investment Trust........................ 2004      53.61         58.96        0.63
BlackRock Large Cap Value......................... 2004      10.58         11.63        9.72
BlackRock Legacy Large Cap Growth................. 2004      22.11         24.15        3.38
BlackRock Strategic Value......................... 2004      15.80         17.72       35.34
Davis Venture Value............................... 2004      27.24         29.22       10.46
FI International Stock............................ 2004      11.07         12.60        6.33
FI Mid Cap Opportunities.......................... 2004      14.13         15.86        3.39
FI Value Leaders.................................. 2004      21.77         24.48        5.02
Franklin Templeton Small Cap Growth............... 2004       8.67          9.57        3.55
Harris Oakmark Focused Value...................... 2004      28.50         30.83       12.55
Harris Oakmark International...................... 2004      11.88         13.74        5.91
Harris Oakmark Large Cap Value.................... 2004      11.80         12.69       51.53
Janus Aggressive Growth........................... 2004       6.49          7.04        1.73
Lehman Brothers(R) Aggregate Bond Index........... 2004      12.07         12.38       88.63
Loomis Sayles Small Cap........................... 2004      22.27         25.15        0.52
Lord Abbett Bond Debenture........................ 2004      15.32         16.27       21.76
Met/AIM Mid Cap Core Equity....................... 2004      12.40         13.34        7.93
Met/AIM Small Cap Growth.......................... 2004      11.21         11.98        2.08
Met/Putnam Voyager/(g)/........................... 2004       4.14          4.30        6.44
MetLife Mid Cap Stock Index....................... 2004      11.43         12.76       34.73
MetLife Stock Index............................... 2004      31.61         34.14       47.11
MFS Investors Trust............................... 2004       7.49          8.28        1.84
MFS Research International........................ 2004       9.59         10.97        4.42
MFS Total Return.................................. 2004      33.76         36.59        2.51
Morgan Stanley EAFE(R) Index...................... 2004       9.30         10.78       32.34
Neuberger Berman Mid Cap Value.................... 2004      18.05         20.99       24.05
Neuberger Berman Real Estate...................... 2004       9.99         12.79       62.45
Oppenheimer Global Equity......................... 2004      12.30         14.14        6.10
PIMCO Total Return................................ 2004      11.47         11.85       59.03
RCM Global Technology............................. 2004       4.10          4.25       10.38
Russell 2000(R) Index............................. 2004      13.10         14.95       15.95
Salomon Brothers Strategic Bond Opportunities..... 2004      17.79         18.79        8.46
Salomon Brothers US Government.................... 2004      14.70         15.00       40.76
T. Rowe Price Large Cap........................... 2004      10.86         11.73       25.95
T. Rowe Price Mid-Cap Growth...................... 2004       6.17          6.97        6.60
T. RowePrice Small Cap............................ 2004      11.94         12.69        9.03

                                   GROUP II


BONUS CLASS WITH GREATER OF ANNUAL STEP-UP OR 5% ANNUAL INCREASE DEATH BENEFIT



                                                                                NUMBER OF
                                                   INCEPTION DATE              ACCUMULATION
                                                    MAY 1, 2004   END OF YEAR  UNITS END OF
                                                    ACCUMULATION  ACCUMULATION   YEAR (IN
             INVESTMENT DIVISION              YEAR   UNIT VALUE    UNIT VALUE   THOUSANDS)
             -------------------              ---- -------------- ------------ ------------
BlackRock Aggressive Growth.................. 2004     $30.24        $33.39        0.39
BlackRock Bond Income........................ 2004      37.84         39.04        3.84
BlackRock Diversified........................ 2004      31.46         33.80        7.77
BlackRock Investment Trust................... 2004      51.95         57.08        0.58
BlackRock Large Cap Value.................... 2004      10.55         11.59        8.74
BlackRock Legacy Large Cap Growth............ 2004      21.80         23.78        2.20
BlackRock Strategic Value.................... 2004      15.71         17.60       11.12
Davis Venture Value.......................... 2004      26.85         28.78        2.89
FI International Stock....................... 2004      10.86         12.35        2.14
FI Mid Cap Opportunities..................... 2004      13.98         15.67        0.69
FI Value Leaders............................. 2004      21.42         24.05        0.00
Franklin Templeton Small Cap Growth.......... 2004       8.64          9.52        4.19
Harris Oakmark Focused Value................. 2004      28.04         30.29        3.51
Harris Oakmark International................. 2004      11.83         13.67        3.49
Harris Oakmark Large Cap Value............... 2004      11.70         12.58       12.95
Janus Aggressive Growth...................... 2004       6.46          6.99        2.08
Lehman Brothers(R) Aggregate Bond Index...... 2004      11.97         12.27       75.80
Loomis Sayles Small Cap...................... 2004      21.94         24.75        0.85
Lord Abbett Bond Debenture................... 2004      15.14         16.06        4.55
Met/AIM Mid Cap Core Equity.................. 2004      12.35         13.28        1.11
Met/AIM Small Cap Growth..................... 2004      11.17         11.92        1.21
Met/Putnam Voyager/(g)/...................... 2004       4.11          4.27        0.00
MetLife Mid Cap Stock Index.................. 2004      11.36         12.67       12.32
MetLife Stock Index.......................... 2004      30.96         33.40       32.46
MFS Investors Trust.......................... 2004       7.44          8.21        1.57
MFS Research International................... 2004       9.54         10.91        1.07
MFS Total Return............................. 2004      32.91         35.63        4.57
Morgan Stanley EAFE(R) Index................. 2004       9.22         10.68       25.74
Neuberger Berman Mid Cap Value............... 2004      17.91         20.80        6.70
Neuberger Berman Real Estate................. 2004       9.99         12.78       25.94
Oppenheimer Global Equity.................... 2004      12.17         13.98        0.12
PIMCO Total Return........................... 2004      11.42         11.79       25.62
RCM Global Technology........................ 2004       4.08          4.23        0.00
Russell 2000(R) Index........................ 2004      12.99         14.81        4.47
Salomon Brothers Strategic Bond Opportunities 2004      17.53         18.51        4.15
Salomon Brothers US Government............... 2004      14.49         14.77        7.29
T. Rowe Price Large Cap...................... 2004      10.77         11.62        1.81
T. Rowe Price Mid-Cap Growth................. 2004       6.14          6.93        6.53
T. RowePrice Small Cap....................... 2004      11.81         12.54        0.29

                                   GROUP II


BONUS CLASS WITH ANNUAL STEP-UP DEATH BENEFIT AND EARNINGS PRESERVATION BENEFIT



                                                                                NUMBER OF
                                                   INCEPTION DATE              ACCUMULATION
                                                    MAY 1, 2004   END OF YEAR  UNITS END OF
                                                    ACCUMULATION  ACCUMULATION   YEAR (IN
             INVESTMENT DIVISION              YEAR   UNIT VALUE    UNIT VALUE   THOUSANDS)
             -------------------              ---- -------------- ------------ ------------
BlackRock Aggressive Growth.................. 2004     $29.76        $32.83        0.00
BlackRock Bond Income........................ 2004      37.07         38.21        1.83
BlackRock Diversified........................ 2004      30.90         33.18        0.00
BlackRock Investment Trust................... 2004      50.88         55.87        0.00
BlackRock Large Cap Value.................... 2004      10.53         11.56        0.00
BlackRock Legacy Large Cap Growth............ 2004      21.59         23.54        0.00
BlackRock Strategic Value.................... 2004      15.65         17.52        3.95
Davis Venture Value.......................... 2004      26.60         28.49        0.63
FI International Stock....................... 2004      10.72         12.18        0.00
FI Mid Cap Opportunities..................... 2004      13.88         15.55        2.31
FI Value Leaders............................. 2004      21.18         23.78        0.75
Franklin Templeton Small Cap Growth.......... 2004       8.61          9.49        1.91
Harris Oakmark Focused Value................. 2004      27.73         29.94        1.57
Harris Oakmark International................. 2004      11.80         13.63        1.24
Harris Oakmark Large Cap Value............... 2004      11.64         12.50        2.17
Janus Aggressive Growth...................... 2004       6.44          6.97        0.90
Lehman Brothers(R) Aggregate Bond Index...... 2004      11.90         12.19        3.96
Loomis Sayles Small Cap...................... 2004      21.72         24.49        0.00
Lord Abbett Bond Debenture................... 2004      15.02         15.92        0.74
Met/AIM Mid Cap Core Equity.................. 2004      12.32         13.24        0.00
Met/AIM Small Cap Growth..................... 2004      11.14         11.88        0.00
Met/Putnam Voyager/(g)/...................... 2004       4.10          4.25        1.44
MetLife Mid Cap Stock Index.................. 2004      11.32         12.61        0.47
MetLife Stock Index.......................... 2004      30.52         32.91        2.70
MFS Investors Trust.......................... 2004       7.40          8.16        0.00
MFS Research International................... 2004       9.51         10.86        3.40
MFS Total Return............................. 2004      32.35         35.01        0.51
Morgan Stanley EAFE(R) Index................. 2004       9.17         10.62        2.03
Neuberger Berman Mid Cap Value............... 2004      17.81         20.67        0.59
Neuberger Berman Real Estate................. 2004       9.99         12.76        3.45
Oppenheimer Global Equity.................... 2004      12.08         13.87        0.42
PIMCO Total Return........................... 2004      11.38         11.74        4.61
RCM Global Technology........................ 2004       4.06          4.21        0.00
Russell 2000(R) Index........................ 2004      12.92         14.72        0.35
Salomon Brothers Strategic Bond Opportunities 2004      17.37         18.32       10.81
Salomon Brothers US Government............... 2004      14.35         14.62        1.49
T. Rowe Price Large Cap...................... 2004      10.71         11.55        2.08
T. Rowe Price Mid-Cap Growth................. 2004       6.12          6.91        3.28
T. RowePrice Small Cap....................... 2004      11.73         12.44        1.00

                                   GROUP II


BONUS CLASS WITH GREATER OF ANNUAL STEP-UP OR 5% ANNUAL INCREASE DEATH BENEFIT


                       AND EARNINGS PRESERVATION BENEFIT



                                                                                NUMBER OF
                                                   INCEPTION DATE              ACCUMULATION
                                                    MAY 1, 2004   END OF YEAR  UNITS END OF
                                                    ACCUMULATION  ACCUMULATION   YEAR (IN
             INVESTMENT DIVISION              YEAR   UNIT VALUE    UNIT VALUE   THOUSANDS)
             -------------------              ---- -------------- ------------ ------------
BlackRock Aggressive Growth.................. 2004     $29.05        $32.02        0.32
BlackRock Bond Income........................ 2004      35.93         37.01        3.35
BlackRock Investment Trust................... 2004      49.31         54.09        0.25
BlackRock Large Cap Value.................... 2004      10.49         11.51       18.42
BlackRock Legacy Large Cap Growth............ 2004      21.29         23.19        1.50
BlackRock Strategic Value.................... 2004      15.56         17.40       17.25
Davis Venture Value.......................... 2004      26.22         28.05        3.83
FI International Stock....................... 2004      10.51         11.93        0.21
FI Mid Cap Opportunities..................... 2004      13.73         15.37        0.88
FI Value Leaders............................. 2004      20.84         23.36        1.78
Franklin Templeton Small Cap Growth.......... 2004       8.57          9.43        2.85
Harris Oakmark Focused Value................. 2004      27.27         29.42        4.58
Harris Oakmark International................. 2004      11.75         13.56        5.73
Harris Oakmark Large Cap Value............... 2004      11.54         12.38       11.09
Janus Aggressive Growth...................... 2004       6.41          6.93        2.01
Lehman Brothers(R) Aggregate Bond Index...... 2004      11.81         12.08       56.26
Loomis Sayles Small Cap...................... 2004      21.40         24.10        0.12
Lord Abbett Bond Debenture................... 2004      14.84         15.72        5.29
Met/AIM Mid Cap Core Equity.................. 2004      12.27         13.17        0.49
Met/AIM Small Cap Growth..................... 2004      11.10         11.82        0.93
Met/Putnam Voyager/(g)/...................... 2004       4.07          4.22        3.58
MetLife Mid Cap Stock Index.................. 2004      11.25         12.53       27.85
MetLife Stock Index.......................... 2004      29.89         32.20       56.86
MFS Investors Trust.......................... 2004       7.35          8.10        0.81
MFS Research International................... 2004       9.46         10.80        4.17
MFS Total Return............................. 2004      31.54         34.09        0.19
Morgan Stanley EAFE(R) Index................. 2004       9.10         10.52       49.21
Neuberger Berman Mid Cap Value............... 2004      17.66         20.48        9.36
Neuberger Berman Real Estate................. 2004       9.99         12.75       17.66
Oppenheimer Global Equity.................... 2004      11.95         13.70        1.12
PIMCO Total Return........................... 2004      11.33         11.67       15.14
RCM Global Technology........................ 2004       4.04          4.19        0.34
Russell 2000(R) Index........................ 2004      12.82         14.59       27.01
Salomon Brothers Strategic Bond Opportunities 2004      17.12         18.04        9.04
Salomon Brothers US Government............... 2004      14.15         14.40        9.01
T. Rowe Price Large Cap...................... 2004      10.62         11.44        2.84
T. Rowe Price Mid-Cap Growth................. 2004       6.09          6.87       22.59
T. RowePrice Small Cap....................... 2004      11.60         12.30        1.15

                                   GROUP II


                       C CLASS WITH BASIC DEATH BENEFIT



                                                                                     NUMBER OF
                                                        INCEPTION DATE              ACCUMULATION
                                                         MAY 1, 2004   END OF YEAR  UNITS END OF
                                                         ACCUMULATION  ACCUMULATION   YEAR (IN
               INVESTMENT DIVISION                 YEAR   UNIT VALUE    UNIT VALUE   THOUSANDS)
               -------------------                 ---- -------------- ------------ ------------
BlackRock Aggressive Growth....................... 2004     $32.24        $35.69         0.05
BlackRock Bond Income............................. 2004      41.11         42.52        10.26
BlackRock Diversified............................. 2004      33.79         36.39         2.58
BlackRock Investment Trust........................ 2004      56.48         62.22         2.79
BlackRock Large Cap Value......................... 2004      10.63         11.71         0.73
BlackRock Legacy Large Cap Growth................. 2004      22.64         24.77         0.46
BlackRock Money Market............................ 2004      20.86         20.75       100.98
BlackRock Strategic Value......................... 2004      15.95         17.92        10.48
Davis Venture Value............................... 2004      27.89         29.97         5.93
FI International Stock............................ 2004      11.44         13.04         1.34
FI Mid Cap Opportunities.......................... 2004      14.39         16.17         1.32
FI Value Leaders.................................. 2004      22.38         25.21         0.37
Franklin Templeton Small Cap Growth............... 2004       8.74          9.66         0.62
Harris Oakmark Focused Value...................... 2004      29.30         31.74         3.28
Harris Oakmark International...................... 2004      11.95         13.85         5.17
Harris Oakmark Large Cap Value.................... 2004      11.96         12.89         7.39
Janus Aggressive Growth........................... 2004       6.55          7.10         0.34
Lehman Brothers(R) Aggregate Bond Index........... 2004      12.23         12.58        72.40
Loomis Sayles Small Cap........................... 2004      22.83         25.83         0.05
Lord Abbett Bond Debenture........................ 2004      15.63         16.63         6.14
Met/AIM Mid Cap Core Equity....................... 2004      12.48         13.45         0.80
Met/AIM Small Cap Growth.......................... 2004      11.29         12.07         3.52
Met/Putnam Voyager/(g)/........................... 2004       4.18          4.36         0.00
MetLife Mid Cap Stock Index....................... 2004      11.54         12.90         5.54
MetLife Stock Index............................... 2004      32.74         35.42        31.05
MFS Investors Trust............................... 2004       7.59          8.40         0.00
MFS Research International........................ 2004       9.66         11.08         1.03
MFS Total Return.................................. 2004      35.23         38.24         4.04
Morgan Stanley EAFE(R) Index...................... 2004       9.43         10.95        16.94
Neuberger Berman Mid Cap Value.................... 2004      18.30         21.32         8.19
Neuberger Berman Real Estate...................... 2004       9.99         12.81        58.52
Oppenheimer Global Equity......................... 2004      12.52         14.42         0.53
PIMCO Total Return................................ 2004      11.57         11.97        72.18
RCM Global Technology............................. 2004       4.13          4.29         1.64
Russell 2000(R) Index............................. 2004      13.28         15.18         6.50
Salomon Brothers Strategic Bond Opportunities..... 2004      18.21         19.28        12.11
Salomon Brothers US Government.................... 2004      15.05         15.39        16.73
T. Rowe Price Large Cap........................... 2004      11.01         11.91         2.63
T. Rowe Price Mid-Cap Growth...................... 2004       6.22          7.04         5.01
T. RowePrice Small Cap............................ 2004      12.16         12.94         1.51

                                   GROUP II


                  C CLASS WITH EARNINGS PRESERVATION BENEFIT



                                                                                NUMBER OF
                                                   INCEPTION DATE              ACCUMULATION
                                                    MAY 1, 2004   END OF YEAR  UNITS END OF
                                                    ACCUMULATION  ACCUMULATION   YEAR (IN
             INVESTMENT DIVISION              YEAR   UNIT VALUE    UNIT VALUE   THOUSANDS)
             -------------------              ---- -------------- ------------ ------------
BlackRock Aggressive Growth.................. 2004     $30.98        $34.23        0.00
BlackRock Bond Income........................ 2004      39.04         40.31        0.00
BlackRock Diversified........................ 2004      32.31         34.75        0.00
BlackRock Investment Trust................... 2004      53.61         58.96        0.00
BlackRock Large Cap Value.................... 2004      10.58         11.63        0.00
BlackRock Legacy Large Cap Growth............ 2004      22.11         24.15        0.00
BlackRock Money Market....................... 2004      19.80         19.67        0.00
BlackRock Strategic Value.................... 2004      15.80         17.72        0.00
Davis Venture Value.......................... 2004      27.24         29.22        0.00
FI International Stock....................... 2004      11.07         12.60        0.00
FI Mid Cap Opportunities..................... 2004      14.13         15.86        0.35
FI Value Leaders............................. 2004      21.77         24.48        0.00
Franklin Templeton Small Cap Growth.......... 2004       8.67          9.57        0.00
Harris Oakmark Focused Value................. 2004      28.50         30.83        0.00
Harris Oakmark International................. 2004      11.88         13.74        0.00
Harris Oakmark Large Cap Value............... 2004      11.80         12.69        0.00
Janus Aggressive Growth...................... 2004       6.49          7.04        0.00
Lehman Brothers(R) Aggregate Bond Index...... 2004      12.07         12.38        5.17
Loomis Sayles Small Cap...................... 2004      22.27         25.15        0.00
Lord Abbett Bond Debenture................... 2004      15.32         16.27        0.00
Met/AIM Mid Cap Core Equity.................. 2004      12.40         13.34        0.00
Met/AIM Small Cap Growth..................... 2004      11.21         11.98        0.00
Met/Putnam Voyager/(g)/...................... 2004       4.14          4.30        0.00
MetLife Mid Cap Stock Index.................. 2004      11.43         12.76        5.15
MetLife Stock Index.......................... 2004      31.61         34.14        0.00
MFS Investors Trust.......................... 2004       7.49          8.28        0.00
MFS Research International................... 2004       9.59         10.97        0.00
MFS Total Return............................. 2004      33.76         36.59        0.00
Morgan Stanley EAFE(R) Index................. 2004       9.30         10.78        4.45
Neuberger Berman Mid Cap Value............... 2004      18.05         20.99        0.00
Neuberger Berman Real Estate................. 2004       9.99         12.79        0.00
Oppenheimer Global Equity.................... 2004      12.30         14.14        0.00
PIMCO Total Return........................... 2004      11.47         11.85        0.00
RCM Global Technology........................ 2004       4.10          4.25        0.00
Russell 2000(R) Index........................ 2004      13.10         14.95        1.07
Salomon Brothers Strategic Bond Opportunities 2004      17.79         18.79        0.00
Salomon Brothers US Government............... 2004      14.70         15.00        0.00
T. Rowe Price Mid-Cap Growth................. 2004       6.17          6.97        0.00
T. RowePrice Large Cap....................... 2004      10.86         11.73        0.00
T. RowePrice Small Cap....................... 2004      11.94         12.69        0.00

                                   GROUP II


                   C CLASS WITH ANNUAL STEP-UP DEATH BENEFIT



                                                                                     NUMBER OF
                                                        INCEPTION DATE              ACCUMULATION
                                                         MAY 1, 2004   END OF YEAR  UNITS END OF
                                                         ACCUMULATION  ACCUMULATION   YEAR (IN
               INVESTMENT DIVISION                 YEAR   UNIT VALUE    UNIT VALUE   THOUSANDS)
               -------------------                 ---- -------------- ------------ ------------
BlackRock Aggressive Growth....................... 2004     $31.23        $34.52        0.00
BlackRock Bond Income............................. 2004      39.44         40.74        2.11
BlackRock Diversified............................. 2004      32.60         35.07        0.34
BlackRock Investment Trust........................ 2004      54.17         59.59        0.00
BlackRock Large Cap Value......................... 2004      10.59         11.65        0.38
BlackRock Legacy Large Cap Growth................. 2004      22.22         24.27        0.00
BlackRock Money Market............................ 2004      20.01         19.88       15.66
BlackRock Strategic Value......................... 2004      15.83         17.76        4.19
Davis Venture Value............................... 2004      27.37         29.37       13.00
FI International Stock............................ 2004      11.14         12.69        0.00
FI Mid Cap Opportunities.......................... 2004      14.19         15.92        5.05
FI Value Leaders.................................. 2004      21.89         24.62        0.00
Franklin Templeton Small Cap Growth............... 2004       8.69          9.59        0.00
Harris Oakmark Focused Value...................... 2004      28.66         31.01        0.63
Harris Oakmark International...................... 2004      11.89         13.76        7.07
Harris Oakmark Large Cap Value.................... 2004      11.83         12.73        3.54
Janus Aggressive Growth........................... 2004       6.51          7.05        0.00
Lehman Brothers(R) Aggregate Bond Index........... 2004      12.10         12.42        6.99
Loomis Sayles Small Cap........................... 2004      22.38         25.29        0.90
Lord Abbett Bond Debenture........................ 2004      15.38         16.34        0.00
Met/AIM Mid Cap Core Equity....................... 2004      12.41         13.37        0.00
Met/AIM Small Cap Growth.......................... 2004      11.23         12.00        0.00
Met/Putnam Voyager/(g)/........................... 2004       4.15          4.31        0.00
MetLife Mid Cap Stock Index....................... 2004      11.45         12.79        0.13
MetLife Stock Index............................... 2004      31.84         34.39        0.56
MFS Investors Trust............................... 2004       7.51          8.31        0.00
MFS Research International........................ 2004       9.60         10.99        8.40
MFS Total Return.................................. 2004      34.05         36.91        0.82
Morgan Stanley EAFE(R) Index...................... 2004       9.33         10.81        0.31
Neuberger Berman Mid Cap Value.................... 2004      18.10         21.06        3.00
Neuberger Berman Real Estate...................... 2004       9.99         12.79       10.35
Oppenheimer Global Equity......................... 2004      12.34         14.20        3.37
PIMCO Total Return................................ 2004      11.49         11.88        8.48
RCM Global Technology............................. 2004       4.10          4.26        0.00
Russell 2000(R) Index............................. 2004      13.14         15.00        3.66
Salomon Brothers Strategic Bond Opportunities..... 2004      17.87         18.89        1.16
Salomon Brothers US Government.................... 2004      14.77         15.08       12.64
T. Rowe Price Large Cap........................... 2004      10.89         11.77        0.00
T. Rowe Price Mid-Cap Growth...................... 2004       6.18          6.99        0.00
T. RowePrice Small Cap............................ 2004      11.98         12.74        0.00

                                   GROUP II


  C CLASS WITH GREATER OF ANNUAL STEP-UP OR 5% ANNUAL INCREASE DEATH BENEFIT



                                                                                     NUMBER OF
                                                        INCEPTION DATE              ACCUMULATION
                                                         MAY 1, 2004   END OF YEAR  UNITS END OF
                                                         ACCUMULATION  ACCUMULATION   YEAR (IN
               INVESTMENT DIVISION                 YEAR   UNIT VALUE    UNIT VALUE   THOUSANDS)
               -------------------                 ---- -------------- ------------ ------------
BlackRock Aggressive Growth....................... 2004     $30.49        $33.66        0.00
BlackRock Bond Income............................. 2004      38.24         39.46        0.00
BlackRock Diversified............................. 2004      31.74         34.11        0.00
BlackRock Investment Trust........................ 2004      52.50         57.70        0.00
BlackRock Large Cap Value......................... 2004      10.56         11.60        0.00
BlackRock Legacy Large Cap Growth................. 2004      21.90         23.91        0.00
BlackRock Money Market............................ 2004      19.40         19.25        0.55
BlackRock Strategic Value......................... 2004      15.74         17.64        0.00
Davis Venture Value............................... 2004      26.98         28.92        0.00
FI International Stock............................ 2004      10.93         12.43        0.00
FI Mid Cap Opportunities.......................... 2004      14.03         15.73        0.00
FI Value Leaders.................................. 2004      21.54         24.20        0.00
Franklin Templeton Small Cap Growth............... 2004       8.65          9.54        0.00
Harris Oakmark Focused Value...................... 2004      28.19         30.47        0.00
Harris Oakmark International...................... 2004      11.85         13.70        0.21
Harris Oakmark Large Cap Value.................... 2004      11.74         12.62        0.00
Janus Aggressive Growth........................... 2004       6.47          7.01        0.00
Lehman Brothers(R) Aggregate Bond Index........... 2004      12.00         12.31        3.13
Loomis Sayles Small Cap........................... 2004      22.05         24.88        0.00
Lord Abbett Bond Debenture........................ 2004      15.20         16.13        0.00
Met/AIM Mid Cap Core Equity....................... 2004      12.37         13.30        0.00
Met/AIM Small Cap Growth.......................... 2004      11.19         11.94        0.00
Met/Putnam Voyager/(g)/........................... 2004       4.12          4.28        0.00
MetLife Mid Cap Stock Index....................... 2004      11.38         12.70        0.11
MetLife Stock Index............................... 2004      31.17         33.64        0.48
MFS Investors Trust............................... 2004       7.46          8.23        0.00
MFS Research International........................ 2004       9.55         10.93        0.00
MFS Total Return.................................. 2004      33.19         35.95        0.00
Morgan Stanley EAFE(R) Index...................... 2004       9.25         10.71        0.12
Neuberger Berman Mid Cap Value.................... 2004      17.95         20.86        0.00
Neuberger Berman Real Estate...................... 2004       9.99         12.78        0.50
Oppenheimer Global Equity......................... 2004      12.21         14.03        0.00
PIMCO Total Return................................ 2004      11.44         11.81        0.44
RCM Global Technology............................. 2004       4.08          4.24        0.00
Russell 2000(R) Index............................. 2004      13.03         14.86        0.00
Salomon Brothers Strategic Bond Opportunities..... 2004      17.62         18.60        0.00
Salomon Brothers US Government.................... 2004      14.56         14.85        0.00
T. Rowe Price Large Cap........................... 2004      10.80         11.66        0.00
T. Rowe Price Mid-Cap Growth...................... 2004       6.15          6.95        0.00
T. RowePrice Small Cap............................ 2004      11.85         12.59        0.00

                                   GROUP II


  C CLASS WITH ANNUAL STEP-UP DEATH BENEFIT AND EARNINGS PRESERVATION BENEFIT



                                                                                NUMBER OF
                                                   INCEPTION DATE              ACCUMULATION
                                                    MAY 1, 2004   END OF YEAR  UNITS END OF
                                                    ACCUMULATION  ACCUMULATION   YEAR (IN
             INVESTMENT DIVISION              YEAR   UNIT VALUE    UNIT VALUE   THOUSANDS)
             -------------------              ---- -------------- ------------ ------------
BlackRock Aggressive Growth.................. 2004     $30.00        $33.11        0.00
BlackRock Bond Income........................ 2004      37.45         38.62        0.00
BlackRock Diversified........................ 2004      31.18         33.49        0.00
BlackRock Investment Trust................... 2004      51.41         56.47        0.00
BlackRock Large Cap Value.................... 2004      10.54         11.57        0.00
BlackRock Legacy Large Cap Growth............ 2004      21.70         23.66        0.00
BlackRock Money Market....................... 2004      19.00         18.85        0.00
BlackRock Strategic Value.................... 2004      15.68         17.56        0.00
Davis Venture Value.......................... 2004      26.73         28.63        0.00
FI International Stock....................... 2004      10.79         12.26        0.00
FI Mid Cap Opportunities..................... 2004      13.93         15.61        0.00
FI Value Leaders............................. 2004      21.30         23.91        0.00
Franklin Templeton Small Cap Growth.......... 2004       8.62          9.50        0.00
Harris Oakmark Focused Value................. 2004      27.88         30.12        0.00
Harris Oakmark International................. 2004      11.82         13.65        0.00
Harris Oakmark Large Cap Value............... 2004      11.67         12.54        0.00
Janus Aggressive Growth...................... 2004       6.45          6.98        0.00
Lehman Brothers(R) Aggregate Bond Index...... 2004      11.94         12.23        0.00
Loomis Sayles Small Cap...................... 2004      21.83         24.62        0.00
Lord Abbett Bond Debenture................... 2004      15.08         15.99        0.00
Met/AIM Mid Cap Core Equity.................. 2004      12.33         13.26        0.00
Met/AIM Small Cap Growth..................... 2004      11.16         11.90        0.00
Met/Putnam Voyager/(g)/...................... 2004       4.10          4.26        0.00
MetLife Mid Cap Stock Index.................. 2004      11.34         12.64        0.00
MetLife Stock Index.......................... 2004      30.74         33.15        0.00
MFS Investors Trust.......................... 2004       7.42          8.19        0.00
MFS Research International................... 2004       9.52         10.89        0.00
MFS Total Return............................. 2004      32.63         35.32        0.00
Morgan Stanley EAFE(R) Index................. 2004       9.20         10.65        0.00
Neuberger Berman Mid Cap Value............... 2004      17.86         20.73        0.00
Neuberger Berman Real Estate................. 2004       9.99         12.77        0.00
Oppenheimer Global Equity.................... 2004      12.12         13.92        0.00
PIMCO Total Return........................... 2004      11.40         11.76        0.00
RCM Global Technology........................ 2004       4.07          4.22        0.00
Russell 2000(R) Index........................ 2004      12.96         14.77        0.00
Salomon Brothers Strategic Bond Opportunities 2004      17.45         18.41        0.00
Salomon Brothers US Government............... 2004      14.42         14.70        0.00
T. Rowe Price Mid-Cap Growth................. 2004       6.13          6.92        0.00
T. RowePrice Large Cap....................... 2004      10.74         11.59        0.00
T. RowePrice Small Cap....................... 2004      11.77         12.49        0.00

                                   GROUP II


  C CLASS WITH GREATER OF ANNUAL STEP-UP OR 5% ANNUAL INCREASE DEATH BENEFIT


                       AND EARNINGS PRESERVATION BENEFIT



                                                                                NUMBER OF
                                                   INCEPTION DATE              ACCUMULATION
                                                    MAY 1, 2004   END OF YEAR  UNITS END OF
                                                    ACCUMULATION  ACCUMULATION   YEAR (IN
             INVESTMENT DIVISION              YEAR   UNIT VALUE    UNIT VALUE   THOUSANDS)
             -------------------              ---- -------------- ------------ ------------
BlackRock Aggressive Growth.................. 2004     $29.29        $32.29        0.00
BlackRock Bond Income........................ 2004      36.31         37.40        0.00
BlackRock Diversified........................ 2004      30.36         32.57        0.00
BlackRock Investment Trust................... 2004      49.83         54.68        0.00
BlackRock Large Cap Value.................... 2004      10.51         11.52        0.00
BlackRock Legacy Large Cap Growth............ 2004      21.39         23.30        0.61
BlackRock Money Market....................... 2004      18.42         18.25        0.28
BlackRock Strategic Value.................... 2004      15.59         17.44        0.00
Davis Venture Value.......................... 2004      26.35         28.20        0.00
FI International Stock....................... 2004      10.58         12.01        0.00
FI Mid Cap Opportunities..................... 2004      13.78         15.43        0.00
FI Value Leaders............................. 2004      20.95         23.50        0.00
Franklin Templeton Small Cap Growth.......... 2004       8.58          9.45        0.00
Harris Oakmark Focused Value................. 2004      27.43         29.59        0.00
Harris Oakmark International................. 2004      11.77         13.59        0.00
Harris Oakmark Large Cap Value............... 2004      11.58         12.42        0.00
Janus Aggressive Growth...................... 2004       6.42          6.94        0.00
Lehman Brothers(R) Aggregate Bond Index...... 2004      11.84         12.12        1.28
Loomis Sayles Small Cap...................... 2004      21.50         24.23        0.00
Lord Abbett Bond Debenture................... 2004      14.90         15.78        0.00
Met/AIM Mid Cap Core Equity.................. 2004      12.29         13.19        0.00
Met/AIM Small Cap Growth..................... 2004      11.11         11.84        0.00
Met/Putnam Voyager/(g)/...................... 2004       4.08          4.23        0.00
MetLife Mid Cap Stock Index.................. 2004      11.28         12.56        0.00
MetLife Stock Index.......................... 2004      30.10         32.43        0.16
MFS Investors Trust.......................... 2004       7.36          8.12        0.00
MFS Research International................... 2004       9.48         10.82        0.00
MFS Total Return............................. 2004      31.81         34.39        0.00
Morgan Stanley EAFE(R) Index................. 2004       9.12         10.55        0.00
Neuberger Berman Mid Cap Value............... 2004      17.71         20.54        0.00
Neuberger Berman Real Estate................. 2004       9.99         12.76        0.59
Oppenheimer Global Equity.................... 2004      11.99         13.76        0.00
PIMCO Total Return........................... 2004      11.35         11.69        0.00
RCM Global Technology........................ 2004       4.05          4.19        0.00
Russell 2000(R) Index........................ 2004      12.85         14.63        0.00
Salomon Brothers Strategic Bond Opportunities 2004      17.20         18.14        0.00
Salomon Brothers US Government............... 2004      14.22         14.48        0.00
T. Rowe Price Large Cap...................... 2004      10.65         11.48        0.00
T. Rowe Price Mid-Cap Growth................. 2004       6.10          6.88        0.00
T. RowePrice Small Cap....................... 2004      11.64         12.34        0.00

                                   GROUP II


                       L CLASS WITH BASIC DEATH BENEFIT



                                                                                NUMBER OF
                                                   INCEPTION DATE              ACCUMULATION
                                                    MAY 1, 2004   END OF YEAR  UNITS END OF
                                                    ACCUMULATION  ACCUMULATION   YEAR (IN
             INVESTMENT DIVISION              YEAR   UNIT VALUE    UNIT VALUE   THOUSANDS)
             -------------------              ---- -------------- ------------ ------------
BlackRock Aggressive Growth.................. 2004     $33.03        $36.59        0.80
BlackRock Bond Income........................ 2004      42.41         43.90        2.88
BlackRock Diversified........................ 2004      34.70         37.42        3.67
BlackRock Investment Trust................... 2004      58.27         64.26        0.38
BlackRock Large Cap Value.................... 2004      10.66         11.76        5.49
BlackRock Legacy Large Cap Growth............ 2004      22.97         25.15        2.59
BlackRock Strategic Value.................... 2004      16.04         18.04       11.19
Davis Venture Value.......................... 2004      28.30         30.43        8.05
FI International Stock....................... 2004      11.66         13.31        0.46
FI Mid Cap Opportunities..................... 2004      14.55         16.36        1.65
FI Value Leaders............................. 2004      22.76         25.65        0.18
Franklin Templeton Small Cap Growth.......... 2004       8.78          9.71        2.48
Harris Oakmark Focused Value................. 2004      29.79         32.30        4.08
Harris Oakmark International................. 2004      12.00         13.92        2.96
Harris Oakmark Large Cap Value............... 2004      12.06         13.01       13.32
Janus Aggressive Growth...................... 2004       6.58          7.15        0.00
Lehman Brothers(R) Aggregate Bond Index...... 2004      12.34         12.69       17.40
Loomis Sayles Small Cap...................... 2004      23.18         26.25        0.59
Lord Abbett Bond Debenture................... 2004      15.82         16.85        4.51
Met/AIM Mid Cap Core Equity.................. 2004      12.53         13.52        1.61
Met/AIM Small Cap Growth..................... 2004      11.33         12.13        0.56
Met/Putnam Voyager/(g)/...................... 2004       4.20          4.39        0.00
MetLife Mid Cap Stock Index.................. 2004      11.60         12.99        3.79
MetLife Stock Index.......................... 2004      33.44         36.21        5.67
MFS Investors Trust.......................... 2004       7.65          8.47        0.00
MFS Research International................... 2004       9.71         11.14        1.90
MFS Total Return............................. 2004      36.14         39.27        1.47
Morgan Stanley EAFE(R) Index................. 2004       9.51         11.05        3.50
Neuberger Berman Mid Cap Value............... 2004      18.45         21.51        7.94
Neuberger Berman Real Estate................. 2004       9.99         12.82       30.21
Oppenheimer Global Equity.................... 2004      12.66         14.59        1.58
PIMCO Total Return........................... 2004      11.62         12.04       38.77
RCM Global Technology........................ 2004       4.15          4.32        1.90
Russell 2000(R) Index........................ 2004      13.39         15.32        2.07
Salomon Brothers Strategic Bond Opportunities 2004      18.48         19.57        7.59
Salomon Brothers US Government............... 2004      15.27         15.62       15.24
T. Rowe Price Large Cap...................... 2004      11.10         12.02        8.74
T. Rowe Price Mid-Cap Growth................. 2004       6.25          7.08        4.91
T. RowePrice Small Cap....................... 2004      12.29         13.09        1.80

                                   GROUP II


                  L CLASS WITH EARNINGS PRESERVATION BENEFIT



                                                                                NUMBER OF
                                                   INCEPTION DATE              ACCUMULATION
                                                    MAY 1, 2004   END OF YEAR  UNITS END OF
                                                    ACCUMULATION  ACCUMULATION   YEAR (IN
             INVESTMENT DIVISION              YEAR   UNIT VALUE    UNIT VALUE   THOUSANDS)
             -------------------              ---- -------------- ------------ ------------
BlackRock Aggressive Growth.................. 2004     $31.73        $35.10        0.02
BlackRock Bond Income........................ 2004      40.27         41.62        0.00
BlackRock Diversified........................ 2004      33.19         35.73        0.60
BlackRock Investment Trust................... 2004      55.31         60.89        0.00
BlackRock Large Cap Value.................... 2004      10.61         11.68        0.00
BlackRock Legacy Large Cap Growth............ 2004      22.43         24.53        0.00
BlackRock Strategic Value.................... 2004      15.89         17.84        0.00
Davis Venture Value.......................... 2004      27.63         29.67        0.00
FI International Stock....................... 2004      11.29         12.87        0.00
FI Mid Cap Opportunities..................... 2004      14.29         16.05        0.00
FI Value Leaders............................. 2004      22.14         24.91        0.00
Franklin Templeton Small Cap Growth.......... 2004       8.71          9.63        0.00
Harris Oakmark Focused Value................. 2004      28.98         31.37        0.00
Harris Oakmark International................. 2004      11.92         13.81        0.00
Harris Oakmark Large Cap Value............... 2004      11.90         12.81        0.00
Janus Aggressive Growth...................... 2004       6.53          7.08        0.00
Lehman Brothers(R) Aggregate Bond Index...... 2004      12.17         12.50        0.06
Loomis Sayles Small Cap...................... 2004      22.61         25.56        0.00
Lord Abbett Bond Debenture................... 2004      15.51         16.48        0.09
Met/AIM Mid Cap Core Equity.................. 2004      12.45         13.41        0.00
Met/AIM Small Cap Growth..................... 2004      11.26         12.03        0.00
Met/Putnam Voyager/(g)/...................... 2004       4.16          4.33        0.00
MetLife Mid Cap Stock Index.................. 2004      11.49         12.84        0.00
MetLife Stock Index.......................... 2004      32.28         34.90        0.00
MFS Investors Trust.......................... 2004       7.55          8.35        0.00
MFS Research International................... 2004       9.63         11.03        0.00
MFS Total Return............................. 2004      34.63         37.57        0.00
Morgan Stanley EAFE(R) Index................. 2004       9.38         10.88        0.15
Neuberger Berman Mid Cap Value............... 2004      18.20         21.19        0.00
Neuberger Berman Real Estate................. 2004       9.99         12.80        0.07
Oppenheimer Global Equity.................... 2004      12.43         14.31        0.00
PIMCO Total Return........................... 2004      11.53         11.92        0.00
RCM Global Technology........................ 2004       4.12          4.28        0.00
Russell 2000(R) Index........................ 2004      13.21         15.09        0.00
Salomon Brothers Strategic Bond Opportunities 2004      18.04         19.08        0.00
Salomon Brothers US Government............... 2004      14.91         15.23        0.24
T. Rowe Price Large Cap...................... 2004      10.95         11.84        0.00
T. Rowe Price Mid-Cap Growth................. 2004       6.20          7.02        0.00
T. RowePrice Small Cap....................... 2004      12.07         12.84        0.00

                                   GROUP II


                   L CLASS WITH ANNUAL STEP-UP DEATH BENEFIT



                                                                                NUMBER OF
                                                   INCEPTION DATE              ACCUMULATION
                                                    MAY 1, 2004   END OF YEAR  UNITS END OF
                                                    ACCUMULATION  ACCUMULATION   YEAR (IN
             INVESTMENT DIVISION              YEAR   UNIT VALUE    UNIT VALUE   THOUSANDS)
             -------------------              ---- -------------- ------------ ------------
BlackRock Aggressive Growth.................. 2004     $31.99        $35.39        0.00
BlackRock Bond Income........................ 2004      40.69         42.07        0.53
BlackRock Diversified........................ 2004      33.49         36.06        0.30
BlackRock Investment Trust................... 2004      55.89         61.55        0.12
BlackRock Large Cap Value.................... 2004      10.62         11.70        1.17
BlackRock Legacy Large Cap Growth............ 2004      22.54         24.65        0.00
BlackRock Strategic Value.................... 2004      15.92         17.88        0.24
Davis Venture Value.......................... 2004      27.76         29.82        0.15
FI International Stock....................... 2004      11.36         12.95        0.20
FI Mid Cap Opportunities..................... 2004      14.34         16.11        6.60
FI Value Leaders............................. 2004      22.26         25.06        0.00
Franklin Templeton Small Cap Growth.......... 2004       8.73          9.64        0.00
Harris Oakmark Focused Value................. 2004      29.14         31.56        0.01
Harris Oakmark International................. 2004      11.94         13.83        0.11
Harris Oakmark Large Cap Value............... 2004      11.93         12.85        0.35
Janus Aggressive Growth...................... 2004       6.54          7.09        0.00
Lehman Brothers(R) Aggregate Bond Index...... 2004      12.20         12.54        5.91
Loomis Sayles Small Cap...................... 2004      22.72         25.69        0.03
Lord Abbett Bond Debenture................... 2004      15.57         16.56        0.36
Met/AIM Mid Cap Core Equity.................. 2004      12.46         13.43        0.06
Met/AIM Small Cap Growth..................... 2004      11.27         12.05        0.00
Met/Putnam Voyager/(g)/...................... 2004       4.17          4.35        0.00
MetLife Mid Cap Stock Index.................. 2004      11.52         12.87        1.12
MetLife Stock Index.......................... 2004      32.51         35.16        3.71
MFS Investors Trust.......................... 2004       7.57          8.38        0.00
MFS Research International................... 2004       9.65         11.06        0.14
MFS Total Return............................. 2004      34.93         37.91        0.00
Morgan Stanley EAFE(R) Index................. 2004       9.40         10.91        3.57
Neuberger Berman Mid Cap Value............... 2004      18.25         21.25        0.04
Neuberger Berman Real Estate................. 2004       9.99         12.80        5.13
Oppenheimer Global Equity.................... 2004      12.48         14.36        0.25
PIMCO Total Return........................... 2004      11.55         11.95        0.29
RCM Global Technology........................ 2004       4.12          4.29        0.00
Russell 2000(R) Index........................ 2004      13.25         15.14        0.87
Salomon Brothers Strategic Bond Opportunities 2004      18.13         19.18        0.84
Salomon Brothers US Government............... 2004      14.98         15.31        0.78
T. Rowe Price Large Cap...................... 2004      10.98         11.87        0.32
T. Rowe Price Mid-Cap Growth................. 2004       6.21          7.03        0.00
T. RowePrice Small Cap....................... 2004      12.11         12.89        0.00

                                   GROUP II


  L CLASS WITH GREATER OF ANNUAL STEP-UP OR 5% ANNUAL INCREASE DEATH BENEFIT



                                                                                NUMBER OF
                                                   INCEPTION DATE              ACCUMULATION
                                                    MAY 1, 2004   END OF YEAR  UNITS END OF
                                                    ACCUMULATION  ACCUMULATION   YEAR (IN
             INVESTMENT DIVISION              YEAR   UNIT VALUE    UNIT VALUE   THOUSANDS)
             -------------------              ---- -------------- ------------ ------------
BlackRock Aggressive Growth.................. 2004     $31.23        $34.52        0.59
BlackRock Bond Income........................ 2004      39.44         40.74        0.28
BlackRock Diversified........................ 2004      32.60         35.07        0.00
BlackRock Investment Trust................... 2004      54.17         59.59        0.00
BlackRock Large Cap Value.................... 2004      10.59         11.65        0.00
BlackRock Legacy Large Cap Growth............ 2004      22.22         24.27        0.00
BlackRock Strategic Value.................... 2004      15.83         17.76        1.20
Davis Venture Value.......................... 2004      27.37         29.37        0.39
FI International Stock....................... 2004      11.14         12.69        0.00
FI Mid Cap Opportunities..................... 2004      14.19         15.92        0.25
FI Value Leaders............................. 2004      21.89         24.62        0.00
Franklin Templeton Small Cap Growth.......... 2004       8.69          9.59        1.80
Harris Oakmark Focused Value................. 2004      28.66         31.01        0.65
Harris Oakmark International................. 2004      11.89         13.76        1.37
Harris Oakmark Large Cap Value............... 2004      11.83         12.73        1.53
Janus Aggressive Growth...................... 2004       6.51          7.05        0.41
Lehman Brothers(R) Aggregate Bond Index...... 2004      12.10         12.42        5.45
Loomis Sayles Small Cap...................... 2004      22.38         25.29        0.00
Lord Abbett Bond Debenture................... 2004      15.38         16.34        1.02
Met/AIM Mid Cap Core Equity.................. 2004      12.41         13.37        0.00
Met/AIM Small Cap Growth..................... 2004      11.23         12.00        0.00
Met/Putnam Voyager/(g)/...................... 2004       4.15          4.31        0.00
MetLife Mid Cap Stock Index.................. 2004      11.45         12.79        0.18
MetLife Stock Index.......................... 2004      31.84         34.39        0.99
MFS Investors Trust.......................... 2004       7.51          8.31        9.00
MFS Research International................... 2004       9.60         10.99        9.00
MFS Total Return............................. 2004      34.05         36.91        9.00
Morgan Stanley EAFE(R) Index................. 2004       9.33         10.81        0.15
Neuberger Berman Mid Cap Value............... 2004      18.10         21.06        0.00
Neuberger Berman Real Estate................. 2004       9.99         12.79        2.29
Oppenheimer Global Equity.................... 2004      12.34         14.20        0.00
PIMCO Total Return........................... 2004      11.49         11.88        0.12
RCM Global Technology........................ 2004       4.10          4.26        0.00
Russell 2000(R) Index........................ 2004      13.14         15.00        1.44
Salomon Brothers Strategic Bond Opportunities 2004      17.87         18.89        0.00
Salomon Brothers US Government............... 2004      14.77         15.08        0.00
T. Rowe Price Large Cap...................... 2004      10.89         11.77        1.48
T. Rowe Price Mid-Cap Growth................. 2004       6.18          6.99        0.21
T. RowePrice Small Cap....................... 2004      11.98         12.74        1.36

                                   GROUP II


  L CLASS WITH ANNUAL STEP-UP DEATH BENEFIT AND EARNINGS PRESERVATION BENEFIT



                                                                                NUMBER OF
                                                   INCEPTION DATE              ACCUMULATION
                                                    MAY 1, 2004   END OF YEAR  UNITS END OF
                                                    ACCUMULATION  ACCUMULATION   YEAR (IN
             INVESTMENT DIVISION              YEAR   UNIT VALUE    UNIT VALUE   THOUSANDS)
             -------------------              ---- -------------- ------------ ------------
BlackRock Aggressive Growth.................. 2004     $30.73        $33.95        0.00
BlackRock Bond Income........................ 2004      38.63         39.88        0.32
BlackRock Diversified........................ 2004      32.03         34.43        0.00
BlackRock Investment Trust................... 2004      53.05         58.32        0.00
BlackRock Large Cap Value.................... 2004      10.57         11.62        0.00
BlackRock Legacy Large Cap Growth............ 2004      22.01         24.03        0.00
BlackRock Strategic Value.................... 2004      15.77         17.68        0.00
Davis Venture Value.......................... 2004      27.11         29.07        0.00
FI International Stock....................... 2004      11.00         12.52        0.00
FI Mid Cap Opportunities..................... 2004      14.08         15.80        0.00
FI Value Leaders............................. 2004      21.65         24.34        0.00
Franklin Templeton Small Cap Growth.......... 2004       8.66          9.56        0.00
Harris Oakmark Focused Value................. 2004      28.35         30.65        0.00
Harris Oakmark International................. 2004      11.86         13.72        0.00
Harris Oakmark Large Cap Value............... 2004      11.77         12.65        0.26
Janus Aggressive Growth...................... 2004       6.48          7.02        0.00
Lehman Brothers(R) Aggregate Bond Index...... 2004      12.03         12.35        0.00
Loomis Sayles Small Cap...................... 2004      22.16         25.02        0.00
Lord Abbett Bond Debenture................... 2004      15.26         16.20        0.00
Met/AIM Mid Cap Core Equity.................. 2004      12.38         13.32        0.00
Met/AIM Small Cap Growth..................... 2004      11.20         11.96        0.00
Met/Putnam Voyager/(g)/...................... 2004       4.13          4.29        0.00
MetLife Mid Cap Stock Index.................. 2004      11.41         12.73        0.00
MetLife Stock Index.......................... 2004      31.39         33.89        0.00
MFS Investors Trust.......................... 2004       7.48          8.26        0.00
MFS Research International................... 2004       9.57         10.95        0.00
MFS Total Return............................. 2004      33.48         36.27        0.00
Morgan Stanley EAFE(R) Index................. 2004       9.27         10.75        0.00
Neuberger Berman Mid Cap Value............... 2004      18.00         20.93        0.00
Neuberger Berman Real Estate................. 2004       9.99         12.78        0.00
Oppenheimer Global Equity.................... 2004      12.25         14.09        0.00
PIMCO Total Return........................... 2004      11.46         11.83        0.00
RCM Global Technology........................ 2004       4.09          4.24        0.00
Russell 2000(R) Index........................ 2004      13.07         14.91        0.00
Salomon Brothers Strategic Bond Opportunities 2004      17.70         18.70        0.00
Salomon Brothers US Government............... 2004      14.63         14.92        1.27
T. Rowe Price Large Cap...................... 2004      10.83         11.69        0.00
T. Rowe Price Mid-Cap Growth................. 2004       6.16          6.96        0.00
T. RowePrice Small Cap....................... 2004      11.90         12.64        0.00

                                   GROUP II


L CLASS WITH GREATER OF ANNUAL STEP-UP OR 5% ANNUAL INCREASE DEATH BENEFIT AND
                         EARNINGS PRESERVATION BENEFIT



                                                                                NUMBER OF
                                                   INCEPTION DATE              ACCUMULATION
                                                    MAY 1, 2004   END OF YEAR  UNITS END OF
                                                    ACCUMULATION  ACCUMULATION   YEAR (IN
             INVESTMENT DIVISION              YEAR   UNIT VALUE    UNIT VALUE   THOUSANDS)
             -------------------              ---- -------------- ------------ ------------
BlackRock Aggressive Growth.................. 2004     $30.00        $33.11        0.00
BlackRock Bond Income........................ 2004      37.45         38.62        0.00
BlackRock Diversified........................ 2004      31.18         33.49        0.04
BlackRock Investment Trust................... 2004      51.41         56.47        1.20
BlackRock Large Cap Value.................... 2004      10.54         11.57        0.00
BlackRock Legacy Large Cap Growth............ 2004      21.70         23.66        0.00
BlackRock Strategic Value.................... 2004      15.68         17.56        0.00
Davis Venture Value.......................... 2004      26.73         28.63        0.03
FI International Stock....................... 2004      10.79         12.26        0.14
FI Mid Cap Opportunities..................... 2004      13.93         15.61        0.00
FI Value Leaders............................. 2004      21.30         23.91        0.04
Franklin Templeton Small Cap Growth.......... 2004       8.62          9.50        0.00
Harris Oakmark Focused Value................. 2004      27.88         30.12        0.02
Harris Oakmark International................. 2004      11.82         13.65        0.09
Harris Oakmark Large Cap Value............... 2004      11.67         12.54        0.00
Janus Aggressive Growth...................... 2004       6.45          6.98        0.00
Lehman Brothers(R) Aggregate Bond Index...... 2004      11.94         12.23        0.00
Loomis Sayles Small Cap...................... 2004      21.83         24.62        0.00
Lord Abbett Bond Debenture................... 2004      15.08         15.99        0.19
Met/AIM Mid Cap Core Equity.................. 2004      12.33         13.26        0.00
Met/AIM Small Cap Growth..................... 2004      11.16         11.90        0.00
Met/Putnam Voyager/(g)/...................... 2004       4.10          4.26        0.00
MetLife Mid Cap Stock Index.................. 2004      11.34         12.64        0.00
MetLife Stock Index.......................... 2004      30.74         33.15        2.03
MFS Investors Trust.......................... 2004       7.42          8.19        0.00
MFS Research International................... 2004       9.52         10.89        0.00
MFS Total Return............................. 2004      32.63         35.32        0.04
Morgan Stanley EAFE(R) Index................. 2004       9.20         10.65        0.00
Neuberger Berman Mid Cap Value............... 2004      17.86         20.73        0.10
Neuberger Berman Real Estate................. 2004       9.99         12.77        4.98
Oppenheimer Global Equity.................... 2004      12.12         13.92        0.00
PIMCO Total Return........................... 2004      11.40         11.76        0.26
RCM Global Technology........................ 2004       4.07          4.22        0.00
Russell 2000(R) Index........................ 2004      12.96         14.77        0.00
Salomon Brothers Strategic Bond Opportunities 2004      17.45         18.41        0.07
Salomon Brothers US Government............... 2004      14.42         14.70        2.76
T. Rowe Price Large Cap...................... 2004      10.74         11.59        0.43
T. Rowe Price Mid-Cap Growth................. 2004       6.13          6.92        0.00
T. RowePrice Small Cap....................... 2004      11.77         12.49        0.00

                                   GROUP II


                            BLACKROCK MONEY MARKET



                                                                                            NUMBER OF
                                                                                        ACCUMULATION UNITS
                                                                                           END OF YEAR
                                                           INCEPTION DATE                 (IN THOUSANDS)
                                                            MAY 1, 2004   END OF YEAR  --------------------
                                                            ACCUMULATION  ACCUMULATION   GMIB       GMIB
                         MIX                          YEAR   UNIT VALUE    UNIT VALUE  VERSION I VERSION II
                         ---                          ---- -------------- ------------ --------- ----------
B Class, Basic Death Benefit and Guaranteed
Minimum Income Benefit............................... 2004     $22.72        $22.60      50.36       0
B Class, Earnings Preservation Benefit and
Guaranteed Minimum Income Benefit.................... 2004      21.59         21.42          0       0
B Class, Annual Step-Up Death Benefit and
Guaranteed Minimum Income Benefit.................... 2004      21.81         21.65      28.91       0
B Class, Annual Step-Up Death Benefit, Earnings
Preservation Benefit and Guaranteed Minimum
Income Benefit....................................... 2004      20.73         20.53          0       0
B Class, Greater of Annual Step-up or 5% Annual
Increase Death Benefit and Guaranteed Minimum
Income Benefit....................................... 2004      21.16         20.97          0       0
B Class, Greater of Annual Step-up or 5% Annual
Increase Death Benefit, Earnings Preservation Benefit
and Guaranteed Minimum Income Benefit................ 2004      20.11         19.88          0       0
Bonus Class, Basic Death Benefit and Guaranteed
Minimum Income Benefit............................... 2004      20.73         20.53      33.22       0
Bonus Class, Earnings Preservation Benefit and
Guaranteed Minimum Income Benefit.................... 2004      19.70         19.46          0       0
Bonus Class, Annual Step-Up Death Benefit and
Guaranteed Minimum Income Benefit.................... 2004      19.90         19.67       1.07       0
Bonua Class, Annual Step-Up Death Benefit, Earnings
Preservation Benefit and Guaranteed Minimum
Income Benefit....................................... 2004      18.91         18.65          0       0
Bonus Class, Greater of Annual Step-up or 5% Annual
Increase Death Benefit and Guaranteed Minimum
Income Benefit....................................... 2004      19.30         19.05          0       0
L Class, Basic Death Benefit and Guaranteed
Minimum Income Benefit............................... 2004      21.59         21.42          0       0
L Class, Earnings Preservation Benefit and
Guaranteed Minimum Income Benefit.................... 2004      20.52         20.31          0       0
L Class, Annual Step-Up Death Benefit and
Guaranteed Minimum Income Benefit.................... 2004      20.73         20.53          0       0
L Class, Annual Step-Up Death Benefit, Earnings
Preservation Benefit and Guaranteed Minimum
Income Benefit....................................... 2004      19.70         19.46          0       0
L Class, Greater of Annual Step-up or 5% Annual
Increase Death Benefit and Guaranteed Minimum
Income Benefit....................................... 2004      20.11         19.88          0       0
L Class, Greater of Annual Step-up or 5% Annual
Increase Death Benefit, Earnings Preservation Benefit
and Guaranteed Minimum Income Benefit................ 2004      19.11         18.85          0       0

--------

/(g)/ The assets in this investment division merged into the Jennison Growth
      Division prior to the opening of business on May 2, 2005 This investment division is no longer available under the Deferred Annuity.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyholders of
Metropolitan Life Separate Account E
and the Board of Directors of
Metropolitan Life Insurance Company:

We have audited the accompanying statement of assets and liabilities of the Investment Divisions (as disclosed in Note 1 to the financial statements) comprising Metropolitan Life Separate Account E (the "Separate Account") of Metropolitan Life Insurance Company ("Metropolitan Life") as of December 31, 2004 and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Investment Divisions comprising the Separate Account of Metropolitan Life as of December 31, 2004, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Certified Public Accountants
Tampa, FL

March 23, 2005

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                             AT DECEMBER 31, 2004



                                                        STATE STREET RESEARCH
                                                          INVESTMENT TRUST        VARIABLE B          VARIABLE C
                                                         INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION
                                                        --------------------- ------------------- -------------------
ASSETS:
INVESTMENTS AT VALUE:
METROPOLITAN SERIES FUND, INC. ("METROPOLITAN FUND")
State Street Research Investment Trust Portfolio
 (52,451,874 shares; cost $1,738,339,355)..............   $  1,423,569,314     $              --  $               --
State Street Research Investment Trust Portfolio
 (1,411,515 shares; cost $47,162,512)..................                 --            38,322,626                  --
State Street Research Investment Trust Portfolio
 (95,267 shares; cost $2,675,824)......................                 --                    --           2,586,485
State Street Research Diversified Portfolio
 (93,701,625 shares; cost $1,590,446,750)..............                 --                    --                  --
State Street Research Aggressive Growth Portfolio
 (36,286,842 shares; cost $943,791,043)................                 --                    --                  --
MetLife Stock Index Portfolio
 (97,945,847 shares; cost $2,981,055,580)..............                 --                    --                  --
FI International Stock Portfolio
 (17,742,500 shares; cost $162,725,167)................                 --                    --                  --
FI Mid Cap Opportunities Portfolio
 (43,832,633 shares; cost $986,223,068)................                 --                    --                  --
T. Rowe Price Small Cap Growth Portfolio
 (17,883,042 shares; cost $192,372,114)................                 --                    --                  --
Scudder Global Equity Portfolio
 (13,203,591 shares; cost $163,178,992)................                 --                    --                  --
Harris Oakmark Large Cap Value Portfolio
 (29,598,794 shares; cost $333,541,631)................                 --                    --                  --
Neuberger Berman Partners Mid Cap Value Portfolio
 (17,347,508 shares; cost $271,889,730)................                 --                    --                  --
T. Rowe Price Large Cap Growth Portfolio
 (13,688,347 shares; cost $166,600,654)................                 --                    --                  --
Lehman Brothers Aggregate Bond Index Portfolio
 (55,349,426 shares; cost $592,230,462)................                 --                    --                  --
Morgan Stanley EAFE Index Portfolio
 (20,824,326 shares; cost $183,115,306)................                 --                    --                  --
Russell 2000 Index Portfolio
 (17,318,301 shares; cost $186,230,545)................                 --                    --                  --
Met/Putnam Voyager Portfolio
 (6,943,324 shares; cost $29,889,486)..................                 --                    --                  --
State Street Research Aurora Portfolio
 (28,358,169 shares; cost $410,959,654)................                 --                    --                  --
MetLife Mid Cap Stock Index Portfolio
 (16,320,398 shares; cost $177,657,615)................                 --                    --                  --
Franklin Templeton Small Cap Growth Portfolio
 (3,771,993 shares; cost $32,043,342)..................                 --                    --                  --
State Street Research Large Cap Value Portfolio
 (4,223,207 shares; cost $44,743,027)..................                 --                    --                  --
State Street Research Bond Income Portfolio
 (4,223,818 shares; cost $455,617,452).................                 --                    --                  --
State Street Research Money Market Portfolio
 (230,055 shares; cost $23,005,570)....................                 --                    --                  --
Davis Venture Value Portfolio
 (6,783,687 shares; cost $165,710,704).................                 --                    --                  --
Loomis Sayles Small Cap Portfolio
 (175,506 shares; cost $30,505,249)....................                 --                    --                  --
MFS Investors Trust Portfolio
 (2,220,005 shares; cost $17,347,263)..................                 --                    --                  --
Harris Oakmark Focused Value Portfolio
 (1,349,138 shares; cost $264,521,227).................                 --                    --                  --
Salomon Brothers Strategic Bond Opportunities Portfolio
 (10,877,009 shares; cost $133,529,089)................                 --                    --                  --
Salomon Brothers U.S. Government Portfolio
 (10,031,703 shares; cost $123,175,925)................                 --                    --                  --
                                                          ----------------     -----------------  ------------------
Total investments......................................      1,423,569,314            38,322,626           2,586,485
Cash and Accounts Receivable...........................                 --                    --                  --
                                                          ----------------     -----------------  ------------------
Total assets...........................................      1,423,569,314            38,322,626           2,586,485
LIABILITIES:
Due to Metropolitan Life Insurance Company.............             47,897                65,625              14,887
                                                          ----------------     -----------------  ------------------
NET ASSETS.............................................   $  1,423,521,417     $      38,257,001  $        2,571,598
                                                          ================     =================  ==================
Outstanding Units (In Thousands).......................             41,534                   280                  16
Unit Fair Values.......................................   $11.89 to $70.82     $38.22 to $145.78  $145.78 to $175.32

                                                        STATE STREET RESEARCH
                                                             DIVERSIFIED
                                                         INVESTMENT DIVISION
                                                        ---------------------
ASSETS:
INVESTMENTS AT VALUE:
METROPOLITAN SERIES FUND, INC. ("METROPOLITAN FUND")
State Street Research Investment Trust Portfolio
 (52,451,874 shares; cost $1,738,339,355)..............   $             --
State Street Research Investment Trust Portfolio
 (1,411,515 shares; cost $47,162,512)..................                 --
State Street Research Investment Trust Portfolio
 (95,267 shares; cost $2,675,824)......................                 --
State Street Research Diversified Portfolio
 (93,701,625 shares; cost $1,590,446,750)..............      1,509,231,849
State Street Research Aggressive Growth Portfolio
 (36,286,842 shares; cost $943,791,043)................                 --
MetLife Stock Index Portfolio
 (97,945,847 shares; cost $2,981,055,580)..............                 --
FI International Stock Portfolio
 (17,742,500 shares; cost $162,725,167)................                 --
FI Mid Cap Opportunities Portfolio
 (43,832,633 shares; cost $986,223,068)................                 --
T. Rowe Price Small Cap Growth Portfolio
 (17,883,042 shares; cost $192,372,114)................                 --
Scudder Global Equity Portfolio
 (13,203,591 shares; cost $163,178,992)................                 --
Harris Oakmark Large Cap Value Portfolio
 (29,598,794 shares; cost $333,541,631)................                 --
Neuberger Berman Partners Mid Cap Value Portfolio
 (17,347,508 shares; cost $271,889,730)................                 --
T. Rowe Price Large Cap Growth Portfolio
 (13,688,347 shares; cost $166,600,654)................                 --
Lehman Brothers Aggregate Bond Index Portfolio
 (55,349,426 shares; cost $592,230,462)................                 --
Morgan Stanley EAFE Index Portfolio
 (20,824,326 shares; cost $183,115,306)................                 --
Russell 2000 Index Portfolio
 (17,318,301 shares; cost $186,230,545)................                 --
Met/Putnam Voyager Portfolio
 (6,943,324 shares; cost $29,889,486)..................                 --
State Street Research Aurora Portfolio
 (28,358,169 shares; cost $410,959,654)................                 --
MetLife Mid Cap Stock Index Portfolio
 (16,320,398 shares; cost $177,657,615)................                 --
Franklin Templeton Small Cap Growth Portfolio
 (3,771,993 shares; cost $32,043,342)..................                 --
State Street Research Large Cap Value Portfolio
 (4,223,207 shares; cost $44,743,027)..................                 --
State Street Research Bond Income Portfolio
 (4,223,818 shares; cost $455,617,452).................                 --
State Street Research Money Market Portfolio
 (230,055 shares; cost $23,005,570)....................                 --
Davis Venture Value Portfolio
 (6,783,687 shares; cost $165,710,704).................                 --
Loomis Sayles Small Cap Portfolio
 (175,506 shares; cost $30,505,249)....................                 --
MFS Investors Trust Portfolio
 (2,220,005 shares; cost $17,347,263)..................                 --
Harris Oakmark Focused Value Portfolio
 (1,349,138 shares; cost $264,521,227).................                 --
Salomon Brothers Strategic Bond Opportunities Portfolio
 (10,877,009 shares; cost $133,529,089)................                 --
Salomon Brothers U.S. Government Portfolio
 (10,031,703 shares; cost $123,175,925)................                 --
                                                          ----------------
Total investments......................................      1,509,231,849
Cash and Accounts Receivable...........................                 --
                                                          ----------------
Total assets...........................................      1,509,231,849
LIABILITIES:
Due to Metropolitan Life Insurance Company.............             83,374
                                                          ----------------
NET ASSETS.............................................   $  1,509,148,475
                                                          ================
Outstanding Units (In Thousands).......................             49,415
Unit Fair Values.......................................   $11.80 to $43.58

                      See Notes to Financial Statements.

STATE STREET RESEARCH         METLIFE                 FI                  FI MID CAP             T. ROWE PRICE
  AGGRESSIVE GROWTH         STOCK INDEX       INTERNATIONAL STOCK        OPPORTUNITIES         SMALL CAP GROWTH
 INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION (C)   INVESTMENT DIVISION
---------------------   -------------------   -------------------   -----------------------   -------------------
  $             --       $             --      $             --        $             --        $             --
                --                     --                    --                      --                      --
                --                     --                    --                      --                      --
                --                     --                    --                      --                      --
       735,691,813                     --                    --                      --                      --
                --          3,156,221,101                    --                      --                      --
                --                     --           203,839,395                      --                      --
                --                     --                    --             715,754,461                      --
                --                     --                    --                      --             243,486,555
                --                     --                    --                      --                      --
                --                     --                    --                      --                      --
                --                     --                    --                      --                      --
                --                     --                    --                      --                      --
                --                     --                    --                      --                      --
                --                     --                    --                      --                      --
                --                     --                    --                      --                      --
                --                     --                    --                      --                      --
                --                     --                    --                      --                      --
                --                     --                    --                      --                      --
                --                     --                    --                      --                      --
                --                     --                    --                      --                      --
                --                     --                    --                      --                      --
                --                     --                    --                      --                      --
                --                     --                    --                      --                      --
                --                     --                    --                      --                      --
                --                     --                    --                      --                      --
                --                     --                    --                      --                      --
                --                     --                    --                      --                      --
                --                     --                    --                      --                      --
  ----------------       ----------------      ----------------        ----------------        ----------------
       735,691,813          3,156,221,101           203,839,395             715,754,461             243,486,555
                --                     --                    --                      --                      --
  ----------------       ----------------      ----------------        ----------------        ----------------
       735,691,813          3,156,221,101           203,839,395             715,754,461             243,486,555
            17,732                338,069                18,763                  37,379                  18,305
  ----------------       ----------------      ----------------        ----------------        ----------------
  $    735,674,081       $  3,155,883,032      $    203,820,632        $    715,717,082        $    243,468,250
  ================       ================      ================        ================        ================
            25,212                 85,759                13,333                  41,657                  17,980
  $12.66 to $43.03       $11.11 to $41.93      $11.94 to $16.11        $11.44 to $17.57        $12.30 to $13.86

      SCUDDER           HARRIS OAKMARK
   GLOBAL EQUITY        LARGE CAP VALUE
INVESTMENT DIVISION   INVESTMENT DIVISION
-------------------   -------------------
 $             --      $             --
               --                    --
               --                    --
               --                    --
               --                    --
               --                    --
               --                    --
               --                    --
               --                    --
      172,765,463                    --
               --           395,225,203
               --                    --
               --                    --
               --                    --
               --                    --
               --                    --
               --                    --
               --                    --
               --                    --
               --                    --
               --                    --
               --                    --
               --                    --
               --                    --
               --                    --
               --                    --
               --                    --
               --                    --
               --                    --
 ----------------      ----------------
      172,765,463           395,225,203
               --                    --
 ----------------      ----------------
      172,765,463           395,225,203
           14,651               110,320
 ----------------      ----------------
 $    172,750,812      $    395,114,883
 ================      ================
           11,373                29,630
 $12.93 to $15.56      $11.85 to $13.75

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                             AT DECEMBER 31, 2004


                                                        NEUBERGER BERMAN PARTNERS    T. ROWE PRICE      LEHMAN BROTHERS
                                                              MID CAP VALUE        LARGE CAP GROWTH   AGGREGATE BOND INDEX
                                                           INVESTMENT DIVISION    INVESTMENT DIVISION INVESTMENT DIVISION
                                                        ------------------------- ------------------- --------------------
ASSETS:
INVESTMENTS AT VALUE:
METROPOLITAN SERIES FUND, INC. ("METROPOLITAN FUND")
State Street Research Investment Trust Portfolio
 (52,451,874 shares; cost $1,738,339,355)..............     $             --       $             --     $             --
State Street Research Investment Trust Portfolio
 (1,411,515 shares; cost $47,162,512)..................                   --                     --                   --
State Street Research Investment Trust Portfolio
 (95,267 shares; cost $2,675,824)......................                   --                     --                   --
State Street Research Diversified Portfolio
 (93,701,625 shares; cost $1,590,446,750)..............                   --                     --                   --
State Street Research Aggressive Growth Portfolio
 (36,286,842 shares; cost $943,791,043)................                   --                     --                   --
MetLife Stock Index Portfolio
 (97,945,847 shares; cost $2,981,055,580)..............                   --                     --                   --
FI International Stock Portfolio
 (17,742,500 shares; cost $162,725,167)................                   --                     --                   --
FI Mid Cap Opportunities Portfolio
 (43,832,633 shares; cost $986,223,068)................                   --                     --                   --
T. Rowe Price Small Cap Growth Portfolio
 (17,883,042 shares; cost $192,372,114)................                   --                     --                   --
Scudder Global Equity Portfolio
 (13,203,591 shares; cost $163,178,992)................                   --                     --                   --
Harris Oakmark Large Cap Value Portfolio
 (29,598,794 shares; cost $333,541,631)................                   --                     --                   --
Neuberger Berman Partners Mid Cap Value Portfolio
 (17,347,508 shares; cost $271,889,730)................          358,107,646                     --                   --
T. Rowe Price Large Cap Growth Portfolio
 (13,688,347 shares; cost $166,600,654)................                   --            174,666,261                   --
Lehman Brothers Aggregate Bond Index Portfolio
 (55,349,426 shares; cost $592,230,462)................                   --                     --          607,793,131
Morgan Stanley EAFE Index Portfolio
 (20,824,326 shares; cost $183,115,306)................                   --                     --                   --
Russell 2000 Index Portfolio
 (17,318,301 shares; cost $186,230,545)................                   --                     --                   --
Met/Putnam Voyager Portfolio
 (6,943,324 shares; cost $29,889,486)..................                   --                     --                   --
State Street Research Aurora Portfolio
 (28,358,169 shares; cost $410,959,654)................                   --                     --                   --
MetLife Mid Cap Stock Index Portfolio
 (16,320,398 shares; cost $177,657,615)................                   --                     --                   --
Franklin Templeton Small Cap Growth Portfolio
 (3,771,993 shares; cost $32,043,342)..................                   --                     --                   --
State Street Research Large Cap Value Portfolio
 (4,223,207 shares; cost $44,743,027)..................                   --                     --                   --
State Street Research Bond Income Portfolio
 (4,223,818 shares; cost $455,617,452).................                   --                     --                   --
State Street Research Money Market Portfolio
 (230,055 shares; cost $23,005,570)....................                   --                     --                   --
Davis Venture Value Portfolio
 (6,783,687 shares; cost $165,710,704).................                   --                     --                   --
Loomis Sayles Small Cap Portfolio
 (175,506 shares; cost $30,505,249)....................                   --                     --                   --
MFS Investors Trust Portfolio
 (2,220,005 shares; cost $17,347,263)..................                   --                     --                   --
Harris Oakmark Focused Value Portfolio
 (1,349,138 shares; cost $264,521,227).................                   --                     --                   --
Salomon Brothers Strategic Bond Opportunities Portfolio
 (10,877,009 shares; cost $133,529,089)................                   --                     --                   --
Salomon Brothers U.S. Government Portfolio
 (10,031,703 shares; cost $123,175,925)................                   --                     --                   --
                                                            ----------------       ----------------     ----------------
Total investments......................................          358,107,646            174,666,261          607,793,131
Cash and Accounts Receivable...........................                   --                     --                   --
                                                            ----------------       ----------------     ----------------
Total assets...........................................          358,107,646            174,666,261          607,793,131
LIABILITIES:
Due to Metropolitan Life Insurance Company.............               75,011                 31,394              230,011
                                                            ----------------       ----------------     ----------------
NET ASSETS.............................................     $    358,032,635       $    174,634,867     $    607,563,120
                                                            ================       ================     ================
Outstanding Units (In Thousands).......................               16,215                 14,179               46,561
Unit Fair Values.......................................     $14.37 to $22.61       $11.45 to $12.58     $11.21 to $13.50

                                                          MORGAN STANLEY
                                                            EAFE INDEX
                                                        INVESTMENT DIVISION
                                                        -------------------
ASSETS:
INVESTMENTS AT VALUE:
METROPOLITAN SERIES FUND, INC. ("METROPOLITAN FUND")
State Street Research Investment Trust Portfolio
 (52,451,874 shares; cost $1,738,339,355)..............  $             --
State Street Research Investment Trust Portfolio
 (1,411,515 shares; cost $47,162,512)..................                --
State Street Research Investment Trust Portfolio
 (95,267 shares; cost $2,675,824)......................                --
State Street Research Diversified Portfolio
 (93,701,625 shares; cost $1,590,446,750)..............                --
State Street Research Aggressive Growth Portfolio
 (36,286,842 shares; cost $943,791,043)................                --
MetLife Stock Index Portfolio
 (97,945,847 shares; cost $2,981,055,580)..............                --
FI International Stock Portfolio
 (17,742,500 shares; cost $162,725,167)................                --
FI Mid Cap Opportunities Portfolio
 (43,832,633 shares; cost $986,223,068)................                --
T. Rowe Price Small Cap Growth Portfolio
 (17,883,042 shares; cost $192,372,114)................                --
Scudder Global Equity Portfolio
 (13,203,591 shares; cost $163,178,992)................                --
Harris Oakmark Large Cap Value Portfolio
 (29,598,794 shares; cost $333,541,631)................                --
Neuberger Berman Partners Mid Cap Value Portfolio
 (17,347,508 shares; cost $271,889,730)................                --
T. Rowe Price Large Cap Growth Portfolio
 (13,688,347 shares; cost $166,600,654)................                --
Lehman Brothers Aggregate Bond Index Portfolio
 (55,349,426 shares; cost $592,230,462)................                --
Morgan Stanley EAFE Index Portfolio
 (20,824,326 shares; cost $183,115,306)................       241,659,414
Russell 2000 Index Portfolio
 (17,318,301 shares; cost $186,230,545)................                --
Met/Putnam Voyager Portfolio
 (6,943,324 shares; cost $29,889,486)..................                --
State Street Research Aurora Portfolio
 (28,358,169 shares; cost $410,959,654)................                --
MetLife Mid Cap Stock Index Portfolio
 (16,320,398 shares; cost $177,657,615)................                --
Franklin Templeton Small Cap Growth Portfolio
 (3,771,993 shares; cost $32,043,342)..................                --
State Street Research Large Cap Value Portfolio
 (4,223,207 shares; cost $44,743,027)..................                --
State Street Research Bond Income Portfolio
 (4,223,818 shares; cost $455,617,452).................                --
State Street Research Money Market Portfolio
 (230,055 shares; cost $23,005,570)....................                --
Davis Venture Value Portfolio
 (6,783,687 shares; cost $165,710,704).................                --
Loomis Sayles Small Cap Portfolio
 (175,506 shares; cost $30,505,249)....................                --
MFS Investors Trust Portfolio
 (2,220,005 shares; cost $17,347,263)..................                --
Harris Oakmark Focused Value Portfolio
 (1,349,138 shares; cost $264,521,227).................                --
Salomon Brothers Strategic Bond Opportunities Portfolio
 (10,877,009 shares; cost $133,529,089)................                --
Salomon Brothers U.S. Government Portfolio
 (10,031,703 shares; cost $123,175,925)................                --
                                                         ----------------
Total investments......................................       241,659,414
Cash and Accounts Receivable...........................                --
                                                         ----------------
Total assets...........................................       241,659,414
LIABILITIES:
Due to Metropolitan Life Insurance Company.............            82,574
                                                         ----------------
NET ASSETS.............................................  $    241,576,840
                                                         ================
Outstanding Units (In Thousands).......................            21,203
Unit Fair Values.......................................  $10.52 to $13.94

                      See Notes to Financial Statements.

      RUSSELL             MET/PUTNAM        STATE STREET RESEARCH     METLIFE MID CAP     FRANKLIN TEMPLETON
    2000 INDEX              VOYAGER                AURORA               STOCK INDEX        SMALL CAP GROWTH
INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
-------------------   -------------------   ---------------------   -------------------   -------------------

 $             --       $            --       $             --       $             --       $            --

               --                    --                     --                     --                    --

               --                    --                     --                     --                    --

               --                    --                     --                     --                    --

               --                    --                     --                     --                    --

               --                    --                     --                     --                    --

               --                    --                     --                     --                    --

               --                    --                     --                     --                    --

               --                    --                     --                     --                    --

               --                    --                     --                     --                    --

               --                    --                     --                     --                    --

               --                    --                     --                     --                    --

               --                    --                     --                     --                    --

               --                    --                     --                     --                    --

               --                    --                     --                     --                    --

      242,184,863                    --                     --                     --                    --

               --            32,869,886                     --                     --                    --

               --                    --            542,528,229                     --                    --

               --                    --                     --            223,332,197                    --

               --                    --                     --                     --            38,958,289

               --                    --                     --                     --                    --

               --                    --                     --                     --                    --

               --                    --                     --                     --                    --

               --                    --                     --                     --                    --

               --                    --                     --                     --                    --

               --                    --                     --                     --                    --

               --                    --                     --                     --                    --

               --                    --                     --                     --                    --

               --                    --                     --                     --                    --
 ----------------       ---------------       ----------------       ----------------       ---------------
      242,184,863            32,869,886            542,528,229            223,332,197            38,958,289
               --                    --                     --                     --                    --
 ----------------       ---------------       ----------------       ----------------       ---------------
      242,184,863            32,869,886            542,528,229            223,332,197            38,958,289
           53,719                 5,232                138,663                 65,556                14,950
 ----------------       ---------------       ----------------       ----------------       ---------------
 $    242,131,144       $    32,864,654       $    542,389,566       $    223,266,641       $    38,943,339
 ================       ===============       ================       ================       ===============
           15,280                 7,341                 29,577                 16,858                 3,958
 $13.77 to $16.30       $4.23 to $10.98       $13.23 to $18.67       $12.53 to $13.53       $9.44 to $11.19

STATE STREET RESEARCH   STATE STREET RESEARCH
   LARGE CAP VALUE           BOND INCOME
 INVESTMENT DIVISION     INVESTMENT DIVISION
---------------------   ---------------------

  $             --        $             --

                --                      --

                --                      --

                --                      --

                --                      --

                --                      --

                --                      --

                --                      --

                --                      --

                --                      --

                --                      --

                --                      --

                --                      --

                --                      --

                --                      --

                --                      --

                --                      --

                --                      --

                --                      --

                --                      --

        51,007,160                      --

                --             479,607,258

                --                      --

                --                      --

                --                      --

                --                      --

                --                      --

                --                      --

                --                      --
  ----------------        ----------------
        51,007,160             479,607,258
                --                      --
  ----------------        ----------------
        51,007,160             479,607,258
            25,841                  77,531
  ----------------        ----------------
  $     50,981,319        $    479,529,727
  ================        ================
             4,309                  16,511
  $11.18 to $11.97        $11.35 to $53.22

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                             AT DECEMBER 31, 2004



                                                        STATE STREET RESEARCH        DAVIS           LOOMIS SAYLES
                                                            MONEY MARKET         VENTURE VALUE         SMALL CAP
                                                         INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION
                                                        --------------------- ------------------- -------------------
ASSETS:
INVESTMENTS AT VALUE:
METROPOLITAN SERIES FUND, INC. ("METROPOLITAN FUND")
State Street Research Investment Trust Portfolio
 (52,451,874 shares; cost $1,738,339,355)..............   $             --     $             --    $             --
State Street Research Investment Trust Portfolio
 (1,411,515 shares; cost $47,162,512)..................                 --                   --                  --
State Street Research Investment Trust Portfolio
 (95,267 shares; cost $2,675,824)......................                 --                   --                  --
State Street Research Diversified Portfolio
 (93,701,625 shares; cost $1,590,446,750)..............                 --                   --                  --
State Street Research Aggressive Growth Portfolio
 (36,286,842 shares; cost $943,791,043)................                 --                   --                  --
MetLife Stock Index Portfolio
 (97,945,847 shares; cost $2,981,055,580)..............                 --                   --                  --
FI International Stock Portfolio
 (17,742,500 shares; cost $162,725,167)................                 --                   --                  --
FI Mid Cap Opportunities Portfolio
 (43,832,633 shares; cost $986,223,068)................                 --                   --                  --
T. Rowe Price Small Cap Growth Portfolio
 (17,883,042 shares; cost $192,372,114)................                 --                   --                  --
Scudder Global Equity Portfolio
 (13,203,591 shares; cost $163,178,992)................                 --                   --                  --
Harris Oakmark Large Cap Value Portfolio
 (29,598,794 shares; cost $333,541,631)................                 --                   --                  --
Neuberger Berman Partners Mid Cap Value Portfolio
 (17,347,508 shares; cost $271,889,730)................                 --                   --                  --
T. Rowe Price Large Cap Growth Portfolio
 (13,688,347 shares; cost $166,600,654)................                 --                   --                  --
Lehman Brothers Aggregate Bond Index Portfolio
 (55,349,426 shares; cost $592,230,462)................                 --                   --                  --
Morgan Stanley EAFE Index Portfolio
 (20,824,326 shares; cost $183,115,306)................                 --                   --                  --
Russell 2000 Index Portfolio
 (17,318,301 shares; cost $186,230,545)................                 --                   --                  --
Met/Putnam Voyager Portfolio
 (6,943,324 shares; cost $29,889,486)..................                 --                   --                  --
State Street Research Aurora Portfolio
 (28,358,169 shares; cost $410,959,654)................                 --                   --                  --
MetLife Mid Cap Stock Index Portfolio
 (16,320,398 shares; cost $177,657,615)................                 --                   --                  --
Franklin Templeton Small Cap Growth Portfolio
 (3,771,993 shares; cost $32,043,342)..................                 --                   --                  --
State Street Research Large Cap Value Portfolio
 (4,223,207 shares; cost $44,743,027)..................                 --                   --                  --
State Street Research Bond Income Portfolio
 (4,223,818 shares; cost $455,617,452).................                 --                   --                  --
State Street Research Money Market Portfolio
 (230,055 shares; cost $23,005,570)....................         23,005,570                   --                  --
Davis Venture Value Portfolio
 (6,783,687 shares; cost $165,710,704).................                 --          191,076,693                  --
Loomis Sayles Small Cap Portfolio
 (175,506 shares; cost $30,505,249)....................                 --                   --          38,645,194
MFS Investors Trust Portfolio
 (2,220,005 shares; cost $17,347,263)..................                 --                   --                  --
Harris Oakmark Focused Value Portfolio
 (1,349,138 shares; cost $264,521,227).................                 --                   --                  --
Salomon Brothers Strategic Bond Opportunities Portfolio
 (10,877,009 shares; cost $133,529,089)................                 --                   --                  --
Salomon Brothers U.S. Government Portfolio
 (10,031,703 shares; cost $123,175,925)................                 --                   --                  --
                                                          ----------------     ----------------    ----------------
Total investments......................................         23,005,570          191,076,693          38,645,194
Cash and Accounts Receivable...........................                 --                   --                  --
                                                          ----------------     ----------------    ----------------
Total assets...........................................         23,005,570          191,076,693          38,645,194
LIABILITIES:
Due to Metropolitan Life Insurance Company.............             14,844               63,605               9,666
                                                          ----------------     ----------------    ----------------
NET ASSETS.............................................   $     22,990,726     $    191,013,088    $     38,635,528
                                                          ================     ================    ================
Outstanding Units (In Thousands).......................              1,090                6,062               1,424
Unit Fair Values.......................................   $18.26 to $23.09     $12.62 to $32.99    $12.66 to $28.47

                                                                MFS
                                                          INVESTORS TRUST
                                                        INVESTMENT DIVISION
                                                        -------------------
ASSETS:
INVESTMENTS AT VALUE:
METROPOLITAN SERIES FUND, INC. ("METROPOLITAN FUND")
State Street Research Investment Trust Portfolio
 (52,451,874 shares; cost $1,738,339,355)..............   $           --
State Street Research Investment Trust Portfolio
 (1,411,515 shares; cost $47,162,512)..................               --
State Street Research Investment Trust Portfolio
 (95,267 shares; cost $2,675,824)......................               --
State Street Research Diversified Portfolio
 (93,701,625 shares; cost $1,590,446,750)..............               --
State Street Research Aggressive Growth Portfolio
 (36,286,842 shares; cost $943,791,043)................               --
MetLife Stock Index Portfolio
 (97,945,847 shares; cost $2,981,055,580)..............               --
FI International Stock Portfolio
 (17,742,500 shares; cost $162,725,167)................               --
FI Mid Cap Opportunities Portfolio
 (43,832,633 shares; cost $986,223,068)................               --
T. Rowe Price Small Cap Growth Portfolio
 (17,883,042 shares; cost $192,372,114)................               --
Scudder Global Equity Portfolio
 (13,203,591 shares; cost $163,178,992)................               --
Harris Oakmark Large Cap Value Portfolio
 (29,598,794 shares; cost $333,541,631)................               --
Neuberger Berman Partners Mid Cap Value Portfolio
 (17,347,508 shares; cost $271,889,730)................               --
T. Rowe Price Large Cap Growth Portfolio
 (13,688,347 shares; cost $166,600,654)................               --
Lehman Brothers Aggregate Bond Index Portfolio
 (55,349,426 shares; cost $592,230,462)................               --
Morgan Stanley EAFE Index Portfolio
 (20,824,326 shares; cost $183,115,306)................               --
Russell 2000 Index Portfolio
 (17,318,301 shares; cost $186,230,545)................               --
Met/Putnam Voyager Portfolio
 (6,943,324 shares; cost $29,889,486)..................               --
State Street Research Aurora Portfolio
 (28,358,169 shares; cost $410,959,654)................               --
MetLife Mid Cap Stock Index Portfolio
 (16,320,398 shares; cost $177,657,615)................               --
Franklin Templeton Small Cap Growth Portfolio
 (3,771,993 shares; cost $32,043,342)..................               --
State Street Research Large Cap Value Portfolio
 (4,223,207 shares; cost $44,743,027)..................               --
State Street Research Bond Income Portfolio
 (4,223,818 shares; cost $455,617,452).................               --
State Street Research Money Market Portfolio
 (230,055 shares; cost $23,005,570)....................               --
Davis Venture Value Portfolio
 (6,783,687 shares; cost $165,710,704).................               --
Loomis Sayles Small Cap Portfolio
 (175,506 shares; cost $30,505,249)....................               --
MFS Investors Trust Portfolio
 (2,220,005 shares; cost $17,347,263)..................       20,313,088
Harris Oakmark Focused Value Portfolio
 (1,349,138 shares; cost $264,521,227).................               --
Salomon Brothers Strategic Bond Opportunities Portfolio
 (10,877,009 shares; cost $133,529,089)................               --
Salomon Brothers U.S. Government Portfolio
 (10,031,703 shares; cost $123,175,925)................               --
                                                          --------------
Total investments......................................       20,313,088
Cash and Accounts Receivable...........................               --
                                                          --------------
Total assets...........................................       20,313,088
LIABILITIES:
Due to Metropolitan Life Insurance Company.............            5,617
                                                          --------------
NET ASSETS.............................................   $   20,307,471
                                                          ==============
Outstanding Units (In Thousands).......................            2,351
Unit Fair Values.......................................   $8.10 to $8.86

                      See Notes to Financial Statements.

                               SALOMON BROTHERS
            HARRIS OAKMARK      STRATEGIC BOND     SALOMON BROTHERS
             FOCUSED VALUE       OPPORTUNITIES      U.S. GOVERNMENT
          INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
          ------------------- ------------------- -------------------

           $             --    $             --    $             --

                         --                  --                  --

                         --                  --                  --

                         --                  --                  --

                         --                  --                  --

                         --                  --                  --

                         --                  --                  --

                         --                  --                  --

                         --                  --                  --

                         --                  --                  --

                         --                  --                  --

                         --                  --                  --

                         --                  --                  --

                         --                  --                  --

                         --                  --                  --

                         --                  --                  --

                         --                  --                  --

                         --                  --                  --

                         --                  --                  --

                         --                  --                  --

                         --                  --                  --

                         --                  --                  --

                         --                  --                  --

                         --                  --                  --

                         --                  --                  --

                         --                  --                  --

                327,717,468                  --                  --

                         --         141,549,016                  --

                         --                  --         124,362,772
           ----------------    ----------------    ----------------
                327,717,468         141,549,016         124,362,772
                         --                  --                  --
           ----------------    ----------------    ----------------
                327,717,468         141,549,016         124,362,772
                    100,853              71,582              55,862
           ----------------    ----------------    ----------------
           $    327,616,615    $    141,477,434    $    124,306,910
           ================    ================    ================
                      9,659               7,028               7,714
           $10.99 to $35.89    $18.05 to $21.19    $14.41 to $17.30

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                             AT DECEMBER 31, 2004


                                                                          FI                  MFS         STATE STREET RESEARCH
                                                                     VALUE LEADERS       TOTAL RETURN       LARGE CAP GROWTH
                                                                  INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION
                                                                  ------------------- ------------------- ---------------------
ASSETS:
INVESTMENTS AT VALUE:
METROPOLITAN FUND--(CONTINUED)
FI Value Leaders Portfolio
 (128,516 shares; cost $19,626,943)..............................  $     22,608,481    $             --     $             --
MFS Total Return Portfolio
 (482,865 shares; cost $65,266,004)..............................                --          71,311,232                   --
State Street Research Large Cap Growth Portfolio
 (279,530 shares; cost $5,185,145)...............................                --                  --            5,613,463
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("FIDELITY VIP FUNDS")
Fidelity VIP Money Market Portfolio
 (7,739,157 shares; cost $7,739,157).............................                --                  --                   --
Fidelity VIP Equity-Income Portfolio
 (5,276,530 shares; cost $120,814,102)...........................                --                  --                   --
Fidelity VIP Growth Portfolio
 (4,907,890 shares; cost $194,486,107)...........................                --                  --                   --
Fidelity VIP Overseas Portfolio
 (1,772,880 shares; cost $24,553,241)............................                --                  --                   --
Fidelity VIP Investment Grade Bond Portfolio
 (1,631,765 shares; cost $21,374,932)............................                --                  --                   --
CALVERT VARIABLE SERIES, INC. ("CALVERT FUND")
Calvert Social Balanced Portfolio
 (31,140,584 shares; cost $59,740,580)...........................                --                  --                   --
Calvert Social Mid Cap Growth Portfolio
 (519,280 shares; cost $13,594,230)..............................                --                  --                   --
METLIFE INVESTORS SERIES TRUST ("MET INVESTORS FUND")
Lord Abbett Bond Debenture Portfolio
 (9,979,941 shares; cost $114,311,324)...........................                --                  --                   --
MFS Research International Portfolio
 (2,710,125 shares; cost $25,919,435)............................                --                  --                   --
T. Rowe Price Mid Cap Growth Portfolio
 (8,372,945 shares; cost $51,429,817)............................                --                  --                   --
PIMCO Total Return Portfolio
 (26,269,916 shares; cost $300,219,981)..........................                --                  --                   --
PIMCO PEA Innovation Portfolio
 (11,785,811 shares; cost $55,383,435)...........................                --                  --                   --
Met/AIM Mid Cap Core Equity Portfolio
 (2,424,162 shares; cost $29,489,517)............................                --                  --                   --
Met/AIM Small Cap Growth Portfolio
 (1,106,734 shares; cost $12,646,726)............................                --                  --                   --
Harris Oakmark International Portfolio
 (4,602,445 shares; cost $57,717,570)............................                --                  --                   --
Oppenheimer Capital Appreciation Portfolio
 (43,003 shares; cost $350,776)..................................                --                  --                   --
Janus Aggressive Growth Portfolio
 (2,716,564 shares; cost $17,138,670)............................                --                  --                   --
Third Avenue Small Cap Value Portfolio
 (28,126 shares; cost $351,517)..................................                --                  --                   --
Neuberger Berman Real Estate Portfolio
 (4,651,451 shares; cost $52,617,140)............................                --                  --                   --
AMERICAN FUNDS INSURANCE SERIES ("AMERICAN FUNDS")
American Funds Growth Portfolio
 (10,612,947 shares; cost $452,581,055)..........................                --                  --                   --
American Funds Growth--Income Portfolio
 (13,818,657 shares; cost $434,718,220)..........................                --                  --                   --
American Funds Global Small Capitalization Portfolio
 (9,216,269 shares; cost $125,667,882)...........................                --                  --                   --
                                                                   ----------------    ----------------     ----------------
Total investments................................................        22,608,481          71,311,232            5,613,463
Cash and Accounts Receivable.....................................                --                  --                   --
                                                                   ----------------    ----------------     ----------------
Total assets.....................................................        22,608,481          71,311,232            5,613,463
LIABILITIES:
Due to Metropolitan Life Insurance Company.......................            11,064              13,160                3,247
                                                                   ----------------    ----------------     ----------------
NET ASSETS.......................................................  $     22,597,417    $     71,298,072     $      5,610,216
                                                                   ================    ================     ================
Outstanding Units (In Thousands).................................               857               2,313                  302
Unit Fair Values.................................................  $11.43 to $27.67    $10.94 to $46.05     $11.06 to $26.07

                                                                       FIDELITY
                                                                     MONEY MARKET
                                                                  INVESTMENT DIVISION
                                                                  -------------------
ASSETS:
INVESTMENTS AT VALUE:
METROPOLITAN FUND--(CONTINUED)
FI Value Leaders Portfolio
 (128,516 shares; cost $19,626,943)..............................     $       --
MFS Total Return Portfolio
 (482,865 shares; cost $65,266,004)..............................             --
State Street Research Large Cap Growth Portfolio
 (279,530 shares; cost $5,185,145)...............................             --
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("FIDELITY VIP FUNDS")
Fidelity VIP Money Market Portfolio
 (7,739,157 shares; cost $7,739,157).............................      7,739,157
Fidelity VIP Equity-Income Portfolio
 (5,276,530 shares; cost $120,814,102)...........................             --
Fidelity VIP Growth Portfolio
 (4,907,890 shares; cost $194,486,107)...........................             --
Fidelity VIP Overseas Portfolio
 (1,772,880 shares; cost $24,553,241)............................             --
Fidelity VIP Investment Grade Bond Portfolio
 (1,631,765 shares; cost $21,374,932)............................             --
CALVERT VARIABLE SERIES, INC. ("CALVERT FUND")
Calvert Social Balanced Portfolio
 (31,140,584 shares; cost $59,740,580)...........................             --
Calvert Social Mid Cap Growth Portfolio
 (519,280 shares; cost $13,594,230)..............................             --
METLIFE INVESTORS SERIES TRUST ("MET INVESTORS FUND")
Lord Abbett Bond Debenture Portfolio
 (9,979,941 shares; cost $114,311,324)...........................             --
MFS Research International Portfolio
 (2,710,125 shares; cost $25,919,435)............................             --
T. Rowe Price Mid Cap Growth Portfolio
 (8,372,945 shares; cost $51,429,817)............................             --
PIMCO Total Return Portfolio
 (26,269,916 shares; cost $300,219,981)..........................             --
PIMCO PEA Innovation Portfolio
 (11,785,811 shares; cost $55,383,435)...........................             --
Met/AIM Mid Cap Core Equity Portfolio
 (2,424,162 shares; cost $29,489,517)............................             --
Met/AIM Small Cap Growth Portfolio
 (1,106,734 shares; cost $12,646,726)............................             --
Harris Oakmark International Portfolio
 (4,602,445 shares; cost $57,717,570)............................             --
Oppenheimer Capital Appreciation Portfolio
 (43,003 shares; cost $350,776)..................................             --
Janus Aggressive Growth Portfolio
 (2,716,564 shares; cost $17,138,670)............................             --
Third Avenue Small Cap Value Portfolio
 (28,126 shares; cost $351,517)..................................             --
Neuberger Berman Real Estate Portfolio
 (4,651,451 shares; cost $52,617,140)............................             --
AMERICAN FUNDS INSURANCE SERIES ("AMERICAN FUNDS")
American Funds Growth Portfolio
 (10,612,947 shares; cost $452,581,055)..........................             --
American Funds Growth--Income Portfolio
 (13,818,657 shares; cost $434,718,220)..........................             --
American Funds Global Small Capitalization Portfolio
 (9,216,269 shares; cost $125,667,882)...........................             --
                                                                      ----------
Total investments................................................      7,739,157
Cash and Accounts Receivable.....................................             --
                                                                      ----------
Total assets.....................................................      7,739,157
LIABILITIES:
Due to Metropolitan Life Insurance Company.......................             --
                                                                      ----------
NET ASSETS.......................................................     $7,739,157
                                                                      ==========
Outstanding Units (In Thousands).................................            509
Unit Fair Values.................................................     $    15.22

                      See Notes to Financial Statements.

     FIDELITY              FIDELITY              FIDELITY               FIDELITY            CALVERT SOCIAL
   EQUITY-INCOME            GROWTH               OVERSEAS         INVESTMENT GRADE BOND        BALANCED
INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION
-------------------   -------------------   -------------------   ---------------------   -------------------

   $         --          $         --           $        --            $        --         $             --

             --                    --                    --                     --                       --

             --                    --                    --                     --                       --

             --                    --                    --                     --                       --

    133,865,570                    --                    --                     --                       --

             --           157,101,539                    --                     --                       --

             --                    --            31,060,853                     --                       --

                                                                        21,620,889                       --

             --                    --                    --                     --               58,295,174

             --                    --                    --                     --                       --

             --                    --                    --                     --                       --

             --                    --                    --                     --                       --

             --                    --                    --                     --                       --

             --                    --                    --                     --                       --

             --                    --                    --                     --                       --

             --                    --                    --                     --                       --

             --                    --                    --                     --                       --

             --                    --                    --                     --                       --

             --                    --                    --                     --                       --

             --                    --                    --                     --                       --

             --                    --                    --                     --                       --

             --                    --                    --                     --                       --

             --                    --                    --                     --                       --

             --                    --                    --                     --                       --

             --                    --                    --                     --                       --
   ------------          ------------           -----------            -----------         ----------------
    133,865,570           157,101,539            31,060,853             21,620,889               58,295,174
             --                    --                    --                     --                       --
   ------------          ------------           -----------            -----------         ----------------
    133,865,570           157,101,539            31,060,853             21,620,889               58,295,174
             --                    --                    --                  9,080                      456
   ------------          ------------           -----------            -----------         ----------------
   $133,865,570          $157,101,539           $31,060,853            $21,611,809         $     58,294,718
   ============          ============           ===========            ===========         ================
          3,182                 4,247                 1,403                    942                    2,197
   $      42.08          $      36.99           $     22.15            $     22.93         $20.92 to $27.11

  CALVERT SOCIAL          LORD ABBETT
  MID CAP GROWTH        BOND DEBENTURE
INVESTMENT DIVISION   INVESTMENT DIVISION
-------------------   -------------------

    $        --        $             --

             --                      --

             --                      --

             --                      --

             --                      --

             --                      --

             --                      --

             --                      --

             --                      --

     13,688,219                      --

             --             125,775,501

             --                      --

             --                      --

             --                      --

             --                      --

             --                      --

             --                      --

             --                      --

             --                      --

             --                      --

             --                      --

             --                      --

             --                      --

             --                      --

             --                      --
    -----------        ----------------
     13,688,219             125,775,501
            714                      --
    -----------        ----------------
     13,688,933             125,775,501
             --                  39,197
    -----------        ----------------
    $13,688,933        $    125,736,304
    ===========        ================
            506                   9,177
    $     27.07        $12.27 to $21.73

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                             AT DECEMBER 31, 2004


                                                                     MFS RESEARCH        T. ROWE PRICE           PIMCO
                                                                     INTERNATIONAL      MID-CAP GROWTH       TOTAL RETURN
                                                                  INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                                                  ------------------- ------------------- -------------------
ASSETS:
INVESTMENTS AT VALUE:
METROPOLITAN FUND--(CONTINUED)
FI Value Leaders Portfolio
 (128,516 shares; cost $19,626,943)..............................  $             --     $            --    $             --
MFS Total Return Portfolio
 (482,865 shares; cost $65,266,004)..............................                --                  --                  --
State Street Research Large Cap Growth Portfolio
 (279,530 shares; cost $5,185,145)...............................                --                  --                  --
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("FIDELITY VIP FUNDS")
Fidelity VIP Money Market Portfolio
 (7,739,157 shares; cost $7,739,157).............................                --                  --                  --
Fidelity VIP Equity-Income Portfolio
 (5,276,530 shares; cost $120,814,102)...........................                --                  --                  --
Fidelity VIP Growth Portfolio
 (4,907,890 shares; cost $194,486,107)...........................                --                  --                  --
Fidelity VIP Overseas Portfolio
 (1,772,880 shares; cost $24,553,241)............................                --                  --                  --
Fidelity VIP Investment Grade Bond Portfolio
 (1,631,765 shares; cost $21,374,932)............................                --                  --                  --
CALVERT VARIABLE SERIES, INC. ("CALVERT FUND")
Calvert Social Balanced Portfolio
 (31,140,584 shares; cost $59,740,580)...........................                --                  --                  --
Calvert Social Mid Cap Growth Portfolio
 (519,280 shares; cost $13,594,230)..............................                --                  --                  --
METLIFE INVESTORS SERIES TRUST ("MET INVESTORS FUND")
Lord Abbett Bond Debenture Portfolio
 (9,979,941 shares; cost $114,311,324)...........................                --                  --                  --
MFS Research International Portfolio
 (2,710,125 shares; cost $25,919,435)............................        31,730,774                  --                  --
T. Rowe Price Mid Cap Growth Portfolio
 (8,372,945 shares; cost $51,429,817)............................                --          63,024,124                  --
PIMCO Total Return Portfolio
 (26,269,916 shares; cost $300,219,981)..........................                --                  --         298,518,452
PIMCO PEA Innovation Portfolio
 (11,785,811 shares; cost $55,383,435)...........................                --                  --                  --
Met/AIM Mid Cap Core Equity Portfolio
 (2,424,162 shares; cost $29,489,517)............................                --                  --                  --
Met/AIM Small Cap Growth Portfolio
 (1,106,734 shares; cost $12,646,726)............................                --                  --                  --
Harris Oakmark International Portfolio
 (4,602,445 shares; cost $57,717,570)............................                --                  --                  --
Oppenheimer Capital Appreciation Portfolio
 (43,003 shares; cost $350,776)..................................                --                  --                  --
Janus Aggressive Growth Portfolio
 (2,716,564 shares; cost $17,138,670)............................                --                  --                  --
Third Avenue Small Cap Value Portfolio
 (28,126 shares; cost $351,517)..................................                --                  --                  --
Neuberger Berman Real Estate Portfolio
 (4,651,451 shares; cost $52,617,140)............................                --                  --                  --
AMERICAN FUNDS INSURANCE SERIES ("AMERICAN FUNDS")
American Funds Growth Portfolio
 (10,612,947 shares; cost $452,581,055)..........................                --                  --                  --
American Funds Growth--Income Portfolio
 (13,818,657 shares; cost $434,718,220)..........................                --                  --                  --
American Funds Global Small Capitalization Portfolio
 (9,216,269 shares; cost $125,667,882)...........................                --                  --                  --
                                                                   ----------------     ---------------    ----------------
Total investments................................................        31,730,774          63,024,124         298,518,452
Cash and Accounts Receivable.....................................                --                  --                  --
                                                                   ----------------     ---------------    ----------------
Total assets.....................................................        31,730,774          63,024,124         298,518,452
LIABILITIES:
Due to Metropolitan Life Insurance Company.......................            12,065              22,907             131,927
                                                                   ----------------     ---------------    ----------------
NET ASSETS.......................................................  $     31,718,709     $    63,001,217    $    298,386,525
                                                                   ================     ===============    ================
Outstanding Units (In Thousands).................................             2,757               8,669              24,586
Unit Fair Values.................................................  $10.81 to $11.91     $6.87 to $11.51    $11.61 to $12.52

                                                                         PIMCO
                                                                    PEA INNOVATION
                                                                  INVESTMENT DIVISION
                                                                  -------------------
ASSETS:
INVESTMENTS AT VALUE:
METROPOLITAN FUND--(CONTINUED)
FI Value Leaders Portfolio
 (128,516 shares; cost $19,626,943)..............................   $           --
MFS Total Return Portfolio
 (482,865 shares; cost $65,266,004)..............................               --
State Street Research Large Cap Growth Portfolio
 (279,530 shares; cost $5,185,145)...............................               --
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("FIDELITY VIP FUNDS")
Fidelity VIP Money Market Portfolio
 (7,739,157 shares; cost $7,739,157).............................               --
Fidelity VIP Equity-Income Portfolio
 (5,276,530 shares; cost $120,814,102)...........................               --
Fidelity VIP Growth Portfolio
 (4,907,890 shares; cost $194,486,107)...........................               --
Fidelity VIP Overseas Portfolio
 (1,772,880 shares; cost $24,553,241)............................               --
Fidelity VIP Investment Grade Bond Portfolio
 (1,631,765 shares; cost $21,374,932)............................               --
CALVERT VARIABLE SERIES, INC. ("CALVERT FUND")
Calvert Social Balanced Portfolio
 (31,140,584 shares; cost $59,740,580)...........................               --
Calvert Social Mid Cap Growth Portfolio
 (519,280 shares; cost $13,594,230)..............................               --
METLIFE INVESTORS SERIES TRUST ("MET INVESTORS FUND")
Lord Abbett Bond Debenture Portfolio
 (9,979,941 shares; cost $114,311,324)...........................               --
MFS Research International Portfolio
 (2,710,125 shares; cost $25,919,435)............................               --
T. Rowe Price Mid Cap Growth Portfolio
 (8,372,945 shares; cost $51,429,817)............................               --
PIMCO Total Return Portfolio
 (26,269,916 shares; cost $300,219,981)..........................               --
PIMCO PEA Innovation Portfolio
 (11,785,811 shares; cost $55,383,435)...........................       54,291,522
Met/AIM Mid Cap Core Equity Portfolio
 (2,424,162 shares; cost $29,489,517)............................               --
Met/AIM Small Cap Growth Portfolio
 (1,106,734 shares; cost $12,646,726)............................               --
Harris Oakmark International Portfolio
 (4,602,445 shares; cost $57,717,570)............................               --
Oppenheimer Capital Appreciation Portfolio
 (43,003 shares; cost $350,776)..................................               --
Janus Aggressive Growth Portfolio
 (2,716,564 shares; cost $17,138,670)............................               --
Third Avenue Small Cap Value Portfolio
 (28,126 shares; cost $351,517)..................................               --
Neuberger Berman Real Estate Portfolio
 (4,651,451 shares; cost $52,617,140)............................               --
AMERICAN FUNDS INSURANCE SERIES ("AMERICAN FUNDS")
American Funds Growth Portfolio
 (10,612,947 shares; cost $452,581,055)..........................               --
American Funds Growth--Income Portfolio
 (13,818,657 shares; cost $434,718,220)..........................               --
American Funds Global Small Capitalization Portfolio
 (9,216,269 shares; cost $125,667,882)...........................               --
                                                                    --------------
Total investments................................................       54,291,522
Cash and Accounts Receivable.....................................               --
                                                                    --------------
Total assets.....................................................       54,291,522
LIABILITIES:
Due to Metropolitan Life Insurance Company.......................           19,297
                                                                    --------------
NET ASSETS.......................................................   $   54,272,225
                                                                    ==============
Outstanding Units (In Thousands).................................           11,147
Unit Fair Values.................................................   $4.19 to $5.41

                      See Notes to Financial Statements.

                 MET/AIM             MET/AIM         HARRIS OAKMARK        OPPENHEIMER             JANUS
           MID CAP CORE EQUITY  SMALL CAP GROWTH      INTERNATIONAL    CAPITAL APPRECIATION  AGGRESSIVE GROWTH
           INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION
           ------------------- ------------------- ------------------- -------------------- -------------------

            $             --    $             --    $             --      $           --      $            --


                          --                  --                  --                  --                   --


                          --                  --                  --                  --                   --

                          --                  --                  --                  --                   --

                          --                  --                  --                  --                   --

                          --                  --                  --                  --                   --

                          --                  --                  --                  --                   --

                          --                  --                  --                  --                   --

                          --                  --                  --                  --                   --

                          --                  --                  --                  --                   --

                          --                  --                  --                  --                   --

                          --                  --                  --                  --                   --

                          --                  --                  --                  --                   --

                  34,169,723                  --                  --                  --                   --

                          --          14,157,000                  --                  --                   --

                          --                  --          65,786,477                  --                   --

                          --                  --                  --             357,357                   --

                          --                  --                  --                  --           20,723,726

                          --                  --                  --                  --                   --

                          --                  --                  --                  --                   --

                          --                  --                  --                  --                   --

                          --                  --                  --                  --                   --

                          --                  --                  --                  --                   --
            ----------------    ----------------    ----------------      --------------      ---------------
                  34,169,723          14,157,000          65,786,477             357,357           20,723,726
                          --                  --                  --                  --                   --
            ----------------    ----------------    ----------------      --------------      ---------------
                  34,169,723          14,157,000          65,786,477             357,357           20,723,726
                      15,917              27,591              31,033                 244                5,750
            ----------------    ----------------    ----------------      --------------      ---------------
            $     34,153,806    $     14,129,409    $     65,755,444      $      357,113      $    20,717,976
            ================    ================    ================      ==============      ===============
                       2,505               1,154               4,687                  42                2,836
            $10.95 to $13.82    $10.86 to $12.50    $11.70 to $14.23      $8.34 to $8.44      $6.93 to $11.00

              THIRD AVENUE      NEUBERGER BERMAN
             SMALL CAP VALUE       REAL ESTATE
           INVESTMENT DIVISION INVESTMENT DIVISION
           ------------------- -------------------

            $             --    $             --


                          --                  --


                          --                  --

                          --                  --

                          --                  --

                          --                  --

                          --                  --

                          --                  --

                          --                  --

                          --                  --

                          --                  --

                          --                  --

                          --                  --

                          --                  --

                          --                  --

                          --                  --

                          --                  --

                          --                  --

                     403,859                  --

                          --          58,003,588

                          --                  --

                          --                  --

                          --                  --
            ----------------    ----------------
                     403,859          58,003,588
                          --                  --
            ----------------    ----------------
                     403,859          58,003,588
                         269             106,602
            ----------------    ----------------
            $        403,590    $     57,896,986
            ================    ================
                          28               4,509
            $14.26 to $14.42    $12.76 to $12.89

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                             AT DECEMBER 31, 2004


                                                                    AMERICAN FUNDS      AMERICAN FUNDS
                                                                        GROWTH           GROWTH-INCOME
                                                                  INVESTMENT DIVISION INVESTMENT DIVISION
                                                                  ------------------- -------------------
ASSETS:
INVESTMENTS AT VALUE:
METROPOLITAN FUND--(CONTINUED)
FI Value Leaders Portfolio
 (128,516 shares; cost $19,626,943).............................. $               --   $              --
MFS Total Return Portfolio
 (482,865 shares; cost $65,266,004)..............................                 --                  --
State Street Research Large Cap Growth Portfolio
 (279,530 shares; cost $5,185,145)...............................                 --                  --
MFS Total Return Portfolio
 (482,865 shares; cost $65,266,004)..............................                 --                  --
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("FIDELITY VIP FUNDS")
Fidelity VIP Money Market Portfolio
 (7,739,157 shares; cost $7,739,157).............................                 --                  --
Fidelity VIP Equity-Income Portfolio
 (5,276,530 shares; cost $120,814,102)...........................                 --                  --
Fidelity VIP Growth Portfolio
 (4,907,890 shares; cost $194,486,107)...........................                 --                  --
Fidelity VIP Overseas Portfolio
 (1,772,880 shares; cost $24,553,241)............................                 --                  --
Fidelity VIP Investment Grade Bond Portfolio
 (1,631,765 shares; cost $21,374,932)............................                 --                  --
CALVERT VARIABLE SERIES, INC. ("CALVERT FUND")
Calvert Social Balanced Portfolio
 (31,140,584 shares; cost $59,740,580)...........................                 --                  --
Calvert Social Mid Cap Growth Portfolio
 (519,280 shares; cost $13,594,230)..............................                 --                  --
METLIFE INVESTORS SERIES TRUST ("MET INVESTORS FUND")
Lord Abbett Bond Debenture Portfolio
 (9,979,941 shares; cost $114,311,324)...........................                 --                  --
MFS Research International Portfolio
 (2,710,125 shares; cost $25,919,435)............................                 --                  --
T. Rowe Price Mid Cap Growth Portfolio
 (8,372,945 shares; cost $51,429,817)............................                 --                  --
PIMCO Total Return Portfolio
 (26,269,916 shares; cost $300,219,981)..........................                 --                  --
PIMCO PEA Innovation Portfolio
 (11,785,811 shares; cost $55,383,435)...........................                 --                  --
Met/AIM Mid Cap Core Equity Portfolio
 (2,424,162 shares; cost $29,489,517)............................                 --                  --
Met/AIM Small Cap Growth Portfolio
 (1,106,734 shares; cost $12,646,726)............................                 --                  --
Harris Oakmark International Portfolio
 (4,602,445 shares; cost $57,717,570)............................                 --                  --
Oppenheimer Capital Appreciation Portfolio
 (43,003 shares; cost $350,776)..................................                 --                  --
Janus Aggressive Growth Portfolio
 (2,716,564 shares; cost $17,138,670)............................                 --                  --
Third Avenue Small Cap Value Portfolio
 (28,126 shares; cost $351,517)..................................                 --                  --
Neuberger Berman Real Estate Portfolio
 (4,651,451 shares; cost $52,617,140)............................                 --                  --
AMERICAN FUNDS INSURANCE SERIES ("AMERICAN FUNDS")
American Funds Growth Portfolio
 (10,612,947 shares; cost $452,581,055)..........................        542,321,615                  --
American Funds Growth--Income Portfolio
 (13,818,657 shares; cost $434,718,220)..........................                 --         506,315,598
American Funds Global Small Capitalization Portfolio
 (9,216,269 shares; cost $125,667,882)...........................                 --                  --
                                                                  ------------------   -----------------
Total investments................................................        542,321,615         506,315,598
Cash and Accounts Receivable.....................................                 --                  --
                                                                  ------------------   -----------------
Total assets.....................................................        542,321,615         506,315,598
LIABILITIES:
Due to Metropolitan Life Insurance Company.......................            238,954             352,301
                                                                  ------------------   -----------------
NET ASSETS....................................................... $      542,082,661   $     505,963,297
                                                                  ==================   =================
Outstanding Units (In Thousands).................................              4,246               5,182
Unit Fair Values................................................. $100.66 to $143.62   $76.86 to $109.66

                                                                        AMERICAN FUNDS
                                                                  GLOBAL SMALL CAPITALIZATION
                                                                      INVESTMENT DIVISION
                                                                  ---------------------------
ASSETS:
INVESTMENTS AT VALUE:
METROPOLITAN FUND--(CONTINUED)
FI Value Leaders Portfolio
 (128,516 shares; cost $19,626,943)..............................      $             --
MFS Total Return Portfolio
 (482,865 shares; cost $65,266,004)..............................                    --
State Street Research Large Cap Growth Portfolio
 (279,530 shares; cost $5,185,145)...............................                    --
MFS Total Return Portfolio
 (482,865 shares; cost $65,266,004)..............................                    --
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("FIDELITY VIP FUNDS")
Fidelity VIP Money Market Portfolio
 (7,739,157 shares; cost $7,739,157).............................                    --
Fidelity VIP Equity-Income Portfolio
 (5,276,530 shares; cost $120,814,102)...........................                    --
Fidelity VIP Growth Portfolio
 (4,907,890 shares; cost $194,486,107)...........................                    --
Fidelity VIP Overseas Portfolio
 (1,772,880 shares; cost $24,553,241)............................                    --
Fidelity VIP Investment Grade Bond Portfolio
 (1,631,765 shares; cost $21,374,932)............................                    --
CALVERT VARIABLE SERIES, INC. ("CALVERT FUND")
Calvert Social Balanced Portfolio
 (31,140,584 shares; cost $59,740,580)...........................                    --
Calvert Social Mid Cap Growth Portfolio
 (519,280 shares; cost $13,594,230)..............................                    --
METLIFE INVESTORS SERIES TRUST ("MET INVESTORS FUND")
Lord Abbett Bond Debenture Portfolio
 (9,979,941 shares; cost $114,311,324)...........................                    --
MFS Research International Portfolio
 (2,710,125 shares; cost $25,919,435)............................                    --
T. Rowe Price Mid Cap Growth Portfolio
 (8,372,945 shares; cost $51,429,817)............................                    --
PIMCO Total Return Portfolio
 (26,269,916 shares; cost $300,219,981)..........................                    --
PIMCO PEA Innovation Portfolio
 (11,785,811 shares; cost $55,383,435)...........................                    --
Met/AIM Mid Cap Core Equity Portfolio
 (2,424,162 shares; cost $29,489,517)............................                    --
Met/AIM Small Cap Growth Portfolio
 (1,106,734 shares; cost $12,646,726)............................                    --
Harris Oakmark International Portfolio
 (4,602,445 shares; cost $57,717,570)............................                    --
Oppenheimer Capital Appreciation Portfolio
 (43,003 shares; cost $350,776)..................................                    --
Janus Aggressive Growth Portfolio
 (2,716,564 shares; cost $17,138,670)............................                    --
Third Avenue Small Cap Value Portfolio
 (28,126 shares; cost $351,517)..................................                    --
Neuberger Berman Real Estate Portfolio
 (4,651,451 shares; cost $52,617,140)............................                    --
AMERICAN FUNDS INSURANCE SERIES ("AMERICAN FUNDS")
American Funds Growth Portfolio
 (10,612,947 shares; cost $452,581,055)..........................                    --
American Funds Growth--Income Portfolio
 (13,818,657 shares; cost $434,718,220)..........................                    --
American Funds Global Small Capitalization Portfolio
 (9,216,269 shares; cost $125,667,882)...........................           156,860,898
                                                                       ----------------
Total investments................................................           156,860,898
Cash and Accounts Receivable.....................................                    --
                                                                       ----------------
Total assets.....................................................           156,860,898
LIABILITIES:
Due to Metropolitan Life Insurance Company.......................                71,786
                                                                       ----------------
NET ASSETS.......................................................      $    156,789,112
                                                                       ================
Outstanding Units (In Thousands).................................                 8,038
Unit Fair Values.................................................      $18.07 to $20.25

                      See Notes to Financial Statements.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                                   STATE STREET RESEARCH
                                                                                     INVESTMENT TRUST        VARIABLE B
                                                                                    INVESTMENT DIVISION  INVESTMENT DIVISION
                                                                                   --------------------- -------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends.......................................................................     $ 10,400,525          $   307,845
  Expenses........................................................................       17,541,421              383,687
                                                                                       ------------          -----------
Net investment (loss) income . ...................................................       (7,140,896)             (75,842)
                                                                                       ------------          -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized (losses) gains from security transactions . . .......................      (44,962,786)          (1,899,235)
Change in net unrealized appreciation (depreciation) of investments for the period      176,732,096            5,491,417
                                                                                       ------------          -----------
Net realized and unrealized gains (losses) on investments.........................      131,769,310            3,592,182
                                                                                       ------------          -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...................     $124,628,414          $ 3,516,340
                                                                                       ============          ===========

                                                                                       VARIABLE C
                                                                                   INVESTMENT DIVISION
                                                                                   -------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends.......................................................................      $  8,452
  Expenses........................................................................            --
                                                                                        --------
Net investment (loss) income . ...................................................         8,452
                                                                                        --------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized (losses) gains from security transactions . . .......................       (22,790)
Change in net unrealized appreciation (depreciation) of investments for the period       261,738
                                                                                        --------
Net realized and unrealized gains (losses) on investments.........................       238,948
                                                                                        --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...................      $247,400
                                                                                        ========

--------
(a) For the period January 1, 2004, to April 30, 2004
(b) For the period May 3, 2004, to December 31, 2004
(c) Formerly, Janus Mid Cap Investment Division

                      See Notes to Financial Statements.

STATE STREET RESEARCH STATE STREET RESEARCH       METLIFE               FI                    FI               T. ROWE PRICE
     DIVERSIFIED        AGGRESSIVE GROWTH       STOCK INDEX     INTERNATIONAL STOCK  MID CAP OPPORTUNITIES   SMALL CAP GROWTH
 INVESTMENT DIVISION   INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION (C) INVESTMENT DIVISION
 -------------------  --------------------- ------------------- ------------------- ----------------------- -------------------
    $ 28,562,874          $         --         $ 24,465,796         $ 2,469,520          $   3,370,497          $        --
      19,003,210             8,715,515           35,896,728           2,295,566              8,002,944            2,886,757
    ------------          ------------         ------------         -----------          -------------          -----------
       9,559,664            (8,715,515)         (11,430,932)            173,954             (4,632,447)          (2,886,757)
    ------------          ------------         ------------         -----------          -------------          -----------
     (25,985,770)          (52,857,172)         (28,356,853)          2,409,577           (102,085,595)           7,563,645
     117,956,645           138,645,041          302,459,985          26,889,569            205,109,137           16,778,755
    ------------          ------------         ------------         -----------          -------------          -----------
      91,970,875            85,787,869          274,103,132          29,299,146            103,023,542           24,342,400
    ------------          ------------         ------------         -----------          -------------          -----------
    $101,530,539          $ 77,072,354         $262,672,200         $29,473,100          $  98,391,095          $21,455,643
    ============          ============         ============         ===========          =============          ===========

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                                         SCUDDER         HARRIS OAKMARK
                                                                                      GLOBAL EQUITY      LARGE CAP VALUE
                                                                                   INVESTMENT DIVISION INVESTMENT DIVISION
                                                                                   ------------------- -------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends.......................................................................     $ 2,576,909         $ 1,616,336
  Expenses........................................................................       1,966,965           4,420,518
                                                                                       -----------         -----------
Net investment (loss) income......................................................         609,944          (2,804,182)
                                                                                       -----------         -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized (losses) gains from security transactions............................      (1,697,535)          3,097,584
Change in net unrealized appreciation (depreciation) of investments for the period      23,648,969          33,885,461
                                                                                       -----------         -----------
Net realized and unrealized gains (losses) on investments.........................      21,951,434          36,983,045
                                                                                       -----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................................     $22,561,378         $34,178,863
                                                                                       ===========         ===========

                                                                                   NEUBERGER BERMAN PARTNERS
                                                                                         MID CAP VALUE
                                                                                      INVESTMENT DIVISION
                                                                                   -------------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends.......................................................................        $ 7,472,322
  Expenses........................................................................          3,325,482
                                                                                          -----------
Net investment (loss) income......................................................          4,146,840
                                                                                          -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized (losses) gains from security transactions............................          3,180,947
Change in net unrealized appreciation (depreciation) of investments for the period         48,343,689
                                                                                          -----------
Net realized and unrealized gains (losses) on investments.........................         51,524,636
                                                                                          -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................................        $55,671,476
                                                                                          ===========

--------
(a) For the period January 1, 2004 to April 30, 2004
(b) For the period May 3, 2004 to December 31, 2004
(c) Formerly, Janus Mid Cap Investment Division

                      See Notes to Financial Statements.

   T. ROWE PRICE      LEHMAN BROTHERS      MORGAN STANLEY          RUSSELL           MET/PUTNAM      STATE STREET RESEARCH
 LARGE CAP GROWTH   AGGREGATE BOND INDEX     EAFE INDEX          2000 INDEX            VOYAGER              AURORA
INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION
------------------- -------------------- ------------------- ------------------- ------------------- ---------------------
    $   301,644         $13,134,413          $ 1,569,812         $ 1,045,955         $    30,176          $        --
      1,981,811           6,393,551            2,740,553           2,776,254             407,111            5,984,230
    -----------         -----------          -----------         -----------         -----------          -----------
     (1,680,167)          6,740,862           (1,170,741)         (1,730,299)           (376,935)          (5,984,230)
    -----------         -----------          -----------         -----------         -----------          -----------
     (4,389,614)          3,589,529           10,359,786           7,021,907          (1,264,904)           6,130,655
     19,581,116           4,595,110           26,986,318          27,429,087           2,765,224           62,861,204
    -----------         -----------          -----------         -----------         -----------          -----------
     15,191,502           8,184,639           37,346,104          34,450,994           1,500,320           68,991,859
    -----------         -----------          -----------         -----------         -----------          -----------
    $13,511,335         $14,925,501          $36,175,363         $32,720,695         $ 1,123,385          $63,007,629
    ===========         ===========          ===========         ===========         ===========          ===========

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2004



                                                METLIFE MID CAP   FRANKLIN TEMPLETON  STATE STREET RESEARCH
                                                  STOCK INDEX      SMALL CAP GROWTH      LARGE CAP VALUE
                                              INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION
                                              ------------------- ------------------- ---------------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends...................................     $ 1,666,391         $       --           $       --
 Expenses....................................       2,674,200            458,387              442,057
                                                  -----------         ----------           ----------
Net investment (loss) income . ..............      (1,007,809)          (458,387)            (442,057)
                                                  -----------         ----------           ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS:
Net realized (losses) gains from security
 transactions . . ...........................      12,079,529          2,377,340            1,384,652
Change in net unrealized appreciation
 (depreciation) of investments for the period      16,882,194          1,384,591            3,494,201
                                                  -----------         ----------           ----------
Net realized and unrealized gains (losses)
 on investments . ...........................      28,961,723          3,761,931            4,878,853
                                                  -----------         ----------           ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...................     $27,953,914         $3,303,544           $4,436,796
                                                  ===========         ==========           ==========

--------
(a) For the period January 1, 2004 to April 30, 2004
(b) For the period May 3, 2004 to December 31, 2004
(c) Formerly, Janus Mid Cap Investment Division

                      See Notes to Financial Statements.


STATE STREET RESEARCH STATE STREET RESEARCH        DAVIS           LOOMIS SAYLES            MFS                   MFS
     BOND INCOME          MONEY MARKET         VENTURE VALUE         SMALL CAP        INVESTORS TRUST      RESEARCH MANAGERS
 INVESTMENT DIVISION   INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION (A)
 -------------------  --------------------- ------------------- ------------------- ------------------- -----------------------
    $ 27,060,018            $ 160,439           $   718,562         $       --          $   67,427             $  23,105
       5,963,933              269,012             1,799,016            398,843             224,476                19,757
    ------------            ---------           -----------         ----------          ----------             ---------
      21,096,085             (108,573)           (1,080,454)          (398,843)           (157,049)                3,348
    ------------            ---------           -----------         ----------          ----------             ---------
       3,787,224                   --              (332,122)           858,524             222,457               282,473
     (10,708,680)                  --            17,314,337          4,270,848           1,836,424              (297,729)
    ------------            ---------           -----------         ----------          ----------             ---------
      (6,921,456)                  --            16,982,215          5,129,372           2,058,881               (15,256)
    ------------            ---------           -----------         ----------          ----------             ---------
    $ 14,174,629            $(108,573)          $15,901,761         $4,730,529          $1,901,832             $ (11,908)
    ============            =========           ===========         ==========          ==========             =========

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                        SALOMON BROTHERS
                                                                                     HARRIS OAKMARK      STRATEGIC BOND
                                                                                      FOCUSED VALUE       OPPORTUNITIES
                                                                                   INVESTMENT DIVISION INVESTMENT DIVISION
                                                                                   ------------------- -------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends.......................................................................     $ 3,022,017         $3,207,358
  Expenses........................................................................       3,694,640          1,542,238
                                                                                       -----------         ----------
Net investment (loss) income . ...................................................        (672,623)         1,665,120
                                                                                       -----------         ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized (losses) gains from security transactions . . .......................       5,382,111          1,546,510
Change in net unrealized appreciation (depreciation) of investments for the period      19,999,547          2,945,911
                                                                                       -----------         ----------
Net realized and unrealized gains (losses) on investments . ......................      25,381,658          4,492,421
                                                                                       -----------         ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...................     $24,709,035         $6,157,541
                                                                                       ===========         ==========

                                                                                    SALOMON BROTHERS
                                                                                     U.S. GOVERNMENT
                                                                                   INVESTMENT DIVISION
                                                                                   -------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends.......................................................................     $2,223,254
  Expenses........................................................................      1,379,900
                                                                                       ----------
Net investment (loss) income . ...................................................        843,354
                                                                                       ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized (losses) gains from security transactions . . .......................        208,641
Change in net unrealized appreciation (depreciation) of investments for the period        612,479
                                                                                       ----------
Net realized and unrealized gains (losses) on investments . ......................        821,120
                                                                                       ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...................     $1,664,474
                                                                                       ==========

--------
(a) For the period January 1, 2004 to April 30, 2004
(b) For the period May 3, 2004 to December 31, 2004
(c) Formerly, Janus Mid Cap Investment Division

                      See Notes to Financial Statements.


        FI                FI MID CAP                MFS         STATE STREET RESEARCH      FIDELITY            FIDELITY
   VALUE LEADERS         OPPORTUNITIES         TOTAL RETURN       LARGE CAP GROWTH       MONEY MARKET        EQUITY-INCOME
INVESTMENT DIVISION INVESTMENT DIVISION (A) INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ----------------------- ------------------- --------------------- ------------------- -------------------
    $  171,085            $ 2,133,001           $ 1,442,939           $     --              $93,246           $ 2,517,063
       203,418                212,183               584,315             22,467               74,480             1,272,204
    ----------            -----------           -----------           --------              -------           -----------
       (32,333)             1,920,818               858,624            (22,467)              18,766             1,244,859
    ----------            -----------           -----------           --------              -------           -----------
       404,323                740,916            (5,108,663)            20,664                   --             2,598,754
     1,741,944             (3,679,121)           10,110,705            422,639                   --             9,102,225
    ----------            -----------           -----------           --------              -------           -----------
     2,146,267             (2,938,205)            5,002,042            443,303                   --            11,700,979
    ----------            -----------           -----------           --------              -------           -----------
    $2,113,934            $(1,017,387)          $ 5,860,666           $420,836              $18,766           $12,945,838
    ==========            ===========           ===========           ========              =======           ===========

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                                 FIDELITY            FIDELITY
                                                                                  GROWTH             OVERSEAS
                                                                            INVESTMENT DIVISION INVESTMENT DIVISION
                                                                            ------------------- -------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends................................................................     $   423,585         $  316,613
  Expenses.................................................................       1,581,494            281,192
                                                                                -----------         ----------
Net investment (loss) income...............................................      (1,157,909)            35,421
                                                                                -----------         ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized (losses) gains from security transactions.....................      (1,034,139)           358,850
Change in net unrealized appreciation (depreciation) of investments for the
 period....................................................................       5,682,518          3,068,346
                                                                                -----------         ----------
Net realized and unrealized gains (losses) on investments..................       4,648,379          3,427,196
                                                                                -----------         ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................................     $ 3,490,470         $3,462,617
                                                                                ===========         ==========

                                                                                  FIDELITY
                                                                            INVESTMENT GRADE BOND
                                                                             INVESTMENT DIVISION
                                                                            ---------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends................................................................      $1,595,027
  Expenses.................................................................         218,608
                                                                                 ----------
Net investment (loss) income...............................................       1,376,419
                                                                                 ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized (losses) gains from security transactions.....................         250,624
Change in net unrealized appreciation (depreciation) of investments for the
 period....................................................................        (900,086)
                                                                                 ----------
Net realized and unrealized gains (losses) on investments..................        (649,462)
                                                                                 ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................................      $  726,957
                                                                                 ==========

--------
(a) For the period January 1, 2004 to April 30, 2004
(b) For the period May 3, 2004 to December 31, 2004
(c) Formerly, Janus Mid Cap Investment Division

                      See Notes to Financial Statements.

             CALVERT SOCIAL      CALVERT SOCIAL        LORD ABBETT        MFS RESEARCH        T. ROWE PRICE
                BALANCED         MID CAP GROWTH      BOND DEBENTURE       INTERNATIONAL      MID-CAP GROWTH
           INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
           ------------------- ------------------- ------------------- ------------------- -------------------
               $  957,804          $       --          $4,041,205          $   66,703          $       --
                  652,189             128,066           1,384,364             297,332             619,252
               ----------          ----------          ----------          ----------          ----------
                  305,615            (128,066)          2,656,841            (230,629)           (619,252)
               ----------          ----------          ----------          ----------          ----------
                  114,758            (300,748)          2,179,729           1,788,312             304,968

                3,350,274           1,474,813           2,665,360           2,695,583           8,336,804
               ----------          ----------          ----------          ----------          ----------
                3,465,032           1,174,065           4,845,089           4,483,895           8,641,772
               ----------          ----------          ----------          ----------          ----------

               $3,770,647          $1,045,999          $7,501,930          $4,253,266          $8,022,520
               ==========          ==========          ==========          ==========          ==========

                                      PIMCO
           PIMCO TOTAL RETURN    PEA INNOVATION
           INVESTMENT DIVISION INVESTMENT DIVISION
           ------------------- -------------------
               $18,681,206         $    41,165
                 3,298,271             724,626
               -----------         -----------
                15,382,935            (683,461)
               -----------         -----------
                 2,455,287           3,020,599

                (8,630,533)         (6,843,564)
               -----------         -----------
                (6,175,246)         (3,822,965)
               -----------         -----------

               $ 9,207,689         $(4,506,426)
               ===========         ===========

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                                         MET/AIM             MET/AIM
                                                                                   MID CAP CORE EQUITY  SMALL CAP GROWTH
                                                                                   INVESTMENT DIVISION INVESTMENT DIVISION
                                                                                   ------------------- -------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends.......................................................................     $       --           $      --
  Expenses........................................................................        374,199             146,620
                                                                                       ----------           ---------
Net investment (loss) income......................................................       (374,199)           (146,620)
                                                                                       ----------           ---------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized (losses) gains from security transactions............................      1,535,292             497,811
Change in net unrealized appreciation (depreciation) of investments for the period      2,286,153             363,802
                                                                                       ----------           ---------
Net realized and unrealized gains (losses) on investments.........................      3,821,445             861,613
                                                                                       ----------           ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...................     $3,447,246           $ 714,993
                                                                                       ==========           =========

                                                                                     HARRIS OAKMARK
                                                                                      INTERNATIONAL
                                                                                   INVESTMENT DIVISION
                                                                                   -------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends.......................................................................     $    5,443
  Expenses........................................................................        448,253
                                                                                       ----------
Net investment (loss) income......................................................       (442,810)
                                                                                       ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized (losses) gains from security transactions............................      1,091,842
Change in net unrealized appreciation (depreciation) of investments for the period      6,827,093
                                                                                       ----------
Net realized and unrealized gains (losses) on investments.........................      7,918,935
                                                                                       ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...................     $7,476,125
                                                                                       ==========

--------
(a) For the period January 1, 2004 to April 30, 2004
(b) For the period May 3, 2004 to December 31, 2004
(c) Formerly, Janus Mid Cap Investment Division

                      See Notes to Financial Statements.

               OPPENHEIMER             JANUS           THIRD AVENUE        NEUBERGER BERMAN       AMERICAN FUNDS
           CAPITAL APPRECIATION  AGGRESSIVE GROWTH    SMALL CAP VALUE         REAL ESTATE             GROWTH
           INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION (B) INVESTMENT DIVISION
           -------------------  ------------------- ------------------- ----------------------- -------------------
                 $17,831            $       --            $ 8,719             $2,170,898            $   833,905
                   2,485               232,795              2,670                216,728              5,698,493
                 -------            ----------            -------             ----------            -----------
                  15,346              (232,795)             6,049              1,954,170             (4,864,588)
                 -------            ----------            -------             ----------            -----------
                   5,647               900,838             25,508                135,475              1,453,966
                  (3,066)              712,002             27,654              5,386,448             51,327,471
                 -------            ----------            -------             ----------            -----------
                   2,581             1,612,840             53,162              5,521,923             52,781,437
                 -------            ----------            -------             ----------            -----------
                 $17,927            $1,380,045            $59,211             $7,476,093            $47,916,849
                 =======            ==========            =======             ==========            ===========

             AMERICAN FUNDS          AMERICAN FUNDS
              GROWTH-INCOME    GLOBAL SMALL CAPITALIZATION
           INVESTMENT DIVISION     INVESTMENT DIVISION
           ------------------- ---------------------------
               $ 4,041,305             $        --
                 5,460,077               1,547,458
               -----------             -----------
                (1,418,772)             (1,547,458)
               -----------             -----------
                   880,993               2,309,497
                37,319,953              20,334,044
               -----------             -----------
                38,200,946              22,643,541
               -----------             -----------
               $36,782,174             $21,096,083
               ===========             ===========

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                   STATE STREET RESEARCH
                                                     INVESTMENT TRUST                VARIABLE B
                                                    INVESTMENT DIVISION          INVESTMENT DIVISION
                                              ------------------------------  ------------------------
                                                 FOR THE         FOR THE        FOR THE      FOR THE
                                                YEAR ENDED      YEAR ENDED     YEAR ENDED   YEAR ENDED
                                               DECEMBER 31,    DECEMBER 31,   DECEMBER 31, DECEMBER 31,
                                                   2004            2003           2004         2003
                                              --------------  --------------  ------------ ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment (loss) income................ $   (7,140,896) $   (4,971,381) $   (75,842) $   (23,250)
 Net realized (losses) gains from security
   transactions..............................    (44,962,786)    (51,948,303)  (1,899,235)     (87,630)
 Change in net unrealized appreciation
   (deprecation) of investments..............    176,732,096     381,723,777    5,491,417   10,203,802
                                              --------------  --------------  -----------  -----------
 Net increase (decrease) in net assets
   resulting from operations.................    124,628,414     324,804,093    3,516,340   10,092,922
                                              --------------  --------------  -----------  -----------
From capital transactions:
 Net premiums................................     59,827,094      63,137,295       60,228       67,023
 Redemptions.................................   (126,463,041)   (104,074,277)  (4,454,805)  (4,342,568)
                                              --------------  --------------  -----------  -----------
 Total net (redemptions) premiums............    (66,635,947)    (40,936,982)  (4,394,577)  (4,275,545)
 Net Investment Division transfers...........    (65,144,021)    (43,074,690)       2,626         (140)
 Net other transfers.........................     (5,882,892)       (430,069)  (3,607,812)     (14,168)
                                              --------------  --------------  -----------  -----------
 Net (decrease) increase in net assets
   resulting from capital transactions.......   (137,662,860)    (84,441,741)  (7,999,763)  (4,289,853)
                                              --------------  --------------  -----------  -----------
NET CHANGE IN NET ASSETS.....................    (13,034,446)    240,362,352   (4,483,423)   5,803,069
NET ASSETS-BEGINNING OF PERIOD...............  1,436,555,863   1,196,193,511   42,740,424   36,937,355
                                              --------------  --------------  -----------  -----------
NET ASSETS-END OF PERIOD..................... $1,423,521,417  $1,436,555,863  $38,257,001  $42,740,424
                                              ==============  ==============  ===========  ===========

--------
(c) Formerly, Janus Mid Cap Investment Division

                      See Notes to Financial Statements.

                               STATE STREET RESEARCH         STATE STREET RESEARCH                METLIFE
       VARIABLE C                   DIVERSIFIED                AGGRESSIVE GROWTH                STOCK INDEX
   INVESTMENT DIVISION          INVESTMENT DIVISION           INVESTMENT DIVISION           INVESTMENT DIVISION
------------------------  ------------------------------  --------------------------  ------------------------------
  FOR THE      FOR THE       FOR THE         FOR THE        FOR THE       FOR THE        FOR THE         FOR THE
 YEAR ENDED   YEAR ENDED    YEAR ENDED      YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED      YEAR ENDED
DECEMBER 31, DECEMBER 31,  DECEMBER 31,    DECEMBER 31,   DECEMBER 31,  DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
    2004         2003          2004            2003           2004          2003           2004            2003
------------ ------------ --------------  --------------  ------------  ------------  --------------  --------------
 $    8,452   $   11,148  $    9,559,664  $   35,848,904  $ (8,715,515) $ (7,613,965) $  (11,430,932) $   11,453,758
    (22,790)    (124,815)    (25,985,770)    (31,412,838)  (52,857,172)  (50,309,882)    (28,356,853)    (53,844,908)
    261,738      437,744     117,956,645     242,513,455   138,645,041   261,042,381     302,459,985     608,946,757
 ----------   ----------  --------------  --------------  ------------  ------------  --------------  --------------
    247,400      324,077     101,530,539     246,949,521    77,072,354   203,118,534     262,672,200     566,555,607
 ----------   ----------  --------------  --------------  ------------  ------------  --------------  --------------
      5,000           --      75,678,753      66,058,422    30,149,651    32,254,333     266,044,198     175,233,071
    (86,530)    (343,872)   (144,227,251)   (131,519,745)  (61,310,580)  (51,225,765)   (243,823,569)   (200,036,170)
 ----------   ----------  --------------  --------------  ------------  ------------  --------------  --------------
    (81,530)    (343,872)    (68,548,498)    (65,461,323)  (31,160,929)  (18,971,432)     22,220,629     (24,803,099)
  1,244,322           --     (41,122,479)    (34,785,834)  (27,843,622)   (4,796,588)    147,806,715      34,421,305
    (15,425)       2,192      (4,065,997)     (1,069,104)     (636,876)     (145,565)     (1,385,373)       (602,680)
 ----------   ----------  --------------  --------------  ------------  ------------  --------------  --------------
  1,147,367     (341,680)   (113,736,974)   (101,316,261)  (59,641,427)  (23,913,585)    168,641,971       9,015,526
 ----------   ----------  --------------  --------------  ------------  ------------  --------------  --------------
  1,394,767      (17,603)    (12,206,435)    145,633,260    17,430,927   179,204,949     431,314,171     575,571,133
  1,176,831    1,194,434   1,521,354,910   1,375,721,650   718,243,154   539,038,205   2,724,568,861   2,148,997,728
 ----------   ----------  --------------  --------------  ------------  ------------  --------------  --------------
 $2,571,598   $1,176,831  $1,509,148,475  $1,521,354,910  $735,674,081  $718,243,154  $3,155,883,032  $2,724,568,861
 ==========   ==========  ==============  ==============  ============  ============  ==============  ==============

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                                         FI
                                                                                 INTERNATIONAL STOCK
                                                                                 INVESTMENT DIVISION
                                                                             --------------------------
                                                                               FOR THE       FOR THE
                                                                              YEAR ENDED    YEAR ENDED
                                                                             DECEMBER 31,  DECEMBER 31,
                                                                                 2004          2003
                                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment (loss) income.............................................. $    173,954  $   (853,930)
  Net realized (losses) gains from security transactions....................    2,409,577    (3,654,434)
  Change in net unrealized appreciation (deprecation) of investments........   26,889,569    43,384,235
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from operations...........   29,473,100    38,875,871
                                                                             ------------  ------------
From capital transactions:
  Net premiums..............................................................   13,165,683    13,831,722
  Redemptions...............................................................  (14,525,685)  (12,738,800)
                                                                             ------------  ------------
  Total net (redemptions) premiums..........................................   (1,360,002)    1,092,922
  Net Investment Division transfers.........................................   (5,316,894)   (7,253,378)
  Net other transfers.......................................................     (170,037)      176,802
                                                                             ------------  ------------
  Net (decrease) increase in net assets resulting from capital transactions.   (6,846,933)   (5,983,654)
                                                                             ------------  ------------
NET CHANGE IN NET ASSETS....................................................   22,626,167    32,892,217
NET ASSETS-BEGINNING OF PERIOD..............................................  181,194,465   148,302,248
                                                                             ------------  ------------
NET ASSETS-END OF PERIOD.................................................... $203,820,632  $181,194,465
                                                                             ============  ============

                                                                                          FI
                                                                                 MID CAP OPPORTUNITIES
                                                                                INVESTMENT DIVISION (C)
                                                                             ----------------------------
                                                                                FOR THE        FOR THE
                                                                               YEAR ENDED     YEAR ENDED
                                                                              DECEMBER 31,   DECEMBER 31,
                                                                                  2004           2003
                                                                             -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment (loss) income.............................................. $  (4,632,447) $  (7,034,274)
  Net realized (losses) gains from security transactions....................  (102,085,595)  (139,959,603)
  Change in net unrealized appreciation (deprecation) of investments........   205,109,137    311,391,820
                                                                             -------------  -------------
  Net increase (decrease) in net assets resulting from operations...........    98,391,095    164,397,943
                                                                             -------------  -------------
From capital transactions:
  Net premiums..............................................................    44,670,180     46,884,950
  Redemptions...............................................................   (54,743,591)   (41,879,588)
                                                                             -------------  -------------
  Total net (redemptions) premiums..........................................   (10,073,411)     5,005,362
  Net Investment Division transfers.........................................   (19,247,839)   (46,389,289)
  Net other transfers.......................................................      (512,635)      (215,070)
                                                                             -------------  -------------
  Net (decrease) increase in net assets resulting from capital transactions.   (29,833,885)   (41,598,997)
                                                                             -------------  -------------
NET CHANGE IN NET ASSETS....................................................    68,557,210    122,798,946
NET ASSETS-BEGINNING OF PERIOD..............................................   647,159,872    524,360,926
                                                                             -------------  -------------
NET ASSETS-END OF PERIOD.................................................... $ 715,717,082  $ 647,159,872
                                                                             =============  =============

--------
(c) Formerly, Janus Mid Cap Investment Division

                      See Notes to Financial Statements.

       T. ROWE PRICE                                          HARRIS OAKMARK         NEUBERGER BERMAN PARTNERS
     SMALL CAP GROWTH          SCUDDER GLOBAL EQUITY          LARGE CAP VALUE              MID CAP VALUE
    INVESTMENT DIVISION         INVESTMENT DIVISION         INVESTMENT DIVISION         INVESTMENT DIVISION
--------------------------  --------------------------  --------------------------  --------------------------
  FOR THE       FOR THE       FOR THE       FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
 YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
    2004          2003          2004          2003          2004          2003          2004          2003
------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
$ (2,886,757) $ (2,335,750) $    609,944  $  1,246,055  $ (2,804,182) $ (3,145,231) $  4,146,840  $ (1,448,911)
   7,563,645     1,668,839    (1,697,535)   (4,321,394)    3,097,584      (959,107)    3,180,947      (617,781)
  16,778,755    64,011,123    23,648,969    38,079,256    33,885,461    58,920,807    48,343,689    51,860,370
------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
  21,455,643    63,344,212    22,561,378    35,003,917    34,178,863    54,816,469    55,671,476    49,793,678
------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
  19,971,152    18,082,765    13,708,095    13,251,847    59,037,436    40,508,482    48,228,588    22,231,495
 (20,622,550)  (14,255,660)  (12,622,942)   (9,588,299)  (24,364,935)  (18,415,211)  (18,649,172)  (10,908,929)
------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
    (651,398)    3,827,105     1,085,153     3,663,548    34,672,501    22,093,271    29,579,416    11,322,566
  (8,814,720)      671,092    (6,183,144)   (5,197,853)   20,318,911    12,156,132    66,518,352     7,888,092
    (165,745)      (88,245)     (114,414)      (29,203)     (392,711)      (85,734)     (197,708)      (34,339)
------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
  (9,631,863)    4,409,952    (5,212,405)   (1,563,508)   54,598,701    34,163,669    95,900,060    19,176,319
------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
  11,823,780    67,754,164    17,348,973    33,440,409    88,777,564    88,980,138   151,571,536    68,969,997
 231,644,470   163,890,306   155,401,839   121,961,430   306,337,319   217,357,181   206,461,099   137,491,102
------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
$243,468,250  $231,644,470  $172,750,812  $155,401,839  $395,114,883  $306,337,319  $358,032,635  $206,461,099
============  ============  ============  ============  ============  ============  ============  ============

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                                    T. ROWE PRICE
                                                                                  LARGE CAP GROWTH
                                                                                 INVESTMENT DIVISION
                                                                             --------------------------
                                                                               FOR THE       FOR THE
                                                                              YEAR ENDED    YEAR ENDED
                                                                             DECEMBER 31,  DECEMBER 31,
                                                                                 2004          2003
                                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment (loss) income.............................................. $ (1,680,167) $ (1,351,367)
  Net realized (losses) gains from security transactions....................   (4,389,614)   (7,066,639)
  Change in net unrealized appreciation (deprecation) of investments........   19,581,116    39,497,097
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from operations...........   13,511,335    31,079,091
                                                                             ------------  ------------
From capital transactions:
  Net premiums..............................................................   22,185,902    15,035,138
  Redemptions...............................................................  (10,685,360)   (8,530,281)
                                                                             ------------  ------------
  Total net (redemptions) premiums..........................................   11,500,542     6,504,857
  Net Investment Division transfers.........................................    2,063,909     6,427,640
  Net other transfers.......................................................     (200,258)      (42,000)
                                                                             ------------  ------------
  Net (decrease) increase in net assets resulting from capital transactions.   13,364,193    12,890,497
                                                                             ------------  ------------
NET CHANGE IN NET ASSETS....................................................   26,875,528    43,969,588
NET ASSETS-BEGINNING OF PERIOD..............................................  147,759,339   103,789,751
                                                                             ------------  ------------
NET ASSETS-END OF PERIOD.................................................... $174,634,867  $147,759,339
                                                                             ============  ============

                                                                                   LEHMAN BROTHERS
                                                                                AGGREGATE BOND INDEX
                                                                                 INVESTMENT DIVISION
                                                                             --------------------------
                                                                               FOR THE       FOR THE
                                                                              YEAR ENDED    YEAR ENDED
                                                                             DECEMBER 31,  DECEMBER 31,
                                                                                 2004          2003
                                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment (loss) income.............................................. $  6,740,862  $ 14,000,807
  Net realized (losses) gains from security transactions....................    3,589,529     5,077,148
  Change in net unrealized appreciation (deprecation) of investments........    4,595,110   (11,859,142)
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from operations...........   14,925,501     7,218,813
                                                                             ------------  ------------
From capital transactions:
  Net premiums..............................................................  140,944,197    85,853,107
  Redemptions...............................................................  (39,523,128)  (27,752,614)
                                                                             ------------  ------------
  Total net (redemptions) premiums..........................................  101,421,069    58,100,493
  Net Investment Division transfers.........................................  101,939,522    28,980,602
  Net other transfers.......................................................     (424,009)      (65,509)
                                                                             ------------  ------------
  Net (decrease) increase in net assets resulting from capital transactions.  202,936,582    87,015,586
                                                                             ------------  ------------
NET CHANGE IN NET ASSETS....................................................  217,862,083    94,234,399
NET ASSETS-BEGINNING OF PERIOD..............................................  389,701,037   295,466,638
                                                                             ------------  ------------
NET ASSETS-END OF PERIOD.................................................... $607,563,120  $389,701,037
                                                                             ============  ============

--------
(c) Formerly, Janus Mid Cap Investment Division

                      See Notes to Financial Statements.

      MORGAN STANLEY                  RUSSELL                  MET/PUTNAM            STATE STREET RESEARCH
        EAFE INDEX                  2000 INDEX                   VOYAGER                    AURORA
    INVESTMENT DIVISION         INVESTMENT DIVISION        INVESTMENT DIVISION        INVESTMENT DIVISION
--------------------------  --------------------------  ------------------------  --------------------------
  FOR THE       FOR THE       FOR THE       FOR THE       FOR THE      FOR THE      FOR THE       FOR THE
 YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED
DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,
    2004          2003          2004          2003          2004         2003         2004          2003
------------  ------------  ------------  ------------  ------------ ------------ ------------  ------------
$ (1,170,741) $    415,870  $ (1,730,299) $   (874,916) $  (376,935) $  (353,049) $ (5,984,230) $ (3,540,568)
  10,359,786    (3,520,969)    7,021,907    (8,830,667)  (1,264,904)  (2,921,784)    6,130,655    (2,864,035)
  26,986,318    49,342,779    27,429,087    64,418,850    2,765,224    9,443,243    62,861,204   123,248,992
------------  ------------  ------------  ------------  -----------  -----------  ------------  ------------
  36,175,363    46,237,680    32,720,695    54,713,267    1,123,385    6,168,410    63,007,629   116,844,389
------------  ------------  ------------  ------------  -----------  -----------  ------------  ------------
  57,233,975    39,506,108    37,958,839    28,461,700    3,797,693    4,970,250    81,959,946    47,916,585
 (14,645,027)   (9,873,082)  (14,579,636)  (10,978,651)  (2,721,521)  (1,984,657)  (32,863,058)  (20,626,715)
------------  ------------  ------------  ------------  -----------  -----------  ------------  ------------
  42,588,948    29,633,026    23,379,203    17,483,049    1,076,172    2,985,593    49,096,888    27,289,870
 (26,479,475)    8,384,831   (14,878,786)   18,592,864   (2,367,126)   1,001,452    32,248,065    26,263,843
      96,618        (8,054)      (87,297)      (23,675)         352        5,398        (1,221)      (15,192)
------------  ------------  ------------  ------------  -----------  -----------  ------------  ------------
  16,206,091    38,009,803     8,413,120    36,052,238   (1,290,602)   3,992,443    81,343,732    53,538,521
------------  ------------  ------------  ------------  -----------  -----------  ------------  ------------
  52,381,454    84,247,483    41,133,815    90,765,505     (167,217)  10,160,853   144,351,361   170,382,910
 189,195,386   104,947,903   200,997,329   110,231,824   33,031,871   22,871,018   398,038,205   227,655,295
------------  ------------  ------------  ------------  -----------  -----------  ------------  ------------
$241,576,840  $189,195,386  $242,131,144  $200,997,329  $32,864,654  $33,031,871  $542,389,566  $398,038,205
============  ============  ============  ============  ===========  ===========  ============  ============

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                                   METLIFE MID CAP
                                                                                     STOCK INDEX
                                                                                 INVESTMENT DIVISION
                                                                             --------------------------
                                                                               FOR THE       FOR THE
                                                                              YEAR ENDED    YEAR ENDED
                                                                             DECEMBER 31,  DECEMBER 31,
                                                                                 2004          2003
                                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment (loss) income.............................................. $ (1,007,809) $ (1,109,269)
  Net realized (losses) gains from security transactions....................   12,079,529    (1,417,477)
  Change in net unrealized appreciation (deprecation) of investments........   16,882,194    44,800,853
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from operations...........   27,953,914    42,274,107
                                                                             ------------  ------------
From capital transactions:
  Net premiums..............................................................   45,930,000    36,661,368
  Redemptions...............................................................  (13,192,285)   (9,822,949)
                                                                             ------------  ------------
  Total net (redemptions) premiums..........................................   32,737,715    26,838,419
  Net Investment Division transfers.........................................  (30,180,319)   16,847,607
  Net other transfers.......................................................     (215,398)      (13,989)
                                                                             ------------  ------------
  Net (decrease) increase in net assets resulting from capital transactions.    2,341,998    43,672,037
                                                                             ------------  ------------
NET CHANGE IN NET ASSETS....................................................   30,295,912    85,946,144
NET ASSETS-BEGINNING OF PERIOD..............................................  192,970,729   107,024,585
                                                                             ------------  ------------
NET ASSETS-END OF PERIOD.................................................... $223,266,641  $192,970,729
                                                                             ============  ============

                                                                                FRANKLIN TEMPLETON
                                                                                 SMALL CAP GROWTH
                                                                                INVESTMENT DIVISION
                                                                             ------------------------
                                                                               FOR THE      FOR THE
                                                                              YEAR ENDED   YEAR ENDED
                                                                             DECEMBER 31, DECEMBER 31,
                                                                                 2004         2003
                                                                             ------------ ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment (loss) income.............................................. $  (458,387) $  (372,241)
  Net realized (losses) gains from security transactions....................   2,377,340      701,362
  Change in net unrealized appreciation (deprecation) of investments........   1,384,591    6,211,744
                                                                             -----------  -----------
  Net increase (decrease) in net assets resulting from operations...........   3,303,544    6,540,865
                                                                             -----------  -----------
From capital transactions:
  Net premiums..............................................................   7,327,486    5,126,044
  Redemptions...............................................................  (2,697,860)  (1,318,502)
                                                                             -----------  -----------
  Total net (redemptions) premiums..........................................   4,629,626    3,807,542
  Net Investment Division transfers.........................................   1,854,875    7,259,211
  Net other transfers.......................................................        (403)    (116,027)
                                                                             -----------  -----------
  Net (decrease) increase in net assets resulting from capital transactions.   6,484,098   10,950,726
                                                                             -----------  -----------
NET CHANGE IN NET ASSETS....................................................   9,787,642   17,491,591
NET ASSETS-BEGINNING OF PERIOD..............................................  29,155,697   11,664,106
                                                                             -----------  -----------
NET ASSETS-END OF PERIOD.................................................... $38,943,339  $29,155,697
                                                                             ===========  ===========

--------
(c) Formerly, Janus Mid Cap Investment Division

                      See Notes to Financial Statements.

  STATE STREET RESEARCH      STATE STREET RESEARCH      STATE STREET RESEARCH              DAVIS
     LARGE CAP VALUE              BOND INCOME               MONEY MARKET               VENTURE VALUE
   INVESTMENT DIVISION        INVESTMENT DIVISION        INVESTMENT DIVISION        INVESTMENT DIVISION
------------------------  --------------------------  ------------------------  --------------------------
  FOR THE      FOR THE      FOR THE       FOR THE       FOR THE      FOR THE      FOR THE       FOR THE
 YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,
    2004         2003         2004          2003          2004         2003         2004          2003
------------ ------------ ------------  ------------  ------------ ------------ ------------  ------------
$  (442,057) $    17,693  $ 21,096,085  $  9,061,460  $  (108,573) $   (80,030) $ (1,080,454) $   (687,070)
  1,384,652      127,424     3,787,224     4,913,034           --           (4)     (332,122)   (1,860,210)
  3,494,201    2,823,675   (10,708,680)    6,864,418           --            4    17,314,337    23,224,977
-----------  -----------  ------------  ------------  -----------  -----------  ------------  ------------
  4,436,796    2,968,792    14,174,629    20,838,912     (108,573)     (80,030)   15,901,761    20,677,697
-----------  -----------  ------------  ------------  -----------  -----------  ------------  ------------
 14,613,294    5,068,830    47,995,908    37,409,336   14,061,842    8,783,935    37,544,591    15,238,546
 (1,998,672)    (384,253)  (43,709,213)  (44,744,642)  (5,819,350)  (2,350,287)   (9,614,619)   (5,241,736)
-----------  -----------  ------------  ------------  -----------  -----------  ------------  ------------
 12,614,622    4,684,577     4,286,695    (7,335,306)   8,242,492    6,433,648    27,929,972     9,996,810
 14,217,921    9,029,518    (8,548,592)  (17,667,188)     512,134   (1,179,643)   43,688,641    13,844,488
   (105,463)       3,976      (792,434)     (205,068)      (1,515)         250      (153,737)      (24,579)
-----------  -----------  ------------  ------------  -----------  -----------  ------------  ------------
 26,727,080   13,718,071    (5,054,331)  (25,207,562)   8,753,111    5,254,255    71,464,876    23,816,719
-----------  -----------  ------------  ------------  -----------  -----------  ------------  ------------
 31,163,876   16,686,863     9,120,298    (4,368,650)   8,644,538    5,174,225    87,366,637    44,494,416
 19,817,443    3,130,580   470,409,429   474,778,079   14,346,188    9,171,963   103,646,451    59,152,035
-----------  -----------  ------------  ------------  -----------  -----------  ------------  ------------
$50,981,319  $19,817,443  $479,529,727  $470,409,429  $22,990,726  $14,346,188  $191,013,088  $103,646,451
===========  ===========  ============  ============  ===========  ===========  ============  ============

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                                   LOOMIS SAYLES                  MFS
                                                                                     SMALL CAP              INVESTORS TRUST
                                                                                INVESTMENT DIVISION       INVESTMENT DIVISION
                                                                             ------------------------  ------------------------
                                                                               FOR THE      FOR THE      FOR THE      FOR THE
                                                                              YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                                             DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                                                                 2004         2003         2004         2003
                                                                             ------------ ------------ ------------ ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment (loss) income.............................................. $  (398,843) $  (253,969) $  (157,049) $   (92,750)
  Net realized (losses) gains from security transactions....................     858,524     (546,827)     222,457     (290,848)
  Change in net unrealized appreciation (deprecation) of investments........   4,270,848    6,906,117    1,836,424    2,134,283
                                                                             -----------  -----------  -----------  -----------
  Net increase (decrease) in net assets resulting from operations...........   4,730,529    6,105,321    1,901,832    1,750,685
                                                                             -----------  -----------  -----------  -----------
From capital transactions:
  Net premiums..............................................................   6,171,683    3,776,996    2,380,110    2,317,523
  Redemptions...............................................................  (1,838,371)  (1,296,199)  (1,428,693)    (600,405)
                                                                             -----------  -----------  -----------  -----------
  Total net (redemptions) premiums..........................................   4,333,312    2,480,797      951,417    1,717,118
  Net Investment Division transfers.........................................   2,499,326    2,592,845    5,418,448    1,832,801
  Net other transfers.......................................................     (22,992)     (17,017)      17,489         (971)
                                                                             -----------  -----------  -----------  -----------
  Net (decrease) increase in net assets resulting from capital transactions.   6,809,646    5,056,625    6,387,354    3,548,948
                                                                             -----------  -----------  -----------  -----------
NET CHANGE IN NET ASSETS....................................................  11,540,175   11,161,946    8,289,186    5,299,633
NET ASSETS-BEGINNING OF PERIOD..............................................  27,095,353   15,933,407   12,018,285    6,718,652
                                                                             -----------  -----------  -----------  -----------
NET ASSETS-END OF PERIOD.................................................... $38,635,528  $27,095,353  $20,307,471  $12,018,285
                                                                             ===========  ===========  ===========  ===========

--------
(c) Formerly, Janus Mid Cap Investment Division

                      See Notes to Financial Statements.

            MFS                    HARRIS OAKMARK             SALOMON BROTHERS             SALOMON BROTHERS
     RESEARCH MANAGERS              FOCUSED VALUE        STRATEGIC BOND OPPORTUNITIES      U.S. GOVERNMENT
    INVESTMENT DIVISION          INVESTMENT DIVISION        INVESTMENT DIVISION          INVESTMENT DIVISION
---------------------------  --------------------------  ---------------------------  -------------------------
FOR THE PERIOD    FOR THE      FOR THE       FOR THE       FOR THE        FOR THE       FOR THE       FOR THE
JANUARY 1, 2004  YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED
      TO        DECEMBER 31, DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
APRIL 30, 2004      2003         2004          2003          2004           2003          2004          2003
--------------- ------------ ------------  ------------  ------------   ------------  ------------  ------------
  $     3,348    $  (14,724) $   (672,623) $ (2,023,189) $  1,665,120   $   216,008   $    843,354  $   411,932
      282,473      (103,014)    5,382,111       (77,220)    1,546,510       671,005        208,641      667,666
     (297,729)      756,389    19,999,547    52,892,513     2,945,911     4,251,747        612,479   (1,037,454)
  -----------    ----------  ------------  ------------  ------------   -----------   ------------  -----------
      (11,908)      638,651    24,709,035    50,792,104     6,157,541     5,138,760      1,664,474       42,144
  -----------    ----------  ------------  ------------  ------------   -----------   ------------  -----------
      543,197       644,736    56,173,470    35,437,155    36,671,156    20,293,941     27,855,303   26,073,605
     (135,832)     (183,644)  (19,437,431)  (12,600,981)   (8,426,285)   (4,053,825)    (8,913,847)  (9,094,369)
  -----------    ----------  ------------  ------------  ------------   -----------   ------------  -----------
      407,365       461,092    36,736,039    22,836,174    28,244,871    16,240,116     18,941,456   16,979,236
   (4,170,455)      224,134    22,500,708    24,968,029    24,149,899    32,081,138      4,422,581   (8,158,078)
         (442)           61      (141,234)       (5,734)      (47,020)          344        (95,091)     (20,274)
  -----------    ----------  ------------  ------------  ------------   -----------   ------------  -----------
   (3,763,532)      685,287    59,095,513    47,798,469    52,347,750    48,321,598     23,268,946    8,800,884
  -----------    ----------  ------------  ------------  ------------   -----------   ------------  -----------
   (3,775,440)    1,323,938    83,804,548    98,590,573    58,505,291    53,460,358     24,933,420    8,843,028
    3,775,440     2,451,502   243,812,067   145,221,494    82,972,143    29,511,785     99,373,490   90,530,462
  -----------    ----------  ------------  ------------  ------------   -----------   ------------  -----------
  $        --    $3,775,440  $327,616,615  $243,812,067  $141,477,434   $82,972,143   $124,306,910  $99,373,490
  ===========    ==========  ============  ============  ============   ===========   ============  ===========

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                                        FI
                                                                                   VALUE LEADERS
                                                                                INVESTMENT DIVISION
                                                                             ------------------------
                                                                               FOR THE      FOR THE
                                                                              YEAR ENDED   YEAR ENDED
                                                                             DECEMBER 31, DECEMBER 31,
                                                                                 2004         2003
                                                                             ------------ ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment (loss) income.............................................. $   (32,333)  $  (40,094)
  Net realized (losses) gains from security transactions....................     404,323       51,906
  Change in net unrealized appreciation (deprecation) of investments........   1,741,944    1,239,505
                                                                             -----------   ----------
  Net increase (decrease) in net assets resulting from operations...........   2,113,934    1,251,317
                                                                             -----------   ----------
From capital transactions:
  Net premiums..............................................................   5,817,050    2,611,498
  Redemptions...............................................................    (844,740)    (165,567)
                                                                             -----------   ----------
  Total net (redemptions) premiums..........................................   4,972,310    2,445,931
  Net Investment Division transfers.........................................   5,616,365    5,125,509
  Net other transfers.......................................................        (473)         929
                                                                             -----------   ----------
  Net (decrease) increase in net assets resulting from capital transactions.  10,588,202    7,572,369
                                                                             -----------   ----------
NET CHANGE IN NET ASSETS....................................................  12,702,136    8,823,686
NET ASSETS-BEGINNING OF PERIOD..............................................   9,895,281    1,071,595
                                                                             -----------   ----------
NET ASSETS-END OF PERIOD.................................................... $22,597,417   $9,895,281
                                                                             ===========   ==========

                                                                                      FI MID CAP
                                                                                    OPPORTUNITIES
                                                                                 INVESTMENT DIVISION
                                                                             ---------------------------
                                                                             FOR THE PERIOD    FOR THE
                                                                             JANUARY 1, 2004  YEAR ENDED
                                                                                   TO        DECEMBER 31,
                                                                             APRIL 30, 2004      2003
                                                                             --------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment (loss) income..............................................  $  1,920,818   $   195,041
  Net realized (losses) gains from security transactions....................       740,916       299,370
  Change in net unrealized appreciation (deprecation) of investments........    (3,679,121)    3,645,577
                                                                              ------------   -----------
  Net increase (decrease) in net assets resulting from operations...........    (1,017,387)    4,139,988
                                                                              ------------   -----------
From capital transactions:
  Net premiums..............................................................     5,920,065     6,469,252
  Redemptions...............................................................      (567,005)     (369,043)
                                                                              ------------   -----------
  Total net (redemptions) premiums..........................................     5,353,060     6,100,209
  Net Investment Division transfers.........................................   (23,524,452)   12,287,948
  Net other transfers.......................................................    (6,010,730)       (1,527)
                                                                              ------------   -----------
  Net (decrease) increase in net assets resulting from capital transactions.   (24,182,122)   18,386,630
                                                                              ------------   -----------
NET CHANGE IN NET ASSETS....................................................   (25,199,509)   22,526,618
NET ASSETS-BEGINNING OF PERIOD..............................................    25,199,509     2,672,891
                                                                              ------------   -----------
NET ASSETS-END OF PERIOD....................................................  $         --   $25,199,509
                                                                              ============   ===========

--------
(c) Formerly, Janus Mid Cap Investment Division

                      See Notes to Financial Statements.

           MFS               STATE STREET RESEARCH           FIDELITY                   FIDELITY
       TOTAL RETURN            LARGE CAP GROWTH            MONEY MARKET               EQUITY-INCOME
   INVESTMENT DIVISION        INVESTMENT DIVISION       INVESTMENT DIVISION        INVESTMENT DIVISION
-------------------------  ------------------------  ------------------------  --------------------------
  FOR THE       FOR THE      FOR THE      FOR THE      FOR THE      FOR THE      FOR THE       FOR THE
 YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED
DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,
    2004          2003         2004         2003         2004         2003         2004          2003
------------  ------------ ------------ ------------ ------------ ------------ ------------  ------------
$    858,624  $ 1,153,340   $  (22,467)   $  (205)   $    18,766  $    14,960  $  1,244,859  $    826,053
  (5,108,663)    (630,261)      20,664        554             --           --     2,598,754        40,898
  10,110,705    7,016,232      422,639      5,679             --           --     9,102,225    29,506,277
------------  -----------   ----------    -------    -----------  -----------  ------------  ------------
   5,860,666    7,539,311      420,836      6,028         18,766       14,960    12,945,838    30,373,228
------------  -----------   ----------    -------    -----------  -----------  ------------  ------------
   8,983,793    5,881,660    2,182,639     82,190      3,072,835    1,739,899     8,462,993    11,336,010
  (6,361,232)  (3,868,185)     (92,344)       (18)    (2,632,212)  (4,233,798)  (16,716,260)  (10,534,193)
------------  -----------   ----------    -------    -----------  -----------  ------------  ------------
   2,622,561    2,013,475    2,090,295     82,172        440,623   (2,493,899)   (8,253,267)      801,817
  23,404,805   (2,103,734)   3,021,620        568     (1,692,625)     388,542    (5,052,545)   (3,976,916)
 (13,705,381)         976      (11,302)        (1)          (281)        (414)       (4,304)      (16,398)
------------  -----------   ----------    -------    -----------  -----------  ------------  ------------
  12,321,985      (89,283)   5,100,613     82,739     (1,252,283)  (2,105,771)  (13,310,116)   (3,191,497)
------------  -----------   ----------    -------    -----------  -----------  ------------  ------------
  18,182,651    7,450,028    5,521,449     88,767     (1,233,517)  (2,090,811)     (364,278)   27,181,731
  53,115,421   45,665,393       88,767         --      8,972,674   11,063,485   134,229,848   107,048,117
------------  -----------   ----------    -------    -----------  -----------  ------------  ------------
$ 71,298,072  $53,115,421   $5,610,216    $88,767    $ 7,739,157  $ 8,972,674  $133,865,570  $134,229,848
============  ===========   ==========    =======    ===========  ===========  ============  ============

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                                      FIDELITY
                                                                                       GROWTH
                                                                                 INVESTMENT DIVISION
                                                                             --------------------------
                                                                               FOR THE       FOR THE
                                                                              YEAR ENDED    YEAR ENDED
                                                                             DECEMBER 31,  DECEMBER 31,
                                                                                 2004          2003
                                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment (loss) income.............................................. $ (1,157,909) $ (1,110,059)
  Net realized (losses) gains from security transactions....................   (1,034,139)     (239,874)
  Change in net unrealized appreciation (deprecation) of investments........    5,682,518    40,777,455
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from operations...........    3,490,470    39,427,522
                                                                             ------------  ------------
From capital transactions:
  Net premiums..............................................................   12,117,109    13,982,063
  Redemptions...............................................................  (15,760,659)  (10,425,047)
                                                                             ------------  ------------
  Total net (redemptions) premiums..........................................   (3,643,550)    3,557,016
  Net Investment Division transfers.........................................   (8,490,878)   (4,173,438)
  Net other transfers.......................................................       (6,456)      (31,505)
                                                                             ------------  ------------
  Net (decrease) increase in net assets resulting from capital transactions.  (12,140,884)     (647,927)
                                                                             ------------  ------------
NET CHANGE IN NET ASSETS....................................................   (8,650,414)   38,779,595
NET ASSETS-BEGINNING OF PERIOD..............................................  165,751,953   126,972,358
                                                                             ------------  ------------
NET ASSETS-END OF PERIOD.................................................... $157,101,539  $165,751,953
                                                                             ============  ============

                                                                                     FIDELITY
                                                                                     OVERSEAS
                                                                                INVESTMENT DIVISION
                                                                             ------------------------
                                                                               FOR THE      FOR THE
                                                                              YEAR ENDED   YEAR ENDED
                                                                             DECEMBER 31, DECEMBER 31,
                                                                                 2004         2003
                                                                             ------------ ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment (loss) income.............................................. $    35,421  $   (61,547)
  Net realized (losses) gains from security transactions....................     358,850     (538,173)
  Change in net unrealized appreciation (deprecation) of investments........   3,068,346    8,504,328
                                                                             -----------  -----------
  Net increase (decrease) in net assets resulting from operations...........   3,462,617    7,904,608
                                                                             -----------  -----------
From capital transactions:
  Net premiums..............................................................   2,807,441    2,566,358
  Redemptions...............................................................  (2,843,715)  (2,032,277)
                                                                             -----------  -----------
  Total net (redemptions) premiums..........................................     (36,274)     534,081
  Net Investment Division transfers.........................................     363,387     (595,043)
  Net other transfers.......................................................      (3,303)      18,920
                                                                             -----------  -----------
  Net (decrease) increase in net assets resulting from capital transactions.     323,810      (42,042)
                                                                             -----------  -----------
NET CHANGE IN NET ASSETS....................................................   3,786,427    7,862,566
NET ASSETS-BEGINNING OF PERIOD..............................................  27,274,426   19,411,860
                                                                             -----------  -----------
NET ASSETS-END OF PERIOD.................................................... $31,060,853  $27,274,426
                                                                             ===========  ===========

--------
(c) Formerly, Janus Mid Cap Investment Division

                      See Notes to Financial Statements.

        FIDELITY               CALVERT SOCIAL            CALVERT SOCIAL              LORD ABBETT
  INVESTMENT GRADE BOND           BALANCED               MID CAP GROWTH             BOND DEBENTURE
   INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION
------------------------  ------------------------  ------------------------  -------------------------
  FOR THE      FOR THE      FOR THE      FOR THE      FOR THE      FOR THE      FOR THE       FOR THE
 YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,
    2004         2003         2004         2003         2004         2003         2004          2003
------------ ------------ ------------ ------------ ------------ ------------ ------------  ------------
$ 1,376,419  $   974,774  $   305,615  $   374,269  $  (128,066) $  (110,083) $  2,656,841  $   576,805
    250,624      524,941      114,758     (232,476)    (300,748)    (611,500)    2,179,729    1,610,670
   (900,086)    (556,229)   3,350,274    7,864,886    1,474,813    3,517,203     2,665,360    9,782,763
-----------  -----------  -----------  -----------  -----------  -----------  ------------  -----------
    726,957      943,486    3,770,647    8,006,679    1,045,999    2,795,620     7,501,930   11,970,238
-----------  -----------  -----------  -----------  -----------  -----------  ------------  -----------
  2,757,530    3,946,431    5,190,647    5,210,237    1,640,326    1,538,762    22,025,628   13,237,392
 (3,553,900)  (2,279,492)  (2,894,509)  (3,307,817)    (846,891)    (793,975)   (9,124,996)  (6,566,042)
-----------  -----------  -----------  -----------  -----------  -----------  ------------  -----------
   (796,370)   1,666,939    2,296,138    1,902,420      793,435      744,787    12,900,632    6,671,350
 (1,303,605)  (1,783,102)    (955,588)  (1,169,380)    (508,974)     (71,392)   11,378,352   18,322,774
    (52,131)          71     (153,071)      13,288       (1,827)     (66,604)     (302,763)     (22,552)
-----------  -----------  -----------  -----------  -----------  -----------  ------------  -----------
 (2,152,106)    (116,092)   1,187,479      746,328      282,634      606,791    23,976,221   24,971,572
-----------  -----------  -----------  -----------  -----------  -----------  ------------  -----------
 (1,425,149)     827,394    4,958,126    8,753,007    1,328,633    3,402,411    31,478,151   36,941,810
 23,036,958   22,209,564   53,336,592   44,583,585   12,360,300    8,957,889    94,258,153   57,316,343
-----------  -----------  -----------  -----------  -----------  -----------  ------------  -----------
$21,611,809  $23,036,958  $58,294,718  $53,336,592  $13,688,933  $12,360,300  $125,736,304  $94,258,153
===========  ===========  ===========  ===========  ===========  ===========  ============  ===========

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                                   MFS RESEARCH              T. ROWE PRICE
                                                                                   INTERNATIONAL            MID-CAP GROWTH
                                                                                INVESTMENT DIVISION       INVESTMENT DIVISION
                                                                             ------------------------  ------------------------
                                                                               FOR THE      FOR THE      FOR THE      FOR THE
                                                                              YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                                             DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                                                                 2004         2003         2004         2003
                                                                             ------------ ------------ ------------ ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment (loss) income.............................................. $  (230,629) $   (37,530) $  (619,252) $  (268,651)
  Net realized (losses) gains from security transactions....................   1,788,312      (71,037)     304,968   (2,389,442)
  Change in net unrealized appreciation (deprecation) of investments........   2,695,583    3,785,878    8,336,804    8,997,590
                                                                             -----------  -----------  -----------  -----------
  Net increase (decrease) in net assets resulting from operations...........   4,253,266    3,677,311    8,022,520    6,339,497
                                                                             -----------  -----------  -----------  -----------
From capital transactions:
  Net premiums..............................................................   5,262,574    3,714,816   12,604,936    5,708,798
  Redemptions...............................................................  (1,320,747)    (585,162)  (3,147,804)  (1,701,061)
                                                                             -----------  -----------  -----------  -----------
  Total net (redemptions) premiums..........................................   3,941,827    3,129,654    9,457,132    4,007,737
  Net Investment Division transfers.........................................   6,023,141    2,351,010   10,677,705   10,877,799
  Net other transfers.......................................................        (848)       4,997      (21,566)      (5,074)
                                                                             -----------  -----------  -----------  -----------
  Net (decrease) increase in net assets resulting from capital transactions.   9,964,120    5,485,661   20,113,271   14,880,462
                                                                             -----------  -----------  -----------  -----------
NET CHANGE IN NET ASSETS....................................................  14,217,386    9,162,972   28,135,791   21,219,959
NET ASSETS-BEGINNING OF PERIOD..............................................  17,501,323    8,338,351   34,865,426   13,645,467
                                                                             -----------  -----------  -----------  -----------
NET ASSETS-END OF PERIOD.................................................... $31,718,709  $17,501,323  $63,001,217  $34,865,426
                                                                             ===========  ===========  ===========  ===========

--------
(c) Formerly, Janus Mid Cap Investment Division

                      See Notes to Financial Statements.

           PIMCO                      PIMCO                    MET/AIM                   MET/AIM
       TOTAL RETURN               PEA INOVATION          MID CAP CORE EQUITY        SMALL CAP GROWTH
    INVESTMENT DIVISION        INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION
--------------------------  ------------------------  ------------------------  ------------------------
  FOR THE       FOR THE       FOR THE      FOR THE      FOR THE      FOR THE      FOR THE      FOR THE
 YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2004          2003          2004         2003         2004         2003         2004         2003
------------  ------------  ------------ ------------ ------------ ------------ ------------ ------------
$ 15,382,935  $  1,933,752  $  (683,461) $  (356,370) $  (374,199) $    23,703  $  (146,620)  $  (64,600)
   2,455,287     3,222,942    3,020,599    2,605,543    1,535,292        1,314      497,811      510,867
  (8,630,533)      187,051   (6,843,564)   8,078,426    2,286,153    2,455,443      363,802    1,186,456
------------  ------------  -----------  -----------  -----------  -----------  -----------   ----------
   9,207,689     5,343,745   (4,506,426)  10,327,599    3,447,246    2,480,460      714,993    1,632,723
------------  ------------  -----------  -----------  -----------  -----------  -----------   ----------
  69,675,625    57,552,025   10,790,180    7,675,833    7,752,790    4,591,545    3,053,355    2,291,942
 (19,235,265)  (15,443,761)  (4,045,935)  (2,379,053)  (1,652,148)    (531,328)    (609,634)    (161,941)
------------  ------------  -----------  -----------  -----------  -----------  -----------   ----------
  50,440,360    42,108,264    6,744,245    5,296,780    6,100,642    4,060,217    2,443,721    2,130,001
  21,647,228    31,990,246   (1,711,181)  26,614,202    4,799,905    8,864,064    2,370,462    3,086,654
    (128,404)      (25,407)     (71,495)     (14,148)     (12,846)       1,371      (17,653)      (1,060)
------------  ------------  -----------  -----------  -----------  -----------  -----------   ----------
  71,959,184    74,073,103    4,961,569   31,896,834   10,887,701   12,925,652    4,796,530    5,215,595
------------  ------------  -----------  -----------  -----------  -----------  -----------   ----------
  81,166,873    79,416,848      455,143   42,224,433   14,334,947   15,406,112    5,511,523    6,848,318
 217,219,652   137,802,804   53,817,082   11,592,649   19,818,859    4,412,747    8,617,886    1,769,568
------------  ------------  -----------  -----------  -----------  -----------  -----------   ----------
$298,386,525  $217,219,652  $54,272,225  $53,817,082  $34,153,806  $19,818,859  $14,129,409   $8,617,886
============  ============  ===========  ===========  ===========  ===========  ===========   ==========

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  HARRIS OAKMARK              OPPENHEIMER
                                                                                   INTERNATIONAL         CAPITAL APPRECIATION
                                                                                INVESTMENT DIVISION       INVESTMENT DIVISION
                                                                             ------------------------  ------------------------
                                                                               FOR THE      FOR THE      FOR THE      FOR THE
                                                                              YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                                             DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                                                                 2004         2003         2004         2003
                                                                             ------------ ------------ ------------ ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment (loss) income.............................................. $  (442,810) $    85,893    $ 15,346     $   (445)
  Net realized (losses) gains from security transactions....................   1,091,842      601,855       5,647          264
  Change in net unrealized appreciation (deprecation) of investments........   6,827,093    1,244,098      (3,066)       9,772
                                                                             -----------  -----------    --------     --------
  Net increase (decrease) in net assets resulting from operations...........   7,476,125    1,931,846      17,927        9,591
                                                                             -----------  -----------    --------     --------
From capital transactions:
  Net premiums..............................................................  15,912,541    3,444,807     228,779       76,864
  Redemptions...............................................................  (1,525,036)    (228,671)       (347)          --
                                                                             -----------  -----------    --------     --------
  Total net (redemptions) premiums..........................................  14,387,505    3,216,136     228,432       76,864
  Net Investment Division transfers.........................................  29,891,281    7,983,434       9,684       11,607
  Net other transfers.......................................................     (31,068)     105,741        (142)          --
                                                                             -----------  -----------    --------     --------
  Net (decrease) increase in net assets resulting from capital transactions.  44,247,718   11,305,311     237,974       88,471
                                                                             -----------  -----------    --------     --------
NET CHANGE IN NET ASSETS....................................................  51,723,843   13,237,157     255,901       98,062
NET ASSETS-BEGINNING OF PERIOD..............................................  14,031,601      794,444     101,212        3,150
                                                                             -----------  -----------    --------     --------
NET ASSETS-END OF PERIOD.................................................... $65,755,444  $14,031,601    $357,113     $101,212
                                                                             ===========  ===========    ========     ========

--------
(c) Formerly, Janus Mid Cap Investment Division

                      See Notes to Financial Statements.

          JANUS                 THIRD AVENUE         NEUBERGER BERMAN         AMERICAN FUNDS
    AGGRESSIVE GROWTH          SMALL CAP VALUE          REAL ESTATE               GROWTH
   INVESTMENT DIVISION       INVESTMENT DIVISION    INVESTMENT DIVISION     INVESTMENT DIVISION
------------------------  ------------------------  ------------------- --------------------------
  FOR THE      FOR THE      FOR THE      FOR THE      FOR THE PERIOD      FOR THE       FOR THE
 YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED      MAY 3, 2004      YEAR ENDED    YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,         TO          DECEMBER 31,  DECEMBER 31,
    2004         2003         2004         2003      DECEMBER 31, 2004      2004          2003
------------ ------------ ------------ ------------ ------------------- ------------  ------------
$  (232,795) $  (162,669)   $  6,049     $    394       $ 1,954,170     $ (4,864,588) $ (2,105,512)
    900,838   (1,367,702)     25,508          271           135,475        1,453,966      (481,808)
    712,002    4,832,795      27,654       24,995         5,386,448       51,327,471    56,619,604
-----------  -----------    --------     --------       -----------     ------------  ------------
  1,380,045    3,302,424      59,211       25,660         7,476,093       47,916,849    54,032,284
-----------  -----------    --------     --------       -----------     ------------  ------------
  3,761,755    3,153,901     217,931      109,043        14,214,643      127,096,734    62,473,985
 (1,282,821)    (871,415)     (1,498)         (33)         (782,825)     (26,300,213)  (10,847,583)
-----------  -----------    --------     --------       -----------     ------------  ------------
  2,478,934    2,282,486     216,433      109,010        13,431,818      100,796,521    51,626,402
    143,777    1,153,491      (5,800)        (528)       37,082,969       94,699,466    88,742,018
     (3,906)       2,374        (397)           1           (93,894)        (209,492)       (8,527)
-----------  -----------    --------     --------       -----------     ------------  ------------
  2,618,805    3,438,351     210,236      108,483        50,420,893      195,286,495   140,359,893
-----------  -----------    --------     --------       -----------     ------------  ------------
  3,998,850    6,740,775     269,447      134,143        57,896,986      243,203,344   194,392,177
 16,719,126    9,978,351     134,143           --                --      298,879,317   104,487,140
-----------  -----------    --------     --------       -----------     ------------  ------------
$20,717,976  $16,719,126    $403,590     $134,143       $57,896,986     $542,082,661  $298,879,317
===========  ===========    ========     ========       ===========     ============  ============

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                                   AMERICAN FUNDS
                                                                                    GROWTH-INCOME
                                                                                 INVESTMENT DIVISION
                                                                             --------------------------
                                                                               FOR THE       FOR THE
                                                                              YEAR ENDED    YEAR ENDED
                                                                             DECEMBER 31,  DECEMBER 31,
                                                                                 2004          2003
                                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment (loss) income.............................................. $ (1,418,772) $     68,907
  Net realized (losses) gains from security transactions....................      880,993      (602,656)
  Change in net unrealized appreciation (deprecation) of investments........   37,319,953    49,903,623
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from operations...........   36,782,174    49,369,874
                                                                             ------------  ------------
From capital transactions:
  Net premiums..............................................................  112,371,227    62,279,829
  Redemptions...............................................................  (26,846,516)  (10,590,127)
                                                                             ------------  ------------
  Total net (redemptions) premiums..........................................   85,524,711    51,689,702
  Net Investment Division transfers.........................................   97,835,877    81,102,577
  Net other transfers.......................................................     (191,880)      (50,629)
                                                                             ------------  ------------
  Net (decrease) increase in net assets resulting from capital transactions.  183,168,708   132,741,650
                                                                             ------------  ------------
NET CHANGE IN NET ASSETS....................................................  219,950,882   182,111,524
NET ASSETS-BEGINNING OF PERIOD..............................................  286,012,415   103,900,891
                                                                             ------------  ------------
NET ASSETS-END OF PERIOD.................................................... $505,963,297  $286,012,415
                                                                             ============  ============

                                                                                   AMERICAN FUNDS
                                                                             GLOBAL SMALL CAPITALIZATION
                                                                                INVESTMENT DIVISION
                                                                             -------------------------
                                                                               FOR THE        FOR THE
                                                                              YEAR ENDED     YEAR ENDED
                                                                             DECEMBER 31,   DECEMBER 31,
                                                                                 2004           2003
                                                                             ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment (loss) income.............................................. $ (1,547,458)  $  (271,098)
  Net realized (losses) gains from security transactions....................    2,309,497      (226,352)
  Change in net unrealized appreciation (deprecation) of investments........   20,334,044    14,578,048
                                                                             ------------   -----------
  Net increase (decrease) in net assets resulting from operations...........   21,096,083    14,080,598
                                                                             ------------   -----------
From capital transactions:
  Net premiums..............................................................   34,321,628    12,365,849
  Redemptions...............................................................   (7,225,620)   (1,965,484)
                                                                             ------------   -----------
  Total net (redemptions) premiums..........................................   27,096,008    10,400,365
  Net Investment Division transfers.........................................   42,584,790    22,703,663
  Net other transfers.......................................................      (25,581)       25,595
                                                                             ------------   -----------
  Net (decrease) increase in net assets resulting from capital transactions.   69,655,217    33,129,623
                                                                             ------------   -----------
NET CHANGE IN NET ASSETS....................................................   90,751,300    47,210,221
NET ASSETS-BEGINNING OF PERIOD..............................................   66,037,812    18,827,591
                                                                             ------------   -----------
NET ASSETS-END OF PERIOD.................................................... $156,789,112   $66,037,812
                                                                             ============   ===========

--------
(c) Formerly, Janus Mid Cap Investment Division

                      See Notes to Financial Statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2004

1.   BUSINESS

Metropolitan Life Separate Account E (the "Separate Account"), a separate account of Metropolitan Life Insurance Company ("Metropolitan Life"), was established on September 27, 1983 to support Metropolitan Life's operations with respect to certain variable annuity contracts ("Contracts"). Metropolitan Life is a wholly owned subsidiary of MetLife Inc. ("MetLife"). The Separate Account was registered as a unit investment trust on April 6, 1984 under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the New York Insurance Department. The Separate Account supports various Contracts (VestMet, Preference Plus Account, Preference Plus Account for Enhanced Contracts, Preference Plus Select, Personal IncomePlus, Preference Plus Income, Preference Plus Income Advantage, Enhanced Preference Plus Account, Financial Freedom Account, MetLife Asset Builder, MetLife Income Security Plan, MetLife Settlement Plus, and MetLife Financial Freedom Select).

The Separate Account is divided into fifty-five investment divisions. When the contractholder allocates or transfers money to an investment division, the investment division purchases shares of a portfolio, series or fund (with the same name) within the Metropolitan Fund, Fidelity VIP Funds, Calvert Fund, Met Investors Fund or the American Funds (collectively, the "Funds"). For convenience, the portfolios, series, and funds are referred to as "portfolios."

The assets of the Separate Account are registered in the name of Metropolitan Life. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from Metropolitan Life's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Metropolitan Life may conduct.

The table below presents the investment divisions within the Separate Account:

             State Street Research      Salomon Brothers
              Investment Trust          Strategic Bond
              Investment Division       Opportunities Investment
                                        Division
             Variable B Investment      Salomon Brothers U.S.
              Division (b)              Government Investment
                                        Division
             Variable C Investment      FI Value Leaders
              Division (b)              Investment Division
             Variable D Investment      MFS Total Return
              Division                  Investment Division
             State Street Research      State Street Research
              Diversified Investment    Large Cap Growth
              Division                  Investment Division
             State Street Research
              Aggressive Growth         Fidelity Money Market
              Investment Division       Investment Division
             MetLife Stock Index        Fidelity Equity-Income
              Investment Division       Investment Division
             FI International Stock     Fidelity Growth
              Investment Division       Investment Division
             FI Mid Cap Opportunities   Fidelity Overseas
              Investment Division       Investment Division
             T. Rowe Price Small Cap
              Growth Investment         Fidelity Investment Grade
              Division                  Bond Investment Division
             Scudder Global Equity      Calvert Social Balanced
              Investment Division       Investment Division
             Harris Oakmark Large Cap   Calvert Social Mid Cap
              Value Investment Division Growth Investment Division
             Neuberger Berman Partners  Lord Abbett Bond
              Mid Cap Value Investment  Debenture Investment
              Division                  Division
             T. Rowe Price Large Cap    MFS Research
              Growth Investment         International Investment
              Division                  Division
             Lehman Brothers Aggregate
              Bond Index Investment     T. Rowe Price Mid-Cap
              Division                  Growth Investment Division
             Morgan Stanley EAFE Index  PIMCO Total Return
              Investment Division       Investment Division
             Russell 2000 Index         PIMCO PEA Innovation
              Investment Division       Investment Division
             Met/Putnam Voyager         Met/AIM Mid Cap Core
              Investment Division       Equity Investment Division
             State Street Research
              Aurora Investment         Met/AIM Small Cap Growth
              Division                  Investment Division
             MetLife Mid Cap Stock      Harris Oakmark
              Index Investment Division International Investment
                                        Division
             Franklin Templeton Small   Oppenheimer Capital
              Cap Growth Investment     Appreciation Investment
              Division                  Division
             State Street Research
              Large Cap Value           Janus Aggressive Growth
              Investment Division       Investment Division
             State Street Research
              Bond Income Investment    Third Avenue Small Cap
              Division                  Value Investment Division
             State Street Research      Neuberger Berman Real
              Money Market Investment   Estate Investment
              Division                  Division (a)
             Davis Venture Value        American Funds Growth
              Investment Division       Investment Division
             Loomis Sayles Small Cap    American Funds
              Investment Division       Growth-Income Investment
                                        Division
             MFS Investors Trust        American Funds Global
              Investment Division       Small Capitalization
                                        Investment Division
             Harris Oakmark Focused
              Value Investment Division

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

1.  BUSINESS-(CONTINUED)

   (a) Operations commenced on May 3, 2004, for one new investment division added to the Separate Account on that date.

   (b) Variable B Investment Division and Variable C Investment Division have contracts that only invest in the State Street Research Investment Trust Portfolio.

2.  SIGNIFICANT ACCOUNTING POLICIES

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts.

    A. VALUATION OF INVESTMENTS

       Investments are made in the portfolios of the Funds and are valued at the reported net asset values of these portfolios. The investments of the portfolios are valued at fair value. Money market portfolio investments in the Funds are valued utilizing the amortized cost method of valuation.

    B. SECURITY TRANSACTIONS

       Purchases and sales are recorded on the trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date.

    C. FEDERAL INCOME TAXES

       The operations of the Separate Account are included in the Federal income tax return of Metropolitan Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Metropolitan Life does not expect to incur Federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the contracts. Accordingly, no charge is being made currently to the Separate Account for Federal income taxes. Metropolitan Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributed to the contracts.

    D. USE OF ESTIMATES

       The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

    E. PURCHASE PAYMENTS

       Purchase payments received by Metropolitan Life are credited as Accumulation or Annuity Units as of the end of the valuation period in which received, as provided in the prospectus. In the case of certain contracts, Metropolitan Life deducts a sales load and a state premium tax charge from purchase payments before amounts are allocated to the Separate Account.

3.  EXPENSES

With respect to assets in the Separate Account that support certain contracts, Metropolitan Life deducts a charge from the net assets of the Separate Account for the assumption of general administrative expenses and mortality and expense risks. This charge is equivalent to an effective annual rate of 1.5% of the average daily values of the net assets in the Separate Account for VestMet contracts and 1.25% for Preference Plus contracts. Of this charge,

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

3.  EXPENSES-(CONTINUED)

Metropolitan Life estimates .75% is for general administrative expenses for VestMet contracts and 0.50% is for Preference Plus contracts and .75% is for the mortality and expense risk on both contracts. However, for the Enhanced Preference Plus Account, Preference Plus Account for Enhanced contracts and Financial Freedom Account contracts, the charge is equivalent to an effective annual rate of .95% of the average daily value of the assets for these contracts. Of this charge, Metropolitan Life estimates .20% is for general administrative expenses and .75% is for mortality and expense risk.

The Variable B Investment Division and Variable C Investment Division contracts are charged for administrative expenses, mortality and expense risk according to the charge under their respective contracts. The Separate Account charges for Preference Plus Select contracts, except for the American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization Investment Divisions, with the basic death benefit are as follows: 1.25% for the B class; 1.50% for the L class; 1.65% for the C class; and 1.70% for the first seven years of the Bonus Class (after which this reverts to the B class charge).

There are additional Separate Account charges associated with available optional riders. These are as follows: 0.20% for the Annual Step-Up Death Benefit; 0.35% for the Greater of Annual Step-Up or 5% Annual Increase Death Benefit; and 0.25% for the Earnings Preservation Benefit. The charge for the Guaranteed Minimum Income Benefit is 0.50% (0.45% if purchased with an optional death benefit) of the guaranteed "income base" as defined in the contract. The charge for the Guaranteed Withdrawal Benefit is .50% of the "guaranteed withdrawal amount" as defined in the contract.

The Separate Account charge for the Preference Plus Select Contracts with the basic death benefit for the American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization Investment Divisions are as follows: 1.50% for the B Class; 1.75% for the L class; 1.90% for the C class and 1.95% for the first seven years of the Bonus Class (after which this reverts to the B class charge). For MetLife Settlement Plus and MetLife Income Security Plan contracts, the charge is equivalent to an effective annual rate of 1.25% of the average daily value of the assets for these contracts.

The Separate Account charge for the MetLife Financial Freedom Select contracts with the standard death benefit, except for the American Funds Growth-Income, American Funds Growth and American Funds Global Small Cap Investment Divisions, are as follows: 1.15% for the B class; 1.30% for the L class; 1.45% for the C class; 0.50% for the e class; and 0.95% for the e bonus Class. The Separate Account Charge for the MetLife Financial Freedom Select contracts with the standard death benefit for the American Funds Growth-Income, American Funds Growth, and American Funds Global Small Cap Investment Divisions, are as follows: 1.40% for the B class; 1.55% for the L class; 1.70% for the C class; 0.75% for the e class; and 1.20% for the e bonus class.

The additional Separate Account charge associated with the available optional Annual Step-Up Death Benefit is 0.10%. The charge for the Guaranteed Minimum Income Benefit is 0.35% of the guaranteed "income base" as defined in the contract. The charge for MetLife Asset Builder is a minimum of 0.45% but can not be greater than 0.95% during the pay in phase and during the pay-out phase. The charge for MetLife Asset builder may not exceed 1.25% for one version of the pay-out phase related to contracts purchased prior to May 1, 2004. The Separate Account charge for the Personal IncomePlus contracts cannot be greater than 0.95%. The Separate Account charge for the Preference Plus Income Advantage is 1.25%.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)


4.   PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from the sales of investments for the year ended December 31, 2004 are as follows:

                                                                  PURCHASES    SALES
                                                                  ---------- ----------
                                                                     (IN THOUSANDS)
State Street Research Investment Trust Investment Division....... $   35,391 $  180,181
Variable B Investment Division...................................        777      8,787
Variable C Investment Division...................................      1,257         87
State Street Research Diversified Investment Division............     80,539    184,685
State Street Research Aggressive Growth Investment Division......     20,294     88,646
MetLife Stock Index Investment Division..........................    422,720    265,321
FI International Stock Investment Division.......................     16,929     23,596
FI Mid Cap Opportunities Investment Division (c).................     25,339      3,193
T. Rowe Price Small Cap Growth Investment Division...............     17,989     30,501
Scudder Global Equity Investment Division........................     13,089     17,687
Harris Oakmark Large Cap Value Investment Division...............     77,009     25,164
Neuberger Berman Partners Mid Cap Value Investment Division......    116,428     16,336
T. Rowe Price Large Cap Growth Investment Division...............     37,254     25,556
Lehman Brothers Aggregate Bond Index Investment Division.........    264,968     55,170
Morgan Stanley EAFE Index Investment Division....................     68,107     53,047
Russell 2000 Index Investment Division...........................     66,848     60,153
Met/Putnam Voyager Investment Division...........................      5,795      7,462
State Street Research Aurora Investment Division.................    114,584     39,166
MetLife Mid Cap Stock Index Investment Division..................     66,018     64,670
Franklin Templeton Small Cap Growth Investment Division..........     14,264      8,234
State Street Research Large Cap Value Investment Division........     31,953      5,653
State Street Research Bond Income Investment Division............     82,813     66,730
State Street Research Money Market Investment Division...........     28,901     20,243
Davis Venture Value Investment Division..........................     76,884      6,460
Loomis Sayles Small Cap Investment Division......................     12,649      6,234
MFS Investors Trust Investment Division..........................      9,942      3,711
MFS Research Managers Investment Division (a)....................      2,676      6,438
Harris Oakmark Focused Value Investment Division.................     81,993     23,530
Salomon Brothers Strategic Bond Opportunities Investment Division     66,396     12,350
Salomon Brothers U.S. Government Investment Division.............     48,175     24,036
FI Value Leaders Investment Division.............................     12,423      1,862
FI Mid Cap Opportunities Investment Division (a).................     46,852    125,715
MFS Total Return Investment Division.............................     71,685     58,492
State Street Research Large Cap Growth Investment Division.......      5,581        500
Fidelity Money Market Investment Division........................      5,146      6,373
Fidelity Equity-Income Investment Division.......................      5,568     17,633
Fidelity Growth Investment Division..............................      3,764     17,063
Fidelity Overseas Investment Division............................      4,147      3,788
Fidelity Investment Grade Bond Investment Division...............      4,074      4,840
Calvert Social Balanced Investment Division......................      4,677      3,184
Calvert Social Mid Cap Growth Investment Division................      1,354      1,200
Lord Abbett Bond Debenture Investment Division...................     42,210     15,563
MFS Research International Investment Division...................     17,557      7,818
T. Rowe Price Mid-Cap Growth Investment Division.................     28,060      8,554
PIMCO Total Return Investment Division...........................    115,092     27,704
PIMCO PEA Innovation Investment Division.........................     34,263     29,983
Met/AIM Mid Cap Core Equity Investment Division..................     17,159      6,641
Met/AIM Small Cap Growth Investment Division.....................      8,789      4,117
Harris Oakmark International Investment Division.................     50,657      6,802
Oppenheimer Capital Appreciation Investment Division.............        288         34
Janus Aggressive Growth Investment Division......................      7,027      4,639
Third Avenue Small Cap Value Investment Division.................        280         64
Neuberger Berman Real Estate Investment Division (b).............     53,291        810
American Funds Growth Investment Division........................    204,410     13,873
American Funds Growth-Income Investment Division.................    192,875     10,898
American Funds Global Small Capitalization Investment Division...     78,842     10,689
                                                                  ---------- ----------
TOTAL............................................................ $2,924,052 $1,721,866
                                                                  ========== ==========

--------
(a) For the period January 1, 2004 to April 30, 2004
(b) For the period May 3, 2004 to December 31, 2004
(c) Formerly, Janus Mid Cap Investment Division

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

5.   CHANGES IN OUTSTANDING UNITS

The changes in units outstanding for the years ended December 31, 2004, 2003, 2002 and 2001 are as follows:

                                 STATE STREET RESEARCH                                         STATE STREET RESEARCH
                                   INVESTMENT TRUST        VARIABLE B          VARIABLE C           DIVERSIFIED
                                  INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION
                                 --------------------- ------------------- ------------------- ---------------------
(IN THOUSANDS)
Outstanding at December 31, 2003         46,132                282                  17                 53,723
Activity during 2004:
  Issued........................          3,091                 34                  --                  5,223
  Redeemed......................         (7,689)               (36)                 (1)                (9,531)
                                        -------               ----                 ---                -------
Outstanding at December 31, 2004         41,534                280                  16                 49,415
                                        =======               ====                 ===                =======

Outstanding at December 31, 2002         49,890                314                  21                 58,215
Activity during 2003:
  Issued........................          3,728                 --                  --                  4,493
  Redeemed......................         (7,486)               (32)                 (4)                (8,985)
                                        -------               ----                 ---                -------
Outstanding at December 31, 2003         46,132                282                  17                 53,723
                                        =======               ====                 ===                =======

Outstanding at December 31, 2001         59,681                508                  24                 70,653
Activity during 2002:
  Issued........................          5,080                  1                  14                  5,373
  Redeemed......................        (14,871)              (195)                (17)               (17,811)
                                        -------               ----                 ---                -------
Outstanding at December 31, 2002         49,890                314                  21                 58,215
                                        =======               ====                 ===                =======

Outstanding at December 31, 2000         66,973                374                  19                 78,707
Activity during 2001:
  Issued........................          6,835                306                   8                  7,708
  Redeemed......................        (14,127)              (172)                 (3)               (15,762)
                                        -------               ----                 ---                -------
Outstanding at December 31, 2001         59,681                508                  24                 70,653
                                        =======               ====                 ===                =======

--------
(a) For the period January 1, 2004, to April 30, 2004
(b) For the period May 3, 2004, to December 31, 2004
(c) Formerly, Janus Mid Cap Investment Division

  STATE STREET RESEARCH       METLIFE                                    FI MID CAP           T. ROWE PRICE
    AGGRESSIVE GROWTH       STOCK INDEX     FI INTERNATIONAL STOCK      OPPORTUNITIES       SMALL CAP GROWTH
   INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION   INVESTMENT DIVISION (C) INVESTMENT DIVISION
  --------------------- ------------------- ---------------------- ----------------------- -------------------
         27,593                80,944               13,733                  43,573                18,784
          2,762                18,434                1,963                   7,883                 3,984
         (5,143)              (13,619)              (2,363)                 (9,799)               (4,788)
         ------               -------              -------                 -------               -------
         25,212                85,759               13,333                  41,657                17,980
         ======               =======              =======                 =======               =======

         28,889                80,966               14,131                  46,925                18,480
          4,005                15,793                3,143                   6,433                 4,852
         (5,301)              (15,815)              (3,541)                 (9,785)               (4,548)
         ------               -------              -------                 -------               -------
         27,593                80,944               13,733                  43,573                18,784
         ======               =======              =======                 =======               =======

         32,803                86,714               14,761                  55,394                19,896
          3,975                26,012               36,939                  16,874                34,420
         (7,889)              (31,760)             (37,569)                (25,343)              (35,836)
         ------               -------              -------                 -------               -------
         28,889                80,966               14,131                  46,925                18,480
         ======               =======              =======                 =======               =======

         35,680                90,483               15,094                  61,499                20,924
          5,786                25,206               83,745                  24,018                25,897
         (8,663)              (28,975)             (84,078)                (30,123)              (26,925)
         ------               -------              -------                 -------               -------
         32,803                86,714               14,761                  55,394                19,896
         ======               =======              =======                 =======               =======

        SCUDDER         HARRIS OAKMARK
     GLOBAL EQUITY      LARGE CAP VALUE
  INVESTMENT DIVISION INVESTMENT DIVISION
  ------------------- -------------------
        11,753              25,186
         1,690              12,647
        (2,070)             (8,203)
        ------              ------
        11,373              29,630
        ======              ======

        11,877              22,099
         1,945               8,733
        (2,069)             (5,646)
        ------              ------
        11,753              25,186
        ======              ======

        12,720              16,996
         2,831              14,637
        (3,674)             (9,534)
        ------              ------
        11,877              22,099
        ======              ======

        12,438               5,122
         3,259              19,069
        (2,977)             (7,195)
        ------              ------
        12,720              16,996
        ======              ======

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

5.  CHANGES IN OUTSTANDING UNITS-(CONTINUED)

The changes in units outstanding for the years ended December 31, 2004, 2003, 2002 and 2001 are as follows:


                                    NEUBERGER BERMAN       T. ROWE PRICE      LEHMAN BROTHERS      MORGAN STANLEY
                                 PARTNERS MID CAP VALUE  LARGE CAP GROWTH   AGGREGATE BOND INDEX     EAFE INDEX
                                  INVESTMENT DIVISION   INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION
                                 ---------------------- ------------------- -------------------- -------------------
(IN THOUSANDS)
Outstanding at December 31, 2003         11,301               12,979               30,485              19,520
Activity during 2004:
  Issued........................          7,799                5,763               29,916               7,591
  Redeemed......................         (2,885)              (4,563)             (13,840)             (5,908)
                                         ------               ------              -------              ------
Outstanding at December 31, 2004         16,215               14,179               46,561              21,203
                                         ======               ======              =======              ======

Outstanding at December 31, 2002         10,131               11,767               23,589              14,678
Activity during 2003:
  Issued........................          3,888                4,620               14,857              10,410
  Redeemed......................         (2,718)              (3,408)              (7,961)             (5,568)
                                         ------               ------              -------              ------
Outstanding at December 31, 2003         11,301               12,979               30,485              19,520
                                         ======               ======              =======              ======

Outstanding at December 31, 2001          9,483               12,688               18,171              11,475
Activity during 2002:
  Issued........................          6,520                3,774               14,798              10,759
  Redeemed......................         (5,872)              (4,695)              (9,380)             (7,556)
                                         ------               ------              -------              ------
Outstanding at December 31, 2002         10,131               11,767               23,589              14,678
                                         ======               ======              =======              ======

Outstanding at December 31, 2000          7,840               12,984               11,437               8,353
Activity during 2001:
  Issued........................          7,769                5,100               13,647              12,943
  Redeemed......................         (6,126)              (5,396)              (6,913)             (9,821)
                                         ------               ------              -------              ------
Outstanding at December 31, 2001          9,483               12,688               18,171              11,475
                                         ======               ======              =======              ======

--------
(a) For the period January 1, 2004, to April 30, 2004
(b) For the period May 3, 2004, to December 31, 2004
(c) Formerly, Janus Mid Cap Investment Division

                                   MET/PUTNAM      STATE STREET RESEARCH       METLIFE       FRANKLIN TEMPLETON
           RUSSELL 2000 INDEX        VOYAGER              AURORA         MID CAP STOCK INDEX  SMALL CAP GROWTH
           INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION
           ------------------- ------------------- --------------------- ------------------- -------------------
                 14,717               7,644                24,673              16,641               3,288
                  6,163               1,854                10,656               6,464               2,726
                 (5,600)             (2,157)               (5,752)             (6,247)             (2,056)
                 ------              ------               -------              ------              ------
                 15,280               7,341                29,577              16,858               3,958
                 ======              ======               =======              ======              ======

                 11,624               6,587                20,893              12,280               1,861
                  7,750               3,429                 9,918               7,785               3,299
                 (4,657)             (2,372)               (6,138)             (3,424)             (1,872)
                 ------              ------               -------              ------              ------
                 14,717               7,644                24,673              16,641               3,288
                 ======              ======               =======              ======              ======

                 10,115               5,652                14,852               8,337                 795
                  6,326               5,027                17,018               8,108               3,188
                 (4,817)             (4,092)              (10,977)             (4,165)             (2,122)
                 ------              ------               -------              ------              ------
                 11,624               6,587                20,893              12,280               1,861
                 ======              ======               =======              ======              ======

                  9,545               2,596                 4,165               5,604                  --
                  4,258               5,176                17,050               6,239                 932
                 (3,688)             (2,120)               (6,363)             (3,506)               (137)
                 ------              ------               -------              ------              ------
                 10,115               5,652                14,852               8,337                 795
                 ======              ======               =======              ======              ======

           STATE STREET RESEARCH STATE STREET RESEARCH
              LARGE CAP VALUE         BOND INCOME
            INVESTMENT DIVISION   INVESTMENT DIVISION
           --------------------- ---------------------
                   1,872                 17,412
                   4,134                  3,037
                  (1,697)                (3,938)
                  ------                -------
                   4,309                 16,511
                  ======                =======

                     396                 18,889
                   1,909                  2,724
                    (433)                (4,201)
                  ------                -------
                   1,872                 17,412
                  ======                =======

                      --                 19,377
                     779                 25,028
                    (383)               (25,516)
                  ------                -------
                     396                 18,889
                  ======                =======

                      --                 17,699
                      --                  6,415
                      --                 (4,737)
                  ------                -------
                      --                 19,377
                  ======                =======

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

5.  CHANGES IN OUTSTANDING UNITS-(CONTINUED)

The changes in units outstanding for the years ended December 31, 2004, 2003, 2002 and 2001 are as follows:

                                 STATE STREET RESEARCH        DAVIS           LOOMIS SAYLES            MFS
                                     MONEY MARKET         VENTURE VALUE         SMALL CAP        INVESTORS TRUST
                                  INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                 --------------------- ------------------- ------------------- -------------------
(IN THOUSANDS)
Outstanding at December 31, 2003           701                3,617               1,146               1,527
Activity during 2004:
  Issued........................         1,229                3,834                 771               1,278
  Redeemed......................          (840)              (1,389)               (493)               (454)
                                         -----               ------               -----               -----
Outstanding at December 31, 2004         1,090                6,062               1,424               2,351
                                         =====               ======               =====               =====

Outstanding at December 31, 2002           459                2,653                 904               1,023
Activity during 2003:
  Issued........................           471                1,561                 686                 811
  Redeemed......................          (229)                (597)               (444)               (307)
                                         -----               ------               -----               -----
Outstanding at December 31, 2003           701                3,617               1,146               1,527
                                         =====               ======               =====               =====

Outstanding at December 31, 2001           627                2,153                 702                 499
Activity during 2002:
  Issued........................           602                1,359                 759               1,097
  Redeemed......................          (770)                (859)               (557)               (573)
                                         -----               ------               -----               -----
Outstanding at December 31, 2002           459                2,653                 904               1,023
                                         =====               ======               =====               =====

Outstanding at December 31, 2000           637                  940                 367                  --
Activity during 2001:
  Issued........................           151                2,135                 595                 570
  Redeemed......................          (161)                (922)               (260)                (71)
                                         -----               ------               -----               -----
Outstanding at December 31, 2001           627                2,153                 702                 499
                                         =====               ======               =====               =====

--------
(a) For the period January 1, 2004 to April 30, 2004
(b) For the period May 3, 2004, to December 31, 2004
(c) Formerly, Janus Mid Cap Investment Division

          MFS             HARRIS OAKMARK          SALOMON BROTHERS        SALOMON BROTHERS           FI
   RESEARCH MANAGERS       FOCUSED VALUE    STRATEGIC BOND OPPORTUNITIES   U.S. GOVERNMENT      VALUE LEADERS
INVESTMENT DIVISION (A) INVESTMENT DIVISION     INVESTMENT DIVISION      INVESTMENT DIVISION INVESTMENT DIVISION
----------------------- ------------------- ---------------------------- ------------------- -------------------
          475                  7,756                    4,304                   6,225                419
          172                  4,975                    3,958                   3,431                746
         (647)                (3,072)                  (1,234)                 (1,942)              (308)
         ----                 ------                   ------                  ------               ----
           --                  9,659                    7,028                   7,714                857
         ====                 ======                   ======                  ======               ====

          374                  6,025                    1,691                   5,668                 56
          451                  3,476                    4,032                   3,793                415
         (350)                (1,745)                  (1,419)                 (3,236)               (52)
         ----                 ------                   ------                  ------               ----
          475                  7,756                    4,304                   6,225                419
         ====                 ======                   ======                  ======               ====

          166                  2,908                      496                   1,236                 --
          498                  5,912                    2,162                   6,786                 67
         (290)                (2,795)                    (967)                 (2,354)               (11)
         ----                 ------                   ------                  ------               ----
          374                  6,025                    1,691                   5,668                 56
         ====                 ======                   ======                  ======               ====

           --                     --                       --                      --                 --
          199                  3,701                      625                   1,921                 --
          (33)                  (793)                    (129)                   (685)                --
         ----                 ------                   ------                  ------               ----
          166                  2,908                      496                   1,236                 --
         ====                 ======                   ======                  ======               ====

      FI MID CAP                MFS
     OPPORTUNITIES         TOTAL RETURN
INVESTMENT DIVISION (A) INVESTMENT DIVISION
----------------------- -------------------
         2,214                 2,114
         1,663                 2,633
        (3,877)               (2,434)
        ------                ------
            --                 2,313
        ======                ======

           328                 2,125
         2,207                   297
          (321)                  308
        ------                ------
         2,214                 2,114
        ======                ======

            --                 2,208
           528                   629
          (200)                 (712)
        ------                ------
           328                 2,125
        ======                ======

            --                 2,240
            --                   275
            --                  (307)
        ------                ------
            --                 2,208
        ======                ======

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

5.  CHANGES IN OUTSTANDING UNITS-(CONTINUED)

The changes in units outstanding for the years ended December 31, 2004, 2003, 2002 and 2001 are as follows:

                                 STATE STREET RESEARCH      FIDELITY            FIDELITY            FIDELITY
                                   LARGE CAP GROWTH       MONEY MARKET        EQUITY-INCOME          GROWTH
                                  INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                 --------------------- ------------------- ------------------- -------------------
(IN THOUSANDS)
Outstanding at December 31, 2003            4                    607              3,528               4,594
Activity during 2004:
  Issued........................          336                    429                344                 441
  Redeemed......................          (38)                  (527)              (690)               (788)
                                          ---                -------             ------              ------
Outstanding at December 31, 2004          302                    509              3,182               4,247
                                          ===                =======             ======              ======

Outstanding at December 31, 2002           --                    746              3,628               4,626
Activity during 2003:
  Issued........................            4                    474                463                 586
  Redeemed......................           --                   (613)              (563)               (618)
                                          ---                -------             ------              ------
Outstanding at December 31, 2003            4                    607              3,528               4,594
                                          ===                =======             ======              ======

Outstanding at December 31, 2001           --                  1,028              3,720               4,794
Activity during 2002:
  Issued........................           --                 13,480              1,047               1,425
  Redeemed......................           --                (13,762)            (1,139)             (1,593)
                                          ---                -------             ------              ------
Outstanding at December 31, 2002           --                    746              3,628               4,626
                                          ===                =======             ======              ======

Outstanding at December 31, 2000           --                  1,091              3,437               4,642
Activity during 2001:
  Issued........................           --                 40,754                709                 983
  Redeemed......................           --                (40,817)              (426)               (831)
                                          ---                -------             ------              ------
Outstanding at December 31, 2001           --                  1,028              3,720               4,794
                                          ===                =======             ======              ======

--------
(a) For the period January 1, 2004, to April 30, 2004
(b) For the period May 3, 2004, to December 31, 2004
(c) Formerly, Janus Mid Cap Investment Division

                FIDELITY             FIDELITY          CALVERT SOCIAL      CALVERT SOCIAL        LORD ABBET
                OVERSEAS       INVESTMENT GRADE BOND      BALANCED         MID CAP GROWTH      BOND DEBENTURE
           INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
           ------------------- --------------------- ------------------- ------------------- -------------------
                   1,388               1,036                2,146                496                7,505
                     352                 251                  282                 95                3,586
                    (337)               (345)                (231)               (85)              (1,914)
                 -------               -----                -----               ----               ------
                   1,403                 942                2,197                506                9,177
                 =======               =====                =====               ====               ======

                   1,400               1,040                2,114                468                5,370
                     245                 299                  315                117                4,462
                    (257)               (303)                (283)               (89)              (2,327)
                 -------               -----                -----               ----               ------
                   1,388               1,036                2,146                496                7,505
                 =======               =====                =====               ====               ======

                   1,398                 822                2,129                457                5,561
                   5,438                 760                  505                260                7,730
                  (5,436)               (542)                (520)              (249)              (7,921)
                 -------               -----                -----               ----               ------
                   1,400               1,040                2,114                468                5,370
                 =======               =====                =====               ====               ======

                   1,430                 603                2,063                393                5,542
                  14,307                 349                  346                156                2,709
                 (14,339)               (130)                (280)               (92)              (2,690)
                 -------               -----                -----               ----               ------
                   1,398                 822                2,129                457                5,561
                 =======               =====                =====               ====               ======

              MFS RESEARCH        T. ROWE PRICE
              INTERNATIONAL      MID CAP GROWTH
           INVESTMENT DIVISION INVESTMENT DIVISION
           ------------------- -------------------
                  1,792               5,570
                  1,370               6,453
                   (405)             (3,354)
                 ------              ------
                  2,757               8,669
                 ======              ======

                  1,105               2,939
                  1,038               4,363
                   (351)             (1,732)
                 ------              ------
                  1,792               5,570
                 ======              ======

                    415               1,558
                  1,771               3,078
                 (1,081)             (1,697)
                 ------              ------
                  1,105               2,939
                 ======              ======

                     --                  --
                  1,020               1,919
                   (605)               (361)
                 ------              ------
                    415               1,558
                 ======              ======

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

5.  CHANGES IN OUTSTANDING UNITS-(CONTINUED)

The changes in units outstanding for the years ended December 31, 2004, 2003, 2002 and 2001 are as follows:

                                        PIMCO               PIMCO              MET/AIM             MET/AIM
                                    TOTAL RETURN       PEA INNOVATION    MID CAP CORE EQUITY  SMALL CAP GROWTH
                                 INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                 ------------------- ------------------- ------------------- -------------------
(IN THOUSANDS)
Outstanding at December 31, 2003       18,546               10,123              1,639                 739
Activity during 2004:
  Issued........................       10,432                9,247              1,453                 767
  Redeemed......................       (4,392)              (8,223)              (587)               (352)
                                       ------              -------              -----               -----
Outstanding at December 31, 2004       24,586               11,147              2,505               1,154
                                       ======              =======              =====               =====

Outstanding at December 31, 2002       12,100                3,262                454                 208
Activity during 2003:
  Issued........................       11,927               17,191              1,419               1,059
  Redeemed......................       (5,481)             (10,330)              (234)               (528)
                                       ------              -------              -----               -----
Outstanding at December 31, 2003       18,546               10,123              1,639                 739
                                       ======              =======              =====               =====

Outstanding at December 31, 2001        2,824                2,056                 --                  --
Activity during 2002:
  Issued........................       13,449               10,731                577                 593
  Redeemed......................       (4,173)              (9,525)              (123)               (385)
                                       ------              -------              -----               -----
Outstanding at December 31, 2002       12,100                3,262                454                 208
                                       ======              =======              =====               =====

Outstanding at December 31, 2000           --                   --                 --                  --
Activity during 2001:
  Issued........................        3,617                5,264                 --                  --
  Redeemed......................         (793)              (3,208)                --                  --
                                       ------              -------              -----               -----
Outstanding at December 31, 2001        2,824                2,056                 --                  --
                                       ======              =======              =====               =====

--------
(a) For the period January 1, 2004, to April 30, 2004
(b) For the period May 3, 2004 to December 31, 2004
(c) Formerly, Janus Mid Cap Investment Division

  HARRIS OAKMARK        OPPENHEIMER             JANUS           THIRD AVENUE        NEUBERGER BERMAN       AMERICAN FUNDS
   INTERNATIONAL    CAPITAL APPRECIATION  AGGRESSIVE GROWTH    SMALL CAP VALUE         REAL ESTATE             GROWTH
INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION (B) INVESTMENT DIVISION
------------------- -------------------- ------------------- ------------------- ----------------------- -------------------
       1,187                   13               2,455                12                      --                 2,564
       4,542                   34               1,752                22                   4,750                 2,996
      (1,042)                  (5)             (1,371)               (6)                   (241)               (1,314)
      ------               ------              ------                --                   -----                ------
       4,687                   42               2,836                28                   4,509                 4,246
      ======               ======              ======                ==                   =====                ======

          90                  499               1,877                --                      --                 1,194
       1,948                   13               3,340                12                      --                 1,694
        (851)                  --              (2,762)               --                      --                  (324)
      ------               ------              ------                --                   -----                ------
       1,187                   13               2,455                12                      --                 2,564
      ======               ======              ======                ==                   =====                ======

          --                   --               1,080                --                      --                   394
         156                1.407               2,129                --                      --                 1,131
         (66)              (0.908)             (1,332)               --                      --                  (331)
      ------               ------              ------                --                   -----                ------
          90                 .499               1,877                --                      --                 1,194
      ======               ======              ======                ==                   =====                ======

          --                   --                  --                --                      --                    --
          --                   --               1,422                --                      --                   510
          --                   --                (342)               --                      --                  (116)
      ------               ------              ------                --                   -----                ------
          --                   --               1,080                --                      --                   394
      ======               ======              ======                ==                   =====                ======

  AMERICAN FUNDS          AMERICAN FUNDS
   GROWTH-INCOME    GLOBAL SMALL CAPITALIZATION
INVESTMENT DIVISION     INVESTMENT DIVISION
------------------- ---------------------------
       3,157                   4,022
       3,610                   5,572
      (1,585)                 (1,556)
      ------                  ------
       5,182                   8,038
      ======                  ======

       1,478                   1,733
       2,024                   3,071
        (345)                   (782)
      ------                  ------
       3,157                   4,022
      ======                  ======

         412                     559
       1,468                   2,217
        (402)                 (1,043)
      ------                  ------
       1,478                   1,733
      ======                  ======

          --                      --
         474                     695
         (62)                   (136)
      ------                  ------
         412                     559
      ======                  ======

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

6.  UNIT VALUES

The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the four years ended December 31, 2004, 2003, 2002 and 2001 or lesser time period if applicable.


                                                                   STATE STREET RESEARCH
                                                                     INVESTMENT TRUST        VARIABLE B          VARIABLE C
                                                                    INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION
                                                                   --------------------- ------------------- -------------------
2004
Units (In Thousands)..............................................             41,534                   280                  16
Unit Fair Value, Lowest to Highest (1)............................   $11.89 to $70.82     $38.22 to $145.78  $145.78 to $175.32
Net Assets (In Thousands).........................................         $1,423,521               $38,257              $2,572
Investment Income Ratio to Net Assets (2).........................              0.73%                 0.76%               0.45%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)     0.95% to 2.30%                 1.00%               0.00%
Total Return, Lowest to Highest (4)...............................    6.33% to 10.46%        7.09% to 9.21%     9.21% to 10.31%
2003
Units (In Thousands)..............................................             46,132                   282                  17
Unit Fair Value, Lowest to Highest (1)............................   $10.83 to $64.50               $133.49             $133.49
Net Assets (In Thousands).........................................         $1,436,556               $42,740              $1,146
Investment Income Ratio to Net Assets (2).........................              0.84%                 0.86%               0.94%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)     0.95% to 2.30%                 1.00%               1.00%
Total Return, Lowest to Highest (4)...............................   25.82% to 29.08%                28.06%              28.06%
2002
Units (In Thousands)..............................................             49,890                   306                   8
Unit Fair Value, Lowest to Highest (1)............................    $8.39 to $49.99               $104.24             $104.24
Net Assets (In Thousands).........................................         $1,196,194               $36,937              $1,171
Investment Income Ratio to Net Assets (2).........................              0.57%                 0.55%               0.54%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)     0.95% to 2.20%                  1.0%                  0%
Total Return, Lowest to Highest (4)...............................        -28% to -3%                  -27%                -27%
2001
Units (In Thousands)..............................................             59,681                   500                  21
Unit Fair Value, Lowest to Highest (1)............................   $30.49 to $68.31                142.17              142.17
Net Assets (In Thousands).........................................         $1,946,685               $58,101              $2,268
Investment Income Ratio to Net Assets (2).........................             13.58%                13.69%              13.28%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)     0.95% to 1.80%                  1.0%                  0%
Total Return, Lowest to Highest (4)...............................               -18%                  -18%                -18%

                                                                   STATE STREET RESEARCH
                                                                        DIVERSIFIED
                                                                    INVESTMENT DIVISION
                                                                   ---------------------
2004
Units (In Thousands)..............................................             49,415
Unit Fair Value, Lowest to Highest (1)............................   $11.80 to $43.58
Net Assets (In Thousands).........................................         $1,509,148
Investment Income Ratio to Net Assets (2).........................              1.89%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)     0.95% to 2.30%
Total Return, Lowest to Highest (4)...............................     5.75% to 8.00%
2003
Units (In Thousands)..............................................             53,723
Unit Fair Value, Lowest to Highest (1)............................   $10.97 to $40.55
Net Assets (In Thousands).........................................         $1,521,355
Investment Income Ratio to Net Assets (2).........................              3.72%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)     0.95% to 2.30%
Total Return, Lowest to Highest (4)...............................   17.67% to 19.44%
2002
Units (In Thousands)..............................................             58,215
Unit Fair Value, Lowest to Highest (1)............................    $9.19 to $33.95
Net Assets (In Thousands).........................................         $1,375,722
Investment Income Ratio to Net Assets (2).........................              2.43%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)     0.95% to 2.20%
Total Return, Lowest to Highest (4)...............................        -16% to -8%
2001
Units (In Thousands)..............................................             70,653
Unit Fair Value, Lowest to Highest (1)............................   $26.81 to $39.79
Net Assets (In Thousands).........................................         $1,956,614
Investment Income Ratio to Net Assets (2).........................              9.92%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)     0.95% to 1.80%
Total Return, Lowest to Highest (4)...............................                -7%

--------
(1) Metropolitan Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owners' account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the investment division from the underlying portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in unit values or the redemption of units. The recognition of investment income by the investment division is affected by the timing of the declaration of dividends by the underlying portfolio in which the investment divisions invest.
(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.
(a) For the period January 1, 2004 to April 30, 2004
(b) For the period May 3, 2004 to December 31, 2004
(c) Formerly, Janus Mid Cap Investment Division

           STATE STREET RESEARCH       METLIFE               FI                    FI               T. ROWE PRICE
             AGGRESSIVE GROWTH       STOCK INDEX     INTERNATIONAL STOCK  MID CAP OPPORTUNITIES   SMALL CAP GROWTH
            INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION (C) INVESTMENT DIVISION
            -------------------  ------------------- ------------------- ----------------------- -------------------
                       25,212               85,759              13,333                41,657                17,980
             $12.66 to $43.03     $11.11 to $41.93    $11.94 to $16.11      $11.44 to $17.57      $12.30 to $13.86
                     $735,674           $3,155,883            $203,821              $715,717              $243,468
                        0.00%                0.83%               1.28%                 0.49%                 0.00%
               0.95% to 2.30%       0.50% to 2.30%      0.95% to 2.30%        0.65% to 2.30%        0.65% to 2.30%
              9.86% to 11.94%       7.71% to 9.78%    13.55% to 17.11%      12.01% to 16.38%       5.98% to 10.41%
                                                                     .
                       27,593               80,944              13,733                43,573                18,784
             $11.31 to $38.45     $10.82 to $38.22    $10.48 to $13.76      $11.28 to $15.14      $11.38 to $12.60
                     $718,243           $2,724,569            $181,194              $647,160              $231,644
                        0.00%                1.66%               0.67%                 0.00%                 0.00%
               0.95% to 2.30%       0.50% to 2.30%      0.95% to 2.30%        0.95% to 2.30%        0.95% to 2.30%
             37.39% to 39.46%     25.08% to 27.23%    24.99% to 26.82%      31.50% to 33.33%      37.43% to 40.23%
                       28,889               80,996              14,131                46,925                18,480
              $8.11 to $27.57      $8.52 to $29.70     $8.48 to $10.85       $8.46 to $11.36        $8.26 to $9.03
                     $539,038           $2,148,998            $148,302              $524,361              $163,890
                        0.00%                1.73%               0.90%                 0.00%                 0.00%
               0.95% to 2.20%       0.95% to 2.20%      0.95% to 2.20%        0.95% to 2.20%        0.95% to 2.20%
                 -30% to -19%           -24% to 0%        -19% to -14%          -31% to -15%            -28% to 2%
                       32,803               86,714              14,761                55,394                19,896
             $25.42 to $39.05     $32.93 to $38.60    $10.69 to $13.28      $15.19 to $16.14      $12.25 to $12.43
                     $867,274           $2,999,640            $190,565              $882,658              $243,648
                       25.00%                1.20%               3.64%                 0.00%                 8.08%
               0.95% to 1.50%       0.95% to 1.80%      0.95% to 2.05%        0.95% to 2.05%        0.95% to 1.25%
                  -24% to 25%                 -13%          -21% to 0%            -38% to 2%                  -10%

                                   HARRIS OAKMARK
           SCUDDER GLOBAL EQUITY   LARGE CAP VALUE
            INVESTMENT DIVISION  INVESTMENT DIVISION
           --------------------- -------------------
                       11,373               29,630
             $12.93 to $15.56     $11.85 to $13.75
                     $172,751             $395,115
                        1.57%                0.46%
               0.95% to 2.30%       0.60% to 2.30%
             11.68% to 15.47%      7.27% to 10.72%

                       11,753               25,186
             $11.21 to $13.49     $10.74 to $12.45
                     $155,402             $306,337
                        2.07%                0.00%
               0.95% to 2.30%       0.50% to 2.30%
             27.40% to 29.30%     22.49% to 24.32%
                       11,877               22,099
              $8.67 to $10.44       $8.64 to $9.95
                     $121,961             $217,357
                        1.76%                3.47%
               0.95% to 2.20%       0.95% to 2.20%
                 -18% to -13%          -16% to -2%
                       12,720               16,996
             $11.97 to $12.55     $11.26 to $11.70
                     $157,528             $197,391
                       11.56%                0.23%
               0.95% to 1.80%       0.95% to 2.05%
                   -17% to 1%            3% to 17%

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

6.  UNIT VALUES-(CONTINUED)

The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the four years ended December 31, 2004, 2003, 2002 and 2001 or lesser time period if applicable.

                                                 NEUBERGER BERMAN       T. ROWE PRICE      LEHMAN BROTHERS      MORGAN STANLEY
                                              PARTNERS MID CAP VALUE  LARGE CAP GROWTH   AGGREGATE BOND INDEX     EAFE INDEX
                                               INVESTMENT DIVISION   INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION
                                              ---------------------- ------------------- -------------------- -------------------
2004
Units (In Thousands).........................              16,215               14,179               46,561              21,203
Unit Fair Value, Lowest to Highest (1).......    $14.37 to $22.61     $11.45 to $12.58     $11.21 to $13.50    $10.52 to $13.94
Net Assets (In Thousands)....................            $358,033             $174,635             $607,563            $241,577
Investment Income Ratio to Net Assets (2)....               2.65%                0.19%                2.63%               0.73%
Expenses as a Percent of Average Net Assets,
 Lowest to Highest (3).......................      0.95% to 2.30%       0.95% to 2.30%       0.50% to 2.30%      0.50% to 2.30%
Total Return, Lowest to Highest (4)..........    11.76% to 21.78%      7.30% to 10.18%       0.17% to 3.46%    14.75% to 18.74%
2003
Units (In Thousands).........................              11,301               12,979               30,485              19,520
Unit Fair Value, Lowest to Highest (1).......    $11.80 to $18.57     $10.71 to $11.56     $10.88 to $13.07     $9.15 to $11.77
Net Assets (In Thousands)....................            $206,461             $147,759             $389,701            $189,195
Investment Income Ratio to Net Assets (2)....               0.31%                0.11%                5.37%               1.45%
Expenses as a Percent of Average Net Assets,
 Lowest to Highest (3).......................      0.95% to 2.30%       0.95% to 2.30%       0.50% to 2.30%      0.50% to 2.30%
Total Return, Lowest to Highest (4)..........    33.28% to 35.25%     27.61% to 29.63%       1.13% to 2.91%    34.19% to 36.50%
2002
Units (In Thousands).........................              10,131               11,767               23,589              14,678
Unit Fair Value, Lowest to Highest (1).......     $8.73 to $13.73       $8.64 to $8.92     $10.59 to $12.69      $6.85 to $8.63
Net Assets (In Thousands)....................            $137,491             $103,790             $295,467            $104,948
Investment Income Ratio to Net Assets (2)....               0.32%                0.28%                2.88%               0.50%
Expenses as a Percent of Average Net Assets,
 Lowest to Highest (3).......................      0.95% to 2.20%       0.95% to 2.20%       0.95% to 2.20%      0.95% to 2.20%
Total Return, Lowest to Highest (4)..........         -13% to -2%           -25% to 2%             4% to 9%         -18% to -3%
2001
Units (In Thousands).........................               9,483               12,688               18,171              11,475
Unit Fair Value, Lowest to Highest (1).......    $14.76 to $15.34     $11.29 to $11.73     $11.26 to $11.62      $8.44 to $8.77
Net Assets (In Thousands)....................            $144,279             $147,642             $209,359             $99,731
Investment Income Ratio to Net Assets (2)....               2.22%                0.08%                1.57%               0.34%
Expenses as a Percent of Average Net Assets,
 Lowest to Highest (3).......................      0.95% to 2.05%       0.95% to 2.05%       0.95% to 1.80%      0.95% to 2.05%
Total Return, Lowest to Highest (4)..........           -3% to 3%           -11% to 1%             1% to 6%          -23% to 1%

--------
(1) Metropolitan Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owners' account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the investment division from the underlying portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in unit values or the redemption of units. The recognition of investment income by the investment division is affected by the timing of the declaration of dividends by the underlying portfolio in which the investment divisions invest.
(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.
(a) For the period January 1, 2004 to April 30, 2004
(b) For the period May 3, 2004 to December 31, 2004
(c) Formerly, Janus Mid Cap Investment Division

                 RUSSELL                           STATE STREET RESEARCH       METLIFE       FRANKLIN TEMPLETON
               2000 INDEX      MET/PUTNAM VOYAGER         AURORA         MID CAP STOCK INDEX  SMALL CAP GROWTH
           INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION
           ------------------- ------------------- --------------------- ------------------- -------------------
                      15,280               7,341               29,577               16,858               3,958
            $13.77 to $16.30     $4.23 to $10.98     $13.23 to $18.67     $12.53 to $13.53     $9.44 to $11.19
                    $242,131             $32,865             $542,390             $223,267             $38,943
                       0.47%               0.09%                0.00%                0.80%               0.00%
              0.50% to 2.30%      0.65% to 2.30%       0.65% to 2.30%       0.60% to 2.30%      0.60% to 2.30%
            13.80% to 16.85%      2.28% to 8.35%     11.83% to 14.57%     11.33% to 15.05%     8.68% to 23.51%
                      14,717               7,644               24,673               16,641               3,288
            $11.81 to $13.95     $4.14 to $10.56     $11.58 to $16.34     $11.14 to $11.76      $8.72 to $9.09
                    $200,997             $33,032             $398,038             $192,971             $29,156
                       0.61%               0.00%                0.00%                0.44%               0.00%
              0.50% to 2.30%      0.95% to 2.30%       0.95% to 2.30%       0.50% to 2.30%      0.50% to 2.30%
            42.69% to 45.01%    22.84% to 24.86%     46.51% to 50.60%     31.71% to 33.69%    41.34% to 43.58%
                      11,624               6,587               20,893               12,280               1,861
              $8.16 to $9.61      $3.38 to $8.46      $7.78 to $10.98       $8.43 to $8.78      $6.18 to $6.31
                    $110,232             $22,871             $227,655             $107,025             $11,664
                       0.65%               0.00%                0.60%                0.38%               0.00%
              0.95% to 2.20%      0.95% to 2.20%       0.95% to 2.20%       0.95% to 2.20%      0.95% to 2.20%
                 -21% to -1%        -31% to -15%          -23% to -5%          -17% to -1%          -29% to 1%
                      10,115               5,652               14,852                8,337                 795
            $11.82 to $12.19      $4.95 to $4.97     $13.84 to $14.09     $10.36 to $10.41      $8.80 to $8.82
                    $122,162             $27,966             $208,402              $86,537              $6,999
                       0.27%               0.00%                0.49%                0.50%               0.00%
              0.95% to 1.80%      0.95% to 1.25%       0.95% to 2.05%       0.95% to 1.25%      0.95% to 1.35%
                    0% to 3%        -31% to -32%            3% to 15%                  -2%          -12% to 0%

           STATE STREET RESEARCH STATE STREET RESEARCH
              LARGE CAP VALUE         BOND INCOME
            INVESTMENT DIVISION   INVESTMENT DIVISION
           --------------------- ---------------------
                        4,309                16,511
             $11.18 to $11.97      $11.35 to $53.22
                      $50,981              $479,530
                        0.00%                 5.70%
               0.95% to 2.30%        0.60% to 2.30%
              1.54% to 12.29%       -6.04% to 3.77%
                        1,872                17,412
             $10.42 to $10.66      $10.97 to $48.34
                      $19,817              $470,409
                        1.16%                 3.20%
               0.95% to 2.30%        0.95% to 2.30%
             32.33% to 34.09%        3.28% to 6.42%
                          396                18,889
               $7.88 to $7.95      $10.46 to $46.31
                       $3,131              $474,778
                        0.86%                 5.78%
               0.95% to 2.20%        0.95% to 2.20%
                  -21% to -3%              4% to 7%
                           --                19,377
                          $--      $21.93 to $42.57
                          $--              $446,653
                           --                 7.88%
                           --        0.95% to 1.50%
                           --              1% to 7%

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

6.  UNIT VALUES-(CONTINUED)

The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the four years ended December 31, 2004, 2003, 2002 and 2001 or lesser time period if applicable.

                                                               STATE STREET RESEARCH        DAVIS           LOOMIS SAYLES
                                                                   MONEY MARKET         VENTURE VALUE         SMALL CAP
                                                                INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION
                                                               --------------------- ------------------- -------------------
2004
Units (In Thousands)..........................................              1,090                6,062               1,424
Unit Fair Value, Lowest to Highest (1)........................   $18.26 to $23.09     $12.62 to $32.99    $12.66 to $28.47
Net Assets (In Thousands).....................................            $22,991             $191,013             $38,636
Investment Income Ratio to Net Assets (2).....................              0.86%                0.49%               0.00%
Expenses as a Percent of Average Net Assets, Lowest to Highest
 (3)..........................................................     0.95% to 2.30%       0.65% to 2.30%      0.95% to 2.30%
Total Return, Lowest to Highest (4)...........................    -1.46% to 0.05%      6.99% to 11.58%    12.61% to 15.30%
2003
Units (In Thousands)..........................................                701                3,617               1,146
Unit Fair Value, Lowest to Highest (1)........................   $18.73 to $23.19     $11.45 to $29.64    $10.98 to $24.70
Net Assets (In Thousands).....................................            $14,346             $103,646             $27,095
Investment Income Ratio to Net Assets (2).....................              0.68%                0.31%               0.00%
Expenses as a Percent of Average Net Assets, Lowest to Highest
 (3)..........................................................     0.95% to 2.30%       0.95% to 2.30%      0.95% to 2.30%
Total Return, Lowest to Highest (4)...........................   -1.13% to -0.14%     27.77% to 30.08%    33.19% to 35.93%
2002
Units (In Thousands)..........................................                459                2,653                 904
Unit Fair Value, Lowest to Highest (1)........................   $19.98 to $21.75      $8.83 to $22.86     $8.12 to $18.27
Net Assets (In Thousands).....................................             $9,163              $59,152             $15,933
Investment Income Ratio to Net Assets (2).....................              1.35%                0.88%               0.11%
Expenses as a Percent of Average Net Assets, Lowest to Highest
 (3)..........................................................     1.25% to 1.50%       0.95% to 2.20%      0.95% to 2.20%
Total Return, Lowest to Highest (4)...........................                 0%           -18% to 0%         -23% to -3%
2001
Units (In Thousands)..........................................                627                2,153                 702
Unit Fair Value, Lowest to Highest (1)........................   $20.00 to $21.65     $25.24 to $27.60    $21.38 to $23.52
Net Assets (In Thousands).....................................            $12,549              $58,354             $16,060
Investment Income Ratio to Net Assets (2).....................              3.81%                9.18%               7.45%
Expenses as a Percent of Average Net Assets, Lowest to Highest
 (3)..........................................................     1.25% to 1.50%       0.95% to 2.05%      0.95% to 2.05%
Total Return, Lowest to Highest (4)...........................           2% to 3%          -.12% to 2%           -9% to 2%

                                                                       MFS
                                                                 INVESTORS TRUST
                                                               INVESTMENT DIVISION
                                                               -------------------
2004
Units (In Thousands)..........................................             2,351
Unit Fair Value, Lowest to Highest (1)........................    $8.10 to $8.86
Net Assets (In Thousands).....................................           $20,307
Investment Income Ratio to Net Assets (2).....................             0.42%
Expenses as a Percent of Average Net Assets, Lowest to Highest
 (3)..........................................................    0.95% to 2.30%
Total Return, Lowest to Highest (4)...........................   8.61% to 10.96%
2003
Units (In Thousands)..........................................             1,527
Unit Fair Value, Lowest to Highest (1)........................    $7.49 to $8.03
Net Assets (In Thousands).....................................           $12,018
Investment Income Ratio to Net Assets (2).....................             0.26%
Expenses as a Percent of Average Net Assets, Lowest to Highest
 (3)..........................................................    0.95% to 2.30%
Total Return, Lowest to Highest (4)...........................  18.74% to 20.75%
2002
Units (In Thousands)..........................................             1,023
Unit Fair Value, Lowest to Highest (1)........................    $6.33 to $6.65
Net Assets (In Thousands).....................................            $6,719
Investment Income Ratio to Net Assets (2).....................             0.41%
Expenses as a Percent of Average Net Assets, Lowest to Highest
 (3)..........................................................    0.95% to 2.20%
Total Return, Lowest to Highest (4)...........................      -22% to -21%
2001
Units (In Thousands)..........................................               499
Unit Fair Value, Lowest to Highest (1)........................     8.15 to $8.42
Net Assets (In Thousands).....................................            $4,167
Investment Income Ratio to Net Assets (2).....................             0.00%
Expenses as a Percent of Average Net Assets, Lowest to Highest
 (3)..........................................................    0.95% to 2.05%
Total Return, Lowest to Highest (4)...........................        -11% to 1%

--------
(1) Metropolitan Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owners' account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the investment division from the underlying portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in unit values or the redemption of units. The recognition of investment income by the investment division is affected by the timing of the declaration of dividends by the underlying portfolio in which the investment divisions invest.
(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.
(a) For the period January 1, 2004 to April 30, 2004
(b) For the period May 3, 2004 to December 31, 2004
(c) Formerly, Janus Mid Cap Investment Division

          MFS             HARRIS OAKMARK          SALOMON BROTHERS        SALOMON BROTHERS           FI
   RESEARCH MANAGERS       FOCUSED VALUE    STRATEGIC BOND OPPORTUNITIES   U.S. GOVERNMENT      VALUE LEADERS
INVESTMENT DIVISION (A) INVESTMENT DIVISION     INVESTMENT DIVISION      INVESTMENT DIVISION INVESTMENT DIVISION
----------------------- ------------------- ---------------------------- ------------------- -------------------
                 --                 9,659                    7,028                   7,714                 857
                $--      $10.99 to $35.89         $18.05 to $21.19        $14.41 to $17.30    $11.43 to $27.67
                $--              $327,617                 $141,477                $124,307             $22,597
              1.22%                 1.06%                    2.86%                   1.99%               1.05%

     0.95% to 2.30%        0.60% to 2.30%           0.95% to 2.30%          0.50% to 2.30%      0.95% to 2.30%
     0.79% to 3.74%        7.27% to 9.90%           2.39% to 6.12%          0.46% to 2.49%     9.66% to 14.30%
                475                 7,756                    4,304                   6,225                 419
     $7.41 to $8.22      $27.98 to $32.93         $17.50 to $20.06        $14.46 to $16.93    $21.25 to $24.60
             $3,775              $243,812                  $82,972                 $99,373              $9,895
              0.78%                 0.12%                    1.63%                   1.88%               0.27%

     0.95% to 2.30%        0.50% to 2.30%           0.95% to 2.30%          0.50% to 2.30%      0.95% to 2.30%
   21.10% to 22.87%      29.01% to 31.89%          9.94% to 12.06%         -0.76% to 1.16%    23.86% to 26.43%
                374                 6,025                    1,691                   5,668                  56
     $6.11 to $6.69      $21.83 to $24.83         $16.05 to $17.99        $14.69 to $16.46    $17.32 to $19.59
             $2,452              $145,221                  $29,512                 $90,530              $1,072
              0.16%                 0.23%                    6.20%                   3.37%               0.17%

     0.95% to 2.20%        0.95% to 2.20%           0.95% to 2.20%          0.95% to 2.20%      0.95% to 2.20%
       -26% to -25%            -11% to 3%                 7% to 9%                2% to 7%          -21% to 0%
                166                 2,908                      496                   1,236                  --
     $8.83 to $8.90      $24.84 to $27.50         $15.16 to $16.56        $15.07 to $15.40                 $--
             $1,464               $78,020                   $8,046                 $18,523                 $--
              0.00%                 0.00%                    0.00%                   0.00%                  --

     0.95% to 1.25%        0.95% to 2.05%           0.95% to 2.05%          0.95% to 1.25%                  --
         -11% to 1%             3% to 12%                 1% to 3%                2% to 6%                  --

      FI MID CAP                MFS
     OPPORTUNITIES         TOTAL RETURN
INVESTMENT DIVISION (A) INVESTMENT DIVISION
----------------------- -------------------
                 --                 2,313
                $--      $10.94 to $46.05
                $--               $71,298
             16.93%                 2.32%

     0.95% to 2.30%        0.60% to 2.30%
   -2.12% to 29.98%       6.22% to 10.33%
              2,214                 2,114
   $11.20 to $11.46      $25.09 to $41.74
            $25,200               $53,115
              2.39%                 0.39%

     0.95% to 2.30%        0.50% to 1.45%
   38.93% to 40.79%      14.23% to 16.86%
                328                 2,125
     $8.07 to $8.14      $21.47 to $33.00
             $2,673               $45,665
              0.00%                 3.90%

     0.95% to 2.20%        0.95% to 1.30%
         -19% to 4%           -.10% to 2%
                 --                 2,208
                $--                 23.75
                $--               $52,473
                 --                 5.66%

                 --                 0.95%
                 --                   -5%

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

6.  UNIT VALUES-(CONTINUED)

The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the four years ended December 31, 2004, 2003, 2002 and 2001 or lesser time period if applicable.

                                                                   STATE STREET RESEARCH      FIDELITY            FIDELITY
                                                                     LARGE CAP GROWTH       MONEY MARKET        EQUITY-INCOME
                                                                    INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION
                                                                   --------------------- ------------------- -------------------
2004
Units (In Thousands)..............................................                302              509               3,182
Unit Fair Value, Lowest to Highest (1)............................   $11.06 to $26.07           $15.22              $42.08
Net Assets (In Thousands).........................................             $5,610           $7,739            $133,866
Investment Income Ratio to Net Assets (2).........................              0.00%            1.12%               1.88%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)     0.95% to 2.30%            0.95%               0.95%
Total Return, Lowest to Highest (4)...............................    -4.31% to 9.68%            0.20%               9.02%
2003
Units (In Thousands)..............................................                  4              607               3,528
Unit Fair Value, Lowest to Highest (1)............................   $23.63 to $24.29           $15.18              $38.08
Net Assets (In Thousands).........................................                $89           $8,973            $134,230
Investment Income Ratio to Net Assets (2).........................              0.00%            1.16%               1.70%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)     1.15% to 1.45%            0.95%               0.95%
Total Return, Lowest to Highest (4)...............................   33.28% to 34.61%            0.07%              29.08%
2002
Units (In Thousands)..............................................                 --              746               3,628
Unit Fair Value, Lowest to Highest (1)............................                $--           $15.17              $29.50
Net Assets (In Thousands).........................................                $--          $11,063            $107,048
Investment Income Ratio to Net Assets (2).........................                 --            1.54%               4.14%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)                 --            0.95%               0.95%
Total Return, Lowest to Highest (4)...............................                 --               1%                -18%
2001
Units (In Thousands)..............................................                 --            1,028               3,720
Unit Fair Value, Lowest to Highest (1)............................                $--            15.06               35.86
Net Assets (In Thousands).........................................                $--          $15,237            $133,430
Investment Income Ratio to Net Assets (2).........................                 --            3.27%               6.22%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)                 --            0.95%               0.95%
Total Return, Lowest to Highest (4)...............................                 --               3%                 -6%

                                                                        FIDELITY
                                                                         GROWTH
                                                                   INVESTMENT DIVISION
                                                                   -------------------
2004
Units (In Thousands)..............................................         4,247
Unit Fair Value, Lowest to Highest (1)............................        $36.99
Net Assets (In Thousands).........................................      $157,102
Investment Income Ratio to Net Assets (2).........................         0.26%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)         0.95%
Total Return, Lowest to Highest (4)...............................         8.19%
2003
Units (In Thousands)..............................................         4,594
Unit Fair Value, Lowest to Highest (1)............................        $36.13
Net Assets (In Thousands).........................................      $165,752
Investment Income Ratio to Net Assets (2).........................         0.25%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)         0.95%
Total Return, Lowest to Highest (4)...............................        31.62%
2002
Units (In Thousands)..............................................         4,626
Unit Fair Value, Lowest to Highest (1)............................        $27.45
Net Assets (In Thousands).........................................      $126,972
Investment Income Ratio to Net Assets (2).........................         0.25%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)         0.95%
Total Return, Lowest to Highest (4)...............................          -31%
2001
Units (In Thousands)..............................................         4,794
Unit Fair Value, Lowest to Highest (1)............................         39.65
Net Assets (In Thousands).........................................      $190,040
Investment Income Ratio to Net Assets (2).........................         7.04%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)         0.95%
Total Return, Lowest to Highest (4)...............................          -18%

--------
(1) Metropolitan Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owners' account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the investment division from the underlying portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in unit values or the redemption of units. The recognition of investment income by the investment division is affected by the timing of the declaration of dividends by the underlying portfolio in which the investment divisions invest.
(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.
(a) For the period January 1, 2004 to April 30, 2004
(b) For the period May 3, 2004 to December 31, 2004
(c) Formerly, Janus Mid Cap Investment Division

                FIDELITY             FIDELITY          CALVERT SOCIAL      CALVERT SOCIAL        LORD ABBETT
                OVERSEAS       INVESTMENT GRADE BOND      BALANCED         MID CAP GROWTH      BOND DEBENTURE
           INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
           ------------------- --------------------- ------------------- ------------------- -------------------
                   1,403                  942                    2,197             506                   9,177
                  $22.15               $22.93         $20.92 to $27.11          $27.07        $12.27 to $21.73
                 $31,061              $21,612                  $58,295         $13,689                $125,736
                   1.09%                7.14%                    1.72%           0.00%                   3.67%
                   0.95%                0.95%           0.50% to 1.55%           0.95%          0.65% to 2.30%
                  14.00%                0.88%           0.28% to 7.70%           8.28%          3.58% to 7.68%
                   1,388                1,036                    2,146             496                   7,505
                  $19.68               $22.17         $19.85 to $25.35          $25.00        $11.60 to $16.24
                 $27,274              $23,037                  $53,337         $12,360                 $94,258
                   0.74%                5.36%                    1.95%           0.00%                   1.98%
                   0.95%                0.95%           0.50% to 1.45%           0.95%          0.95% to 2.30%
                  42.09%                3.79%         17.59% to 18.72%          30.48%        16.49% to 18.44%
                   1,400                1,040                    2,114             468                   5,370
                  $13.85               $21.36          $20.02 to 21.51          $19.16         $9.96 to $13.79
                 $19,412              $22,210                  $44,584          $8,958                 $57,316
                   0.81%                3.29%                    2.69%           0.00%                  11.49%
                   0.95%                0.95%           0.95% to 1.25%           0.95%          0.95% to 2.20%
                    -21%                   9%               -13% to 0%            -29%               -3% to 4%
                   1,398                  822                    2,129             457                   5,561
                   17.54                19.54         $23.01 to $24.80          $26.95        $10.65 to $10.80
                 $24,642              $16,070                  $51,803         $12,327                 $59,096
                  15.44%                4.60%                    5.60%           6.52%                  13.56%
                   0.95%                0.95%           0.95% to 1.25%           0.95%          0.95% to 1.25%
                    -22%                   7%                      -8%            -13%              -2% to -3%

                    MFS              T. ROWE PRICE
           RESEARCH INTERNATIONAL   MID-CAP GROWTH
            INVESTMENT DIVISION   INVESTMENT DIVISION
           ---------------------- -------------------
                         2,757                8,669
              $10.81 to $11.91      $6.87 to $11.51
                       $31,719              $63,001
                         0.27%                0.00%
                0.95% to 2.30%       0.95% to 2.30%
             -14.39% to 18.63%     11.63% to 17.14%
                         1,792                5,570
               $9.28 to $10.04       $5.99 to $6.36
                       $17,501              $34,865
                         0.89%                0.00%
                0.95% to 2.30%       0.95% to 2.30%
              29.10% to 30.90%     33.67% to 35.90%
                         1,105                2,939
                $7.63 to $7.67       $4.66 to $4.68
                        $8,338              $13,645
                         0.23%                0.60%
                0.95% to 2.20%       0.95% to 2.20%
                   -14% to -1%                 -45%
                           415                1,558
                $8.38 to $8.75       $8.23 to $8.44
                        $3,612              $13,133
                         0.21%                0.00%
                0.95% to 1.35%       0.95% to 1.80%
                    -13% to 2%           -16% to 2%

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

6.  UNIT VALUES-(CONTINUED)

The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the four years ended December 31, 2004, 2003, 2002 and 2001 or lesser time period if applicable.

                                                                          PIMCO               PIMCO              MET/AIM
                                                                      TOTAL RETURN       PEA INNOVATION    MID CAP CORE EQUITY
                                                                   INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                                                   ------------------- ------------------- -------------------
2004
Units (In Thousands)..............................................            24,586              11,147               2,505
Unit Fair Value, Lowest to Highest (1)............................  $11.61 to $12.52      $4.19 to $5.41    $10.95 to $13.82
Net Assets (In Thousands).........................................          $298,387             $54,272             $34,154
Investment Income Ratio to Net Assets (2).........................             7.25%               0.08%               0.00%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)    0.50% to 2.30%      0.95% to 2.30%      0.95% to 2.30%
Total Return, Lowest to Highest (4)...............................    0.83% to 4.42%    -6.49% to 15.20%     7.34% to 13.37%
2003
Units (In Thousands)..............................................            18,546              10,123               1,639
Unit Fair Value, Lowest to Highest (1)............................  $11.31 to $11.99      $4.49 to $5.71    $11.82 to $12.19
Net Assets (In Thousands).........................................          $217,220             $53,817             $19,819
Investment Income Ratio to Net Assets (2).........................             2.47%               0.00%               1.28%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)    0.50% to 2.30%      0.95% to 2.30%      0.95% to 2.30%
Total Return, Lowest to Highest (4)...............................    2.06% to 3.81%    53.81% to 56.44%    23.48% to 25.15%
2002
Units (In Thousands)..............................................            12,100               3,262                 454
Unit Fair Value, Lowest to Highest (1)............................  $11.11 to $11.47       $2.93 to 3.65      $9.58 to $9.74
Net Assets (In Thousands).........................................          $137,803             $11,593              $4,413
Investment Income Ratio to Net Assets (2).........................             0.00%               0.00%               0.21%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)    0.95% to 2.20%      0.95% to 2.20%      0.95% to 2.20%
Total Return, Lowest to Highest (4)...............................          4% to 9%         -52% to -5%          -15% to 0%
2001
Units (In Thousands)..............................................             2,824               2,056                  --
Unit Fair Value, Lowest to Highest (1)............................  $10.38 to $10.57      $7.44 to $7.46                 $--
Net Assets (In Thousands).........................................           $29,787             $15,297                 $--
Investment Income Ratio to Net Assets (2).........................             2.49%               0.00%                  --
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)    0.95% to 2.05%      0.95% to 1.25%                  --
Total Return, Lowest to Highest (4)...............................          0% to 6%        -26% to -25%                  --

                                                                         MET/AIM
                                                                    SMALL CAP GROWTH
                                                                   INVESTMENT DIVISION
                                                                   -------------------
2004
Units (In Thousands)..............................................             1,154
Unit Fair Value, Lowest to Highest (1)............................  $10.86 to $12.50
Net Assets (In Thousands).........................................           $14,129
Investment Income Ratio to Net Assets (2).........................             0.00%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)    0.60% to 2.30%
Total Return, Lowest to Highest (4)...............................    4.15% to 8.60%
2003
Units (In Thousands)..............................................               739
Unit Fair Value, Lowest to Highest (1)............................  $11.41 to $11.77
Net Assets (In Thousands).........................................            $8,618
Investment Income Ratio to Net Assets (2).........................             0.00%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)    0.95% to 2.30%
Total Return, Lowest to Highest (4)...............................  35.85% to 37.82%
2002
Units (In Thousands)..............................................               208
Unit Fair Value, Lowest to Highest (1)............................    $8.41 to $8.54
Net Assets (In Thousands).........................................            $1,770
Investment Income Ratio to Net Assets (2).........................             0.00%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)    0.95% to 2.20%
Total Return, Lowest to Highest (4)...............................        -29% to 0%
2001
Units (In Thousands)..............................................                --
Unit Fair Value, Lowest to Highest (1)............................               $--
Net Assets (In Thousands).........................................               $--
Investment Income Ratio to Net Assets (2).........................                --
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)                --
Total Return, Lowest to Highest (4)...............................                --

--------
(1) Metropolitan Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owners' account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the investment division from the underlying portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in unit values or the redemption of units. The recognition of investment income by the investment division is affected by the timing of the declaration of dividends by the underlying portfolio in which the investment divisions invest.
(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.
(a) For the period January 1, 2004 to April 30, 2004
(b) For the period May 3, 2004 to December 31, 2004
(c) Formerly, Janus Mid Cap Investment Division

  HARRIS OAKMARK        OPPENHEIMER             JANUS           THIRD AVENUE        NEUBERGER BERMAN          AMERICAN
   INTERNATIONAL    CAPITAL APPRECIATION  AGGRESSIVE GROWTH    SMALL CAP VALUE         REAL ESTATE          FUNDS GROWTH
INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION (B) INVESTMENT DIVISION
------------------- -------------------- ------------------- ------------------- ----------------------- -------------------
            4,687                   42               2,836                  28                 4,509                  4,246
 $11.70 to $14.23       $8.34 to $8.44     $6.93 to $11.00    $14.26 to $14.42      $12.76 to $12.89     $100.66 to $143.62
          $65,755                 $357             $20,718                $404               $57,897               $542,083
            0.01%                7.78%               0.00%               3.24%                 7.49%                  0.20%
   0.95% to 2.30%       1.15% to 1.45%      0.95% to 2.30%      1.15% to 1.55%        0.95% to 2.30%         0.85% to 2.30%
 12.68% to 19.58%       4.89% to 5.24%     6.11% to 10.53%    24.54% to 25.07%      27.56% to 28.90%        3.61% to 11.54%
            1,187                   13               2,455                  12                    --                  2,564
 $11.54 to $11.90       $7.95 to $8.00      $6.62 to $6.88    $11.47 to $11.53                   $--      $93.64 to $128.76
          $14,032                 $101             $16,719                $134                   $--               $298,879
            1.97%                0.00%               0.00%               1.65%                    --                  0.13%
   0.95% to 2.30%       1.15% to 1.30%      0.95% to 2.30%      1.15% to 1.30%                    --         0.50% to 2.45%
 32.08% to 33.86%     26.59% to 27.23%    26.94% to 28.84%    39.37% to 39.76%                    --       33.11% to 37.49%
               90                  499              46,925                  --                    --                  1,194
   $8.86 to $8.89       $6.30 to $6.31     $8.46 to $11.36                 $--                   $--       $71.44 to $93.21
             $794                   $3            $524,361                 $--                   $--               $104,487
            0.25%                0.00%               0.00%                  --                    --                  0.05%
   0.95% to 2.20%       1.15% to 1.25%      0.95% to 2.20%                  --                    --         0.95% to 2.20%
             -16%             1% to 2%        -31% to -15%                  --                    --             -26% to 3%
               --                   --              55,394                  --                    --                    394
              $--                  $--    $15.19 to $16.14                 $--                   $--      $99.46 to $124.56
              $--                  $--            $882,658                 $--                   $--                $46,547
               --                   --               0.00%                  --                    --                  4.53%
               --                   --      0.95% to 2.05%                  --                    --         0.95% to 2.05%
               --                   --          -38% to 2%                  --                    --             -15% to 0%

  AMERICAN FUNDS          AMERICAN FUNDS
   GROWTH-INCOME    GLOBAL SMALL CAPITALIZATION
INVESTMENT DIVISION     INVESTMENT DIVISION
------------------- ---------------------------
             5,182                  8,038
 $76.86 to $109.66       $18.07 to $20.25
          $505,963               $156,789
             1.02%                  0.00%
    0.85% to 2.30%         0.85% to 2.30%
    4.85% to 9.44%       11.42% to 35.71%
             3,157                  4,022
 $72.87 to $100.20       $15.43 to $16.80
          $286,012                $66,038
             1.21%                  0.40%
    0.50% to 2.45%         0.95% to 2.45%
  27.64% to 31.17%       49.82% to 52.14%
             1,478                  1,733
  $57.44 to $74.94       $10.35 to $11.05
          $103,901                $18,828
             1.50%                  0.91%
    0.95% to 2.20%         0.95% to 2.20%
       -20% to -1%            -21% to -4%
               412                    559
  $83.86 to $92.64       $13.16 to $13.78
           $36,218                 $7,623
             1.47%                  0.81%
    0.95% to 1.35%         0.95% to 2.05%
         -3% to 0%              -9% to 2%

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONCLUDED)

7.  CHANGE OF PORTFOLIO NAME, PORTFOLIO MERGERS AND SHARE SUBSTITUTIONS

Effective May 3, 2004, FI Structured Equity Portfolio of the Metropolitan Fund and PIMCO Innovation Portfolio of the Met Investors Fund changed their name to FI Value Leaders Portfolio and PIMCO PEA Innovation Portfolio, respectively.

Effective May 3, 2004, FI Mid Cap Opportunities Portfolio and MFS Research Managers Portfolio of the Metropolitan Fund merged into Janus Mid Cap Portfolio and MFS Investors Trust Portfolio of the Metropolitan Fund, respectively. Janus Mid Cap Portfolio subsequently changed its name to FI Mid Cap Opportunities Portfolio.

Effective May 3, 2004, Alger Equity Growth Portfolio of the Metropolitan Fund and Fidelity VIP Asset Manager Portfolio of the Fidelity Fund substituted all of their shares for shares in the State Street Research Large Cap Growth Portfolio and MFS Total Return Portfolio of the Metropolitan Fund, respectively.

Effective December 16, 2003, Putnam International Stock Portfolio of the Metropolitan Fund changed its name to FI International Stock Portfolio.

Effective May 1, 2003, Putnam Large Cap Growth Portfolio changed its name to Met/Putnam Voyager Portfolio and all series of the New England Zenith Fund became newly organized portfolios of the Metropolitan Fund. The reorganization had no effect on the investment objectives, policies or advisory fees of any series, nor was there any change in investment adviser or sub-adviser.

Effective April 28, 2003, Janus Growth Portfolio of the Metropolitan Fund merged into the Janus Aggressive Growth Portfolio of the Met Investors Fund.

Effective January 1, 2003, MFS Mid Cap Growth Portfolio changed sub-advisers from Massachusetts Financial Services to T. Rowe Price Associates Inc. and changed its name to T. Rowe Price Mid-Cap Growth Portfolio. State Street Research Concentrated International Portfolio changed sub-advisers from State Street Research & Management Company to Harris Associates L.P. and changed its name to Harris Oakmark International Portfolio.

8.  SUBSEQUENT EVENT

On August 25, 2004, Metropolitan Life entered into an agreement to sell its wholly owned subsidiary, SSRM Holdings Inc. ("SSRM") and its subsidiaries State Street Research & Management Company and SSR Realty Advisors Inc. to BlackRock Inc. Effective January 31, 2005, BlackRock Advisors, Inc. replaced State Street Research & Management Company as subadvisor to all portfolios, series or funds previously managed by State Street Research & Management Company.

                         INDEPENDENT AUDITOR'S REPORT

The Board of Directors and Shareholder of
Metropolitan Life Insurance Company
New York, New York

   We have audited the accompanying consolidated balance sheets of Metropolitan Life Insurance Company and subsidiaries (the "Company") as of December 31, 2004 and 2003, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2004. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated financial position of Metropolitan Life Insurance Company and subsidiaries at December 31, 2004 and 2003, and the consolidated results of their operations and their consolidated cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America.

   As discussed in Note 1, the Company changed its method of accounting for certain non-traditional long duration contracts and separate accounts, and for embedded derivatives in certain insurance products as required by new accounting guidance which became effective on January 1, 2004 and October 1, 2003, respectively, and recorded the impact as cumulative effects of changes in accounting principles.

/s/  DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

New York, New York
March 31, 2005

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS

                          DECEMBER 31, 2004 AND 2003
            (DOLLARS IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                                                      2004     2003
                                                                                                    -------- --------
ASSETS
Investments:
    Fixed maturities available-for-sale, at fair value (amortized cost: $141,512 and $134,844, respectively)................................................................... $150,246 $143,148
    Equity securities, at fair value (cost: $1,646 and $885, respectively).........................    1,903    1,232
    Mortgage and other loans.......................................................................   31,571   26,637
    Policy loans...................................................................................    8,256    8,180
    Real estate and real estate joint ventures held-for-investment.................................    3,069    2,654
    Real estate held-for-sale......................................................................      252      472
    Other limited partnership interests............................................................    2,891    2,584
    Short-term investments.........................................................................    1,195    1,303
    Other invested assets..........................................................................    4,908    4,795
                                                                                                    -------- --------
       Total investments...........................................................................  204,291  191,005
Cash and cash equivalents..........................................................................    2,373    2,343
Accrued investment income..........................................................................    2,006    1,922
Premiums and other receivables.....................................................................    5,498    6,170
Deferred policy acquisition costs..................................................................   11,071   10,232
Assets of subsidiaries held-for-sale...............................................................      379      183
Other assets.......................................................................................    5,863    5,749
Separate account assets............................................................................   68,507   63,661
                                                                                                    -------- --------
       Total assets................................................................................ $299,988 $281,265
                                                                                                    ======== ========
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
    Future policy benefits......................................................................... $ 91,603 $ 86,802
    Policyholder account balances..................................................................   68,369   61,725
    Other policyholder funds.......................................................................    8,553    6,948
    Policyholder dividends payable.................................................................    1,058    1,046
    Policyholder dividend obligation...............................................................    2,243    2,130
    Short-term debt................................................................................    1,445    3,536
    Long-term debt.................................................................................    2,050    2,055
    Shares subject to mandatory redemption.........................................................      278      277
    Liabilities of subsidiaries held-for-sale......................................................      240       70
    Current income taxes payable...................................................................      709      791
    Deferred income taxes payable..................................................................    2,671    2,696
    Payables under securities loaned transactions..................................................   25,230   24,065
    Other liabilities..............................................................................    8,040    7,990
    Separate account liabilities...................................................................   68,507   63,661
                                                                                                    -------- --------
       Total liabilities...........................................................................  280,996  263,792
                                                                                                    -------- --------

Stockholder's Equity:
Parent's interest in preferred stock of a subsidiary, par value $1,000 per share; 110,000 shares
 authorized; 93,402 shares issued and outstanding at December 31, 2003.............................       --       93
Common stock, par value $0.01 per share; 1,000,000,000 shares authorized; 494,466,664 shares issued
 and outstanding at December 31, 2004 and 2003.....................................................        5        5
Additional paid-in capital.........................................................................   13,827   13,730
Retained earnings..................................................................................    2,696    1,261
Accumulated other comprehensive income.............................................................    2,464    2,384
                                                                                                    -------- --------
    Total stockholder's equity.....................................................................   18,992   17,473
                                                                                                    -------- --------
    Total liabilities and stockholder's equity..................................................... $299,988 $281,265
                                                                                                    ======== ========

         See accompanying notes to consolidated financial statements.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                       CONSOLIDATED STATEMENTS OF INCOME

             FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                             (DOLLARS IN MILLIONS)

                                                                      2004     2003     2002
                                                                    -------  -------  -------
REVENUES
Premiums........................................................... $17,512  $18,151  $18,461
Universal life and investment-type product policy fees.............   2,042    1,921    1,927
Net investment income..............................................  10,805   10,279   10,553
Other revenues.....................................................     712      919    1,188
Net investment gains (losses)......................................     289     (557)    (832)
                                                                    -------  -------  -------
   Total revenues..................................................  31,360   30,713   31,297
                                                                    -------  -------  -------
EXPENSES
Policyholder benefits and claims...................................  18,735   18,444   18,709
Interest credited to policyholder account balances.................   2,358    2,379    2,711
Policyholder dividends.............................................   1,743    1,897    1,911
Other expenses.....................................................   5,382    5,633    6,348
                                                                    -------  -------  -------
   Total expenses..................................................  28,218   28,353   29,679
                                                                    -------  -------  -------
Income from continuing operations before provision for income taxes   3,142    2,360    1,618
Provision for income taxes.........................................     894      667      498
                                                                    -------  -------  -------
Income from continuing operations..................................   2,248    1,693    1,120
Income from discontinued operations, net of income taxes...........      43      334      492
                                                                    -------  -------  -------
Income before cumulative effect of a change in accounting..........   2,291    2,027    1,612
Cumulative effect of a change in accounting, net of income taxes...     (52)     (26)      --
                                                                    -------  -------  -------
Net income......................................................... $ 2,239  $ 2,001  $ 1,612
                                                                    =======  =======  =======


         See accompanying notes to consolidated financial statements.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

             FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                             (DOLLARS IN MILLIONS)



                                                         PARENT'S
                                                        INTEREST IN          ADDITIONAL
                                                      PREFERRED STOCK COMMON  PAID-IN   RETAINED
                                                      OF A SUBSIDIARY STOCK   CAPITAL   EARNINGS
                                                      --------------- ------ ---------- --------
Balance at January 1, 2002...........................      $ --        $ 5    $12,825   $    --
Sale of subsidiary to the Holding Company............                             149
Capital contribution from the Holding Company........                             500
Dividends on common stock............................                                      (904)
Comprehensive income (loss):
   Net income........................................                                     1,612
   Other comprehensive income (loss):
     Unrealized gains (losses) on derivative
      instruments, net of income taxes...............
     Unrealized investment gains (losses), net of
      related offsets, reclassification
      adjustments and income taxes...................
     Foreign currency translation adjustments........

     Other comprehensive income (loss)...............

   Comprehensive income (loss).......................
                                                           ----        ---    -------   -------
Balance at December 31, 2002.........................        --          5     13,474       708
Issuance of preferred stock by subsidiary to the
 Holding Company.....................................        93
Issuance of shares--by subsidiary....................                              24
Issuance of stock options--by subsidiary.............                               2
Sale of subsidiaries to the Holding Company or
 affiliate...........................................                             261
Capital contribution from the Holding Company........                               2
Return of capital to the Holding Company.............                             (33)
Dividends on common stock............................                                    (1,448)
Comprehensive income (loss):
   Net income........................................                                     2,001
   Other comprehensive income (loss):
     Unrealized gains (losses) on derivative
      instruments, net of income taxes...............
     Unrealized investment gains (losses), net of
      related offsets, reclassification
      adjustments and income taxes...................
     Foreign currency translation adjustments........
     Minimum pension liability adjustment............

     Other comprehensive income (loss)...............

   Comprehensive income (loss).......................
                                                           ----        ---    -------   -------
Balance at December 31, 2003.........................        93          5     13,730     1,261
Contribution of preferred stock by Holding Company
 to subsidiary and retirement thereof................       (93)
Issuance of shares--by subsidiary....................                               4
Issuance of stock options--by subsidiary.............                               2
Capital contribution from the Holding Company........                              94
Return of capital to the Holding Company.............                              (3)
Dividends on preferred stock.........................                                        (7)
Dividends on common stock............................                                      (797)
Comprehensive income (loss):
   Net income........................................                                     2,239
   Other comprehensive income (loss):
     Unrealized gains (losses) on derivative
      instruments, net of income taxes...............
     Unrealized investment gains (losses), net of
      related offsets, reclassification
      adjustments and income taxes...................
     Cumulative effect of a change in accounting,
      net of income taxes............................
     Foreign currency translation adjustments........
     Minimum pension liability adjustment............

     Other comprehensive income (loss)...............

   Comprehensive income (loss).......................
                                                           ----        ---    -------   -------
Balance at December 31, 2004.........................      $ --        $ 5    $13,827   $ 2,696
                                                           ====        ===    =======   =======

                                                      ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
                                                      --------------------------------------------
                                                           NET            FOREIGN       MINIMUM
                                                        UNREALIZED       CURRENCY       PENSION
                                                        INVESTMENT      TRANSLATION    LIABILITY
                                                      GAINS (LOSSES)    ADJUSTMENT     ADJUSTMENT    TOTAL
                                                      --------------    -----------    ----------   -------
Balance at January 1, 2002...........................     $1,799           $(139)        $ (46)     $14,444
Sale of subsidiary to the Holding Company............                                                   149
Capital contribution from the Holding Company........                                                   500
Dividends on common stock............................                                                  (904)
Comprehensive income (loss):
   Net income........................................                                                 1,612
   Other comprehensive income (loss):
     Unrealized gains (losses) on derivative
      instruments, net of income taxes...............        (58)                                       (58)
     Unrealized investment gains (losses), net of
      related offsets, reclassification
      adjustments and income taxes...................        250                                        250
     Foreign currency translation adjustments........                         72                         72
                                                                                                    -------
     Other comprehensive income (loss)...............                                                   264
                                                                                                    -------
   Comprehensive income (loss).......................                                                 1,876
                                                          ------           -----         -----      -------
Balance at December 31, 2002.........................      1,991             (67)          (46)      16,065
Issuance of preferred stock by subsidiary to the
 Holding Company.....................................                                                    93
Issuance of shares--by subsidiary....................                                                    24
Issuance of stock options--by subsidiary.............                                                     2
Sale of subsidiaries to the Holding Company or
 affiliate...........................................                                                   261
Capital contribution from the Holding Company........                                                     2
Return of capital to the Holding Company.............                                                   (33)
Dividends on common stock............................                                                (1,448)
Comprehensive income (loss):
   Net income........................................                                                 2,001
   Other comprehensive income (loss):
     Unrealized gains (losses) on derivative
      instruments, net of income taxes...............       (228)                                      (228)
     Unrealized investment gains (losses), net of
      related offsets, reclassification
      adjustments and income taxes...................        642                                        642
     Foreign currency translation adjustments........                        174                        174
     Minimum pension liability adjustment............                                      (82)         (82)
                                                                                                    -------
     Other comprehensive income (loss)...............                                                   506
                                                                                                    -------
   Comprehensive income (loss).......................                                                 2,507
                                                          ------           -----         -----      -------
Balance at December 31, 2003.........................      2,405             107          (128)      17,473
Contribution of preferred stock by Holding Company
 to subsidiary and retirement thereof................                                                   (93)
Issuance of shares--by subsidiary....................                                                     4
Issuance of stock options--by subsidiary.............                                                     2
Capital contribution from the Holding Company........                                                    94
Return of capital to the Holding Company.............                                                    (3)
Dividends on preferred stock.........................                                                    (7)
Dividends on common stock............................                                                  (797)
Comprehensive income (loss):
   Net income........................................                                                 2,239
   Other comprehensive income (loss):
     Unrealized gains (losses) on derivative
      instruments, net of income taxes...............        (77)                                       (77)
     Unrealized investment gains (losses), net of
      related offsets, reclassification
      adjustments and income taxes...................         19                                         19
     Cumulative effect of a change in accounting,
      net of income taxes............................         61                                         61
     Foreign currency translation adjustments........                         79                         79
     Minimum pension liability adjustment............                                       (2)          (2)
                                                                                                    -------
     Other comprehensive income (loss)...............                                                    80
                                                                                                    -------
   Comprehensive income (loss).......................                                                 2,319
                                                          ------           -----         -----      -------
Balance at December 31, 2004.........................     $2,408           $ 186         $(130)     $18,992
                                                          ======           =====         =====      =======

         See accompanying notes to consolidated financial statements.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

             FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                             (DOLLARS IN MILLIONS)

                                                                          2004      2003      2002
                                                                        --------  --------  --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income............................................................. $  2,239  $  2,001  $  1,612
Adjustments to reconcile net income to net cash provided by
  operating activities:
   Depreciation and amortization expenses..............................      342       386       432
   Amortization of premiums and accretion of discounts associated with
     investments, net..................................................      (15)     (162)     (456)
   (Gains) losses from sales of investments and businesses, net........     (289)      125       256
   Interest credited to other policyholder account balances............    2,358     2,379     2,711
   Universal life and investment-type product policy fees..............   (2,042)   (1,921)   (1,927)
   Change in premiums and other receivables............................      460       (81)   (1,878)
   Change in deferred policy acquisition costs, net....................     (752)     (902)     (766)
   Change in insurance-related liabilities.............................    4,939     4,210     4,550
   Change in income taxes payable......................................     (101)      250       684
   Change in other assets..............................................      (71)     (351)   (1,011)
   Change in other liabilities.........................................       51       319       118
   Other, net..........................................................     (205)     (134)       74
                                                                        --------  --------  --------
Net cash provided by operating activities..............................    6,914     6,119     4,399
                                                                        --------  --------  --------
CASH FLOWS FROM INVESTING ACTIVITIES
Sales, maturities and repayments of:
   Fixed maturities....................................................   78,494    69,292    61,473
   Equity securities...................................................    1,587       576     2,676
   Mortgage and other loans............................................    3,961     3,221     2,555
   Real estate and real estate joint ventures..........................      382       865       888
   Other limited partnership interests.................................      800       330       213
Purchases of:
   Fixed maturities....................................................  (83,243)  (90,122)  (79,509)
   Equity securities...................................................   (2,107)     (104)   (1,235)
   Mortgage and other loans............................................   (8,639)   (4,354)   (3,111)
   Real estate and real estate joint ventures..........................     (484)     (255)     (146)
   Other limited partnership interests.................................     (893)     (643)     (507)
Net change in short-term investments...................................      215      (183)     (308)
Proceeds from sales of businesses......................................       18     1,995       749
Net change in payable under securities loaned transactions.............    1,166     7,744     3,659
Net change in other invested assets....................................     (459)     (940)     (486)
Other, net.............................................................     (371)     (201)     (329)
                                                                        --------  --------  --------
Net cash used in investing activities.................................. $ (9,573) $(12,779) $(13,418)
                                                                        --------  --------  --------

         See accompanying notes to consolidated financial statements.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

             FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                             (DOLLARS IN MILLIONS)

                                                                           2004      2003      2002
                                                                         --------  --------  --------
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
   Deposits............................................................. $ 28,277  $ 29,054  $ 30,350
   Withdrawals..........................................................  (22,702)  (22,268)  (24,773)
Net change in short-term debt...........................................   (2,072)    2,624       567
Long-term debt issued...................................................       20       145       537
Long-term debt repaid...................................................      (28)     (714)     (221)
Capital contribution from the Holding Company...........................       --       148       649
Proceeds from offering of common stock by subsidiary, net...............       --       398        --
Dividends on preferred stock............................................       (7)       --        --
Dividends on common stock...............................................     (797)   (1,448)     (904)
Other, net..............................................................        3         8       (12)
                                                                         --------  --------  --------
Net cash provided by financing activities...............................    2,694     7,947     6,193
                                                                         --------  --------  --------
Change in cash and cash equivalents.....................................       35     1,287    (2,826)
Cash and cash equivalents, beginning of year............................    2,393     1,106     3,932
                                                                         --------  --------  --------
CASH AND CASH EQUIVALENTS, END OF YEAR.................................. $  2,428  $  2,393  $  1,106
                                                                         ========  ========  ========
Cash and cash equivalents, subsidiaries held-for-sale, beginning of year       50        54        50
                                                                         ========  ========  ========
CASH AND CASH EQUIVALENTS, SUBSIDIARIES HELD-FOR-SALE, END OF YEAR......       55        50        54
                                                                         ========  ========  ========
Cash and cash equivalents, from continuing operations, beginning of year    2,343     1,052     3,882
                                                                         ========  ========  ========
CASH AND CASH EQUIVALENTS, FROM CONTINUING OPERATIONS, END OF YEAR......    2,373     2,343     1,052
                                                                         ========  ========  ========
Supplemental disclosures of cash flow information:
   Net cash paid during the year for:
       Interest......................................................... $    140  $    307  $    243
                                                                         ========  ========  ========
       Income taxes..................................................... $    950  $    789  $     96
                                                                         ========  ========  ========
   Non-cash transactions during the year:
       Purchase money mortgage on real estate sale...................... $      2  $    196  $    954
                                                                         ========  ========  ========
       Real estate acquired in satisfaction of debt..................... $      7  $     14  $     30
                                                                         ========  ========  ========
       Transfer from funds withheld at interest to fixed maturities..... $    606  $     --  $     --
                                                                         ========  ========  ========
       Contribution of equity securities to MetLife Foundation.......... $     50  $     --  $     --
                                                                         ========  ========  ========

         See accompanying notes to consolidated financial statements.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF ACCOUNTING POLICIES

BUSINESS

   Metropolitan Life Insurance Company ("Metropolitan Life") and its subsidiaries (the "Company") is a leading provider of insurance and other financial services to individual and institutional customers. The Company offers life insurance and annuities, to individuals, as well as group insurance, reinsurance and retirement & savings products and services to corporations and other institutions. Metropolitan Life is a wholly-owned subsidiary of MetLife, Inc. (the "Holding Company"). The Company offered automobile and homeowners insurance through Metropolitan Property and Casualty Insurance Company and its subsidiaries ("Met P&C"), which was sold to the Holding Company in 2003.

BASIS OF PRESENTATION

   The accompanying consolidated financial statements include the accounts of
(i) Metropolitan Life and its subsidiaries; (ii) partnerships and joint ventures in which the Company has control; and (iii) variable interest entities ("VIEs") for which the Company is deemed to be the primary beneficiary. Closed block assets, liabilities, revenues and expenses are combined on a line-by-line basis with the assets, liabilities, revenues and expenses outside the closed block based on the nature of the particular item (See Note 6). Assets, liabilities, revenues and expenses of the general account for 2004 include amounts related to certain separate accounts previously reported in separate account assets and liabilities. See "--Application of Recent Accounting Pronouncements." Intercompany accounts and transactions have been eliminated.

   Cova Corporation, MetLife Investors Group, Inc., MetLife International Holdings, Inc., Walnut Street Securities, Inc., Seguros Genesis S.A., MetLife Pensiones S.A. and Metropolitan Life Seguros de Vida S.A., which were sold to the Holding Company in 2002; Met P&C, Metropolitan Tower Life Insurance Company ("MTL"), MetLife General Insurance Agency, Inc. and its subsidiaries, MetLife Securities, Inc. and N.L. Holding Corporation and its subsidiaries, which were sold to the Holding Company in 2003; and Newbury Insurance Company, Limited which was sold to the Holding Company and New England Pension and Annuity Company which was sold to MTL in 2004, are included in the accompanying consolidated financial statements until the respective dates of sale. On August 25, 2004, the Company entered into an agreement to sell its wholly owned subsidiary, SSRM Holdings, Inc. ("SSRM"), to a third party. On January 31, 2005, the Company completed the sale of SSRM. The Company has reclassified the assets, liabilities and operations of SSRM into discontinued operations for all periods presented in the consolidated financial statements. (See Note 15).

   The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than minor influence over the partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the partnership's operations.

   Minority interest related to consolidated entities included in other liabilities was $1,325 million and $1,233 million at December 31, 2004 and 2003, respectively.

   Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2004 presentation.

SUMMARY OF CRITICAL ACCOUNTING ESTIMATES

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining: (i) investment impairments; (ii) the fair value of investments in the absence of quoted market values; (iii) application of the consolidation rules to certain investments; (iv) the fair value of and accounting for derivatives; (v) the capitalization and amortization of deferred policy acquisition costs ("DAC"), including value of business acquired ("VOBA"); (vi) the liability for future policyholder benefits; (vii) the liability for litigation and regulatory matters; and (viii) accounting for reinsurance transactions and employee benefit plans. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from those estimates.

  INVESTMENTS

   The Company's principal investments are in fixed maturities, mortgage and other loans and real estate, all of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to:
(i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost; (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts. In addition, the Company enters into certain structured investment transactions, real estate joint ventures and limited partnerships for which the Company may be deemed to be the primary beneficiary and, therefore, may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

  DERIVATIVES

   The Company enters into freestanding derivative transactions primarily to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial assets and liabilities. The Company also uses derivative instruments to hedge its currency exposure associated with net investments in certain foreign operations. The Company also purchases investment securities, issues certain insurance policies

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES and engages in certain reinsurance contracts that have embedded derivatives. The associated financial statement risk is the volatility in net income which can result from (i) changes in fair value of derivatives not qualifying as accounting hedges; (ii) ineffectiveness of designated hedges; and (iii) counterparty default. In addition, there is a risk that embedded derivatives requiring bifurcation are not identified and reported at fair value in the consolidated financial statements. Accounting for derivatives is complex, as evidenced by significant authoritative interpretations of the primary accounting standards which continue to evolve, as well as the significant judgments and estimates involved in determining fair value in the absence of quoted market values. These estimates are based on valuation methodologies and assumptions deemed appropriate in the circumstances. Such assumptions include estimated volatility and interest rates used in the determination of fair value where quoted market values are not available. The use of different assumptions may have a material effect on the estimated fair value amounts.

  DEFERRED POLICY ACQUISITION COSTS

   The Company incurs significant costs in connection with acquiring new and renewal insurance business. These costs, which vary with and are primarily related to the production of that business, are deferred. The recovery of such costs is dependent upon the future profitability of the related business. The amount of future profit is dependent principally on investment returns in excess of the amounts credited to policyholders, mortality, morbidity, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross margins and profits, which generally are used to amortize such costs. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross margins and profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the capitalization and amortization of DAC including VOBA. This practice assumes that the expectation for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred.

  LIABILITY FOR FUTURE POLICY BENEFITS

   The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, expenses, persistency, investment returns and inflation.

   Differences between actual experience and the assumptions used in pricing these policies and in the establishment of liabilities result in variances in profit and could result in losses. The effects of changes in such estimated reserves are included in the results of operations in the period in which the changes occur.

  REINSURANCE

   The Company enters into reinsurance transactions as both a provider and a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting.

  LITIGATION

   The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities related to certain lawsuits, including the Company's asbestos-related liability, are especially difficult to estimate due to the limitation of available data and uncertainty regarding numerous variables used to determine amounts recorded. The data and variables that impact the assumptions used to estimate the Company's asbestos-related liability include the number of future claims, the cost to resolve claims, the disease mix and severity of disease, the jurisdiction of claims filed, tort reform efforts and the impact of any possible future adverse verdicts and their amounts. On a quarterly and annual basis the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, including asbestos-related cases, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  EMPLOYEE BENEFIT PLANS

   The Company sponsors pension and other retirement plans in various forms covering employees who meet specified eligibility requirements. The reported expense and liability associated with these plans requires an extensive use of assumptions which include the discount rate, expected return on plan assets and rate of future compensation increases as determined by the Company. Management determines these assumptions based upon currently available market and industry data, historical performance of the plan and its assets, and consultation with an independent consulting actuarial firm. These assumptions used by the Company may differ materially from actual results due to changing market and economic conditions, higher or lower withdrawal rates or longer or shorter life spans of the participants. These differences may have a significant effect on the Company's consolidated financial statements and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

  INVESTMENTS

   The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES than-temporary in the period that determination is made. These adjustments are recorded as investment losses. The assessment of whether such impairment has occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors, as described in "Summary of Critical Accounting Estimates-Investments," about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential.

   The Company's review of its fixed maturities and equity securities for impairments also includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

   Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis. Amortization of premium and accretion of discount on fixed maturity securities is recorded using the effective interest method.

   Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Valuation allowances are recorded when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Such valuation allowances are established for the excess carrying value of the mortgage loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral or the loan's market value if the loan is being sold. The Company also establishes allowances for loan loss when a loss contingency exists for pools of loans with similar characteristics based on property types and loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Changes in valuation allowances are included in net investment gains and losses. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded investment.

   Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Once the Company identifies a property that is expected to be sold within one year and commences a firm plan for marketing the property, the Company, if applicable, classifies the property as held-for-sale and reports the related net investment income and any resulting investment gains and losses as discontinued operations. Real estate held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. Cost of real estate held-for-investment is adjusted for impairment whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable. Impaired real estate is written down to estimated fair value with the impairment loss being included in net investment gains and losses. Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure of commercial and agricultural mortgage loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

   Policy loans are stated at unpaid principal balances.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Short-term investments are stated at amortized cost, which approximates fair value.

   Other invested assets consist principally of leveraged leases and funds withheld at interest. The leveraged leases are recorded net of non-recourse debt. The Company participates in lease transactions which are diversified by industry, asset type and geographic area. The Company regularly reviews residual values and impairs residuals to expected values as needed. Funds withheld represent amounts contractually withheld by ceding companies in accordance with reinsurance agreements. For agreements written on a modified coinsurance basis and certain agreements written on a coinsurance basis, assets supporting the reinsured policies and equal to the net statutory reserves are withheld and continue to be legally owned by the ceding companies. Other invested assets also includes the fair value of embedded derivatives related to funds withheld and modified coinsurance contracts. The Company recognizes interest on funds withheld in accordance with the treaty terms as investment income is earned on the assets supporting the reinsured policies.

   The Company participates in structured investment transactions, primarily asset securitizations and structured notes. These transactions enhance the Company's total return of the investment portfolio principally by generating management fee income on asset securitizations and by providing equity-based returns on debt securities through structured notes and similar instruments.

   The Company sponsors financial asset securitizations of high yield debt securities, investment grade bonds and structured finance securities and also is the collateral manager and a beneficial interest holder in such transactions. As the collateral manager, the Company earns management fees on the outstanding securitized asset balance, which are recorded in income as earned. When the Company transfers assets to a bankruptcy-remote special purpose entity ("SPE") and surrenders control over the transferred assets, the transaction is accounted for as a sale. Gains or losses on securitizations are determined with reference to the carrying amount of the financial assets transferred, which is allocated to the assets sold and the beneficial interests retained based on relative fair values at the date of transfer. Beneficial interests in securitizations are carried at fair value in fixed maturities. Income on these beneficial interests is recognized using the prospective method. The SPEs used to securitize assets generally are not consolidated by the Company because the Company has determined that it is not the primary beneficiary of these entities. Prior to the adoption of FASB Interpretation No. 46 (revised December 31, 2003), CONSOLIDATION OF VARIABLE INTEREST ENTITIES, AN INTERPRETATION OF ARB NO. 51 ("FIN 46(r)"), such SPEs were not consolidated because they did not meet the criteria for consolidation under previous accounting guidance.

   The Company purchases or receives beneficial interests in SPEs, which generally acquire financial assets, including corporate equities, debt securities and purchased options. The Company has not guaranteed the performance, liquidity or obligations of the SPEs and the Company's exposure to loss is limited to its carrying value of the beneficial interests in the SPEs. The Company uses the beneficial interests as part of its risk management strategy, including asset-liability management. These SPEs are not consolidated by the Company because the Company has determined that it is not the primary beneficiary of these entities based on the framework provided in FIN 46(r). Prior to the adoption of FIN 46(r), such SPEs were not consolidated because they did not meet the criteria for consolidation under previous accounting guidance. These beneficial interests are generally structured notes which are included in fixed maturities, and their income is recognized using the retrospective interest method or the level yield method, as appropriate. Impairments of these beneficial interests are included in net investment gains (losses).

  DERIVATIVE FINANCIAL INSTRUMENTS

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, or other financial indices. Derivatives may be exchange traded or contracted in the over-the-counter market. The

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage its various risks. Additionally, the Company enters into income generation and replication derivatives as permitted by its insurance subsidiaries' Derivatives Use Plans approved by the applicable state insurance departments. Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within Other invested assets or as liabilities within Other liabilities at fair value as determined by quoted market prices or through the use of pricing models. Values can be affected by changes in interest rates, foreign exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. If a derivative does not qualify for hedge accounting pursuant to Statement of Financial Accounting Standards ("SFAS") No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("SFAS 133"), as amended, changes in the fair value of the derivative are reported in Net investment gains (losses), or in Interest credited to policyholder account balances for hedges of liabilities embedded in certain variable annuity products offered by the Company.

   To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or
(iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and throughout the life of the hedging relationship. The ineffective portion of the changes in fair value of the hedging instrument is recorded in net investment gains (losses).

   Under a fair value hedge, changes in the fair value of the derivative, along with changes in the fair value of the hedged item related to the risk being hedged, are reported in Net investment gains (losses).

   In a cash flow hedge, changes in the fair value of the derivative are recorded in Other comprehensive income (loss), a separate component of shareholders' equity, and the deferred gains or losses on the derivative are reclassified into the income statement when the Company's earnings are affected by the variability in cash flows of the hedged item.

   In a hedge of a net investment in a foreign operation, changes in the fair value of the derivative are recorded in Other comprehensive income (loss).

   The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated, or exercised; (iii) it is no longer probable that the forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

   When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in Net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to hedged risk, and the cumulative adjustment to its carrying value is

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES amortized into income over the remaining life of the hedged item. The changes in fair value of derivatives recorded in Other comprehensive income (loss) related to discontinued cash flow hedges are amortized into income over the remaining life of the hedging instruments.

   When hedge accounting is discontinued because it is probable that the forecasted transactions will not occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in Net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in Net investment gains (losses). Deferred gains and losses of a derivative recorded in Other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in Net investment gains (losses).

   In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as Net investment gains (losses).

   The Company is also a party to financial instruments in which a derivative is "embedded." For each financial instrument in which a derivative is embedded, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract, and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative, as defined in SFAS 133. If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in Net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in Net investment gains (losses).

  CASH AND CASH EQUIVALENTS

   The Company considers all investments purchased with an original maturity of three months or less to be cash equivalents.

  PROPERTY, EQUIPMENT, LEASEHOLD IMPROVEMENTS AND COMPUTER SOFTWARE

   Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets. The estimated life for company occupied real estate property is generally 40 years. Estimated lives generally range from five to ten years for leasehold improvements and three to five years for all other property and equipment. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $439 million and $396 million at December 31, 2004 and 2003, respectively. Related depreciation and amortization expense was $93 million, $99 million and $77 million for the years ended December 31, 2004, 2003 and 2002, respectively.

   Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as internal and external costs incurred to develop internal-use computer

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. Accumulated amortization of capitalized software was $490 million and $377 million at December 31, 2004 and 2003, respectively. Related amortization expense was $126 million, $143 million and $152 million for the years ended December 31, 2004, 2003 and 2002, respectively.

  DEFERRED POLICY ACQUISITION COSTS

   The costs of acquiring new and renewal insurance business that vary with, and are primarily related to, the production of that business are deferred. Such costs, which consist principally of commissions, agency and policy issue expenses, are amortized with interest over the expected life of the contract for participating traditional life, universal life and investment-type products. Generally, DAC is amortized in proportion to the present value of estimated gross margins or profits from investment, mortality, expense margins and surrender charges. Interest rates used to compute the present value of estimated gross margins and profits are based on rates in effect at the inception or acquisition of the contracts.

   Actual gross margins or profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC. This practice assumes that the expectation for long-term equity investment appreciation is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of DAC. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

   DAC for non-participating traditional life, non-medical health and annuity policies with life contingencies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

   Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

   DAC for property and casualty insurance contracts, which is primarily comprised of commissions and certain underwriting expenses, are deferred and amortized on a pro rata basis over the applicable contract term or reinsurance treaty.

   VOBA, included as part of DAC, represents the present value of estimated future profits to be generated from existing insurance contracts in-force at the date of acquisition and is amortized over the expected policy or contract duration in relation to the estimated gross profits or premiums from such policies and contracts.

  SALES INDUCEMENTS

   The Company has two different types of sales inducements: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit and (ii) the policyholder receives a higher interest rate than the normal general account interest rate credited on money in the enhanced dollar cost averaging program. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  GOODWILL

   The excess of cost over the fair value of net assets acquired ("goodwill") is included in other assets. On January 1, 2002, the Company adopted the provisions of SFAS No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS, ("SFAS 142"). In accordance with SFAS 142, goodwill is not amortized but is tested for impairment at least annually to determine whether a writedown of the cost of the asset is required. Impairments are recognized in operating results when the carrying amount of goodwill exceeds its implied fair value. Prior to the adoption of SFAS 142, goodwill was amortized on a straight-line basis over a period ranging from 10 to 30 years and impairments were recognized in operating results when permanent diminution in value was deemed to have occurred.

   Changes in net goodwill were as follows:

                                            YEARS ENDED DECEMBER 31,
                                            -----------------------
                                            2004     2003     2002
                                            ----     -----   -----
                                            (DOLLARS IN MILLIONS)
                 Balance, beginning of year $218    $ 405    $ 575
                 Acquisitions..............    1        3        7
                 Impairment losses.........   --       --       (2)
                 Disposition and other.....   (2)    (190)    (175)
                                             ----    -----   -----
                 Balance, end of year...... $217    $ 218    $ 405
                                             ====    =====   =====

   Accumulated amortization from goodwill was as follows at:

                                              DECEMBER 31,
                                             ---------------------
                                             2004    2003   2002
                                             ----    ----   ----
                                             (DOLLARS IN MILLIONS)
                    Accumulated amortization $32     $32    $71
                                             ===     ===    ===

  LIABILITY FOR FUTURE POLICY BENEFITS AND POLICYHOLDER ACCOUNT BALANCES

   Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 3% to 9%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts), (ii) the liability for terminal dividends, and (iii) premium deficiency reserves, which are established when the liabilities for future policy benefits plus the present value of expected future gross premiums are insufficient to provide for expected future policy benefits and expenses after DAC is written off. Future policy benefits for non-participating traditional life insurance policies are equal to the aggregate of (i) the present value of future benefit payments and related expenses less the present value of future net premiums and (ii) premium deficiency reserves.

   Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rates for the aggregate future policy benefit liabilities range from 3.3% to 10.0%.

   Participating business represented approximately 12% and 13% of the Company's life insurance in-force, and 87% and 88% of the number of life insurance policies in-force, at December 31, 2004 and 2003, respectively. Participating policies represented approximately 37% and 37%, 40% and 41%, and 40% and 41% of gross and net life insurance premiums for the years ended December 31, 2004, 2003 and 2002, respectively. The percentages indicated are calculated excluding the business of the Reinsurance segment.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments and premium deficiency reserves. Interest rates used in establishing such liabilities range from 3% to 10%.

   Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rates used in establishing such liabilities range from 3% to 7%.

   Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 3% to 8%.

   Liabilities for unpaid claims and claim expenses for property and casualty insurance are included in future policyholder benefits and are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated salvage and subrogation. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

   Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest, ranging from 1% to 12%, less expenses, mortality charges, and withdrawals.

   The Company issues fixed and floating rate obligations under its guaranteed investment contract ("GIC") program. During the years ended December 31, 2004, 2003 and 2002, the Company issued $3,941 million, $4,341 million and $500 million, respectively, in such obligations. There have been no repayments of any of the contracts. Accordingly, the GICs outstanding, which are included in policyholder account balances in the accompanying consolidated balance sheets, were $8,978 and $4,862, respectively, at December 31, 2004 and 2003. Interest credited on the contracts for the years ended December 31, 2004, 2003 and 2002 was $139 million, $56 million and $12 million, respectively.

   The Company establishes liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary and paid up guarantees relating to certain life policies. Annuity guaranteed death benefit liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the liabilities are consistent with those used for amortizing DAC, including the mean reversion assumption. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

   Guaranteed annuitization benefit liabilities are determined by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES assumptions used for calculating such guaranteed annuitization benefit liabilities are consistent with those used for calculating the guaranteed death benefit liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates a percentage of the potential annuitizations that may be elected by the contractholder.

   Liabilities for universal and variable life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary and paid up guarantee liabilities are consistent with those used for amortizing DAC. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

  RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS

   Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

   Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

   Deposits related to universal life and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recognized in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

   Premiums related to property and casualty contracts are recognized as revenue on a pro rata basis over the applicable contract term.

  OTHER REVENUES

   Other revenues include advisory fees, broker/dealer commissions and fees, and administrative service fees. Such fees and commissions are recognized in the period in which services are performed. Other revenues also include changes in account value relating to corporate-owned life insurance ("COLI"). Under certain COLI contracts, if the Company reports certain unlikely adverse results in its consolidated financial statements, withdrawals would not be immediately available and would be subject to market value adjustment, which could result in a reduction of the account value.

  POLICYHOLDER DIVIDENDS

   Policyholder dividends are approved annually by the insurance subsidiaries' boards of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by the insurance subsidiaries.

  INCOME TAXES

   The Company joins with the Holding Company and its includable affiliates in filing a consolidated Federal income tax return. The consolidating companies have executed a tax allocation agreement. Under the agreement, current Federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments (receive reimbursement) to the Holding Company to the extent that their income (losses and other credits) contributes to (reduces) the consolidated federal tax expense. The consolidating companies are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return. The Company files state income tax returns on an individual corporate basis.

   The Company applies the concepts of Statement of Financial Accounting Standards ("SFAS") No. 109, Accounting for Income Taxes, which establishes deferred tax assets and liabilities based upon the difference between the financial statement and tax bases of assets and liabilities using the enacted tax rates in effect for the year in which the differences are expected to reverse. SFAS No. 109 allows recognition of deferred tax assets if future realization of the tax benefit is more likely than not, with a valuation allowance for the portion that is not likely to be realized.

  REINSURANCE

   The Company has reinsured certain of its life insurance and property and casualty insurance contracts with other insurance companies under various agreements. Amounts due from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits. DAC is reduced by amounts recovered under reinsurance contracts. Amounts received from reinsurers for policy administration are reported in other revenues.

   The Company assumes and retrocedes financial reinsurance contracts, which represent low mortality risk reinsurance treaties. These contracts are reported as deposits and are included in other assets. The amount of revenue reported on these contracts represents fees and the cost of insurance under the terms of the reinsurance agreement and is reported in other revenues.

  SEPARATE ACCOUNTS

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Effective with the adoption of Statement of Position 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS ("SOP 03-1"), on January 1, 2004, the Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES the same line in the consolidated statements of income. In connection with the adoption of SOP 03-1, separate account assets with a fair value of $1.7 billion were reclassified to general account investments with a corresponding transfer of separate account liabilities to future policy benefits and policyholder account balances. See "--Application of Recent Accounting Pronouncements."

   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  STOCK-BASED COMPENSATION

   Effective January 1, 2003, MetLife, Inc. and the Company account for stock-based compensation plans using the prospective fair value accounting method prescribed by SFAS No. 123, ACCOUNTING FOR STOCK-BASED COMPENSATION ("SFAS 123"), as amended by SFAS No. 148, ACCOUNTING FOR STOCK-BASED COMPENSATION--TRANSITION AND DISCLOSURE ("SFAS 148"). The fair value method requires compensation cost to be measured based on the fair value of the equity instrument at the grant or award date. MetLife, Inc. allocates 100% of stock option expense to the Company.

   Stock-based compensation grants prior to January 1, 2003 are accounted for using the intrinsic value method prescribed by Accounting Principles Board Opinion ("APB") No. 25, ACCOUNTING FOR STOCK ISSUED TO EMPLOYEES ("APB 25").
Note 12 includes the pro forma disclosures required by SFAS No. 123, as amended. The intrinsic value method represents the quoted market price or fair value of the equity award at the measurement date less the amount, if any, the employee is required to pay.

   Stock-based compensation is accrued over the vesting period of the grant or award.

  FOREIGN CURRENCY

   Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The local currencies of foreign operations are the functional currencies unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported in earnings in the respective financial statement lines to which they relate.

  DISCONTINUED OPERATIONS

   The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

APPLICATION OF RECENT ACCOUNTING PRONOUNCEMENTS

   In December 2004, the Financial Accounting Standards Board ("FASB") issued Staff Position Paper ("FSP") 109-2, ACCOUNTING AND DISCLOSURE GUIDANCE FOR THE FOREIGN EARNINGS REPATRIATION PROVISION WITHIN THE

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

AMERICAN JOBS CREATION ACT OF 2004 ("AJCA"). The AJCA introduced a one-time dividend received deduction on the repatriation of certain earnings to a U.S. taxpayer. FSP 109-2 provides companies additional time beyond the financial reporting period of enactment to evaluate the effects of the AJCA on their plans to repatriate foreign earnings for purposes of applying SFAS 109, ACCOUNTING FOR INCOME TAXES. The Company has completed its evaluation of the repatriation provision and determined that there will not be any impact on the Company's tax provision and deferred tax assets and liabilities.

   In December 2004, the FASB issued SFAS No. 153, EXCHANGE OF NONMONETARY ASSETS, AN AMENDMENT OF APB OPINION NO. 29 ("SFAS 153"). SFAS 153 amends prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaces it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 are effective for nonmonetary asset exchanges occurring in fiscal periods beginning after June 15, 2005 and shall be applied prospectively. SFAS 153 is not expected to have a material impact on the Company's consolidated financial statements at the date of adoption.

   In December 2004, FASB revised SFAS 123 to Share-Based Payment ("SFAS 123(r)"). SFAS 123(r) provides additional guidance on determining whether certain financial instruments awarded in share-based payment transactions are liabilities. SFAS 123(r) also requires that the cost of all share-based transactions be recorded in the financial statements. The revised pronouncement must be adopted by the Company by July 1, 2005. As all stock options currently accounted for under APB 25 will vest prior to the effective date, implementation of SFAS 123(r) will not have a significant impact on the Company's consolidated financial statements.

   Effective January 1, 2003, the Company adopted SFAS 148, which provides guidance on how to apply the fair value method of accounting for share-based payments. As permitted under SFAS 148, the Company elected to use the prospective method of accounting for stock options granted subsequent to December 31, 2002. Options granted prior to January 1, 2003 will continue to be accounted for under the intrinsic value method until the adoption of SFAS 123(r), and the pro forma impact of accounting for these options at fair value will continue to be disclosed in the consolidated financial statements until the last of those options vest in 2005. See Note 12.

   In March 2004, the Emerging Issues Task Force ("EITF") reached further consensus on Issue No. 03-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. An EITF 03-1 consensus reached in November 2003 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The Company has complied with the disclosure requirements of EITF 03-1, which were effective December 31, 2003. The accounting guidance of EITF 03-1 relating to the recognition of investment impairment which was to be effective in the third quarter of 2004 has been delayed pending the development of additional guidance. The Company is actively monitoring the deliberations relating to this issue at the FASB and currently is unable to determine the ultimate impact EITF 03-1 will have on its consolidated financial statements.

   In March 2004, the EITF reached consensus on Issue No. 03-16, ACCOUNTING FOR INVESTMENTS IN LIMITED LIABILITY COMPANIES ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's consolidated financial statements.

   Effective January 1, 2004, the Company adopted SOP 03-1, as interpreted by Technical Practices Aids issued by the American Institute of Certified Public Accountants. SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. In June 2004, the FASB released FSP No. 97-1, SITUATIONS IN WHICH PARAGRAPHS 17(B) AND 20 OF FASB STATEMENT NO. 97, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION CONTRACTS AND FOR REALIZED GAINS AND LOSSES FROM THE SALE OF INVESTMENTS, PERMIT OR REQUIRE ACCRUAL OF AN UNEARNED REVENUE LIABILITY ("FSP 97-1") which included clarification that unearned revenue liabilities should be considered in determining the necessary insurance benefit liability required under SOP 03-1. Since the Company had considered unearned revenue in determining its SOP 03-1 benefit liabilities, FSP 97-1 did not impact its consolidated financial statements. As a result of the adoption of SOP 03-1, effective January 1, 2004, the Company decreased the liability for future policyholder benefits for changes in the methodology relating to various guaranteed death and annuitization benefits and for determining liabilities for certain universal life insurance contracts by $8 million, which has been reported as a cumulative effect of a change in accounting. This amount is net of corresponding changes in DAC, including VOBA and unearned revenue liability ("offsets") under certain variable annuity and life contracts and income taxes. Certain other contracts sold by the Company provide for a return through periodic crediting rates, surrender adjustments or termination adjustments based on the total return of a contractually referenced pool of assets owned by the Company. To the extent that such contracts are not accounted for as derivatives under the provisions of SFAS 133 and not already credited to the contract account balance, under SOP 03-1 the change relating to the fair value of the referenced pool of assets is recorded as a liability with the change in the liability recorded as policyholder benefits and claims. Prior to the adoption of SOP 03-1, the Company recorded the change in such liability as other comprehensive income. At adoption, this change decreased net income and increased other comprehensive income by $33 million, net of income taxes, which were recorded as cumulative effects of a change in accounting. Effective with the adoption of SOP 03-1, costs associated with enhanced or bonus crediting rates to contractholders must be deferred and amortized over the life of the related contract using assumptions consistent with the amortization of DAC. Since the Company followed a similar approach prior to adoption of SOP 03-1, the provisions of SOP 03-1 relating to sales inducements had no significant impact on the Company's consolidated financial statements. At adoption, the Company reclassified $116 million of ownership in its own separate accounts from other assets to fixed maturities, equity securities and cash and cash equivalents. This reclassification had no significant impact on net income or other comprehensive income at adoption. In accordance with SOP 03-1's guidance for the reporting of certain separate accounts, at adoption, the Company also reclassified $1.7 billion of separate account assets to general account investments and $1.7 billion of separate account liabilities to future policy benefits and policyholder account balances. This reclassification decreased net income and increased other comprehensive income by $27 million, net of income taxes, which were reported as cumulative effects of a change in accounting. The application of SOP 03-1 decreased the Company's 2004 net income by $36 million, including the cumulative effect of adoption of a decrease in net income of $52 million as described above.

   In December 2003, FASB revised SFAS No. 132, EMPLOYERS' DISCLOSURES ABOUT PENSIONS AND OTHER POSTRETIREMENT BENEFITS--AN AMENDMENT OF FASB STATEMENTS NO. 87, 88 AND 106 ("SFAS 132(r)"). SFAS 132(r) retains most of the disclosure requirements of SFAS 132 and requires additional disclosure about assets, obligations, cash flows and net periodic benefit cost of defined benefit pension plans and other postretirement plans. SFAS 132(r) was primarily effective for fiscal years ending after December 15, 2003; however, certain disclosures about foreign plans and estimated future benefit payments were effective for fiscal years ending after June 15, 2004. The Company's adoption of SFAS 132(r) on December 31, 2003 did not have a significant impact on its consolidated financial statements since it only revised disclosure requirements.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   In May 2004, the FASB issued FASB Staff Position ("FSP") No. 106-2, ACCOUNTING AND DISCLOSURE REQUIREMENTS RELATED TO THE MEDICARE PRESCRIPTION DRUG, IMPROVEMENT AND MODERNIZATION ACT OF 2003 ("FSP 106-2"), which provides accounting guidance to a sponsor of a postretirement health care plan that provides prescription drug benefits. The Company expects to receive subsidies on prescription drug benefits beginning in 2006 under the Medicare Prescription Drug, Improvement and Modernization Act of 2003 based on the Company's determination that the prescription drug benefits offered under certain postretirement plans are actuarially equivalent to the benefits offered under Medicare Part D. FSP 106-2 was effective for interim periods beginning after June 15, 2004 and provides for either retroactive application to the date of enactment of the legislation or prospective application from the date of adoption of FSP 106-2. Effective July 1, 2004, the Company adopted FSP 106-2 prospectively and the postretirement benefit plan assets and accumulated benefit obligation were remeasured to determine the effect of the expected subsidies on net periodic postretirement benefit cost. As a result, the accumulated postretirement benefit obligation and net periodic postretirement benefit cost was reduced by $201 million and $16 million for 2004, respectively.

   Effective October 1, 2003, the Company adopted Statement 133 Implementation Issue No. B36, EMBEDDED DERIVATIVES: MODIFIED COINSURANCE ARRANGEMENTS AND DEBT INSTRUMENTS THAT INCORPORATE CREDIT RISK EXPOSURES THAT ARE UNRELATED OR ONLY PARTIALLY RELATED TO THE CREDITWORTHINESS OF THE OBLIGOR UNDER THOSE INSTRUMENTS ("Issue B36"). Issue B36 concluded that (i) a company's funds withheld payable and/or receivable under certain reinsurance arrangements, and
(ii) a debt instrument that incorporates credit risk exposures that are unrelated or only partially related to the creditworthiness of the obligor include an embedded derivative feature that is not clearly and closely related to the host contract. Therefore, the embedded derivative feature is measured at fair value on the balance sheet and changes in fair value are reported in income. The Company's application of Issue B36 increased (decreased) net income by $4 million and ($12) million, net of amortization of DAC and income taxes, for 2004 and 2003, respectively. The 2003 impact includes a decrease in net income of $26 million relating to the cumulative effect of a change in accounting from the adoption of the new guidance.

   Effective July 1, 2003, the Company adopted SFAS No. 149, AMENDMENT OF STATEMENT 133 ON DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("SFAS 149"). SFAS 149 amended and clarified the accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. Except for certain previously issued and effective guidance, SFAS 149 was effective for contracts entered into or modified after June 30, 2003. The Company's adoption of SFAS 149 did not have a significant impact on its consolidated financial statements.

   During 2003, the Company adopted FASB Interpretation ("FIN") No. 46, CONSOLIDATION OF VARIABLE INTEREST ENTITIES--AN INTERPRETATION OF ARB NO. 51 ("FIN 46"), and its December 2003 revision ("FIN 46(r)"). Certain of the Company's investments in real estate joint ventures and other limited partnership interests meet the definition of a VIE and have been consolidated, in accordance with the transition rules and effective dates, because the Company is deemed to be the primary beneficiary. A VIE is defined as (i) any entity in which the equity investments at risk in such entity do not have the characteristics of a controlling financial interest, or (ii) any entity that does not have sufficient equity at risk to finance its activities without additional subordinated support from other parties. Effective February 1, 2003, the Company adopted FIN 46 for VIEs created or acquired on or after February 1, 2003 and, effective December 31, 2003, the Company adopted FIN 46(r) with respect to interests in entities formerly considered special purpose entities ("SPEs"), including interests in asset-backed securities and collateralized debt obligations. The adoption of FIN 46 as of February 1, 2003 did not have a significant impact on the Company's consolidated financial statements. The adoption of the provisions of FIN 46(r) at December 31, 2003 did not require the Company to consolidate any additional VIEs that were not previously consolidated. In accordance with the provisions of FIN 46(r), the Company elected to defer until March 31, 2004 the consolidation of interests in VIEs for non-SPEs acquired prior to February 1, 2003 for which

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES it is the primary beneficiary. As of March 31, 2004, the Company consolidated assets and liabilities relating to real estate joint ventures of $78 million and $11 million, respectively, and assets and liabilities relating to other limited partnerships of $29 million and less than $1 million, respectively, for VIEs for which the Company was deemed to be the primary beneficiary. There was no impact to net income from the adoption of FIN 46.

   Effective January 1, 2003, the Company adopted FIN No. 45, GUARANTOR'S ACCOUNTING AND DISCLOSURE REQUIREMENTS FOR GUARANTEES, INCLUDING INDIRECT GUARANTEES OF INDEBTEDNESS OF OTHERS ("FIN 45"). FIN 45 requires entities to establish liabilities for certain types of guarantees and expands financial statement disclosures for others. The initial recognition and initial measurement provisions of FIN 45 were applicable on a prospective basis to guarantees issued or modified after December 31, 2002. The adoption of FIN 45 did not have a significant impact on the Company's consolidated financial statements. See Note 10.

   Effective January 1, 2003, the Company adopted SFAS No. 146, ACCOUNTING FOR COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES ("SFAS 146"). SFAS 146 requires that a liability for a cost associated with an exit or disposal activity be recorded and measured initially at fair value only when the liability is incurred rather than at the date of an entity's commitment to an exit plan as required by EITF Issue No. 94-3, LIABILITY RECOGNITION FOR CERTAIN EMPLOYEE TERMINATION BENEFITS AND OTHER COSTS TO EXIT AN ACTIVITY INCLUDING CERTAIN COSTS INCURRED IN A RESTRUCTURING ("EITF 94-3"). The Company's activities subject to this guidance in 2004 and 2003 were not significant.

   Effective January 1, 2003, the Company adopted SFAS No. 145, RESCISSION OF FASB STATEMENTS NO. 4, 44, AND 64, AMENDMENT OF FASB STATEMENT NO. 13, AND TECHNICAL CORRECTIONS ("SFAS 145"). In addition to amending or rescinding other existing authoritative pronouncements to make various technical corrections, clarify meanings, or describe their applicability under changed conditions, SFAS 145 generally precludes companies from recording gains and losses from the extinguishment of debt as an extraordinary item. SFAS 145 also requires sale-leaseback treatment for certain modifications of a capital lease that result in the lease being classified as an operating lease. The adoption of SFAS 145 did not have a significant impact on the Company's consolidated financial statements.

   Effective January 1, 2002, the Company adopted SFAS No. 144, ACCOUNTING FOR THE IMPAIRMENT OR DISPOSAL OF LONG-LIVED ASSETS ("SFAS 144"). SFAS 144 provides a single model for accounting for long-lived assets to be disposed of by superseding SFAS No. 121, ACCOUNTING FOR THE IMPAIRMENT OF LONG-LIVED ASSETS AND FOR LONG-LIVED ASSETS TO BE DISPOSED OF ("SFAS 121"), and the accounting and reporting provisions of APB Opinion No. 30, REPORTING THE RESULTS OF OPERATIONS--REPORTING THE EFFECTS OF DISPOSAL OF A SEGMENT OF A BUSINESS, AND EXTRAORDINARY, UNUSUAL AND INFREQUENTLY OCCURRING EVENTS AND TRANSACTIONS ("APB 30"). Under SFAS 144, discontinued operations are measured at the lower of carrying value or fair value less costs to sell, rather than on a net realizable value basis. Future operating losses relating to discontinued operations also are no longer recognized before they occur. SFAS 144: (i) broadens the definition of a discontinued operation to include a component of an entity (rather than a segment of a business); (ii) requires long-lived assets to be disposed of other than by sale to be considered held and used until disposed; and (iii) retains the basic provisions of (a) APB 30 regarding the presentation of discontinued operations in the statements of income, (b) SFAS 121 relating to recognition and measurement of impaired long-lived assets (other than goodwill), and (c) SFAS 121 relating to the measurement of long-lived assets classified as held-for-sale. Adoption of SFAS 144 did not have a material impact on the Company's consolidated financial statements other than the presentation as discontinued operations of net investment income and net investment gains related to operations of real estate on which the Company initiated disposition activities subsequent to January 1, 2002 and the classification of such real estate as held-for-sale on the consolidated balance sheets.

   Effective January 1, 2002, the Company adopted SFAS No. 142. SFAS 142 eliminates the systematic amortization and establishes criteria for measuring the impairment of goodwill and certain other intangible assets

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES by reporting unit. There was no impairment of identified intangibles or significant reclassifications between goodwill and other intangible assets at January 1, 2002. Amortization of other intangible assets was not material for the years ended December 31, 2004, 2003 and 2002.

2.  INVESTMENTS

FIXED MATURITIES AND EQUITY SECURITIES

   Fixed maturities and equity securities at December 31, 2004 were as follows:

                                                                    GROSS
                                                        COST OR  UNREALIZED
                                                       AMORTIZED ----------- ESTIMATED
                                                         COST     GAIN  LOSS FAIR VALUE
                                                       --------- ------ ---- ----------
                                                            (DOLLARS IN MILLIONS)
Fixed Maturities:
   Bonds:
       U.S. treasury/agency securities................ $ 14,938  $1,271 $ 19  $ 16,190
       State and political subdivision securities.....      340      16    1       355
       U.S. corporate securities......................   51,398   3,561  144    54,815
       Foreign government securities..................    4,666     767   12     5,421
       Foreign corporate securities...................   21,545   2,381   65    23,861
       Residential mortgage-backed securities.........   28,155     573   52    28,676
       Commercial mortgage-backed securities..........   10,395     408   30    10,773
       Asset-backed securities........................    9,282     115   29     9,368
       Other fixed maturity securities................      519      46   33       532
                                                       --------  ------ ----  --------
          Total bonds.................................  141,238   9,138  385   149,991
   Redeemable preferred stocks........................      274      --   19       255
                                                       --------  ------ ----  --------
          Total fixed maturities...................... $141,512  $9,138 $404  $150,246
                                                       ========  ====== ====  ========
   Equity Securities:
       Common stocks.................................. $  1,329  $  238 $  5  $  1,562
       Nonredeemable preferred stocks.................      317      24   --       341
                                                       --------  ------ ----  --------
          Total equity securities..................... $  1,646  $  262 $  5  $  1,903
                                                       ========  ====== ====  ========

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Fixed maturities and equity securities at December 31, 2003 were as follows:

                                                                    GROSS
                                                        COST OR  UNREALIZED
                                                       AMORTIZED ----------- ESTIMATED
                                                         COST     GAIN  LOSS FAIR VALUE
                                                       --------- ------ ---- ----------
                                                            (DOLLARS IN MILLIONS)
Fixed Maturities:
   Bonds:
       U.S. treasury/agency securities................ $ 13,249  $1,208 $ 23  $ 14,434
       State and political subdivision securities.....      282      11    8       285
       U.S. corporate securities......................   49,466   3,486  228    52,724
       Foreign government securities..................    4,847     752   20     5,579
       Foreign corporate securities...................   18,680   2,005   70    20,615
       Residential mortgage-backed securities.........   28,049     687   81    28,655
       Commercial mortgage-backed securities..........    9,080     480   15     9,545
       Asset-backed securities........................   10,414     169   54    10,529
       Other fixed maturity securities................      232     138   62       308
                                                       --------  ------ ----  --------
          Total bonds.................................  134,299   8,936  561   142,674
   Redeemable preferred stocks........................      545       2   73       474
                                                       --------  ------ ----  --------
          Total fixed maturities...................... $134,844  $8,938 $634  $143,148
                                                       ========  ====== ====  ========
   Equity Securities:
       Common stocks.................................. $    506  $  323 $  1  $    828
       Nonredeemable preferred stocks.................      379      25   --       404
                                                       --------  ------ ----  --------
          Total equity securities..................... $    885  $  348 $  1  $  1,232
                                                       ========  ====== ====  ========

   The Company held foreign currency derivatives with notional amounts of $4,642 million and $3,472 million to hedge the exchange rate risk associated with foreign bonds and loans at December 31, 2004 and 2003, respectively.

   Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

   The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $11,216 million and $11,814 million at December 31, 2004 and 2003, respectively. These securities had a net unrealized gain of $877 million and $839 million at December 31, 2004 and 2003, respectively. Non-income producing fixed maturities were $84 million and $357 million at December 31, 2004 and 2003, respectively.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The cost or amortized cost and estimated fair value of bonds at December 31, 2004, by contractual maturity date (excluding scheduled sinking funds), are shown below:

                                                        COST OR
                                                       AMORTIZED  ESTIMATED
                                                         COST     FAIR VALUE
                                                       ---------  ----------
                                                       (DOLLARS IN MILLIONS)
     Due in one year or less.......................... $  5,491    $  5,578
     Due after one year through five years............   24,326      25,491
     Due after five years through ten years...........   28,853      31,053
     Due after ten years..............................   34,736      39,052
                                                       --------    --------
        Subtotal......................................   93,406     101,174
     Mortgage-backed and other asset-backed securities   47,832      48,817
                                                       --------    --------
        Subtotal......................................  141,238     149,991
     Redeemable preferred stock.......................      274         255
                                                       --------    --------
        Total fixed maturities........................ $141,512    $150,246
                                                       ========    ========

   Bonds not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

   Sales or disposals of fixed maturities and equity securities classified as available-for-sale were as follows:

                                        YEARS ENDED DECEMBER 31,
                                       -------------------------
                                         2004     2003     2002
                                       -------  -------  -------
                                         (DOLLARS IN MILLIONS)
               Proceeds............... $53,643  $48,390  $34,918
               Gross investment gains. $   792  $   446  $ 1,683
               Gross investment losses $  (468) $  (452) $  (973)

   Gross investment losses above exclude writedowns recorded during 2004, 2003 and 2002 for other-than-temporarily impaired available-for-sale fixed maturities and equity securities of $93 million, $328 million and $1,342 million, respectively.

   The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment or are attributable to declines in fair value occurring in the period of disposition.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The following table shows the estimated fair values and gross unrealized losses of the Company's fixed maturities (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at December 31, 2004 and 2003:

                                                                  DECEMBER 31, 2004
                                            --------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                            LESS THAN 12 MONTHS     THAN 12 MONTHS           TOTAL
                                            -------------------- -------------------- --------------------
                                            ESTIMATED   GROSS    ESTIMATED   GROSS    ESTIMATED   GROSS
                                              FAIR    UNREALIZED   FAIR    UNREALIZED   FAIR    UNREALIZED
                                              VALUE      LOSS      VALUE      LOSS      VALUE      LOSS
                                            --------- ---------- --------- ---------- --------- ----------
                                                                (DOLLARS IN MILLIONS)
U.S. treasury/agency securities............  $ 4,399     $ 19     $    1      $ --     $ 4,400     $ 19
States and political subdivision securities       37       --         14         1          51        1
U.S. corporate securities..................    8,122       97      1,081        47       9,203      144
Foreign government securities..............      493        8         39         4         532       12
Foreign corporate securities...............    3,234       52        413        13       3,647       65
Residential mortgage-backed securities.....    7,257       49        215         3       7,472       52
Commercial mortgage-backed securities......    3,137       27        136         3       3,273       30
Asset-backed securities....................    3,424       22        203         7       3,627       29
Other fixed maturity securities............       37       33         12        --          49       33
                                             -------     ----     ------      ----     -------     ----
   Total bonds.............................   30,140      307      2,114        78      32,254      385
Redeemable preferred stocks................      255       19         --        --         255       19
                                             -------     ----     ------      ----     -------     ----
   Total fixed maturities..................  $30,395     $326     $2,114      $ 78     $32,509     $404
                                             =======     ====     ======      ====     =======     ====
Equity Securities..........................  $    78     $  5     $    4      $ --     $    82     $  5
                                             =======     ====     ======      ====     =======     ====
Total number of securities in an unrealized
  loss position............................    2,866                 244                 3,110
                                             =======              ======               =======

                                                                  DECEMBER 31, 2003
                                            --------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                            LESS THAN 12 MONTHS     THAN 12 MONTHS           TOTAL
                                            -------------------- -------------------- --------------------
                                            ESTIMATED   GROSS    ESTIMATED   GROSS    ESTIMATED   GROSS
                                              FAIR    UNREALIZED   FAIR    UNREALIZED   FAIR    UNREALIZED
                                              VALUE      LOSS      VALUE      LOSS      VALUE      LOSS
                                            --------- ---------- --------- ---------- --------- ----------
                                                                (DOLLARS IN MILLIONS)
U.S. treasury/agency securities............  $ 3,526     $ 23     $   --      $ --     $ 3,526     $ 23
States and political subdivision securities      131        8         --        --         131        8
U.S. corporate securities..................    6,338      136        962        92       7,300      228
Foreign government securities..............      225       20          2        --         227       20
Foreign corporate securities...............    2,446       57        331        13       2,777       70
Residential mortgage-backed securities.....    7,133       78         18         3       7,151       81
Commercial mortgage-backed securities......    1,998       13        227         2       2,225       15
Asset-backed securities....................    2,295       29        780        25       3,075       54
Other fixed maturity securities............       12       52         40        10          52       62
                                             -------     ----     ------      ----     -------     ----
   Total bonds.............................   24,104      416      2,360       145      26,464      561
Redeemable preferred stocks................      192       60        279        13         471       73
                                             -------     ----     ------      ----     -------     ----
   Total fixed maturities..................  $24,296     $476     $2,639      $158     $26,935     $634
                                             =======     ====     ======      ====     =======     ====
Equity Securities..........................  $    18     $  1     $   21      $ --     $    39     $  1
                                             =======     ====     ======      ====     =======     ====

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

SECURITIES LENDING PROGRAM

   The Company participates in a securities lending program whereby blocks of securities, which are included in investments, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $23,325 million and $22,290 million and an estimated fair value of $24,625 million and $23,461 million were on loan under the program at December 31, 2004 and 2003, respectively. The Company was liable for cash collateral under its control of $25,230 million and $24,065 million at December 31, 2004 and 2003, respectively. Security collateral on deposit from customers may not be sold or repledged and is not reflected in the consolidated financial statements.

ASSETS ON DEPOSIT AND HELD IN TRUST

   The Company had investment assets on deposit with regulatory agencies with a fair market value of $1,315 million and $1,286 million at December 31, 2004 and 2003, respectively. Company securities held in trust to satisfy collateral requirements had an amortized cost of $1,880 million and $1,711 million at December 31, 2004 and 2003, respectively.

MORTGAGE AND OTHER LOANS

   Mortgage and other loans were categorized as follows:

                                                DECEMBER 31,
                                       ------------------------------
                                            2004            2003
                                       --------------  --------------
                                       AMOUNT  PERCENT AMOUNT  PERCENT
                                       ------- ------- ------- -------
                                            (DOLLARS IN MILLIONS)
          Commercial mortgage loans... $25,432    80%  $21,597    81%
          Agricultural mortgage loans.   5,654    18     5,166    19
          Other loans.................     639     2        --    --
                                       -------   ---   -------   ---
             Total....................  31,725   100%   26,763   100%
                                                 ===             ===
          Less: Valuation allowances..     154             126
                                       -------         -------
             Mortgage and other loans. $31,571         $26,637
                                       =======         =======

   Mortgage loans are collateralized by properties primarily located throughout the United States. At December 31, 2004, approximately 19%, 11% and 7% of the properties were located in California, New York and Florida, respectively. Generally, the Company (as the lender) requires that a minimum of one-fourth of the purchase price of the underlying real estate be paid by the borrower.

   Mortgage loans at December 31, 2004 and 2003 include $1,480 million and $1,998 million, respectively to MTL, a related party, in connection with Metropolitan Insurance and Annuity Company's ("MIAC") purchase of real estate from the Company in 2001 and 2003. MIAC was merged into MTL in 2004. In addition, certain of the Company's real estate joint ventures have mortgage loans with the Company. The carrying values of such mortgages were $641 million and $639 million at December 31, 2004 and 2003, respectively.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Changes in loan valuation allowances for mortgage and other loans were as follows:

                                             YEARS ENDED DECEMBER 31,
                                             -----------------------
                                             2004     2003    2002
                                             ----     ----    ----
                                             (DOLLARS IN MILLIONS)
                  Balance, beginning of year $126     $122    $144
                  Additions.................   56       50      39
                  Deductions................  (28)     (46)    (56)
                  Acquisitions of affiliates   --       --      (5)
                                              ----     ----    ----
                  Balance, end of year...... $154     $126    $122
                                              ====     ====    ====

   A portion of the Company's mortgage and other loans was impaired and consisted of the following:

                                                              DECEMBER 31,
                                                              ------------------
                                                              2004         2003
                                                              ----         ----
                                                              (DOLLARS IN MILLIONS)
         Impaired mortgage loans with valuation allowances... $178         $286
         Impaired mortgage loans without valuation allowances  115          146
                                                                ----         ----
            Total............................................  293          432
         Less: Valuation allowances on impaired loans........   40           61
                                                                ----         ----
            Impaired loans................................... $253         $371
                                                                ====         ====

   The average investment in impaired loans was $376 million, $615 million and $1,068 million for the years ended December 31, 2004, 2003 and 2002, respectively. Interest income on impaired loans was $25 million, $55 million and $88 million for the years ended December 31, 2004, 2003 and 2002, respectively.

   The investment in restructured loans was $121 million and $188 million at December 31, 2004 and 2003, respectively. Interest income of $9 million, $19 million and $44 million was recognized on restructured loans for the years ended December 31, 2004, 2003 and 2002, respectively. Gross interest income that would have been recorded in accordance with the original terms of such loans amounted to $11 million, $24 million and $41 million for the years ended December 31, 2004, 2003 and 2002, respectively.

   Mortgage and other loans with scheduled payments of 60 days (90 days for agricultural mortgages) or more past due or in foreclosure had an amortized cost of $35 million at both December 31, 2004 and 2003, respectively.

REAL ESTATE AND REAL ESTATE JOINT VENTURES

   Real estate and real estate joint ventures consisted of the following:

                                                                 DECEMBER 31,
                                                                --------------------
                                                                 2004       2003
                                                                 ------     ------
                                                                (DOLLARS IN MILLIONS)
 Real estate and real estate joint ventures held-for-investment $3,193     $2,786
 Impairments...................................................   (124)      (132)
                                                                 ------     ------
    Total......................................................  3,069      2,654
                                                                 ------     ------
 Real estate held-for-sale.....................................    262        635
 Impairments...................................................     (6)      (151)
 Valuation allowance...........................................     (4)       (12)
                                                                 ------     ------
    Total......................................................    252        472
                                                                 ------     ------
        Real estate and real estate joint ventures............. $3,321     $3,126
                                                                 ======     ======

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Accumulated depreciation on real estate was $1,222 million and $1,226 million at December 31, 2004 and 2003, respectively. Related depreciation expense was $116 million, $124 million and $180 million for the years ended December 31, 2004, 2003 and 2002, respectively. These amounts include $14 million, $34 million and $83 million of depreciation expense related to discontinued operations for the years ended December 31, 2004, 2003 and 2002, respectively.

   Real estate and real estate joint ventures were categorized as follows:

                                       DECEMBER 31,
                               ----------------------------
                                    2004           2003
                               -------------  -------------
                               AMOUNT PERCENT AMOUNT PERCENT
                               ------ ------- ------ -------
                                   (DOLLARS IN MILLIONS)
                   Office..... $1,800    55%  $1,597    51%
                   Retail.....    556    17      660    21
                   Apartments.    514    15      496    16
                   Land.......     47     1       77     2
                   Agriculture      1    --        1    --
                   Other......    403    12      295    10
                               ------   ---   ------   ---
                      Total... $3,321   100%  $3,126   100%
                               ======   ===   ======   ===

   The Company's real estate holdings are primarily located throughout the United States. At December 31, 2004, approximately 27%, 24% and 14% of the Company's real estate holdings were located in California, Texas and New York, respectively.

   Changes in real estate and real estate joint ventures held-for-sale valuation allowance were as follows:

                                             YEARS ENDED DECEMBER 31,
                                             -----------------------
                                             2004     2003    2002
                                             ----     ----    ----
                                             (DOLLARS IN MILLIONS)
                  Balance, beginning of year $ 12     $ 11    $ 35
                  Additions.................   13       17      21
                  Deductions................  (21)     (16)    (45)
                                              ----     ----    ----
                  Balance, end of year...... $  4     $ 12    $ 11
                                              ====     ====    ====

   Investment income related to impaired real estate and real estate joint ventures held-for-investment was $15 million, $34 million and $49 million for the years ended December 31, 2004, 2003 and 2002, respectively. Investment income (expense) related to impaired real estate and real estate joint ventures held-for-sale was ($1) million, $1 million, and $2 million for the years ended December 31, 2004, 2003 and 2002, respectively. The carrying value of non-income producing real estate and real estate joint ventures was $38 million and $67 million at December 31, 2004 and 2003, respectively.

   The Company owned real estate acquired in satisfaction of debt of $1 million at both December 31, 2004 and 2003, respectively.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

LEVERAGED LEASES

   Leveraged leases, included in other invested assets, consisted of the following:

                                              DECEMBER 31,
                                             --------------------
                                              2004       2003
                                              ------     ------
                                             (DOLLARS IN MILLIONS)
                   Investment............... $1,059     $  974
                   Estimated residual values    480        386
                                              ------     ------
                      Total.................  1,539      1,360
                   Unearned income..........   (424)      (380)
                                              ------     ------
                      Leveraged leases...... $1,115     $  980
                                              ======     ======

   The investment amounts set forth above are generally due in monthly installments. The payment periods generally range from one to 15 years, but in certain circumstances are as long as 30 years. These receivables are generally collateralized by the related property. The Company's deferred income tax liability related to leveraged leases was $757 million and $870 million at December 31, 2004 and 2003, respectively.

FUNDS WITHHELD AT INTEREST

   Included in other invested assets at December 31, 2004 and 2003, were funds withheld at interest of $2,788 million and $2,890 million, respectively.

NET INVESTMENT INCOME

   The components of net investment income were as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                     -----------------------
                                                      2004     2003    2002
                                                     -------  ------- -------
                                                      (DOLLARS IN MILLIONS)
   Fixed maturities................................. $ 8,071  $ 7,757 $ 7,844
   Equity securities................................      65       26      42
   Mortgage and other loans.........................   1,840    1,811   1,840
   Real estate and real estate joint ventures.......     579      528     600
   Policy loans.....................................     492      510     512
   Other limited partnership interests..............     324       80      58
   Cash, cash equivalents and short-term investments      64       83     228
   Other............................................     249      251     230
                                                     -------  ------- -------
      Total.........................................  11,684   11,046  11,354
   Less: Investment expenses........................     879      767     801
                                                     -------  ------- -------
      Net investment income......................... $10,805  $10,279 $10,553
                                                     =======  ======= =======

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

NET INVESTMENT GAINS (LOSSES)

   Net investment gains (losses) were as follows:

                                                   YEARS ENDED DECEMBER 31,
                                                   -----------------------
                                                    2004     2003    2002
                                                    -----   -----   -----
                                                   (DOLLARS IN MILLIONS)
        Fixed maturities.......................... $  81    $(373)  $(862)
        Equity securities.........................   150       39     230
        Mortgage and other loans..................   (54)     (51)    (21)
        Real estate and real estate joint ventures    12       20      (6)
        Other limited partnership interests.......    53      (84)     (2)
        Sales of businesses.......................    --        5      (7)
        Derivatives...............................  (232)    (122)   (140)
        Other.....................................   279        9     (24)
                                                    -----   -----   -----
           Total net investment gains (losses).... $ 289    $(557)  $(832)
                                                    =====   =====   =====

NET UNREALIZED INVESTMENT GAINS

   The components of net unrealized investment gains, included in accumulated other comprehensive income, were as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                     -------------------------
                                                       2004     2003     2002
                                                     -------  -------  -------
                                                       (DOLLARS IN MILLIONS)
Fixed maturities.................................... $ 8,571  $ 8,094  $ 6,701
Equity securities...................................     270      353       56
Derivatives.........................................    (494)    (395)     (24)
Other invested assets...............................     (69)     (55)       1
                                                     -------  -------  -------
   Total............................................   8,278    7,997    6,734
                                                     -------  -------  -------
Amounts allocated from:
   Future policy benefit loss recognition...........  (1,953)  (1,453)  (1,242)
   Deferred policy acquisition costs................    (407)    (495)    (366)
   Participating contracts..........................      --     (117)    (129)
   Policyholder dividend obligation.................  (2,119)  (2,130)  (1,882)
                                                     -------  -------  -------
   Total............................................  (4,479)  (4,195)  (3,619)
                                                     -------  -------  -------
Deferred income taxes...............................  (1,391)  (1,397)  (1,124)
                                                     -------  -------  -------
   Total............................................  (5,870)  (5,592)  (4,743)
                                                     -------  -------  -------
       Net unrealized investment gains (losses)..... $ 2,408  $ 2,405  $ 1,991
                                                     =======  =======  =======

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The changes in net unrealized investment gains were as follows:

                                                                      YEARS ENDED DECEMBER 31,
                                                                      -----------------------
                                                                       2004    2003     2002
                                                                      ------  ------  -------
                                                                       (DOLLARS IN MILLIONS)
Balance, beginning of year........................................... $2,405  $1,991  $ 1,799
Unrealized investment gains (losses) during the year.................    281     994    2,803
Unrealized investment gains (losses) relating to:
   Future policy benefit gains (losses) recognition..................   (500)   (211)  (1,212)
   Deferred policy acquisition costs.................................     88    (129)    (204)
   Participating contracts...........................................    117      12       (2)
   Policyholder dividend obligation..................................     11    (248)  (1,174)
Deferred income taxes................................................      6    (179)     (72)
Unrealized investment gains (losses) of subsidiaries at date of sale,
  net of deferred income taxes.......................................     --     175       53
                                                                      ------  ------  -------
Balance, end of year................................................. $2,408  $2,405  $ 1,991
                                                                      ------  ------  -------
Net change in unrealized investment gains (losses)................... $    3  $  414  $   192
                                                                      ======  ======  =======

STRUCTURED INVESTMENT TRANSACTIONS

   The Company securitizes high yield debt securities, investment grade bonds and structured finance securities. The Company has sponsored four securitizations with a total of approximately $1,341 million and $1,431 million in financial assets as of December 31, 2004 and 2003, respectively. The Company's beneficial interests in these SPEs as of December 31, 2004 and 2003 and the related investment income for the years ended December 31, 2004, 2003 and 2002 were insignificant.

   The Company invests in structured notes and similar type instruments, which generally provide equity-based returns on debt securities. The carrying value of such investments was approximately $636 million and $849 million at December 31, 2004 and 2003, respectively. The related net investment income recognized was $44 million and $78 million for the years ended December 31, 2004 and 2003, respectively. For the year ended December 31, 2002, there was insignificant related income.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

VARIABLE INTEREST ENTITIES

   As discussed in Note 1, the Company has adopted the provisions of FIN 46 and FIN 46(r). The adoption of FIN 46(r) required the Company to consolidate certain VIEs for which it is the primary beneficiary. The following table presents the total assets of and maximum exposure to loss relating to VIEs for which the Company has concluded that (i) it is the primary beneficiary and which are consolidated in the Company's consolidated financial statements at December 31, 2004, and (ii) it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                     DECEMBER 31, 2004
                                  -------------------------------------------------------
                                      PRIMARY BENEFICIARY       NOT PRIMARY BENEFICIARY
                                  --------------------------- ---------------------------
                                    TOTAL    MAXIMUM EXPOSURE   TOTAL    MAXIMUM EXPOSURE
                                  ASSETS (1)   TO LOSS (2)    ASSETS (1)   TO LOSS (2)
                                  ---------- ---------------- ---------- ----------------
                                                   (DOLLARS IN MILLIONS)
Asset-backed securitizations and
  collateralized debt obligations    $ --          $ --         $1,418         $  3
Real estate joint ventures (3)...      15            13            132           --
Other limited partnerships (4)...     245           188            900          146
Other structured investments (5).      --            --            856          103
                                     ----          ----         ------         ----
   Total.........................    $260          $201         $3,306         $252
                                     ====          ====         ======         ====

--------
(1)The assets of the asset-backed securitizations and collateralized debt obligations are reflected at fair value at December 31, 2004. The assets of the real estate joint ventures, other limited partnerships and other structured investments are reflected at the carrying amounts at which such assets would have been reflected on the Company's balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.
(2)The maximum exposure to loss of the asset-backed securitizations and collateralized debt obligations is equal to the carrying amounts of retained interests. In addition, the Company provides collateral management services for certain of these structures for which it collects a management fee. The maximum exposure to loss relating to real estate joint ventures, other limited partnerships and other structured investments is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners.
(3)Real estate joint ventures include partnerships and other ventures, which engage in the acquisition, development, management and disposal of real estate investments.
(4)Other limited partnerships include partnerships established for the purpose of investing in real estate funds, public and private debt and equity securities, as well as limited partnerships established for the purpose of investing in low-income housing that qualifies for federal tax credits.
(5)Other structured investments include an offering of a collateralized fund of funds based on the securitization of a pool of private equity funds.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

3.  DERIVATIVE FINANCIAL INSTRUMENTS

TYPES OF DERIVATIVE INSTRUMENTS

   The following table provides a summary of the notional amounts and fair value of derivative financial instruments held at:

                               DECEMBER 31, 2004           DECEMBER 31, 2003
                          --------------------------- ---------------------------
                                     CURRENT MARKET              CURRENT MARKET
                                     OR FAIR VALUE               OR FAIR VALUE
                          NOTIONAL ------------------ NOTIONAL ------------------
                           AMOUNT  ASSETS LIABILITIES  AMOUNT  ASSETS LIABILITIES
                          -------- ------ ----------- -------- ------ -----------
                                           (DOLLARS IN MILLIONS)
Interest rate swaps...... $12,215   $276    $   19    $ 9,921   $189     $ 36
Interest rate floors.....   2,065     24        --        325      5       --
Interest rate caps.......   7,045     12        --      9,195     29       --
Financial futures........     417     --         5      1,015      8       24
Foreign currency swaps...   7,457    149     1,274      4,679      9      791
Foreign currency forwards     888     --        57        528     --       10
Options..................     263      8         7      6,065      7       --
Financial forwards.......     326     --        --      1,310      2        3
Credit default swaps.....   1,879     10         5        605      2        1
Synthetic GICs...........   5,869     --        --      5,177     --       --
Other....................     450      1         1         --     --       --
                          -------   ----    ------    -------   ----     ----
   Total................. $38,874   $480    $1,368    $38,820   $251     $865
                          =======   ====    ======    =======   ====     ====

   The following table provides a summary of the notional amounts of derivative financial instruments by maturity at December 31, 2004:

                                                     REMAINING LIFE
                          ---------------------------------------------------------------------
                          ONE YEAR   AFTER ONE YEAR   AFTER FIVE YEARS
                          OR LESS  THROUGH FIVE YEARS THROUGH TEN YEARS AFTER TEN YEARS  TOTAL
                          -------- ------------------ ----------------- --------------- -------
                                                  (DOLLARS IN MILLIONS)
Interest rate swaps......  $1,878       $ 6,427            $ 2,051          $1,859      $12,215
Interest rate floors.....      --            --              2,065              --        2,065
Interest rate caps.......   2,025         5,020                 --              --        7,045
Financial futures........     417            --                 --              --          417
Foreign currency swaps...     268         3,405              3,110             674        7,457
Foreign currency forwards     888            --                 --              --          888
Options..................       6            --                256               1          263
Financial forwards.......     326            --                 --              --          326
Credit default swaps.....     301         1,204                374              --        1,879
Synthetic GICs...........   1,000         1,000              3,869              --        5,869
Other....................     450            --                 --              --          450
                           ------       -------            -------          ------      -------
   Total.................  $7,559       $17,056            $11,725          $2,534      $38,874
                           ======       =======            =======          ======      =======

   Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Interest rate caps and floors are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively.

   In exchange-traded Treasury and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of Treasury and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchanges.

   Exchange-traded Treasury futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury performance. The value of Treasury futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

   Foreign currency derivatives, including foreign currency swaps and foreign currency forwards, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. The Company also uses foreign currency forwards to hedge the foreign currency risk associated with certain of its net investments in foreign operations.

   In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

   In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

   Swaptions are used by the Company primarily to sell, or monetize, embedded call options in its fixed rate liabilities. A swaption is an option to enter into a swap with an effective date equal to the exercise date of the embedded call and a maturity date equal to the maturity date of the underlying liability. The Company receives a premium for entering into the swaption.

   Equity options are used by the Company primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

   The Company enters into financial forwards, primarily "to-be-announced" ("TBA") securities, to gain exposure to the investment risk and return of securities not yet available. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date.

   Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Credit default swaps are also used in replication synthetic asset transactions ("RSATs") to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. RSATs are a combination of a derivative and usually a U.S. Treasury or Agency security. RSATs that involve the use of credit default swaps are included in such classification in the preceding table.

   Total rate of return swaps ("TRRs") are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and LIBOR, calculated by reference to an agreed notional principal amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. TRRs can be used as hedges or RSATs and are included in the other classification in the preceding table.

   A synthetic GIC is a contract that simulates the performance of a traditional GIC through the use of financial instruments. Under a synthetic GIC, the policyholder owns the underlying assets. The Company guarantees a rate return on those assets for a premium.

HEDGING

   The table below provides a summary of the notional amount and fair value of derivatives by type of hedge designation at:

                           DECEMBER 31, 2004           DECEMBER 31, 2003
                      --------------------------- ---------------------------
                                   FAIR VALUE                  FAIR VALUE
                      NOTIONAL ------------------ NOTIONAL ------------------
                       AMOUNT  ASSETS LIABILITIES  AMOUNT  ASSETS LIABILITIES
                      -------- ------ ----------- -------- ------ -----------
                                       (DOLLARS IN MILLIONS)
   Fair value........ $ 4,850   $173    $  233    $ 3,678   $ 27     $291
   Cash flow.........   8,057     40       664     12,968     54      422
   Foreign operations     535     --        47        527     --       10
   Non-qualifying....  25,432    267       424     21,647    170      142
                      -------   ----    ------    -------   ----     ----
      Total.......... $38,874   $480    $1,368    $38,820   $251     $865
                      =======   ====    ======    =======   ====     ====

   The following table provides the settlement payments recorded in income for the:

                                                           YEAR ENDED DECEMBER 31,
                                                           ----------------------
                                                            2004    2003    2002
                                                            -----   ----    ----
                                                           (DOLLARS IN MILLIONS)
    Qualifying hedges:
       Net investment income.............................. $(144)   $(61)   $(4)
       Interest credited to policyholder account balances.    45      --     --
    Non-qualifiying hedges:
       Net investment gains (losses)......................    51      84     32
                                                            -----    ----   ---
           Total.......................................... $ (48)   $ 23    $28
                                                            =====    ====   ===

FAIR VALUE HEDGES

   The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities; and (iii) treasury futures to hedge against changes in value of fixed rate securities.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The Company recognized Net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                         -----------------------
                                                          2004     2003    2002
                                                          -----    -----   ----
                                                         (DOLLARS IN MILLIONS)
    Changes in the fair value of derivatives............ $ 196    $(184)   $(30)
    Changes in the fair value of items hedged...........  (152)     158      34
                                                          -----    -----   ----
    Net ineffectiveness of fair value hedging activities $  44    $ (26)   $  4
                                                          =====    =====   ====

   All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

CASH FLOW HEDGES

   The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities; (iv) treasury futures to hedge against changes in value of securities to be acquired; (v) treasury futures to hedge against changes in interest rates on liabilities to be issued; and (vi) financial forwards to gain exposure to the investment risk and return of securities not yet available.

   For the years ended December 31, 2004, 2003 and 2002, the Company recognized Net investment gains (losses) of ($5) million, ($69) million, and ($3) million, respectively, which represented the ineffective portion of all cash flow hedges. All components of each derivative's gains or loss were included in the assessment of hedge ineffectiveness. There were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments.

   Presented below is a roll forward of the components of other comprehensive income (loss), before income taxes, related to cash flow hedges:

                                                                       YEAR ENDED DECEMBER 31,
                                                                       ----------------------
                                                                        2004    2003    2002
                                                                       -----   -----   -----
                                                                       (DOLLARS IN MILLIONS)
Other comprehensive income (loss) balance at the beginning of the year $(385)  $ (24)  $  71
Gains (losses) deferred in other comprehensive income (loss) on the
  effective portion of cash flow hedges...............................   (57)   (355)   (142)
Amounts reclassified to net investment income.........................     2       2      57
Amortization of transition adjustment.................................    (7)     (8)    (10)
                                                                       -----   -----   -----
Other comprehensive income (losses) balance at the end of the year.... $(447)  $(385)  $ (24)
                                                                       =====   =====   =====

   At December 31, 2004, approximately $34 million of the deferred net gains on derivatives accumulated in Other comprehensive income (loss) are expected to be reclassified to earnings during the year ending December 31, 2005.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

HEDGES OF NET INVESTMENTS IN FOREIGN OPERATIONS

   The Company uses forward exchange contracts to hedge portions of its net investment in foreign operations against adverse movements in exchange rates. The Company measures ineffectiveness based upon the change in forward rates. There was no ineffectiveness recorded in 2004, 2003, or 2002. For the years ended December 31, 2004 and 2003, the Company recorded net unrealized foreign currency losses of $47 million and $10 million, respectively, in other comprehensive income (loss) related to hedges of its net investments in foreign operations. For the year ended December 31, 2004, the Company recorded a foreign currency translation loss of $10 million, in Other comprehensive income
(loss) related to the disposal of certain hedges of net investments in foreign operations. There were no disposals of such hedges for the year ended December 31, 2003.

NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

   The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased caps and floors, and Treasury futures to minimize its exposure to interest rate volatility; (ii) foreign currency forwards and swaps to minimize its exposure to adverse movements in exchange rates; (iii) swaptions to sell embedded call options in fixed rate liabilities;
(iv) credit default swaps to minimize its exposure to adverse movements in credit; (v) equity futures and equity options to economically hedge liabilities embedded in certain variable annuity products; (vi) synthetic GICs to synthetically create traditional GICs; and (vii) RSATs and TRRs to synthetically create investments.

   For the years ended December 31, 2004, 2003 and 2002, the Company recognized as Net investment gains (losses) changes in fair value of ($163) million, ($118) million and ($172) million, respectively, related to derivatives that do not qualify as hedge accounting.

EMBEDDED DERIVATIVES

   The Company has certain embedded derivatives which are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed rate of return contracts, and modified coinsurance contracts. The fair value of the Company's embedded derivative assets was $43 million at both December 31, 2004 and 2003. The fair value of the Company's embedded derivative liabilities was $26 million and $33 million at December 31, 2004 and 2003, respectively. The amount recorded to Net investment gains (losses) during the years ended December 31, 2004 and 2003 were gains of $34 million and $19 million, respectively. There were no amounts recorded to Net investment gains (losses) during the year ended December 31, 2002 related to embedded derivatives.

CREDIT RISK

   The Company may be exposed to credit related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date. Because exchange traded futures and options are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit related losses in the event of nonperformance by counterparties to such derivative financial instruments.

   The Company manages its credit risk by entering into derivative transactions with creditworthy counterparties. In addition, the Company enters into over-the-counter derivatives pursuant to master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Likewise, the Company effects exchange traded futures and options through regulated exchanges and these positions are marked to market and margined on a daily basis.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

4.  INSURANCE

DEFERRED POLICY ACQUISITION COSTS

   Information regarding VOBA and DAC for the years ended December 31, 2002, 2003 and 2004 is as follows:

                                                        DEFERRED
                                              VALUE OF   POLICY
                                              BUSINESS ACQUISITION
                                              ACQUIRED    COSTS     TOTAL
                                              -------- ----------- -------
                                                  (DOLLARS IN MILLIONS)
     Balance at January 1, 2002..............  $1,502    $ 8,969   $10,471
     Capitalizations.........................      --      2,227     2,227
                                               ------    -------   -------
            Total............................   1,502     11,196    12,698
     Amortization related to:
        Net investment gains (losses)........      16         (5)       11
        Unrealized investment gains (losses).      31        173       204
        Other expenses.......................     121      1,380     1,501
                                               ------    -------   -------
            Total amortization...............     168      1,548     1,716
     Dispositions and other..................    (463)      (853)   (1,316)
                                               ------    -------   -------
     Balance at December 31, 2002............     871      8,795     9,666
     Capitalizations.........................      --      1,982     1,982
     Acquisitions............................      --        218       218
                                               ------    -------   -------
            Total............................     871     10,995    11,866
     Amortization related to:
        Net investment gains (losses)........      (5)       (21)      (26)
        Unrealized investment gains (losses).      (9)       138       129
        Other expenses.......................      49      1,332     1,381
                                               ------    -------   -------
            Total amortization...............      35      1,449     1,484
     Dispositions and other..................      --       (150)     (150)
                                               ------    -------   -------
     Balance at December 31, 2003............     836      9,396    10,232
     Capitalizations.........................      --      1,817     1,817
                                               ------    -------   -------
            Total............................     836     11,213    12,049
     Amortization related to:
        Net investment gains (losses)........       1          5         6
        Unrealized investment gains (losses).     (76)       (12)      (88)
        Other expenses.......................      81      1,055     1,136
                                               ------    -------   -------
            Total amortization...............       6      1,048     1,054
     Dispositions and other..................     (23)        99        76
                                               ------    -------   -------
     Balance at December 31, 2004............  $  807    $10,264   $11,071
                                               ======    =======   =======

   The estimated future amortization expense allocated to other expenses for VOBA is $73 million in 2005, $68 million in 2006, $65 million in 2007, $63 million in 2008 and $63 million in 2009.

   Amortization of VOBA and DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization, (ii) unrealized investment gains and losses to provide information

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES regarding the amount that would have been amortized if such gains and losses had been recognized, and (iii) other expenses to provide amounts related to the gross margins or profits originating from transactions other than investment gains and losses.

SALES INDUCEMENTS

   Changes in deferred sales inducements are as follows:

                                              SALES INDUCEMENTS
                                            ---------------------
                                            (DOLLARS IN MILLIONS)
               Balance at January 1, 2004..          $52
               Capitalization..............           29
               Amortization................           (6)
                                                     ---
               Balance at December 31, 2004          $75
                                                     ===

LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

   The following table provides an analysis of the activity in the liability for unpaid claims and claim expenses relating to property and casualty group accident and non-medical health policies and contracts:

                                             YEARS ENDED DECEMBER 31,
                                            -------------------------
                                              2004     2003     2002
                                            -------  -------  -------
                                              (DOLLARS IN MILLIONS)
          Balance at January 1............. $ 3,560  $ 4,821  $ 4,597
             Reinsurance recoverables......    (284)    (496)    (457)
                                            -------  -------  -------
          Net balance at January 1.........   3,276    4,325    4,140
                                            -------  -------  -------
          Incurred related to:
             Current year..................   2,491    3,816    4,219
             Prior years...................      (9)      28      (81)
                                            -------  -------  -------
                                              2,482    3,844    4,138
                                            -------  -------  -------
          Paid related to:
             Current year..................  (1,519)  (2,153)  (2,559)
             Prior years...................    (679)  (1,290)  (1,332)
                                            -------  -------  -------
                                             (2,198)  (3,443)  (3,891)
                                            -------  -------  -------
          Dispositions.....................      --   (1,450)     (62)
          Net Balance at December 31.......   3,560    3,276    4,325
             Add: Reinsurance recoverables.     287      284      496
                                            -------  -------  -------
          Balance at December 31........... $ 3,847  $ 3,560  $ 4,821
                                            =======  =======  =======

GUARANTEES

   The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits") and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

("anniversary contract value" or "minimum return"). The Company also issues annuity contracts that apply a lower rate of funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize ("two tier annuities"). These guarantees include benefits that are payable in the event of death or at annuitization.

   The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee or a guaranteed paid up benefit.

   The Company had the following types of guarantees relating to annuity and universal and variable life contracts at:

                                                      DECEMBER 31, 2004
   ANNUITY CONTRACTS                            --------------------------
                                                    IN THE          AT
                                                EVENT OF DEATH ANNUITIZATION
                                                -------------- -------------
                                                    (DOLLARS IN MILLIONS)
   RETURN OF NET DEPOSITS
      Separate account value...................   $   2,039            N/A
      Net amount at risk.......................   $      11(1)         N/A
      Average attained age of contractholders..    58 years            N/A
   ANNIVERSARY CONTRACT VALUE OR MINIMUM RETURN
      Separate account value...................   $  29,834      $   2,659
      Net amount at risk.......................   $     735(1)   $       7(2)
      Average attained age of contractholders..    61 years       56 years
   TWO TIER ANNUITIES
      General account value....................         N/A      $     301
      Net amount at risk.......................         N/A      $      36(3)
      Average attained age of contractholders..         N/A       58 years

                                                      DECEMBER 31, 2004
   UNIVERSAL AND VARIABLE LIFE CONTRACTS        --------------------------
                                                  SECONDARY       PAID UP
                                                  GUARANTEES    GUARANTEES
                                                -------------- -------------
                                                    (DOLLARS IN MILLIONS)
   Account value (general and separate account)   $   4,715      $   1,659
   Net amount at risk..........................   $  94,163(1)   $  16,830(1)
   Average attained age of policyholders.......    45 years       51 years

--------
(1)The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.
(2)The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.
(3)The net amount at risk for two tier annuities is based on the excess of the upper tier, adjusted for a profit margin, less the lower tier.

   The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts are as follows:

                                                          UNIVERSAL AND VARIABLE
                                  ANNUITY CONTRACTS          LIFE CONTRACTS
                             ---------------------------  ---------------------
                                             GUARANTEED
                               GUARANTEED   ANNUITIZATION SECONDARY    PAID UP
                             DEATH BENEFITS   BENEFITS    GUARANTEES  GUARANTEES TOTAL
                             -------------- ------------- ----------  ---------- -----
                                              (DOLLARS IN MILLIONS)
Balance at January 1, 2004..      $ 8            $16         $ 6         $ 6     $ 36
Incurred guaranteed benefits        4             (9)          4           1       --
Paid guaranteed benefits....       (6)            --          (4)         --      (10)
                                  ---            ---         ---         ---     ----
Balance at December 31, 2004      $ 6            $ 7         $ 6         $ 7     $ 26
                                  ===            ===         ===         ===     ====

   Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows at:

                                          DECEMBER 31, 2004
                                        ---------------------
                                        (DOLLARS IN MILLIONS)
                  Mutual Fund Groupings
                     Equity............        $18,873
                     Bond..............          2,270
                     Balanced..........            886
                     Money Market......            212
                     Specialty.........             79
                                               -------
                         Total.........        $22,320
                                               =======

SEPARATE ACCOUNTS

   Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $53,382 million and $47,198 million at December 31, 2004 and 2003, respectively, for which the policyholder assumes all investment risk, and separate accounts with a minimum return or account value for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $15,125 million and $16,463 million at December 31, 2004 and 2003, respectively. The latter category consisted primarily of Met Managed Guaranteed Interest Contracts and participating close-out contracts. The average interest rates credited on these contracts were 4.7% and 4.5% at December 31, 2004 and 2003, respectively.

   Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $518 million, $451 million and $461 million for the years ended December 31, 2004, 2003 and 2002, respectively.

   At December 31, 2004, fixed maturities, equity securities, and cash and cash equivalents reported on the consolidated balance sheet include $27 million, $20 million and $1 million, respectively, of the Company's proportional interest in separate accounts.

   For the year ended December 31, 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

5.  REINSURANCE

   The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and to provide additional capacity for future growth. The Company currently reinsures up to 90% of the mortality risk for all new individual life insurance policies that it writes through its various franchises. This practice was initiated by different franchises for different products starting at various points in time between 1992 and 2000. The Company retains up to $25 million on single life policies and $30 million on survivorship policies and reinsures 100% of amounts in excess of the Company's retention limits. The Company reinsures a portion of the mortality risk on its universal life policies. The Company reinsures its business through a diversified group of reinsurers. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks of specific characteristics. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

   In addition to reinsuring mortality risk, the Company reinsures other risks and specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which are an inherent risk of the property and casualty business and could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of loss and quota share reinsurance arrangements to limit its maximum loss, provide greater diversification of risk and minimize exposure to larger risks.

   The Company has also protected itself through the purchase of combination risk coverage. This reinsurance coverage pools risks from several lines of business and includes individual and group life claims in excess of $2 million per policy, as well as excess property and casualty losses for 2003 and 2002, among others. The Company also reinsures with affiliates certain guarantees in connection with benefit features offered under some of its individual variable annuities.

   In the Reinsurance Segment, Reinsurance Group of America, Incorporated ("RGA"), retains a maximum of $6 million of coverage per individual life with respect to its assumed reinsurance business.

   See Note 10 for information regarding certain excess of loss reinsurance agreements providing coverage for risks associated primarily with sales practices claims.

   The amounts in the consolidated statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

                                                             YEARS ENDED DECEMBER 31,
                                                            -------------------------
                                                              2004     2003     2002
                                                            -------  -------  -------
                                                              (DOLLARS IN MILLIONS)
Direct premiums............................................ $15,419  $16,843  $17,859
Reinsurance assumed........................................   4,334    3,568    2,948
Reinsurance ceded..........................................  (2,241)  (2,260)  (2,346)
                                                            -------  -------  -------
Net premiums............................................... $17,512  $18,151  $18,461
                                                            =======  =======  =======
Reinsurance recoveries netted against policyholder benefits $ 1,821  $ 2,175  $ 2,478
                                                            =======  =======  =======

   Reinsurance recoverables, included in premiums and other receivables, were $3,597 million and $3,692 million at December 31, 2004 and 2003, respectively, including $1,302 million and $1,341 million, respectively, relating to reinsurance of long-term guaranteed interest contracts and structured settlement lump sum contracts accounted for as a financing transaction. Reinsurance and ceded commissions payables, included in other liabilities, were $68 million and $102 million at December 31, 2004 and 2003, respectively.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Included in Premiums and other receivables are reinsurance due from Exeter Reassurance Company, Limited, a related party, of $493 million and $507 million at December 31, 2004 and 2003, respectively.

   Included in future policy benefits, other policyholder funds and policyholder account balances are reinsurance liabilities assumed from MTL, MetLife Investors Group, Inc., First MetLife Investor's Insurance Company, MetLife Investor's Insurance Company, and Cova Corporation related parties, of $796 million, $2,505 million, and $243 million, respectively, at December 31, 2004. Included in future policy benefits, other policyholder funds and policyholder account balances are reinsurance liabilities assumed from MIAC, Cova Corporation, and MetLife International Holdings, Inc., related parties of $790 million, $1,807 million, and $190 million, respectively, at December 31, 2003.

6.  CLOSED BLOCK

   On April 7, 2000 (the "date of demutualization"), Metropolitan Life established a closed block for the benefit of holders of certain individual life insurance policies of Metropolitan Life. Assets have been allocated to the closed block in an amount that has been determined to produce cash flows which, together with anticipated revenues from the policies included in the closed block, are reasonably expected to be sufficient to support obligations and liabilities relating to these policies, including, but not limited to, provisions for the payment of claims and certain expenses and taxes, and to provide for the continuation of policyholder dividend scales in effect for 1999, if the experience underlying such dividend scales continues, and for appropriate adjustments in such scales if the experience changes. At least annually, the Company compares actual and projected experience against the experience assumed in the then-current dividend scales. Dividend scales are adjusted periodically to give effect to changes in experience.

   The closed block assets, the cash flows generated by the closed block assets and the anticipated revenues from the policies in the closed block will benefit only the holders of the policies in the closed block. To the extent that, over time, cash flows from the assets allocated to the closed block and claims and other experience related to the closed block are, in the aggregate, more or less favorable than what was assumed when the closed block was established, total dividends paid to closed block policyholders in the future may be greater than or less than the total dividends that would have been paid to these policyholders if the policyholder dividend scales in effect for 1999 had been continued. Any cash flows in excess of amounts assumed will be available for distribution over time to closed block policyholders and will not be available to stockholders. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside of the closed block. The closed block will continue in effect as long as any policy in the closed block remains in-force. The expected life of the closed block is over 100 years.

   The Company uses the same accounting principles to account for the participating policies included in the closed block as it used prior to the date of demutualization. However, the Company establishes a policyholder dividend obligation for earnings that will be paid to policyholders as additional dividends as described below. The excess of closed block liabilities over closed block assets at the effective date of the demutualization (adjusted to eliminate the impact of related amounts in accumulated other comprehensive income) represents the estimated maximum future earnings from the closed block expected to result from operations attributed to the closed block after income taxes. Earnings of the closed block are recognized in income over the period the policies and contracts in the closed block remain in-force. Management believes that over time the actual cumulative earnings of the closed block will approximately equal the expected cumulative earnings due to the effect of dividend changes. If, over the period the closed block remains in existence, the actual cumulative earnings of the closed block is greater than the expected cumulative earnings of the closed block, the Company will pay the excess of the actual cumulative earnings of the closed block over the expected cumulative earnings

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES to closed block policyholders as additional policyholder dividends unless offset by future unfavorable experience of the closed block and, accordingly, will recognize only the expected cumulative earnings in income with the excess recorded as a policyholder dividend obligation. If over such period, the actual cumulative earnings of the closed block is less than the expected cumulative earnings of the closed block, the Company will recognize only the actual earnings in income. However, the Company may change policyholder dividend scales in the future, which would be intended to increase future actual earnings until the actual cumulative earnings equal the expected cumulative earnings.

   Closed block liabilities and assets designated to the closed block are as follows:

                                                                         YEARS ENDED DECEMBER 31,
                                                                         -----------------------
                                                                           2004         2003
                                                                           -------     -------
                                                                         (DOLLARS IN MILLIONS)
CLOSED BLOCK LIABILITIES
Future policy benefits.................................................. $42,348      $41,928
Other policyholder funds................................................     258          260
Policyholder dividends payable..........................................     690          682
Policyholder dividend obligation........................................   2,243        2,130
Payables under securities loaned transactions...........................   4,287        6,418
Other liabilities.......................................................     199          180
                                                                           -------     -------
       Total closed block liabilities...................................  50,025       51,598
                                                                           -------     -------
ASSETS DESIGNATED TO THE CLOSED BLOCK
Investments:
   Fixed maturities available-for-sale, at fair value
     (amortized cost: $27,757 and $30,381, respectively)................  29,766       32,348
   Equity securities, at fair value (cost: $898 and $217, respectively).     979          250
   Mortgage loans on real estate........................................   8,165        7,431
   Policy loans.........................................................   4,067        4,036
   Short-term investments...............................................     101          123
   Other invested assets................................................     221          108
                                                                           -------     -------
       Total investments................................................  43,299       44,296
Cash and cash equivalents...............................................     325          531
Accrued investment income...............................................     511          527
Deferred income taxes...................................................   1,002        1,043
Premiums and other receivables..........................................     103          164
                                                                           -------     -------
       Total assets designated to the closed block......................  45,240       46,561
                                                                           -------     -------
Excess of closed block liabilities over assets designated to the closed
  block.................................................................   4,785        5,037
                                                                           -------     -------
Amounts included in accumulated other comprehensive loss:
   Net unrealized investment gains, net of deferred
     income tax of $752 and $730, respectively..........................   1,338        1,270
   Unrealized derivative gains (losses), net of deferred income
     tax benefit of ($31) and ($28), respectively.......................     (55)         (48)
   Allocated from policyholder dividend obligation, net of
     deferred income tax benefit of ($763) and ($778), respectively.....  (1,356)      (1,352)
                                                                           -------     -------
                                                                             (73)        (130)
                                                                           -------     -------
Maximum future earnings to be recognized from closed
  block assets and liabilities.......................................... $ 4,712      $ 4,907
                                                                           =======     =======

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Information regarding the policyholder dividend obligation is as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                               2004     2003    2002
                                                              ------   ------  ------
                                                              (DOLLARS IN MILLIONS)
Balance at beginning of year................................. $2,130   $1,882  $  708
Impact on revenues, net of expenses and income taxes.........    124       --      --
Change in unrealized investment and derivative gains (losses)    (11)     248   1,174
                                                              ------   ------  ------
Balance at end of year....................................... $2,243   $2,130  $1,882
                                                              ======   ======  ======

   Closed block revenues and expenses were as follows:

                                                   YEARS ENDED DECEMBER 31,
                                                   ----------------------
                                                    2004      2003    2002
                                                   ------    ------  ------
                                                   (DOLLARS IN MILLIONS)
      REVENUES
      Premiums.................................... $3,156    $3,365  $3,551
      Net investment income and other revenues....  2,504     2,554   2,568
      Net investment gains (losses)...............    (19)     (128)     11
                                                   ------    ------  ------
         Total revenues...........................  5,641     5,791   6,130
                                                   ------    ------  ------
      EXPENSES
      Policyholder benefits and claims............  3,480     3,660   3,770
      Policyholder dividends......................  1,458     1,509   1,573
      Change in policyholder dividend obligation..    124        --      --
      Other expenses..............................    275       297     310
                                                   ------    ------  ------
         Total expenses...........................  5,337     5,466   5,653
                                                   ------    ------  ------
      Revenues net of expenses before income taxes    304       325     477
      Income taxes................................    109       118     173
                                                   ------    ------  ------
      Revenues net of expenses and income taxes... $  195    $  207  $  304
                                                   ======    ======  ======

   The change in maximum future earnings of the closed block is as follows:

                                             YEARS ENDED DECEMBER 31,
                                             ----------------------
                                              2004     2003    2002
                                             ------   ------  ------
                                              (DOLLARS IN MILLIONS)
            Balance at end of year.......... $4,712   $4,907  $5,114
            Less:
               Reallocation of assets.......     --       --      85
               Balance at beginning of year.  4,907    5,114   5,333
                                             ------   ------  ------
            Change during year.............. $ (195)  $ (207) $ (304)
                                             ======   ======  ======

   During the year ended December 31, 2002, the allocation of assets to the closed block was revised to appropriately classify assets in accordance with the plan of demutualization. The reallocation of assets had no impact on consolidated assets or liabilities.

   Metropolitan Life charges the closed block with federal income taxes, state and local premium taxes, and other additive state or local taxes, as well as investment management expenses relating to the closed block as provided in the plan of demutualization. Metropolitan Life also charges the closed block for expenses of maintaining the policies included in the closed block.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

7.  DEBT

   Debt consisted of the following:

                                                                                  DECEMBER 31,
                                                                                  ---------------------
                                                                                   2004       2003
                                                                                    ------     ------
                                                                                  (DOLLARS IN MILLIONS)
Surplus notes, interest rates ranging from 7.00% to 7.88%, maturity dates ranging
  from 2005 to 2025.............................................................. $  946     $  940
Capital notes, interest rates of 7.13%, maturity dates ranging from
  2032 to 2033...................................................................    500        500
Senior notes, interest rates ranging from 6.75% to 7.25%, maturity dates ranging
  from 2006 to 2011..............................................................    300        299
Fixed rate notes, interest rates ranging from 2.99% to 6.38%, maturity dates
  ranging from 2005 to 2006......................................................    106        103
Capital lease obligations........................................................     65         74
Other notes with varying interest rates..........................................    133        139
                                                                                    ------     ------
Total long-term debt.............................................................  2,050      2,055
Total short-term debt............................................................  1,445      3,536
                                                                                    ------     ------
   Total......................................................................... $3,495     $5,591
                                                                                    ======     ======

   The Company maintains committed and unsecured credit facilities aggregating $2.7 billion ($1.06 billion expiring in 2005, $175 million expiring in 2006 and $1.5 billion expiring in 2009). If these facilities were drawn upon, they would bear interest at varying rates in accordance with the respective agreements. The facilities can be used for general corporate purposes and $2.5 billion of the facilities also serve as back-up lines of credit for the Company's commercial paper programs. At December 31, 2004, the Company had drawn approximately $56 million under the facilities expiring in 2005 at interest rates ranging from 5.44% to 6.38% and approximately another $50 million under the facility expiring in 2006 at an interest rate of 2.99%. In April 2003, the Company replaced an expiring $1 billion five-year credit facility with a $1 billion 364-day credit facility and the Holding Company was added as a borrower. In May 2003, the Company replaced an expiring $140 million three-year credit facility with a $175 million three-year credit facility, which expires in 2006. In April 2004, the Company replaced the $2.25 billion credit facilities expiring in 2004 and 2005, with a $1.0 billion 364-day credit facility expiring in 2005 and a $1.5 billion five-year credit facility expiring in 2009.

   At December 31, 2004, the Company had $569 million in outstanding letters of credit from various banks.

   Payments of interest and principal on the surplus notes, subordinated to all other indebtedness, may be made only with the prior approval of the insurance department of the state of domicile.

   The aggregate maturities of long-term debt for the Company are $430 million in 2005, $160 million in 2006, $11 million in 2007, $24 million in 2008, $14 million in 2009 and $1,411 million thereafter.

   Short-term debt of the Company consisted of commercial paper with a weighted average interest rate of 2.3% and a weighted average maturity of 27 days at December 31, 2004. Short-term debt of the Company consisted of commercial paper with a weighted average interest rate of 1.1% and a weighted average maturity of 33 days at December 31, 2003. The Company has no other collateralized borrowings at December 31, 2004. Such securities had a weighted average coupon rate of 5.07% and a weighted average maturity of 30 days at December 31, 2003.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Interest expense related to the Company's indebtedness included in other expenses was $201 million, $265 million and $208 million for the years ended December 31, 2004, 2003 and 2002, respectively.

8. SHARES SUBJECT TO MANDATORY REDEMPTION AND COMPANY-OBLIGATED MANDATORILY REDEEMABLE SECURITIES OF SUBSIDIARY TRUSTS

   GENAMERICA CAPITAL I. In June 1997, GenAmerica Corporation ("GenAmerica") issued $125 million of 8.525% capital securities through a wholly-owned subsidiary trust, GenAmerica Capital I. GenAmerica has fully and unconditionally guaranteed, on a subordinated basis, the obligation of the trust under the capital securities and is obligated to mandatorily redeem the securities on June 30, 2027. GenAmerica may prepay the securities any time after June 30, 2007. Capital securities outstanding were $119 million, net of unamortized discounts of $6 million, at both December 31, 2004 and 2003. Interest expense on these instruments is included in other expenses and was $11 million for each of the years ended December 31, 2004, 2003 and 2002.

   RGA CAPITAL TRUST I. In December 2001, RGA, through its wholly-owned trust, RGA Capital Trust I (the "Trust"), issued 4,500,000 Preferred Income Equity Redeemable Securities ("PIERS") Units. Each PIERS unit consists of (i) a preferred security issued by the Trust, having a stated liquidation amount of $50 per unit, representing an undivided beneficial ownership interest in the assets of the Trust, which consist solely of junior subordinated debentures issued by RGA which have a principal amount at maturity of $50 and a stated maturity of March 18, 2051, and (ii) a warrant to purchase, at any time prior to December 15, 2050, 1.2508 shares of RGA stock at an exercise price of $50. The fair market value of the warrant on the issuance date was $14.87 and is detachable from the preferred security. RGA fully and unconditionally guarantees, on a subordinated basis, the obligations of the Trust under the preferred securities. The preferred securities and subordinated debentures were issued at a discount (original issue discount) to the face or liquidation value of $14.87 per security. The securities will accrete to their $50 face/liquidation value over the life of the security on a level yield basis. The weighted average effective interest rate on the preferred securities and the subordinated debentures is 8.25% per annum. Capital securities outstanding were $159 million and $158 million for the years ended December 31, 2004 and 2003, respectively, net of unamortized discount of $66 million and $67 million for the years ended December 31, 2004 and 2003, respectively.

9.  INCOME TAXES

   The provision for income taxes for continuing operations was as follows:

                                             YEARS ENDED DECEMBER 31,
                                             -----------------------
                                             2004     2003    2002
                                             ----     ----    -----
                                             (DOLLARS IN MILLIONS)
                  Current:
                     Federal................ $838     $347   $ 820
                     State and local........   45       19     (18)
                     Foreign................    5        2      (5)
                                              ----     ----   -----
                                              888      368     797
                                              ----     ----   -----

                  Deferred:
                     Federal................   13      272    (328)
                     State and local........   (7)      27      17
                     Foreign................   --       --      12
                                              ----     ----   -----
                                                6      299    (299)
                                              ----     ----   -----
                  Provision for income taxes $894     $667   $ 498
                                              ====     ====   =====

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes as reported for continuing operations were as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       -----------------------
                                                        2004      2003   2002
                                                        ------   -----   ----
                                                       (DOLLARS IN MILLIONS)
    Tax provision at U.S. statutory rate.............. $1,100    $ 826   $566

    Tax effect of:
       Tax exempt investment income...................    (69)    (101)   (86)
       State and local income taxes...................     17       42     18
       Prior year taxes...............................   (104)     (25)    (8)
       Foreign operations net of foreign income taxes.    (25)     (17)     4
       Other, net.....................................    (25)     (58)     4
                                                        ------   -----   ----
    Provision for income taxes........................ $  894    $ 667   $498
                                                        ======   =====   ====

   The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. In 2004 the Company recorded an adjustment of $91 million for the settlement of all federal income tax issues relating to the IRS's audit of the Company's tax returns for the years 1997-1999. Such settlement is reflected in the current year tax expense as an adjustment to prior year taxes. The Company also received $22 million in interest on such settlement and incurred an $8 million tax expense on such settlement for a total impact to net income of $105 million. The current IRS examination covers the years 2000-2002. The Company regularly assesses the likelihood of additional assessments in each taxing jurisdiction resulting from current and subsequent years' examinations. Liabilities for income taxes have been established for future income tax assessments when it is probable there will be future assessments and the amount thereof can be reasonably estimated. Once established, liabilities for uncertain tax positions are adjusted only when there is more information available or when an event occurs necessitating a change to the liabilities. The Company believes that the resolution of income tax matters for open years will not have a material effect on its consolidated financial statements although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                                DECEMBER 31,
                                                              --------------------
                                                                2004       2003
                                                               -------    -------
                                                              (DOLLARS IN MILLIONS)
 Deferred income tax assets:
    Policyholder liabilities and receivables................. $ 2,998    $ 2,618
    Net operating losses.....................................     216        245
    Capital loss carryforwards...............................     108         92
    Litigation related.......................................      84         86
    Other....................................................     124         52
                                                               -------    -------
                                                                3,530      3,093
    Less: Valuation allowance................................      16         16
                                                               -------    -------
                                                                3,514      3,077
                                                               -------    -------
 Deferred income tax liabilities:
    Investments..............................................   1,554      1,352
    Deferred policy acquisition costs........................   3,095      2,815
    Employee benefits........................................     114        151
    Net unrealized investment gains..........................   1,391      1,397
    Other....................................................      31         58
                                                               -------    -------
                                                                6,185      5,773
                                                               -------    -------
 Net deferred income tax liability........................... $(2,671)   $(2,696)
                                                               =======    =======

   Domestic net operating loss carryforwards amount to $561 million at December 31, 2004 and will expire beginning in 2014. Domestic capital loss carryforwards amount to $249 million at December 31, 2004 and will expire beginning in 2005. Foreign net operating loss carryforwards amount to $45 million at December 31, 2004 and were generated in various foreign countries with expiration periods of five years to infinity.

   The Company has recorded a valuation allowance related to tax benefits of certain foreign net operating loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain foreign net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable.

10.  COMMITMENTS, CONTINGENCIES AND GUARANTEES

LITIGATION

   The Company is a defendant in a large number of litigation matters. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

   Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

   On a quarterly and yearly basis, the Company reviews relevant information with respect to liabilities for litigation and contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Unless stated below, estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2004.

  SALES PRACTICES CLAIMS

   Over the past several years, Metropolitan Life, New England Mutual Life Insurance Company ("New England Mutual") and General American Life Insurance Company ("General American") have faced numerous claims, including class action lawsuits, alleging improper marketing and sales of individual life insurance policies or annuities. These lawsuits are generally referred to as "sales practices claims."

   In December 1999, a federal court approved a settlement resolving sales practices claims on behalf of a class of owners of permanent life insurance policies and annuity contracts or certificates issued pursuant to individual sales in the United States by Metropolitan Life, Metropolitan Insurance and Annuity Company or Metropolitan Tower Life Insurance Company between January 1, 1982 and December 31, 1997. The class includes owners of approximately six million in-force or terminated insurance policies and approximately one million in-force or terminated annuity contracts or certificates.

   Similar sales practices class actions against New England Mutual, with which Metropolitan Life merged in 1996, and General American, which was acquired in 2000, have been settled. In October 2000, a federal court approved a settlement resolving sales practices claims on behalf of a class of owners of permanent life insurance policies issued by New England Mutual between January 1, 1983 through August 31, 1996. The class includes owners of approximately 600,000 in-force or terminated policies. A federal court has approved a settlement resolving sales practices claims on behalf of a class of owners of permanent life insurance policies issued by General American between January 1, 1982 through December 31, 1996. An appellate court has affirmed the order approving the settlement. The class includes owners of approximately 250,000 in-force or terminated policies.

   Certain class members have opted out of the class action settlements noted above and have brought or continued non-class action sales practices lawsuits. In addition, other sales practices lawsuits have been brought. As of December 31, 2004, there are approximately 328 sales practices lawsuits pending against Metropolitan Life; approximately 49 sales practices lawsuits pending against New England Mutual, New England Life Insurance Company, and New England Securities Corporation (collectively, "New England"); and approximately 54 sales practices lawsuits pending against General American. Metropolitan Life, New England and General

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

American continue to defend themselves vigorously against these lawsuits. Some individual sales practices claims have been resolved through settlement, won by dispositive motions, or, in a few instances, have gone to trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance may be commenced in the future.

   The Metropolitan Life class action settlement did not resolve two putative class actions involving sales practices claims filed against Metropolitan Life in Canada, and these actions remain pending.

   The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices claims against Metropolitan Life, New England and General American.

   Regulatory authorities in a small number of states have had investigations or inquiries relating to Metropolitan Life's, New England's, or General American's sales of individual life insurance policies or annuities. Over the past several years, these and a number of investigations by other regulatory authorities were resolved for monetary payments and certain other relief. The Company may continue to resolve investigations in a similar manner.

  ASBESTOS-RELATED CLAIMS

   Metropolitan Life is also a defendant in thousands of lawsuits seeking compensatory and punitive damages for personal injuries allegedly caused by exposure to asbestos or asbestos-containing products. Metropolitan Life has never engaged in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products nor has Metropolitan Life issued liability or workers' compensation insurance to companies in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products. Rather, these lawsuits principally have been based upon allegations relating to certain research, publication and other activities of one or more of Metropolitan Life's employees during the period from the 1920's through approximately the 1950's and have alleged that Metropolitan Life learned or should have learned of certain health risks posed by asbestos and, among other things, improperly publicized or failed to disclose those health risks. Metropolitan Life believes that it should not have legal liability in such cases.

   Legal theories asserted against Metropolitan Life have included negligence, intentional tort claims and conspiracy claims concerning the health risks associated with asbestos. Although Metropolitan Life believes it has meritorious defenses to these claims, and has not suffered any adverse monetary judgments in respect of these claims, due to the risks and expenses of litigation, almost all past cases have been resolved by settlements. Metropolitan Life's defenses (beyond denial of certain factual allegations) to plaintiffs' claims include that: (i) Metropolitan Life owed no duty to the plaintiffs--it had no special relationship with the plaintiffs and did not manufacture, produce, distribute or sell the asbestos products that allegedly injured plaintiffs; (ii) plaintiffs cannot demonstrate justifiable detrimental reliance; and (iii) plaintiffs cannot demonstrate proximate causation. In defending asbestos cases, Metropolitan Life selects various strategies depending upon the jurisdictions in which such cases are brought and other factors which, in Metropolitan Life's judgment, best protect Metropolitan Life's interests. Strategies include seeking to settle or compromise claims, motions challenging the legal or factual basis for such claims or defending on the merits at trial. In 2002, 2003 or 2004, trial courts in California, Utah, Georgia, New York, Texas, and Ohio granted motions dismissing claims against Metropolitan Life on some or all of the above grounds. Other courts have denied motions brought by Metropolitan Life to dismiss cases without the necessity of trial. There can be no assurance that Metropolitan Life will receive favorable decisions on motions in the future. Metropolitan Life intends to continue to exercise its best judgment regarding settlement or defense of such cases, including when trials of these cases are appropriate.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Metropolitan Life continues to study its claims experience, review external literature regarding asbestos claims experience in the United States and consider numerous variables that can affect its asbestos liability exposure, including bankruptcies of other companies involved in asbestos litigation and legislative and judicial developments, to identify trends and to assess their impact on the recorded asbestos liability.

   Bankruptcies of other companies involved in asbestos litigation, as well as advertising by plaintiffs' asbestos lawyers, may be resulting in an increase in the cost of resolving claims and could result in an increase in the number of trials and possible adverse verdicts Metropolitan Life may experience. Plaintiffs are seeking additional funds from defendants, including Metropolitan Life, in light of such bankruptcies by certain other defendants. In addition, publicity regarding legislative reform efforts may result in an increase or decrease in the number of claims.

   The total number of asbestos personal injury claims pending against Metropolitan Life as of the dates indicated, the number of new claims during the years ended on those dates and the total settlement payments made to resolve asbestos personal injury claims during those years are set forth in the following table:

                                                                       AT OR FOR THE YEARS ENDED
                                                                            DECEMBER 31,
                                                                       -----------------------
                                                                        2004      2003    2002
                                                                       -------   ------- -------
                                                                        (DOLLARS IN MILLIONS)
Asbestos personal injury claims at year end (approximate)............. 108,000   111,700 106,500
Number of new claims during the year (approximate)....................  23,500    58,650  66,000
Settlement payments during the year (1)...............................   $85.5     $84.2   $95.1

--------
(1)Settlement payments represent payments made by Metropolitan Life during the year in connection with settlements made in that year and in prior years. Amounts do not include Metropolitan Life's attorneys' fees and expenses and do not reflect amounts received from insurance carriers.

   The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for asbestos-related claims. The ability of Metropolitan Life to estimate its ultimate asbestos exposure is subject to considerable uncertainty due to numerous factors. The availability of data is limited and it is difficult to predict with any certainty numerous variables that can affect liability estimates, including the number of future claims, the cost to resolve claims, the disease mix and severity of disease, the jurisdiction of claims filed, tort reform efforts and the impact of any possible future adverse verdicts and their amounts.

   The number of asbestos cases that may be brought or the aggregate amount of any liability that Metropolitan Life may ultimately incur is uncertain. Accordingly, it is reasonably possible that the Company's total exposure to asbestos claims may be greater than the liability recorded by the Company in its consolidated financial statements and that future charges to income may be necessary. While the potential future charges could be material in particular quarterly or annual periods in which they are recorded, based on information currently known by management, it does not believe any such charges are likely to have a material adverse effect on the Company's consolidated financial position.

   Metropolitan Life increased its recorded liability for asbestos-related claims by $402 million from approximately $820 million to $1,225 million at December 31, 2002. This total recorded asbestos-related liability (after the self-insured retention) was within the coverage of the excess insurance policies discussed below. Metropolitan Life regularly reevaluates its exposure from asbestos litigation and has updated its liability analysis for asbestos-related claims through December 31, 2004.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   During 1998, Metropolitan Life paid $878 million in premiums for excess insurance policies for asbestos-related claims. The excess insurance policies for asbestos-related claims provide for recovery of losses up to $1,500 million, which is in excess of a $400 million self-insured retention. The asbestos-related policies are also subject to annual and per-claim sublimits. Amounts are recoverable under the policies annually with respect to claims paid during the prior calendar year. Although amounts paid by Metropolitan Life in any given year that may be recoverable in the next calendar year under the policies will be reflected as a reduction in the Company's operating cash flows for the year in which they are paid, management believes that the payments will not have a material adverse effect on the Company's liquidity.

   Each asbestos-related policy contains an experience fund and a reference fund that provides for payments to Metropolitan Life at the commutation date if the reference fund is greater than zero at commutation or pro rata reductions from time to time in the loss reimbursements to Metropolitan Life if the cumulative return on the reference fund is less than the return specified in the experience fund. The return in the reference fund is tied to performance of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index. A claim was made under the excess insurance policies in 2003 and 2004 for the amounts paid with respect to asbestos litigation in excess of the retention. As the performance of the indices impacts the return in the reference fund, it is possible that loss reimbursements to the Company and the recoverable with respect to later periods may be less than the amount of the recorded losses. Such foregone loss reimbursements may be recovered upon commutation depending upon future performance of the reference fund. If at some point in the future, the Company believes the liability for probable and reasonably estimable losses for asbestos-related claims should be increased, an expense would be recorded and the insurance recoverable would be adjusted subject to the terms, conditions and limits of the excess insurance policies. Portions of the change in the insurance recoverable would be recorded as a deferred gain and amortized into income over the estimated remaining settlement period of the insurance policies. The foregone loss reimbursements were approximately $8.3 million with respect to 2002 claims, $15.5 million with respect to 2003 claims and are estimated to be $10.2 million with respect to 2004 claims and estimated to be approximately $54 million in the aggregate, including future years.

  DEMUTUALIZATION ACTIONS

   Several lawsuits were brought in 2000 challenging the fairness of Metropolitan Life's plan of reorganization, as amended (the "plan") and the adequacy and accuracy of Metropolitan Life's disclosure to policyholders regarding the plan. These actions named as defendants some or all of Metropolitan Life, MetLife, Inc. (the "Holding Company"), the individual directors, the New York Superintendent of Insurance (the "Superintendent") and the underwriters for MetLife, Inc.'s initial public offering, Goldman Sachs & Company and Credit Suisse First Boston. On February 21, 2003, a trial court within the commercial part of the New York State court granted the defendants' motions to dismiss two purported class actions. On April 27, 2004, the appellate court modified the trial court's order by reinstating certain claims against Metropolitan Life, the Holding Company and the individual directors. Plaintiffs in these actions have filed a consolidated amended complaint. Defendants' motion to dismiss part of the consolidated amended complaint, and plaintiffs' motion to certify a litigation class are pending. Another purported class action filed in New York State court in Kings County has been consolidated with this action. The plaintiffs in the state court class actions seek compensatory relief and punitive damages. Five persons have brought a proceeding under Article 78 of New York's Civil Practice Law and Rules challenging the Opinion and Decision of the Superintendent who approved the plan. In this proceeding, petitioners seek to vacate the Superintendent's Opinion and Decision and enjoin him from granting final approval of the plan. Respondents have moved to dismiss the proceeding. In a purported class action against Metropolitan Life and the Holding Company pending in the United States District Court for the Eastern District of New York, plaintiffs served a second consolidated amended complaint on April 2, 2004. In this action, plaintiffs assert violations of the Securities Act of 1933 and the Securities Exchange Act of 1934 in

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES connection with the plan, claiming that the Policyholder Information Booklets failed to disclose certain material facts. They seek rescission and compensatory damages. On June 22, 2004, the court denied the defendants' motion to dismiss the claim of violation of the Securities Exchange Act of 1934. The court had previously denied defendants' motion to dismiss the claim for violation of the Securities Act of 1933. On December 10, 2004, the court reaffirmed its earlier decision denying defendants' motion for summary judgment as premature. Metropolitan Life, the Holding Company and the individual defendants believe they have meritorious defenses to the plaintiffs' claims and are contesting vigorously all of the plaintiffs' claims in these actions.

   In 2001, a lawsuit was filed in the Superior Court of Justice, Ontario, Canada on behalf of a proposed class of certain former Canadian policyholders against the Holding Company, Metropolitan Life, and Metropolitan Life Insurance Company of Canada. Plaintiffs' allegations concern the way that their policies were treated in connection with the demutualization of Metropolitan Life; they seek damages, declarations, and other non-pecuniary relief. The defendants believe they have meritorious defenses to the plaintiffs' claims and will contest vigorously all of plaintiffs' claims in this matter.

   On April 30, 2004, a lawsuit was filed in New York state court in New York County against the Holding Company and Metropolitan Life on behalf of a proposed class comprised of the settlement class in the Metropolitan Life sales practices class action settlement approved in December 1999 by the United States District Court for the Western District of Pennsylvania. In July 2004, the plaintiffs served an amended complaint. The amended complaint challenges the treatment of the cost of the sales practices settlement in the demutualization of Metropolitan Life and asserts claims of breach of fiduciary duty, common law fraud, and unjust enrichment. Plaintiffs seek compensatory and punitive damages, as well as attorneys' fees and costs. The Holding Company and Metropolitan Life have moved to dismiss the amended complaint. In October 2003, the United States District Court for the Western District of Pennsylvania dismissed plaintiffs' similar complaint alleging that the demutualization breached the terms of the 1999 settlement agreement and unjustly enriched the Holding Company and Metropolitan Life. The Holding Company and Metropolitan Life intend to contest this matter vigorously.

  RACE-CONSCIOUS UNDERWRITING CLAIMS

   Insurance departments in a number of states initiated inquiries in 2000 about possible race-conscious underwriting of life insurance. These inquiries generally have been directed to all life insurers licensed in their respective states, including Metropolitan Life and certain of its affiliates. The New York Insurance Department concluded its examination of Metropolitan Life concerning possible past race-conscious underwriting practices. On April 28, 2003, the United States District Court for the Southern District of New York approved a class action settlement of a consolidated action against Metropolitan Life alleging racial discrimination in the marketing, sale, and administration of life insurance policies. Metropolitan Life also entered into settlement agreements to resolve the regulatory examination.

   Twenty lawsuits involving approximately 140 plaintiffs were filed in federal and state court in Alabama, Mississippi and Tennessee alleging federal and/or state law claims of racial discrimination in connection with the sale, formation, administration or servicing of life insurance policies. Metropolitan Life resolved the claims of some of these plaintiffs through settlement, and some additional plaintiffs have voluntarily dismissed their claims. Metropolitan Life resolved claims of some additional persons who opted out of the settlement class referenced in the preceding paragraph but who had not filed suit. The actions filed in Alabama and Tennessee have been dismissed; one action filed in Mississippi remains pending. In the pending action, Metropolitan Life is contesting plaintiffs' claims vigorously.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The Company believes that adequate provision has been made to cover the costs associated with the resolution of these matters.

  OTHER

   A putative class action lawsuit is pending in the United States District Court for the District of Columbia, in which plaintiffs allege that they were denied certain ad hoc pension increases awarded to retirees under the Metropolitan Life retirement plan. The ad hoc pension increases were awarded only to retirees (i.e., individuals who were entitled to an immediate retirement benefit upon their termination of employment) and not available to individuals like these plaintiffs whose employment, or whose spouses' employment, had terminated before they became eligible for an immediate retirement benefit. The plaintiffs seek to represent a class consisting of former Metropolitan Life employees, or their surviving spouses, who are receiving deferred vested annuity payments under the retirement plan and who were allegedly eligible to receive the ad hoc pension increases awarded in 1977, 1980, 1989, 1992, 1996 and 2001, as well as increases awarded in earlier years. Metropolitan Life is vigorously defending itself against these allegations.

   As previously reported, the SEC is conducting a formal investigation of New England Securities Corporation ("NES"), a subsidiary of New England Life Insurance Company ("NELICO"), in response to NES informing the SEC that certain systems and controls relating to one NES advisory program were not operating effectively. NES is cooperating fully with the SEC.

   Prior to filing MetLife, Inc.'s June 30, 2003 Form 10-Q, the Holding Company and/or its subsidiaries announced a $31 million charge, net of income taxes, resulting from certain improperly deferred expenses at an affiliate, New England Financial. The Holding Company and/or its subsidiaries notified the SEC about the nature of this charge prior to its announcement. The SEC is pursuing a formal investigation of the matter and, in December 2004, NELICO received a so-called "Wells Notice" in connection with the SEC investigation. The Wells Notice provides notice that the SEC staff is considering recommending that the SEC bring a civil action alleging violations of the U.S. securities laws. Under the SEC's procedures, a recipient can respond to the SEC staff before the staff makes a formal recommendation regarding whether any action alleging violations of the U.S. securities laws should be considered. The Holding Company and/or its subsidiaries continue to cooperate fully with the SEC in its investigation.

   The American Dental Association and two individual providers have sued the Holding Company and/or its subsidiaries, Mutual of Omaha and Cigna in a purported class action lawsuit brought in a Florida federal district court. The plaintiffs purport to represent a nationwide class of in-network providers who allege that their claims are being wrongfully reduced by downcoding, bundling, and the improper use and programming of software. The complaint alleges federal racketeering and various state law theories of liability. The Holding Company and/or its subsidiaries are vigorously defending the case. In March 2005, the district court granted in part and denied in part defendants' motion to dismiss.

   On November 16, 2004, a New York state court granted plaintiffs' motion to certify a litigation class of owners of certain participating life insurance policies and a sub-class of New York owners of such policies in an action asserting that Metropolitan Life breached their policies and violated New York's General Business Law in the manner in which it allocated investment income across lines of business during a period ending with the 2000 demutualization. Metropolitan Life has filed a notice of appeal from the order granting this motion. In August 2003, an appellate court affirmed the dismissal of fraud claims in this action. Plaintiffs seek compensatory damages. Metropolitan Life is vigorously defending the case.

   Regulatory bodies have contacted the Company and have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of products. The

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. The SEC has commenced an investigation with respect to market timing and late trading in a limited number of privately-placed variable insurance contracts that were sold through General American. As previously reported, in May 2004, General American received a Wells Notice stating that the SEC staff is considering recommending that the SEC bring a civil action alleging violations of the U.S. securities laws against General American. Under the SEC procedures, General American can avail itself of the opportunity to respond to the SEC staff before it makes a formal recommendation regarding whether any action alleging violations of the U.S. securities laws should be considered. General American has responded to the Wells Notice. The Company is fully cooperating with regard to these information requests and investigations. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's consolidated financial position.

   In October 2004, the SEC informed the Holding Company and/or its subsidiaries that it anticipates issuing a formal order of investigation related to certain sales by a former sales representative to the Sheriff's Department of Fulton County, Georgia. The Holding Company and/or its subsidiaries are fully cooperating with respect to inquiries from the SEC.

   The Holding Company and/or its subsidiaries have received a number of subpoenas and other requests from the Office of the Attorney General of the State of New York seeking, among other things, information regarding and relating to compensation agreements between insurance brokers and the Holding Company and/or its subsidiaries, whether the Holding Company and/or its subsidiaries have provided or are aware of the provision of "fictitious" or "inflated" quotes and information regarding tying arrangements with respect to reinsurance. Based upon an internal review, the Holding Company and/or its subsidiaries advised the Attorney General for the State of New York that the Holding Company and/or its subsidiaries were not aware of any instance in which they had provided a "fictitious" or "inflated" quote. The Holding Company and/or its subsidiaries also have received a subpoena, including a set of interrogatories, from the Office of the Attorney General of the State of Connecticut seeking information and documents concerning contingent commission payments to brokers and their awareness of any "sham" bids for business. The Holding Company and/or its subsidiaries also have received a Civil Investigative Demand from the Office of the Attorney General for the State of Massachusetts seeking information and documents concerning bids and quotes that the Holding Company and/or its subsidiaries submitted to potential customers in Massachusetts, the identity of agents, brokers, and producers to whom the Holding Company and/or its subsidiaries submitted such bids or quotes, and communications with a certain broker. The Holding Company and/or its subsidiaries is continuing to conduct an internal review of its commission payment practices. The Holding Company and/or its subsidiaries continue to fully cooperate with these inquiries and are responding to the subpoenas and other requests.

   Approximately twelve broker related lawsuits have been received. Two class action lawsuits were filed in the United States District Court for the Southern District of New York on behalf of proposed classes of all persons who purchased the securities of MetLife, Inc. between April 5, 2000 and October 19, 2004 against MetLife, Inc. and certain officers of MetLife, Inc. In the context of contingent commissions, the complaints allege that defendants violated the federal securities laws by issuing materially false and misleading statements and failing to disclose material facts regarding MetLife, Inc.'s financial performance throughout the class period that had the effect of artificially inflating the market price of MetLife Inc.'s securities. Three class action lawsuits were filed in the United States District Court for the Southern District of New York on behalf of proposed classes of participants in and beneficiaries of Metropolitan Life Insurance Company's Savings and Investment Plan against MetLife, Inc., the MetLife, Inc. Employee Benefits Committee, certain officers of Metropolitan Life Insurance Company, and members of MetLife, Inc.'s board of directors. In the context of contingent

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES commissions, the complaints allege that defendants violated their fiduciary obligations under ERISA by failing to disclose to plan participants who had the option of allocating funds in the plan to the MetLife Company Stock Fund material facts regarding MetLife, Inc.'s financial performance. The plaintiffs in these actions seek compensatory and other relief. Two cases have been brought in California state court against MetLife, Inc., other companies, and an insurance broker. One of these cases alleges that the insurers and the broker violated Section 17200 of the California Business and Professions Code by engaging in unfair trade practices concerning contingent commissions and fees paid to the broker; the other case has been brought by the California Insurance Commissioner and alleges that the defendants violated certain provisions of the California Insurance Code. Additionally, two civil RICO or antitrust related class action lawsuits have been brought against MetLife, Inc., and other companies in California federal court with respect to issues concerning contingent commissions and fees paid to one or more brokers. Three class action lawsuits have been brought in Illinois federal court against MetLife, Inc. and other companies alleging that insurers and brokers violated antitrust laws or engaged in civil RICO violations. The Company intends to vigorously defend these cases.

   In addition to those discussed above, regulators and others have made a number of inquiries of the insurance industry regarding industry brokerage practices and related matters and others may begin. It is reasonably possible that the Holding Company and/or its subsidiaries will receive additional subpoenas, interrogatories, requests and lawsuits. The Holding Company and/or its subsidiaries will fully cooperate with all regulatory inquiries and intends to vigorously defend all lawsuits.

   Metropolitan Life also has been named as a defendant in a number of silicosis, welding and mixed dust cases in various states. The Company intends to defend itself vigorously against these cases.

   Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

  SUMMARY

   It is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, except as noted above in connection with specific matters. In some of the matters referred to above, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's consolidated financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

LEASES

   In accordance with industry practice, certain of the Company's income from lease agreements with retail tenants is contingent upon the level of the tenants' sales revenues. Additionally, the Company, as lessee, has entered into various lease and sublease agreements for office space, data processing and other equipment. Future

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES minimum rental and sublease income, and minimum gross rental payments relating to these lease agreements were as follows:

                                                                      GROSS
                                                     RENTAL SUBLEASE  RENTAL
                                                     INCOME  INCOME  PAYMENTS
                                                     ------ -------- --------
                                                      (DOLLARS IN MILLIONS)
  2005.............................................. $  451   $19      $162
  2006.............................................. $  425   $19      $147
  2007.............................................. $  386   $13      $124
  2008.............................................. $  315   $10      $ 92
  2009.............................................. $  260   $ 4      $ 68
  Thereafter........................................ $1,376   $12      $388

COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

   The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were approximately $1,320 million and $1,378 million at December 31, 2004 and 2003, respectively. The Company anticipates that these amounts will be invested in the partnerships over the next three to five years.

GUARANTEES

   In the course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future.

   In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from less than $1 million to $800 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount due under these guarantees in the future.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies other of its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnities in the future.

   The fair value of such indemnities, guarantees and commitments entered into during 2004 was insignificant. The Company's recorded liability at December 31, 2004 and 2003 for indemnities, guarantees and commitments is insignificant. In conjunction with replication synthetic asset transaction, as described in Note 3, the Company writes credit default swap obligations requiring payment of principal due in exchange for the reference credit obligation, depending on the nature or occurrence of specified credit events for the referenced entities. In the event of a specified credit event, the Company's maximum amount at risk, assuming the value of the referenced

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES credits become worthless, is $1.1 billion at December 31, 2004. The credit default swaps expire at various times during the next seven years.

11.  EMPLOYEE BENEFIT PLANS

PENSION BENEFIT AND OTHER BENEFIT PLANS

   The Company is both the sponsor and administrator of defined benefit pension plans covering eligible employees (including employees of certain affiliates) who meet specified eligibility requirements. Retirement benefits are based upon years of credited service and final average or career average earnings history.

   The Company also provides certain postemployment benefits and certain postretirement health care and life insurance benefits for retired employees (including retirees of certain affiliates) through insurance contracts. Substantially all of the Company's employees may, in accordance with the plans applicable to the postretirement benefits, become eligible for these benefits if they attain retirement age, with sufficient service, while working for the Company or certain affiliates.

   The Company uses a December 31 measurement date for all of its pension and postretirement benefit plans.

OBLIGATIONS, FUNDED STATUS AND NET PERIODIC BENEFIT COSTS

                                                                       DECEMBER 31,
                                                             -------------------------------
                                                             PENSION BENEFITS  OTHER BENEFITS
                                                             --------------   ---------------
                                                              2004     2003    2004     2003
                                                             ------   ------  ------  -------
                                                                  (DOLLARS IN MILLIONS)
Change in projected benefit obligation:
Projected benefit obligation at beginning of year........... $5,052   $4,744  $2,001  $ 1,878
   Service cost.............................................    116      122      27       38
   Interest cost............................................    297      311     114      122
   Acquisitions and divestitures............................     (3)      (1)     --       --
   Actuarial losses (gains).................................    134      352    (132)     167
   Curtailments and terminations............................     --       (7)     --       (4)
   Change in benefits.......................................     --       (1)      1       (1)
   Transfers in (out) of controlled group...................     (8)    (181)     (1)     (77)
   Benefits paid............................................   (323)    (287)   (127)    (122)
                                                             ------   ------  ------  -------
Projected benefit obligation at end of year.................  5,265    5,052   1,883    2,001
                                                             ------   ------  ------  -------
Change in plan assets:
Fair value of plan assets at beginning of year..............  4,504    4,006     999      965
   Actual return on plan assets.............................    389      636      94      112
   Employer contribution....................................    549      335      90       46
   Transfers in (out) of controlled group...................     (5)    (186)     --       (2)
   Benefits paid............................................   (323)    (287)   (127)    (122)
                                                             ------   ------  ------  -------
Fair value of plan assets at end of year....................  5,114    4,504   1,056      999
                                                             ------   ------  ------  -------
Under funded................................................   (151)    (548)   (827)  (1,002)
Unrecognized net actuarial losses...........................  1,483    1,438     194      352
Unrecognized prior service cost.............................     67       82    (156)    (175)
                                                             ------   ------  ------  -------
Prepaid (accrued) benefit cost.............................. $1,399   $  972  $ (789) $  (825)
                                                             ======   ======  ======  =======
Qualified plan prepaid pension cost......................... $1,725   $1,297
Non-qualified plan accrued pension cost.....................   (469)    (467)
Intangible assets...........................................     13       14
Accumulated other comprehensive income......................    130      128
                                                             ------   ------
Prepaid benefit cost........................................ $1,399   $  972
                                                             ======   ======

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The aggregate projected benefit obligation and aggregate contract value of plan assets for the pension plans were as follows:

                                     QUALIFIED PLAN   NON-QUALIFIED PLAN       TOTAL
                                    ----------------  -----------------  ----------------
                                      2004     2003    2004      2003      2004     2003
                                    -------  -------   -----     -----   -------  -------
                                                  (DOLLARS IN MILLIONS)
Aggregate fair value of plan assets
  (principally company contracts).. $ 5,114  $ 4,504  $  --     $  --    $ 5,114  $ 4,504
Aggregate projected benefit
  obligation.......................  (4,751)  (4,523)  (514)     (529)    (5,265)  (5,052)
                                    -------  -------   -----     -----   -------  -------
Over (under) funded................ $   363  $   (19) $(514)    $(529)   $  (151) $  (548)
                                    =======  =======   =====     =====   =======  =======

   The accumulated benefit obligation for all defined benefit pension plans was $4,928 million and $4,866 million at December 31, 2004 and 2003, respectively.

   Information for pension plans with an accumulated benefit obligation in excess of plan assets:

                                                                  DECEMBER 31,
                                                                  ------------------
                                                                  2004         2003
                                                                  ----         ----
                                                                  (DOLLARS IN MILLIONS)
     Projected benefit obligation................................ $532         $543
     Accumulated benefit obligation.............................. $468         $465
     Fair value of plan assets................................... $ 14         $ 10

   Information for pension and postretirement plans with a projected benefit obligation in excess of plan assets:

                                                      DECEMBER 31,
                                                ------------------------------
                                                PENSION BENEFITS OTHER BENEFITS
                                                ---------------- -------------
                                                2004     2003     2004    2003
                                                ----     ------  ------  ------
                                                  (DOLLARS IN MILLIONS)
       Projected benefit obligation............ $532    $5,043   $1,883  $2,001
       Fair value of plan assets............... $ 14    $4,484   $1,056  $  999

   As a result of additional pension contributions and favorable investment returns during the year ended December 31, 2004, a significant plan that was included in the pension benefits section of the above table as of December 31, 2003 was no longer included as of December 31, 2004. This plan had a fair value of plan assets of $5,079 with a projected benefit obligation of $4,726 and a fair value of plan assets of $4,474 with a projected benefit obligation of $4,500 as of December 31, 2004 and 2003, respectively.

   The components of net periodic benefit cost were as follows:

                                                 PENSION BENEFITS    OTHER BENEFITS
                                               -------------------  ----------------
                                                2004   2003   2002  2004  2003  2002
                                               -----  -----  -----  ----  ----  ----
                                                       (DOLLARS IN MILLIONS)
Service cost.................................. $ 116  $ 122  $ 104  $ 27  $ 38  $ 36
Interest cost.................................   297    311    307   114   122   123
Expected return on plan assets................  (406)  (331)  (354)  (76)  (71)  (93)
Amortization of prior actuarial losses (gains)
  and prior service cost......................   116    102     33   (12)  (12)   (9)
Curtailment cost..............................    --     10     11    --     3     4
                                               -----  -----  -----  ----  ----  ----
Net periodic benefit cost..................... $ 123  $ 214  $ 101  $ 53  $ 80  $ 61
                                               =====  =====  =====  ====  ====  ====

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The Company expects to receive subsidies on prescription drug benefits beginning in 2006 under the Medicare Prescription Drug, Improvement and Modernization Act of 2003. The postretirement benefit plan assets and accumulated benefit obligation were remeasured effective July 1, 2004 in order to determine the effect of the expected subsidies on net periodic postretirement benefit cost. As a result, the accumulated postretirement benefit obligation was reduced $201 million which will be recognized as adjustments of future benefits through the amortization of actuarial losses (gains) in accordance with FASB staff position 106-2 on a prospective basis and net periodic postretirement benefit cost for the year ended 2004 was reduced $16 million. The reduction of net periodic benefit cost is due to reductions in service cost of $2 million, interest cost of $6 million, and amortization of prior actuarial loss of $8 million.

ASSUMPTIONS

   Assumptions used in determining benefit obligations were as follows:

                                                      DECEMBER 31,
                                            -------------------------------
                                            PENSION BENEFITS OTHER BENEFITS
                                            ---------------- --------------
                                            2004     2003    2004    2003
                                             -----    -----   -----  -----
             Weighted average discount rate 5.86%    6.10%   5.86%   6.10%
             Rate of compensation increase. 4%-8%    4%-8%    N/A     N/A

   Assumptions used in determining net periodic benefit cost were as follows:

                                                   DECEMBER 31,
                                        -----------------------------------
                                        PENSION BENEFITS   OTHER BENEFITS
                                        ----------------- -----------------
                                        2004  2003  2002  2004  2003  2002
                                        ----- ----- ----- ----- ----- -----
    Weighted average discount rate..... 6.11% 6.75% 7.27% 6.10% 6.75% 7.40%
    Weighted average expected return on
      plan assets...................... 8.47% 8.50% 9.00% 7.91% 7.77% 8.16%
    Rate of compensation increase...... 4%-8% 4%-8% 4%-6%  N/A   N/A   N/A

   The discount rate is based on the yield of a hypothetical portfolio of high-quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate projected benefit obligation when due. The expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate. The weighted expected return on plan assets for use in that plan's valuation in 2005 is currently anticipated to be 8.50% for pension benefits and other postretirement medical benefits and 6.25% for postretirement life benefits.

   The assumed health care cost trend rates used in measuring the accumulated postretirement benefit obligation were as follows:

                                                DECEMBER 31,
                               -----------------------------------------------
                                        2004                    2003
                               ---------------------- ------------------------
  Pre-Medicare eligible claims  8% down to 5% in 2010  8.5% down to 5% in 2010
  Medicare eligible claims.... 10% down to 5% in 2014 10.5% down to 5% in 2014

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Assumed health care cost trend rates may have a significant effect on the amounts reported for health care plans. A one-percentage point change in assumed health care cost trend rates would have the following effects:

                                                             ONE PERCENT ONE PERCENT
                                                              INCREASE    DECREASE
                                                             ----------- -----------
                                                              (DOLLARS IN MILLIONS)
Effect on total of service and interest cost components.....    $ 10        $  (9)
Effect of accumulated postretirement benefit obligation.....    $104        $(100)

PLAN ASSETS

   The weighted average allocation of pension plan and other benefit plan assets is as follows:

                                                                DECEMBER 31,
                                                             ------------------------------
                                                             PENSION BENEFITS OTHER BENEFITS
                                                             ---------------  -------------
                                                             2004     2003    2004    2003
ASSET CATEGORY                                               ----     ----    ----    ----
Equity securities...........................................  50%      48%     41%     38%
Fixed maturities............................................  36%      39%     57%     61%
Other (Real Estate and Alternative investments).............  14%      13%      2%      1%
                                                             ---      ---     ---     ---
   Total.................................................... 100%     100%    100%    100%
                                                             ===      ===     ===     ===

   The weighted average target allocation of pension plan and other benefit plan assets for 2005 is as follows:

                                                             PENSION BENEFITS OTHER BENEFITS
                                                             ---------------- --------------
ASSET CATEGORY
Equity securities...........................................     30%-65%         25%-45%
Fixed maturities............................................     20%-70%         45%-70%
Other (Real Estate and Alternative investments).............      0%-25%          0%-10%

   Target allocations of assets are determined with the objective of maximizing returns and minimizing volatility of net assets through adequate asset diversification. Adjustments are made to target allocations based on an assessment of the impact of economic factors and market conditions.

CASH FLOWS

   The Company expects to contribute $31 million to its pension plans and $91 million to its other benefit plans during 2005.

   The following gross benefit payments, which reflect expected future service as appropriate, are expected to be paid:

                                                             PENSION BENEFITS OTHER BENEFITS
                                                             ---------------- --------------
                                                                  (DOLLARS IN MILLIONS)
2005........................................................      $  295           $119
2006........................................................      $  306           $124
2007........................................................      $  313           $128
2008........................................................      $  324           $132
2009........................................................      $  333           $135
2010-2014...................................................      $1,823           $724

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Gross subsidy payments expected to be received under the Medicare Prescription Drug, Improvement and Modernization Act of 2003 are as follows:

                                                OTHER BENEFITS
                                             ---------------------
                                             (DOLLARS IN MILLIONS)
              2005..........................          $--
              2006..........................          $ 9
              2007..........................          $10
              2008..........................          $11
              2009..........................          $11
              2010-2014.....................          $67

SAVINGS AND INVESTMENT PLANS

   The Company sponsors savings and investment plans for substantially all employees under which the Company matches a portion of employee contributions. The Company contributed $58 million, $59 million and $58 million for the years ended December 31, 2004, 2003 and 2002, respectively.

12.  EQUITY

PARENT'S INTEREST IN PREFERRED STOCK OF A SUBSIDIARY

   On December 16, 2003, the Holding Company contributed 2,532,600 shares of RGA's common stock to a subsidiary of the Company in exchange for 93,402 shares of Series A Cumulative Preferred Stock ("the Preferred Shares"). Holders of the Preferred Shares are entitled to receive cumulative cash dividends at the annual applicable rate of 7% times the Liquidation Preference of $1,000 per share payable quarterly, when and if declared by the Board of Directors. Holders of the Preferred Shares have no voting rights, except as required by applicable law. The Preferred Shares rank senior to the common stock.

   On December 21, 2004, the Holding Company contributed the 93,402 Preferred Shares to a subsidiary of the Company. The subsidiary of the Company retired the shares and recorded a contribution of capital of $93 million from MetLife, Inc.

DIVIDEND RESTRICTIONS

   Under New York State Insurance Law, Metropolitan Life is permitted, without prior insurance regulatory clearance, to pay a dividend to the Holding Company as long as the aggregate amount of all such dividends in any calendar year does not exceed the lesser of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year, and (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). Metropolitan Life will be permitted to pay a dividend to the Holding Company in excess of the lesser of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the New York Superintendent of Insurance (the "Superintendent") and the Superintendent does not disapprove the distribution. Under New York State Insurance Law, the Superintendent has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. The New York State Department of Insurance has established informal guidelines for such determinations. The guidelines, among other things, focus on the insurer's overall financial condition and profitability under statutory accounting practices. For the years ended December 31, 2004, 2003 and 2002, Metropolitan Life paid to MetLife, Inc. $797 million, $698 million and $535 million, respectively, in dividends for which prior insurance regulatory clearance was not required and $0 million, $750 million and $369 million, respectively, in special dividends, as approved by the Superintendent. At

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

December 31, 2004, the maximum amount of the dividend which may be paid to the Holding Company from Metropolitan Life in 2005, without prior regulatory approval is $880 million. For the years ended December 31, 2004, 2003 and 2002, Metropolitan Life received dividends from affiliates of $14 million, $32 million and $230 million, respectively.

STOCK COMPENSATION PLANS

   Under the MetLife, Inc. 2000 Stock Incentive Plan, as amended, (the "Stock Incentive Plan"), awards granted may be in the form of non-qualified or incentive stock options qualifying under Section 422A of the Internal Revenue Code. The aggregate number of options to purchase shares of stock that may be awarded under the Stock Incentive Plan is subject to a maximum limit of 37,823,333.

   All options granted have an exercise price equal to the fair market value price of the Holding Company's common stock on the date of grant, and an option's maximum term is ten years. Certain options under the Stock Incentive Plan become exercisable over a three year period commencing with date of grant, while other options become exercisable three years after the date of grant.

   The fair value of each option grant is estimated on the date of the grant using the Black-Scholes options- pricing model with the following weighted average assumptions used for grants for the:

                                                              YEARS ENDED DECEMBER 31,
                                                             --------------------------
                                                               2004     2003     2002
                                                             -------- -------- --------
Dividend yield..............................................    0.70%    0.79%    0.68%
Risk-free rate of return....................................    3.69%    3.62%    5.08%
Volatility..................................................   34.85%   38.56%   26.70%
Expected duration...........................................  6 years  6 years  6 years

                                                              YEARS ENDED DECEMBER 31,
                                                             --------------------------
                                                               2004     2003     2002
                                                             -------- -------- --------
Weighted average fair value of options granted.............. $  13.25 $  10.41 $  10.48
                                                             ======== ======== ========

   MetLife, Inc. allocated stock option expense to the Company in each of the years ended December 31, 2004, 2003 and 2002. Options outstanding attributable to the expense allocated to Company were as follows:

                                                                 YEARS ENDED DECEMBER 31,
                                                             --------------------------------
                                                                2004       2003       2002
                                                             ---------- ---------- ----------
Outstanding Options......................................... 21,510,200 20,295,028 16,259,630
Exercisable Options......................................... 12,634,118  4,566,265  1,357,034

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Effective January 1, 2003, MetLife, Inc. and the Company elected to prospectively apply the fair value method of accounting for stock options granted by the Holding Company subsequent to December 31, 2002. As permitted under SFAS 148, options granted prior to January 1, 2003 will continue to be accounted for under APB 25. Had compensation expense for grants awarded prior to January 1, 2003 been determined based on fair value at the date of grant in accordance with SFAS 123, the Company's net income would have been reduced to the following pro forma amounts:

                                                                       YEARS ENDED DECEMBER 31,
                                                                       ----------------------
                                                                        2004     2003    2002
                                                                       ------   ------  ------
                                                                        (DOLLARS IN MILLIONS,
                                                                       EXCEPT PER SHARE DATA)
Net Income............................................................ $2,239   $2,001  $1,612
Add: Stock option-based employee compensation expense included in
  reported net income, net of income taxes............................ $   24   $   11  $    1
Deduct: Total Stock option-based employee compensation determined under fair value based method for all awards, net of income taxes... $  (42)  $  (40) $  (33)
                                                                       ------   ------  ------
Pro forma net income (1).............................................. $2,221   $1,972  $1,580
                                                                       ======   ======  ======

--------
(1)The pro forma earnings disclosures are not necessarily representative of the effects on net income.

   Certain levels of Company management also received awards of stock-based compensation under the MetLife, Inc. Long Term Performance Compensation Plan ("LTPCP"). LTPCP awards vest in their entirety at the end of the three year performance period. Each participant is assigned a target compensation amount at the inception of the performance period with the final compensation amount determined by the performance of the Holding Company's stock over the three-year vesting period, subject to management's discretion. Final awards may be paid in whole or in part with shares of the Holding Company's stock. Compensation expense related to the LTPCP was $45 million, $42 million and $19 million for the years ended December 31, 2004, 2003 and 2002, respectively.

   For the years ended December 31, 2004, 2003 and 2002, stock-based compensation expense related to the Stock Incentive Plan and LTPCP was $82 million, $60 million, and $21 million, respectively, including stock- based compensation for non-employees of $468 thousand, $550 thousand and $2 million, respectively.

STATUTORY EQUITY AND INCOME

   The National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The New York State Department of Insurance has adopted Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in New York. Modifications by the various state insurance departments may impact the effect of Codification on the statutory capital and surplus of the Company.

   Statutory accounting practices differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

   Statutory net income of Metropolitan Life, a New York domiciled insurer, was $2,648 million, $2,169 million and $1,455 million for the years ended December 31, 2004, 2003 and 2002, respectively. Statutory capital and surplus, as filed with the New York State Department of Insurance, was $8,804 million and $7,967 million at December 31, 2004 and 2003, respectively.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

OTHER COMPREHENSIVE INCOME

   The following table sets forth the reclassification adjustments required for the years ended December 31, 2004, 2003 and 2002 in other comprehensive income
(loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                                                    2004   2003    2002
                                                                                   -----  -----  -------
                                                                                   (DOLLARS IN MILLIONS)
Holding gains on investments arising during the year.............................. $ 520  $ 783  $ 2,575
Income tax effect of holding gains................................................  (182)  (323)    (859)
Reclassification adjustments:
   Recognized holding (gains) losses included in current year income..............  (236)   363      668
   Amortization of premiums and accretion of discounts associated with
     investments..................................................................    (3)  (152)    (440)
   Income tax effect..............................................................    86    (84)     (71)
Allocation of holding losses on investments relating to other policyholder amounts  (284)  (576)  (2,592)
Income tax effect of allocation of holding losses to other policyholder amounts...   102    228      858
Unrealized investment gains of subsidiary at date of sale.........................    --    269       68
Deferred income taxes on unrealized investment gains of subsidiary at date of sale    --    (94)     (15)
                                                                                   -----  -----  -------
Net unrealized investment gains (losses)..........................................     3    414      192
                                                                                   -----  -----  -------
Foreign currency translation adjustment arising during the year...................    79    174      137
Foreign currency translation adjustment of subsidiary at date of sale.............    --     --      (65)
                                                                                   -----  -----  -------
Foreign currency translation adjustment...........................................    79    174       72
                                                                                   -----  -----  -------
Minimum pension liability adjustment arising during the year......................    (2)   (81)      --
Minimum pension liability adjustment of subsidiary at date of sale................    --     (1)      --
                                                                                   -----  -----  -------
Minimum pension liability adjustment..............................................    (2)   (82)      --
                                                                                   -----  -----  -------
Other comprehensive income (loss)................................................. $  80  $ 506  $   264
                                                                                   =====  =====  =======

13.  OTHER EXPENSES

   Other expenses were comprised of the following:

                                                              YEARS ENDED DECEMBER 31,
                                                             -------------------------
                                                               2004     2003     2002
                                                             -------  -------  -------
                                                               (DOLLARS IN MILLIONS)
Compensation................................................ $ 2,038  $ 2,060  $ 2,441
Commissions.................................................   1,746    1,712    1,938
Interest and debt issue costs...............................     183      313      242
Amortization of policy acquisition costs....................   1,142    1,355    1,512
Capitalization of policy acquisition costs..................  (1,817)  (1,982)  (2,227)
Rent, net of sublease income................................     216      226      289
Minority interest...........................................     168      119       74
Other.......................................................   1,706    1,830    2,079
                                                             -------  -------  -------
   Total other expenses..................................... $ 5,382  $ 5,633  $ 6,348
                                                             =======  =======  =======

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

14.  BUSINESS SEGMENT INFORMATION

   The Company provides insurance and financial services to customers in the United States, Canada, Central America, South Africa and Asia. At December 31, 2004, the Company's business is divided into three operating segments:
Institutional, Individual and Reinsurance, as well as Corporate & Other. These segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements. Auto & Home, operated through Met P&C, was sold to the Holding Company in October 2003. See Note 1. Significant operations of the International segment were sold to the Holding Company in the fourth quarter of 2002. The Company's remaining international operations consisting of the Company's Canadian branch, a subsidiary in Indonesia and a joint venture in China are reported in Corporate & Other for the year ended December 31, 2004.

   Institutional offers a broad range of group insurance and retirement & savings products and services, including group life insurance, non-medical health insurance, such as short and long-term disability, long-term care, and dental insurance, and other insurance products and services. Individual offers a wide variety of protection and asset accumulation products, including life insurance, annuities and mutual funds. Reinsurance provides primarily reinsurance of life and annuity policies in North America and various international markets. Additionally, reinsurance of critical illness policies is provided in select international markets.

   Corporate & Other contains the excess capital not allocated to the business segments, various start up entities and run off entities, the Company's ancillary international operations in 2004, as well as the interest expense related to the majority of the Company's outstanding debt and expenses associated with the resolution of certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of all intersegment amounts, which generally relate to intersegment loans, which bear interest rates commensurate with related borrowings, as well as intersegment transactions. Additionally, the Company's ancillary asset management business is included in the results of operations for Corporate & Other for all periods. See Note 16 for disclosures regarding discontinued operations, including real estate.

   Set forth in the tables below is certain financial information with respect to the Company's operating segments for the years ended December 31, 2004, 2003 and 2002. The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. The Company allocates capital to each segment based upon an internal capital allocation system that allows the Company to more effectively manage its capital. The Company evaluates the performance of each operating segment based upon net income excluding certain net investment gains (losses), net of income taxes, and the impact from the cumulative effect of changes in accounting, net of income taxes. Scheduled periodic settlement payments on derivative instruments not qualifying for hedge accounting are included in net investment gains (losses). The Company allocates certain non-recurring items, such as expenses associated with certain legal proceedings, to Corporate & Other.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

AS OF OR FOR THE YEAR ENDED                                                                        CORPORATE
DECEMBER 31, 2004                                            INSTITUTIONAL INDIVIDUAL REINSURANCE & OTHER (1)   TOTAL
---------------------------                                  ------------- ---------- ----------- ----------- --------
                                                                               (DOLLARS IN MILLIONS)
Premiums....................................................   $ 10,103     $  4,051    $ 3,349     $     9   $ 17,512
Universal life and investment-type product policy fees......        716        1,325         --           1      2,042
Net investment income.......................................      4,470        5,496        539         300     10,805
Other revenues..............................................        632            3         56          21        712
Net investment gains (losses)...............................        185           68         60         (24)       289
Policyholder benefits and claims............................     11,134        4,870      2,694          37     18,735
Interest credited to policyholder account balances..........        958        1,187        212           1      2,358
Policyholder dividends......................................        107        1,634         --           2      1,743
Other expenses..............................................      1,906        2,264        965         247      5,382
Income from continuing operations before provision for
 income taxes...............................................      2,001          988        133          20      3,142
Income from discontinued operations, net of income taxes....         10            4         --          29         43
Cumulative effect of a change in accounting, net of income
 taxes......................................................        (59)           9         --          (2)       (52)
Net income..................................................      1,270          679         88         202      2,239
Total assets................................................    120,766      137,693     14,573      26,956    299,988
Deferred policy acquisition costs...........................        965        7,517      2,580           9     11,071
Goodwill, net...............................................         61           39         99          18        217
Separate account assets.....................................     36,913       31,594         14         (14)    68,507
Policyholder liabilities....................................     70,051       91,049     10,463         263    171,826
Separate account liabilities................................     36,913       31,594         14         (14)    68,507

AS OF OR FOR THE YEAR ENDED                                                       CORPORATE                    AUTO &
DECEMBER 31, 2003                            INSTITUTIONAL INDIVIDUAL REINSURANCE  & OTHER  INTERNATIONAL (1) HOME (2)   TOTAL
---------------------------                  ------------- ---------- ----------- --------- ----------------- -------- --------
                                                                            (DOLLARS IN MILLIONS)
Premiums....................................   $  9,093     $  4,242    $ 2,648    $    (6)      $    6        $2,168  $ 18,151
Universal life and investment-type
 product policy fees........................        633        1,287         --         --            1            --     1,921
Net investment income.......................      4,027        5,585        431         67           50           119    10,279
Other revenues..............................        592          204         48         38           14            23       919
Net investment gains (losses)...............       (293)        (299)        31         15           (7)           (4)     (557)
Policyholder benefits and claims............      9,842        4,876      2,102          4           16         1,604    18,444
Interest credited to policyholder
 account balances...........................        914        1,280        184         --            1            --     2,379
Policyholder dividends......................        198        1,697         --         (1)           3            --     1,897
Other expenses..............................      1,782        2,436        741         78           24           572     5,633
Income from continuing operations
 before provision for income taxes..........      1,316          730        131         33           20           130     2,360
Income from discontinued operations, net of
 income taxes...............................         37           34         --        263           --            --       334
Cumulative effect of a change in accounting,
 net of income taxes........................        (26)          --         --         --           --            --       (26)
Net income..................................        849          519         86        423           13           111     2,001
Total assets................................    109,492      133,335     12,879     24,490        1,069            --   281,265
Deferred policy acquisition costs...........        739        7,363      2,122          2            6            --    10,232
Goodwill, net...............................         59           42         99         18           --            --       218
Separate account assets.....................     35,632       28,028         13        (12)          --            --    63,661
Policyholder liabilities....................     61,565       88,096      9,272       (579)         297            --   158,651
Separate account liabilities................     35,632       28,028         13        (12)          --            --    63,661

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

AS OF OR FOR THE YEAR ENDED                                                      CORPORATE                    AUTO &
DECEMBER 31, 2002                           INSTITUTIONAL INDIVIDUAL REINSURANCE  & OTHER  INTERNATIONAL (1) HOME (2)  TOTAL
---------------------------                 ------------- ---------- ----------- --------- ----------------- -------- -------
                                                                          (DOLLARS IN MILLIONS)
Premiums...................................    $8,245       $4,419     $1,984      $  (7)        $992         $2,828  $18,461
Universal life and investment-type
 product policy fees.......................       623        1,267         --         --           37             --    1,927
Net investment income......................     3,907        6,013        378       (163)         241            177   10,553
Other revenues.............................       607          454         42         49           10             26    1,188
Net investment gains (losses)..............      (491)        (255)         7        (38)          (9)           (46)    (832)
Policyholder benefits and claims...........     9,343        5,005      1,517          3          821          2,020   18,709
Interest credited to policyholder
 account balances..........................       930        1,608        146         (1)          28             --    2,711
Policyholder dividends.....................       115        1,769         --         --           28             (1)   1,911
Other expenses.............................     1,529        2,555        616        481          373            794    6,348
Income (loss) from continuing operations
 before provision (benefit) for income
 taxes.....................................       974          961        132       (642)          21            172    1,618
Income from discontinued operations, net of
 income taxes..............................       127          203         --        162           --             --      492
Net income (loss)..........................       759          811         86       (196)          21            131    1,612

--------
(1)Ancillary international results are reported in Corporate & Other for the year ended December 31, 2004.
(2)Auto & Home, operated through Met P&C, was sold to the Holding Company in October 2003. See Note 1.

   Net investment income and net investment gains (losses) are based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated capital. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

   Beginning in 2003, the Company changed its methodology of allocating capital to its business segments from Risk-Based Capital ("RBC") to Economic Capital. Prior to 2003, the Company's business segments' allocated equity was primarily based on RBC, an internally developed formula based on applying a multiple to the National Association of Insurance Commissioners Statutory Risk-Based Capital and included certain adjustments in accordance with GAAP. Economic Capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The Economic Capital model accounts for the unique and specific nature of the risks inherent in the Company's businesses. This is in contrast to the standardized regulatory RBC formula, which is not as refined in its risk calculations with respect to the nuances of the Company's businesses.

   The change in methodology is being applied prospectively. This change has and will continue to impact the level of net investment income and net income of each of the Company's business segments. A portion of net investment income is credited to the segments based on the level of allocated equity. This change in methodology of allocating equity does not impact the Company's consolidated net investment income or net income.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The following table presents actual and pro forma net investment income with respect to the Company's segments for the year ended December 31, 2002. The amounts shown as pro forma reflect net investment income that would have been reported in 2002 had the Company allocated capital based on Economic Capital rather than on the basis of RBC.

                                                        NET INVESTMENT INCOME
                                                        --------------------
                                                        FOR THE YEAR ENDED
                                                        DECEMBER 31, 2002
                                                        --------------------
                                                         ACTUAL    PRO FORMA
                                                         -------   ---------
                                                        (DOLLARS IN MILLIONS)
     Institutional..................................... $ 3,907     $ 3,969
     Individual........................................   6,013       5,924
     Reinsurance.......................................     378         339
     Corporate & Other.................................    (163)        (43)
     International.....................................     241         204
     Auto & Home.......................................     177         160
                                                         -------    -------
        Total.......................................... $10,553     $10,553
                                                         =======    =======

   Revenues derived from any customer did not exceed 10% of consolidated revenues. Revenues from U.S. operations were $30,049 million, $29,708 million and $29,344 million for the years ended December 31, 2004, 2003 and 2002, respectively, which represented 96%, 97% and 94%, respectively, of consolidated revenues.

15.  ACQUISITIONS AND DISPOSITIONS

   On January 31, 2005, the Company completed the sale of SSRM to a third party for $328 million of cash and stock. As a result of the sale of SSRM, the Company recognized income from discontinued operations of approximately $150 million, net of income taxes, comprised of a realized gain of $166 million, net of income taxes, and an operating expense related to a lease abandonment of $16 million, net of income taxes. Under the terms of the agreement, the Company will have an opportunity to receive, prior to the end of 2006, additional payments aggregating up to approximately 25% of the base purchase price, based on, among other things, certain revenue retention and growth measures. The purchase price is also subject to reduction over five years, depending on retention of certain Company-related business. The Company has reclassified the assets, liabilities and operations of SSRM into discontinued operations for all periods presented in the consolidated financial statements. Additionally, the sale of SSRM resulted in the elimination of the Company's Asset Management segment. The remaining asset management business, which is insignificant, has been reclassified into Corporate & Other. The Company's discontinued operations for the year ended December 31, 2004 also includes expenses of approximately $20 million, net of income taxes, related to the sale of SSRM. See Note 16.

   In 2003, RGA entered into a coinsurance agreement under which it assumed the traditional U.S. life reinsurance business of Allianz Life Insurance Company of North America. The transaction added approximately $278 billion of life reinsurance in-force, $246 million of premium and $11 million of income before income tax expense, excluding minority interest expense, in 2003. The effects of such transaction are included within the Reinsurance segment.

   In October 2003, the Company completed its sale of MTL, MetLife General Insurance Agency, Inc., MetLife Securities, Inc. and N.L. Holding Corporation to the Holding Company. The amount received in excess of book value of $28 million was recorded as a capital contribution from the Holding Company. Total assets and total liabilities of the entities sold at the date of sale were $293 million and $195 million, respectively. Total revenues of the entities sold included in the consolidated statements of income were $156 million and $218 million for the years ended December 31, 2003 and 2002, respectively.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   In October 2003, the Company sold Metropolitan Property and Casualty Insurance Company's common stock to the Holding Company for $1,990 million. The amount received in excess of book value of $120 million was recorded as a capital contribution from the Holding Company. Total assets and total liabilities of the entities sold at the date of sale were $5,806 million and $3,400 million, respectively. Total revenues of the entities sold included in the consolidated statements of income were $2,343 million and $3,013 million for the years ended December 31, 2003 and 2002, respectively.

   In December 2002, the Company completed its sale of Cova Corporation, MetLife Investors Group, Inc., MetLife International Holdings, Inc., Walnut Street Securities, Inc., Seguros Genesis S.A., MetLife Pensiones S.A. and Metropolitan Life Seguros de Vida S.A. to the Holding Company. The amount received in excess of book value of $149 million was recorded as a capital contribution from the Holding Company. Total assets and total liabilities of the entities sold at the date of sale were $17,853 million and $16,545 million, respectively. Total revenues of the entities sold included in the consolidated statements of the income were $1,648 million for the year ended December 31, 2002.

16.  DISCONTINUED OPERATIONS

REAL ESTATE

   The Company actively manages its real estate portfolio with the objective to maximize earnings through selective acquisitions and dispositions. Income related to real estate classified as held-for-sale or sold is presented as discontinued operations. These assets are carried at the lower of depreciated cost or fair value less expected disposition costs.

   The following table presents the components of income from discontinued real estate operations:

                                                             YEARS ENDED DECEMBER 31,
                                                             -----------------------
                                                             2004     2003     2002
                                                             ----     -----   -----
                                                             (DOLLARS IN MILLIONS)
Investment income........................................... $ 84    $ 199    $ 530
Investment expense..........................................  (67)    (125)    (350)
Net investment gains (losses)...............................   20      420      581
                                                              ----    -----   -----
   Total revenues...........................................   37      494      761
Interest expense............................................   --        1        1
Provision for income taxes..................................   13      180      276
                                                              ----    -----   -----
   Income from discontinued operations, net of income taxes. $ 24    $ 313    $ 484
                                                              ====    =====   =====

   The carrying value of real estate related to discontinued operations was $252 million and $472 million at December 31, 2004 and 2003, respectively.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The following table shows the real estate discontinued operations by segment:

                                                         YEAR ENDED DECEMBER 31,
                                                         -----------------------
                                                         2004    2003    2002
                                                         ----    ----    ----
                                                         (DOLLARS IN MILLIONS)
         Net investment income
            Institutional............................... $ 6     $ 12    $ 42
            Individual..................................   7       12      57
            Corporate & Other...........................   4       50      81
                                                         ---      ----    ----
                Total net investment income............. $17     $ 74    $180
                                                         ===      ====    ====
         Net investment gains (losses)..................
            Institutional............................... $ 9     $ 45    $156
            Individual..................................  (2)      43     262
            Corporate & Other...........................  13      332     163
                                                         ---      ----    ----
                Total net investment gains (losses)..... $20     $420    $581
                                                         ===      ====    ====
         Interest Expense...............................
            Individual.................................. $--     $  1    $  1
                                                         ---      ----    ----
                Total interest expense.................. $--     $  1    $  1
                                                         ===      ====    ====

OPERATIONS

   During the third quarter of 2004, the Company entered into an agreement to sell its wholly-owned subsidiary, SSRM, to a third party, which was sold on January 31, 2005. Accordingly, the assets, liabilities and operations of SSRM have been reclassified into discontinued operations for all periods presented. The operations of SSRM include affiliated revenues of $59 million, $54 million and $56 million, for the years ended December 31, 2004, 2003 and 2002, respectively, related to asset management services provided by SSRM to the Company that have not been eliminated from discontinued operations as these transactions will continue after the sale of SSRM. The following tables present the amounts related to operations of SSRM that have been combined with the discontinued real estate operations in the consolidated income statements:

                                                                                 YEARS ENDED DECEMBER 31,
                                                                                 ------------------------
                                                                                 2004     2003    2002
                                                                                 ----     ----    ----
                                                                                 (DOLLARS IN MILLIONS)
Revenues from discontinued operations........................................... $328     $231    $239
                                                                                   ====    ====    ====
Income from discontinued operations before provision for income taxes........... $ 32     $ 34    $ 14
Provision for income taxes......................................................   13       13       6
                                                                                   ----    ----    ----
   Income from discontinued operations, net of income taxes..................... $ 19     $ 21    $  8
                                                                                   ====    ====    ====

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                                       DECEMBER 31,
                                                                       ------------------
                                                                       2004         2003
                                                                       ----         ----
                                                                       (DOLLARS IN MILLIONS)
Equity securities..................................................... $ 49         $ 14
Real estate and real estate joint ventures............................   96            3
Short term investments................................................   33           17
Other invested assets.................................................   20            8
Cash and cash equivalents.............................................   55           50
Premiums and other receivables........................................   38           23
Other assets..........................................................   88           68
                                                                         ----         ----
   Total assets held-for-sale......................................... $379         $183
                                                                         ====         ====
Short-term debt....................................................... $ 19         $ --
Current income taxes payable..........................................    1            1
Deferred income taxes payable.........................................    1            2
Other liabilities.....................................................  219           67
                                                                         ----         ----
   Total liabilities held-for-sale.................................... $240         $ 70
                                                                         ====         ====

   See Note 15 for further discussion of SSRM disposition.

17.  FAIR VALUE INFORMATION

   The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

   Amounts related to the Company's financial instruments were as follows:

                                                  NOTIONAL CARRYING ESTIMATED
                                                   AMOUNT   VALUE   FAIR VALUE
 DECEMBER 31, 2004                                -------- -------- ----------
                                                     (DOLLARS IN MILLIONS)
 ASSETS:
    Fixed maturities.............................          $150,246  $150,246
    Equity securities............................          $  1,903  $  1,903
    Mortgage and other loans.....................          $ 31,571  $ 33,006
    Policy loans.................................          $  8,256  $  8,256
    Short-term investments.......................          $  1,195  $  1,195
    Cash and cash equivalents....................          $  2,373  $  2,373
    Mortgage loan commitments....................  $1,161  $     --  $      4
    Commitments to fund partnership investments..  $1,320  $     --  $     --
 LIABILITIES:
    Policyholder account balances................          $ 59,270  $ 58,456
    Short-term debt..............................          $  1,445  $  1,445
    Long-term debt...............................          $  2,050  $  2,244
    Shares subject to mandatory redemption.......          $    278  $    361
    Payable under securities loaned transactions.          $ 25,230  $ 25,230

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                  NOTIONAL CARRYING ESTIMATED
                                                   AMOUNT   VALUE   FAIR VALUE
 DECEMBER 31, 2003                                -------- -------- ----------
                                                     (DOLLARS IN MILLIONS)
 ASSETS:
    Fixed maturities.............................          $143,148  $143,148
    Equity securities............................          $  1,232  $  1,232
    Mortgage and other loans.....................          $ 26,637  $ 28,572
    Policy loans.................................          $  8,180  $  8,180
    Short-term investments.......................          $  1,303  $  1,303
    Cash and cash equivalents....................          $  2,343  $  2,343
    Mortgage loan commitments....................  $  555  $     --  $     (4)
    Commitments to fund partnership investments..  $1,378  $     --  $     --
 LIABILITIES:
    Policyholder account balances................          $ 53,503  $ 55,195
    Short-term debt..............................          $  3,536  $  3,536
    Long-term debt...............................          $  2,055  $  2,236
    Shares subject to mandatory redemption.......          $    277  $    336
    Payable under securities loaned transactions.          $ 24,065  $ 24,065

   The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

FIXED MATURITIES AND EQUITY SECURITIES

   The fair value of fixed maturities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

MORTGAGE AND OTHER LOANS, MORTGAGE LOAN COMMITMENTS AND COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

   Fair values for mortgage and other loans are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments, the estimated fair value is the net premium or discount of the commitments. Commitments to fund partnership investments have no stated interest rate and are assumed to have a fair value of zero.

POLICY LOANS

   The carrying values for policy loans approximate fair value.

CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

   The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

POLICYHOLDER ACCOUNT BALANCES

   The fair value of policyholder account balances is estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

SHORT-TERM AND LONG-TERM DEBT, PAYABLES UNDER SECURITIES LOANED TRANSACTIONS AND SHARES SUBJECT TO MANDATORY REDEMPTION

   The fair values of short-term and long-term debt, payables under securities loaned transactions and shares subject to mandatory redemption are determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities.

DERIVATIVE FINANCIAL INSTRUMENTS

   The fair value of derivative instruments, including financial futures, financial forwards, interest rate, credit default and foreign currency swaps, foreign currency forwards, caps, floors, and options are based upon quotations obtained from dealers or other reliable sources. See Note 3 for derivative fair value disclosures.

18.  RELATED PARTIES

   Effective January 1, 2003, MetLife Group, Incorporated, a New York corporation and wholly owned subsidiary of the Holding Company, was formed as a personnel services company to provide personnel, as needed, to support the activities of the Company. Charges for these services were approximately $1,713 million and $1,680 million in 2004 and 2003, respectively. (See Note 15.)

19.  SUBSEQUENT EVENTS

   On January 31, 2005, the Holding Company entered into an agreement to acquire all of the outstanding shares of capital stock of certain indirect subsidiaries of Citigroup, Inc., including The Travelers Insurance Company ("Travelers"), and substantially all of Citigroup Inc.'s international insurance businesses for a purchase price of $11.5 billion, subject to adjustment as described in the acquisition agreement. The transaction is expected to close in the summer of 2005. Some portion of the purchase price will be paid in Holding Company common stock issued to Citigroup, Inc. The remaining purchase price will be financed through a combination of cash on hand, debt, perpetual preferred stock, mandatorily convertible securities and selected asset sales depending on market conditions, timing, valuation considerations and the relative attractiveness of funding alternatives.

   On March 30, 2005, the Company announced that it had entered into a contract for the sale of one of its real estate investments. One Madison Avenue in New York City, to a third party. The sale is expected to close during the second quarter of 2005, subject to customary closing conditions. The carrying value of the property was $222 million as of December 31, 2004.

   The Company is also contemplating other asset sales, including selling some or all of its beneficially owned shares in RGA. The Company's reinsurance segment consists primarily of the operations of RGA.

   See also Note 15 for subsequent event related to the disposition of SSRM.

                                    PART II
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (A) FINANCIAL STATEMENTS


         The following financial statements are included in Part B of this Post-Effective Amendment on Form N-4:


            Metropolitan Life Separate Account E
               Independent Registered Public Accounting Firm's Report


            Financial Statements for the Years Ended December 31, 2003 and 2004


               Statements of Assets and Liabilities
               Statements of Operations
               Statements of Changes in Net Assets
               Notes to Financial Statements

            Metropolitan Life Insurance Company
               Independent Registered Public Accounting Firm's Report


               Financial Statements for the Years Ended December 31, 2004, 2003 and 2002

               Consolidated Balance Sheets
               Consolidated Statements of Income
               Consolidated Statements of Cash Flow
               Consolidated Statements of Equity
               Notes to Consolidated Financial Statements

     (B) EXHIBITS

      (1)      -- Resolution of the Board of Directors of Metropolitan Life
                  establishing Separate Account E.(1)
     (2)       -- Not applicable.
     (3)(a)    -- Not applicable.

        (b)    -- Form of Metropolitan Life Insurance Company Sales
                  Agreement.(2)
        (c)    -- Participation Agreement--New England Zenith Fund(4)
        (d)    -- Participation Agreement--American Funds Insurance Series(3)

        (e)    -- Participation Agreement--Met Investors Series Trust (5)

     (4)       -- Form of Deferred Annuity Contract.(3)

        (a) -- ROTH Individual Retirement Annuity Endorsement--Form ML-446.2 (9/02)(6)
        (b)    -- 401(a)/403(a) Plan Endorsement. Form ML-401.2(9/02)(6)
        (c)    -- Individual Retirement Annuity Endorsement. Form ML-408.2
                  (9/02)(6)
        (d)    -- SIMPLE Individual Retirement Annuity Endorsement.
                  Form: ML-439.1 (9/02)(6)
        (e)    -- Tax Sheltered Annuity Endorsement. Form ML-398.2 (9/02)(6)
        (f) -- Guaranteed Minimum Income Benefit Rider--Living Benefit ML-560-1 (03/03)(10)
        (g)    -- Guaranteed Withdrawal Benefit Rider (12)


        (h)    -- Guaranteed Minimum Income Benefit Form ML-560-2 (5/05)(9)
        (i)    -- Enhanced Dollar Cost Averaging Rider Form ML-510-1 (5/05)(9)
        (j)    -- Non-Qualified Annuity Endorsement Form ML-NQ (11/04)-I (9)


     (5)       -- Application Form for the Deferred Annuity (3)

     (6)(a)    -- Amended and Restated Charter of Metropolitan Life.(5)


        (b)    -- Amended and Restated By-Laws of Metropolitan Life.(11)


     (7)       -- Not applicable.


     (8)       -- Automatic Reinsurance Agreement between Metropolitian Life
                  Insurance Company and Exeter Reassurance Company, LTD. effective October 1, 2004. Agreement No. 17258. (9)


     (9)       -- Opinion and consent of counsel as to the legality of the securities being registered.(3)

    (10)       -- Consent of Independent Registered Public Accounting Firm(9)

    (11)       -- Not applicable.
    (12)       -- Not applicable.


    (13)(a)    -- Powers of Attorney.(2,7,8,11)



------------------

1. Filed with Post-Effective Amendment No. 19 to Registration Statement
   No. 2-90380/811-4001 for Metropolitan Life Separate Account E on Form N-4 on February 27, 1996. As incorporated herein by reference.

2. Filed with Post Effective Amendment No. 30 to Registration Statement No. 2-90380/811-4001 for Metropolitan Life Separate Account E on Form N-4 on October 22, 2003. Including Powers of Attorney for Robert H. Benmosche, Curtis H. Barnette, Burton A. Dole, Jr., James R. Houghton, Harry R. Kamen, Helen L. Kaplan, Charles M. Leighton, Hugh B. Price, Kenton J. Sicchitano and William C. Steere Jr. As incorporated herein by reference.




3. Filed with Pre-Effective Amendment No.1 to this Registration Statement on August 3, 2001. As incorporated herein by reference.



4. Filed with Post-Effective Amendment No. 10 to Registration Statement No. 33-57320 for Metropolitan Life Separate Account UL on Form S-6 on September 18, 2000. As incorporated herein by reference.


5. Filed with Registration Statement No. 333-83716/811-4001 for Metropolitan Separate Account E on Form N-4 on March 5, 2002. As incorporated herein by reference.



6. Filed with Post Effective Amendment No. 2 to this Registration Statement on April 10, 2003. As incorporated herein by reference.


7.  Filed  with Post Effective Amendment No. 4 to Registration Statement Nos:
    333-69320/811-4001 for Metropolitan Life Separate Account E on Form N-4 on February 6, 2004, Powers of Attorney for John M. Keane, Joseph J. Procheska and William J. Wheeler. As incorporated herein by reference.




8. Filed with Post-Effective Amendment No. 32 to Registration Statement No. 2-90380/811-4001 for Metropolitan Life Separate Account E on Form N-4 on April 20, 2004. Power of Attorney for Sylvia M. Mathews. As incorporated herein by reference.




9.  Filed herewith.



10. Filed with Post Effective Amendment No. 4 to this Registration Statement on April 20, 2004.



11. Filed with Registration Statement No. 333-12288/811-4001 for Metropolitan Life Separate Account E on Form N-4 on February 17, 2005. Including Power of Attorney for C. Robert Henrikson. As incorporated herein by reference.




12. Filed with Post Effective Amendment No. 6 to this Registration Statement on May 18, 2004.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR.


                                   PRINCIPAL OCCUPATION &           POSITIONS AND OFFICES
          NAME                        BUSINESS ADDRESS                 WITH DEPOSITOR
          ----                     ----------------------           ---------------------
Robert H. Benmosche...... Chairman of the Board and                 Chairman,
                          Chief Executive Officer, MetLife, Inc.    Chief Executive
                          and Metropolitan Life Insurance Company,  Officer and Director
                          1 Metlife Plaza,
                          27-01 Queens Plaza North
                          Long Island City, NY 11101

Curtis H. Barnette....... Of Counsel                                Director
                          Skadden, Arps, Slate, Meagher & Flom
                          LLP and Affiliates
                          1440 New York Avenue, N.W.
                          Washington, D.C. 20005

Burton A. Dole, Jr....... Retired Chairman,                         Director
                          Nelleor Puritan Bennett,
                          Pauma Valley Country Club
                          15835 Pauma Valley Drive
                          Pauna Valley, CA 92061.

Cheryl W. Grise.......... President, Utility Group                  Director
                          Northeast Utilities
                          P.O. Box 270
                          Hartford, CT 06141-0270

James R. Houghton........ Chairman and Chief Executive Officer      Director
                          Corning Incorporated,
                          One Riverfront Plaza,
                          MP HQ E2-6,
                          Corning, NY 14831.

Harry P. Kamen .......... Retired Chairman and Chief Executive      Director
                          Officer,
                          Metropolitan Life Insurance Company,
                          200 Park Avenue, 32nd Floor
                          New York, NY 10166.

Helene L. Kaplan......... Of Counsel, Skadden, Arps, Slate,         Director
                          Meagher and Flom, LLP,
                          Four Times Square,
                          New York, NY 10036.

John M. Keane............ General (Retired),                        Director
                          United States Army,
                          2020 K Street N.W.
                          Suite 300
                          Washington, D.C. 20006

Charles M. Leighton...... Retired Chairman and Chief                Director
                          Executive Officer,
                          CML Group, Inc.
                          U.S. Sailing
                          15 Maritime Drive
                          Portsmouth, RI 02871

Sylvia M. Mathews........ Chief Operating Officer                   Director
                          and Executive Director,
                          The Bill & Melinda Gates
                          Foundation,
                          1551 Eastlake Avenue East,
                          Seattle, WA 98102.

James M. Kilts .......... Chairman of the Board and                 Director
                          Chief Executive Officer,
                          The Gillette Company,
                          Prudential Tower Building, 48th Floor,
                          Boston, MA 02199

Hugh B. Price............ Senior Advisor,                           Director
                          DLA Piper Rudnick Gray Cary US LLP,
                          1251 Avenue of the Americas,
                          New York, NY 10020-1104.

Kenton J. Sicchitano..... Retired Global Managing Partner,          Director
                          Pricewaterhouse Coopers,
                          101 Jericho Road,
                          Weston, MA 02493.

William C. Steere, Jr.... Retired Chairman of the Board,            Director
                          Pfizer, Inc.,
                          235 East 42nd Street, 22nd Floor,
                          New York, NY 10017.



     Set forth below is a list of the executive officers of Metropolitan Life. The principal business address of each officer of Metropolitan Life is 200 Park Avenue, New York, New York 10166.



       NAME OF OFFICER              POSITION WITH METROPOLITAN LIFE
       ---------------              -------------------------------
Robert H. Benmosche....... Chairman and Chief Executive Officer
C. Robert Henrikson ...... President and Chief Operating Officer
William J. Toppeta........ President, International
Leland C. Launer, Jr. .... President, Institutional Business
Lisa M. Weber............. President, Individual Business
Catherine A. Rein......... Senior Executive Vice President and Chief
                            Administrative Officer
James L. Lipscomb......... Executive Vice President, General
                           Counsel
William J. Wheeler........ Executive Vice President and Chief Financial Officer
Joseph A. Reali........... Senior Vice President and Tax Director
Timothy L. Journy......... Senior Vice President and General Auditor
Joseph J. Prochaska....... Senior Vice President and Chief Accounting Office
Anthony J. Williamson..... Senior Vice President and Treasurer
Gwenn L. Carr............. Senior Vice President and Secretary

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

        The registrant is a separate account of Metropolitan Life Insurance Company under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Metropolitan Life Insurance Company, which is a wholly-owned subsidiary of MetLife Inc. The following outline indicates those persons who are controlled by or under common control with Metropolitan Life Insurance Company:

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF MARCH 31, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of March 31, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company

Q.    N.L. Holding Corp. (DEL) (NY)

      1.    Nathan & Lewis Associates, Inc. (NY)

            a)    Nathan and Lewis Insurance Agency of Massachusetts, Inc. (MA)

            b)    Nathan and Lewis Associates of Texas, Inc. (TX)

R.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

S.    Newbury Insurance Company, Limited

T.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

U.    MetLife International Holdings, Inc. (DE)

      1.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      2. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      3.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      4. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

      5. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Seguros de Retiro S.A.

      6.    MetLife Insurance Company of Korea Limited (South Korea)

      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

            a)    Soma Seguradora, S.A. (Brazil)

V.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      8.    CRH Co., Inc. (MA)

      9.    L/C Development Corporation (CA)

      10.   Benefit Services Corporation (GA)

      11.   Thorngate, LLC (DE)

      12.   Alternative Fuel I, LLC (DE)

      13.   Transmountain Land & Livestock Company (MT)

      14.   MetPark Funding, Inc. (DE)

      15.   HPZ Assets LLC (DE)

      16.   MetDent, Inc. (DE)

      17.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      18.   Metropolitan Tower Realty Company, Inc. (DE)

      19. P.T. MetLife Sejahtera (Indonesia)-95.21% of P.T. MetLife Sejahtera is held by Metropolitan Life Insurance Company

      20.   MetLife (India) Private Ltd. (India)

      21.   Metropolitan Marine Way Investments Limited (Canada)

      22.   MetLife Private Equity Holdings, LLC (DE)

      23. Sino-US MetLife Insurance Company, Ltd (China)- 50% of Sino-US MetLife Insurance Company is held by Metropolitan Life Insurance Company

      24.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      25.   Metropolitan Realty Management, Inc. (DE)

      26.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      27.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      28.   Bond Trust Account A (MA)

      29.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

                  (1)   MetLife Capital CFLI Holdings, LLC (DE)

                        (a)   MetLife Capital CFLI Leasing, LLC (DE)

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) MetLife Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

      30.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

                  (1)   Hereford Insurance Agency, Inc. (MA)

            c)    Omega Reinsurance Corporation (AZ)

      31.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   GenAmerica Management Corporation (MO)

                  (3)   Reinsurance Group of America, Incorporated (MO)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                                          (bb)  Great Rivers Reinsurance
                                                Management, Inc. (MO)

                                          (cc)  RGA (U.K.) Underwriting Agency
                                                Limited (United Kingdom)

                              (ii) Triad Re, Ltd. (Barbados)-67% of Triad Re, Ltd. is held by Reinsurance Group of America, Incorporated and 100% of the preferred stock of Triad Re, Ltd. is also held by Reinsurance Group of America Incorporated.

                              (iii) RGA Sigma Reinsurance SPC (Cayman Islands)

                              (iv)  RGA Americas Reinsurance Company, Ltd.
                                    (Barbados)

                              (v) RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                                    (A)   RGA Financial Group, L.L.C. (DE)- 80%
                                          of RGA Financial Group, L.L.C. is held
                                          by RGA Reinsurance Company (Barbados)
                                          Ltd. and 20% of RGA Financial Group,
                                          LLC is held by RGA Reinsurance Company

                              (vi)  RGA Life Reinsurance Company of Canada
                                    (Canada)

                              (vii) RGA International Corporation (Nova Scotia)

                                    (A)   RGA Financial Products Limited
                                          (Canada)

                              (viii)RGA Holdings Limited (U.K.) (United Kingdom)

                                    (A)   RGA UK Services Limited (United
                                          Kingdom)

                                    (B)   RGA Capital Limited U.K. (United
                                          Kingdom)

                                    (C)   RGA Reinsurance (UK) Limited (United
                                          Kingdom)

                              (ix) RGA South African Holdings (Pty) Ltd. (South Africa)

                                    (A)   RGA Reinsurance Company of South
                                          Africa Limited (South Africa)

                              (x)   RGA Australian Holdings PTY Limited
                                    (Australia)

                                    (A)   RGA Reinsurance Company of Australia
                                          Limited (Australia)

                                    (B)   RGA Asia Pacific PTY, Limited
                                          (Australia)

                              (xi) General American Argentina Seguros de Vida, S.A. (Argentina)

                              (xii) Malaysia Life Reinsurance Group Berhad
                                    (Malaysia)- 30% interest of Malaysia Life
                                    Reinsurance Group Berhad is held by
                                    Reinsurance Group of America, Incorporated.

                              (xiii)RGA Technology Partners, Inc. (MO)

                              (xiv) RGA International Reinsurance Company
                                    (Ireland)

      32.   Corporate Real Estate Holdings, LLC (DE)

      33. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

      34.   Tower Resources Group, Inc. (DE)

      35.   Headland Development Corporation (CA)

      36.   Headland - Pacific Palisades, LLC (CA)

      37.   Headland Properties Associates (CA)

      38.   Krisman, Inc. (MO)

      39.   Special Multi-Asset Receivables Trust (DE)

      40.   White Oak Royalty Company (OK)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent entity, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) 100% of the capital stock of Fairfield Insurance Agency of Texas, Inc. is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.

6) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACTOWNERS.


        As of February 28, 2005 Non-Qualified: 37,905
Qualified: 73,045


ITEM 28. INDEMNIFICATION

        UNDERTAKING PURSUANT TO RULE 484(B)(1) UNDER THE SECURITIES ACT OF 1933


        MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, Subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors' and officers' liability policy with a limit of $400 million. The directors and officers of Metropolitan Life Insurance Company ("Metropolitan"), a subsidiary of MetLife, Inc. are also covered under the Financial Institutions Bond as well as under the directors' and officers' liability policy. A provision in Metropolitans by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of Metropolitan.


        Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Metropolitan pursuant to the foregoing provisions, or otherwise, Metropolitan has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Metropolitan of expenses incurred or paid by a director, officer or controlling person of Metropolitan in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Metropolitan will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS.

        (a) The principal underwriter of the registrant is Metropolitan Life Insurance Company. Metropolitan Life Insurance Company acts in the following capacities with respect to the following investment companies:

Metropolitan Tower Life Separate Account One (principal underwriter) Metropolitan Tower Life Separate Account Two (principal underwriter) Metropolitan Life Separate Account UL (principal underwriter)
Metropolitan Series Fund, Inc. (principal underwriter and sub-investment adviser)
The New England Variable Annuity (depositor)
New England Variable Annuity Fund I (depositor)

        (b) See response to Item 25 above.

        (c)

                (1)                                           (2)

    NAME OF PRINCIPAL UNDERWRITER                NET UNDERWRITING DISCOUNTS AND
 Metropolitan Life Insurance Company                      COMMISSIONS
                                                              N/A

                (3)                                           (4)

   COMPENSATION ON REDEMPTION OR                      BROKERAGE COMMISSIONS
           ANNUITIZATION
                                                              N/A


           $6,019,855.80
        (Withdrawal Charges)



                (5)

           COMPENSATION


          $16,173,474.36
     (Separate Account Charge)

Item 30. Location of Account and Records.

Metropolitan Life Insurance Company
200 Park Avenue
New York, N.Y. 10166

Item 31. Management Services.

        Not Applicable
Item 32.

        Undertakings.

        (a) The undersigned registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the financial statements in this registration statement are not more than 16 months old for as long as payments under these variable annuity contracts may be accepted.

        (b) The undersigned registrant hereby undertakes to include a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

        (c) The undersigned registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

        (d) The undersigned registrant represents that it is relying on the exemptions from certain provisions of Sections 22(e) and 27 of the Investment Company Act of 1940 provided by Rule 6c-7 under the Act. The registrant further represents that the provisions of paragraph (a)-(d) of Rule 6c-7 have been complied with.

        (e) Metropolitan Life Insurance Company represents that the fees and charges deducted under the Deferred Annuity described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan Life Insurance Company under the Deferred Annuity.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of New York, and State of New York on this 8th day of April 2005.


                              Metropolitan Life Separate Account E
                              (Registrant)

                              By: Metropolitan Life Insurance Company
                              (Depositor)

                                               /s/ James L. Lipscomb
                              By: ______________________________________________
                                               James L. Lipscomb
                                       Executive Vice-President and General
                                                   Counsel

                              Metropolitan Life Insurance Company
                              (Depositor)

                                               /s/ James L. Lipscomb
                              By: ______________________________________________
                                               James L. Lipscomb
                                       Executive Vice-President and General
                                                    Counsel

                                   SIGNATURES

  As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


              Signature                          Title                    Date
              ---------                          -----                    ----

                 *                     Chairman and Chief
______________________________________  Executive Officer
         Robert H. Benmosche

                                       President and
______________________________________  Chief Operating Officer
          C. Robert Henrikson

                 * Executive Vice President and ______________________________________ Chief Financial Officer
          William J. Wheeler

                 *                     Senior Vice President,
______________________________________ and Chief Accounting Officer
        Joseph J. Prochaska

                 *                     Director
______________________________________
          Curtis H. Barnette

                 *                     Director
______________________________________
         Burton A. Dole, Jr.

                                       Director
_______________________________________
          Cheryl W. Grise

                 *                     Director
______________________________________
          James R. Houghton

                 *                     Director
______________________________________
           Harry P. Kamen

                 *                     Director
______________________________________
           Helene L. Kaplan

                 *                     Director
______________________________________
             John M. Keane

                                       Director
______________________________________
            James M. Kilts

                 *
______________________________________ Director
         Charles M. Leighton

                 *
______________________________________ Director
          Sylvia M. Mathews

                 *
______________________________________ Director
           Hugh B. Price

                 *
______________________________________ Director
        Kenton J. Sicchitano

                 *                     Director
______________________________________
       William C. Steere, Jr.

 /s/ Myra L. Saul, Esq.                                           April 8, 2005
*By: _________________________________
          Myra L. Saul, Esq.
           Attorney-in-Fact